UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

                               AQR Funds

(Exact name of registrant as specified in charter)

      One Greenwich Plaza, Suite 130
                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
                        Greenwich, CT 06830
       (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2023 to December 31, 2023

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not applicable.

Annual Report
December 31, 2023
AQR Alternative Risk Premia Fund
AQR Diversified Arbitrage Fund
AQR Diversifying Strategies Fund
AQR Equity Market Neutral Fund
AQR Long-Short Equity Fund
AQR Macro Opportunities Fund
AQR Managed Futures Strategy Fund
AQR Managed Futures Strategy HV Fund
AQR Multi-Asset Fund
AQR Risk-Balanced Commodities Strategy Fund
AQR Style Premia Alternative Fund
AQR Sustainable Long-Short Equity Carbon Aware Fund
Go Paperless, Choose E-Delivery
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-
annual reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s new, streamlined shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, logging into your account at
https://funds.aqr.com .

Table of Contents
Shareholder Letters (Unaudited)
AQR Alternative Risk Premia Fund
...................................................................
2
AQR Diversified Arbitrage Fund
.....................................................................
4
AQR Diversifying Strategies Fund
...................................................................
8
AQR Equity Market Neutral Fund
....................................................................
10
AQR Long-Short Equity Fund
.......................................................................
12
AQR Macro Opportunities Fund
.....................................................................
15
AQR Managed Futures Strategy Fund
................................................................
18
AQR Managed Futures Strategy HV Fund
.............................................................
20
AQR Multi-Asset Fund
............................................................................
22
AQR Risk-Balanced Commodities Strategy Fund
........................................................
24
AQR Style Premia Alternative Fund
..................................................................
26
AQR Sustainable Long-Short Equity Carbon Aware Fund
..................................................
28
Schedule of Investments
AQR Alternative Risk Premia Fund
...................................................................
31
AQR Diversified Arbitrage Fund
.....................................................................
63
AQR Diversifying Strategies Fund
...................................................................
84
AQR Equity Market Neutral Fund
....................................................................
85
AQR Long-Short Equity Fund
.......................................................................
105
AQR Macro Opportunities Fund
.....................................................................
134
AQR Managed Futures Strategy Fund
................................................................
155
AQR Managed Futures Strategy HV Fund
.............................................................
187
AQR Multi-Asset Fund
............................................................................
218
AQR Risk-Balanced Commodities Strategy Fund
........................................................
237
AQR Style Premia Alternative Fund
..................................................................
247
AQR Sustainable Long-Short Equity Carbon Aware Fund
..................................................
281
Financial Statements and Notes
........................................................................
300
Report of Independent Registered Public Accounting Firm
.....................................................
376
Other Federal Tax Information (Unaudited)
................................................................
377
Fund Expense Examples (Unaudited)
....................................................................
379
Trustees and Officers (Unaudited)
.......................................................................
382

Shareholder Letter (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND

AQR Funds | Annual Report | December 2023
Dear Shareholder:
The AQR Alternative Risk Premia Fund (the “Fund”) returned 7.53%, net of fees, (Class I shares) in 2023.
Over the year, the Fund realized 12.1% annualized daily volatility and a -0.1 correlation to global equities, as represented by the MSCI World Index. The ICE BofA U.S. 3-Month Treasury Bill Index, which is the Fund’s benchmark, returned 5.01% over this period.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the year ended December 31, 2023, the Fund's use of derivatives did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
During the 2023 fiscal year, the Fund invested in five different asset groups, including using derivatives such as futures and swaps: equities of major developed markets, country-specific equity indices, bonds and interest rates, currencies, and commodities. The Fund employed market-neutral and long-short strategies across these asset groups based on five investment styles:
Value - The tendency for cheap assets to outperform expensive ones
Momentum - The tendency for an asset’s recent relative performance to continue in the future
Carry - The tendency for higher-yielding assets to provide higher returns than lower-yielding assets
Defensive - The tendency for lower-risk and higher-quality assets to generate higher risk-adjusted returns
Trend - The tendency for an asset’s recent performance to continue in the future
Gains were almost entirely driven by the Stocks and Industries (“Stocks”) asset group, with Value being the dominant driver of performance. Equity Indices, Currencies, Commodities and Fixed Income also contributed positively, but to a lesser extent.
Within Stocks, Value was the style that had the strongest contribution to performance, followed by Defensive, while Momentum slightly detracted. Value, Momentum and Defensive drove gains in Equity Indices, as
Carry and Trend detracted. Currencies saw its gains come from Carry. In Fixed Income, Value, Defensive and Carry had positive contributions, while Momentum and Trend detracted. Gains in Commodities were explained by Carry and Trend.
This year’s Stocks Value gains are a continuation in the style’s recovery that began towards the end of 2020.
Even after their sustained recovery, Value stocks remain cheap relative to their historical median. Hence, we retain the overweight to the style, as we still see it as an attractive opportunity, albeit less attractive than a year ago. Consequently, the tactical overweight has been reduced and we expect to gradually reduce it as the spread between cheap and expensive stocks continues to converge to its historical median.
Jordan Brooks
Principal
Andrea Frazzini
Principal
John Huss
Principal
Yao Hua Ooi
Principal
Nathan Sosner
Principal

Shareholder Letter (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
AQR Funds | Annual Report | December 2023
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 3.33%, 3.59% and 3.24%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR ALTERNATIVE RISK PREMIA FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF
$10,000 INVESTED ON 09/19/2017
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
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test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2023
AQR ALTERNATIVE RISK PREMIA FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QRPIX 7.53% 15.45% 3.35% 1.40% 9/19/2017
Fund - Class N: QRPNX 7.24% 15.14% 3.08% 1.16% 9/19/2017
Fund - Class R6: QRPRX 7.49% 15.52% 3.43% 1.50% 9/19/2017
ICE BofA U.S. 3-Month Treasury Bill Index 5.01% 2.15% 1.88% 1.84% 9/19/2017

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND

AQR Funds | Annual Report | December 2023
Dear Shareholder:
The AQR Diversified Arbitrage Fund (the “Fund”) invests in arbitrage strategies, including merger arbitrage, convertible arbitrage, and event-driven strategies. The investment process seeks to capture a liquidity premium around corporate control and capital raising events, while maintaining a highly diversified portfolio of securities with low exposure to other risk premia. Over the 2023 calendar year, the Fund’s Class I shares returned 4.51%, net of fees, due to positive returns in all three strategies. Convertible arbitrage was the biggest contributor to the Fund (2.20%), followed by event-driven (1.28%) and merger arbitrage (1.03%). A discussion of performance drivers for each of the three strategies is included below.
Since its inception on January 15, 2009, the Fund has earned an annualized return of 3.4% above the ICE
BofA U.S. 3-Month Treasury Bill Index. Its correlation with overall equity and credit markets has been low.
Based on monthly returns from inception through December 31, 2023, the Fund’s market beta (relative to the
S&P 500® Total Return Index) is 0.13, its annualized volatility is 5.0%, and its Sharpe ratio is 0.67.
Use of derivative instruments is inherent to the Fund's principal investment strategies, both to obtain financial leverage and to hedge portfolio risks. During the fiscal year ended December 31, 2023, the Fund's use of derivatives did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Fund Description
Unlike the textbook definition of arbitrage that requires no capital and where identical securities can simultaneously be bought and sold for different prices, corporate arbitrage investments require significant capital and involve the purchase and sale of related but not identical securities at advantageous prices. For example, in merger arbitrage, the target stock can often be purchased for a price that is less than the merger consideration offered by the acquiring company. Arbitrageurs attempt to capture this difference by buying the target stock, and in the case of a stock merger, also selling short the acquirer’s stock. Similarly, in the case of convertible arbitrage, investors typically purchase a convertible bond at a price below fundamental value and hedge the risk of the underlying equity call option that is embedded in the bond by selling short the issuer’s common stock. Arbitrageurs generally profit when the prices of securities purchased converge to their fundamental values.
Like merger arbitrage and convertible arbitrage, the event-driven strategies employed by the Fund involve the purchase of securities around corporate events at discounts to their fundamental values. For most of the investments, an attempt is made to mitigate the embedded systematic risk via hedging. Where there is no direct hedge for a particular security, correlated indirect hedges are employed. For example, systematic equity market risk is hedged by shorting S&P 500 futures and swaps. Similarly, credit and interest rate risks are hedged using credit default swap indices and Treasury futures. Although indirect hedges can effectively mitigate systematic risk (e.g., beta) on average, they expose the Fund to basis risk because the basket of securities purchased around corporate events may not move in lockstep with the hedging instruments.
Performance Attribution
Convertible Arbitrage
Convertible arbitrage contributed (2.20%) to the Fund’s return in 2023. Positive returns in the strategy can be attributed to richening of the portfolio during the year. The median cheapness of convertible bonds in the portfolio declined from 4.4% at the end of 2022 to 3.0% at the end of 2023. This broad-based richening is further illustrated by the fact that 83% of the convertible arbitrage positions held by the Fund earned a positive return last year.
Following a lull in convertible bond issuance in 2022, when only $29 billion was raised, the U.S. convertible market priced 74 new securities raising a total of $51 billion for issuers in 2023. The increase in issuance is consistent with our view that higher interest rates would spur convertible issuance as companies opted for the considerably lower cash coupons associated with convertible securities relative to traditional, non-
convertible debt.
In response to this issuance, we raised the Fund’s tactical allocation to convertible arbitrage to 47.2% of its long market value at the end of 2023, an increase of nearly 17 percentage points from the start of the year. If issuance continues at this pace, which we expect to see if interest rates remain near their current level, it could create opportunities for the Fund to deploy additional capital into attractively priced high-delta convertibles in 2024
Jordan Brooks
Principal
Rocky Bryant
Principal, AQR
Arbitrage
Mark Mitchell,
Ph.D.
Principal, AQR
Arbitrage
Todd Pulvino,
Ph.D.
Principal, AQR
Arbitrage
John Eckert
Managing Director,
AQR Arbitrage

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR Funds | Annual Report | December 2023
Event-Driven
The event-driven strategy contributed (1.28%) to the Fund’s return in 2023. The Special Purpose Acquisition Companies (“SPAC”) and
Closed-End Fund (“CEF”) sub-strategies were the main drivers of performance.
The SPAC sub-strategy contributed 0.52% to the Fund’s performance, with gains concentrated in the first half of the year, attributable to a substantial decline in the median spread-to-trust from 3.2% at the end of 2022 to 0.4% in June 2023. Spreads reverted slightly over the second half, with the median ending the year at 1.1%. The decline in spread-to-trust coincided with a dramatic decline in the size of the SPAC market, which fell by $99 billion, or 85% of its size at the start of 2023, to $17 billion at year end. This was the result of SPACs from the 2020-2021 boom exiting the market by either closing mergers or liquidating, along with issuance of only 32 new
SPAC vehicles raising a total of $4 billion. Commensurate with the reduction in the opportunity set, the Fund decreased its allocation to SPACs from 24% of long market value at the end of 2022 to 3% at the end of 2023.
In contrast, the CEF sub-strategy became more attractive over the course of the year as discounts in the equity and municipal segments widened dramatically. At the end of 2023, the median discount for equity CEFs was 13.1%, up 3.7% year-over-year, while the median municipal CEF discount was 13.6%, up 4.0% year-over-year. In response to these historically wide discounts, we raised the Fund’s tactical allocation to CEFs from 2.8% to 9.5% over the course of the year. Although the widening discounts also led to mark-to-market losses through October, the CEF sub-strategy rebounded to end the year with a contribution of 0.43% to the Fund.
Merger Arbitrage
Merger arbitrage contributed (1.03%) to the Fund’s return in 2023. This strategy detracted from performance in the first half of the year but rebounded strongly in the second half to end the year as a positive contributor. The median annualized spread widened from 5.1%
at the end of 2022 to 10.6% at the end of June 2023, then tightened to 6.8% at the end of 2023. Six mergers in the portfolio were terminated in 2023, corresponding to a failure rate of 3.8%, roughly in line with the long-term average.
The top contributor to the Fund’s performance was the merger between Activision Blizzard, Inc. and Microsoft Corp. (0.46%), which traded at a spread of 14.9% to the deal consideration before a federal judge denied the Federal Trade Commission’s bid for a preliminary injunction in July. The deal closed in October after the companies successfully convinced the British Competition and
Markets Authority to reverse its April decision rejecting the transaction.
The largest detractor to the Fund’s performance was the failed merger between First Horizon Corp. (FHN) and Toronto-Dominion
Bank (TD) (-1.15%), which was terminated in May 2023 after TD determined it would be unable to obtain the necessary regulatory approvals. This was reportedly due to an anti-money-laundering investigation into TD that was unrelated to the deal, but it occurred after a sharp sell-off in regional bank stocks after the failure of Silicon Valley Bank (SVB) in March. Due to the unexpected decline in the standalone value of FHN from $15.50 prior to the failure of SVB to $11.00 at the start of May, the loss from this deal exceeded the
Fund’s downside risk threshold of 1%.
The Fund’s allocation to merger arbitrage ended the year at 38% of long market value, down from 42% at the end of 2022. The domestic investible universe, defined as U.S. mergers with a definitive agreement and consideration of at least $500 million, was comprised of 38 deals with total consideration of $272 billion at year end. The number of deals was unchanged year-over-year, while the total consideration declined by 8.4%. Deal flow slowed towards the end of the year, anecdotally the result of uncertainty about interest rates and valuations.
Summary
The Fund’s performance in 2023 was attributable to positive but unremarkable returns in the convertible arbitrage, event-driven, and merger arbitrage strategies. The uptick in convertible bond issuance and widening of CEF discounts created opportunities that the
Fund will aim to exploit in 2024. We are hopeful that the resolution of uncertainty about the Federal Reserve’s rate hikes will lead to an uptick in M&A activity and a recovery in capital markets issuance. In addition, we anticipate that the finalization of the SEC’s proposed rules surrounding SPACs will stabilize that market, though we do not anticipate a recovery of issuance at the levels observed in 2020 and 2021. Irrespective of where the Fund deploys capital in 2024, the Fund will continue to hedge systematic equity, credit, and interest rate risks, with the intention of delivering uncorrelated excess returns.
1

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR Funds | Annual Report | December 2023
1
Note that the Fund uses various derivatives instruments (e.g., futures, options, forwards, and swaps), primarily to hedge systematic risks including credit risk and interest rate risk. While the purpose of employing derivatives instruments is to decrease the Fund’s overall risk, hedging instruments are imperfect tools and their effectiveness depends on the degree of price correlation between the derivative instruments and the assets being hedged. Imperfect correlation may be caused by several factors, including temporary price disparities between derivative markets and markets for the underlying assets.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.36%, 1.62% and 1.27%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
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AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2023
AQR DIVERSIFIED ARBITRAGE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: ADAIX 4.51% 2.41% 7.85% 4.38% 4.24% 1/15/2009
Fund - Class N: ADANX 4.23% 2.14% 7.58% 4.12% 3.97% 1/15/2009
Fund - Class R6: QDARX 4.70%* 2.53% 7.95% N/A 4.71% 9/2/2014
ICE BofA U.S. 3-Month Treasury Bill Index 5.01% 2.15% 1.88% 1.25% 0.88% 1/15/2009
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2023 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

Shareholder Letter (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR Funds | Annual Report | December 2023
AQR DIVERSIFIED ARBITRAGE FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF $10,000
INVESTED ON 12/31/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND

AQR Funds | Annual Report | December 2023
Dear Shareholder:
The AQR Diversifying Strategies Fund (the “Fund”) returned 8.88%, net of fees, (Class I shares) in 2023.
Over the year, the Fund realized a 7.0% annualized daily volatility
1
and a 0.2 correlation to global equities, as
represented by the MSCI World Index. The ICE BofA U.S. 3-Month Treasury Bill Index, which is the Fund’s benchmark, returned 5.01% over this period.
The Fund seeks to provide an all-in-one alternatives solution through an allocation to six alternative AQR
Funds. Leveraging AQR’s research and 20-year track record in alternative investing, the Fund is designed to complement an investor’s traditional stock and bond portfolio. The Fund invests in a portfolio of AQR Funds, providing exposure to both Active Multi-Asset strategies and Absolute Return strategies:
Active Multi-Asset Strategies: seek to provide tactical and risk-managed allocations among major asset classes across global markets. These strategies are expected to have some correlation to traditional asset classes over the long-term.
Absolute Return Strategies: seek to capture returns from well-established investment styles, such as
Value and Momentum. Certain strategies may also provide exposure to less accessible types of returns.
These strategies tend to be uncorrelated to traditional asset classes over the long-term.
Around two-thirds of gains were driven by the Absolute Return strategies, whereas the Active Multi-Asset strategies explained the remaining third.
Performance across the diverse set of Absolute Return strategies was mostly positive. Gains were led by the exposure to the equity market neutral, style premia and diversified arbitrage strategies. The trend and global macro strategies were virtually flat. The stock selection strategy was the dominant driver of returns for style premia, driven largely by value, while the macro asset groups contributed more modestly. The equity market neutral strategy performance was in large part attributable to value and momentum themes. Within the arbitrage strategy, convertible arbitrage explained the bulk of gains.
The Active Multi-Asset strategies benefitted from a good year in traditional equity and fixed income markets, particularly towards the end of the year. As inflation releases in November and December showed ongoing moderation in price increases, major central banks began to acknowledge that some easing in monetary policy might soon be warranted: a change of narrative that fueled a rally in traditional asset classes.
1
Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk.
John Liew
Founding Principal
Jordan Brooks
Principal
Andrea Frazzini
Principal
John Huss
Principal
Yao Hua Ooi
Principal
Bryan Kelly
Principal

Shareholder Letter (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND
AQR Funds | Annual Report | December 2023
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.56%, 1.79% and 1.49%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR DIVERSIFYING STRATEGIES FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF
$10,000 INVESTED ON 6/8/2020
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
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AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2023
AQR DIVERSIFYING STRATEGIES FUND
1 Year 3 Year
Since
Inception
Date of
Inception
Fund - Class I: QDSIX 8.88% 11.38% 11.22% 6/8/2020
Fund - Class N: QDSNX 8.53% 11.10% 10.95% 6/8/2020
Fund - Class R6: QDSRX 8.94% 11.51% 11.34% 6/8/2020
ICE BofA U.S. 3-Month Treasury Bill Index 5.01% 2.15% 1.83% 6/8/2020

Shareholder Letter (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND

AQR Funds | Annual Report | December 2023
Dear Shareholder:
The AQR Equity Market Neutral Fund (the “Fund”) seeks to provide investors with returns from potential gains of its long and short equity positions. The Fund is designed to be market, or beta-neutral, meaning the Fund seeks to achieve returns that are not closely correlated with the returns of the equity markets in which the Fund invests. Accordingly, the Fund, on average, intends to target a portfolio beta of zero over a normal business cycle. The Fund pursues its investment objective by investing at least 80% of its net assets
(including borrowings for investment purposes) in equity securities and equity-related derivative instruments.
Since the Fund targets a beta of zero, an appropriate benchmark is U.S. cash returns. In 2023, the Fund’s
Class I shares returned 17.13%, net of fees. The Fund’s benchmark (ICE BofA U.S. 3-Month Treasury Bill
Index) delivered a return of 5.01% over this period. As such, the Fund outperformed its benchmark.
Geographically, stocks in the U.S., Japan, and Italy contributed to excess returns. At the sector level, stock selection in Industrials, Consumer Discretionary, and Financials drove gains.
Securities in the Fund remained globally diversified with approximately 50% of the Fund invested outside of the U.S. As of the end of the year, our largest sector overweight was in Financials, Consumer Discretionary, and Industrials, while our largest underweight was in Health Care.
The Fund is intended to maintain neutrality to equity markets, and incorporates constraints to limit exposure to macroeconomic factors.
In 2023, we have seen a continuation of positive Value performance. Despite some month-to-month volatility,
AQR Value had an impressive year during a period in which many simpler implementations of Value investing suffered. The other themes incorporated into the strategy contributed additional gains.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity and execute our strategies effectively.
The Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
We believe that the normalization of the extreme dislocation seen over the last few years may continue to be a tailwind for Value performance. One way in which we can measure the dislocation observed in Value is by looking at Value spreads, which measure the difference in valuation multiples between cheap and expensive companies. Over the last few years, we have seen spreads move to extreme levels – similar to those observed leading up to the 2000s Tech Bubble. While the Fund realized strong outperformance stemming from its Value-based investments in 2023, we believe the recovery and anticipated performance benefit from
Value is not over. Given Value spreads remain elevated, the Fund's outlook remains strong heading into
2024.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John J. Huss
Principal
Laura Serban
Principal

Shareholder Letter (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
AQR Funds | Annual Report | December 2023
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.65%, 1.91% and 1.56%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR EQUITY MARKET NEUTRAL FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF
$10,000 INVESTED ON 10/7/2014
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2023
AQR EQUITY MARKET NEUTRAL FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QMNIX 17.13% 20.58% 4.59% 4.80% 10/7/2014
Fund - Class N: QMNNX 16.71% 20.28% 4.34% 4.54% 10/7/2014
Fund - Class R6: QMNRX 17.14% 20.71% 4.67% 4.87% 10/7/2014
ICE BofA U.S. 3-Month Treasury Bill Index 5.01% 2.15% 1.88% 1.35% 10/7/2014

Shareholder Letter (Unaudited)
AQR LONG-SHORT EQUITY FUND

AQR Funds | Annual Report | December 2023
Dear Shareholder:
The AQR Long-Short Equity Fund (the “Fund”) seeks to provide higher risk-adjusted returns with lower volatility relative to global equity markets. It does so by using three different sources of return: 1) the potential gains from its long and short equity positions, 2) overall exposure to equity markets, and 3) the tactical variation of its net exposure to equity markets. The strategy primarily seeks to add alpha via its long-
short (market-neutral) equity portfolio, which includes the use of derivatives such as swaps and futures. It also manages its beta relative to the MSCI World Index (“MSCI World”) to a long-term target of 0.5, and within a shorter-term range of 0.3 to 0.7, depending on our market views.
In 2023, the Class I shares of the Fund returned 24.38%, net of fees. Positive performance was driven by the Fund’s long-short stock selection component and exposure to overall equity markets. The Fund's custom benchmark is comprised as follows: 50% MSCI World Index and 50% ICE BofA U.S. 3-Month
Treasury Bill Index. In 2023, the MSCI World Index returned 23.79%, the ICE BofA U.S. 3-Month Treasury
Bill Index returned 5.01%, and the custom benchmark returned 14.35%. As such, the Fund outperformed its benchmark.
Geographically, stocks in the U.S., Japan, and Italy contributed to excess returns. At the sector level, stock selection in Industrials, Financials, and Consumer Discretionary drove gains.
The Fund experienced positive performance from its static long-term beta exposure of 0.5 to the MSCI
World, given the index’s strong returns in 2023 as well as robust positive contributions from the long-short stock selection component. The tactical market exposure (the desired deviation from a beta of 0.5) detracted from performance during 2023.
Securities in the Fund remained globally diversified with approximately 50% of the Fund invested outside of the U.S. As of the end of the year, our largest sector overweight was in Financials and Industrials, while our largest underweight was in Health Care.
The Fund is structured to maintain some passive exposure to equity markets, while also employing a long-
short stock selection strategy intended to maintain neutrality to equity markets.
In 2023, we have seen a continuation of positive Value performance. Despite some month-to-month volatility,
AQR Value had an impressive year during a period in which many simpler implementations of Value investing suffered. The other themes incorporated into the strategy contributed additional gains.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity and execute our strategies effectively.
The Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
Cliff Asness
Managing &
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John J. Huss
Principal
Laura Serban
Principal

Shareholder Letter (Unaudited)
AQR LONG-SHORT EQUITY FUND
AQR Funds | Annual Report | December 2023
We believe that the normalization of the extreme dislocation seen over the last few years may continue to be a tailwind for Value performance. One way in which we can measure the dislocation observed in Value is by looking at Value spreads, which measure the difference in valuation multiples between cheap and expensive companies. Over the last few years, we have seen spreads move to extreme levels – similar to those observed leading up to the 2000s Tech Bubble. While the Fund realized strong outperformance stemming from its Value-based investments in 2023, we believe the recovery and anticipated performance benefit from Value is not over. Given Value spreads remain elevated, the Fund's outlook remains strong heading into 2024.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.39%, 1.65% and 1.30%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2023
AQR LONG-SHORT EQUITY FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: QLEIX 24.38%* 24.77% 11.09% 9.36% 10.04% 7/16/2013
Fund - Class N: QLENX 24.02% 24.43% 10.80% 9.07% 9.75% 7/16/2013
Fund - Class R6: QLERX 24.42% 24.84% 11.19% N/A 9.24% 9/2/2014
50% MSCI World Index**/50% ICE BofA U.S. 3-Month
Treasury Bill Index 14.35% 5.05% 7.66% 5.16% 5.48% 7/16/2013
MSCI World Index** 23.79% 7.27% 12.80% 8.60% 9.34% 7/16/2013
ICE BofA U.S. 3-Month Treasury Bill Index 5.01% 2.15% 1.88% 1.25% 1.20% 7/16/2013
* Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/2023 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

Shareholder Letter (Unaudited)
AQR LONG-SHORT EQUITY FUND
AQR Funds | Annual Report | December 2023
AQR LONG-SHORT EQUITY FUND VS. 50% MSCI WORLD INDEX**/50% ICE BofA U.S. 3-MONTH TREASURY
BILL INDEX OF $10,000 INVESTED ON 12/31/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Shareholder Letter (Unaudited)
AQR MACRO OPPORTUNITIES FUND
AQR Funds | Annual Report | December 2023
Dear Shareholder:
The AQR Macro Opportunities Fund (the “Fund”) invests across a wide range of asset classes, including fixed income, currencies, commodities, and equities through the use of derivatives such as futures, forwards, and swaps. Within each asset class, the Fund takes both relative value and directional positions.
The targeted annualized volatility for the Fund is 10%, on average, which varies over time based on attractiveness of opportunities within the different assets and asset classes that the Fund trades. While the strategy is long-term market neutral, it can take directional views over the short term. We expect that the correlation of this strategy to equity markets will average close to zero over a full economic cycle.
Our strategy invests across liquid markets and aims to capitalize on the tendency for markets to underreact to new information and the tendency for deeply dislocated markets to converge towards fair value. The strategy capitalizes on market underreaction by positioning based on macroeconomic news and trends, an investment approach we call macro momentum. We evaluate both quantitative and qualitative indicators across a variety of dimensions, from growth and inflation to monetary policy and international trade. By integrating both quantitative and discretionary indicators in a bottom-up, risk-controlled portfolio construction, we seek to capture what we believe to be the best features of both approaches while maintaining the benefits of a systematic and disciplined process. To capitalize on deeply dislocated markets, the strategy monitors asset prices vs. a large set of fundamentals in 200+ markets across 10,000 total asset-signal pairs.
First, a systematic screening is utilized to filter the opportunity set, and then the portfolio management team evaluates the identified opportunities to filter out those driven by a structural market break or regime shift or to filter out trades that are substantially correlated to other deep value opportunities. Risk is then deployed to opportunities that pass the quantitative screening and portfolio manager review.
In addition to macro momentum and deep value, we also consider other indicators, including measures of price momentum, value and carry. This comprehensive approach provides a more holistic picture of each asset’s attractiveness. Macro momentum and deep value tend to drive asset positioning (long or short) in our portfolio, however, position direction and sizing will vary based on the degree of agreement with price momentum, value and carry. The bottom-up portfolio construction – in which we evaluate the attractiveness of each asset across a large number of dimensions – allows us to build a highly-diversified portfolio that does not depend on a few “best ideas.”
The Fund concluded 2023 with a slightly negative return. The Fund’s Class I shares returned -0.33%, net of fees, versus a 5.01% return for its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index. By asset class, gross of fees, equity and currency positioning detracted, and fixed income and commodity positioning was profitable. Further details on asset class performance can be found below.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2023, the Fund's use of derivatives did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
After a 2022 full of inflation-driven pain for fixed income and equity markets, 2023 was characterized by more mixed performance across assets. Price pressures demonstrated clear signs of easing throughout the year in most economies, though the path lower was bumpy. Economic activity, however, continued to defy expectations of a sharp slowdown despite headwinds from a series of regional bank defaults and rising tensions in the Middle East. This environment of lower inflation and still-strong economic activity proved particularly hospitable to equities, with the S&P 500® Index managing to fully reverse its poor performance from the year prior. Fixed income markets ended the year roughly unchanged as falling inflation was offset by fears over oversupply in government bond markets and a resilient economy leading to fears that the inflation slowdown may turn out to be short-lived.
Equities
The Fund was generally short equities, which detracted as markets celebrated cooling inflation. The short position was driven by agreement across factor types. Within macro momentum, the Fund’s monetary policy indicators were especially bearish equities. Relative value positioning within equities also detracted. Losses were shared across U.S. equity index positioning and trades on convergence of deep value dislocations in developed markets.
John Liew
Founding Principal
Jordan Brooks
Principal
Yao Hua Ooi
Principal
Jonathan Fader
Managing Director
Erik Stamelos
Managing Director

Shareholder Letter (Unaudited)
AQR MACRO OPPORTUNITIES FUND
AQR Funds | Annual Report | December 2023
Fixed Income
Within fixed income, gains primarily came from discretionary positioning based on macro momentum indicators. For instance, the
Fund profited on bullish fixed income views in the fourth quarter. Bond yields fell throughout November and December after the
Treasury Department’s unexpected decision to tilt away from issuance of longer-dated Treasuries in favor of shorter maturities and in response to soft manufacturing and services data that undershot consensus forecasts.
Currencies
Currencies detracted, primarily due to losses from trades betting on the convergence of deep value dislocations. Across these trades, losses spanned developed and emerging markets. The biggest detractors in developed and emerging markets were long JPY vs USD and long CLP vs MXN, respectively. Profitable positioning within emerging currency selection such as a bearish view on the KRW offset some of the deep value losses.
Commodities
Commodities contributed, with gains primarily driven by intra-sector relative value strategies. The most notable contributors were within agricultural and within energy commodity views. Within agricultural commodity views profited from positioning in corn, wheat, soybeans, and soy products. Within energy commodity views profited from positioning in West Texas Intermediate (WTI) and heating oil.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 2.01%, 2.31% and 2.01%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2023
AQR MACRO OPPORTUNITIES FUND
1 Year 3 Year 5 Year
Since
Inception
Date of
Inception
Fund - Class I: QGMIX -0.33% 7.15% 5.57% 3.39% 4/8/2014
Fund - Class N: QGMNX -0.55% 6.85% 5.32% 3.14% 4/8/2014
Fund - Class R6: QGMRX -0.25% 7.21% 5.67% 3.93% 9/2/2014
ICE BofA U.S. 3-Month Treasury Bill Index 5.01% 2.15% 1.88% 1.28% 4/8/2014

Shareholder Letter (Unaudited)
AQR MACRO OPPORTUNITIES FUND
AQR Funds | Annual Report | December 2023
AQR MACRO OPPORTUNITIES FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF $10,000
INVESTED ON 4/8/2014
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND

AQR Funds | Annual Report | December 2023
Dear Shareholder:
The AQR Managed Futures Strategy Fund (the “Fund”) actively invests in futures, futures-related instruments, forward and swap contracts, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Trend-following aims to go long markets with favorable trends and short markets with unfavorable trends.
We expect that the correlation of this strategy to equity markets will average close to zero over a full economic cycle. That said, the strategy is expected to exhibit a positive beta when equity markets have been rising and a negative beta when they have been falling.
The strategy’s average annualized volatility target is 10%, which we allow to vary based on our portfolio construction and risk management process. The Fund entered the year targeting 10.2% volatility and ended the year with a volatility target of 9.6%.
After a record performance year in 2022, the Fund’s Class I shares returned 1.80%, net of fees, versus a
5.01% return for its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index. By asset class, gross of fees, commodities contributed 2.1%, fixed income 1.0%, while equities detracted -1.8%, and currencies
-0.7%. Additionally, alternative markets, particularly non-index commodities, yield-curves, and equity factors, contributed 2.5%.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2023, the Fund's use of derivatives did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
By signal type, the Fund generated gains from non-price signals, which look to measure trends in economic fundamentals to better identify price trend opportunities. Non-price signals contributed 2.2% to returns, followed by long-term price trend signals, which contributed 0.6%, and short-term price trend signals, which contributed 0.4% to return.
In 2023, market conditions proved difficult for trend-following. After large declines in stock and bond markets in 2022, markets reversed course multiple times over the course of 2023. Reversals, being the opposite of trends, are normally the cause of difficult returns for trend-following strategies. The reversals were caused by shifting market expectations around inflation, monetary policy and growth among other factors. For example, early in the year, the news surrounding Silicon Valley Bank’s collapse prompted a precipitous fall in interest rates. As the banking crisis remained fairly isolated, interest rate markets reversed again and rates marched significantly higher, with U.S. 10-Year Treasury yields reaching 5% in October. Equities fell meaningfully in response. However, later in the year, with news of inflation falling more than expected across major economies, interest rates staged another precipitous decline and equities surged.
While the environment was challenging for trend-following strategies, the Fund generated positive returns.
This was accomplished because the innovations made at the start of 2022 allowed the Fund to benefit from trends which were sustained and less impacted by these broader macro reversals. Examples of these innovations included positive returns from alternative markets, such as non-index commodities and yield-
curves. Fundamental trend signals benefited mainly from bearish views maintained in commodity markets.
Finally, the Fund directly benefits from high interest rates, as a significant portion of the Fund’s capital is invested in short-term interest-bearing instruments. With the current Federal Funds rate now at up to 5.5%, the unencumbered cash in the portfolio produced meaningfully positive returns.
Over the past two years, as high inflation spread across the world, traditional markets experienced muted performance. The Fund, on the other hand, produced a record year in 2022, and preserved gains in 2023, generating 17.40%, annualized and net of fees, over the two-year period. This highlights the important strategic benefits of the Fund's strategy, and more generally, the power of true diversification in the context of traditional asset allocations.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Jordan Brooks
Principal
Yao Hua Ooi
Principal
Erik Stamelos
Managing Director

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
AQR Funds | Annual Report | December 2023
In 2023, the Fund outperformed the industry as gauged by the SG Trend Index, which had negative performance for the year. Relative outperformance was mainly due to the upweighting of more innovative non-price signals, as well as due to newer markets added to the Fund late in 2021 and throughout 2022. The Fund is pursuing an active research agenda to continue to improve its ability to benefit from market trends. Diversification does not eliminate the risk of experiencing investment loss.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.28%, 1.54% and 1.20%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR MANAGED FUTURES STRATEGY FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF
$10,000 INVESTED ON 12/31/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2023
AQR MANAGED FUTURES STRATEGY FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AQMIX 1.80% 10.89% 6.72% 2.50% 2.55% 1/5/2010
Fund - Class N: AQMNX 1.64% 10.65% 6.46% 2.23% 2.29% 1/5/2010
Fund - Class R6: AQMRX 2.02% 11.02% 6.84% N/A 3.10% 9/2/2014
ICE BofA U.S. 3-Month Treasury Bill Index 5.01% 2.15% 1.88% 1.25% 0.92% 1/5/2010

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND

AQR Funds | Annual Report | December 2023
Dear Shareholder:
The AQR Managed Futures Strategy HV Fund (the “Fund”) actively invests in futures, futures-related instruments, forward and swap contracts, both long and short, across global equity, fixed income, commodity, and currency markets. The Fund uses both short-term and long-term price-based trend-following signals as well as non-price measures of trend-following to attempt to benefit from price trends in equity, fixed income, credit, commodity, currency and volatility related instruments. Trend-following aims to go long markets with favorable trends and short markets with unfavorable trends.
We expect that the correlation of this strategy to equity markets will average close to zero over a full economic cycle. That said, the strategy is expected to exhibit a positive beta when equity markets have been rising and a negative beta when they have been falling.
The strategy’s average annualized volatility target is 10%, which we allow to vary based on our portfolio construction and risk management process. The Fund entered the year targeting 15% volatility and ended the year with a volatility target of 14.5%.
After a record performance year in 2022, the Fund’s Class I shares returned -0.58%, net of fees, versus a 5.01% return for its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index. By asset class, gross of fees, commodities contributed 2.3%, fixed income 1.0%, while equities detracted -3.1%, and currencies
-1.9%. Additionally, alternative markets, particularly non-index commodities, yield-curves, and equity factors, contributed 2.9%.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2023, the Fund's use of derivatives did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
By signal type, the Fund generated gains from non-price signals, which look to measure trends in economic fundamentals to better identify price trend opportunities. Non-price signals contributed 1.2% to returns, while price trend signals had modest overall impact.
In 2023, market conditions proved difficult for trend-following. After large declines in stock and bond markets in 2022, markets reversed course multiple times over the course of 2023. Reversals, being the opposite of trends, are normally the cause of difficult returns for trend-following strategies. The reversals were caused by shifting market expectations around inflation, monetary policy and growth among other factors. For example, early in the year, the news surrounding Silicon Valley Bank’s collapse prompted a precipitous fall in interest rates. As the banking crisis remained fairly isolated, interest rate markets reversed again and rates marched significantly higher, with U.S. 10-Year Treasury yields reaching 5% in October. Equities fell meaningfully in response. However, later in the year, with news of inflation falling more than expected across major economies, interest rates staged another precipitous decline and equities surged.
While the environment was challenging for trend-following strategies, the Fund generated near-flat returns.
This resulted from the innovations made at the start of 2022 that allowed the Fund to benefit from trends which were sustained and less impacted by these broader macro reversals. Examples of these innovations included positive returns from alternative markets, such as non-index commodities and yield-curves.
Fundamental trend signals benefited mainly from bearish views maintained in commodity markets. Finally, the Fund directly benefits from high interest rates, as a significant portion of the Fund’s capital is invested in short-term interest-bearing instruments. With the current Federal Funds rate now at up to 5.5%, the unencumbered cash in the portfolio produced meaningfully positive returns.
Over the past two years, as high inflation spread across the world, traditional markets experienced muted performance. The Fund, on the other hand, produced a record year in 2022, and preserved gains in 2023, generating 22.12%, annualized and net of fees, over the two-year period. This highlights the important strategic benefits of the Fund's strategy, and more generally, the power of true diversification in the context of traditional asset allocations.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Jordan Brooks
Principal
Yao Hua Ooi
Principal
Erik Stamelos
Managing Director

Shareholder Letter (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
AQR Funds | Annual Report | December 2023
In 2023, the Fund outperformed the industry as gauged by the SG Trend Index, which had negative performance for the year. Relative outperformance was mainly due to the upweighting of more innovative non-price signals, as well as due to newer markets added to the Fund late in 2021 and throughout 2022. The Fund is pursuing an active research agenda to continue to improve its ability to benefit from market trends. Diversification does not eliminate the risk of experiencing investment loss.
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.89%, 2.13% and 1.80%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR MANAGED FUTURES STRATEGY HV FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE
OF $10,000 INVESTED ON 12/31/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2023
AQR MANAGED FUTURES STRATEGY HV FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: QMHIX -0.58% 13.44% 8.11% 2.41% 3.07% 7/16/2013
Fund - Class N: QMHNX -0.81% 13.14% 7.85% 2.15% 2.81% 7/16/2013
Fund - Class R6: QMHRX -0.34% 13.59% 8.25% N/A 3.19% 9/2/2014
ICE BofA U.S. 3-Month Treasury Bill Index 5.01% 2.15% 1.88% 1.25% 1.20% 7/16/2013

Shareholder Letter (Unaudited)
AQR MULTI-ASSET FUND

AQR Funds | Annual Report | December 2023
Dear Shareholder:
For the year ended December 31, 2023, the AQR Multi-Asset Fund (the “Fund”) Class I shares returned
11.13%, net of fees, and realized an annualized volatility of 8.1%. The Fund's benchmark (the “Benchmark”)
is comprised as follows: 60% S&P 500® Index and 40% Bloomberg Barclays® U.S. Aggregate Bond Index.
For the year ended December 31, 2023, the S&P 500® Index returned 26.29%, the Bloomberg Barclays®
U.S. Aggregate Bond Index returned 5.53%, and the Benchmark returned 17.67% with an annualized volatility of 8.7%. The Fund’s net assets across all share classes were over $262 million at the end of 2023.
Using derivatives such as futures, swaps, and forwards, as well as securities, the Fund invests across a wide variety of global markets — including, during the period presented in this report, developed market equities, developed and emerging market currencies, global developed nominal government bonds, global developed inflation-linked government bonds, and commodities — in an attempt to build a truly diversified portfolio where all markets matter, but no one market matters too much. The Fund’s gains stemmed mainly from equity exposures, while exposure to commodities, nominal bonds, and inflation-linked bonds slightly detracted and currency exposure was flat for performance. Active asset allocation detracted from performance, while security selection benefited the portfolio over the year.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2023, the Fund's use of derivatives did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
After a 2022 full of inflation-driven pain for fixed income and equity markets, 2023 was characterized by more mixed performance across assets. Price pressures demonstrated clear signs of easing throughout the year in most economies, though the path lower was bumpy. Economic activity, however, continued to defy expectations of a sharp slowdown despite headwinds from a series of regional bank defaults and rising tensions in the Middle East. This environment of lower inflation and still-strong economic activity proved particularly hospitable to equities, with the S&P 500® Index managing to fully reverse its poor performance from the year prior. Fixed income markets ended the year roughly unchanged as falling inflation was offset by fears over oversupply in government bond markets and a resilient economy leading to fears that the inflation slowdown may turn out to be short-lived.
The Fund seeks to allocate among asset classes in a way that avoids excessive risk exposure to any single asset class or risk premium, which means that instruments with less risk will generally be allocated more capital than instruments that are deemed riskier. As markets move through different risk regimes, the portfolio is dynamically adjusted with the goal of keeping overall portfolio risk and the balance of risk across asset classes steady through time. We believe this leads to more consistent results across macroeconomic environments, reduces tail risks, and enables investors to remain invested through difficult market environments. In addition, we also adjust position sizes to seek to capture the opportunity set within and across asset classes based on AQR’s proprietary expected return models. The ultimate goal is to build a portfolio that, in the long run, will deliver higher returns at a risk level similar to that of traditional portfolios by combining a risk-based asset allocation with return-enhancing active views.
The Fund is generally expected to remain net long the asset classes in which it invests but does allow for a limited amount of shorting. The targeted annualized volatility for the Fund is expected to vary over time based on our perceptions of the opportunity sets within the different asset classes we trade but generally remain between 7% and 13%. At the end of the year, the Fund had bullish views on equities and emerging currencies, close to neutral views on nominal bonds and commodities, and bearish views on inflation-linked bonds. Total exposures ended the year near longer-term expectations as forecasted risk levels returned closer to historical averages from elevated levels in 2022.
Jon Liew
Founding Principal
Jordan Brooks
Principal
Andrea Frazzini
Principal
John Huss
Principal
Michael
Mendelson
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR MULTI-ASSET FUND
AQR Funds | Annual Report | December 2023
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.20%, 1.45% and 1.10%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR MULTI-ASSET FUND VS.60%S&P 500® INDEX/40% BLOOMBERG BARCLAYS® U.S. AGGREGATE BOND
INDEX VALUE OF $10,000 INVESTED ON 12/31/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2023
AQR MULTI-ASSET FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: AQRIX 11.13% 4.37% 7.16% 5.18% 5.66% 9/29/2010
Fund - Class N: AQRNX 10.91% 4.15% 6.90% 4.91% 5.39% 9/29/2010
Fund - Class R6: AQRRX 11.25% 4.48% 7.26% N/A 4.42% 9/2/2014
60%S&P 500® Index/40% Bloomberg Barclays® U.S.
Aggregate Bond Index 17.67% 4.71% 9.98% 8.09% 9.04% 9/29/2010
S&P 500® Index 26.29% 10.00% 15.69% 12.03% 13.55% 9/29/2010
Bloomberg Barclays® U.S. Aggregate Bond Index 5.53% -3.31% 1.10% 1.81% 2.00% 9/29/2010

Shareholder Letter (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND

AQR Funds | Annual Report | December 2023
Dear Shareholder:
The AQR Risk-Balanced Commodities Fund (the “Fund”) Class I shares returned -0.23%, net of fees, in
2023.
The Fund obtains exposure to individual commodities and sectors by investing in commodity-linked derivative instruments, such as swaps and futures. Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2023, the Fund's use of derivatives did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
The Fund’s core allocation of risk is to a strategic long-only commodity portfolio, which balances risk across commodity sectors. The strategic portion of the Fund detracted an estimated -4.4%, gross of fees, during the year. Within this, large declines in agricultural, natural gas and power markets were among the largest detractors. The Fund also employs a tactical strategy, which takes active views in individual commodities and sectors. The tactical strategy contributed an estimated 4.2%, gross of fees, with strong gains across agricultural and energy sub-strategies. The tactical strategy employs both cross sectional as well as directional strategies, and both contributed to returns.
The Fund began the year targeting an estimated volatility of 18.8% and ended the year targeting 16.0%. Any variation in targeted volatility will mainly be driven by variation in risk driven by the tactical views.
The Fund outperformed its benchmark, the Bloomberg Commodity Total Return Index
SM
(“BCOM”), by
7.68%, as the BCOM returned -7.91% on the year. The Fund has also meaningfully outperformed over the trailing three-year period (19.14% versus 10.76%, annualized) and since inception (2.23% versus -1.86%, annualized). Note that, while we use the BCOM as a benchmark, we do not aim to replicate it. The Fund’s construction is sufficiently different, and we expect a difference in the performance of the Fund and the benchmark. Specifically, we expect the magnitude of performance differences to be approximately 10% per year on average, in either direction.
The outperformance in 2023 relative to the benchmark was mainly due to the strong returns of the tactical strategy. Cross-sectional strategies performed well during the year. Within those, agricultural commodities provided the most significant gains with successful relative positioning between corn, wheat and soybean
(and related) contracts. Additional gains came from energies, trading relative positions in West Texas
Intermediate (WTI), Brent crude oil, heating oil, gas oil and unleaded gasoline contracts. Directional strategies also benefited as tactical net shorts in agricultural, natural gas, power and base metals contracts added to gains.
The Fund’s strategically balanced core portfolio outperformed the BCOM due to the latter’s smaller weight to softs and larger weight to energies, and within the sector to natural gas markets. This added to outperformance contributed by the tactical strategy.
At AQR, we employ a variety of methods to monitor markets and assess portfolio risk on a continual basis, including risk controls and independent risk monitoring. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor higher levels of market and portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, we have been able to successfully make the necessary adjustments to implement our strategies in accordance with stated objectives.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Jordan Brooks
Principal
Yao Hua Ooi
Principal
Eric Stamelos
Managing Director

Shareholder Letter (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
AQR Funds | Annual Report | December 2023
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.07%, 1.33% and 0.99%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
The recent growth in the stock market has helped to produce short-term returns for some asset classes that are not typical and may not continue in the future.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND VS. BLOOMBERG COMMODITY TOTAL RETURN
INDEX
SM
VALUE OF $10,000 INVESTED ON 12/31/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2023
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: ARCIX -0.23% 19.14% 16.66% 4.51% 2.23% 7/9/2012
Fund - Class N: ARCNX -0.51% 18.82% 16.37% 4.23% 1.97% 7/9/2012
Fund - Class R6: QRCRX -0.16% 19.26% 16.77% N/A 4.52% 9/2/2014
Bloomberg Commodity Total Return Index
SM
-7.91% 10.76% 7.23% -1.11% -1.86% 7/9/2012

Shareholder Letter (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND

AQR Funds | Annual Report | December 2023
Dear Shareholder:
The AQR Style Premia Alternative Fund (the “Fund”) returned 12.81%, net of fees, (Class I shares) in 2023.
For the year ended December 31, 2023, the Fund realized 15.2% annualized daily volatility and a 0.0 correlation to global equities, as represented by the MSCI World Index. The ICE BofA U.S. 3-Month Treasury
Bill Index, which is the Fund’s benchmark, returned 5.01% over this period.
Utilization of derivative instruments is inherent to the Fund's principal investment strategies. During the fiscal year ended December 31, 2023, the Fund's use of derivatives did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
The Fund invests in five different asset groups, using derivatives such as futures and swaps: equities of major developed and emerging markets, country-specific equity indices, bonds and interest rates, currencies, and commodities. The Fund employs market-neutral, long-short strategies across these asset groups based on four investment styles:
Value - The tendency for cheap assets to outperform expensive ones
Momentum - The tendency for an asset’s recent relative performance to continue in the future
Carry - The tendency for higher-yielding assets to provide higher returns than lower-yielding assets
Defensive - The tendency for lower-risk and higher-quality assets to generate higher risk-adjusted returns
Gains were almost entirely driven by the Stocks and Industries (“Stocks”) asset group, with Value being the dominant driver of performance. Equity Indices, Currencies and Fixed Income also contributed positively, but to a lesser extent. The Commodities asset group was moderately down.
Within Stocks, Value was the style that had the strongest contribution to performance, followed by
Defensive, while Momentum slightly detracted. Value, Momentum and Defensive drove gains in Equity
Indices. Currencies saw its gains come from Carry. In Fixed Income, Value, Defensive and Carry had positive contributions, partially offset by losses from Momentum. Losses in Commodities were Momentum-
driven, while Carry provided some offsetting gains.
This year’s Stocks Value gains are a continuation in the style’s recovery that began towards the end of 2020.
Even after their sustained recovery, Value stocks remain cheap relative to their historical median. Hence, we retain the overweight to the style, as we still see it as an attractive opportunity, albeit less attractive than a year ago. Consequently, the tactical overweight has been reduced and we expect to gradually reduce it as the spread between cheap and expensive stocks continues to converge to its historical median.
Cliff Asness
Managing &
Founding Principal
Jordan Brooks
Principal
Andrea Frazzini
Principal
John Huss
Principal
Yao Hua Ooi
Principal

Shareholder Letter (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
AQR Funds | Annual Report | December 2023
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 1.67%, 1.94% and 1.59%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
The recent growth in the stock market has helped to produce short-term returns for some asset classes that are not typical and may not continue in the future.
AQR STYLE PREMIA ALTERNATIVE FUND VS. ICE BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF
$10,000 INVESTED ON 12/31/2013
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2023
AQR STYLE PREMIA ALTERNATIVE FUND
1 Year 3 Year 5 Year 10 Year
Since
Inception
Date of
Inception
Fund - Class I: QSPIX 12.81% 22.53% 5.67% 4.54% 4.88% 10/30/2013
Fund - Class N: QSPNX 12.49% 22.21% 5.42% 4.28% 4.61% 10/30/2013
Fund - Class R6: QSPRX 12.84% 22.66% 5.78% N/A 4.59% 9/2/2014
ICE BofA U.S. 3-Month Treasury Bill Index 5.01% 2.15% 1.88% 1.25% 1.23% 10/30/2013

Shareholder Letter (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND

AQR Funds | Annual Report | December 2023
Dear Shareholder:
The AQR Sustainable Long-Short Equity Carbon Aware Fund (the “Fund”) invests long and short across global equity markets, integrating certain Environmental, Social, and Governance (“ESG”) considerations into its security selection and portfolio construction processes and seeks to hedge climate risks. The resulting portfolio may allow investors to capitalize on diversifying return potential from an alternative strategy while seeking to invest responsibly.
In 2023, the Class I shares of the Fund returned 23.56%, net of fees. Positive performance was driven by the Fund’s long-short stock selection component and exposure to overall equity markets. The Fund's custom benchmark is comprised as follows: 50% MSCI World Index and 50% ICE BofA U.S. 3-Month
Treasury Bill Index. In 2023, the MSCI World Index returned 23.79%, the ICE BofA U.S. 3-Month Treasury
Bill Index returned 5.01%, and the custom benchmark returned 14.35%. As such, the Fund outperformed its benchmark.
Geographically, stocks in Japan and the U.S. contributed to excess returns. At the sector level, stock selection within Industrials, Financials, and Consumer Discretionary drove gains.
The Fund experienced positive performance from its long-term beta exposure of 0.5 to the MSCI World, given the index’s strong returns in 2023, as well as robust positive contributions from the long-short stock selection component.
Securities in the Fund remained globally diversified with approximately 50% of the Fund invested outside of the U.S. As of the end of the year, our largest sector overweight was in Financials and Information
Technology, while our largest underweight was in Utilities.
Additionally, the Fund’s characteristics were consistent with its incorporation of sustainability criteria. For example, when comparing the portfolio carbon intensity (net emissions per $1 million in sale), carbon footprint (net carbon tonnage per $1 million invested), and overall fossil fuel exposure (net carbon reserves or exposure to material revenue resulting from thermal coal or tar sands, as a percentage of NAV), to that of the MSCI World Index, the net exposure to each in the Fund was meaningfully below the index and was in fact below zero.
In 2023, we have seen a continuation of positive Value performance. Despite some month-to-month volatility,
AQR Value had an impressive year during a period in which many simpler implementations of Value investing suffered. The other themes incorporated into the strategy contributed additional gains.
At AQR, we employ a variety of means to monitor markets and assess portfolio risk on a continual basis.
The equity portfolios that form our investment strategies seek to maintain extensive levels of diversification
(at the security, industry, and, where applicable, country level), strict risk controls, and independent risk monitoring. We maintain a systematic equity portfolio management process that considers moderate position-level exposures, and portfolio liquidity. Our portfolio management and research teams, in coordination with our implementation team and independent risk team, have long employed measures to assess portfolio performance during uncertain and volatile periods, and to monitor the higher levels of market and active portfolio volatility to determine if intervention is necessary. Our experience over the last year, as with other past volatile and uncertain periods, is that we have been able to successfully maintain portfolio liquidity and execute our strategies effectively.
The Fund's use of derivative instruments in accordance with its principal investment strategies did not cause the Fund's performance to materially deviate from AQR's performance expectations for the Fund under the market conditions experienced over this period.
We believe that the normalization of the extreme dislocation seen over the last few years may continue to be a tailwind for Value performance. One way in which we can measure the dislocation observed in Value is by looking at Value spreads, which measure the difference in valuation multiples between cheap and expensive companies. Over the last few years, we have seen spreads move to extreme levels – similar to those observed leading up to the 2000s Tech Bubble. While the Fund realized strong outperformance stemming from its Value-based investments in 2023, we believe the recovery and anticipated performance benefit from
Value is not over. Given Value spreads remain elevated, the Fund's outlook remains strong heading into
2024.
Cliff Asness
Managing &
Founding Principal
John Liew
Founding Principal
Michele Aghassi
Principal
Andrea Frazzini
Principal
John Huss
Principal

Shareholder Letter (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
AQR Funds | Annual Report | December 2023
Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s
Class I/N/R6 shares are 2.93%, 3.14% and 3.43%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND VS. 50% MSCI WORLD INDEX**/50% ICE
BofA U.S. 3-MONTH TREASURY BILL INDEX VALUE OF $10,000 INVESTED ON 12/16/2021
The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
** MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
test
test
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2023
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
1 Year
Since
Inception
Date of
Inception
Fund - Class I: QNZIX 23.56% 19.48% 12/16/2021
Fund - Class N: QNZNX 23.27% 19.18% 12/16/2021
Fund - Class R6: QNZRX 23.64% 19.60% 12/16/2021
50% MSCI World Index**/50% ICE BofA U.S. 3-Month Treasury Bill Index 14.35% 2.87% 12/16/2021
MSCI World Index** 23.79% 1.67% 12/16/2021
ICE BofA U.S. 3-Month Treasury Bill Index 5.01% 3.16% 12/16/2021

Shareholder Letter (Unaudited)
AQR Funds | Annual Report | December 2023
DEFINITIONS:
Beta: The measure of the volatility, or systematic risk, of a security or portfolio compared to the market as a whole.
Bloomberg Barclays
®
U.S. Aggregate Bond Index: is a market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.
Bloomberg Commodity Total Return Index
SM
: is a broad-based index used to represent the most frequently-traded global commodity futures. Indexes are unmanaged and one cannot invest directly in an index.
Correlation : A statistic that measures the degree to which two securities move in relation to each other.
I CE BofA U.S. 3-Month Treasury Bill Index: is designed to measure the performance of high-quality short-term cash-equivalent investments. Indexes are unmanaged and one cannot invest directly in an index.
MSCI World Index: is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada.
S&P 500 ® Index : is a capitalization weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and one cannot invest directly in an index.
SG Trend Index : is designed to track the 10 largest (by AUM) trend following Commodity Trading Advisors (“CTAs”) and be representative of the trend followers in the managed futures space. Indexes are unmanaged and one cannot invest directly an index.
Sharp e Ratio: Excess return of the portfolio, relative to the risk-free rate, divided by the standard deviation of the portfolio's excess returns.

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 283.4%
COMMON STOCKS - 226.3%
Australia - 7.2%
Allkem Ltd. (2)* 26,369 179,112
ANZ Group Holdings Ltd. (2)(a) 38,932 687,852
Aristocrat Leisure Ltd. (2)(a) 25,438 706,757
Aurizon Holdings Ltd. (2)(a) 55,416 143,469
BHP Group Ltd. (2)(a) 25,809 881,755
BlueScope Steel Ltd. (2)(a) 85,923 1,369,825
Brambles Ltd. (2)(a) 59,426 550,813
Coles Group Ltd. (2)(a) 3,350 36,800
Computershare Ltd. (2)(a) 4,566 76,048
Fortescue Ltd. (2)(a) 16,256 320,525
Harvey Norman Holdings Ltd. (2)(a) 131,956 377,801
Incitec Pivot Ltd. (2)(a) 52,805 102,276
JB Hi-Fi Ltd. (2)(a) 29,470 1,065,015
Lendlease Corp. Ltd. (2)(a) 79,398 404,167
Medibank Pvt Ltd. (2)(a) 19,037 46,217
Northern Star Resources Ltd. (2)(a) 36,104 334,977
Orica Ltd. (2)(a) 8,650 94,028
Origin Energy Ltd. (2)(a) 67,661 390,451
Pilbara Minerals Ltd. (2)(a) 49,574 133,063
Pro Medicus Ltd. (2)(a) 4,627 301,930
Qantas Airways Ltd. (2)*(a) 10,264 37,597
QBE Insurance Group Ltd. (2)(a) 29,093 294,788
Qube Holdings Ltd. (2)(a) 139,891 309,313
Santos Ltd. (2)(a) 29,950 155,725
South32 Ltd. (2)(a) 161,459 365,162
Suncorp Group Ltd. (2)(a) 24,178 228,950
Tabcorp Holdings Ltd. (2)(a) 29,182 16,617
Telstra Group Ltd. (2)(a) 138,563 374,436
Washington H Soul Pattinson & Co.
Ltd. (2)(a) 2,911 65,031
Wesfarmers Ltd. (2)(a) 24,234 942,434
Westpac Banking Corp. (2)(a) 43,302 675,619
Whitehaven Coal Ltd. (2)(a) 52,118 264,485
Worley Ltd. (2)(a) 23,770 283,332
Yancoal Australia Ltd. (2)(a) 28,584 96,461
12,312,831
—
Austria - 0.2%
ams-OSRAM AG (2)*(a) 49,872 125,711
Mondi plc (2)(a) 11,449 223,997
349,708
—
Belgium - 1.4%
Ageas SA/NV (2)(a) 14,889 647,233
Etablissements Franz Colruyt NV
(2)(a) 3,144 141,824
Proximus SADP (2)(a) 31,683 297,862
Solvay SA (2)(a) 9,410 288,407
Syensqo SA *(a) 9,410 979,188
2,354,514
—
Brazil - 0.4%
Yara International ASA (2) 17,777 631,557
Canada - 8.9%
Air Canada *(a) 39,376 555,404
Alimentation Couche-Tard, Inc. (a) 4,576 269,473
ARC Resources Ltd. (a) 29,280 434,653
INVESTMENTS SHARES VALUE ($)
Canada - 8.9% (continued)
Atco Ltd., Class I (a) 4,072 118,836
Bank of Montreal (a) 3,567 352,945
Bank of Nova Scotia (The) (a) 20,936 1,019,110
Boyd Group Services, Inc. (a) 458 96,259
Canadian Imperial Bank of
Commerce (a) 12,203 587,564
Canadian National Railway Co. (a) 813 102,189
Canadian Tire Corp. Ltd., Class A
(a) 3,941 418,533
Capital Power Corp. (a) 8,266 236,056
CGI, Inc. *(a) 2,207 236,432
Constellation Software, Inc. (a) 159 394,218
Descartes Systems Group, Inc.
(The) *(a) 454 38,145
Empire Co. Ltd., Class A (a) 21,378 565,487
Enerplus Corp. (a) 28,201 432,257
Fairfax Financial Holdings Ltd. (a) 1,092 1,007,495
Finning International, Inc. (a) 5,698 164,784
Fortis, Inc. (a) 5,537 227,782
George Weston Ltd. (a) 665 82,557
Hydro One Ltd. (a)(b) 9,503 284,721
iA Financial Corp., Inc. (a) 3,179 216,716
IGM Financial, Inc. (a) 2,374 62,725
Imperial Oil Ltd. (a) 9,281 528,682
Kinross Gold Corp. (a) 15,871 96,061
Loblaw Cos. Ltd. (a) 1,903 184,232
Magna International, Inc. (a) 3,502 206,914
Manulife Financial Corp. (a) 65,965 1,457,646
MEG Energy Corp. *(a) 13,367 238,781
National Bank of Canada (a) 1,664 126,836
Northland Power, Inc. (a) 3,357 60,981
Nutrien Ltd. (a) 2,603 146,647
Onex Corp. (a) 1,267 88,476
Open Text Corp. (a) 12,022 505,268
Parkland Corp. (a) 2,558 82,451
Quebecor, Inc., Class B (a) 8,412 200,103
Restaurant Brands International,
Inc. (a) 1,004 78,445
Saputo, Inc. (a) 9,671 195,821
Stantec, Inc. (a) 3,864 310,216
Sun Life Financial, Inc. (a) 9,821 509,339
Suncor Energy, Inc. (a) 8,125 260,297
TFI International, Inc. (a) 3,897 530,090
TMX Group Ltd. (a) 7,350 177,780
Toromont Industries Ltd. (a) 459 40,217
Tourmaline Oil Corp. (a) 14,446 649,664
West Fraser Timber Co. Ltd. (a) 4,006 342,719
Whitecap Resources, Inc. (a) 39,799 266,418
15,188,425
—
Chile - 0.2%
Lundin Mining Corp. 35,544 290,779
China - 1.2%
NXP Semiconductors NV 3,146 722,573
Wilmar International Ltd. (2) 210,700 569,180
Yangzijiang Shipbuilding Holdings
Ltd. (2) 691,300 779,922
2,071,675
—

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
Denmark - 3.0%
AP Moller - Maersk A/S, Class B
(2)(a) 705 1,269,017
Carlsberg A/S, Class B (2)(a) 6,454 809,875
Danske Bank A/S (2)(a) 16,206 433,207
Genmab A/S (2)*(a) 238 75,887
ISS A/S (2)(a) 38,302 731,554
Jyske Bank A/S (Registered) (2)(a) 3,364 241,222
Pandora A/S (2)(a) 7,272 1,005,391
ROCKWOOL A/S, Class B (2)(a) 1,638 479,234
5,045,387
—
Finland - 0.9%
Elisa OYJ (a) 3,578 165,384
Fortum OYJ (2)(a) 7,809 112,794
Kesko OYJ, Class B (2)(a) 8,792 174,290
Kone OYJ, Class B (2)(a) 3,338 166,971
Metso OYJ (2)(a) 21,519 218,459
Nokia OYJ (2)(a) 146,777 499,912
Valmet OYJ (2)(a) 1,703 49,247
Wartsila OYJ Abp (2)(a) 12,833 186,507
1,573,564
—
France - 6.4%
Amundi SA (2)(a)(b) 2,956 201,627
Arkema SA (2)(a) 3,341 380,600
BNP Paribas SA (2)(a) 14,673 1,018,976
Bouygues SA (2)(a) 17,052 643,359
Carrefour SA (2)(a) 19,253 352,612
Cie de Saint-Gobain SA (2)(a) 19,959 1,471,922
Credit Agricole SA (2)(a) 78,410 1,114,727
Dassault Aviation SA (2)(a) 1,443 285,902
Eiffage SA (2)(a) 4,984 535,036
Engie SA (2)(a) 25,164 443,297
Ipsen SA (2)(a) 337 40,201
Orange SA (2)(a) 56,376 642,554
Publicis Groupe SA (2)(a) 658 61,136
Rexel SA (2)(a) 35,839 983,646
Rubis SCA (2)(a) 5,581 138,841
SCOR SE (2)(a) 5,045 147,824
Societe Generale SA (2)(a) 37,297 992,299
Sodexo SA (2)(a) 551 60,659
TotalEnergies SE (2)(a) 14,528 987,890
Ubisoft Entertainment SA (2)*(a) 8,988 229,758
Veolia Environnement SA (2)(a) 3,314 104,744
10,837,610
—
Germany - 9.7%
Allianz SE (Registered) (2)(a) 3,444 920,379
Aurubis AG (2)(a) 4,834 395,555
BASF SE (2)(a) 3,436 185,019
Bayerische Motoren Werke AG (2)
(a) 2,672 297,318
Bechtle AG (2)(a) 8,091 405,258
Brenntag SE (2)(a) 10,053 923,946
Commerzbank AG (2)(a) 59,192 703,544
Continental AG (2)(a) 2,227 189,142
Covestro AG (2)*(a)(b) 11,497 669,952
Daimler Truck Holding AG (2)(a) 13,361 501,893
Deutsche Bank AG (Registered)
(2)(a) 159,342 2,175,192
INVESTMENTS SHARES VALUE ($)
Germany - 9.7% (continued)
Deutsche Lufthansa AG
(Registered) (2)*(a) 23,834 211,890
Deutsche Post AG (2)(a) 9,521 471,252
E.ON SE (2)(a) 51,810 696,071
Evonik Industries AG (2)(a) 11,453 233,973
Freenet AG (2)(a) 9,278 259,677
Fresenius Medical Care AG (2)(a) 6,077 254,069
GEA Group AG (2)(a) 2,288 95,122
Hannover Rueck SE (2)(a) 890 212,802
Heidelberg Materials AG (2)(a) 17,273 1,544,001
HOCHTIEF AG (2)(a) 4,570 506,109
HUGO BOSS AG (2)(a) 10,060 749,475
K+S AG (Registered) (2)(a) 44,328 699,811
KION Group AG (2)(a) 3,813 162,737
Knorr-Bremse AG (2)(a) 795 51,345
LANXESS AG (2)(a) 9,619 300,864
LEG Immobilien SE (2)*(a) 3,075 269,092
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 2,824 1,171,434
ProSiebenSat.1 Media SE (2)(a) 5,155 31,447
Talanx AG (2)(a) 3,435 245,483
Telefonica Deutschland Holding AG
(2)(a) 56,336 146,355
thyssenkrupp AG (2)(a) 87,813 610,867
TUI AG (2)* 27,314 212,817
16,503,891
—
Guatemala - 0.2%
Millicom International Cellular SA,
SDR (2)* 15,394 275,821
Hong Kong - 0.3%
Swire Pacific Ltd., Class A (2)(a) 5,500 46,583
WH Group Ltd. (2)(b) 718,000 463,684
510,267
—
Italy - 4.1%
A2A SpA (2)(a) 260,427 534,936
Assicurazioni Generali SpA (2)(a) 49,292 1,041,418
Azimut Holding SpA (2)(a) 4,931 128,898
Banco BPM SpA (2)(a) 63,113 334,432
Buzzi SpA (2)(a) 16,179 492,079
Coca-Cola HBC AG (2)(a) 3,660 107,468
Hera SpA (2)(a) 18,252 59,938
Intesa Sanpaolo SpA (2)(a) 25,910 75,823
Leonardo SpA (2)(a) 115,081 1,901,497
Pirelli & C SpA (2)(a)(b) 27,380 149,392
Poste Italiane SpA (2)(a)(b) 22,704 258,070
Prysmian SpA (2)(a) 10,926 498,062
UniCredit SpA (2)(a) 36,490 993,611
Unipol Gruppo SpA (2)(a) 84,066 479,767
7,055,391
—
Japan - 30.1%
AGC, Inc. (2)(a) 16,100 596,737
Air Water, Inc. (2)(a) 11,000 150,087
Aisin Corp. (2)(a) 8,100 282,376
Allegro MicroSystems, Inc. *(a)(c) 1,379 41,742
Amada Co. Ltd. (2)(a) 61,800 642,416
Asahi Group Holdings Ltd. (2)(a) 8,700 323,957

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
Japan - 30.1% (continued)
Bandai Namco Holdings, Inc. (2)(a) 1,700 33,997
Brother Industries Ltd. (2)(a) 6,500 103,513
Chiba Bank Ltd. (The) (2)(a) 8,400 60,519
Chubu Electric Power Co., Inc. (2)
(a) 54,800 707,542
Dai Nippon Printing Co. Ltd. (2)(a) 11,000 324,841
Dai-ichi Life Holdings, Inc. (2)(a) 19,500 413,652
Daito Trust Construction Co. Ltd.
(2)(a) 3,000 347,239
Daiwa House Industry Co. Ltd. (2)
(a) 11,200 338,580
Daiwa Securities Group, Inc. (2)(a) 19,700 132,230
Dentsu Group, Inc. (2)(a) 1,200 30,724
Ebara Corp. (2)(a) 8,100 477,582
Fuji Electric Co. Ltd. (2)(a) 13,100 561,492
Fujitsu Ltd. (2)(a) 3,300 496,629
Fukuoka Financial Group, Inc. (2)
(a) 3,600 84,677
Goldwin, Inc. (2)(a) 3,200 229,436
Hakuhodo DY Holdings, Inc. (2)(a) 70,100 535,706
Hamamatsu Photonics KK (2)(a) 1,600 65,644
Haseko Corp. (2)(a) 11,000 142,659
Hino Motors Ltd. (2)*(a) 58,100 190,266
Hitachi Construction Machinery Co.
Ltd. (2)(a) 12,500 329,048
Hitachi Ltd. (2)(a) 2,700 194,210
Honda Motor Co. Ltd. (2)(a) 26,700 275,416
Idemitsu Kosan Co. Ltd. (2)(a) 66,000 358,410
IHI Corp. (2)(a) 7,600 148,300
Iida Group Holdings Co. Ltd. (2)(a) 28,200 421,207
Inpex Corp. (2)(a) 34,300 458,994
Isuzu Motors Ltd. (2)(a) 18,000 230,754
Ito En Ltd. (2)(a) 11,300 343,055
ITOCHU Corp. (2)(a) 16,600 676,282
Japan Post Holdings Co. Ltd. (2)(a) 15,100 134,805
Japan Post Insurance Co. Ltd. (2)
(a) 29,300 520,094
JFE Holdings, Inc. (2)(a) 9,800 151,618
Kajima Corp. (2)(a) 19,200 320,145
Kansai Paint Co. Ltd. (2)(a) 7,000 119,360
Kao Corp. (2)(a) 4,000 164,423
Kawasaki Heavy Industries Ltd. (2)
(a) 22,100 487,053
Kawasaki Kisen Kaisha Ltd. (2)(a) 4,900 209,703
Kobayashi Pharmaceutical Co. Ltd.
(2)(a) 1,700 81,780
Koito Manufacturing Co. Ltd. (2)(a) 7,100 110,325
Komatsu Ltd. (2)(a) 9,100 236,812
Konami Group Corp. (2)(a) 4,700 245,520
Kuraray Co. Ltd. (2)(a) 14,600 147,370
Kyocera Corp. (2)(a) 14,400 209,665
Lawson, Inc. (a) 3,900 201,445
Lion Corp. (2)(a) 17,200 159,511
Marubeni Corp. (2)(a) 55,800 878,546
Mazda Motor Corp. (2)(a) 51,300 548,350
McDonald's Holdings Co. Japan
Ltd. (2)(a) 4,200 181,932
Medipal Holdings Corp. (2)(a) 24,400 394,997
MEIJI Holdings Co. Ltd. (2)(a) 12,900 306,422
MINEBEA MITSUMI, Inc. (2)(a) 22,000 450,297
INVESTMENTS SHARES VALUE ($)
Japan - 30.1% (continued)
MISUMI Group, Inc. (2)(a) 7,000 118,186
Mitsubishi Chemical Group Corp.
(2)(a) 37,800 231,076
Mitsubishi Corp. (2)(a) 53,100 845,844
Mitsubishi Electric Corp. (2)(a) 56,700 801,970
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 27,200 434,257
Mitsubishi HC Capital, Inc. (2)(a) 82,100 550,054
Mitsubishi Heavy Industries Ltd.
(2)(a) 6,800 395,924
Mitsubishi Motors Corp. (2)(a) 101,500 321,253
Mitsui & Co. Ltd. (2)(a) 18,700 700,576
Mitsui Chemicals, Inc. (2)(a) 15,200 449,495
Mizuho Financial Group, Inc. (2)(a) 21,780 371,519
MS&AD Insurance Group Holdings,
Inc. (2)(a) 16,000 629,101
Nabtesco Corp. (2)(a) 7,400 150,685
Nexon Co. Ltd. (2)(a) 8,900 161,883
NGK Insulators Ltd. (2)(a) 45,700 545,013
NH Foods Ltd. (2)(a) 8,900 301,760
Nikon Corp. (2)(a) 12,200 120,419
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 4,000 226,960
Nippon Steel Corp. (2)(a) 23,500 536,829
Nippon Yusen KK (2)(a) 14,200 438,546
Niterra Co. Ltd. (2)(a) 7,300 172,892
Nitto Denko Corp. (2)(a) 7,800 582,077
NOF Corp. (2)(a) 1,100 54,570
Nomura Holdings, Inc. (2)(a) 75,600 340,470
Nomura Real Estate Holdings, Inc.
(2)(a) 6,600 173,187
NSK Ltd. (2)(a) 105,700 571,187
Obayashi Corp. (2)(a) 82,000 708,350
Oji Holdings Corp. (2)(a) 52,800 202,958
Olympus Corp. (2)(a) 13,200 190,532
Ono Pharmaceutical Co. Ltd. (2)(a) 24,800 441,180
Open House Group Co. Ltd. (2)(a) 1,700 50,285
ORIX Corp. (2)(a) 20,200 379,380
Osaka Gas Co. Ltd. (2)(a) 10,600 221,269
Otsuka Corp. (2)(a) 4,200 172,851
Otsuka Holdings Co. Ltd. (2)(a) 21,400 800,296
Panasonic Holdings Corp. (2)(a) 77,500 763,187
Persol Holdings Co. Ltd. (2) 20,300 34,731
Pola Orbis Holdings, Inc. (2)(a) 17,200 192,881
Ricoh Co. Ltd. (2)(a) 19,600 150,107
Rohm Co. Ltd. (2)(a) 16,400 313,088
Rohto Pharmaceutical Co. Ltd. (2)
(a) 13,700 275,497
Ryohin Keikaku Co. Ltd. (2)(a) 36,400 607,975
Santen Pharmaceutical Co. Ltd.
(2)(a) 36,500 363,145
SCREEN Holdings Co. Ltd. (2)(a) 12,800 1,078,921
SCSK Corp. (2)(a) 9,700 192,045
Secom Co. Ltd. (2)(a) 1,400 100,716
Sega Sammy Holdings, Inc. (2)(a) 14,800 206,625
Seiko Epson Corp. (2)(a) 21,800 325,494
Sekisui Chemical Co. Ltd. (2)(a) 16,800 241,634
Shimamura Co. Ltd. (2)(a) 3,000 334,992
Shimizu Corp. (2)(a) 35,100 232,830
Shin-Etsu Chemical Co. Ltd. (2)(a) 19,000 794,640

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
Japan - 30.1% (continued)
Shinko Electric Industries Co. Ltd.
(2)(a) 8,200 317,412
Shionogi & Co. Ltd. (2)(a) 13,300 640,102
Skylark Holdings Co. Ltd. (2)(a) 19,800 289,673
Sohgo Security Services Co. Ltd.
(2)(a) 49,300 283,271
Sojitz Corp. (2)(a) 36,720 827,261
Sompo Holdings, Inc. (2)(a) 12,200 596,926
Square Enix Holdings Co. Ltd. (2)
(a) 3,600 129,060
Stanley Electric Co. Ltd. (2)(a) 15,000 281,411
Subaru Corp. (2)(a) 41,000 747,816
Sugi Holdings Co. Ltd. (2)(a) 3,200 146,901
SUMCO Corp. (2)(a) 48,000 718,040
Sumitomo Corp. (2)(a) 23,600 513,575
Sumitomo Electric Industries Ltd.
(2)(a) 5,700 72,325
Sumitomo Forestry Co. Ltd. (2)(a) 15,700 466,464
Sumitomo Heavy Industries Ltd.
(2)(a) 27,800 698,757
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 15,000 287,278
Suntory Beverage & Food Ltd. (2)
(a) 6,400 210,431
Taisei Corp. (2)(a) 4,600 157,080
Taisho Pharmaceutical Holdings
Co. Ltd. (2)(a) 8,400 513,337
TDK Corp. (2)(a) 10,500 497,956
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 25,000 130,828
Tokyo Gas Co. Ltd. (2)(a) 39,400 903,784
Tokyu Fudosan Holdings Corp. (2)
(a) 37,400 238,328
TOPPAN Holdings, Inc. (2)(a) 37,000 1,030,436
Tosoh Corp. (2)(a) 17,400 221,816
Toyo Suisan Kaisha Ltd. (2)(a) 12,100 624,315
Toyota Boshoku Corp. (2)(a) 14,900 235,604
Toyota Industries Corp. (2)(a) 7,000 569,032
Toyota Tsusho Corp. (2)(a) 17,700 1,038,675
Tsuruha Holdings, Inc. (2)(a) 3,400 311,244
Yamada Holdings Co. Ltd. (2)(a) 41,200 128,028
Yokogawa Electric Corp. (2)(a) 9,700 184,377
Zensho Holdings Co. Ltd. (2)(a) 11,500 601,731
51,224,708
—
Luxembourg - 1.1%
Aperam SA (2) 7,664 278,772
ArcelorMittal SA (2) 55,335 1,570,408
SES SA, Class A, ADR (2) 5,166 34,019
1,883,199
—
Netherlands - 4.1%
Aalberts NV (2)(a) 8,200 356,432
ABN AMRO Bank NV, CVA (2)(a)(b) 64,179 965,155
ASR Nederland NV (2)(a) 11,812 557,998
Koninklijke Ahold Delhaize NV (2)
(a) 56,245 1,618,251
Koninklijke KPN NV (2)(a) 58,276 200,768
Koninklijke Philips NV (2)*(a) 21,269 497,742
NN Group NV (2)(a) 18,661 737,499
INVESTMENTS SHARES VALUE ($)
Netherlands - 4.1% (continued)
Randstad NV (2)(a) 14,110 885,545
Shell plc (2)(a) 36,385 1,191,030
7,010,420
—
Nigeria - 0.1%
Airtel Africa plc (2)(b) 140,193 232,551
Norway - 0.9%
Equinor ASA (2)(a) 26,959 854,384
Norsk Hydro ASA (2)(a) 84,821 570,134
Orkla ASA (2)(a) 8,618 66,925
1,491,443
—
Portugal - 0.1%
Galp Energia SGPS SA (2) 6,979 102,687
Singapore - 1.2%
Genting Singapore Ltd. (2) 397,700 301,241
Oversea-Chinese Banking Corp.
Ltd. (2) 42,400 417,191
Sea Ltd., ADR *(a)(c) 9,484 384,102
Singapore Airlines Ltd. (2) 125,500 623,149
STMicroelectronics NV (2) 1,891 94,851
UOL Group Ltd. (2) 18,800 89,309
Venture Corp. Ltd. (2) 4,600 47,400
1,957,243
—
Spain - 3.0%
Acciona SA (2)(a) 777 114,409
Acerinox SA (2)(a) 45,876 540,649
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 101,181 922,190
Banco de Sabadell SA (2)(a) 571,132 703,039
Banco Santander SA (2)(a) 258,495 1,081,203
Mapfre SA (2)(a) 118,260 254,144
Redeia Corp. SA (2)(a) 13,206 217,617
Repsol SA (2)(a) 88,413 1,311,511
5,144,762
—
Sweden - 4.3%
AAK AB (2)(a) 8,654 193,014
Axfood AB (a) 2,623 70,997
Billerud Aktiebolag (2)(a) 19,459 198,314
Boliden AB (2)(a) 1,789 55,995
Elekta AB, Class B (2)(a) 20,418 167,223
Embracer Group AB, Class B
(2)*(a) 52,178 141,551
Essity AB, Class B (2)(a) 6,102 151,221
Getinge AB, Class B (2)(a) 15,880 353,608
H & M Hennes & Mauritz AB, Class
B (2)(a) 32,131 563,579
Hexpol AB (2)(a) 14,301 173,266
Saab AB, Class B (2)(a) 1,173 70,689
Sandvik AB (2)(a) 19,901 432,356
Securitas AB, Class B (2)(a) 50,244 492,592
Skanska AB, Class B (2)(a) 24,706 447,613
SKF AB, Class B (2)(a) 59,810 1,198,625
SSAB AB, Class B (2)(a) 130,530 999,407
Swedbank AB, Class A (2)(a) 6,225 125,855
Trelleborg AB, Class B (2)(a) 16,193 543,503
Volvo AB, Class B (2)(a) 18,850 490,477

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
Sweden - 4.3% (continued)
Volvo Car AB, Class B (2)*(a) 137,357 445,475
7,315,360
—
Switzerland - 4.8%
Adecco Group AG (Registered) (2)
(a) 16,778 824,027
Baloise Holding AG (Registered)
(2)(a) 682 106,930
BKW AG (2)(a) 3,077 547,297
Cie Financiere Richemont SA
(Registered) (2)(a) 3,308 456,915
DKSH Holding AG (a) 2,591 179,911
Flughafen Zurich AG (Registered)
(2)(a) 1,368 285,836
Geberit AG (Registered) (2)(a) 489 313,898
Georg Fischer AG (Registered) (2)
(a) 1,445 105,159
Kuehne + Nagel International AG
(Registered) (2)(a) 704 242,948
Logitech International SA
(Registered) (2)(a) 2,377 226,025
Novartis AG (Registered) (2)(a) 10,074 1,017,580
Schindler Holding AG (2)(a) 691 172,995
SGS SA (Registered) (2)(a) 3,450 297,841
Sonova Holding AG (Registered)
(2)(a) 783 256,079
Swatch Group AG (The) (2)(a) 3,013 819,808
Swiss Life Holding AG (Registered)
(2)(a) 774 537,894
Swisscom AG (Registered) (2)(a) 1,099 661,455
UBS Group AG (Registered) (2)(a) 34,654 1,076,407
8,129,005
—
United Kingdom - 7.0%
abrdn plc (2)(a) 20,970 47,677
Aviva plc (2)(a) 45,026 249,148
BAE Systems plc (a) 35,160 497,689
Barclays plc (2) 643,396 1,259,813
Barratt Developments plc (2)(a) 86,928 622,710
BP plc (2)(a) 80,023 474,382
BT Group plc (2) 238,511 375,795
Burberry Group plc (2)(a) 3,688 66,520
Centrica plc (2) 844,274 1,513,534
CK Hutchison Holdings Ltd. (2)(a) 6,500 34,922
DCC plc (2)(a) 5,524 406,462
DS Smith plc (2)(a) 57,864 226,426
Howden Joinery Group plc (2)(a) 13,817 143,044
HSBC Holdings plc (2)(a) 35,382 286,239
Imperial Brands plc (2)(a) 18,830 433,613
Inchcape plc (2)(a) 4,036 36,748
InterContinental Hotels Group plc
(2)(a) 1,942 175,122
International Distributions Services
plc *(a) 88,929 308,434
Investec plc (2)(a) 17,873 120,874
JD Sports Fashion plc (2)(a) 207,071 436,990
Johnson Matthey plc (2)(a) 2,053 44,402
Just Eat Takeaway.com NV (2)*(a)
(b) 21,043 320,839
Kingfisher plc (2)(a) 38,872 120,440
INVESTMENTS SHARES VALUE ($)
United Kingdom - 7.0% (continued)
Lloyds Banking Group plc (2) 452,038 274,178
Man Group plc (a) 91,774 272,095
Marks & Spencer Group plc (2)(a) 201,395 697,956
NatWest Group plc (2)(a) 22,727 63,304
Pearson plc (2)(a) 8,837 108,544
Rolls-Royce Holdings plc (2)*(a) 163,999 625,553
Standard Chartered plc (2)(a) 55,217 468,579
Subsea 7 SA (2)(a) 22,366 325,806
Taylor Wimpey plc (2) 24,371 45,620
Tesco plc (2)(a) 48,581 179,979
Vodafone Group plc (2) 799,095 697,882
11,961,319
—
United States - 125.5%
3M Co. (a)(c) 8,231 899,813
A O Smith Corp. (a) 4,061 334,789
Abbott Laboratories (a)(c) 5,106 562,017
AbbVie, Inc. (a)(c) 7,493 1,161,190
Accenture plc, Class A (a) 768 269,499
ACI Worldwide, Inc. *(a)(c) 7,974 244,004
Acuity Brands, Inc. (a)(c) 5,329 1,091,539
Adient plc *(a) 7,142 259,683
Adobe, Inc. *(a) 1,862 1,110,869
Advance Auto Parts, Inc. (a) 1,767 107,840
AGCO Corp. (a)(c) 7,898 958,896
Agilent Technologies, Inc. (a) 775 107,748
Airbnb, Inc., Class A *(a) 4,105 558,855
Akamai Technologies, Inc. *(a)(c) 4,047 478,962
Albemarle Corp. (a)(c) 1,881 271,767
Align Technology, Inc. *(a) 2,401 657,874
ALLETE, Inc. (a) 6,687 408,977
Allison Transmission Holdings, Inc.
(a) 13,022 757,229
Ally Financial, Inc. (a) 3,575 124,839
Alphabet, Inc., Class A *(a) 8,492 1,186,247
Altice USA, Inc., Class A *(a)(c) 76,636 249,067
Altria Group, Inc. (a)(c) 24,051 970,217
Amdocs Ltd. (a) 4,833 424,772
American International Group, Inc.
(a)(c) 19,689 1,333,930
Ameriprise Financial, Inc. (a)(c) 1,014 385,148
Amgen, Inc. (a)(c) 3,260 938,945
Amkor Technology, Inc. (a) 39,610 1,317,825
Analog Devices, Inc. (a)(c) 944 187,441
ANSYS, Inc. *(a)(c) 759 275,426
Apple, Inc. (a) 2,713 522,334
Applied Materials, Inc. (a) 5,769 934,982
AppLovin Corp., Class A *(a)(c) 9,749 388,498
Aramark (a)(c) 1,349 37,907
Arch Capital Group Ltd. *(a) 3,342 248,210
Archer-Daniels-Midland Co. (a) 6,000 433,320
Arrow Electronics, Inc. *(a)(c) 9,450 1,155,263
ASGN, Inc. *(a) 2,682 257,928
Associated Banc-Corp. (a)(c) 10,900 233,151
Assurant, Inc. (a) 1,961 330,409
Assured Guaranty Ltd. (a) 1,013 75,803
AT&T, Inc. (a)(c) 59,674 1,001,330
Autodesk, Inc. *(a)(c) 2,923 711,692
AutoNation, Inc. *(a)(c) 3,623 544,102
Avantor, Inc. *(a) 7,351 167,823

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
United States - 125.5% (continued)
Avient Corp. (a)(c) 5,165 214,709
Avnet, Inc. (a) 13,399 675,310
Axis Capital Holdings Ltd. (a) 3,690 204,315
Baker Hughes Co., Class A (a)(c) 5,271 180,163
Bank of New York Mellon Corp.
(The) (a) 19,375 1,008,469
Bank OZK (a)(c) 5,798 288,914
Baxter International, Inc. (a)(c) 8,528 329,692
Belden, Inc. (a)(c) 2,015 155,659
Berry Global Group, Inc. (a) 10,824 729,429
Best Buy Co., Inc. (a)(c) 12,591 985,623
Biogen, Inc. *(a)(c) 587 151,898
Blackbaud, Inc. *(a)(c) 975 84,533
Booking Holdings, Inc. *(a) 311 1,103,185
BorgWarner, Inc. (a) 6,370 228,365
Boston Beer Co., Inc. (The), Class
A *(a)(c) 816 282,001
Brighthouse Financial, Inc. *(a) 4,445 235,229
Bristol-Myers Squibb Co. (a)(c) 3,690 189,334
Broadcom, Inc. (a) 615 686,494
BRP, Inc. (a) 8,410 601,816
Bruker Corp. (a)(c) 2,534 186,198
Brunswick Corp. (a)(c) 4,073 394,063
Builders FirstSource, Inc. *(a) 10,065 1,680,250
Bunge Global SA (a)(c) 4,765 481,027
BWX Technologies, Inc. (a)(c) 2,121 162,744
Cabot Corp. (a)(c) 3,573 298,346
CACI International, Inc., Class A
*(a) 1,159 375,354
Cadence Design Systems, Inc. *(a) 1,531 416,998
Capital One Financial Corp. (a) 6,617 867,621
Cardinal Health, Inc. (a) 13,776 1,388,621
Carrier Global Corp. (a)(c) 2,365 135,869
Carter's, Inc. (a) 6,156 461,023
Casey's General Stores, Inc. (a) 995 273,366
Caterpillar, Inc. (a)(c) 2,092 618,542
Cencora, Inc. (a)(c) 1,262 259,190
Centene Corp. *(a) 12,359 917,161
CF Industries Holdings, Inc. (a)(c) 3,799 302,021
ChampionX Corp. (a)(c) 14,107 412,065
Charles River Laboratories
International, Inc. *(a)(c) 1,046 247,274
Chemours Co. (The) (a)(c) 2,195 69,230
Chesapeake Energy Corp. (a)(c) 1,847 142,108
Chevron Corp. (a)(c) 221 32,964
Chord Energy Corp. (a)(c) 2,280 379,004
Cigna Group (The) (a) 2,966 888,169
Cintas Corp. (a) 909 547,818
Cirrus Logic, Inc. *(a) 3,273 272,281
Cisco Systems, Inc. (a) 28,919 1,460,987
Citigroup, Inc. (a) 20,891 1,074,633
Citizens Financial Group, Inc. (a) 20,145 667,605
Clean Harbors, Inc. *(a)(c) 2,261 394,567
Cleveland-Cliffs, Inc. *(a) 6,298 128,605
CNO Financial Group, Inc. (a) 15,312 427,205
Coca-Cola Co. (The) (a) 7,088 417,696
Coca-Cola Consolidated, Inc. (a) 1,001 929,328
Cognizant Technology Solutions
Corp., Class A (a) 10,907 823,806
Colgate-Palmolive Co. (a) 2,014 160,536
INVESTMENTS SHARES VALUE ($)
United States - 125.5% (continued)
Columbia Sportswear Co. (a)(c) 3,348 266,300
Comcast Corp., Class A (a)(c) 29,207 1,280,727
Commercial Metals Co. (a) 11,860 593,474
CommVault Systems, Inc. *(a) 5,105 407,634
Concentrix Corp. (a)(c) 3,523 345,994
Consolidated Edison, Inc. (a)(c) 4,569 415,642
Cooper Cos., Inc. (The) (a) 355 134,346
Copart, Inc. *(a)(c) 10,600 519,400
Corebridge Financial, Inc. (a) 31,355 679,149
Coterra Energy, Inc. (a) 8,301 211,842
Coty, Inc., Class A *(a) 11,407 141,675
Crane NXT Co. (a)(c) 8,081 459,566
CRH plc (2) 2,909 200,195
Crowdstrike Holdings, Inc., Class
A *(a)(c) 799 204,001
Cummins, Inc. (a) 1,725 413,258
Curtiss-Wright Corp. (a)(c) 1,851 412,384
CVS Health Corp. (a)(c) 14,643 1,156,211
Darden Restaurants, Inc. (a)(c) 1,828 300,340
Deckers Outdoor Corp. *(a) 632 422,448
Dell Technologies, Inc., Class C (a) 13,756 1,052,334
DENTSPLY SIRONA, Inc. (a) 7,278 259,024
Devon Energy Corp. (a) 2,983 135,130
Dick's Sporting Goods, Inc. (a)(c) 3,176 466,713
Discover Financial Services (a)(c) 5,527 621,235
DISH Network Corp., Class A *(a) 60,952 351,693
DocuSign, Inc., Class A *(a) 8,424 500,807
Dolby Laboratories, Inc., Class A (a) 4,937 425,471
Domino's Pizza, Inc. (a) 744 306,699
Donaldson Co., Inc. (a)(c) 6,928 452,745
Dover Corp. (a)(c) 2,739 421,286
Dow, Inc. (a) 7,414 406,584
Dropbox, Inc., Class A *(a) 26,601 784,197
DXC Technology Co. *(a) 8,408 192,291
Eagle Materials, Inc. (a)(c) 3,135 635,903
Eastman Chemical Co. (a) 5,178 465,088
eBay, Inc. (a) 14,455 630,527
Electronic Arts, Inc. (a)(c) 2,762 377,869
Elevance Health, Inc. (a) 1,116 526,261
EMCOR Group, Inc. (a) 2,976 641,120
Encompass Health Corp. (a) 1,101 73,459
EnerSys (a)(c) 6,376 643,721
Enovis Corp. *(a) 6,239 349,509
Entergy Corp. (a) 365 36,934
EOG Resources, Inc. (a) 3,440 416,068
Equitable Holdings, Inc. (a) 14,470 481,851
Esab Corp. (a)(c) 1,276 110,527
Euronet Worldwide, Inc. *(a) 3,500 355,215
Evercore, Inc., Class A (a) 4,013 686,424
Everest Group Ltd. (a) 1,429 505,266
Exact Sciences Corp. *(a)(c) 2,867 212,101
Exelixis, Inc. *(a) 25,055 601,069
Expedia Group, Inc. *(a) 9,315 1,413,924
Expeditors International of
Washington, Inc. (a)(c) 2,922 371,678
Exxon Mobil Corp. (a)(c) 4,442 444,111
F5, Inc. *(a) 3,289 588,665
Fair Isaac Corp. *(a)(c) 541 629,729
Federated Hermes, Inc., Class B
(a) 11,085 375,338

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
United States - 125.5% (continued)
FedEx Corp. (a)(c) 563 142,422
Ferguson plc (a) 2,745 529,977
Fidelity National Financial, Inc. (a) 6,235 318,110
Fidelity National Information
Services, Inc. (a) 16,551 994,219
First American Financial Corp. (a) 5,460 351,842
FirstCash Holdings, Inc. (a)(c) 1,180 127,900
Fiserv, Inc. *(a)(c) 2,817 374,210
FleetCor Technologies, Inc. *(a)(c) 984 278,088
Flowers Foods, Inc. (a)(c) 1,638 36,871
Flowserve Corp. (a) 2,726 112,366
Fluor Corp. *(a) 14,292 559,818
FNB Corp. (a)(c) 14,390 198,150
Fortinet, Inc. *(a) 6,044 353,755
Fortive Corp. (a)(c) 3,772 277,732
Fortrea Holdings, Inc. *(a)(c) 8,224 287,018
Fox Corp., Class A (a) 1,086 32,222
Franklin Resources, Inc. (a)(c) 14,948 445,301
Gap, Inc. (The) (a) 40,477 846,374
Gartner, Inc. *(a)(c) 1,011 456,072
Gates Industrial Corp. plc *(a) 43,222 580,039
GE HealthCare Technologies, Inc.
(a)(c) 2,303 178,068
Gen Digital, Inc. (a)(c) 3,129 71,404
General Dynamics Corp. (a)(c) 4,276 1,110,349
General Electric Co. (a) 7,496 956,714
General Motors Co. (a) 28,404 1,020,272
Gilead Sciences, Inc. (a)(c) 15,737 1,274,854
Global Payments, Inc. (a)(c) 4,707 597,789
GLOBALFOUNDRIES, Inc. *(a) 1,057 64,054
Globus Medical, Inc., Class A *(a) 2,519 134,238
Goodyear Tire & Rubber Co. (The)
*(a) 13,431 192,332
Graco, Inc. (a)(c) 3,814 330,903
Graham Holdings Co., Class B (a)
(c) 852 593,435
Grand Canyon Education, Inc. *(a) 3,070 405,363
Greif, Inc., Class A (a) 5,427 355,957
GSK plc (2)(a) 11,904 219,857
H&R Block, Inc. (a)(c) 15,329 741,464
Haemonetics Corp. *(a)(c) 3,939 336,824
Halliburton Co. (a)(c) 9,719 351,342
Hartford Financial Services Group,
Inc. (The) (a)(c) 11,348 912,152
Hawaiian Electric Industries, Inc.
(a)(c) 59,494 844,220
HCA Healthcare, Inc. (a)(c) 1,076 291,252
Henry Schein, Inc. *(a)(c) 1,084 82,070
Hewlett Packard Enterprise Co. (a)
(c) 64,277 1,091,423
Hexcel Corp. (a)(c) 3,604 265,795
HF Sinclair Corp. (a) 9,221 512,411
Holcim AG (2)(a) 22,974 1,804,410
Hologic, Inc. *(a) 7,677 548,522
Howmet Aerospace, Inc. (a)(c) 8,256 446,815
HP, Inc. (a) 25,909 779,602
Hubbell, Inc., Class B (a)(c) 1,373 451,621
Humana, Inc. (a) 2,828 1,294,687
Huntington Bancshares, Inc. (a)(c) 23,821 303,003
INVESTMENTS SHARES VALUE ($)
United States - 125.5% (continued)
Huntington Ingalls Industries, Inc.
(a)(c) 1,762 457,486
Huntsman Corp. (a) 2,896 72,776
IAC, Inc. *(a)(c) 6,937 363,360
Incyte Corp. *(a) 1,982 124,450
Informatica, Inc., Class A *(a) 2,943 83,552
Ingredion, Inc. (a) 1,755 190,470
Insperity, Inc. (a) 2,294 268,903
International Business Machines
Corp. (a)(c) 2,359 385,814
International Paper Co. (a)(c) 12,453 450,176
Intuit, Inc. (a) 1,128 705,034
Invesco Ltd. (a) 28,653 511,170
IPG Photonics Corp. *(a)(c) 495 53,727
IQVIA Holdings, Inc. *(a)(c) 1,358 314,214
ITT, Inc. (a)(c) 3,161 377,171
Jabil, Inc. (a)(c) 8,426 1,073,472
Jacobs Solutions, Inc. (a) 1,636 212,353
Janus Henderson Group plc (a) 12,280 370,242
Jazz Pharmaceuticals plc *(a)(c) 2,169 266,787
JB Hunt Transport Services, Inc.
(a)(c) 1,364 272,445
Jefferies Financial Group, Inc. (a)(c) 8,509 343,849
Johnson & Johnson (a)(c) 543 85,110
Jones Lang LaSalle, Inc. *(a)(c) 1,424 268,951
KB Home (a) 22,145 1,383,177
Keurig Dr Pepper, Inc. (a)(c) 5,204 173,397
Keysight Technologies, Inc. *(a) 876 139,363
Kimberly-Clark Corp. (a) 3,993 485,189
KLA Corp. (a)(c) 642 373,195
Knight-Swift Transportation
Holdings, Inc., Class A (a)(c) 8,944 515,622
Kohl's Corp. (a)(c) 9,662 277,106
Kroger Co. (The) (a)(c) 29,734 1,359,141
Kyndryl Holdings, Inc. *(a) 41,741 867,378
L3Harris Technologies, Inc. (a) 179 37,701
Lam Research Corp. (a)(c) 754 590,578
Landstar System, Inc. (a) 3,691 714,762
Lattice Semiconductor Corp. *(a)(c) 2,408 166,128
Lear Corp. (a) 459 64,815
Leidos Holdings, Inc. (a) 1,951 211,176
Lennar Corp., Class A (a) 6,710 1,000,058
Liberty Media Corp-Liberty
SiriusXM *(a)(c) 7,698 221,548
Lincoln Electric Holdings, Inc. (a) 1,054 229,203
Live Nation Entertainment, Inc. *(a) 1,547 144,799
Lockheed Martin Corp. (a) 818 370,750
Loews Corp. (a) 6,855 477,039
LyondellBasell Industries NV, Class
A (a) 5,832 554,507
M&T Bank Corp. (a)(c) 2,367 324,468
Macy's, Inc. (a)(c) 69,034 1,388,964
Manhattan Associates, Inc. *(a)(c) 1,569 337,837
ManpowerGroup, Inc. (a) 10,033 797,323
Marathon Oil Corp. (a) 12,847 310,384
Marathon Petroleum Corp. (a) 3,694 548,042
Marriott Vacations Worldwide Corp.
(a)(c) 1,209 102,632
Martin Marietta Materials, Inc. (a)(c) 412 205,551
Masco Corp. (a)(c) 4,848 324,719

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
United States - 125.5% (continued)
Masterbrand, Inc. *(a) 7,594 112,771
Matador Resources Co. (a)(c) 1,581 89,896
Maximus, Inc. (a)(c) 5,485 459,972
McDonald's Corp. (a)(c) 1,592 472,044
McKesson Corp. (a) 1,315 608,819
Medpace Holdings, Inc. *(a)(c) 1,468 449,986
Medtronic plc (a) 15,635 1,288,011
Meta Platforms, Inc., Class A *(a) 4,113 1,455,837
MetLife, Inc. (a) 8,450 558,799
MGIC Investment Corp. (a) 5,031 97,048
MGM Resorts International *(a)(c) 5,045 225,411
Microchip Technology, Inc. (a)(c) 3,688 332,584
Microsoft Corp. (a) 927 348,589
Middleby Corp. (The) *(a)(c) 662 97,427
Mohawk Industries, Inc. *(a) 2,006 207,621
Molina Healthcare, Inc. *(a)(c) 2,616 945,187
Molson Coors Beverage Co., Class
B (a)(c) 16,300 997,723
Monster Beverage Corp. *(a) 5,930 341,627
Mosaic Co. (The) (a)(c) 20,312 725,748
MSC Industrial Direct Co., Inc.,
Class A (a)(c) 5,557 562,702
Murphy Oil Corp. (a) 5,759 245,679
Murphy USA, Inc. (a)(c) 2,685 957,364
National Fuel Gas Co. (a) 6,043 303,177
NCR Atleos Corp. *(a)(c) 12,693 308,313
NCR Voyix Corp. *(a)(c) 48,964 827,981
NetApp, Inc. (a)(c) 4,778 421,228
New York Community Bancorp, Inc.
(a)(c) 38,133 390,101
NewMarket Corp. (a) 105 57,312
Nexstar Media Group, Inc., Class
A (a)(c) 1,607 251,897
Nordstrom, Inc. (a)(c) 23,469 433,003
Northern Trust Corp. (a)(c) 4,988 420,887
Northwestern Energy Group, Inc.
(a) 1,117 56,844
NOV, Inc. (a)(c) 6,811 138,127
Nucor Corp. (a) 1,669 290,473
Nutanix, Inc., Class A *(a) 7,731 368,691
nVent Electric plc (a) 5,969 352,708
NVIDIA Corp. (a) 210 103,996
NVR, Inc. *(a) 18 126,008
Old Republic International Corp. (a) 19,075 560,805
Olin Corp. (a) 6,254 337,403
ON Semiconductor Corp. *(a) 5,781 482,887
OneMain Holdings, Inc. (a)(c) 2,642 129,986
Oshkosh Corp. (a) 8,146 883,108
Ovintiv, Inc. (a) 8,595 377,492
Owens Corning (a) 6,485 961,272
PACCAR, Inc. (a)(c) 7,732 755,030
Packaging Corp. of America (a)(c) 1,964 319,955
Palo Alto Networks, Inc. *(a)(c) 1,760 518,989
Paychex, Inc. (a)(c) 1,308 155,796
PayPal Holdings, Inc. *(a)(c) 7,873 483,481
PBF Energy, Inc., Class A (a)(c) 9,338 410,498
Pegasystems, Inc. (a) 1,135 55,456
Penn Entertainment, Inc. *(a)(c) 2,011 52,326
Penske Automotive Group, Inc. (a)
(c) 3,303 530,165
INVESTMENTS SHARES VALUE ($)
United States - 125.5% (continued)
Pentair plc (a) 3,645 265,028
PepsiCo, Inc. (a)(c) 4,386 744,918
Performance Food Group Co. *(a)
(c) 3,124 216,025
Petco Health & Wellness Co., Inc.,
Class A *(a)(c) 55,266 174,641
PG&E Corp. (a)(c) 2,140 38,584
Phillips 66 (a) 3,385 450,679
Phinia, Inc. (a) 3,200 96,928
Pilgrim's Pride Corp. *(a) 12,410 343,261
Pinnacle West Capital Corp. (a) 5,680 408,051
Playtika Holding Corp. *(a) 43,862 382,477
Polaris, Inc. (a)(c) 3,792 359,368
Popular, Inc. 7,718 633,416
Post Holdings, Inc. *(a) 1,009 88,853
Power Integrations, Inc. (a)(c) 1,678 137,781
PPG Industries, Inc. (a) 1,174 175,572
Procter & Gamble Co. (The) (a)(c) 3,653 535,311
Prudential Financial, Inc. (a)(c) 4,305 446,472
PulteGroup, Inc. (a)(c) 10,598 1,093,926
Pure Storage, Inc., Class A *(a) 5,606 199,910
PVH Corp. (a) 7,209 880,363
QIAGEN NV (2)*(a) 2,809 122,125
Qorvo, Inc. *(a)(c) 2,386 268,687
QUALCOMM, Inc. (a) 4,259 615,979
Qualys, Inc. *(a) 3,422 671,670
Ralph Lauren Corp., Class A (a)(c) 3,735 538,587
Raymond James Financial, Inc. (a)
(c) 639 71,249
Regal Rexnord Corp. (a) 2,302 340,742
Regeneron Pharmaceuticals, Inc.
*(a) 650 570,889
Reinsurance Group of America,
Inc. (a) 4,421 715,229
Reliance Steel & Aluminum Co. (a) 1,331 372,254
Reynolds Consumer Products, Inc.
(a) 2,459 66,000
RingCentral, Inc., Class A *(a)(c) 12,781 433,915
Robert Half, Inc. (a)(c) 7,436 653,773
Roche Holding AG (2)(a) 597 173,544
Roper Technologies, Inc. (a)(c) 805 438,862
Royal Caribbean Cruises Ltd. *(a) 2,142 277,368
RTX Corp. (a) 465 39,125
Ryder System, Inc. (a)(c) 6,865 789,887
Salesforce, Inc. *(a) 2,155 567,067
Schneider National, Inc., Class B
(a) 35,343 899,479
Science Applications International
Corp. (a)(c) 1,710 212,587
Seagate Technology Holdings plc
(a)(c) 656 56,003
SEI Investments Co. (a) 6,726 427,437
Sensata Technologies Holding plc
(a) 1,033 38,810
Signify NV (2)(a)(b) 17,874 599,427
Silgan Holdings, Inc. (a)(c) 4,736 214,304
Simpson Manufacturing Co., Inc.
(a)(c) 609 120,570
Sinch AB (2)*(a)(b) 78,813 294,079
Skechers USA, Inc., Class A *(a) 8,206 511,562

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
United States - 125.5% (continued)
Skyworks Solutions, Inc. (a)(c) 11,672 1,312,166
Snap-on, Inc. (a)(c) 1,833 529,444
Southwestern Energy Co. *(a) 69,842 457,465
Spectrum Brands Holdings, Inc.
(a)(c) 726 57,913
Sprouts Farmers Market, Inc. *(a)
(c) 9,194 442,323
SS&C Technologies Holdings, Inc.
(a) 1,122 68,565
State Street Corp. (a) 12,266 950,124
Steel Dynamics, Inc. (a) 5,396 637,268
Stellantis NV (2)(a) 47,584 1,114,924
STERIS plc (a)(c) 1,129 248,211
Stifel Financial Corp. (a) 8,106 560,530
Sunrun, Inc. *(a)(c) 5,606 110,046
Super Micro Computer, Inc. *(a) 1,186 337,132
Swiss Re AG (2)(a) 3,026 340,517
Synaptics, Inc. *(a)(c) 2,158 246,185
Synchrony Financial (a)(c) 34,703 1,325,308
Synopsys, Inc. *(a)(c) 1,051 541,170
Tapestry, Inc. (a) 15,981 588,261
Taylor Morrison Home Corp., Class
A *(a)(c) 20,519 1,094,689
TD SYNNEX Corp. (a)(c) 10,334 1,112,042
TE Connectivity Ltd. (a) 2,912 409,136
TEGNA, Inc. (a) 32,499 497,235
Teleflex, Inc. (a)(c) 1,747 435,597
Tenaris SA (2)(a) 72,329 1,258,031
Tenet Healthcare Corp. *(a) 6,708 506,924
Teradata Corp. *(a)(c) 13,996 608,966
Teradyne, Inc. (a) 2,111 229,086
Terex Corp. (a) 17,946 1,031,177
Tetra Tech, Inc. (a) 1,205 201,151
Texas Roadhouse, Inc., Class A (a) 4,320 528,034
Textron, Inc. (a) 15,315 1,231,632
Thermo Fisher Scientific, Inc. (a) 74 39,278
Thor Industries, Inc. (a)(c) 2,690 318,093
Timken Co. (The) (a)(c) 7,043 564,496
Toll Brothers, Inc. (a)(c) 12,425 1,277,166
Travel + Leisure Co. (a)(c) 8,496 332,109
Travelers Cos., Inc. (The) (a) 3,049 580,804
TripAdvisor, Inc. *(a)(c) 11,861 255,367
Tyson Foods, Inc., Class A (a) 1,491 80,141
UFP Industries, Inc. (a)(c) 10,456 1,312,751
U-Haul Holding Co. *(a) 252 18,094
UiPath, Inc., Class A *(a)(c) 4,163 103,409
Ulta Beauty, Inc. *(a)(c) 145 71,049
United Rentals, Inc. (a)(c) 1,328 761,502
United States Steel Corp. (a)(c) 22,265 1,083,192
United Therapeutics Corp. *(a)(c) 3,280 721,239
Universal Display Corp. (a)(c) 865 165,440
Universal Health Services, Inc.,
Class B (a) 3,325 506,863
Unum Group (a) 14,182 641,310
US Foods Holding Corp. *(a)(c) 8,874 402,968
Vail Resorts, Inc. (a)(c) 929 198,314
Valero Energy Corp. (a) 5,607 728,910
Valley National Bancorp (a) 13,669 148,445
Veeva Systems, Inc., Class A *(a) 4,055 780,669
VeriSign, Inc. *(a) 2,632 542,087
INVESTMENTS SHARES VALUE ($)
United States - 125.5% (continued)
Verisk Analytics, Inc., Class A (a)(c) 1,028 245,548
Verizon Communications, Inc. (a) 28,022 1,056,429
Vertex Pharmaceuticals, Inc. *(a) 2,076 844,704
Viasat, Inc. *(a)(c) 16,020 447,759
Viatris, Inc. (a)(c) 78,747 852,830
Vicor Corp. *(a)(c) 1,475 66,287
Victoria's Secret & Co. *(a)(c) 2,183 57,937
Vishay Intertechnology, Inc. (a)(c) 31,056 744,412
Vistra Corp. (a) 19,194 739,353
Vontier Corp. (a)(c) 5,917 204,432
Voya Financial, Inc. (a)(c) 1,595 116,371
Vulcan Materials Co. (a)(c) 1,422 322,808
Walgreens Boots Alliance, Inc. (a)
(c) 14,962 390,658
Walmart, Inc. (a) 7,519 1,185,370
Warner Bros Discovery, Inc. *(a)(c) 12,934 147,189
Watts Water Technologies, Inc.,
Class A (a) 1,875 390,638
Werner Enterprises, Inc. (a) 9,924 420,480
WESCO International, Inc. (a)(c) 3,728 648,225
Western Union Co. (The) (a)(c) 68,534 816,925
Westlake Corp. (a)(c) 5,028 703,719
Williams-Sonoma, Inc. (a)(c) 2,826 570,230
Wintrust Financial Corp. (a)(c) 880 81,620
Woodward, Inc. (a)(c) 2,632 358,294
Workday, Inc., Class A *(a) 2,135 589,388
Worthington Enterprises, Inc. (a) 2,459 141,515
Worthington Steel, Inc. *(a) 2,459 69,098
Wyndham Hotels & Resorts, Inc.
(a)(c) 1,567 126,002
Xcel Energy, Inc. (a) 7,240 448,228
Ziff Davis, Inc. *(a)(c) 2,499 167,908
Zimmer Biomet Holdings, Inc. (a) 3,294 400,880
Zions Bancorp NA (a)(c) 7,094 311,214
Zoom Video Communications, Inc.,
Class A *(a) 13,598 977,832
213,542,722
—
TOTAL COMMON STOCKS
(Cost $289,177,308) 384,996,839
PREFERRED STOCKS - 0.1%
Germany - 0.1%
Henkel AG & Co. KGaA
(Preference) (2)(a)
(Cost $71,317) 1,188 95,565
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 65 –

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 57.0%
INVESTMENT COMPANIES - 40.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.19% (d)(e) 2,680,693 2,680,693
J.P. Morgan U.S. Treasury Plus
Money Market Fund - IM Shares,
5.41% (d)(e) 316 316
Limited Purpose Cash Investment
Fund, 5.37% (d) 66,909,642 66,882,879
TOTAL INVESTMENT COMPANIES
(Cost $69,552,128) 69,563,888
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 16.2%
U.S. Treasury Bills
5.41%, 1/11/2024 (2)(f) $ 222,000 221,710
5.39%, 1/18/2024 (2)(f) 3,883,000 3,873,886
5.41%, 1/25/2024 (2)(f)(g) 2,405,000 2,396,898
5.41%, 2/1/2024 (2)(f) 1,584,000 1,577,039
5.45%, 3/14/2024 (2)(f) 1,822,000 1,803,093
5.45%, 3/21/2024 (2)(f) 1,345,000 1,329,676
5.46%, 3/28/2024 (2)(f) 1,319,000 1,302,625
5.49%, 4/4/2024 (2)(f) 529,000 521,894
5.47%, 4/11/2024 (2)(f) 8,572,000 8,448,516
5.48%, 4/18/2024 (2)(f)(g) 4,022,000 3,959,930
5.47%, 4/25/2024 (2)(f) 2,096,000 2,061,662
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $27,485,702) 27,496,929
TOTAL SHORT-TERM INVESTMENTS
(Cost $97,037,830) 97,060,817
TOTAL LONG POSITIONS
(Cost $386,286,455) 482,153,221
SHARES
SHORT POSITIONS - (219.9)%
COMMON STOCKS - (218.9)%
Australia - (5.8)%
ALS Ltd. (2) (9,762) (85,505)
Alumina Ltd. (2) (303,315) (187,094)
Ampol Ltd. (2) (3,002) (73,985)
APA Group (2) (63,947) (372,142)
Cleanaway Waste Management
Ltd. (2) (52,633) (96,490)
Cochlear Ltd. (2) (623) (126,747)
Commonwealth Bank of Australia
(2) (16,527) (1,259,638)
Domino's Pizza Enterprises Ltd. (2) (1,954) (78,440)
Endeavour Group Ltd. (2) (109,926) (390,381)
Evolution Mining Ltd. (2) (119,530) (321,578)
IDP Education Ltd. (2) (64,660) (882,037)
IGO Ltd. (2) (40,857) (251,807)
Insurance Australia Group Ltd. (2) (78,220) (302,349)
Liontown Resources Ltd. (2) (254,027) (284,910)
Lynas Rare Earths Ltd. (2) (128,255) (626,043)
Macquarie Group Ltd. (2) (6,093) (762,733)
Mineral Resources Ltd. (2) (13,042) (621,238)
National Australia Bank Ltd. (2) (20,383) (426,023)
NEXTDC Ltd. (2) (30,849) (288,094)
Ramsay Health Care Ltd. (2) (14,566) (522,515)
INVESTMENTS SHARES VALUE ($)
Australia - (5.8)% (continued)
Rio Tinto plc (2) (4,531) (337,021)
SEEK Ltd. (2) (11,105) (202,033)
Seven Group Holdings Ltd. (2) (1,979) (49,815)
Transurban Group (2) (29,890) (279,304)
Treasury Wine Estates Ltd. (2) (46,885) (344,956)
WiseTech Global Ltd. (2) (9,922) (508,548)
Woolworths Group Ltd. (2) (7,497) (190,199)
(9,871,625)
—
Belgium - (1.3)%
Anheuser-Busch InBev SA/NV (2) (5,898) (380,705)
D'ieteren Group (2) (2,382) (465,948)
Elia Group SA/NV (2) (1,781) (222,937)
Galapagos NV (2) (2,975) (121,412)
KBC Group NV (2) (4,649) (301,717)
Liberty Global Ltd., Class C (21,306) (397,143)
Lotus Bakeries NV (5) (45,428)
UCB SA (2) (2,733) (238,240)
Umicore SA (2) (3,525) (96,962)
(2,270,492)
—
Brazil - (0.3)%
MercadoLibre, Inc. (262) (411,744)
Wheaton Precious Metals Corp. (1,112) (54,859)
(466,603)
—
Burkina Faso - (0.0)% †
Endeavour Mining plc (2) (2,224) (49,765)
Canada - (9.6)%
Agnico Eagle Mines Ltd. (4,946) (271,180)
Algonquin Power & Utilities Corp. (138,548) (874,126)
AltaGas Ltd. (1,860) (39,052)
Aritzia, Inc. (25,793) (535,306)
Barrick Gold Corp. (11,823) (213,609)
BCE, Inc. (6,561) (258,320)
Boralex, Inc., Class A (7,355) (186,949)
Brookfield Asset Management Ltd.,
Class A (7,033) (282,477)
Brookfield Corp., Class A (30,676) (1,230,467)
CAE, Inc. (4,470) (96,481)
Cameco Corp. (16,769) (723,001)
Canadian Pacific Kansas City Ltd. (6,362) (503,371)
CCL Industries, Inc., Class B (4,191) (188,477)
Cenovus Energy, Inc. (15,663) (261,001)
Colliers International Group, Inc. (3,386) (428,281)
Element Fleet Management Corp. (20,472) (333,102)
Enbridge, Inc. (18,617) (670,187)
Franco-Nevada Corp. (4,650) (515,060)
GFL Environmental, Inc. (9,745) (336,171)
Gildan Activewear, Inc. (4,831) (159,763)
Intact Financial Corp. (2,056) (316,317)
Keyera Corp. (11,987) (289,758)
Kinaxis, Inc. (1,284) (144,103)
Lumine Group, Inc. (h) (225) (5,077)
Metro, Inc., Class A (4,037) (208,972)
Nuvei Corp. (b) (9,080) (238,538)
Pan American Silver Corp. (36,972) (603,528)
Pembina Pipeline Corp. (14,126) (486,342)
PrairieSky Royalty Ltd. (15,721) (275,255)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
Canada - (9.6)% (continued)
RB Global, Inc. (12,312) (823,897)
Rogers Communications, Inc.,
Class B (19,308) (903,872)
Royal Bank of Canada (6,649) (672,402)
Shopify, Inc., Class A (8,508) (662,379)
SNC-Lavalin Group, Inc. (12,643) (407,042)
SSR Mining, Inc. (4,559) (48,926)
TC Energy Corp. (24,775) (967,778)
Teck Resources Ltd., Class B (8,446) (357,013)
Thomson Reuters Corp. (1,601) (234,075)
Toronto-Dominion Bank (The) (6,975) (450,700)
WSP Global, Inc. (688) (96,441)
(16,298,796)
—
Chile - (0.2)%
Antofagasta plc (2) (19,045) (407,220)
China - (0.4)%
Prosus NV (25,523) (760,332)
Denmark - (3.3)%
Ambu A/S, Class B (2) (7,848) (122,263)
Coloplast A/S, Class B (2) (1,123) (128,321)
Demant A/S (2) (2,130) (93,422)
DSV A/S (2) (4,749) (834,431)
GN Store Nord A/S (2) (5,896) (150,032)
Novo Nordisk A/S, Class B (2) (7,356) (762,311)
Novozymes A/S, Class B (2) (9,897) (544,072)
Orsted A/S (2)(b) (6,593) (365,493)
Tryg A/S (2) (23,048) (501,576)
Vestas Wind Systems A/S (2) (64,709) (2,047,504)
(5,549,425)
—
Finland - (1.1)%
Huhtamaki OYJ (2) (2,230) (90,514)
Kojamo OYJ (2) (8,157) (107,077)
Neste OYJ (2) (12,673) (450,523)
Nordea Bank Abp (2) (28,729) (356,653)
Orion OYJ, Class B (2) (1,396) (60,491)
Sampo OYJ, Class A (2) (14,935) (654,338)
Stora Enso OYJ, Class R (2) (4,588) (63,569)
UPM-Kymmene OYJ (2) (3,690) (139,189)
(1,922,354)
—
France - (6.8)%
Accor SA (2) (6,402) (245,043)
Aeroports de Paris SA (2) (1,312) (170,239)
Air Liquide SA (2) (2,340) (455,587)
Airbus SE (2) (4,630) (715,281)
Alstom SA (2) (18,155) (244,825)
AXA SA (2) (10,579) (345,473)
BioMerieux (2) (1,137) (126,502)
Bureau Veritas SA (2) (4,066) (102,869)
Capgemini SE (2) (1,695) (354,241)
Cie Generale des Etablissements
Michelin SCA (2) (4,464) (160,376)
Dassault Systemes SE (2) (26,364) (1,290,446)
Edenred SE (2) (8,451) (505,748)
EssilorLuxottica SA (2) (2,021) (405,814)
Forvia SE (2) (2,554) (57,855)
Gaztransport Et Technigaz SA (2) (257) (34,044)
INVESTMENTS SHARES VALUE ($)
France - (6.8)% (continued)
Getlink SE (2) (5,027) (92,069)
Hermes International SCA (2) (294) (624,902)
Kering SA (2) (347) (153,686)
Legrand SA (2) (560) (58,316)
L'Oreal SA (2) (2,040) (1,016,942)
LVMH Moet Hennessy Louis
Vuitton SE (2) (1,403) (1,139,990)
Pernod Ricard SA (2) (2,278) (402,572)
Remy Cointreau SA (2) (741) (94,518)
Renault SA (2) (5,809) (237,588)
Safran SA (2) (1,480) (260,939)
Sartorius Stedim Biotech (2) (4,036) (1,070,277)
SOITEC (2) (2,886) (516,434)
Teleperformance SE (2) (722) (105,706)
Thales SA (2) (919) (136,079)
Valeo SE (2) (8,673) (134,047)
Vivendi SE (2) (13,300) (142,376)
Worldline SA (2)(b) (12,032) (209,236)
(11,610,020)
—
Germany - (7.3)%
adidas AG (2) (2,505) (509,033)
Aroundtown SA (2) (19,958) (54,393)
Bayer AG (Registered) (2) (15,088) (559,824)
Beiersdorf AG (2) (3,447) (516,205)
Carl Zeiss Meditec AG (2) (5,567) (605,992)
CTS Eventim AG & Co. KGaA (2) (4,793) (331,509)
Deutsche Telekom AG (Registered)
(2) (11,556) (277,844)
Fraport AG Frankfurt Airport
Services Worldwide (2) (4,517) (272,553)
HelloFresh SE (2) (3,711) (58,510)
Infineon Technologies AG (2) (12,392) (517,522)
Merck KGaA (2) (7,255) (1,155,101)
MTU Aero Engines AG (2) (1,612) (347,299)
Nemetschek SE (2) (4,109) (354,749)
Puma SE (2) (5,580) (310,413)
Rational AG (2) (182) (140,441)
Rheinmetall AG (2) (1,566) (496,635)
RWE AG (2) (10,804) (491,721)
SAP SE (2) (3,635) (559,505)
Scout24 SE (2)(b) (821) (58,054)
Siemens AG (Registered) (2) (3,846) (721,545)
Siemens Healthineers AG (2)(b) (24,243) (1,407,516)
Symrise AG, Class A (2) (8,633) (948,729)
TeamViewer SE (2)(b) (6,938) (107,765)
United Internet AG (Registered) (4,815) (122,470)
Verbio Vereinigte Bioenergie AG (2) (4,394) (145,030)
Vonovia SE (2) (35,836) (1,126,028)
Zalando SE (2)(b) (12,554) (297,210)
(12,493,596)
—
Hong Kong - (0.4)%
Prudential plc (2) (53,882) (607,934)
Italy - (3.9)%
Amplifon SpA (2) (6,675) (231,293)
Brunello Cucinelli SpA (2) (3,333) (326,209)
Davide Campari-Milano NV (2) (6,439) (72,714)
DiaSorin SpA (2) (674) (69,465)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
Italy - (3.9)% (continued)
Enel SpA (2) (97,605) (726,163)
ERG SpA (2) (23,873) (761,597)
Ferrari NV (2) (1,043) (352,124)
FinecoBank Banca Fineco SpA (2) (3,135) (47,163)
Infrastrutture Wireless Italiane SpA
(2)(b) (26,719) (338,287)
Interpump Group SpA (2) (9,125) (473,413)
Mediobanca Banca di Credito
Finanziario SpA (2) (3,307) (40,980)
Moncler SpA (2) (10,598) (652,512)
Nexi SpA (2)(b) (58,363) (478,168)
Recordati Industria Chimica e
Farmaceutica SpA (2) (1,117) (60,232)
Snam SpA (2) (176,576) (908,469)
Telecom Italia SpA (727,457) (236,265)
Terna - Rete Elettrica Nazionale (2) (100,966) (842,325)
(6,617,379)
—
Japan - (30.6)%
ABC-Mart, Inc. (2) (2,700) (47,122)
Advantest Corp. (2) (27,300) (919,889)
Aeon Co. Ltd. (2) (33,800) (754,230)
Ajinomoto Co., Inc. (2) (9,000) (346,444)
Asahi Intecc Co. Ltd. (2) (14,400) (292,016)
Asahi Kasei Corp. (2) (29,200) (215,506)
Asics Corp. (2) (1,000) (31,216)
Azbil Corp. (2) (3,200) (105,543)
BayCurrent Consulting, Inc. (2) (5,400) (189,033)
Bridgestone Corp. (2) (13,900) (574,089)
Calbee, Inc. (2) (8,600) (172,857)
Canon, Inc. (2) (22,000) (564,382)
Capcom Co. Ltd. (2) (5,400) (174,262)
Chugai Pharmaceutical Co. Ltd. (2) (9,200) (347,561)
Concordia Financial Group Ltd. (2) (23,400) (106,661)
Cosmos Pharmaceutical Corp. (2) (2,200) (253,901)
Daifuku Co. Ltd. (2) (13,300) (268,181)
Daiichi Sankyo Co. Ltd. (2) (27,300) (747,385)
Daikin Industries Ltd. (2) (3,900) (632,658)
Denso Corp. (2) (2,100) (31,526)
Disco Corp. (2) (2,600) (642,114)
East Japan Railway Co. (2) (13,700) (788,610)
Eisai Co. Ltd. (2) (20,600) (1,025,698)
FANUC Corp. (2) (19,800) (581,113)
Fast Retailing Co. Ltd. (2) (2,400) (593,469)
FUJIFILM Holdings Corp. (2) (7,000) (419,508)
GMO Payment Gateway, Inc. (2) (10,500) (727,694)
Hankyu Hanshin Holdings, Inc. (2) (5,600) (177,967)
Harmonic Drive Systems, Inc. (2) (21,900) (644,340)
Hikari Tsushin, Inc. (2) (800) (132,215)
Hoshizaki Corp. (2) (3,700) (135,162)
Hoya Corp. (2) (5,700) (709,874)
Hulic Co. Ltd. (2) (12,400) (129,532)
Ibiden Co. Ltd. (2) (11,800) (650,956)
Japan Airlines Co. Ltd. (2) (11,800) (231,812)
Japan Airport Terminal Co. Ltd. (2) (14,500) (637,924)
Japan Post Bank Co. Ltd. (2) (3,800) (38,672)
Japan Tobacco, Inc. (2) (19,700) (508,757)
Kadokawa Corp. (2) (13,100) (266,099)
Kansai Electric Power Co., Inc.
(The) (2) (10,200) (135,375)
INVESTMENTS SHARES VALUE ($)
Japan - (30.6)% (continued)
KDDI Corp. (2) (9,700) (307,670)
Keio Corp. (2) (13,400) (421,160)
Keisei Electric Railway Co. Ltd. (2) (6,200) (292,582)
Keyence Corp. (2) (2,600) (1,142,327)
Kikkoman Corp. (2) (6,300) (384,973)
Kintetsu Group Holdings Co. Ltd.
(2) (8,600) (272,483)
Kobe Bussan Co. Ltd. (2) (34,200) (1,010,292)
Koei Tecmo Holdings Co. Ltd. (2) (7,000) (79,744)
Kose Corp. (2) (2,700) (201,812)
Kubota Corp. (2) (27,900) (418,723)
Kurita Water Industries Ltd. (2) (3,300) (128,717)
Kyoto Financial Group, Inc. (2) (15,600) (242,385)
Kyowa Kirin Co. Ltd. (2) (7,900) (132,554)
Lasertec Corp. (2) (7,600) (1,995,203)
LY Corp. (2) (61,300) (216,774)
M3, Inc. (2) (27,000) (445,562)
Makita Corp. (2) (6,800) (187,037)
Marui Group Co. Ltd. (2) (21,900) (366,318)
MatsukiyoCocokara & Co. (2) (15,500) (273,946)
Mercari, Inc. (2) (36,500) (674,071)
Mitsubishi Estate Co. Ltd. (2) (60,900) (834,822)
Mitsubishi UFJ Financial Group,
Inc. (2) (128,500) (1,102,805)
Mitsui Fudosan Co. Ltd. (2) (1,600) (39,120)
Mitsui OSK Lines Ltd. (2) (16,100) (514,721)
MonotaRO Co. Ltd. (2) (44,300) (482,041)
Murata Manufacturing Co. Ltd. (2) (24,700) (521,960)
Nagoya Railroad Co. Ltd. (2) (7,000) (112,207)
NIDEC Corp. (2) (16,900) (681,191)
Nintendo Co. Ltd. (2) (7,000) (364,237)
Nippon Paint Holdings Co. Ltd. (2) (69,900) (563,837)
Nippon Sanso Holdings Corp. (2) (5,500) (146,864)
Nippon Shinyaku Co. Ltd. (2) (2,000) (70,748)
Nippon Telegraph & Telephone
Corp. (2) (185,700) (226,755)
Nissan Chemical Corp. (2) (10,500) (408,856)
Nissan Motor Co. Ltd. (2) (115,900) (453,160)
Nissin Foods Holdings Co. Ltd. (2) (10,800) (377,134)
Nitori Holdings Co. Ltd. (2) (6,500) (872,798)
Nomura Research Institute Ltd. (2) (10,900) (316,566)
NTT Data Group Corp. (2) (32,400) (457,995)
Obic Co. Ltd. (2) (2,600) (447,343)
Odakyu Electric Railway Co. Ltd.
(2) (13,900) (211,666)
Omron Corp. (2) (2,800) (130,292)
Oriental Land Co. Ltd. (2) (19,300) (717,348)
Renesas Electronics Corp. (2) (6,500) (116,226)
Resona Holdings, Inc. (2) (60,100) (304,667)
Resonac Holdings Corp. (2) (24,300) (482,910)
Rinnai Corp. (2) (6,300) (145,768)
Seibu Holdings, Inc. (2) (8,000) (110,851)
Sekisui House Ltd. (2) (20,500) (454,408)
Seven & i Holdings Co. Ltd. (2) (4,800) (189,838)
SG Holdings Co. Ltd. (2) (28,200) (404,272)
Sharp Corp. (2) (39,000) (277,583)
SHIFT, Inc. (2) (1,200) (303,940)
Shimadzu Corp. (2) (5,200) (144,992)
Shimano, Inc. (2) (1,400) (215,662)
Shiseido Co. Ltd. (2) (8,000) (241,139)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
Japan - (30.6)% (continued)
Shizuoka Financial Group, Inc. (2) (9,400) (79,486)
SMC Corp. (2) (1,500) (802,404)
SoftBank Corp. (2) (25,500) (317,774)
SoftBank Group Corp. (2) (20,600) (909,252)
Sony Group Corp. (2) (10,100) (955,792)
Sumitomo Chemical Co. Ltd. (2) (88,500) (215,120)
Sumitomo Metal Mining Co. Ltd. (2) (12,400) (368,253)
Sumitomo Mitsui Financial Group,
Inc. (2) (18,200) (885,609)
Sumitomo Realty & Development
Co. Ltd. (2) (3,300) (97,792)
Suzuki Motor Corp. (2) (900) (38,355)
Sysmex Corp. (2) (4,600) (255,716)
T&D Holdings, Inc. (2) (29,500) (468,326)
Taiyo Yuden Co. Ltd. (2) (8,200) (216,053)
Takeda Pharmaceutical Co. Ltd. (2) (28,100) (805,853)
Terumo Corp. (2) (18,400) (601,699)
Tobu Railway Co. Ltd. (2) (8,100) (217,318)
Tokyo Electron Ltd. (2) (4,500) (799,829)
Tokyu Corp. (2) (31,100) (379,205)
Toray Industries, Inc. (2) (9,100) (47,138)
TOTO Ltd. (2) (5,700) (149,737)
Toyota Motor Corp. (2) (97,400) (1,784,730)
Trend Micro, Inc. (2) (2,700) (144,099)
Unicharm Corp. (2) (10,200) (368,907)
USS Co. Ltd. (2) (7,200) (144,549)
Welcia Holdings Co. Ltd. (2) (11,300) (197,440)
West Japan Railway Co. (2) (12,900) (537,522)
Yakult Honsha Co. Ltd. (2) (6,400) (143,665)
Yamaha Corp. (2) (18,200) (419,230)
Yamaha Motor Co. Ltd. (2) (20,100) (178,857)
Yamato Holdings Co. Ltd. (2) (5,500) (101,494)
Yaskawa Electric Corp. (2) (17,000) (707,572)
ZOZO, Inc. (2) (8,400) (189,581)
(52,120,765)
—
Luxembourg - (0.2)%
Eurofins Scientific SE (2) (4,608) (300,591)
Netherlands - (3.3)%
Adyen NV (2)(b) (1,324) (1,709,206)
Aegon Ltd. (2) (67) (390)
Akzo Nobel NV (2) (909) (75,271)
Argenx SE (2) (851) (323,694)
ASM International NV (2) (509) (264,922)
ASML Holding NV (2) (1,083) (817,543)
Heineken NV (2) (4,693) (476,806)
IMCD NV (2) (4,150) (722,779)
JDE Peet's NV (2,233) (60,050)
Koninklijke Vopak NV (2) (6,447) (216,964)
OCI NV (2) (1,756) (50,891)
SBM Offshore NV (2) (12,866) (176,760)
Universal Music Group NV (2) (16,568) (472,969)
Wolters Kluwer NV (2) (1,583) (225,213)
(5,593,458)
—
New Zealand - (0.1)%
Xero Ltd. (2) (1,940) (148,000)
INVESTMENTS SHARES VALUE ($)
Norway - (1.2)%
DNB Bank ASA (2) (19,748) (419,868)
Gjensidige Forsikring ASA (2) (21,415) (395,188)
Kongsberg Gruppen ASA (2) (3,464) (158,585)
Mowi ASA (2) (16,572) (296,767)
Salmar ASA (2) (4,761) (266,639)
Schibsted ASA, Class A (2) (4,967) (142,999)
Telenor ASA (6,210) (71,269)
TOMRA Systems ASA (2) (21,642) (262,390)
(2,013,705)
—
Portugal - (0.1)%
EDP - Energias de Portugal SA (2) (13,069) (65,776)
Jeronimo Martins SGPS SA (2) (2,113) (53,777)
(119,553)
—
Singapore - (1.9)%
City Developments Ltd. (2) (46,400) (233,624)
DBS Group Holdings Ltd. (2) (16,900) (427,381)
Grab Holdings Ltd., Class A (110,163) (371,249)
Keppel, REIT (2) (10,380) (7,308)
Keppel Corp. Ltd. (2) (51,900) (277,707)
Seatrium Ltd. (2) (7,710,900) (688,520)
Singapore Technologies
Engineering Ltd. (2) (88,900) (261,784)
Singapore Telecommunications
Ltd. (2) (542,600) (1,015,751)
(3,283,324)
—
South Africa - (0.1)%
Anglo American plc (2) (7,438) (186,149)
South Korea - (0.3)%
Delivery Hero SE (2)(b) (16,277) (447,991)
Spain - (2.9)%
Aena SME SA (2)(b) (1,651) (299,675)
Amadeus IT Group SA (2) (12,858) (923,481)
Bankinter SA (2) (22,703) (145,609)
Cellnex Telecom SA (2)(b) (19,493) (767,498)
Corp. ACCIONA Energias
Renovables SA (2) (16,976) (526,868)
Endesa SA (2) (6,008) (122,570)
Fluidra SA (2) (7,282) (151,814)
Grifols SA (2) (35,998) (615,832)
Iberdrola SA (2) (39,791) (521,930)
Industria de Diseno Textil SA (2) (8,469) (369,537)
Naturgy Energy Group SA (2) (11,940) (356,137)
Telefonica SA (2) (12,983) (50,762)
(4,851,713)
—
Sweden - (4.7)%
AddTech AB, Class B (2) (12,346) (271,644)
Alfa Laval AB (2) (3,902) (156,213)
Assa Abloy AB, Class B (2) (7,411) (213,579)
Atlas Copco AB, Class A (2) (33,351) (574,675)
Autoliv, Inc. (1,298) (143,027)
Beijer Ref AB, Class B (2) (17,567) (235,731)
Castellum AB (2) (21,972) (311,975)
Electrolux AB, Class B (2) (3,947) (42,400)
Epiroc AB, Class A (2) (14,416) (290,178)
EQT AB (2) (45,852) (1,298,238)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
Sweden - (4.7)% (continued)
Fastighets AB Balder, Class B (2) (41,355) (293,284)
Hexagon AB, Class B (2) (54,956) (660,093)
Holmen AB, Class B (2) (8,243) (348,158)
Husqvarna AB, Class B (2) (11,685) (96,384)
Indutrade AB (2) (2,591) (67,528)
Lifco AB, Class B (2) (14,671) (360,186)
Nibe Industrier AB, Class B (2) (102,208) (717,747)
Sagax AB, Class B (2) (11,954) (329,029)
Skandinaviska Enskilda Banken
AB, Class A (2) (10,764) (148,551)
Svenska Cellulosa AB SCA, Class
B (2) (54,148) (813,437)
Svenska Handelsbanken AB, Class
A (2) (13,425) (145,895)
Swedish Orphan Biovitrum AB (6,779) (179,455)
Tele2 AB, Class B (2) (15,302) (131,531)
Telefonaktiebolaget LM Ericsson,
Class B (2) (9,748) (61,346)
Telia Co. AB (2) (54,607) (139,326)
(8,029,610)
—
Switzerland - (6.6)%
ABB Ltd. (Registered) (2) (12,363) (548,894)
Alcon, Inc. (2) (4,057) (317,404)
Bachem Holding AG, Class B (2) (1,857) (143,809)
Banque Cantonale Vaudoise
(Registered) (2) (2,994) (386,133)
Barry Callebaut AG (Registered) (2) (38) (64,151)
Belimo Holding AG (Registered) (2) (294) (162,275)
Chocoladefabriken Lindt &
Spruengli AG (2) (43) (516,156)
Clariant AG (Registered) (2) (12,856) (189,944)
DSM-Firmenich AG (2) (15,020) (1,527,435)
EMS-Chemie Holding AG
(Registered) (2) (310) (251,357)
Givaudan SA (Registered) (2) (244) (1,011,798)
Helvetia Holding AG (Registered)
(2) (664) (91,557)
Julius Baer Group Ltd. (2) (3,855) (216,258)
Lonza Group AG (Registered) (2) (974) (410,625)
Partners Group Holding AG (2) (338) (488,732)
PSP Swiss Property AG
(Registered) (2) (1,454) (203,282)
SIG Group AG (2) (22,162) (510,413)
Sika AG (Registered) (2) (4,823) (1,572,666)
Straumann Holding AG
(Registered) (2) (4,917) (794,601)
Swiss Prime Site AG (Registered)
(2) (1,312) (140,178)
Temenos AG (Registered) (2) (5,352) (498,743)
VAT Group AG (2)(b) (1,210) (607,732)
Zurich Insurance Group AG (2) (1,006) (525,964)
(11,180,107)
—
United Kingdom - (7.3)%
Admiral Group plc (2) (2,629) (89,882)
Ashtead Group plc (2) (1,602) (111,350)
Associated British Foods plc (2) (2,019) (60,851)
AstraZeneca plc (2) (8,068) (1,088,292)
Beazley plc (2) (21,281) (141,425)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (7.3)% (continued)
Berkeley Group Holdings plc (2) (2,061) (123,044)
CNH Industrial NV (2) (12,685) (155,557)
ConvaTec Group plc (2)(b) (61,992) (192,912)
Croda International plc (2) (7,189) (462,425)
Diageo plc (2) (19,203) (696,976)
Diploma plc (2) (4,879) (222,832)
Direct Line Insurance Group plc (2) (57,068) (132,158)
easyJet plc (2) (24,272) (157,459)
Entain plc (2) (3,068) (38,691)
Halma plc (2) (11,103) (322,830)
Harbour Energy plc (2) (67,420) (264,891)
Hargreaves Lansdown plc (2) (9,060) (84,674)
Hiscox Ltd. (9,839) (132,185)
Informa plc (2) (50,548) (502,771)
Intermediate Capital Group plc (2) (17,990) (384,329)
Legal & General Group plc (2) (52,258) (167,000)
M&G plc (2) (131,455) (372,033)
Melrose Industries plc (2) (32,232) (232,985)
National Grid plc (2) (55,101) (742,283)
Ocado Group plc (2) (12,643) (122,131)
Persimmon plc (2) (14,544) (257,082)
Reckitt Benckiser Group plc (2) (11,250) (776,288)
RELX plc (2) (19,506) (773,878)
Sage Group plc (The) (2) (30,473) (454,926)
Smith & Nephew plc (2) (13,001) (178,596)
Spirax-Sarco Engineering plc (2) (3,375) (451,560)
SSE plc (2) (18,172) (428,968)
St James's Place plc (2) (24,422) (212,479)
Tate & Lyle plc (5,358) (45,007)
TechnipFMC plc (7,136) (143,719)
Unilever plc (2) (6,739) (326,242)
Weir Group plc (The) (2) (8,209) (197,250)
WH Smith plc (2) (4,027) (68,383)
Wise plc, Class A (2) (56,918) (633,013)
WPP plc (2) (43,708) (417,494)
(12,366,851)
—
United States - (119.1)%
10X Genomics, Inc., Class A (12,973) (725,969)
Acadia Healthcare Co., Inc. (6,566) (510,572)
ADT, Inc. (18,718) (127,657)
Advanced Drainage Systems, Inc. (2,286) (321,503)
Advanced Micro Devices, Inc. (1,706) (251,481)
AECOM (4,256) (393,382)
AES Corp. (The) (34,133) (657,060)
Affirm Holdings, Inc., Class A (9,020) (443,243)
agilon health, Inc. (43,317) (543,628)
Air Lease Corp., Class A (2,925) (122,675)
Air Products and Chemicals, Inc. (3,237) (886,291)
Alaska Air Group, Inc. (11,785) (460,440)
Alcoa Corp. (15,317) (520,778)
Allegion plc (1,881) (238,304)
Alliant Energy Corp. (11,152) (572,098)
Allstate Corp. (The) (2,006) (280,800)
Alnylam Pharmaceuticals, Inc. (1,552) (297,068)
Alteryx, Inc., Class A (20,042) (945,181)
Amazon.com, Inc. (3,801) (577,524)
Amcor plc (45,355) (437,222)
Ameren Corp. (2,000) (144,680)
American Airlines Group, Inc. (40,969) (562,914)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
United States - (119.1)% (continued)
American Electric Power Co., Inc. (5,296) (430,141)
American Express Co. (3,967) (743,178)
American Financial Group, Inc. (919) (109,260)
American Water Works Co., Inc. (5,942) (784,285)
AMETEK, Inc. (3,084) (508,521)
Amphenol Corp., Class A (3,944) (390,969)
Antero Resources Corp. (23,256) (527,446)
Aon plc, Class A (1,186) (345,150)
Apellis Pharmaceuticals, Inc. (8,777) (525,391)
AptarGroup, Inc. (3,124) (386,189)
Aptiv plc (10,263) (920,796)
Armstrong World Industries, Inc. (2,078) (204,309)
Arrowhead Pharmaceuticals, Inc. (15,571) (476,473)
Arthur J Gallagher & Co. (3,859) (867,812)
Ashland, Inc. (5,945) (501,223)
Aspen Technology, Inc. (1,906) (419,606)
Atlassian Corp., Class A (447) (106,323)
Atmos Energy Corp. (1,391) (161,217)
Automatic Data Processing, Inc. (1,977) (460,582)
AutoZone, Inc. (112) (289,588)
Avery Dennison Corp. (3,089) (624,472)
Avis Budget Group, Inc. (1,056) (187,187)
Axalta Coating Systems Ltd. (5,587) (189,790)
Axon Enterprise, Inc. (1,498) (386,978)
AZEK Co., Inc. (The), Class A (2,329) (89,084)
Azenta, Inc. (8,788) (572,450)
Ball Corp. (11,230) (645,950)
Bank of America Corp. (9,313) (313,569)
Bath & Body Works, Inc. (3,102) (133,882)
Becton Dickinson & Co. (1,612) (393,054)
Bentley Systems, Inc., Class B (3,525) (183,935)
BILL Holdings, Inc. (6,773) (552,609)
BioMarin Pharmaceutical, Inc. (6,131) (591,151)
Bio-Rad Laboratories, Inc., Class A (1,069) (345,169)
Bio-Techne Corp. (4,130) (318,671)
BJ's Wholesale Club Holdings, Inc. (5,865) (390,961)
BlackRock, Inc. (1,023) (830,471)
Block, Inc., Class A (4,935) (381,722)
Boeing Co. (The) (2,695) (702,479)
BOK Financial Corp. (3,930) (336,605)
Booz Allen Hamilton Holding Corp.,
Class A (2,485) (317,856)
Boston Scientific Corp. (10,788) (623,654)
Bright Horizons Family Solutions,
Inc. (4,957) (467,148)
Brink's Co. (The) (1,700) (149,515)
Broadridge Financial Solutions, Inc. (1,791) (368,498)
Brookfield Renewable Corp., Class
A (3,986) (114,732)
Brown & Brown, Inc. (483) (34,346)
Brown-Forman Corp., Class B (13,931) (795,460)
Burlington Stores, Inc. (2,202) (428,245)
Cable One, Inc. (536) (298,332)
Cadence Bank (19,994) (591,622)
Calix, Inc. (1,303) (56,928)
Campbell Soup Co. (3,344) (144,561)
CarMax, Inc. (5,764) (442,329)
Carnival Corp. (19,886) (368,686)
Catalent, Inc. (10,226) (459,454)
INVESTMENTS SHARES VALUE ($)
United States - (119.1)% (continued)
CCC Intelligent Solutions Holdings,
Inc. (6,920) (78,819)
CDW Corp. (1,926) (437,818)
Celsius Holdings, Inc. (6,048) (329,737)
CenterPoint Energy, Inc. (14,507) (414,465)
Ceridian HCM Holding, Inc. (6,571) (441,046)
Certara, Inc. (7,159) (125,927)
Charles Schwab Corp. (The) (7,345) (505,336)
Chart Industries, Inc. (5,340) (728,002)
Charter Communications, Inc.,
Class A (1,239) (481,575)
Chemed Corp. (646) (377,749)
Cheniere Energy, Inc. (1,188) (202,803)
Chewy, Inc., Class A (7,318) (172,924)
Chipotle Mexican Grill, Inc., Class A (114) (260,713)
Choice Hotels International, Inc. (767) (86,901)
Chubb Ltd. (788) (178,088)
Church & Dwight Co., Inc. (4,107) (388,358)
Churchill Downs, Inc. (3,743) (505,043)
Ciena Corp. (6,698) (301,477)
Cincinnati Financial Corp. (4,078) (421,910)
Clarivate plc (19,394) (179,588)
Clearway Energy, Inc., Class C (6,423) (176,183)
Clorox Co. (The) (1,759) (250,816)
Cloudflare, Inc., Class A (6,195) (515,796)
CME Group, Inc. (3,177) (669,076)
CMS Energy Corp. (9,952) (577,913)
CNX Resources Corp. (10,299) (205,980)
Cognex Corp. (14,265) (595,421)
Coherent Corp. (10,299) (448,315)
Coinbase Global, Inc., Class A (3,965) (689,593)
Commerce Bancshares, Inc. (16,257) (868,286)
Conagra Brands, Inc. (9,157) (262,440)
Confluent, Inc., Class A (35,553) (831,940)
ConocoPhillips (4,353) (505,253)
Constellation Energy Corp. (973) (113,734)
Core & Main, Inc., Class A (3,505) (141,637)
Corning, Inc. (9,610) (292,625)
Corteva, Inc. (22,588) (1,082,417)
CoStar Group, Inc. (11,640) (1,017,220)
Costco Wholesale Corp. (961) (634,337)
Crane Co. (3,083) (364,226)
Credit Acceptance Corp. (807) (429,913)
Crocs, Inc. (1,719) (160,572)
Crown Holdings, Inc. (5,623) (517,822)
CSL Ltd. (2) (8,249) (1,608,135)
CSX Corp. (8,159) (282,873)
Cullen/Frost Bankers, Inc. (6,161) (668,407)
Darling Ingredients, Inc. (3,830) (190,887)
Datadog, Inc., Class A (3,943) (478,601)
DaVita, Inc. (1,724) (180,606)
Deere & Co. (1,725) (689,776)
Definitive Healthcare Corp., Class A (18,082) (179,735)
Delta Air Lines, Inc. (10,034) (403,668)
Dexcom, Inc. (5,046) (626,158)
Dollar General Corp. (4,388) (596,549)
Dollar Tree, Inc. (4,075) (578,854)
Dominion Energy, Inc. (14,983) (704,201)
DoorDash, Inc., Class A (2,037) (201,439)
DoubleVerify Holdings, Inc. (5,822) (214,133)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
United States - (119.1)% (continued)
DR Horton, Inc. (2,180) (331,316)
DraftKings, Inc., Class A (10,334) (364,274)
Driven Brands Holdings, Inc. (7,590) (108,233)
DT Midstream, Inc. (9,446) (517,641)
DTE Energy Co. (3,665) (404,103)
Duke Energy Corp. (8,151) (790,973)
Dun & Bradstreet Holdings, Inc. (17,793) (208,178)
DuPont de Nemours, Inc. (6,725) (517,354)
Dynatrace, Inc. (3,976) (217,447)
East West Bancorp, Inc. (2,529) (181,962)
Eaton Corp. plc (1,817) (437,570)
Ecolab, Inc. (2,110) (418,519)
Edison International (7,900) (564,771)
Edwards Lifesciences Corp. (1,772) (135,115)
Elanco Animal Health, Inc. (17,799) (265,205)
Elastic NV (478) (53,871)
Element Solutions, Inc. (7,641) (176,813)
Emerson Electric Co. (5,336) (519,353)
Enphase Energy, Inc. (1,278) (168,875)
Entegris, Inc. (3,231) (387,138)
Envestnet, Inc. (15,065) (746,019)
EQT Corp. (2,985) (115,400)
Equifax, Inc. (3,054) (755,224)
Equitrans Midstream Corp. (6,639) (67,585)
Essential Utilities, Inc. (7,324) (273,551)
Estee Lauder Cos., Inc. (The),
Class A (3,303) (483,064)
Etsy, Inc. (4,530) (367,157)
Eversource Energy (3,559) (219,661)
Exelon Corp. (14,230) (510,857)
ExlService Holdings, Inc. (5,146) (158,754)
Experian plc (2) (10,629) (433,614)
Exponent, Inc. (2,605) (229,344)
FactSet Research Systems, Inc. (1,210) (577,231)
Ferrovial SE (2) (20,841) (760,715)
Fifth Third Bancorp (8,705) (300,235)
First Citizens BancShares, Inc.,
Class A (231) (327,782)
First Financial Bankshares, Inc. (32,258) (977,417)
First Hawaiian, Inc. (18,727) (428,099)
First Solar, Inc. (1,029) (177,276)
FirstEnergy Corp. (17,502) (641,623)
Five Below, Inc. (3,539) (754,373)
Five9, Inc. (6,682) (525,807)
Floor & Decor Holdings, Inc., Class
A (7,267) (810,707)
FMC Corp. (10,921) (688,569)
Fortune Brands Innovations, Inc. (1,166) (88,779)
Fox Factory Holding Corp. (4,189) (282,674)
Freeport-McMoRan, Inc. (20,051) (853,571)
Freshpet, Inc. (9,520) (825,955)
Frontier Communications Parent,
Inc. (20,954) (530,974)
FTI Consulting, Inc. (1,373) (273,433)
Garmin Ltd. (2,237) (287,544)
GATX Corp. (2,541) (305,479)
Generac Holdings, Inc. (945) (122,132)
General Mills, Inc. (4,950) (322,443)
Ginkgo Bioworks Holdings, Inc.,
Class A (21,268) (35,943)
INVESTMENTS SHARES VALUE ($)
United States - (119.1)% (continued)
Gitlab, Inc., Class A (3,641) (229,237)
Glacier Bancorp, Inc. (24,897) (1,028,744)
Globant SA (502) (119,466)
Globe Life, Inc. (1,983) (241,371)
Goldman Sachs Group, Inc. (The) (1,260) (486,070)
Graphic Packaging Holding Co. (4,421) (108,978)
Grocery Outlet Holding Corp. (16,251) (438,127)
Guidewire Software, Inc. (1,281) (139,680)
GXO Logistics, Inc. (1,417) (86,664)
Hancock Whitney Corp. (2,180) (105,926)
Hanover Insurance Group, Inc.
(The) (1,580) (191,844)
Harley-Davidson, Inc. (10,686) (393,672)
Hasbro, Inc. (12,703) (648,615)
HashiCorp, Inc., Class A (13,169) (311,315)
Hayward Holdings, Inc. (7,528) (102,381)
HealthEquity, Inc. (5,944) (394,087)
HEICO Corp. (1,835) (328,226)
Helen of Troy Ltd. (1,843) (222,653)
Hershey Co. (The) (3,885) (724,319)
Hertz Global Holdings, Inc. (6,795) (70,600)
Hilton Worldwide Holdings, Inc. (2,999) (546,088)
Home BancShares, Inc. (24,177) (612,403)
Home Depot, Inc. (The) (891) (308,776)
Honeywell International, Inc. (1,248) (261,718)
Hormel Foods Corp. (15,227) (488,939)
Houlihan Lokey, Inc., Class A (1,596) (191,376)
Howard Hughes Holdings, Inc. (4,591) (392,760)
Hyatt Hotels Corp., Class A (3,820) (498,166)
ICU Medical, Inc. (788) (78,595)
IDACORP, Inc. (1,466) (144,137)
IDEX Corp. (2,189) (475,254)
IDEXX Laboratories, Inc. (586) (325,259)
Illinois Tool Works, Inc. (1,471) (385,314)
Illumina, Inc. (6,854) (954,351)
Inari Medical, Inc. (4,669) (303,111)
Ingersoll Rand, Inc. (2,871) (222,043)
Inspire Medical Systems, Inc. (1,969) (400,554)
Insulet Corp. (4,702) (1,020,240)
Intel Corp. (4,885) (245,471)
Intercontinental Exchange, Inc. (4,413) (566,762)
International Bancshares Corp. (1,045) (56,764)
International Flavors & Fragrances,
Inc. (7,044) (570,353)
Interpublic Group of Cos., Inc. (The) (6,542) (213,531)
Intuitive Surgical, Inc. (1,358) (458,135)
Ionis Pharmaceuticals, Inc. (9,037) (457,182)
Iridium Communications, Inc. (16,352) (673,048)
J M Smucker Co. (The) (2,245) (283,723)
Jack Henry & Associates, Inc. (3,288) (537,292)
James Hardie Industries plc,
CHESS (2) (30,060) (1,158,991)
JPMorgan Chase & Co. (4,891) (831,959)
Juniper Networks, Inc. (8,976) (264,612)
Karuna Therapeutics, Inc. (2,008) (635,552)
KBR, Inc. (4,367) (241,975)
Kellanova (5,759) (321,986)
Kemper Corp. (3,969) (193,171)
KeyCorp (30,673) (441,691)
Kinder Morgan, Inc. (35,475) (625,779)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
United States - (119.1)% (continued)
Kinsale Capital Group, Inc. (924) (309,457)
Kirby Corp. (566) (44,420)
Knife River Corp. (6,702) (443,538)
Kraft Heinz Co. (The) (13,901) (514,059)
Laboratory Corp. of America
Holdings (1,600) (363,664)
Lamb Weston Holdings, Inc. (6,855) (740,957)
Lancaster Colony Corp. (297) (49,418)
Lantheus Holdings, Inc. (1,719) (106,578)
Las Vegas Sands Corp. (3,597) (177,008)
Leggett & Platt, Inc. (11,714) (306,555)
Lennox International, Inc. (1,002) (448,415)
Liberty Broadband Corp., Class C (3,047) (245,558)
Light & Wonder, Inc. (3,910) (321,050)
Linde plc (1,200) (492,852)
Lithia Motors, Inc., Class A (253) (83,308)
Littelfuse, Inc. (605) (161,874)
LivaNova plc (1,896) (98,099)
Louisiana-Pacific Corp. (5,192) (367,749)
Lowe's Cos., Inc. (1,136) (252,817)
LPL Financial Holdings, Inc. (542) (123,370)
Lululemon Athletica, Inc. (548) (280,187)
Lumentum Holdings, Inc. (7,734) (405,416)
Lyft, Inc., Class A (24,089) (361,094)
Madison Square Garden Sports
Corp., Class A (3,791) (689,318)
Maravai LifeSciences Holdings,
Inc., Class A (21,488) (140,746)
MarketAxess Holdings, Inc. (1,351) (395,640)
Marsh & McLennan Cos., Inc. (3,691) (699,334)
Marvell Technology, Inc. (4,849) (292,443)
Masimo Corp. (2,435) (285,406)
MasTec, Inc. (3,499) (264,944)
Mastercard, Inc., Class A (2,677) (1,141,767)
Match Group, Inc. (5,815) (212,248)
McCormick & Co., Inc. (Non-Voting) (7,951) (544,007)
MDU Resources Group, Inc. (8,295) (164,241)
Merck & Co., Inc. (3,573) (389,528)
Mercury Systems, Inc. (14,864) (543,576)
Micron Technology, Inc. (10,130) (864,494)
Mister Car Wash, Inc. (24,394) (210,764)
MKS Instruments, Inc. (522) (53,698)
Moderna, Inc. (6,889) (685,111)
Mondelez International, Inc., Class
A (11,735) (849,966)
MongoDB, Inc., Class A (1,040) (425,204)
Monolithic Power Systems, Inc. (280) (176,618)
Moody's Corp. (1,412) (551,471)
Morgan Stanley (8,056) (751,222)
Morningstar, Inc. (127) (36,352)
Motorola Solutions, Inc. (2,732) (855,362)
MP Materials Corp. (52,353) (1,039,207)
MSA Safety, Inc. (1,592) (268,777)
MSCI, Inc., Class A (1,126) (636,922)
Nasdaq, Inc. (8,443) (490,876)
Natera, Inc. (4,809) (301,236)
nCino, Inc. (4,294) (144,407)
Neogen Corp. (21,550) (433,371)
Nestle SA (Registered) (2) (11,818) (1,369,941)
Netflix, Inc. (1,477) (719,122)
INVESTMENTS SHARES VALUE ($)
United States - (119.1)% (continued)
New Fortress Energy, Inc. (3,736) (140,959)
New Jersey Resources Corp. (5,740) (255,889)
New York Times Co. (The), Class A (2,615) (128,109)
Newell Brands, Inc. (60,202) (522,553)
Newmont Corp. (16,418) (679,541)
News Corp., Class A (9,207) (226,032)
NextEra Energy, Inc. (18,490) (1,123,083)
NIKE, Inc., Class B (5,221) (566,844)
NiSource, Inc. (4,464) (118,519)
Nordson Corp. (490) (129,438)
Norfolk Southern Corp. (2,085) (492,852)
Northrop Grumman Corp. (975) (456,437)
Norwegian Cruise Line Holdings
Ltd. (29,393) (589,036)
Novanta, Inc. (2,419) (407,384)
Novocure Ltd. (19,086) (284,954)
NRG Energy, Inc. (15,891) (821,565)
Occidental Petroleum Corp. (3,175) (189,579)
Okta, Inc., Class A (2,068) (187,216)
Old Dominion Freight Line, Inc. (706) (286,163)
Old National Bancorp (9,135) (154,290)
Ollie's Bargain Outlet Holdings, Inc. (1,151) (87,349)
Omnicom Group, Inc. (1,931) (167,051)
ONE Gas, Inc. (677) (43,138)
ONEOK, Inc. (3,567) (250,475)
Option Care Health, Inc. (10,419) (351,016)
Oracle Corp. (3,824) (403,164)
O'Reilly Automotive, Inc. (338) (321,127)
Ormat Technologies, Inc. (5,765) (436,929)
Otis Worldwide Corp. (4,071) (364,232)
Palantir Technologies, Inc., Class A (10,141) (174,121)
Paramount Global, Class B (27,009) (399,463)
Parker-Hannifin Corp. (770) (354,739)
Paycom Software, Inc. (889) (183,774)
Paycor HCM, Inc. (15,952) (344,404)
Paylocity Holding Corp. (1,864) (307,280)
Peloton Interactive, Inc., Class A (30,452) (185,453)
Penumbra, Inc. (2,069) (520,436)
Permian Resources Corp., Class A (25,466) (346,338)
Perrigo Co. plc (10,960) (352,693)
Pfizer, Inc. (6,542) (188,344)
Philip Morris International, Inc. (5,090) (478,867)
Pinnacle Financial Partners, Inc. (2,489) (217,091)
Planet Fitness, Inc., Class A (3,481) (254,113)
Plug Power, Inc. (45,474) (204,633)
PNC Financial Services Group, Inc.
(The) (2,742) (424,599)
Pool Corp. (1,552) (618,798)
PPL Corp. (9,555) (258,941)
Principal Financial Group, Inc. (3,301) (259,690)
Procore Technologies, Inc. (4,713) (326,234)
Progressive Corp. (The) (1,105) (176,004)
Progyny, Inc. (1,879) (69,861)
Prosperity Bancshares, Inc. (7,113) (481,763)
PTC, Inc. (2,032) (355,519)
Public Service Enterprise Group,
Inc. (4,551) (278,294)
Quanta Services, Inc. (3,424) (738,899)
QuantumScape Corp. (8,883) (61,737)
Quest Diagnostics, Inc. (5,329) (734,763)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
United States - (119.1)% (continued)
R1 RCM, Inc. (22,299) (235,700)
Range Resources Corp. (12,431) (378,400)
RBC Bearings, Inc. (1,371) (390,584)
Regions Financial Corp. (7,852) (152,172)
RenaissanceRe Holdings Ltd. (709) (138,964)
Repligen Corp. (4,308) (774,578)
ResMed, Inc. (2,454) (422,137)
Revvity, Inc. (4,397) (480,636)
RH (1,363) (397,287)
Rivian Automotive, Inc., Class A (18,483) (433,611)
RLI Corp. (2,682) (357,028)
Robinhood Markets, Inc., Class A (35,659) (454,296)
ROBLOX Corp., Class A (10,768) (492,313)
Rockwell Automation, Inc. (1,947) (604,505)
Roivant Sciences Ltd. (23,900) (268,397)
Roku, Inc., Class A (6,198) (568,109)
Rollins, Inc. (8,674) (378,794)
Royal Gold, Inc. (4,744) (573,834)
Royalty Pharma plc, Class A (7,862) (220,844)
Ryan Specialty Holdings, Inc.,
Class A (1,691) (72,747)
S&P Global, Inc. (653) (287,660)
Saia, Inc. (422) (184,929)
Schlumberger NV (11,030) (574,001)
Schneider Electric SE (2) (4,441) (894,001)
Scotts Miracle-Gro Co. (The) (7,074) (450,968)
Sealed Air Corp. (12,900) (471,108)
Selective Insurance Group, Inc. (342) (34,022)
Sempra (4,282) (319,994)
SentinelOne, Inc., Class A (27,068) (742,746)
Service Corp. International (10,890) (745,421)
Sherwin-Williams Co. (The) (1,374) (428,551)
Shift4 Payments, Inc., Class A (1,227) (91,215)
Shockwave Medical, Inc. (2,993) (570,346)
Silicon Laboratories, Inc. (2,152) (284,645)
SiteOne Landscape Supply, Inc. (1,145) (186,063)
SLM Corp. (23,409) (447,580)
Smartsheet, Inc., Class A (3,124) (149,390)
Snap, Inc., Class A (63,311) (1,071,855)
Snowflake, Inc., Class A (1,801) (358,399)
SoFi Technologies, Inc. (106,686) (1,061,526)
SolarEdge Technologies, Inc. (1,794) (167,918)
Sonoco Products Co. (5,791) (323,543)
Sotera Health Co. (28,102) (473,519)
Southern Co. (The) (8,957) (628,065)
SouthState Corp. (6,145) (518,945)
Southwest Airlines Co. (24,695) (713,192)
Southwest Gas Holdings, Inc. (13,008) (824,057)
Spire, Inc. (5,671) (353,530)
Stanley Black & Decker, Inc. (3,281) (321,866)
Starbucks Corp. (2,939) (282,173)
Stericycle, Inc. (2,584) (128,063)
Stryker Corp. (1,153) (345,277)
Sysco Corp. (3,389) (247,838)
Take-Two Interactive Software, Inc. (6,840) (1,100,898)
Tandem Diabetes Care, Inc. (27,087) (801,233)
Teledyne Technologies, Inc. (764) (340,966)
Tempur Sealy International, Inc. (19,671) (1,002,631)
Tesla, Inc. (3,813) (947,454)
Texas Capital Bancshares, Inc. (4,484) (289,801)
INVESTMENTS SHARES VALUE ($)
United States - (119.1)% (continued)
Texas Instruments, Inc. (3,303) (563,029)
TJX Cos., Inc. (The) (1,696) (159,102)
T-Mobile US, Inc. (6,643) (1,065,072)
Toast, Inc., Class A (24,533) (447,973)
TopBuild Corp. (753) (281,818)
Topgolf Callaway Brands Corp. (42,885) (614,971)
Toro Co. (The) (2,675) (256,773)
TPG, Inc. (6,374) (275,166)
Tractor Supply Co. (2,282) (490,698)
Trade Desk, Inc. (The), Class A (3,032) (218,183)
Trane Technologies plc (2,303) (561,702)
TransDigm Group, Inc. (327) (330,793)
Trex Co., Inc. (13,387) (1,108,310)
Trimble, Inc. (9,083) (483,216)
Twilio, Inc., Class A (3,327) (252,419)
Tyler Technologies, Inc. (469) (196,098)
Uber Technologies, Inc. (9,594) (590,703)
Ubiquiti, Inc. (699) (97,552)
UGI Corp. (23,152) (569,539)
Ultragenyx Pharmaceutical, Inc. (4,798) (229,440)
UMB Financial Corp. (2,886) (241,125)
Under Armour, Inc., Class A (44,283) (389,248)
Union Pacific Corp. (2,885) (708,614)
United Bankshares, Inc. (8,461) (317,711)
United Parcel Service, Inc., Class B (5,143) (808,634)
UnitedHealth Group, Inc. (1,244) (654,929)
Unity Software, Inc. (16,621) (679,633)
US Bancorp (9,921) (429,381)
Valaris Ltd. (2,134) (146,328)
Valmont Industries, Inc. (651) (152,015)
Valvoline, Inc. (17,930) (673,809)
VF Corp. (33,831) (636,023)
Virtu Financial, Inc., Class A (10,291) (208,496)
Visa, Inc., Class A (2,557) (665,715)
Visteon Corp. (2,285) (285,397)
W R Berkley Corp. (2,724) (192,641)
Walt Disney Co. (The) (7,858) (709,499)
Waste Connections, Inc. (4,147) (619,023)
Waste Management, Inc. (2,995) (536,405)
Waters Corp. (1,344) (442,485)
Watsco, Inc. (1,073) (459,748)
Wayfair, Inc., Class A (5,110) (315,287)
Weatherford International plc (1,199) (117,298)
Webster Financial Corp. (4,879) (247,658)
WEC Energy Group, Inc. (7,045) (592,978)
Wells Fargo & Co. (5,902) (290,496)
Wendy's Co. (The) (11,300) (220,124)
West Pharmaceutical Services, Inc. (516) (181,694)
Western Digital Corp. (3,027) (158,524)
Westinghouse Air Brake
Technologies Corp. (1,203) (152,661)
WEX, Inc. (841) (163,617)
Whirlpool Corp. (4,918) (598,865)
White Mountains Insurance Group
Ltd. (213) (320,567)
Williams Cos., Inc. (The) (16,965) (590,891)
Willis Towers Watson plc (1,936) (466,963)
WillScot Mobile Mini Holdings Corp. (6,213) (276,479)
Wingstop, Inc. (790) (202,698)
Wolfspeed, Inc. (19,878) (864,892)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
United States - (119.1)% (continued)
WW Grainger, Inc. (290) (240,320)
Wynn Resorts Ltd. (3,457) (314,967)
XPO, Inc. (7,172) (628,195)
Xylem, Inc. (9,715) (1,111,007)
YETI Holdings, Inc. (4,277) (221,463)
Yum! Brands, Inc. (1,656) (216,373)
Zebra Technologies Corp., Class A (2,561) (699,998)
Zillow Group, Inc., Class C (4,600) (266,156)
Zoetis, Inc., Class A (2,682) (529,346)
ZoomInfo Technologies, Inc., Class
A (16,173) (299,039)
Zscaler, Inc. (1,942) (430,270)
(202,606,142)
—
Zambia - (0.1)%
First Quantum Minerals Ltd. (24,245) (198,527)
TOTAL COMMON STOCKS
(Proceeds $(385,260,615)) (372,372,027)
PREFERRED STOCKS - (1.0)%
Germany - (1.0)%
Dr Ing hc F Porsche AG
(Preference) (2)(b) (3,954) (348,257)
Sartorius AG (Preference) (2) (2,783) (1,021,975)
Volkswagen AG (Preference) (2) (3,164) (389,983)
TOTAL PREFERRED STOCKS
(Proceeds $(1,941,310)) (1,760,215)
NO. OF
WARRANTS
WARRANTS - (0.0)% †
Canada - (0.0)% †
Cenovus Energy, Inc.,
expiring 1/1/2026
(Proceeds $–) (674) (7,879)
TOTAL SHORT POSITIONS
(Proceeds $(387,201,925)) (374,140,121)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 63.5%
(Net Proceeds $(915,470)) 108,013,100
OTHER ASSETS IN EXCESS OF
LIABILITIES - 36.5% ‡ 62,133,576
NET ASSETS - 100.0% 170,146,676
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (4,413,689) (2.6) %
Consumer Discretionary 3,733,072 2.2
Consumer Staples (2,824,070) (1.6)
Energy 7,018,107 4.1
Financials 9,353,864 5.5
Health Care (13,008,232) (7.6)
Industrials 17,656,720 10.4
Information Technology 8,345,471 4.9
Materials 1,177,515 0.7
Real Estate (3,836,423) (2.3)
Utilities (12,250,052) (7.2)
Investment Companies 69,563,888 40.8
U.S. Treasury Obligations 27,496,929 16.2
Total Investments In Securities
At Value 108,013,100 63.5
Other Assets in Excess of
Liabilities ‡ 62,133,576 36.5
Net Assets
$ 170,146,676 100.0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2023 amounted to $371,328,005, which is inclusive of rehypothecated amounts disclosed below. In addition, $37,478,484 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2023 amounted to $(3,434,041), which represents
(2.02)% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2023 amounted to $78,815,710.
(d) Represents 7-day effective yield as of December 31, 2023.

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2023 amounted to $(5,077), which represents (0.00)% of net assets of the Fund.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Forward effective interest rate swap contracts outstanding as of December 31, 2023:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 4.50% Semi 3/18/2026 CAD 3,800,000 $ 26,330 $ 22,200 $ 48,530
Pay 1D CORRA Semi 4.00% Semi 6/17/2026 CAD 1,500,000 3,474 10,465 13,939
Pay 1D CORRA Semi 3.50% Semi 6/17/2026 CAD 6,800,000 8,905 6,316 15,221
Pay 1D CORRA Semi 4.00% Semi 3/20/2034 CAD 4,300,000 (21,533) 289,771 268,238
Pay 1D SARON Annual 1.50% Annual 3/20/2026 CHF 48,600,000 (230,776) 736,596 505,820
Pay 1D SOFR Annual 4.00% Annual 6/19/2026 USD 12,200,000 18,633 82,021 100,654
Pay 1D SOFR Annual 3.75% Annual 6/19/2034 USD 1,100,000 30,696 2,498 33,194
Pay 1D SONIA Annual 4.25% Annual 3/20/2034 GBP 5,200,000 20,944 533,649 554,593
Pay 1D SONIA Annual 3.75% Annual 6/19/2034 GBP 6,800,000 386,326 9,533 395,859
Pay 1D SONIA Annual 4.25% Annual 6/19/2034 GBP 1,700,000 110,975 77,337 188,312
Pay 1D TONAR Annual 0.50% Annual 3/23/2026 JPY 7,024,000,000 91,592 167,760 259,352
Pay 1D TONAR Annual 1.00% Annual 6/19/2034 JPY 699,300,000 492 36,946 37,438
Pay 3M BBR Qtrly 4.50% Qtrly 3/12/2026 AUD 1,500,000 (3,497) 17,140 13,643
Pay 3M BBR Qtrly 4.50% Qtrly 6/11/2026 AUD 58,100,000 236,455 351,153 587,608
Pay 6M BBR Semi 4.50% Semi 3/09/2034 AUD 7,600,000 23,467 111,382 134,849
Pay 6M BBR Semi 5.00% Semi 3/09/2034 AUD 300,000 13,673 44 13,717
Pay 6M BBR Semi 4.50% Semi 6/08/2034 AUD 1,600,000 (2,077) 29,893 27,816
Pay 6M BBR Semi 5.00% Semi 6/08/2034 AUD 6,000,000 109,188 161,054 270,242
Pay 6M EURIBOR Semi 3.00% Annual 3/20/2034 EUR 5,100,000 (133,968) 402,440 268,472
Pay 6M EURIBOR Semi 3.00% Annual 6/19/2034 EUR 12,600,000 218,254 478,445 696,699
Receive 1D SOFR Annual 3.50% Annual 3/20/2026 USD 37,800,000 622,569 (396,300) 226,269
1,530,122 3,130,343 4,660,465
Pay 1D SOFR Annual 3.25% Annual 3/20/2034 USD 9,500,000 (851,046) 707,725 (143,321)
Pay 6M BBR Semi 4.00% Semi 6/08/2034 AUD 300,000 (3,185) 104 (3,081)
Receive 1D CORRA Semi 3.50% Semi 3/20/2034 CAD 400,000 6,966 (19,164) (12,198)
Receive 1D CORRA Semi 3.50% Semi 6/19/2034 CAD 1,200,000 (25,049) (14,759) (39,808)
Receive 1D CORRA Semi 3.00% Semi 6/19/2034 CAD 900,000 (625) (742) (1,367)
Receive 1D SONIA Annual 5.25% Annual 3/20/2026 GBP 22,400,000 (290,779) (492,884) (783,663)
Receive 1D SONIA Annual 4.25% Annual 6/19/2026 GBP 32,100,000 (479,743) (82,842) (562,585)
Receive 1D SONIA Annual 5.00% Annual 6/19/2026 GBP 7,600,000 (253,791) (13,784) (267,575)
Receive 1D TONAR Annual 0.50% Annual 6/19/2026 JPY 3,207,700,000 (65,372) (28,973) (94,345)
Receive 1D TONAR Annual 1.00% Annual 3/21/2034 JPY 1,082,100,000 2,247 (87,879) (85,632)
Receive 3M BBR Qtrly 4.00% Qtrly 3/12/2026 AUD 33,600,000 48,462 (135,291) (86,829)
Receive 3M BBR Qtrly 5.00% Semi 6/10/2026 NZD 7,000,000 (13,139) (50,188) (63,327)
Receive 3M BBR Qtrly 4.00% Qtrly 6/11/2026 AUD 29,500,000 8,981 (118,760) (109,779)
Receive 3M STIBOR Qtrly 4.00% Annual 3/18/2026 SEK 291,000,000 (131,967) (595,215) (727,182)
Receive 3M STIBOR Qtrly 3.50% Annual 3/18/2026 SEK 217,300,000 91,111 (429,391) (338,280)
Receive 3M STIBOR Qtrly 3.00% Annual 6/17/2026 SEK 143,800,000 (12,389) (142,469) (154,858)
Receive 6M EURIBOR Semi 3.25% Annual 3/20/2026 EUR 23,700,000 54,546 (397,018) (342,472)
Receive 6M EURIBOR Semi 3.25% Annual 6/19/2026 EUR 84,600,000 (785,031) (834,858) (1,619,889)
Receive 6M NIBOR Semi 5.00% Annual 3/18/2026 NOK 5,000,000 (2,911) (8,384) (11,295)
Receive 6M NIBOR Semi 4.50% Annual 3/18/2026 NOK 201,000,000 67,626 (336,339) (268,713)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 4.00% Annual 6/17/2026 NOK 18,500,000 $ (3,402) $ (12,230) $ (15,632)
(2,638,490) (3,093,341) (5,731,831)
$ (1,108,368) $ 37,002 $ (1,071,366)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2023 were as follows:
1 Day Canadian Overnight Repo Rate Average (”CORRA”): 5.06%
1 Day Secured Overnight Financing Rate (''SOFR''): 5.38%
1 Day Sterling Overnight Index Average (''SONIA''): 5.19%
1 Day Swiss Average Rate Overnight (“SARON”): 1.70%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.04%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 4.36%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 4.05%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 4.45%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 3.86%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 4.84%
Total return swap contracts outstanding as of December 31, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 01/19/2024 EUR (9,783,848) $ 42,797
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 02/14/2024 BRL 31,639,070 314,624
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/14/2024 KRW 1,450,800,000 80,192
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 03/14/2024 KRW 1,541,475,000 65,831
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/17/2024 TWD 203,718,000 59,992
Total unrealized appreciation 563,436
DTOP Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 03/20/2024 ZAR (1,725,360) (2,234)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/30/2024 HKD (9,563,400) $ (35,166)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/15/2024 CHF 13,740,440 (26,857)
Total unrealized depreciation (64,257)
Net unrealized appreciation $ 499,179
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 208 1/2024 USD $ 16,024,320 $ 102,525
Hang Seng Index 1 1/2024 HKD 109,701 2,748
IBEX 35 Index 138 1/2024 EUR 15,365,831 (109,604)
LME Aluminum Base Metal 1 1/2024 USD 58,961 2,686
LME Aluminum Base Metal 1 1/2024 USD 58,931 3,531
LME Aluminum Base Metal 1 1/2024 USD 58,794 3,991
LME Aluminum Base Metal 1 1/2024 USD 58,695 2,823
LME Aluminum Base Metal 2 1/2024 USD 117,332 4,013
LME Copper Base Metal 1 1/2024 USD 212,536 12,214
LME Copper Base Metal 1 1/2024 USD 212,428 14,476
LME Copper Base Metal 1 1/2024 USD 212,169 12,499
LME Copper Base Metal 1 1/2024 USD 212,213 14,015
LME Copper Base Metal 1 1/2024 USD 211,598 10,987
LME Copper Base Metal 2 1/2024 USD 424,500 23,195
LME Copper Base Metal 3 1/2024 USD 634,925 36,876
LME Copper Base Metal 3 1/2024 USD 635,056 41,948
LME Copper Base Metal 3 1/2024 USD 636,863 38,980
LME Copper Base Metal 4 1/2024 USD 847,516 37,080
LME Nickel Base Metal 1 1/2024 USD 98,626 (13,222)
LME Nickel Base Metal 1 1/2024 USD 98,481 (13,811)
LME Nickel Base Metal 1 1/2024 USD 98,404 (14,363)
LME Nickel Base Metal 1 1/2024 USD 98,250 (14,613)
LME Zinc Base Metal 1 1/2024 USD 66,000 4,315
LME Zinc Base Metal 1 1/2024 USD 66,218 4,177
LME Zinc Base Metal 1 1/2024 USD 66,144 4,666
LME Zinc Base Metal 2 1/2024 USD 132,313 9,307
LME Zinc Base Metal 2 1/2024 USD 132,263 11,242
LME Zinc Base Metal 3 1/2024 USD 197,756 8,537
LME Zinc Base Metal 3 1/2024 USD 198,370 17,461
RBOB Gasoline 26 1/2024 USD 2,300,080 1,914
SGX FTSE China A50 Index 130 1/2024 USD 1,494,350 36,693
SGX FTSE Taiwan Index 60 1/2024 USD 3,721,200 52,668
100 oz Gold 5 2/2024 USD 1,035,900 18,183
LME Aluminum Base Metal 1 2/2024 USD 59,200 3,347
LME Aluminum Base Metal 1 2/2024 USD 59,094 2,267
LME Aluminum Base Metal 1 2/2024 USD 59,078 2,539
LME Aluminum Base Metal 1 2/2024 USD 59,110 3,206
LME Aluminum Base Metal 2 2/2024 USD 118,375 7,257

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 2 2/2024 USD $ 118,632 $ 8,501
LME Aluminum Base Metal 2 2/2024 USD 118,344 7,638
LME Aluminum Base Metal 2 2/2024 USD 117,969 5,717
LME Aluminum Base Metal 3 2/2024 USD 177,893 12,884
LME Aluminum Base Metal 3 2/2024 USD 177,668 10,446
LME Aluminum Base Metal 4 2/2024 USD 237,116 15,004
LME Aluminum Base Metal 6 2/2024 USD 355,275 23,513
LME Copper Base Metal 1 2/2024 USD 212,963 6,791
LME Copper Base Metal 1 2/2024 USD 213,213 2,071
LME Copper Base Metal 1 2/2024 USD 212,988 8,415
LME Copper Base Metal 1 2/2024 USD 213,100 8,063
LME Copper Base Metal 1 2/2024 USD 212,760 9,637
LME Copper Base Metal 1 2/2024 USD 213,238 3,522
LME Copper Base Metal 1 2/2024 USD 213,392 3,890
LME Copper Base Metal 1 2/2024 USD 213,006 10,879
LME Copper Base Metal 3 2/2024 USD 640,254 7,530
LME Copper Base Metal 4 2/2024 USD 852,800 25,458
LME Nickel Base Metal 1 2/2024 USD 99,069 (5,634)
LME Nickel Base Metal 1 2/2024 USD 99,078 (4,245)
LME Nickel Base Metal 1 2/2024 USD 99,134 (1,057)
LME Nickel Base Metal 1 2/2024 USD 98,985 (9,268)
LME Nickel Base Metal 1 2/2024 USD 99,225 (378)
LME Nickel Base Metal 1 2/2024 USD 99,060 (5,643)
LME Nickel Base Metal 1 2/2024 USD 99,003 (8,433)
LME Nickel Base Metal 1 2/2024 USD 98,967 (8,244)
LME Nickel Base Metal 1 2/2024 USD 98,878 (9,635)
LME Nickel Base Metal 2 2/2024 USD 198,102 (7,104)
LME Zinc Base Metal 1 2/2024 USD 66,461 227
LME Zinc Base Metal 1 2/2024 USD 66,456 2,643
LME Zinc Base Metal 1 2/2024 USD 66,469 4,466
LME Zinc Base Metal 1 2/2024 USD 66,264 3,161
LME Zinc Base Metal 1 2/2024 USD 66,376 1,738
LME Zinc Base Metal 1 2/2024 USD 66,469 2,578
LME Zinc Base Metal 1 2/2024 USD 66,469 3,440
LME Zinc Base Metal 1 2/2024 USD 66,341 2,633
LME Zinc Base Metal 1 2/2024 USD 66,356 978
LME Zinc Base Metal 2 2/2024 USD 132,497 11,791
LME Zinc Base Metal 2 2/2024 USD 132,975 6,469
LME Zinc Base Metal 2 2/2024 USD 132,956 7,950
LME Zinc Base Metal 3 2/2024 USD 199,396 8,549
LME Zinc Base Metal 3 2/2024 USD 199,449 7,365
Low Sulphur Gasoil 71 2/2024 USD 5,269,975 (41,505)
Sugar No. 11 2 2/2024 USD 46,099 (15,373)
Australia 10 Year Bond 559 3/2024 AUD 44,458,672 1,205,596
Cocoa 4 3/2024 GBP 178,757 1,006
Cocoa 8 3/2024 USD 335,680 18,983
Corn 68 3/2024 USD 1,602,250 (48,899)
DJIA CBOT E-Mini Index 7 3/2024 USD 1,330,420 39,062
Euro-Bobl 17 3/2024 EUR 2,238,358 16,896
Euro-BTP 10 3/2024 EUR 1,316,350 29,906
Euro-Buxl 4 3/2024 EUR 623,069 28,483
Euro-OAT 11 3/2024 EUR 1,595,892 (3,204)
Euro-Schatz 5 3/2024 EUR 588,074 1,088
FTSE 100 Index 31 3/2024 GBP 3,064,915 49,022
FTSE/MIB Index 144 3/2024 EUR 24,259,434 (92,524)
Japan 10 Year Bond 17 3/2024 JPY 17,664,326 80,266

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
KOSPI 200 Index 46 3/2024 KRW $ 3,238,644 $ 214,108
LME Aluminum Base Metal 1 3/2024 USD 59,406 5,332
LME Aluminum Base Metal 1 3/2024 USD 59,334 4,518
LME Aluminum Base Metal 1 3/2024 USD 59,424 5,494
LME Aluminum Base Metal 1 3/2024 USD 59,517 6,088
LME Aluminum Base Metal 1 3/2024 USD 59,442 5,589
LME Aluminum Base Metal 1 3/2024 USD 59,460 5,557
LME Aluminum Base Metal 2 3/2024 USD 119,200 1,070
LME Aluminum Base Metal 2 3/2024 USD 119,063 7,457
LME Aluminum Base Metal 2 3/2024 USD 119,071 12,590
LME Aluminum Base Metal 2 3/2024 USD 119,075 6,061
LME Aluminum Base Metal 3 3/2024 USD 178,606 15,722
LME Aluminum Base Metal 3 3/2024 USD 178,163 14,127
LME Aluminum Base Metal 6 3/2024 USD 357,215 20,835
LME Aluminum Base Metal 16 3/2024 USD 952,400 58,185
LME Copper Base Metal 1 3/2024 USD 213,829 (140)
LME Copper Base Metal 1 3/2024 USD 213,761 4,638
LME Copper Base Metal 1 3/2024 USD 213,663 4,098
LME Copper Base Metal 2 3/2024 USD 427,696 (2,059)
LME Copper Base Metal 2 3/2024 USD 427,365 11,701
LME Copper Base Metal 2 3/2024 USD 427,561 9,547
LME Copper Base Metal 2 3/2024 USD 427,925 (2,605)
LME Copper Base Metal 2 3/2024 USD 427,404 5,518
LME Copper Base Metal 3 3/2024 USD 640,725 3,863
LME Copper Base Metal 3 3/2024 USD 641,400 18,093
LME Copper Base Metal 3 3/2024 USD 641,475 1,142
LME Copper Base Metal 4 3/2024 USD 854,475 17,807
LME Copper Base Metal 7 3/2024 USD 1,496,702 937
LME Copper Base Metal 7 3/2024 USD 1,497,825 (12,705)
LME Copper Base Metal 21 3/2024 USD 4,491,638 60,769
LME Nickel Base Metal 1 3/2024 USD 99,540 (2,073)
LME Nickel Base Metal 1 3/2024 USD 99,558 1,332
LME Nickel Base Metal 1 3/2024 USD 99,242 (1,501)
LME Nickel Base Metal 1 3/2024 USD 99,448 1,040
LME Zinc Base Metal 1 3/2024 USD 66,506 6,003
LME Zinc Base Metal 1 3/2024 USD 66,494 1,486
LME Zinc Base Metal 1 3/2024 USD 66,450 (23)
LME Zinc Base Metal 1 3/2024 USD 66,499 4,596
LME Zinc Base Metal 1 3/2024 USD 66,476 4,323
LME Zinc Base Metal 1 3/2024 USD 66,549 3,921
LME Zinc Base Metal 1 3/2024 USD 66,549 5,471
LME Zinc Base Metal 2 3/2024 USD 133,042 11,386
LME Zinc Base Metal 2 3/2024 USD 133,038 5,121
LME Zinc Base Metal 2 3/2024 USD 133,027 10,521
LME Zinc Base Metal 2 3/2024 USD 133,155 6,291
LME Zinc Base Metal 3 3/2024 USD 199,581 18,305
LME Zinc Base Metal 14 3/2024 USD 931,000 9,676
LME Zinc Base Metal 25 3/2024 USD 1,664,688 48,100
MEX BOLSA Index 5 3/2024 MXN 172,334 7,460
MSCI EAFE E-Mini Index 11 3/2024 USD 1,238,820 40,285
MSCI Emerging Markets E-Mini Index 45 3/2024 USD 2,325,825 96,086
NASDAQ 100 E-Mini Index 4 3/2024 USD 1,361,880 62,037
Nikkei 225 Index 6 3/2024 JPY 1,423,404 18,079
Russell 2000 E-Mini Index 7 3/2024 USD 716,695 42,060
S&P Midcap 400 E-Mini Index 4 3/2024 USD 1,123,800 36,029
Silver 4 3/2024 USD 481,720 (5,726)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Soybean 119 3/2024 USD $ 7,723,100 $ (190,028)
TOPIX Index 155 3/2024 JPY 26,009,221 120,612
U.S. Treasury 10 Year Note 32 3/2024 USD 3,607,500 5,164
Wheat 13 3/2024 USD 408,200 3,236
3 Month Euro Euribor 2 6/2024 EUR 534,864 192
90-Day Australian Bank Bill 8 6/2024 AUD 5,397,170 559
90-Day New Zealand Bill 5 6/2024 NZD 3,120,736 2,344
3 Month Euro Euribor 9 9/2024 EUR 2,418,561 6,367
3 Month SARON 7 9/2024 CHF 2,053,579 3,053
3 Month SONIA 2 9/2024 GBP 608,550 (90)
90-Day Australian Bank Bill 6 9/2024 AUD 4,049,459 667
90-Day New Zealand Bill 1 9/2024 NZD 624,756 10
3 Month Euro Euribor 12 12/2024 EUR 3,235,843 7,571
3 Month SARON 5 12/2024 CHF 1,469,220 2,779
90-Day New Zealand Bill 1 12/2024 NZD 625,228 126
3 Month Euro Euribor 6 3/2025 EUR 1,621,647 2,774
3 Month SARON 5 3/2025 CHF 1,471,152 1,076
3 Month SONIA 1 3/2025 GBP 307,143 69
3 Month Euro Euribor 8 6/2025 EUR 2,165,288 5,726
3 Month SARON 4 6/2025 CHF 1,177,932 (237)
3 Month Euro Euribor 8 9/2025 EUR 2,166,171 7,634
3 Month Euro Euribor 9 12/2025 EUR 2,436,818 8,789
3 Month SONIA 1 12/2025 GBP 308,895 (60)
3 Month SONIA 1 3/2026 GBP 309,071 (81)
Total of long contracts 2,751,736
Short Contracts
CAC 40 10 Euro Index (112) 1/2024 EUR (9,341,183) 50,536
FTSE Bursa Malaysia KLCI Index (26) 1/2024 MYR (410,794) 1,991
HSCEI (52) 1/2024 HKD (1,929,897) (55,810)
IFSC NIFTY 50 Index (24) 1/2024 USD (1,048,728) (10,580)
LME Aluminum Base Metal (1) 1/2024 USD (58,695) (2,773)
LME Aluminum Base Metal (1) 1/2024 USD (58,931) (3,484)
LME Aluminum Base Metal (1) 1/2024 USD (58,961) (2,635)
LME Aluminum Base Metal (1) 1/2024 USD (58,794) (4,076)
LME Aluminum Base Metal (2) 1/2024 USD (117,332) (3,338)
LME Copper Base Metal (1) 1/2024 USD (211,598) (12,326)
LME Copper Base Metal (1) 1/2024 USD (212,169) (12,596)
LME Copper Base Metal (1) 1/2024 USD (212,213) (14,165)
LME Copper Base Metal (1) 1/2024 USD (212,536) (11,951)
LME Copper Base Metal (1) 1/2024 USD (212,428) (15,005)
LME Copper Base Metal (2) 1/2024 USD (424,500) (23,324)
LME Copper Base Metal (3) 1/2024 USD (635,056) (42,056)
LME Copper Base Metal (3) 1/2024 USD (636,863) (39,192)
LME Copper Base Metal (3) 1/2024 USD (634,925) (37,216)
LME Copper Base Metal (4) 1/2024 USD (847,516) (37,506)
LME Nickel Base Metal (1) 1/2024 USD (98,481) 13,416
LME Nickel Base Metal (1) 1/2024 USD (98,404) 14,391
LME Nickel Base Metal (1) 1/2024 USD (98,626) 13,103
LME Nickel Base Metal (1) 1/2024 USD (98,250) 13,887
LME Zinc Base Metal (1) 1/2024 USD (66,000) (4,492)
LME Zinc Base Metal (1) 1/2024 USD (66,218) (4,369)
LME Zinc Base Metal (1) 1/2024 USD (66,144) (4,343)
LME Zinc Base Metal (2) 1/2024 USD (132,263) (10,793)
LME Zinc Base Metal (2) 1/2024 USD (132,313) (9,130)
LME Zinc Base Metal (3) 1/2024 USD (197,756) (9,535)
LME Zinc Base Metal (3) 1/2024 USD (198,370) (17,251)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
MSCI Singapore Index (166) 1/2024 SGD $ (3,618,731) $ (130,306)
Natural Gas (122) 1/2024 USD (3,067,080) (283,538)
NY Harbor ULSD (44) 1/2024 USD (4,673,407) 60,434
OMXS30 Index (648) 1/2024 SEK (15,427,348) (334,646)
WTI Crude Oil (277) 1/2024 USD (19,847,050) (41,381)
Lean Hogs (8) 2/2024 USD (217,520) 111
Live Cattle (1) 2/2024 USD (67,400) 3,097
LME Aluminum Base Metal (1) 2/2024 USD (59,078) (2,521)
LME Aluminum Base Metal (1) 2/2024 USD (59,094) (2,408)
LME Aluminum Base Metal (1) 2/2024 USD (59,110) (3,036)
LME Aluminum Base Metal (1) 2/2024 USD (59,200) (3,453)
LME Aluminum Base Metal (2) 2/2024 USD (117,969) (5,775)
LME Aluminum Base Metal (2) 2/2024 USD (118,375) (7,025)
LME Aluminum Base Metal (2) 2/2024 USD (118,632) (8,560)
LME Aluminum Base Metal (2) 2/2024 USD (118,344) (7,267)
LME Aluminum Base Metal (3) 2/2024 USD (177,893) (12,320)
LME Aluminum Base Metal (3) 2/2024 USD (177,668) (10,169)
LME Aluminum Base Metal (4) 2/2024 USD (237,116) (15,112)
LME Aluminum Base Metal (6) 2/2024 USD (355,275) (23,734)
LME Copper Base Metal (1) 2/2024 USD (213,238) (3,103)
LME Copper Base Metal (1) 2/2024 USD (212,760) (10,256)
LME Copper Base Metal (1) 2/2024 USD (213,100) (8,740)
LME Copper Base Metal (1) 2/2024 USD (212,963) (7,108)
LME Copper Base Metal (1) 2/2024 USD (213,006) (11,214)
LME Copper Base Metal (1) 2/2024 USD (213,392) (3,353)
LME Copper Base Metal (1) 2/2024 USD (212,988) (7,403)
LME Copper Base Metal (1) 2/2024 USD (213,213) (1,790)
LME Copper Base Metal (3) 2/2024 USD (640,254) (8,974)
LME Copper Base Metal (4) 2/2024 USD (852,800) (26,154)
LME Nickel Base Metal (1) 2/2024 USD (99,134) 517
LME Nickel Base Metal (1) 2/2024 USD (98,985) 8,742
LME Nickel Base Metal (1) 2/2024 USD (99,225) 326
LME Nickel Base Metal (1) 2/2024 USD (99,078) 4,221
LME Nickel Base Metal (1) 2/2024 USD (99,060) 5,311
LME Nickel Base Metal (1) 2/2024 USD (99,069) 5,527
LME Nickel Base Metal (1) 2/2024 USD (99,003) 8,022
LME Nickel Base Metal (1) 2/2024 USD (98,967) 8,742
LME Nickel Base Metal (1) 2/2024 USD (98,878) 8,909
LME Nickel Base Metal (2) 2/2024 USD (198,102) 8,078
LME Zinc Base Metal (1) 2/2024 USD (66,356) (1,045)
LME Zinc Base Metal (1) 2/2024 USD (66,469) (3,175)
LME Zinc Base Metal (1) 2/2024 USD (66,461) (439)
LME Zinc Base Metal (1) 2/2024 USD (66,469) (4,391)
LME Zinc Base Metal (1) 2/2024 USD (66,376) (1,529)
LME Zinc Base Metal (1) 2/2024 USD (66,341) (2,386)
LME Zinc Base Metal (1) 2/2024 USD (66,264) (3,689)
LME Zinc Base Metal (1) 2/2024 USD (66,469) (2,734)
LME Zinc Base Metal (1) 2/2024 USD (66,456) (2,772)
LME Zinc Base Metal (2) 2/2024 USD (132,497) (8,742)
LME Zinc Base Metal (2) 2/2024 USD (132,956) (7,839)
LME Zinc Base Metal (2) 2/2024 USD (132,975) (5,759)
LME Zinc Base Metal (3) 2/2024 USD (199,449) (7,086)
LME Zinc Base Metal (3) 2/2024 USD (199,396) (7,827)
Australia 3 Year Bond (11) 3/2024 AUD (800,983) (7,571)
Canada 10 Year Bond (177) 3/2024 CAD (16,578,597) (409,183)
Coffee 'C' (1) 3/2024 USD (70,613) (5,601)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Copper (1) 3/2024 USD $ (97,263) $ 247
Cotton No. 2 (14) 3/2024 USD (567,000) (8,531)
DAX Index (35) 3/2024 EUR (16,337,218) 73,490
Euro STOXX 50 Index (55) 3/2024 EUR (2,758,385) 27,909
Euro-Bund (120) 3/2024 EUR (18,171,459) (380,086)
FTSE/JSE Top 40 Index (55) 3/2024 ZAR (2,146,481) (58,786)
KC HRW Wheat (13) 3/2024 USD (417,300) (2,023)
LME Aluminum Base Metal (1) 3/2024 USD (59,460) (5,677)
LME Aluminum Base Metal (1) 3/2024 USD (59,424) (5,426)
LME Aluminum Base Metal (1) 3/2024 USD (59,517) (6,241)
LME Aluminum Base Metal (1) 3/2024 USD (59,442) (5,901)
LME Aluminum Base Metal (1) 3/2024 USD (59,406) (5,398)
LME Aluminum Base Metal (1) 3/2024 USD (59,334) (4,513)
LME Aluminum Base Metal (2) 3/2024 USD (119,071) (12,326)
LME Aluminum Base Metal (2) 3/2024 USD (119,075) (6,931)
LME Aluminum Base Metal (2) 3/2024 USD (119,063) (7,258)
LME Aluminum Base Metal (2) 3/2024 USD (119,200) (1,906)
LME Aluminum Base Metal (3) 3/2024 USD (178,606) (15,190)
LME Aluminum Base Metal (3) 3/2024 USD (178,163) (13,596)
LME Aluminum Base Metal (6) 3/2024 USD (357,215) (17,932)
LME Aluminum Base Metal (49) 3/2024 USD (2,916,725) (216,461)
LME Copper Base Metal (1) 3/2024 USD (213,829) 843
LME Copper Base Metal (1) 3/2024 USD (213,761) (4,513)
LME Copper Base Metal (1) 3/2024 USD (213,663) (3,834)
LME Copper Base Metal (2) 3/2024 USD (427,365) (12,145)
LME Copper Base Metal (2) 3/2024 USD (427,404) (5,509)
LME Copper Base Metal (2) 3/2024 USD (427,696) 2,502
LME Copper Base Metal (2) 3/2024 USD (427,925) 4,022
LME Copper Base Metal (2) 3/2024 USD (427,561) (8,216)
LME Copper Base Metal (3) 3/2024 USD (641,400) (18,833)
LME Copper Base Metal (3) 3/2024 USD (640,725) (2,820)
LME Copper Base Metal (3) 3/2024 USD (641,475) 1,274
LME Copper Base Metal (4) 3/2024 USD (854,475) (18,186)
LME Copper Base Metal (7) 3/2024 USD (1,497,825) 12,168
LME Copper Base Metal (7) 3/2024 USD (1,496,702) (1,545)
LME Copper Base Metal (36) 3/2024 USD (7,699,950) (42,358)
LME Nickel Base Metal (1) 3/2024 USD (99,540) 1,482
LME Nickel Base Metal (1) 3/2024 USD (99,448) (1,351)
LME Nickel Base Metal (1) 3/2024 USD (99,242) 1,780
LME Nickel Base Metal (15) 3/2024 USD (1,493,370) 4,761
LME Zinc Base Metal (1) 3/2024 USD (66,549) (4,470)
LME Zinc Base Metal (1) 3/2024 USD (66,450) (303)
LME Zinc Base Metal (1) 3/2024 USD (66,476) (4,310)
LME Zinc Base Metal (1) 3/2024 USD (66,549) (5,632)
LME Zinc Base Metal (1) 3/2024 USD (66,494) (1,703)
LME Zinc Base Metal (1) 3/2024 USD (66,506) (5,809)
LME Zinc Base Metal (1) 3/2024 USD (66,499) (4,885)
LME Zinc Base Metal (2) 3/2024 USD (133,027) (10,979)
LME Zinc Base Metal (2) 3/2024 USD (133,042) (12,235)
LME Zinc Base Metal (2) 3/2024 USD (133,155) (5,861)
LME Zinc Base Metal (2) 3/2024 USD (133,038) (5,743)
LME Zinc Base Metal (3) 3/2024 USD (199,581) (18,015)
LME Zinc Base Metal (14) 3/2024 USD (931,000) (11,942)
LME Zinc Base Metal (37) 3/2024 USD (2,463,738) (178,743)
Long Gilt (80) 3/2024 GBP (10,468,446) (72,692)
Palladium (2) 3/2024 USD (221,860) (5,994)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
S&P/TSX 60 Index (42) 3/2024 CAD $ (8,053,553) $ (219,685)
SET50 Index (360) 3/2024 THB (1,841,951) (18,369)
Soybean Meal (3) 3/2024 USD (115,800) 1,938
Soybean Oil (13) 3/2024 USD (375,804) 16,732
SPI 200 Index (47) 3/2024 AUD (6,073,338) (110,572)
U.S. Treasury 2 Year Note (42) 3/2024 USD (8,647,406) (82,342)
U.S. Treasury 5 Year Note (40) 3/2024 USD (4,347,500) (70,265)
U.S. Treasury Long Bond (5) 3/2024 USD (622,656) (46,659)
U.S. Treasury Ultra Bond (9) 3/2024 USD (1,197,844) (96,959)
Aluminum (2) 4/2024 USD (119,275) (12,074)
Platinum (7) 4/2024 USD (353,220) (12,994)
3 Month CORRA (7) 9/2024 CAD (1,263,320) (1,843)
3 Month SOFR (12) 9/2024 USD (2,864,250) (10,218)
3 Month CORRA (1) 12/2024 CAD (181,238) (972)
3 Month SOFR (9) 12/2024 USD (2,157,638) (13,824)
3 Month CORRA (4) 3/2025 CAD (727,633) (7,654)
3 Month SOFR (9) 3/2025 USD (2,165,850) (12,527)
90-Day Australian Bank Bill (1) 3/2025 AUD (675,322) (614)
3 Month CORRA (4) 6/2025 CAD (729,859) (2,675)
3 Month SOFR (7) 6/2025 USD (1,689,975) (12,341)
3 Month SOFR (7) 9/2025 USD (1,693,650) (12,387)
3 Month SOFR (6) 12/2025 USD (1,453,350) (10,525)
3 Month SOFR (5) 3/2026 USD (1,211,500) (5,949)
Total of short contracts (3,474,807)
Net value $ (723,071)
Forward foreign currency exchange contracts outstanding as of December 31, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 6,521,498 USD 4,326,217 CITI 3/20/2024 $ 128,256
AUD 6,521,502 USD 4,326,198 JPMC 3/20/2024 128,277
BRL 23,100,599 USD 4,637,217 CITI
**
3/20/2024 83,558
BRL 23,100,599 USD 4,637,194 JPMC
**
3/20/2024 83,582
CAD 18,411,500 USD 13,616,214 CITI 3/20/2024 293,460
CAD 18,411,500 USD 13,615,948 JPMC 3/20/2024 293,726
CHF 2,241,497 USD 2,618,482 CITI 3/20/2024 68,029
CHF 2,241,504 USD 2,618,477 JPMC 3/20/2024 68,041
CNY 14,982,030 USD 2,106,984 CITI
**
3/20/2024 6,922
CNY 14,982,026 USD 2,106,973 JPMC
**
3/20/2024 6,934
COP 650,000,000 USD 159,425 CITI
**
3/20/2024 5,715
COP 650,000,000 USD 159,425 JPMC
**
3/20/2024 5,716
CZK 55,351,000 USD 2,447,254 CITI 3/20/2024 22,731
CZK 55,351,000 USD 2,447,242 JPMC 3/20/2024 22,743
EUR 17,281,370 USD 18,872,338 CITI 3/20/2024 264,891
EUR 17,281,367 USD 18,872,240 JPMC 3/20/2024 264,987
GBP 6,415,500 USD 8,110,722 CITI 3/20/2024 69,923
GBP 6,415,500 USD 8,110,682 JPMC 3/20/2024 69,959
HUF 613,113,001 USD 1,724,612 CITI 3/20/2024 27,513
HUF 613,113,001 USD 1,724,603 JPMC 3/20/2024 27,523
IDR 1,500,000,000 USD 95,869 CITI
**
3/20/2024 1,546
IDR 1,500,000,000 USD 95,869 JPMC
**
3/20/2024 1,546

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ILS 852,000 USD 230,746 CITI 3/20/2024 $ 5,127
ILS 852,000 USD 230,745 JPMC 3/20/2024 5,129
INR 282,852,500 USD 3,382,055 CITI
**
3/20/2024 4,856
INR 282,852,500 USD 3,382,038 JPMC
**
3/20/2024 4,873
KRW 724,295,251 USD 558,346 CITI
**
3/20/2024 3,486
KRW 724,295,250 USD 558,345 JPMC
**
3/20/2024 3,487
MXN 67,505,500 USD 3,838,588 CITI 3/20/2024 86,864
MXN 67,505,500 USD 3,838,569 JPMC 3/20/2024 86,883
NOK 134,672,502 USD 12,552,541 CITI 3/20/2024 725,579
NOK 134,672,498 USD 12,552,478 JPMC 3/20/2024 725,643
NZD 4,297,000 USD 2,642,201 CITI 3/20/2024 74,689
NZD 4,297,000 USD 2,642,187 JPMC 3/20/2024 74,700
PEN 766,000 USD 202,023 CITI
**
3/20/2024 4,541
PEN 766,000 USD 202,022 JPMC
**
3/20/2024 4,542
PHP 7,558,812 USD 135,786 CITI
**
3/20/2024 743
PHP 7,132,343 USD 128,078 JPMC
**
3/20/2024 747
PLN 23,986,500 USD 5,988,628 CITI 3/20/2024 101,001
PLN 23,986,500 USD 5,988,598 JPMC 3/20/2024 101,033
SEK 33,520,000 USD 3,229,818 CITI 3/20/2024 103,756
SEK 33,520,000 USD 3,229,802 JPMC 3/20/2024 103,773
SGD 2,882,500 USD 2,174,938 CITI 3/20/2024 17,012
SGD 2,882,500 USD 2,174,927 JPMC 3/20/2024 17,023
THB 1,000,000 USD 29,197 CITI 3/20/2024 297
THB 1,000,000 USD 29,197 JPMC 3/20/2024 298
TWD 48,734,501 USD 1,579,400 CITI
**
3/20/2024 35,070
TWD 48,734,501 USD 1,579,392 JPMC
**
3/20/2024 35,078
USD 236,094 CLP 206,175,500 CITI
**
3/20/2024 3,095
USD 236,095 CLP 206,175,500 JPMC
**
3/20/2024 3,096
USD 388,774 CNY 2,752,549 CITI
**
3/20/2024 400
USD 388,776 CNY 2,752,549 JPMC
**
3/20/2024 402
USD 291,023 CZK 6,500,000 CITI 3/20/2024 967
USD 291,025 CZK 6,500,000 JPMC 3/20/2024 968
USD 1,594,769 EUR 1,431,501 CITI 3/20/2024 9,539
USD 1,594,775 EUR 1,431,499 JPMC 3/20/2024 9,546
USD 3,240,414 GBP 2,533,500 CITI 3/20/2024 9,853
USD 3,240,431 GBP 2,533,500 JPMC 3/20/2024 9,870
USD 251,207 HKD 1,957,000 CITI 3/20/2024 139
USD 251,209 HKD 1,957,000 JPMC 3/20/2024 140
USD 215,525 HUF 75,000,000 CITI 3/20/2024 1,194
USD 215,526 HUF 75,000,000 JPMC 3/20/2024 1,195
USD 7,217 ILS 26,000 CITI 3/20/2024 18
USD 7,217 ILS 26,000 JPMC 3/20/2024 19
USD 59,899 INR 5,000,000 CITI
**
3/20/2024 28
USD 59,899 INR 5,000,000 JPMC
**
3/20/2024 29
USD 2,058,093 KRW 2,640,191,917 CITI
**
3/20/2024 10,112
USD 2,058,103 KRW 2,640,191,915 JPMC
**
3/20/2024 10,121
USD 210,262 PLN 824,500 CITI 3/20/2024 940
USD 210,263 PLN 824,500 JPMC 3/20/2024 941
USD 49,871 TWD 1,500,001 CITI
**
3/20/2024 179
USD 49,871 TWD 1,500,001 JPMC
**
3/20/2024 179
ZAR 24,859,000 USD 1,326,518 CITI 3/20/2024 23,280
ZAR 24,859,000 USD 1,326,511 JPMC 3/20/2024 23,287
JPY 2,126,368,000 USD 14,877,886 CITI 3/21/2024 389,258
JPY 2,126,368,000 USD 14,877,812 JPMC 3/21/2024 389,332
Total unrealized appreciation 5,169,935
AUD 907,501 USD 621,959 CITI 3/20/2024 (2,095)
AUD 907,499 USD 621,955 JPMC 3/20/2024 (2,093)
BRL 367,500 USD 75,312 CITI
**
3/20/2024 (211)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 367,500 USD 75,312 JPMC
**
3/20/2024 $ (210)
CAD 711,000 USD 539,243 CITI 3/20/2024 (2,090)
CAD 711,000 USD 539,240 JPMC 3/20/2024 (2,088)
CHF 257,000 USD 309,481 CITI 3/20/2024 (1,458)
CHF 257,000 USD 309,479 JPMC 3/20/2024 (1,456)
CLP 200,000,000 USD 226,452 CITI
**
3/20/2024 (431)
CLP 200,000,000 USD 226,450 JPMC
**
3/20/2024 (430)
CNY 4,954,299 USD 699,414 CITI
**
3/20/2024 (381)
CNY 4,954,300 USD 699,411 JPMC
**
3/20/2024 (378)
CZK 4,500,000 USD 200,855 CITI 3/20/2024 (46)
CZK 4,500,000 USD 200,854 JPMC 3/20/2024 (45)
DKK 2,304,500 USD 343,910 CITI 3/20/2024 (1,279)
DKK 2,304,500 USD 343,908 JPMC 3/20/2024 (1,277)
EUR 41,001 USD 45,505 CITI 3/20/2024 (100)
EUR 40,999 USD 45,502 JPMC 3/20/2024 (100)
HUF 166,556,499 USD 478,174 CITI 3/20/2024 (2,197)
HUF 166,556,499 USD 478,172 JPMC 3/20/2024 (2,195)
ILS 231,000 USD 64,117 CITI 3/20/2024 (165)
ILS 231,000 USD 64,117 JPMC 3/20/2024 (165)
INR 5,000,000 USD 59,962 CITI
**
3/20/2024 (91)
INR 5,000,000 USD 59,961 JPMC
**
3/20/2024 (91)
KRW 774,295,250 USD 603,323 CITI
**
3/20/2024 (2,707)
KRW 774,295,249 USD 603,320 JPMC
**
3/20/2024 (2,704)
NOK 3,500,000 USD 346,230 CITI 3/20/2024 (1,146)
NOK 3,500,000 USD 346,229 JPMC 3/20/2024 (1,144)
PHP 4,264,688 USD 77,111 CITI
**
3/20/2024 (83)
PHP 4,691,157 USD 84,816 JPMC
**
3/20/2024 (83)
SEK 3,500,000 USD 351,814 CITI 3/20/2024 (3,738)
SEK 3,500,000 USD 351,813 JPMC 3/20/2024 (3,736)
USD 6,508,803 AUD 9,769,916 CITI 3/20/2024 (164,484)
USD 6,508,838 AUD 9,769,919 JPMC 3/20/2024 (164,452)
USD 1,113,624 BRL 5,550,000 CITI
**
3/20/2024 (20,559)
USD 1,113,629 BRL 5,550,000 JPMC
**
3/20/2024 (20,554)
USD 2,725,145 CAD 3,690,000 CITI 3/20/2024 (62,608)
USD 2,725,029 CAD 3,690,000 JPMC 3/20/2024 (62,723)
USD 20,409,264 CHF 17,663,889 CITI 3/20/2024 (761,520)
USD 20,409,374 CHF 17,663,896 JPMC 3/20/2024 (761,418)
USD 2,121,075 CNY 15,142,649 CITI
**
3/20/2024 (15,495)
USD 2,121,085 CNY 15,142,647 JPMC
**
3/20/2024 (15,484)
USD 36,483 COP 149,134,500 CITI
**
3/20/2024 (1,406)
USD 36,492 COP 149,134,500 JPMC
**
3/20/2024 (1,397)
USD 512,765 CZK 11,500,000 CITI 3/20/2024 (412)
USD 512,768 CZK 11,500,000 JPMC 3/20/2024 (409)
USD 110,502 DKK 745,500 CITI 3/20/2024 (338)
USD 110,503 DKK 745,500 JPMC 3/20/2024 (338)
USD 21,031,975 EUR 19,329,501 CITI 3/20/2024 (373,335)
USD 21,032,078 EUR 19,329,499 JPMC 3/20/2024 (373,229)
USD 2,494,658 GBP 1,974,000 CITI 3/20/2024 (22,460)
USD 2,494,671 GBP 1,974,000 JPMC 3/20/2024 (22,449)
USD 269,786 HUF 95,000,000 CITI 3/20/2024 (1,700)
USD 269,788 HUF 95,000,000 JPMC 3/20/2024 (1,699)
USD 517,083 IDR 8,005,151,000 CITI
**
3/20/2024 (2,796)
USD 517,085 IDR 8,005,151,000 JPMC
**
3/20/2024 (2,793)
USD 1,592,755 ILS 5,885,500 CITI 3/20/2024 (36,630)
USD 1,592,763 ILS 5,885,500 JPMC 3/20/2024 (36,623)
USD 3,408,656 KRW 4,456,858,584 CITI
**
3/20/2024 (48,503)
USD 3,408,673 KRW 4,456,858,584 JPMC
**
3/20/2024 (48,484)
USD 141,237 MXN 2,500,000 CITI 3/20/2024 (4,138)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 141,238 MXN 2,500,000 JPMC 3/20/2024 $ (4,138)
USD 7,346,392 NOK 78,351,502 CITI 3/20/2024 (378,722)
USD 7,346,429 NOK 78,351,498 JPMC 3/20/2024 (378,685)
USD 13,185,660 NZD 21,436,500 CITI 3/20/2024 (368,119)
USD 13,185,726 NZD 21,436,500 JPMC 3/20/2024 (368,053)
USD 180,040 PHP 10,000,000 CITI
**
3/20/2024 (581)
USD 180,041 PHP 10,000,000 JPMC
**
3/20/2024 (580)
USD 995,537 PLN 3,937,500 CITI 3/20/2024 (4,106)
USD 995,541 PLN 3,937,500 JPMC 3/20/2024 (4,101)
USD 1,587,563 SEK 16,322,500 CITI 3/20/2024 (35,715)
USD 1,587,571 SEK 16,322,500 JPMC 3/20/2024 (35,707)
USD 7,778,175 SGD 10,339,262 CITI 3/20/2024 (84,148)
USD 7,778,214 SGD 10,339,262 JPMC 3/20/2024 (84,109)
USD 1,024,611 THB 36,000,000 CITI 3/20/2024 (37,201)
USD 1,024,617 THB 36,000,000 JPMC 3/20/2024 (37,196)
USD 544,502 TWD 16,891,100 CITI
**
3/20/2024 (15,064)
USD 544,511 TWD 16,891,099 JPMC
**
3/20/2024 (15,055)
USD 3,757,832 ZAR 70,947,500 CITI 3/20/2024 (94,491)
USD 3,757,850 ZAR 70,947,500 JPMC 3/20/2024 (94,472)
ZAR 12,000,000 USD 652,459 CITI 3/20/2024 (880)
ZAR 12,000,000 USD 652,456 JPMC 3/20/2024 (877)
USD 7,455,943 JPY 1,070,115,504 CITI 3/21/2024 (227,396)
USD 7,455,981 JPY 1,070,115,504 JPMC 3/21/2024 (227,359)
Total unrealized depreciation (5,561,604)
Net unrealized depreciation $ (391,669)
** Non-deliverable forward foreign currency exchange contracts.
Collateral pledged to, or (received from), each counterparty at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 10,033,777 $ 10,033,777
CITG
Cash – 3,042,207 3,042,207
CITI
Investment Companies 981,910 – 981,910
GSCO
Cash – 1,040,508 1,040,508
GSIN
Investment Companies 316 – 316
JPMC
Investment Companies 1,698,783 – 1,698,783
JPMS
Cash – 2,700,730 2,700,730
MLIN
Cash 2,658,837 – 2,658,837
MSCS
Cash (330,734) – (330,734)
U.S. Treasury Bills 2,737,322 – 2,737,322

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
December 31, 2023
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 5,175,376 $ 5,175,376
JPPC
Cash – 874,112 874,112
MSCL
Cash – 166,915 166,915

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 112.6%
COMMON STOCKS - 13.9%
Communication Services - 1.4%
Entertainment - 0.2%
Atlanta Braves Holdings, Inc.,
Class C * 57,038 2,257,564
Madison Square Garden Sports
Corp., Class A * 10,144 1,844,484
4,102,048
Interactive Media & Services - 0.6%
Alphabet, Inc., Class A *(a) 71,100 9,931,959
Media - 0.6%
DISH Network Corp., Class A *
721,154 4,161,059
Liberty Media Corp-Liberty
SiriusXM * 140,290 4,037,546
Paramount Global, Class B
146,409 2,165,389
10,363,994
Total Communication Services 24,398,001
Consumer Discretionary - 1.1%
Diversified Consumer Services - 0.1%
Rover Group, Inc. * 260,232 2,831,324
Hotels, Restaurants & Leisure - 0.6%
Booking Holdings, Inc. *(a) 3,013 10,687,774
Textiles, Apparel & Luxury Goods - 0.4%
Under Armour, Inc., Class A * 813,396 7,149,751
Total Consumer Discretionary 20,668,849
Consumer Staples - 0.2%
Beverages - 0.1%
Brown-Forman Corp., Class B 31,231 1,783,290
Household Products - 0.1%
Central Garden & Pet Co., Class
A * 23,572 1,038,111
Total Consumer Staples 2,821,401
Financials - 1.6%
Banks - 0.0% †
Patriot National Bancorp, Inc. * 120,629 462,009
Capital Markets - 1.5%
99 Acquisition Group, Inc., Class
A *(b) 64,752 659,823
Acri Capital Acquisition Corp. *(b)
32,879 363,642
Aetherium Acquisition Corp., Class
A (2)*(b) 67,895 738,019
Alset Capital Acquisition Corp.,
Class A (2)*(b) 41,189 432,484
Aquaron Acquisition Corp. *(b)
38,227 408,264
Bannix Acquisition Corp. (2)*(b)
26,277 283,792
Banyan Acquisition Corp., Class
B (acquired 4/28/2023, Cost $–)
(3)*(b)(c) 25,000 –
Bellevue Life Sciences Acquisition
Corp. *(b) 40,023 418,641
Broad Capital Acquisition Corp. *(b)
69,739 776,892
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.5% (continued)
BurTech Acquisition Corp., Class
A (2)*(b) 130,502 1,397,676
byNordic Acquisition Corp.
(Sweden) *(b) 69,207 768,890
Cetus Capital Acquisition Corp.
(Taiwan) *(b) 126,232 1,325,436
CF Acquisition Corp. VII, Class A
*(b) 146,292 1,587,268
Concord Acquisition Corp. III, Class
B (acquired 5/11/2023, Cost $–)
(3)*(b)(c) 25,000 –
Direct Selling Acquisition Corp.,
Class A *(b) 114,980 1,252,121
dMY Squared Technology Group,
Inc., Class A *(b) 26,311 278,897
DUET Acquisition Corp., Class A
*(b) 88,695 972,097
ESH Acquisition Corp., Class A
(2)*(b) 125,784 1,285,512
ExcelFin Acquisition Corp., Class
A (2)*(b) 83,751 896,136
ExcelFin Acquisition Corp., Class
B (acquired 4/28/2023, Cost $–)
(3)*(b)(c) 46,529 –
Feutune Light Acquisition Corp.,
Class A *(b) 66,386 717,633
Financial Strategies Acquisition
Corp. (3)*(b) 18,686 205,546
Fintech Ecosystem Development
Corp., Class A (2)*(b) 23,032 246,673
Focus Impact BH3 Acquisition Co.,
Class A *(b) 60,828 633,828
Four Leaf Acquisition Corp., Class
A *(b) 111,000 1,167,720
FutureTech II Acquisition Corp.,
Class A *(b) 62,171 675,177
Global Blockchain Acquisition
Corp. *(b) 12,051 127,138
Global Star Acquisition, Inc., Class
A *(b) 50,064 529,176
Gores Holdings IX, Inc., Class A
*(b) 31,900 334,950
Hennessy Capital Investment Corp.
VI, Class A *(b) 34,013 354,756
Inception Growth Acquisition Ltd.
*(b) 88,000 936,320
Inception Growth Acquisition Ltd.,
Class B (acquired 4/26/2023, Cost
$–) (3)*(b)(c) 33,755 –
NorthView Acquisition Corp. *(b)
22,823 255,161
Papaya Growth Opportunity Corp.
I, Class A (2)*(b) 2,815 30,261
Plutonian Acquisition Corp. *(b)
39,243 420,685
Qomolangma Acquisition Corp.
(2)*(b) 7,258 78,096
Quetta Acquisition Corp. *(b)
46,725 471,922
Sagaliam Acquisition Corp., Class
A (2)*(b) 31,501 343,991
ShoulderUp Technology Acquisition
Corp., Class A (3)*(b) 100,000 1,070,000

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.5% (continued)
ShoulderUp Technology Acquisition
Corp., Class B (acquired 5/11/2023
- 11/21/2023, Cost $–) (3)*(b)(c) 45,000 –
SilverBox Corp. III, Class A *(b)
143,560 1,484,410
Sizzle Acquisition Corp. *(b)
9,584 105,520
TG Venture Acquisition Corp.
(2)*(b) 12,061 130,741
Trailblazer Merger Corp. I *(b)
157,145 1,643,737
25,809,031
Financial Services - 0.1%
EXOR NV (Netherlands) (2) 19,073 1,909,163
Total Financials 28,180,203
Health Care - 4.0%
Biotechnology - 4.0%
Cerevel Therapeutics Holdings,
Inc. * 475,691 20,169,299
Gracell Biotechnologies, Inc., ADR
(China) * 66,578 668,443
Icosavax, Inc. *
96,312 1,517,877
ImmunoGen, Inc. *
719,919 21,345,598
Karuna Therapeutics, Inc. *
74,518 23,585,692
RayzeBio, Inc. *
69,694 4,332,876
Total Health Care 71,619,785
Industrials - 0.9%
Air Freight & Logistics - 0.2%
Forward Air Corp. 64,291 4,041,975
Passenger Airlines - 0.6%
Hawaiian Holdings, Inc. * 728,886 10,350,181
Trading Companies & Distributors - 0.1%
Textainer Group Holdings Ltd.
(China) 41,954 2,064,137
Total Industrials 16,456,293
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Hollysys Automation Technologies
Ltd. (China) * 60,829 1,602,844
Software - 0.8%
Alteryx, Inc., Class A * 315,654 14,886,243
Total Information Technology 16,489,087
Materials - 3.6%
Chemicals - 2.0%
Chr Hansen Holding A/S
(Denmark) (2) 248,503 20,841,260
JSR Corp. (Japan) (2)
527,269 15,003,063
35,844,323
Containers & Packaging - 0.5%
Westrock Co. 237,664 9,867,809
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 1.1%
United States Steel Corp. 412,393 20,062,920
Total Materials 65,775,052
Real Estate - 0.2%
Real Estate Management & Development - 0.1%
Zillow Group, Inc., Class C *(a) 28,821 1,667,583
Retail REITs - 0.1%
RPT Realty, REIT 200,000 2,566,000
Total Real Estate 4,233,583
Utilities - 0.0% †
Independent Power and Renewable Electricity Producers - 0.0% †
Alternus Clean Energy, Inc. * 9,246 13,869
TOTAL COMMON STOCKS
(Cost $232,935,411) 250,656,123
CLOSED-END FUNDS - 8.6%
Financials - 8.6%
abrdn Emerging Markets Equity
Income Fund, Inc. (a) 21,876 111,786
abrdn Global Dynamic Dividend
Fund 61,400 573,476
abrdn Global Infrastructure Income
Fund 25,045 449,307
abrdn Healthcare Investors
162,512 2,692,824
abrdn Healthcare Opportunities
Fund 114,816 2,079,318
abrdn Life Sciences Investors
122,146 1,644,085
abrdn National Municipal Income
Fund 30,838 314,856
abrdn Total Dynamic Dividend
Fund 269,516 2,172,299
Adams Natural Resources Fund,
Inc. 41,902 864,438
Advent Convertible and Income
Fund (a) 27,662 314,794
AllianceBernstein Global High
Income Fund, Inc. 1,100 11,132
AllianceBernstein National
Municipal Income Fund, Inc. (a) 95,637 1,036,705
Allspring Income Opportunities
213,691 1,393,265
Apollo Senior Floating Rate Fund,
Inc. (a) 24,629 326,334
Bancroft Fund Ltd.
9,545 152,529
Barings Global Short Duration High
Yield Fund 12,086 162,436
BlackRock Credit Allocation
Income Trust (a) 170,834 1,763,007
BlackRock Energy and Resources
Trust (a) 29,816 371,209
BlackRock Enhanced Equity
Dividend Trust 218,203 1,677,981
BlackRock Enhanced Global
Dividend Trust (a) 141,916 1,407,807
BlackRock Enhanced International
Dividend Trust (a) 247,706 1,305,411
BlackRock Health Sciences Term
Trust 91,591 1,341,808

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
Financials - 8.6% (continued)
BlackRock Innovation and Growth
Term Trust 75,517 553,540
Blackrock Investment Quality
Municipal Trust, Inc. (The) 46,543 552,000
BlackRock Municipal 2030 Target
Term Trust 72,461 1,507,189
BlackRock Municipal Income Fund,
Inc. (a) 171,264 1,993,513
BlackRock Municipal Income
Quality Trust (a) 70,977 795,652
BlackRock Municipal Income Trust
(a) 142,043 1,430,373
BlackRock Municipal Income Trust
II (a) 129,697 1,385,164
BlackRock MuniHoldings California
Quality Fund, Inc. (a) 229,134 2,550,261
BlackRock MuniHoldings Fund,
Inc. (a) 151,038 1,798,863
BlackRock MuniHoldings New
Jersey Quality Fund, Inc. (a) 111,748 1,275,045
BlackRock MuniHoldings New York
Quality Fund, Inc. (a) 70,203 737,834
BlackRock MuniHoldings Quality
Fund II, Inc. (a) 76,372 765,247
BlackRock MuniVest Fund II, Inc.
(a) 65,739 708,009
BlackRock MuniVest Fund, Inc. (a)
161,478 1,149,723
BlackRock MuniYield Fund, Inc. (a)
127,473 1,374,159
BlackRock MuniYield Michigan
Quality Fund, Inc. (a) 63,471 721,031
BlackRock MuniYield New York
Quality Fund, Inc. (a) 95,958 991,246
BlackRock MuniYield Pennsylvania
Quality Fund 30,641 356,355
BlackRock MuniYield Quality Fund
II, Inc. (a) 54,367 562,698
BlackRock MuniYield Quality Fund
III, Inc. (a) 156,908 1,826,409
BlackRock MuniYield Quality Fund,
Inc. (a) 161,669 1,970,745
BlackRock New York Municipal
Income Trust (a) 71,988 758,034
BlackRock Resources &
Commodities Strategy Trust 216,197 1,919,829
BlackRock Science and
Technology Term Trust 134,703 2,250,887
Blackstone Long-Short Credit
Income Fund 29,921 342,595
Blackstone Senior Floating Rate
2027 Term Fund 39,114 522,172
Blackstone Strategic Credit 2027
Term Fund 96,517 1,092,572
BNY Mellon Municipal Income, Inc.
71,166 462,579
BNY Mellon Strategic Municipal
Bond Fund, Inc. 165,738 946,364
BNY Mellon Strategic Municipals,
Inc. 189,480 1,110,353
Brookfield Real Assets Income
Fund, Inc. 162,435 2,080,792
INVESTMENTS SHARES VALUE ($)
Financials - 8.6% (continued)
Calamos Global Dynamic Income
Fund 136,990 790,432
Calamos Long
45,712 660,538
CBRE Global Real Estate Income
Fund 220,076 1,195,013
Central Securities Corp.
14,950 564,662
Clough Global Equity Fund
85,719 507,885
Clough Global Opportunities Fund
103,928 488,462
Cohen & Steers Ltd. Duration
Preferred and Income Fund, Inc. 43,384 799,567
Duff & Phelps Utility and
Infrastructure Fund, Inc. 7,598 69,674
DWS Municipal Income Trust
86,954 773,021
Eaton Vance California Municipal
Bond Fund 70,176 642,110
Eaton Vance Ltd. Duration Income
Fund 233,273 2,234,755
Eaton Vance Municipal Bond Fund
154,080 1,560,830
Eaton Vance Municipal Income
Trust 110,877 1,088,812
Eaton Vance New York Municipal
Bond Fund 29,410 283,807
Eaton Vance Tax Managed Global
Buy Write Opportunities Fund 158,314 1,230,100
Eaton Vance Tax-Advantaged
Dividend Income Fund 23,013 512,039
Eaton Vance Tax-Advantaged
Global Dividend Income Fund 62,129 1,062,406
Eaton Vance Tax-Advantaged
Global Dividend Opportunities
Fund 6,318 149,358
Eaton Vance Tax-Managed Buy-
Write Income Fund 4,581 59,461
Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 262,232 2,024,431
Ellsworth Growth and Income Fund
Ltd. 44,118 356,473
Federated Hermes Premier
Municipal Income Fund 42,116 462,855
First Trust Energy Income and
Growth Fund 45,050 652,324
First Trust High Yield Opportunities
2027 Term Fund 59,513 829,016
First Trust Senior Floating Rate
Income Fund II 76,138 768,232
Flaherty & Crumrine Preferred and
Income Fund, Inc. 12,552 124,014
Flaherty & Crumrine Preferred and
Income Opportunity Fund, Inc. 11,617 92,471
Flaherty & Crumrine Preferred and
Income Securities Fund, Inc. 104,126 1,447,351
Flaherty & Crumrine Total Return
Fund, Inc. 20,243 294,536
Franklin Ltd. Duration Income Trust
163,314 1,015,813
Gabelli Dividend & Income Trust
(The) 146,261 3,165,088
Gabelli Global Small and Mid Cap
Value Trust (The) 3,480 40,820

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
Financials - 8.6% (continued)
Gabelli Healthcare & WellnessRx
Trust (The) 37,688 351,629
GDL Fund (The)
3,632 29,201
General American Investors Co.,
Inc. 19,906 854,963
Highland Global Allocation Fund
62,157 488,554
Highland Opportunities and Income
Fund 120,234 924,599
Insight Select Income Fund
17,077 272,720
Invesco Advantage Municipal
Income Trust II 114,319 965,996
Invesco California Value Municipal
Income Trust 127,109 1,245,668
Invesco Municipal Opportunity
Trust 177,062 1,701,566
Invesco Municipal Trust
137,716 1,312,434
Invesco Pennsylvania Value
Municipal Income Trust 41,535 415,350
Invesco Quality Municipal Income
Trust 128,388 1,220,970
Invesco Trust for Investment Grade
Municipals 146,808 1,451,931
Invesco Trust for Investment Grade
New York Municipals 41,600 433,056
Invesco Value Municipal Income
Trust 115,747 1,357,712
John Hancock Hedged Equity &
Income Fund 12,259 123,203
John Hancock Income Securities
Trust 9,674 105,253
John Hancock Premium Dividend
Fund 41,462 441,570
John Hancock Tax-Advantaged
Dividend Income Fund 18,322 347,568
Lazard Global Total Return and
Income Fund, Inc. 27,589 422,664
LMP Capital and Income Fund, Inc.
20,369 285,370
MFS Municipal Income Trust
88,089 455,420
Neuberger Berman Municipal
Fund, Inc. 57,186 591,875
New America High Income Fund,
Inc. (The) 62,681 441,274
New Germany Fund, Inc. (The)
15,673 136,982
Nuveen AMT-Free Municipal Credit
Income Fund 326,922 3,864,218
Nuveen AMT-Free Quality
Municipal Income Fund 394,848 4,343,328
Nuveen Arizona Quality Municipal
Income Fund 15,160 162,364
Nuveen California AMT-Free
Quality Municipal Income Fund 106,569 1,229,806
Nuveen California Quality
Municipal Income Fund 309,056 3,427,431
Nuveen Credit Strategies Income
Fund 189,030 986,737
Nuveen Dow 30sm Dynamic
Overwrite Fund 79,501 1,113,014
Nuveen Floating Rate Income
Fund 245,512 2,018,109
INVESTMENTS SHARES VALUE ($)
Financials - 8.6% (continued)
Nuveen Massachusetts Quality
Municipal Income Fund 5,237 55,041
Nuveen Municipal Credit Income
Fund 342,439 4,047,629
Nuveen New Jersey Quality
Municipal Income Fund 85,127 1,002,796
Nuveen New York AMT-Free
Quality Municipal Income Fund 174,891 1,841,602
Nuveen New York Quality
Municipal Income Fund 72,149 796,525
Nuveen Pennsylvania Quality
Municipal Income Fund 69,137 800,607
Nuveen Preferred & Income
Opportunities Fund 894,320 6,045,603
Nuveen Quality Municipal Income
Fund 375,816 4,303,093
Nuveen Real Asset Income and
Growth Fund 73,697 863,729
Nuveen Real Estate Income Fund
72,981 570,711
Nuveen S&P 500 Buy-Write
Income Fund 13,131 168,471
Nuveen Virginia Quality Municipal
Income Fund 14,518 156,504
PGIM Global High Yield Fund, Inc.
4,064 46,167
PGIM High Yield Bond Fund, Inc.
22,718 279,886
PGIM Short Duration High Yield
Opportunities Fund 15,605 234,075
PIMCO California Municipal
Income Fund II 8,948 51,898
Pioneer Floating Rate Fund, Inc.
68,024 623,780
Pioneer High Income Fund, Inc.
79,548 568,768
Pioneer Municipal High Income
Advantage Fund, Inc. 91,034 730,093
Pioneer Municipal High Income
Fund Trust 108,084 932,765
RiverNorth Flexible Municipal
Income Fund II, Inc. 2,894 37,911
Royce Global Value Trust, Inc.
1,365 13,309
Royce Micro-Cap Trust, Inc.
61,763 570,690
Royce Value Trust, Inc.
194,128 2,826,504
Saba Capital Income &
Opportunities Fund 6,639 51,187
Source Capital, Inc.
4,602 185,806
Sprott Focus Trust, Inc.
2,811 22,488
SRH Total Return Fund, Inc.
68,038 943,687
Swiss Helvetia Fund, Inc. (The)
11,383 93,341
Templeton Emerging Markets Fund
14,088 164,548
Thornburg Income Builder
Opportunities Trust 895 13,881
Tri-Continental Corp.
14,349 413,682
Virtus Dividend Interest & Premium
Strategy Fund 194,923 2,456,030
Virtus Total Return Fund, Inc.
146,395 806,636
Voya Emerging Markets High
Dividend Equity Fund 20,154 106,615
Voya Global Advantage and
Premium Opportunity Fund 50,176 427,500
Voya Global Equity Dividend and
Premium Opportunity Fund 185,877 923,809

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
Financials - 8.6% (continued)
Voya Infrastructure Industrials and
Materials Fund 37,319 379,907
Western Asset Intermediate Muni
Fund, Inc. 27,850 214,445
Western Asset Investment Grade
Income Fund, Inc. 570 6,863
Western Asset Managed
Municipals Fund, Inc. 147,604 1,501,133
Western Asset Municipal High
Income Fund, Inc. 37,960 243,703
Total Financials 154,650,349
TOTAL CLOSED-END FUNDS
(Cost $151,864,966) 154,650,349
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.0% †
Communication Services - 0.0% †
Media - 0.0% †
iHeartCommunications, Inc.
6.38%, 5/1/2026 (2) $ 423 361
Energy - 0.0% †
Oil, Gas & Consumable Fuels - 0.0% †
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(d) 2,833,436 123,254
Utilities - 0.0% †
Independent Power and Renewable Electricity Producers - 0.0% †
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(d) 2,375,000 2,375
TOTAL CORPORATE BONDS
(Cost $880,000) 125,990
CONVERTIBLE BONDS - 37.5%
Communication Services - 2.9%
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc.
0.25%, 3/1/2026 (2)(a) 1,875,000 1,549,313
Entertainment - 0.5%
Liberty Media Corp-Liberty Formula One
2.25%, 8/15/2027 (2)(a) 1,725,000 1,749,886
Sea Ltd. (Singapore)
0.25%, 9/15/2026 (2)(a) 9,900,000 8,142,750
9,892,636
Interactive Media & Services - 1.7%
Eventbrite, Inc.
0.75%, 9/15/2026 (2)(a) 7,400,000 6,392,656
Liberty TripAdvisor Holdings, Inc.
0.50%, 6/30/2051 (2)(a)(e) 15,050,000 13,075,440
Snap, Inc.
0.00%, 5/1/2027 (2)(a) 1,175,000 941,528
0.13%, 3/1/2028 (2)(a) 12,872,000 10,065,904
30,475,528
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Media - 0.6%
Cable One, Inc.
1.13%, 3/15/2028 (2)(a) $ 7,514,000 5,691,855
Liberty Media Corp.
3.75%, 3/15/2028 (2)(a)(e) 4,525,000 5,400,587
11,092,442
Total Communication Services 53,009,919
Consumer Discretionary - 8.1%
Automobile Components - 1.0%
LCI Industries
1.13%, 5/15/2026 (2)(a) 11,400,000 11,143,500
Patrick Industries, Inc.
1.75%, 12/1/2028 (2)(a) 5,612,000 6,369,620
17,513,120
Broadline Retail - 1.1%
Etsy, Inc.
0.25%, 6/15/2028 (2)(a) 17,200,000 13,770,320
Match Group Financeco 2, Inc.
0.88%, 6/15/2026 (2)(a)(e) 3,600,000 3,237,840
Match Group Financeco 3, Inc.
2.00%, 1/15/2030 (2)(a)(e) 3,150,000 2,734,515
19,742,675
Hotels, Restaurants & Leisure - 4.2%
Carnival Corp.
5.75%, 12/1/2027 (2)(a) 17,245,000 28,299,045
DraftKings Holdings, Inc.
0.00%, 3/15/2028 (2)(a) 13,200,000 10,579,800
MakeMyTrip Ltd. (India)
0.00%, 2/15/2028 (2)(a) 10,150,000 13,205,150
Marriott Vacations Worldwide Corp.
3.25%, 12/15/2027 (2)(a) 10,675,000 9,442,037
NCL Corp. Ltd.
2.50%, 2/15/2027 (2)(a) 275,000 257,400
1.13%, 2/15/2027 (2)(a) 15,638,000 14,279,058
76,062,490
Household Durables - 0.1%
GoPro, Inc.
1.25%, 11/15/2025 (2)(a) 1,225,000 1,080,328
Specialty Retail - 1.7%
Burlington Stores, Inc.
1.25%, 12/15/2027 (2)(a)(e) 7,800,000 8,778,900
Wayfair, Inc.
1.13%, 11/1/2024 (2)(a) 2,863,000 2,812,897
1.00%, 8/15/2026 (2)(a) 8,075,000 7,049,475
3.25%, 9/15/2027 (2)(a) 10,150,000 12,497,695
31,138,967
Total Consumer Discretionary 145,537,580
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.3%
Chefs' Warehouse, Inc. (The)
2.38%, 12/15/2028 (2) 5,100,000 4,841,007
Food Products - 0.2%
Freshpet, Inc.
3.00%, 4/1/2028 (2)(a)(e) 3,200,000 4,588,800
Total Consumer Staples 9,429,807

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Energy - 1.3%
Energy Equipment & Services - 0.5%
Nabors Industries, Inc.
1.75%, 6/15/2029 (2)(a)(e) $ 12,646,000 9,129,147
Oil, Gas & Consumable Fuels - 0.8%
Northern Oil and Gas, Inc.
3.63%, 4/15/2029 (2)(a) 10,572,000 12,464,388
World Kinect Corp.
3.25%, 7/1/2028 (2)(a)(e) 1,625,000 1,639,625
14,104,013
Total Energy 23,233,160
Financials - 2.7%
Capital Markets - 0.4%
WisdomTree, Inc.
5.75%, 8/15/2028 (2)(a)(e) 7,000,000 7,217,000
Consumer Finance - 1.2%
EZCORP, Inc.
2.38%, 5/1/2025 (2)(a) 1,540,000 1,429,274
3.75%, 12/15/2029 (2)(a)(e) 9,850,000 9,943,575
LendingTree, Inc.
0.50%, 7/15/2025 (2)(a) 2,876,000 2,372,700
SoFi Technologies, Inc.
0.00%, 10/15/2026 (2)(a)(e) 10,025,000 8,436,038
22,181,587
Financial Services - 1.1%
Block, Inc.
0.25%, 11/1/2027 (2)(a) 5,550,000 4,557,937
Repay Holdings Corp.
0.00%, 2/1/2026 (2)(a)(e) 3,475,000 2,945,063
Shift4 Payments, Inc.
0.50%, 8/1/2027 (2)(a) 12,438,000 11,590,972
19,093,972
Total Financials 48,492,559
Health Care - 5.2%
Biotechnology - 2.3%
Alnylam Pharmaceuticals, Inc.
1.00%, 9/15/2027 (2)(a) 5,942,000 5,838,015
Cytokinetics, Inc.
3.50%, 7/1/2027 (2)(a) 6,641,000 11,654,955
Exact Sciences Corp.
2.00%, 3/1/2030 (2)(a)(e) 7,300,000 8,756,350
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(a) 2,075,000 1,879,120
Intercept Pharmaceuticals, Inc.
2.00%, 5/15/2026 (2) 3,082,000 3,066,590
Natera, Inc.
2.25%, 5/1/2027 (2)(a) 4,700,000 8,037,000
Sarepta Therapeutics, Inc.
1.25%, 9/15/2027 (2)(a) 1,875,000 1,897,312
41,129,342
Health Care Equipment & Supplies - 0.8%
Cutera, Inc.
2.25%, 6/1/2028 (2)(a) 4,482,000 1,131,705
4.00%, 6/1/2029 (2)(a) 1,033,000 221,062
Lantheus Holdings, Inc.
2.63%, 12/15/2027 (2)(a) 2,500,000 2,801,500
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Health Care Equipment & Supplies - 0.8% (continued)
TransMedics Group, Inc.
1.50%, 6/1/2028 (2)(a)(e) $ 8,675,000 9,792,340
13,946,607
Health Care Providers & Services - 0.6%
Guardant Health, Inc.
0.00%, 11/15/2027 (2)(a) 14,525,000 10,167,500
Health Care Technology - 0.7%
Evolent Health, Inc.
3.50%, 12/1/2029 (2)(a)(e) 2,146,000 2,502,236
Teladoc Health, Inc.
1.25%, 6/1/2027 (2)(a) 11,425,000 9,390,207
11,892,443
Life Sciences Tools & Services - 0.2%
CryoPort, Inc.
0.75%, 12/1/2026 (2)(a)(e) 3,083,000 2,450,985
Inotiv, Inc.
3.25%, 10/15/2027 (2)(a) 3,500,000 1,474,236
3,925,221
Pharmaceuticals - 0.6%
Innoviva, Inc.
2.13%, 3/15/2028 (2)(a) 13,373,000 11,667,943
Total Health Care 92,729,056
Industrials - 4.2%
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc.
3.88%, 8/15/2029 (2)(a)(e) 15,487,000 13,744,713
Electrical Equipment - 1.5%
Array Technologies, Inc.
1.00%, 12/1/2028 (2)(a) 12,850,000 12,637,975
Bloom Energy Corp.
3.00%, 6/1/2028 (2)(a)(e) 13,365,000 14,233,725
26,871,700
Machinery - 0.9%
3D Systems Corp.
0.00%, 11/15/2026 (2)(a) 6,850,000 5,209,425
Greenbrier Cos., Inc. (The)
2.88%, 4/15/2028 (2)(a) 11,535,000 11,315,835
16,525,260
Passenger Airlines - 0.6%
JetBlue Airways Corp.
0.50%, 4/1/2026 (2)(a) 12,675,000 9,125,903
Spirit Airlines, Inc.
1.00%, 5/15/2026 (2)(a) 1,846,000 1,279,278
10,405,181
Trading Companies & Distributors - 0.4%
Xometry, Inc.
1.00%, 2/1/2027 (2)(a) 8,800,000 8,267,589
Total Industrials 75,814,443
Information Technology - 9.1%
Communications Equipment - 1.7%
Infinera Corp.
2.50%, 3/1/2027 (2)(a) 2,925,000 2,669,935
3.75%, 8/1/2028 (2)(a) 8,750,000 8,591,625

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Communications Equipment - 1.7% (continued)
Lumentum Holdings, Inc.
0.50%, 6/15/2028 (2)(a) $ 11,406,000 8,975,381
1.50%, 12/15/2029 (2)(a)(e) 11,036,000 10,969,784
31,206,725
IT Services - 0.5%
DigitalOcean Holdings, Inc.
0.00%, 12/1/2026 (2)(a) 10,530,000 8,680,932
Semiconductors & Semiconductor Equipment - 1.4%
ON Semiconductor Corp.
0.50%, 3/1/2029 (2)(a)(e) 14,350,000 15,246,875
Semtech Corp.
4.00%, 11/1/2028 (2)(a)(e) 5,155,000 6,590,668
SMART Global Holdings, Inc.
2.25%, 2/15/2026 (2)(a) 900,000 1,006,650
2.00%, 2/1/2029 (2)(a) 1,000,000 1,077,000
Veeco Instruments, Inc.
2.88%, 6/1/2029 (2)(a)(e) 1,215,000 1,550,340
25,471,533
Software - 3.8%
8x8, Inc.
4.00%, 2/1/2028 (2)(a) 9,300,000 8,016,600
Cerence, Inc.
1.50%, 7/1/2028 (2)(a)(e) 12,812,000 10,499,434
Envestnet, Inc.
2.63%, 12/1/2027 (2)(a) 4,200,000 4,142,250
LivePerson, Inc.
0.00%, 12/15/2026 (2)(a) 200,000 132,160
PagerDuty, Inc.
1.50%, 10/15/2028 (2)(a)(e) 9,874,000 10,701,441
Rapid7, Inc.
1.25%, 3/15/2029 (2)(a)(e) 5,175,000 5,750,978
Splunk, Inc.
1.13%, 6/15/2027 (2) 23,603,000 22,859,505
Unity Software, Inc.
0.00%, 11/15/2026 (2)(a) 6,825,000 5,671,575
Veritone, Inc.
1.75%, 11/15/2026 (2)(a) 1,091,000 242,710
68,016,653
Technology Hardware, Storage & Peripherals - 1.7%
Seagate HDD Cayman
3.50%, 6/1/2028 (2)(a)(e) 6,900,000 8,324,850
Western Digital Corp.
3.00%, 11/15/2028 (2)(a)(e) 18,375,000 22,472,625
30,797,475
Total Information Technology 164,173,318
Real Estate - 0.9%
Diversified REITs - 0.4%
HAT Holdings I LLC
0.00%, 5/1/2025 (2)(a)(e) 6,812,000 6,854,916
Office REITs - 0.4%
Corporate Office Properties LP
5.25%, 9/15/2028 (2)(a)(e) 6,375,000 6,716,062
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Real Estate Management & Development - 0.1%
Redfin Corp.
0.50%, 4/1/2027 (2)(a) $ 4,535,000 2,911,017
Total Real Estate 16,481,995
Utilities - 2.6%
Electric Utilities - 2.1%
Alliant Energy Corp.
3.88%, 3/15/2026 (2)(a)(e) 5,075,000 5,036,938
Duke Energy Corp.
4.13%, 4/15/2026 (2)(a)(e) 6,450,000 6,466,125
Evergy, Inc.
4.50%, 12/15/2027 (2)(a)(e) 10,141,000 10,409,736
FirstEnergy Corp.
4.00%, 5/1/2026 (2)(a)(e) 7,708,000 7,634,774
PPL Capital Funding, Inc.
2.88%, 3/15/2028 (2)(a)(e) 8,215,000 7,956,227
37,503,800
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.
4.25%, 8/15/2026 (2)(a)(e) 8,809,000 8,848,641
Total Utilities 46,352,441
TOTAL CONVERTIBLE BONDS
(Cost $662,501,563) 675,254,278
NO. OF
RIGHTS
RIGHTS - 0.0% †
Financials - 0.0% †
Capital Markets - 0.0% †
99 Acquisition Group, Inc., expiring
5/18/2024 *(b) 9,622 1,443
Alset Capital Acquisition Corp.,
expiring 2/3/2025 *(b) 122,496 25,724
Aquaron Acquisition Corp., expiring
2/6/2024 (3)*(a)(b) 35,605 6,409
Bannix Acquisition Corp., expiring
1/14/2024 *(b) 26,277 7,095
Bellevue Life Sciences Acquisition
Corp., expiring 2/14/2024 *(b) 25,053 3,756
Breeze Holdings Acquisition Corp.,
expiring 1/26/2024 *(b) 55,000 3,575
Broad Capital Acquisition Corp.,
expiring 1/13/2024 *(b) 69,739 8,180
Cetus Capital Acquisition Corp.,
expiring 2/3/2024 (2)*(b) 27,102 4,732
Clean Energy Special Situations
Corp., expiring 5/28/2024 (2)*(b) 40,212 33,778
Deep Medicine Acquisition Corp.,
expiring 1/29/2024 *(b) 152,927 45,878
Edoc Acquisition Corp., expiring
1/12/2024 (2)*(b) 55,000 3,850
ESH Acquisition Corp., expiring
12/16/2024 (2)*(b) 97,905 10,779
Feutune Light Acquisition Corp.,
expiring 1/21/2024 (2)*(b) 94,079 724
Financial Strategies Acquisition
Corp., expiring 7/1/2024 (2)*(b) 131,193 26
Fintech Ecosystem Development
Corp., expiring 1/21/2024 *(b) 10,730 1,073

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.0% † (continued)
Global Blockchain Acquisition
Corp., expiring 1/12/2024 *(b) 161,196 17,441
Global Star Acquisition, Inc.,
expiring 1/22/2024 (2)*(b) 50,064 5,397
Globalink Investment, Inc., expiring
2/9/2024 (2)*(b) 74,843 8,121
Goldenstone Acquisition Ltd.,
expiring 6/21/2024 (2)*(b) 32,200 2,141
Inception Growth Acquisition Ltd.,
expiring 2/13/2024 *(b) 112,518 14,751
Metal Sky Star Acquisition Corp.,
expiring 2/5/2024 *(b) 103,342 9,301
Monterey Capital Acquisition Corp.,
expiring 1/13/2024 (3)*(b) 71,394 8,439
NorthView Acquisition Corp.,
expiring 1/22/2024 (2)*(b) 154,598 13,481
PHP Ventures Acquisition Corp.,
expiring 1/16/2024 (3)*(b) 29,400 4,116
Plutonian Acquisition Corp.,
expiring 2/15/2024 *(b) 15,166 2,096
Qomolangma Acquisition Corp.,
expiring 2/4/2024 (2)*(b) 23,684 2,395
Quetta Acquisition Corp., expiring
7/10/2024 *(b) 1,196 1,555
Redwoods Acquisition Corp.,
expiring 2/4/2024 (3)*(b) 74,885 5,759
RF Acquisition Corp., expiring
3/28/2024 (3)*(b) 114,573 11,457
Sagaliam Acquisition Corp.,
expiring 5/31/2028 *(b) 70,003 5,250
Trailblazer Merger Corp. I, expiring
3/29/2024 (2)*(b) 149,105 15,224
Welsbach Technology Metals
Acquisition Corp., expiring
6/30/2024 *(b) 9,289 918
Yotta Acquisition Corp., expiring
8/22/2024 (3)*(b) 68,693 8,243
Total Financials 293,107
Health Care - 0.0%
Biotechnology - 0.0%
Ambit Biosciences Corp., CVR (3)* 146,272 –
Tobira Therapeutics, Inc., CVR (3)* 11,880 –
Total Health Care –
TOTAL RIGHTS
(Cost $–) 293,107
NO. OF
WARRANTS
WARRANTS - 0.1%
Communication Services - 0.0% †
Interactive Media & Services - 0.0% †
Leafly Holdings, Inc., expiring
11/7/2026 * 20,325 319
Media - 0.0% †
Banzai International, Inc.,
expiring 12/31/2026 * 66,042 3,031
Total Communication Services 3,350
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Consumer Discretionary - 0.0% †
Automobiles - 0.0% †
Srivaru Holding Ltd., expiring
5/30/2028 (India) * 95,419 1,422
Hotels, Restaurants & Leisure - 0.0% †
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 77,682 994
Specialty Retail - 0.0% †
ECD Automotive Design, Inc.,
expiring 12/8/2027 * 31,906 766
Total Consumer Discretionary 3,182
Energy - 0.0% †
Oil, Gas & Consumable Fuels - 0.0% †
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) * 64,699 957
HNR Acquisition Corp.,
expiring 7/29/2028 (2)* 33,455 1,857
Vast Solar Pty. Ltd., expiring
6/29/2028 (Australia) (2)* 117,701 11,782
Total Energy 14,596
Financials - 0.1%
Capital Markets - 0.1%
26 Capital Acquisition Corp.,
expiring 12/31/2027 (3)*(b) 74,200 482
99 Acquisition Group, Inc.,
expiring 5/18/2024 *(b) 9,622 154
Achari Ventures Holdings
Corp. I, expiring 1/19/2024
(2)*(a)(b) 42,909 648
Acri Capital Acquisition Corp.,
expiring 1/14/2024 (2)*(a)(b) 27,498 2,475
Adit EdTech Acquisition
Corp., expiring 1/14/2024 *(b) 913 77
Aetherium Acquisition Corp.,
expiring 2/3/2024 (3)*(a)(b) 175,712 7,028
Alset Capital Acquisition
Corp., expiring 2/2/2027
(2)*(b) 53,070 531
AltEnergy Acquisition Corp.,
expiring 5/2/2024 *(a)(b) 61,463 2,274
Altitude Acquisition Corp.,
expiring 2/11/2024 *(b) 96,300 2,215
Armada Acquisition Corp. I,
expiring 1/17/2024 *(b) 64,166 1,033
Arogo Capital Acquisition
Corp., expiring 1/29/2024 *(b) 96,774 2,419
Arrowroot Acquisition Corp.,
expiring 2/6/2024 *(a)(b) 41,500 3,362
Athena Technology
Acquisition Corp. II, expiring
2/14/2024 *(b) 319,116 7,978
Atlantic Coastal Acquisition
Corp. II, expiring 3/19/2024
(2)*(a)(b) 206,631 4,153

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Ault Disruptive Technologies
Corp., expiring 1/20/2024
(2)*(a)(b) 54,855 2,743
Bannix Acquisition Corp.,
expiring 1/14/2024 *(b) 26,277 328
Banyan Acquisition Corp.,
expiring 1/24/2024 *(b) 164,007 60,519
Bellevue Life Sciences
Acquisition Corp., expiring
2/14/2024 *(b) 25,053 481
Berenson Acquisition Corp. I,
expiring 9/30/2024 *(b) 15,392 462
Bite Acquisition Corp.,
expiring 1/17/2024 *(b) 41,600 1,248
Breeze Holdings Acquisition
Corp., expiring 1/26/2024 *(b) 55,000 7,150
BurTech Acquisition Corp.,
expiring 1/15/2024 *(b) 447,209 40,249
byNordic Acquisition Corp.,
expiring 2/12/2024 *(b) 69,207 8,305
Canna-Global Acquisition
Corp., expiring 2/2/2024 *(b) 188,580 3,545
Cetus Capital Acquisition
Corp., expiring 2/3/2024
(2)*(b) 27,102 388
CF Acquisition Corp. VII,
expiring 1/20/2024 (2)*(b) 48,764 1,414
Churchill Capital Corp. VII,
expiring 1/17/2024 *(b) 16,600 2,160
Clean Energy Special
Situations Corp., expiring
5/28/2024 (3)*(b) 20,106 1,508
Concord Acquisition Corp. II,
expiring 6/3/2024 *(b) 95,464 12,410
Concord Acquisition Corp. III,
expiring 8/8/2024 *(b) 215,234 21,523
Conx Corp., expiring
5/3/2024 *(b) 92,500 28,305
Corner Growth Acquisition
Corp., expiring 3/20/2024 *(b) 110,400 7,728
Digital Health Acquisition
Corp., expiring 2/8/2024 *(b) 71,745 1,865
Direct Selling Acquisition
Corp., expiring 1/28/2024 *(b) 51,291 513
dMY Squared Technology
Group, Inc., expiring
1/29/2024 *(b) 6,140 921
DUET Acquisition Corp.,
expiring 1/24/2024 *(b) 73,788 3,689
Edify Acquisition Corp.,
expiring 1/20/2024 *(b) 41,550 598
Edoc Acquisition Corp.,
expiring 1/12/2024 *(b) 55,000 710
Everest Consolidator
Acquisition Corp., expiring
2/28/2024 *(b) 65,508 8,516
ExcelFin Acquisition Corp.,
expiring 1/25/2024 (2)*(b) 67,393 1,368
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Feutune Light Acquisition
Corp., expiring 1/21/2024
(3)*(b) 94,079 1,129
Financial Strategies
Acquisition Corp., expiring
3/31/2028 (3)*(b) 131,193 26
Fintech Ecosystem
Development Corp., expiring
1/21/2024 *(b) 5,365 50
Flame Acquisition Corp.,
expiring 3/1/2024 *(b) 65,866 127,121
Focus Impact Acquisition
Corp., expiring 4/1/2024
(2)*(b) 50,975 1,020
Focus Impact BH3
Acquisition Co., expiring
7/31/2024 *(b) 42,289 2,537
Fortune Rise Acquisition
Corp., expiring 2/5/2024
(2)*(b) 49,324 1,973
Four Leaf Acquisition Corp.,
expiring 3/22/2024 (2)*(b) 111,000 3,330
FTAC Emerald Acquisition
Corp., expiring 1/19/2024 *(b) 118,863 5,955
Future Health ESG Corp.,
expiring 12/31/2024 (3)*(b) 45,911 1,267
FutureTech II Acquisition
Corp., expiring 1/18/2024
(3)*(b) 38,964 581
GigCapital5, Inc., expiring
3/31/2024 *(b) 123,100 800
Global Blockchain Acquisition
Corp., expiring 1/12/2024
(3)*(b) 161,196 2,418
Global Star Acquisition, Inc.,
expiring 1/22/2024 (2)*(b) 50,064 501
Global Systems Dynamics,
Inc., expiring 12/31/2027 *(b) 69,500 327
Globalink Investment, Inc.,
expiring 2/9/2024 *(b) 74,843 247
Goal Acquisitions Corp.,
expiring 2/10/2024 (2)*(b) 84,630 313
Golden Arrow Merger Corp.,
expiring 1/19/2024 *(b) 131,733 17,138
Goldenstone Acquisition Ltd.,
expiring 6/21/2024 (3)*(b) 32,200 644
Gores Holdings IX, Inc.,
expiring 12/6/2024 (2)*(b) 552,098 65,148
Hennessy Capital Investment
Corp. VI, expiring 9/30/2024
*(b) 232,490 14,205
Inception Growth Acquisition
Ltd., expiring 2/13/2024
(2)*(b) 56,259 956
Insight Acquisition Corp.,
expiring 2/8/2024 *(b) 25,170 956
Integral Acquisition Corp. 1,
expiring 2/5/2024 (2)*(b) 53,808 3,772

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Integrated Rail and
Resources Acquisition Corp.,
expiring 1/15/2024 (2)*(b) 54,219 5,422
InterPrivate III Financial
Partners, Inc., expiring
12/31/2027 (3)*(b) 16,500 166
Iris Acquisition Corp., expiring
3/9/2024 (3)*(b) 63,888 1,923
Kingswood Acquisition Corp.,
expiring 1/24/2024 *(b) 112,062 11,206
Landcadia Holdings IV, Inc.,
expiring 3/29/2024 *(b) 84,500 5,484
Learn CW Investment Corp.,
expiring 1/13/2024 *(b) 13,352 267
Maquia Capital Acquisition
Corp., expiring 2/7/2024 *(b) 113,500 2,270
Marblegate Acquisition Corp.,
expiring 10/5/2024 *(b) 573,387 17,202
Metal Sky Star Acquisition
Corp., expiring 2/5/2024
(3)*(b) 103,342 620
Monterey Capital Acquisition
Corp., expiring 1/13/2024
(3)*(b) 71,394 643
New Providence Acquisition
Corp. II, expiring 5/9/2024
*(b) 41,859 2,072
Newbury Street Acquisition
Corp., expiring 1/25/2024
(2)*(b) 88,000 6,160
Northern Star Investment
Corp. II, expiring 12/8/2024
(2)*(b) 16,500 86
Northern Star Investment
Corp. III, expiring 3/4/2024
(2)*(b) 13,777 21
Northern Star Investment
Corp. IV, expiring 3/4/2024
(2)*(b) 13,777 277
NorthView Acquisition Corp.,
expiring 1/22/2024 (2)*(b) 77,299 665
Nubia Brand International
Corp., expiring 11/16/2026
*(b) 141,397 6,646
OCA Acquisition Corp.,
expiring 1/20/2024 *(b) 55,769 3,898
OceanTech Acquisitions I
Corp., expiring 2/2/2024 *(b) 104,000 2,444
Osiris Acquisition Corp.,
expiring 5/18/2024 *(b) 254,000 7,620
Papaya Growth Opportunity
Corp. I, expiring 1/19/2024
*(b) 206,644 4,133
Phoenix Biotech Acquisition
Corp., expiring 2/8/2024
(2)*(b) 106,172 2,495
PHP Ventures Acquisition
Corp., expiring 1/16/2024
(3)*(b) 14,700 103
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Plutonian Acquisition Corp.,
expiring 2/15/2024 *(b) 15,166 419
PMV Consumer Acquisition
Corp., expiring 8/31/2027 *(b) 146,000 29
Pono Capital Two, Inc.,
expiring 2/9/2024 *(b) 92,094 2,597
Power & Digital Infrastructure
Acquisition II Corp., expiring
1/14/2024 *(b) 159,558 4,771
PowerUp Acquisition Corp.,
expiring 5/23/2024 *(b) 226,462 13,588
Priveterra Acquisition Corp. II,
expiring 1/7/2027 *(b) 72,083 1,261
Qomolangma Acquisition
Corp., expiring 2/4/2024
(3)*(b) 23,684 417
Redwoods Acquisition Corp.,
expiring 2/4/2024 (3)*(b) 74,885 1,692
Relativity Acquisition Corp.,
expiring 2/15/2024 (3)*(b) 89,748 –
RF Acquisition Corp., expiring
3/28/2024 *(b) 114,573 2,280
Roth CH Acquisition V Co.,
expiring 2/3/2024 *(b) 14,143 566
ShoulderUp Technology
Acquisition Corp., expiring
5/19/2024 (3)*(b) 108,870 2,722
SilverBox Corp. III, expiring
8/28/2024 (3)*(b) 35,738 2,859
Sizzle Acquisition Corp.,
expiring 2/8/2024 *(b) 35,872 3,264
Social Leverage Acquisition
Corp. I, expiring 2/17/2024
(2)*(b) 20,666 397
Southport Acquisition Corp.,
expiring 1/14/2024 *(b) 182,986 4,575
TG Venture Acquisition Corp.,
expiring 2/5/2024 (2)*(b) 215,235 3,185
Thunder Bridge Capital
Partners IV, Inc., expiring
7/2/2024 *(b) 64,400 5,152
Twelve Seas Investment Co.
II, expiring 2/2/2024 (2)*(b) 32,933 1,330
Vision Sensing Acquisition
Corp., expiring 2/3/2024 *(b) 38,412 730
Western Acquisition Ventures
Corp., expiring 1/11/2024 *(b) 67,539 2,154
Williams Rowland Acquisition
Corp., expiring 1/29/2024 *(b) 115,833 2,896
Yotta Acquisition Corp.,
expiring 8/22/2024 *(b) 68,693 893
Zalatoris Acquisition Corp.,
expiring 10/14/2024 *(b) 54,960 2,182
647,671
Financial Services - 0.0% †
XBP Europe Holdings, Inc.,
expiring 12/31/2027 * 11,309 659

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Insurance - 0.0% †
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
* 85,665 323
Mortgage Real Estate Investment Trusts (REITs) - 0.0% †
Broadmark Realty Capital,
Inc., expiring 11/15/2024 (3)* 255,656 1,304
Total Financials 649,957
Health Care - 0.0% †
Biotechnology - 0.0% †
180 Life Sciences Corp.,
expiring 11/7/2025 * 223,232 937
Carmell Corp., expiring
7/12/2028 * 45,200 10,396
DermTech, Inc., expiring
8/29/2024 * 39,932 152
Ensysce Biosciences, Inc.,
expiring 2/1/2026 * 55,105 72
NKGen Biotech, Inc., expiring
10/2/2028 * 70,011 4,950
Peak Bio, Inc., expiring
12/31/2027 (3)* 5,171 52
ZyVersa Therapeutics, Inc.,
expiring 12/20/2026 (3)* 38,655 –
16,559
Health Care Equipment & Supplies - 0.0% †
Envoy Medical, Inc., expiring
9/29/2028 * 36,248 725
Health Care Technology - 0.0% †
iCoreConnect, Inc., expiring
5/15/2028 (2)* 66,031 7
Life Sciences Tools & Services - 0.0% †
Conduit Pharmaceuticals,
Inc., expiring 2/3/2027 (2)* 76,151 5,277
Total Health Care 22,568
Industrials - 0.0% †
Aerospace & Defense - 0.0% †
AERWINS Technology, Inc.,
expiring 6/16/2026 *(a) 26,570 345
Commercial Services & Supplies - 0.0% †
ESGL Holdings Ltd., expiring
4/13/2028 (Singapore) * 27,207 103
Royalty Management Holding
Corp., expiring 5/28/2026 * 49,760 1,732
1,835
Construction & Engineering - 0.0% †
Southland Holdings, Inc.,
expiring 9/1/2026 * 32,087 13,473
Electrical Equipment - 0.0% †
Noco-Noco, Inc., expiring
8/11/2028 (2)* 6,145 44
Machinery - 0.0% †
Nuburu, Inc., expiring
9/7/2027 * 253,579 279
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Passenger Airlines - 0.0% †
flyExclusive, Inc., expiring
5/28/2028 * 155,270 34,159
Volato Group, Inc., expiring
12/3/2028 * 63,985 7,109
41,268
Total Industrials 57,244
Information Technology - 0.0% †
Electronic Equipment, Instruments & Components - 0.0% †
Infrared Cameras Holdings,
Inc., expiring 12/19/2028 * 57,216 2,632
Ouster, Inc., expiring
9/29/2025 * 41,936 1,069
Syntec Optics Holdings, Inc.,
expiring 11/8/2026 * 16,022 1,618
5,319
Software - 0.0% †
Nvni Group Ltd., expiring
11/1/2028 (Cayman Islands) * 66,869 2,374
Technology Hardware, Storage & Peripherals - 0.0% †
CompoSecure, Inc., expiring
10/31/2025 * 11,296 4,215
Total Information Technology 11,908
Materials - 0.0% †
Chemicals - 0.0% †
Global Gas Corp., expiring
10/29/2027 * 19,311 676
Metals & Mining - 0.0% †
NioCorp Developments Ltd.,
expiring 3/17/2028 (Canada)
* 96,961 51,389
Total Materials 52,065
Utilities - 0.0% †
Independent Power and Renewable Electricity Producers - 0.0% †
Alternus Clean Energy, Inc.,
expiring 12/22/2028 (3)* 95,543 3,822
Total Utilities 3,822
TOTAL WARRANTS
(Cost $312,091) 818,692
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DEMC Ltd., Class A (United
Kingdom) (acquired 1/24/2014 -
10/29/2015, Cost $129,686) (3)*(c) 12,969 –
DEMC Ltd., Class A-2 (acquired
2/8/2023, Cost $–) (3)*(c) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
2/8/2023, Cost $–) (3)*(c) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
2/8/2023, Cost $–) (3)*(c) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(c) 10,488 –

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Health Care Equipment & Supplies - 0.0% (continued)
DEMC Ltd., Class B-2 (Malaysia)
(acquired 4/12/2017, Cost $–)
(3)*(c) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(c) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(c) 40,321,771,424,070 –
Total Health Care –
TOTAL SECURITIES IN LITIGATION
(Cost $129,697) –
UNITS - 0.0% †
Financials - 0.0% †
Capital Markets - 0.0% †
Iron Horse Acquisitions Corp.
*(b)
(Cost $634,649) 63,190 634,427
SHARES
SHORT-TERM INVESTMENTS - 52.5%
INVESTMENT COMPANIES - 19.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.19%
(f)(g) 14,472,367 14,472,367
Limited Purpose Cash Investment
Fund, 5.37% (f)(h) 333,931,136 333,797,563
TOTAL INVESTMENT COMPANIES
(Cost $348,145,759) 348,269,930
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 33.1%
U.S. Treasury Bills
5.40%, 1/4/2024 (2)(i) $ 47,494,000 47,480,198
5.41%, 1/11/2024 (2)(a)(i)(j) 79,701,000 79,596,854
5.39%, 1/18/2024 (2)(i)(j) 6,627,000 6,611,445
5.41%, 2/8/2024 (2)(i)(j) 5,211,000 5,182,779
5.44%, 2/15/2024 (2)(i) 105,733,000 105,055,709
5.44%, 2/22/2024 (2)(i)(j) 123,952,000 123,030,568
5.45%, 3/7/2024 (2)(i)(j) 30,979,000 30,687,792
5.45%, 3/21/2024 (2)(a)(i)(j) 21,230,000 20,988,126
5.46%, 3/28/2024 (2)(i)(j) 25,755,000 25,435,266
5.47%, 4/11/2024 (2)(a)(i)(j) 36,203,000 35,681,476
5.48%, 4/18/2024 (2)(i)(j) 64,919,000 63,917,136
5.47%, 4/25/2024 (2)(i)(j) 53,643,000 52,764,180
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $596,243,197) 596,431,529
TOTAL SHORT-TERM INVESTMENTS
(Cost $944,388,956) 944,701,459
TOTAL LONG POSITIONS
(Cost $1,993,647,333) 2,027,134,425
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (16.6)%
COMMON STOCKS - (15.7)%
Communication Services - (1.4)%
Diversified Telecommunication Services - (0.2)%
Bandwidth, Inc., Class A
(497) (7,192)
EchoStar Corp., Class A
(253,034) (4,192,773)
(4,199,965)
Entertainment - (0.2)%
Atlanta Braves Holdings, Inc.,
Class A (49,621) (2,122,787)
Liberty Media Corp-Liberty Formula
One, Class C (10,809) (682,372)
(2,805,159)
Interactive Media & Services - (0.7)%
Alphabet, Inc., Class C
(70,479) (9,932,605)
Eventbrite, Inc., Class A
(48,660) (406,798)
Match Group, Inc.
(23,861) (870,926)
Snap, Inc., Class A
(62,872) (1,064,423)
(12,274,752)
Media - (0.3)%
Cable One, Inc.
(132) (73,470)
Liberty Media Corp-Liberty
SiriusXM, Class A (117,121) (3,366,057)
Paramount Global, Class A
(115,406) (2,268,882)
(5,708,409)
Total Communication Services (24,988,285)
Consumer Discretionary - (3.8)%
Automobile Components - (0.4)%
LCI Industries
(32,977) (4,145,539)
Patrick Industries, Inc.
(39,343) (3,948,070)
(8,093,609)
Automobiles - (0.1)%
Ferrari NV (Italy)
(3,622) (1,225,794)
Stellantis NV
(36,632) (854,258)
(2,080,052)
Broadline Retail - (0.1)%
Etsy, Inc. (20,907) (1,694,512)
Hotels, Restaurants & Leisure - (2.0)%
Carnival Corp.
(1,055,921) (19,576,776)
DraftKings, Inc., Class A
(48,209) (1,699,367)
MakeMyTrip Ltd. (India)
(197,335) (9,270,798)
Marriott Vacations Worldwide Corp.
(11,820) (1,003,400)
Norwegian Cruise Line Holdings
Ltd. (226,648) (4,542,026)
(36,092,367)
Household Durables - (0.0)% †
GoPro, Inc., Class A (17,071) (59,236)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
Specialty Retail - (0.8)%
Burlington Stores, Inc.
(26,135) (5,082,735)
Wayfair, Inc., Class A
(147,442) (9,097,171)
(14,179,906)
Textiles, Apparel & Luxury Goods - (0.4)%
Under Armour, Inc., Class C (861,391) (7,192,615)
Total Consumer Discretionary (69,392,297)
Consumer Staples - (0.4)%
Beverages - (0.1)%
Brown-Forman Corp., Class A (30,481) (1,816,363)
Consumer Staples Distribution & Retail - (0.1)%
Chefs' Warehouse, Inc. (The) (72,586) (2,136,206)
Food Products - (0.2)%
Freshpet, Inc. (37,199) (3,227,385)
Household Products - (0.0)% †
Central Garden & Pet Co. (20,978) (1,051,208)
Total Consumer Staples (8,231,162)
Energy - (0.6)%
Energy Equipment & Services - (0.2)%
Nabors Industries Ltd. (32,020) (2,613,792)
Oil, Gas & Consumable Fuels - (0.4)%
Northern Oil and Gas, Inc.
(184,600) (6,843,122)
World Kinect Corp.
(32,006) (729,097)
(7,572,219)
Total Energy (10,186,011)
Financials - (0.7)%
Capital Markets - (0.1)%
Penson Worldwide, Inc. (3)
(212,307) –
WisdomTree, Inc.
(385,094) (2,668,701)
(2,668,701)
Consumer Finance - (0.4)%
EZCORP, Inc., Class A
(614,869) (5,373,955)
SoFi Technologies, Inc.
(143,125) (1,424,094)
(6,798,049)
Financial Services - (0.2)%
Block, Inc., Class A
(3,154) (243,962)
Shift4 Payments, Inc., Class A
(50,700) (3,769,038)
(4,013,000)
Mortgage Real Estate Investment Trusts (REITs) - (0.0)% †
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (6,407) (176,705)
Total Financials (13,656,455)
Health Care - (2.0)%
Biotechnology - (1.3)%
Alnylam Pharmaceuticals, Inc.
(11,419) (2,185,711)
Cytokinetics, Inc.
(107,916) (9,009,907)
Exact Sciences Corp.
(67,739) (5,011,331)
Natera, Inc.
(105,916) (6,634,578)
INVESTMENTS SHARES VALUE ($)
Biotechnology - (1.3)% (continued)
Sarepta Therapeutics, Inc.
(7,396) (713,196)
(23,554,723)
Health Care Equipment & Supplies - (0.4)%
Cutera, Inc.
(885) (3,120)
Lantheus Holdings, Inc.
(19,420) (1,204,040)
TransMedics Group, Inc.
(64,997) (5,130,213)
(6,337,373)
Health Care Providers & Services - (0.0)% †
Guardant Health, Inc. (17,515) (473,781)
Health Care Technology - (0.1)%
Evolent Health, Inc., Class A
(40,656) (1,342,868)
Teladoc Health, Inc.
(943) (20,321)
(1,363,189)
Life Sciences Tools & Services - (0.0)% †
CryoPort, Inc.
(1,049) (16,249)
Inotiv, Inc.
(14,786) (54,265)
(70,514)
Pharmaceuticals - (0.2)%
Innoviva, Inc. (244,843) (3,927,282)
Total Health Care (35,726,862)
Industrials - (1.5)%
Air Freight & Logistics - (0.3)%
Air Transport Services Group, Inc. (271,338) (4,778,262)
Electrical Equipment - (0.7)%
Array Technologies, Inc.
(350,015) (5,880,252)
Bloom Energy Corp., Class A
(472,424) (6,991,875)
(12,872,127)
Machinery - (0.3)%
3D Systems Corp.
(15,106) (95,923)
CNH Industrial NV (United
Kingdom) (29,909) (364,292)
Greenbrier Cos., Inc. (The)
(114,689) (5,066,960)
(5,527,175)
Passenger Airlines - (0.0)% †
JetBlue Airways Corp.
(14,670) (81,419)
Spirit Airlines, Inc.
(35,478) (581,484)
(662,903)
Professional Services - (0.0)% †
Clarivate plc (2,647) (24,511)
Trading Companies & Distributors - (0.2)%
Xometry, Inc., Class A (83,119) (2,984,804)
Total Industrials (26,849,782)
Information Technology - (3.3)%
Communications Equipment - (0.6)%
Infinera Corp.
(959,553) (4,557,877)
Lumentum Holdings, Inc.
(137,517) (7,208,641)
(11,766,518)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
IT Services - (0.0)% †
DigitalOcean Holdings, Inc. (4,129) (151,493)
Semiconductors & Semiconductor Equipment - (0.8)%
ON Semiconductor Corp.
(92,566) (7,732,038)
Semtech Corp.
(207,470) (4,545,668)
SMART Global Holdings, Inc.
(59,051) (1,117,835)
Veeco Instruments, Inc.
(32,013) (993,363)
(14,388,904)
Software - (0.9)%
8x8, Inc.
(657,078) (2,483,755)
Cerence, Inc.
(154,176) (3,031,100)
Envestnet, Inc.
(28,051) (1,389,085)
PagerDuty, Inc.
(251,525) (5,822,804)
Rapid7, Inc.
(57,460) (3,280,966)
Unity Software, Inc.
(1,326) (54,220)
Veritone, Inc.
(2,375) (4,299)
(16,066,229)
Technology Hardware, Storage & Peripherals - (1.0)%
Seagate Technology Holdings plc
(53,545) (4,571,137)
Western Digital Corp.
(249,941) (13,089,410)
(17,660,547)
Total Information Technology (60,033,691)
Materials - (1.2)%
Chemicals - (1.2)%
Novozymes A/S, Class B
(Denmark) (2) (380,858) (20,937,056)
Real Estate - (0.3)%
Office REITs - (0.1)%
COPT Defense Properties, REIT (82,359) (2,110,861)
Real Estate Management & Development - (0.0)% †
Redfin Corp. (3,394) (35,026)
Retail REITs - (0.2)%
Kimco Realty Corp., REIT (120,980) (2,578,084)
Total Real Estate (4,723,971)
Utilities - (0.5)%
Electric Utilities - (0.4)%
Alliant Energy Corp.
(18,146) (930,890)
Duke Energy Corp.
(12,977) (1,259,288)
Evergy, Inc.
(30,096) (1,571,011)
FirstEnergy Corp.
(34,579) (1,267,666)
PPL Corp.
(73,096) (1,980,902)
(7,009,757)
Multi-Utilities - (0.1)%
CenterPoint Energy, Inc. (54,963) (1,570,293)
Total Utilities (8,580,050)
TOTAL COMMON STOCKS
(Proceeds $(273,292,462)) (283,305,622)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
CORPORATE BONDS - (0.1)%
Real Estate - (0.1)%
Diversified REITs - (0.1)%
HAT Holdings I LLC
3.75%, 9/15/2030 (2)(e)
(Proceeds $(1,972,022)) $ (2,375,000) (2,000,119)
CONVERTIBLE BONDS - (0.8)%
Consumer Discretionary - (0.7)%
Hotels, Restaurants & Leisure - (0.7)%
Booking Holdings, Inc.
0.75%, 5/1/2025 (2) (6,200,000) (11,679,560)
Real Estate - (0.1)%
Real Estate Management & Development - (0.1)%
Zillow Group, Inc.
1.38%, 9/1/2026 (2) (1,650,000) (2,248,950)
TOTAL CONVERTIBLE BONDS
(Proceeds $(9,332,391)) (13,928,510)
TOTAL SHORT POSITIONS
(Proceeds $(284,596,875)) (299,234,251)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.0%
(Cost $1,709,050,458) 1,727,900,174
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.0% ‡ 71,823,688
NET ASSETS - 100.0% 1,799,723,862

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2023 amounted to $684,418,999; additional securities sold but not yet settled totaling $1,245,517 were also segregated. In addition,
$51,830,875 of cash collateral was also pledged.
(b) Special Purpose Acquisition Company.
(c) Restricted securities.  Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities). Total value of all such securities at December 31, 2023 amounted to $0, which represents 0.00% of net assets of the Fund.
(d) Defaulted security.
(e) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2023 amounted to $278,637,174, which represents
15.48% of net assets of the Fund.
(f) Represents 7-day effective yield as of December 31, 2023.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(h) For the period ended December 31, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(i) The rate shown was the effective yield at the date of purchase.
(j) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 52,423,346 2.9%
Consumer Discretionary 85,137,754 4.7
Consumer Staples 4,020,046 0.3
Energy 13,184,999 0.7
Financials 219,244,147 12.3
Health Care 128,644,547 7.2
Industrials 65,478,198 3.6
Information Technology 120,640,622 6.7
Materials 44,890,061 2.4
Real Estate 11,742,538 0.6
Utilities 37,792,457 2.1
Investment Companies 348,269,930 19.4
U.S. Treasury Obligations 596,431,529 33.1
Total Investments In Securities
At Value 1,727,900,174 96.0
Other Assets in Excess of
Liabilities ‡ 71,823,688 4.0
Net Assets
$ 1,799,723,862 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2023
Shares
Held At
12/31/2023
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 18.6%
INVESTMENT COMPANIES - 18.6%
Limited Purpose
Cash Investment
Fund,
5.37% (a)
(Cost $333,673,392) $519,255,218 $1,320,480,685 $(1,505,945,419) $44,282 $(37,203) $333,797,563 333,931,136 $23,716,954 $–
(a) Represents 7-day effective yield as of December 31, 2023.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Credit default swap contracts outstanding - buy protection as of December 31, 2023:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
41.V2 5.00 % Quarterly 12/20/2028 3.56 % USD 100,525,000 $ (1,128,906) $ (4,814,558) $ (5,943,464)
$ (1,128,906) $ (4,814,558) $ (5,943,464)
Total return swap contracts outstanding as of December 31, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (0.57%) Monthly JPMC 03/28/2024 USD (49,976,360) $ –
Net unrealized appreciation $ –
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
U.S. Treasury 10 Year Note (588) 3/2024 USD $ (66,287,813) $ (2,040,277)
U.S. Treasury 2 Year Note (786) 3/2024 USD (161,830,029) (1,105,196)
U.S. Treasury 5 Year Note (1,059) 3/2024 USD (115,100,063) (1,547,738)
Net value $ (4,693,211)
Forward foreign currency exchange contracts outstanding as of December 31, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 92,694 USD 100,794 CITI 3/20/2024 $ 1,855
USD 21,100 EUR 19,015 CITI 3/20/2024 43
Total unrealized appreciation 1,898
EUR 211,534 USD 235,061 CITI 3/20/2024 (811)
USD 5,047,313 EUR 4,631,156 CITI 3/20/2024 (81,185)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 4,551,153 EUR 4,181,944 JPMC 3/20/2024 $ (79,893)
USD 7,943,130 JPY 1,146,810,075 CITI 3/21/2024 (290,870)
USD 7,943,170 JPY 1,146,810,075 JPMC 3/21/2024 (290,830)
Total unrealized depreciation (743,589)
Net unrealized depreciation $ (741,691)
Total return basket swap contracts outstanding as of December 31, 2023:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the AOISR plus
or minus a specified spread
(0.04%), which is denominated
in AUD based on the local
currencies of the positions
within the swap.
52 months
maturity
03/30/2028 $2,660,429 $209,943 $433,444 $643,387
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR plus
or minus a specified spread
(-0.04% to 0.03%), which is
denominated in EUR based
on the local currencies of the
positions within the swap.
58-61 months
maturity ranging
from 09/21/2028
- 12/19/2028 $10,355,527 $(92,230) $13,063 $(79,167)
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NOWA plus
or minus a specified spread
(0.03%), which is denominated
in NOK based on the local
currencies of the positions
within the swap.
60 months
maturity
11/24/2028 $5,435,608 $(7,267) $(10,920) $(18,187)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.03% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
49-61 months
maturity ranging
from 10/15/2026
- 07/21/2028 $7,616,165 $(691,910) $(116,650) $(808,560)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the Federal Funds
Effective Rate plus or minus
a specified spread (-0.25% to
0.25%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
12 months
maturity
10/08/2024 $12,392,490 $(208,680) $6,258 $(202,422)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of short
equity positions and fixed
income positions and pays
or receives the OBFR plus
or minus a specified spread
(-0.02% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
43 months
maturity
06/25/2025 $137,758,395 $(10,517,107) $(3,942,230) $(14,459,337)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY
PRINCIPAL
AMOUNT
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
United States
Bandwidth, Inc., 0.50%, 4/1/2028 9,255,000 5,809,637 (2,370,183) 16.4
Cable One, Inc., 0.00%, 3/15/2026 7,050,000 5,981,925 (1,247,850) 8.6
Coherus Biosciences, Inc., 1.50%, 4/15/2026 7,600,000 4,258,338 (4,565,513) 31.6
Exact Sciences Corp., 0.38%, 3/1/2028 11,850,000 11,094,400 (181,557) 1.3
Exact Sciences Corp., 0.38%, 3/15/2027 9,889,000 9,578,407 (1,134,919) 7.8
Green Plains, Inc., 2.25%, 3/15/2027 5,650,000 5,923,755 (1,779,240) 12.3
Liberty Broadband Corp., 3.13%, 3/31/2053 7,075,000 7,045,481 (132,462) 0.9
Liberty Media Corp., 2.38%, 9/30/2053 14,968,000 16,284,111 1,512,686 (10.5)
PetIQ, Inc., 4.00%, 6/1/2026 2,975,000 3,010,609 (1,254,119) 8.7
Redfin Corp., 0.00%, 10/15/2025 3,550,000 2,957,594 (643,881) 4.5
Spotify USA, Inc., 0.00%, 3/15/2026 4,000,000 3,520,000 (160,000) 1.1
Stride, Inc., 1.13%, 9/1/2027 18,800,000 23,870,533 5,717,330 (39.5)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Bandwidth, Inc. (2,239) (32,398) (5,062) 0.0
Charter Communications, Inc. (5,616) (2,182,827) 132,706 (0.9)
Exact Sciences Corp. (100,330) (7,422,413) 296,522 (2.1)
Green Plains, Inc. (110,768) (2,793,569) 572,073 (4.0)
Live Nation Entertainment, Inc. (95,592) (8,947,411) (955,944) 6.6
PetIQ, Inc. (44,148) (871,923) (564) 0.0
Spotify Technology SA (699) (131,349) (9,530) 0.1
Stride, Inc. (270,199) (16,041,715) (4,307,600) 29.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
55 months
maturity
ranging from
06/07/2028
- 06/13/2028 $25,472,104 $46,518 $(57,099) $(10,581)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Arab Emirates
Network International Holdings plc 2,139,844 10,631,998 (27,276) 257.8
United Kingdom
Dechra Pharmaceuticals plc 301,966 14,840,106 73,794 (697.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
03/12/2027
- 07/30/2027 $19,856,788 $1,647,533 $(1,485,828) $161,705

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Athena Technology Acquisition Corp. II 99,000 1,070,190 97,020 60.0
Gores Holdings IX, Inc. 1,656,294 17,391,087 1,449,257 896.2
Papaya Growth Opportunity Corp. I 129,815 1,395,511 101,256 62.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.11%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
36-61 months
maturity
ranging from
10/23/2025
- 11/08/2028 $492,585,775 $(4,148,244) $473,658 $(3,674,586)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Textainer Group Holdings Ltd. 293,698 14,449,942 12,393 (0.3)
Sweden
Olink Holding AB, ADR 265,436 6,675,715 96,103 (2.6)
United States
Albertsons Cos., Inc. 1,963,221 45,154,083 2,414,646 (65.7)
Amedisys, Inc. 352,502 33,508,840 887,021 (24.1)
American Equity Investment Life Holding Co. 403,328 22,505,702 843,684 (23.0)
Bluegreen Vacations Holding Corp. 66,102 4,965,582 118,773 (3.2)
Capri Holdings Ltd. 590,296 29,656,471 (1,101,711) 30.0
Chico's FAS, Inc. 2,077,845 15,750,065 201,865 (5.5)
EngageSmart, Inc. 127,694 2,924,193 36,542 (1.0)
GNC Holdings, Inc. Escrow (a) 32,241 – – 0.0
Healthpeak Properties, Inc. 186,236 3,687,473 635,237 (17.3)
Hess Corp. 219,921 31,703,811 (1,315,597) 35.8
iRobot Corp. 183,503 7,101,566 (3,160,040) 86.0
Lakeland Bancorp, Inc. 241,688 3,574,566 (479,122) 13.0
National Western Life Group, Inc. 15,970 7,713,829 51,569 (1.4)
Pioneer Natural Resources Co. 140,598 31,617,678 (2,472,804) 67.3
PNM Resources, Inc. 825,045 34,321,872 (4,191,706) 114.1
RPT Realty 745,585 9,565,856 1,154,994 (31.4)
Sovos Brands, Inc. 832,363 18,336,957 (424,703) 11.6
SP Plus Corp. 153,259 7,854,524 (7,888) 0.2
Spirit Realty Capital, Inc. 632,787 27,646,464 2,913,350 (79.3)
Splunk, Inc. 146,901 22,380,367 1,071,843 (29.2)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Canada
Brookfield Asset Management Ltd. (15,436) (620,064) (101,752) 2.8
United States
Chevron Corp. (225,419) (33,623,498) 435,398 (11.8)
Exxon Mobil Corp. (326,468) (32,640,271) 2,383,654 (64.9)
Kimco Realty Corp. (451,081) (9,612,536) (1,161,059) 31.6
Physicians Realty Trust (276,617) (3,681,772) (544,364) 14.8
Provident Financial Services, Inc. (201,061) (3,625,130) 497,277 (13.5)
Realty Income Corp. (482,183) (27,686,948) (2,941,847) 80.1
(a) Security fair valued using significant unobservable inputs as of December 31, 2023 in accordance with procedures approved by the Board of
Trustees.
Collateral pledged to, or (received from), each counterparty at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BANA
Investment Companies $ 53 $ – $ 53
BARC
Cash – 3,513,345 3,513,345
BNPP
Cash 26,970,000 – 26,970,000
CITG
Cash – 11,490,837 11,490,837
CITI
Cash (25,540) – (25,540)
Investment Companies 856,189 – 856,189
GSIN
Cash 1,914,975 – 1,914,975
U.S. Treasury Bills 112,858,107 – 112,858,107
JPMC
Investment Companies 13,616,125 – 13,616,125
JPMS
Cash – 4,965,106 4,965,106
MSIP
U.S. Treasury Bills 16,982,069 – 16,982,069

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
December 31, 2023
† Represents less than 0.05% of net assets.
(a) For the period ended December 31, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of December 31, 2023.
All securities are Level 1 with respect to ASC 820 (See Note 5).
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within this report as well as on
Form N-CSR and Form N-PORT (Part F) which are filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 69.5%
AQR Diversified Arbitrage Fund,
Class R6 (a) 2,490,074 29,606,975
AQR Equity Market Neutral Fund,
Class R6 (a) 10,133,198 86,334,843
AQR Macro Opportunities Fund,
Class R6 (a) 5,699,719 55,914,242
AQR Managed Futures Strategy
HV Fund, Class R6 (a) 7,224,062 55,914,242
AQR Style Premia Alternative
Fund, Class R6 (a) 12,548,669 86,334,843
TOTAL ALTERNATIVE FUNDS
(Cost $329,909,172) 314,105,145
ASSET ALLOCATION FUNDS - 28.5%
AQR Multi-Asset Fund, Class R6
(a)
(Cost $123,959,050) 13,465,982 128,869,445
TOTAL INVESTMENT COMPANIES
(Cost $453,868,222) 442,974,590
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2.0%
Limited Purpose Cash Investment
Fund, 5.37% (b)
(Cost $9,211,457) 9,215,809 9,212,123
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $463,079,679) 452,186,713
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.0)% † (196,324)
NET ASSETS - 100.0% 451,990,389
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 86,334,843 19.1%
Global Flexible Allocation 128,869,445 28.5
Global Macro 55,914,242 12.4
Multi-Strategy 86,334,843 19.1
Relative Value Arbitrage 29,606,975 6.5
Systematic Trend 55,914,242 12.4
Investment Companies 9,212,123 2.0
Total Investments In Securities
At Value 452,186,713 100.0
Liabilities in Excess of Other
Assets (196,324) (0.0)†
Net Assets
$ 451,990,389 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2023
Shares
Held At
12/31/2023
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 69.5%
AQR Diversified
Arbitrage Fund $ 24,491,514 $ 29,675,107 $ (24,948,066) $ (89,890) $ 478,310 $ 29,606,975 2,490,074 $ 895,360 $ –
AQR Equity Market
Neutral Fund 36,767,279 75,621,673 (19,883,073) (1,653,961) (4,517,075) 86,334,843 10,133,198 16,274,284 –
AQR Macro
Opportunities Fund 24,511,520 50,221,689 (13,607,678) (956,054) (4,255,235) 55,914,242 5,699,719 5,622,829 –
AQR Managed
Futures Strategy HV
Fund 24,511,520 49,060,424 (13,165,090) (1,648,457) (2,844,155) 55,914,242 7,224,062 4,046,485 –
AQR Style Premia
Alternative Fund 36,767,279 80,601,014 (21,287,967) (3,135,264) (6,610,219) 86,334,843 12,548,669 16,950,398 –
(7,483,626) (17,748,374) 314,105,145 43,789,356 –
ASSET ALLOCATION FUNDS - 28.5%
AQR Multi-Asset
Fund 37,710,030 113,387,396 (28,764,061) (1,045,935) 7,582,015 128,869,445 13,465,982 3,571,863 –
TOTAL $(8,529,561) $(10,166,359) $442,974,590 $47,361,219 $–

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 101.6%
COMMON STOCKS - 4.3%
Italy - 3.9%
Assicurazioni Generali SpA (a) 20,283 428,530
Azimut Holding SpA (a) 11,185 292,381
Banca Generali SpA 441 16,405
Banco BPM SpA (a) 260,454 1,380,131
Buzzi SpA (a) 29,062 883,910
Enel SpA (a) 91,826 683,168
Intesa Sanpaolo SpA (a) 323,203 945,820
Italgas SpA (a) 19,973 114,363
Leonardo SpA (a) 80,040 1,322,509
Pirelli & C SpA (a)(b) 179,468 979,223
Poste Italiane SpA (a)(b) 115,024 1,307,447
Prysmian SpA (a) 528 24,069
UniCredit SpA (a) 27,104 738,034
Unipol Gruppo SpA (a) 168,879 963,796
10,079,786
—
United States - 0.4%
Stellantis NV (a) 14,489 339,487
Tenaris SA (a) 34,260 595,890
935,377
—
TOTAL COMMON STOCKS
(Cost $8,373,713) 11,015,163
SHORT-TERM INVESTMENTS - 97.3%
INVESTMENT COMPANIES - 44.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.19% (1)(c)(d) 9,431,658 9,431,658
Limited Purpose Cash Investment
Fund, 5.37% (1)(c) 104,118,128 104,076,481
TOTAL INVESTMENT COMPANIES
(Cost $113,479,271) 113,508,139
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 52.6%
U.S. Treasury Bills
5.41%, 1/11/2024 (e) $ 803,000 801,951
5.39%, 1/18/2024 (e) 4,072,000 4,062,442
5.41%, 1/25/2024 (e) 1,176,000 1,172,038
5.41%, 2/8/2024 (e) 2,014,000 2,003,093
5.44%, 2/15/2024 (e) 4,889,000 4,857,683
5.44%, 2/22/2024 (e)(f) 13,656,000 13,554,484
5.50%, 2/29/2024 (e) 1,969,000 1,952,300
5.45%, 3/7/2024 (e)(f) 3,993,000 3,955,465
5.45%, 3/14/2024 (e)(f) 18,730,000 18,535,639
5.45%, 3/21/2024 (e)(f) 8,742,000 8,642,402
5.46%, 3/28/2024 (e)(f) 1,639,000 1,618,653
5.49%, 4/4/2024 (e)(f) 3,376,000 3,330,649
5.47%, 4/11/2024 (e)(f) 4,337,000 4,274,523
5.48%, 4/18/2024 (e)(f) 9,903,000 9,750,172
5.47%, 4/25/2024 (e)(f) 21,083,000 20,737,602
5.47%, 5/2/2024 (e)(f) 2,544,000 2,499,902
5.40%, 5/9/2024 (e)(f) 3,773,000 3,704,071
5.41%, 5/16/2024 (e)(f) 20,882,000 20,481,614
5.37%, 5/23/2024 (e)(f) 1,105,000 1,082,772
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 52.6% (continued)
5.33%, 6/6/2024 (e)(f) $ 6,334,000 6,195,391
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $133,147,288) 133,212,846
TOTAL SHORT-TERM INVESTMENTS
(Cost $246,626,559) 246,720,985
TOTAL LONG POSITIONS
(Cost $255,000,272) 257,736,148
SHARES
SHORT POSITIONS - (3.3)%
COMMON STOCKS - (3.3)%
Italy - (3.3)%
A2A SpA (26,331) (54,086)
Amplifon SpA (16,130) (558,915)
Brunello Cucinelli SpA (1,333) (130,464)
Davide Campari-Milano NV (91,777) (1,036,412)
DiaSorin SpA (3,567) (367,628)
Eni SpA (290) (4,919)
Ferrari NV (4,551) (1,536,449)
FinecoBank Banca Fineco SpA (68,257) (1,026,869)
Hera SpA (17,748) (58,283)
Infrastrutture Wireless Italiane SpA
(b) (50,343) (637,388)
Interpump Group SpA (6,942) (360,157)
Moncler SpA (9,108) (560,774)
Nexi SpA (b) (23,599) (193,347)
Recordati Industria Chimica e
Farmaceutica SpA (10,498) (566,081)
Reply SpA (3,161) (417,786)
Snam SpA (54,226) (278,988)
Telecom Italia SpA (1) (1,147,130) (372,567)
Terna - Rete Elettrica Nazionale (18,180) (151,670)
TOTAL COMMON STOCKS
(Proceeds $(7,896,948)) (8,312,783)
TOTAL SHORT POSITIONS
(Proceeds $(7,896,948)) (8,312,783)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.3%
(Cost $247,103,324) 249,423,365
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.7% ‡ 4,249,289
NET ASSETS - 100.0% 253,672,654

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (1,009,956) (0.4) %
Consumer Discretionary (908,976) (0.3)
Consumer Staples (1,036,412) (0.4)
Energy 590,971 0.2
Financials 4,852,327 1.9
Health Care (1,492,624) (0.6)
Industrials 986,422 0.3
Information Technology (417,786) (0.2)
Materials 883,910 0.4
Utilities 254,504 0.1
Investment Companies 113,508,139 44.7
U.S. Treasury Obligations 133,212,846 52.6
Total Investments In Securities
At Value 249,423,365 98.3
Other Assets in Excess of
Liabilities ‡ 4,249,289 1.7
Net Assets
$ 253,672,654 100.0%
‡ Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2023 amounted to $8,849,355; additional securities sold but not yet settled totaling $1,196,383 were also segregated.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2023 amounted to $1,455,935, which represents 0.57%
of net assets of the Fund.
(c) Represents 7-day effective yield as of December 31, 2023.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Forward foreign currency exchange contracts outstanding as of December 31, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 500 USD 578 CITI 3/20/2024 $ 21
CHF 500 USD 578 JPMC 3/20/2024 21
SEK 500 USD 48 CITI 3/20/2024 1
SEK 500 USD 48 JPMC 3/20/2024 1
SGD 680,500 USD 511,892 CITI 3/20/2024 5,584
SGD 680,500 USD 511,889 JPMC 3/20/2024 5,585
USD 25,673 HKD 200,000 CITI 3/20/2024 14
USD 25,673 HKD 200,000 JPMC 3/20/2024 14
USD 538,878 SGD 708,000 CITI 3/20/2024 491
USD 538,880 SGD 708,000 JPMC 3/20/2024 493
Total unrealized appreciation 12,225
EUR 1,512,500 USD 1,682,130 CITI 3/20/2024 (7,201)
EUR 1,512,500 USD 1,682,122 JPMC 3/20/2024 (7,191)
USD 109 CAD 147 CITI 3/20/2024 (2)
USD 109 CAD 147 JPMC 3/20/2024 (2)
USD 296 DKK 2,000 CITI 3/20/2024 (1)
USD 296 DKK 2,000 JPMC 3/20/2024 (1)
USD 3,016,465 EUR 2,769,500 CITI 3/20/2024 (50,453)
USD 3,016,480 EUR 2,769,500 JPMC 3/20/2024 (50,439)
USD 139 NOK 1,500 CITI 3/20/2024 (9)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 139 NOK 1,500 JPMC 3/20/2024 $ (9)
Total unrealized depreciation (115,308)
Net unrealized depreciation $ (103,083)
Total return basket swap contracts outstanding as of December 31, 2023:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.20%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
44 months
maturity
08/09/2027 $1,248,897 $(28,326) $1,340 $(26,986)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.50% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
16-61 months
maturity
ranging from
04/23/2025
- 01/04/2029 $29,273,473 $173,271 $(2,165) $171,106
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 32,324 1,435,126 (4,186) (2.4)
Adecco Group AG (Registered) 28,808 1,414,862 (13,121) (7.7)
Clariant AG (Registered) 10,594 156,523 (2,818) (1.6)
DKSH Holding AG 7,315 507,932 9,132 5.3
Flughafen Zurich AG (Registered) 756 157,962 (202) (0.1)
Galenica AG 1,945 168,251 935 0.5
Georg Fischer AG (Registered) 21,612 1,572,795 7,881 4.6
Julius Baer Group Ltd. 610 34,220 52 0.0
Kuehne + Nagel International AG (Registered) 914 315,419 940 0.5

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Logitech International SA (Registered) 6,145 584,318 (243) (0.1)
Lonza Group AG (Registered) 1,289 543,425 17,788 10.4
Novartis AG (Registered) 33,813 3,415,468 (12,267) (7.2)
SGS SA (Registered) 2,745 236,978 871 0.5
Swatch Group AG (The) 1,880 511,529 (9,296) (5.4)
Swiss Life Holding AG (Registered) 39 27,103 79 0.0
Temenos AG (Registered) 3,182 296,525 2,835 1.7
Zurich Insurance Group AG 214 111,885 157 0.1
United States
Holcim AG 21,943 1,723,435 (71) (0.0)
Roche Holding AG 2,769 804,930 (2,345) (1.4)
Swiss Re AG 5,523 621,506 (8,775) (5.1)
Short Positions
Common Stocks
Switzerland
Alcon, Inc. (4,078) (319,047) (2,523) (1.5)
Avolta AG (6,941) (273,275) (149) (0.1)
Bachem Holding AG (9,187) (711,454) 44,981 26.3
Baloise Holding AG (Registered) (36) (5,644) (9) (0.0)
Barry Callebaut AG (Registered) (120) (202,581) (1,052) (0.6)
Belimo Holding AG (Registered) (285) (157,307) 1,483 0.9
BKW AG (172) (30,593) (81) (0.0)
Chocoladefabriken Lindt & Spruengli AG (105) (1,260,381) 99,171 58.0
Cie Financiere Richemont SA (Registered) (66) (9,116) (26) (0.0)
EMS-Chemie Holding AG (Registered) (797) (646,230) 5,736 3.4
Geberit AG (Registered) (1,271) (815,879) (4,059) (2.4)
Givaudan SA (Registered) (212) (879,103) 1,615 0.9
Helvetia Holding AG (Registered) (1,122) (154,709) (563) (0.3)
Partners Group Holding AG (334) (482,948) (2,628) (1.5)
Schindler Holding AG (264) (66,094) (201) (0.1)
SIG Group AG (96,278) (2,217,381) 115,945 67.8
Sika AG (Registered) (3,858) (1,258,002) (31,864) (18.6)
Sonova Holding AG (Registered) (1,355) (443,150) (1,848) (1.1)
Straumann Holding AG (Registered) (9,020) (1,457,658) (15,187) (8.9)
Swisscom AG (Registered) (790) (475,477) 4,707 2.8
Tecan Group AG (Registered) (1,032) (422,199) (3,288) (1.9)
UBS Group AG (Registered) (40,728) (1,265,076) (8,137) (4.8)
VAT Group AG (2,051) (1,030,131) (16,397) (9.6)
United States
Nestle SA (Registered) (430) (49,846) 299 0.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.85% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
16-61 months
maturity
ranging from
04/24/2025
- 01/03/2029 $9,785,136 $4,777 $(77,199) $(72,422)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 10,858 1,362,507 23,755 (32.8)
Danske Bank A/S 17,331 463,280 4,273 (5.9)
Demant A/S 9,290 407,461 (2,600) 3.6
Genmab A/S 1,565 499,005 11,152 (15.4)
ISS A/S 77,665 1,483,372 65,259 (90.1)
Pandora A/S 3,681 508,917 5,776 (8.0)
ROCKWOOL A/S 696 203,630 2,644 (3.7)
Vestas Wind Systems A/S 1,433 45,343 (192) 0.3
Short Positions
Common Stocks
Denmark
Ambu A/S (31,947) (497,697) (18,952) 26.2
AP Moller - Maersk A/S (81) (145,802) (260) 0.4
Coloplast A/S (3,750) (428,498) 5,662 (7.8)
DSV A/S (5,165) (907,525) (53,155) 73.4
GN Store Nord A/S (7,446) (189,473) 5,699 (7.9)
Novo Nordisk A/S (12,439) (1,289,068) (39,955) 55.2
Novozymes A/S (12,508) (687,607) (18,373) 25.4
Orsted A/S (230) (12,750) 41 (0.1)
Royal Unibrew A/S (220) (14,697) (102) 0.1
Tryg A/S (29,340) (638,504) 14,105 (19.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.75% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
16-64 months
maturity
ranging from
04/23/2025
- 01/03/2029 $46,751,514 $(186,509) $72,233 $(114,276)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 23,704 1,030,426 (4,258) 3.7
Proximus SADP 76,870 722,680 (1,690) 1.5
Syensqo SA 4,138 430,593 (8,817) 7.7

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Finland
Fortum OYJ 74,375 1,074,283 (3,316) 2.9
Kone OYJ 7,171 358,702 14,702 (12.9)
UPM-Kymmene OYJ 15,793 595,723 (2,483) 2.2
Valmet OYJ 11,890 343,830 9,642 (8.4)
Wartsila OYJ Abp 31,455 457,148 5,206 (4.6)
Netherlands
Aegon Ltd. 62,275 362,070 2,378 (2.1)
Akzo Nobel NV 7,492 620,389 6,481 (5.7)
Argenx SE 921 350,320 (302) 0.3
ASML Holding NV 1,078 813,769 (2,479) 2.2
BE Semiconductor Industries NV 5,774 871,735 (4,487) 3.9
EXOR NV 4,094 409,800 (1,474) 1.3
Koninklijke Ahold Delhaize NV 55,029 1,583,264 (11,404) 10.0
Koninklijke Philips NV 70,953 1,660,458 31,870 (27.9)
Koninklijke Vopak NV 10,632 357,804 (1,155) 1.0
NN Group NV 21,746 859,421 7,430 (6.5)
Spain
Acerinox SA 83,732 986,782 14,356 (12.6)
Banco de Sabadell SA 1,860,351 2,290,012 (11,187) 9.8
Banco Santander SA 375,388 1,570,129 346 (0.3)
Bankinter SA 67,418 432,395 380 (0.3)
Industria de Diseno Textil SA 21,363 932,154 15,269 (13.4)
Mapfre SA 299,864 644,415 (1,103) 1.0
Repsol SA 91,963 1,364,173 (13,996) 12.2
Telefonica SA 145,131 567,444 (8,057) 7.1
United States
Signify NV 31,686 1,062,629 2,043 (1.8)
Short Positions
Common Stocks
Belgium
D'ieteren Group (4,223) (826,071) (31,203) 27.3
Elia Group SA/NV (7,147) (894,626) (10,953) 9.6
Lotus Bakeries NV (52) (472,446) 5,347 (4.7)
Finland
Neste OYJ (14,138) (502,603) 13,541 (11.8)
Nokia OYJ (146,603) (499,320) (3,205) 2.8
Sampo OYJ (8,812) (386,074) 2,365 (2.1)
Stora Enso OYJ (65,708) (910,421) (9,997) 8.7
Netherlands
Adyen NV (1,001) (1,292,232) 8,638 (7.6)
ASM International NV (926) (481,960) 8,724 (7.6)
ASR Nederland NV (8,769) (414,247) 75 (0.1)
Heineken NV (10,800) (1,097,274) (13,028) 11.4
IMCD NV (4,284) (746,117) (13,738) 12.0
SBM Offshore NV (32,755) (450,006) (9,895) 8.7
Spain
Acciona SA (3,606) (530,963) (3,170) 2.8
Banco Bilbao Vizcaya Argentaria SA (38,302) (349,094) (256) 0.2
Cellnex Telecom SA (54,864) (2,160,160) 1,480 (1.3)
Corp. ACCIONA Energias Renovables SA (37,643) (1,168,290) (8,771) 7.7
Fluidra SA (23,534) (490,635) 1,691 (1.5)
Grifols SA (24,811) (424,451) (42,552) 37.2
Iberdrola SA (75,207) (986,474) (13,304) 11.6
Naturgy Energy Group SA (30,290) (903,467) 5,605 (4.9)
Switzerland
DSM-Firmenich AG (25,002) (2,542,539) (86,054) 75.3

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Ferrovial SE (19,090) (696,802) (16,941) 14.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
16-61 months
maturity
ranging from
04/24/2025
- 01/03/2029 $3,607,487 $11,792 $(2,601) $9,191
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 9,541 338,960 (3,994) (43.5)
Norway
Equinor ASA 2,593 82,177 (2,415) (26.3)
Mowi ASA 7,289 130,530 (1,226) (13.3)
Norsk Hydro ASA 185,335 1,245,749 13,254 144.2
Orkla ASA 31,262 242,773 2,964 32.2
United Kingdom
Subsea 7 SA 4,583 66,761 (199) (2.2)
Short Positions
Common Stocks
Norway
Gjensidige Forsikring ASA (8,779) (162,006) (2,237) (24.3)
Kongsberg Gruppen ASA (3,250) (148,788) (1,705) (18.6)
Salmar ASA (13,473) (754,553) (1,331) (14.5)
Schibsted ASA (1,837) (52,887) 2,802 30.5
Telenor ASA (13,565) (155,679) 4,072 44.3
TOMRA Systems ASA (18,692) (226,624) 1,807 19.7

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
16-61 months
maturity
ranging from
04/23/2025
- 01/02/2029 $25,268,298 $(86,642) $(49,364) $(136,006)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Guatemala
Millicom International Cellular SA 21,910 392,570 16,001 (11.8)
Sweden
Alfa Laval AB 8,130 325,477 (695) 0.5
Billerud Aktiebolag 68,519 698,302 (2,441) 1.8
Boliden AB 12,716 398,005 (2,594) 1.9
Electrolux AB 56,725 609,362 4,259 (3.1)
Elekta AB 74,548 610,547 15,556 (11.4)
Embracer Group AB 90,102 244,433 (1,234) 0.9
Essity AB 5,918 146,661 (1,670) 1.2
Evolution AB 4,174 497,167 4,744 (3.5)
Getinge AB 44,474 990,324 (4,008) 2.9
H & M Hennes & Mauritz AB 73,183 1,283,633 (28,408) 20.9
Hexpol AB 13,847 167,766 (200) 0.1
Husqvarna AB 10,040 82,815 (1,096) 0.8
Saab AB 3,703 223,156 9,627 (7.1)
Skanska AB 13,459 243,845 3,449 (2.5)
SKF AB 31,228 625,827 (10,434) 7.7
SSAB AB 92,890 711,215 (4,751) 3.5
Swedbank AB 34,817 703,918 2,818 (2.1)
Telia Co. AB 170,508 435,039 1,300 (1.0)
Trelleborg AB 47,454 1,592,750 2,959 (2.2)
Volvo AB 36,521 950,277 10,461 (7.7)
Volvo Car AB 182,078 590,513 (7,091) 5.2
Short Positions
Common Stocks
Finland
Nordea Bank Abp (18,421) (228,686) (1,094) 0.8
Sweden
AddTech AB (188) (4,136) 54 (0.0)
Assa Abloy AB (5,458) (157,295) (5,017) 3.7
Atlas Copco AB (38,154) (657,436) (16,621) 12.2
Axfood AB (12,841) (347,568) (12,095) 8.9
Beijer Ref AB (54,577) (732,366) (13,226) 9.7
Epiroc AB (92,441) (1,860,735) (13,024) 9.6
EQT AB (61,541) (1,742,450) (38,274) 28.1
Hexagon AB (72,486) (870,652) (17,224) 12.7

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Holmen AB (13,915) (587,726) 8,826 (6.5)
Indutrade AB (23,416) (610,281) (391) 0.3
Lifco AB (21,587) (529,980) 8,087 (5.9)
Nibe Industrier AB (98,328) (690,500) 32,216 (23.7)
Sandvik AB (5,707) (123,987) (493) 0.4
Securitas AB (41,125) (403,189) (5,171) 3.8
Skandinaviska Enskilda Banken AB (7,601) (104,899) (1,918) 1.4
Svenska Cellulosa AB SCA (73,033) (1,097,136) 8,558 (6.3)
Svenska Handelsbanken AB (49,596) (538,982) (1,180) 0.9
Swedish Orphan Biovitrum AB (30,360) (803,696) (15,327) 11.3
Tele2 AB (25,942) (222,989) (2,872) 2.1
Telefonaktiebolaget LM Ericsson (68,329) (430,007) (7,008) 5.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.23% to 0.24%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
14 months
maturity
ranging from
08/26/2024
- 02/25/2025 $33,392,899 $(60,603) $115,527 $54,924
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 90,765 1,280,252 (1,370) (2.5)
Alamos Gold, Inc. 37,340 502,169 (11,922) (21.7)
Atco Ltd. 18,329 534,910 8,991 16.4
Bank of Nova Scotia (The) 12,079 587,974 5,470 10.0
Bombardier, Inc. 10,436 419,078 5,041 9.2
CCL Industries, Inc. 7,194 323,528 1,814 3.3
Cenovus Energy, Inc. 28,726 478,676 (2,963) (5.4)
Empire Co. Ltd. 18,880 499,411 4,845 8.8
Fairfax Financial Holdings Ltd. 811 748,240 7,657 13.9
Finning International, Inc. 24,338 703,847 (10,102) (18.4)
George Weston Ltd. 4,013 498,199 4,391 8.0
Imperial Oil Ltd. 12,195 694,675 (2,853) (5.2)
Manulife Financial Corp. 32,869 726,315 2,729 5.0
Northland Power, Inc. 21,883 397,512 495 0.9
Open Text Corp. 10,978 461,390 (4,888) (8.9)
Parkland Corp. 15,545 501,058 (5,866) (10.7)
Shopify, Inc. 8,586 668,452 (2,544) (4.6)
SNC-Lavalin Group, Inc. 9,598 309,008 452 0.8
Stantec, Inc. 4,195 336,790 2,671 4.9
Suncor Energy, Inc. 24,986 800,465 (5,280) (9.6)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
TFI International, Inc. 4,584 623,539 (5,819) (10.6)
West Fraser Timber Co. Ltd. 3,917 335,105 (1,301) (2.4)
Whitecap Resources, Inc. 82,895 554,906 (12,512) (22.8)
Zambia
First Quantum Minerals Ltd. 66,402 543,724 (13,860) (25.2)
Short Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. (8,126) (478,527) (3,844) (7.0)
Aritzia, Inc. (17,998) (373,529) 6,599 12.0
BCE, Inc. (17,644) (694,681) (7,833) (14.3)
Brookfield Corp. (19,467) (780,854) 9,843 17.9
Canadian National Railway Co. (2,289) (287,712) (890) (1.6)
Canadian Pacific Kansas City Ltd. (6,460) (511,125) 2,486 4.5
Element Fleet Management Corp. (31,699) (515,777) (8,373) (15.2)
Enbridge, Inc. (11,030) (397,065) 1,831 3.3
Fortis, Inc. (7,104) (292,245) (1,448) (2.6)
GFL Environmental, Inc. (11,347) (391,435) (2,055) (3.7)
Gildan Activewear, Inc. (9,230) (305,240) (2,162) (3.9)
Hydro One Ltd. (32,909) (985,991) (8,941) (16.3)
Intact Financial Corp. (4,222) (649,558) (6,691) (12.2)
Pan American Silver Corp. (19,825) (323,622) 10,324 18.8
RB Global, Inc. (15,006) (1,004,175) (7,474) (13.6)
Restaurant Brands International, Inc. (6,613) (516,693) (1,093) (2.0)
Rogers Communications, Inc. (10,179) (476,513) (2,305) (4.2)
Royal Bank of Canada (7,688) (777,474) 1,334 2.4
TC Energy Corp. (7,432) (290,314) 9,142 16.6
Teck Resources Ltd. (16,554) (699,739) 3,333 6.1
Thomson Reuters Corp. (2,828) (413,470) (4,290) (7.8)
TMX Group Ltd. (12,178) (294,559) (3,492) (6.4)
Tourmaline Oil Corp. (6,531) (293,711) (246) (0.4)
WSP Global, Inc. (2,677) (375,251) (4,041) (7.4)
Chile
Lundin Mining Corp. (68,489) (560,296) 3,359 6.1
United States
Brookfield Renewable Corp. (14,073) (405,075) – –
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.30% to 0.23%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/27/2025
- 12/29/2025 $5,365,856 $(260) $(74,115) $(74,375)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 163,200 440,865 10,529 (14.2)
Yangzijiang Shipbuilding Holdings Ltd. 161,076 181,725 2,311 (3.1)
Singapore
Genting Singapore Ltd. 604,819 458,124 11,298 (15.2)
Jardine Cycle & Carriage Ltd. 10,200 229,882 9,149 (12.3)
Oversea-Chinese Banking Corp. Ltd. 22,900 225,323 5,823 (7.8)
Singapore Airlines Ltd. 118,500 588,392 11,942 (16.1)
United Overseas Bank Ltd. 21,100 455,406 13,284 (17.9)
Short Positions
Common Stocks
Singapore
CapitaLand Investment Ltd/Singapore (166,200) (397,364) (7,839) 10.5
City Developments Ltd. (119,400) (601,179) (8,257) 11.1
DBS Group Holdings Ltd. (5,435) (137,445) (6,074) 8.2
Keppel Corp. Ltd. (33,900) (181,392) (3,640) 4.9
Seatrium Ltd. (5,433,000) (485,122) (14,872) 20.0
Singapore Technologies Engineering Ltd. (315,600) (929,349) (23,022) 31.0
Singapore Telecommunications Ltd. (29,000) (54,288) (892) 1.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the RBACR
plus or minus a specified
spread (-2.13% to 0.30%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
19-49 months
maturity
07/22/2025 $22,918,173 $(135,443) $(58,887) $(194,330)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 50,859 328,764 10,416 (5.4)
Allkem Ltd. 41,787 283,839 (19,428) 10.0
ANZ Group Holdings Ltd. 11,978 211,628 3,241 (1.7)
Aristocrat Leisure Ltd. 23,928 664,804 (297) 0.2
BlueScope Steel Ltd. 54,324 866,059 33,870 (17.4)
Brambles Ltd. 29,170 270,373 3,204 (1.6)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Cochlear Ltd. 1,182 240,473 (485) 0.2
Coles Group Ltd. 15,616 171,543 2,768 (1.4)
Harvey Norman Holdings Ltd. 101,183 289,695 10,443 (5.4)
Incitec Pivot Ltd. 158,486 306,965 244 (0.1)
JB Hi-Fi Ltd. 16,462 594,919 21,229 (10.9)
Lendlease Corp. Ltd. 61,261 311,843 2,085 (1.1)
Northern Star Resources Ltd. 51,913 481,654 13,982 (7.2)
Orica Ltd. 14,983 162,869 (836) 0.4
Origin Energy Ltd. 139,867 807,130 40,596 (20.9)
Qantas Airways Ltd. 257,560 943,446 (14,862) 7.6
QBE Insurance Group Ltd. 42,146 427,048 16,683 (8.6)
Seven Group Holdings Ltd. 14,349 361,188 21,345 (11.0)
Sonic Healthcare Ltd. 13,110 286,463 6,567 (3.4)
South32 Ltd. 125,940 284,831 5,910 (3.0)
Westpac Banking Corp. 21,221 331,100 6,016 (3.1)
Whitehaven Coal Ltd. 44,500 225,826 6,883 (3.5)
Woolworths Group Ltd. 14,634 371,264 1,818 (0.9)
Worley Ltd. 15,275 182,074 2 (0.0)
Yancoal Australia Ltd. 57,278 193,293 4,289 (2.2)
New Zealand
Xero Ltd. 6,046 461,241 5,388 (2.8)
United States
James Hardie Industries plc 15,070 581,038 13,093 (6.7)
Short Positions
Common Stocks
Australia
ALS Ltd. (14,986) (131,263) (3,621) 1.9
APA Group (45,166) (262,846) 4,003 (2.1)
Cleanaway Waste Management Ltd. (385,481) (706,691) (21,080) 10.8
Commonwealth Bank of Australia (21,021) (1,602,158) (26,435) 13.6
Computershare Ltd. (17,483) (291,186) (11,808) 6.1
Domino's Pizza Enterprises Ltd. (18,396) (738,477) (28,566) 14.7
Endeavour Group Ltd. (106,672) (378,825) (5,615) 2.9
Insurance Australia Group Ltd. (34,255) (132,408) (2,387) 1.2
Liontown Resources Ltd. (464,739) (521,239) (57,279) 29.5
Lynas Rare Earths Ltd. (131,602) (642,381) (42,420) 21.8
Macquarie Group Ltd. (1,738) (217,566) (5,163) 2.7
Mineral Resources Ltd. (20,806) (991,065) (35,168) 18.1
National Australia Bank Ltd. (17,331) (362,233) (4,368) 2.2
NEXTDC Ltd. (25,005) (233,518) (6,379) 3.3
Ramsay Health Care Ltd. (14,812) (531,339) (12,869) 6.6
REA Group Ltd. (3,098) (382,012) (17,145) 8.8
Reece Ltd. (29,812) (454,723) (15,708) 8.1
Santos Ltd. (87,109) (452,924) (4) 0.0
Transurban Group (42,953) (401,369) (2,122) 1.1
Treasury Wine Estates Ltd. (32,283) (237,522) (4,770) 2.5
Wesfarmers Ltd. (4,306) (167,456) (6,567) 3.4
WiseTech Global Ltd. (3,220) (165,040) (3,585) 1.8
United States
CSL Ltd. (5,270) (1,027,382) (23,558) 12.1

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.75% to 0.28%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
8-37 months
maturity
08/21/2024 $76,612,038 $273,597 $213,275 $486,872
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 66,440 999,795 20,620 4.2
Bouygues SA 26,792 1,010,842 (8,087) (1.7)
Cie de Saint-Gobain SA 19,092 1,407,984 37,582 7.7
Dassault Aviation SA 4,366 865,036 4,212 0.9
Eiffage SA 9,935 1,066,529 27,006 5.5
Engie SA 81,554 1,436,680 (11,568) (2.4)
Ipsen SA 6,138 732,198 14,886 3.1
Orange SA 110,164 1,255,611 (11,587) (2.4)
Rexel SA 36,436 1,000,031 (13,200) (2.7)
Safran SA 4,169 735,038 (2,927) (0.6)
Societe Generale SA 50,224 1,336,226 (3,915) (0.8)
Sodexo SA 8,546 940,816 8,890 1.8
Verallia SA 17,776 684,853 10,971 2.3
Vivendi SE 73,305 784,729 9,648 2.0
Worldline SA 67,823 1,179,442 23,774 4.9
Germany
Bayerische Motoren Werke AG 16,048 1,785,688 (4,002) (0.8)
Daimler Truck Holding AG 28,155 1,057,616 (4,757) (1.0)
Deutsche Bank AG (Registered) 96,024 1,310,833 40,036 8.2
Fresenius Medical Care AG 15,334 641,088 3,750 0.8
GEA Group AG 16,683 693,582 42,350 8.7
HOCHTIEF AG 10,178 1,127,171 8,066 1.7
Mercedes-Benz Group AG 38,432 2,651,725 (44,087) (9.1)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 1,556 645,450 (3,398) (0.7)
TeamViewer SE 59,906 930,492 18,189 3.7
thyssenkrupp AG 202,668 1,409,849 (15,792) (3.2)
Singapore
STMicroelectronics NV 25,672 1,287,682 (2,099) (0.4)
Preferred Stocks
Germany
Volkswagen AG (Preference) 5,537 682,470 (8,342) (1.7)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Aeroports de Paris SA (5,727) (743,108) (5,293) (1.1)
Air Liquide SA (4,035) (785,596) (1,704) (0.3)
Capgemini SE (6,147) (1,284,671) 20,577 4.2
EssilorLuxottica SA (6,242) (1,253,386) 12,878 2.6
Hermes International SCA (661) (1,404,966) 52,121 10.7
LVMH Moet Hennessy Louis Vuitton SE (857) (696,344) 5,462 1.1
Pernod Ricard SA (7,165) (1,266,212) 13,437 2.8
Sartorius Stedim Biotech (5,925) (1,571,207) (47,176) (9.7)
SOITEC (3,400) (608,411) 2,015 0.4
Germany
adidas AG (4,808) (977,018) 43,352 8.9
Beiersdorf AG (7,512) (1,124,958) (12,055) (2.5)
Carl Zeiss Meditec AG (5,665) (616,660) 8,728 1.8
Continental AG (7,752) (658,388) (7,994) (1.6)
Deutsche Telekom AG (Registered) (30,319) (728,969) (8,178) (1.7)
Fraport AG Frankfurt Airport Services Worldwide (10,492) (633,080) 17,169 3.5
Merck KGaA (13,432) (2,138,570) (53,151) (10.9)
Puma SE (12,612) (701,600) 35,763 7.3
SAP SE (5,407) (832,254) 8,441 1.7
Siemens Healthineers AG (31,060) (1,803,301) 16,057 3.3
Wacker Chemie AG (6,247) (787,620) (1,806) (0.4)
Luxembourg
Eurofins Scientific SE (24,391) (1,591,084) (39,394) (8.1)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG (Preference) (20,332) (1,790,784) 20,609 4.2
Sartorius AG (Preference) (5,503) (2,020,816) 16,672 3.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.28% to 0.28%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
7-36 months
maturity
07/19/2024 $73,609,345 $(72,532) $243,169 $170,637
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Netherlands
Shell plc 45,721 1,496,635 18,116 10.6

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom
Associated British Foods plc 46,715 1,407,944 260 0.2
Aviva plc 119,999 664,006 736 0.4
BAE Systems plc 54,738 774,816 29,304 17.2
Barclays plc 389,013 761,714 35,286 20.7
Barratt Developments plc 93,009 666,271 12,327 7.2
BP plc 234,114 1,387,845 (375) (0.2)
British American Tobacco plc 80,799 2,364,113 (29,385) (17.2)
Burberry Group plc 115,893 2,090,355 (99,230) (58.2)
Centrica plc 1,617,887 2,900,391 (29,020) (17.0)
DCC plc 10,555 776,648 13,272 7.8
easyJet plc 102,818 667,006 13,949 8.2
Hiscox Ltd. 58,004 779,273 10,351 6.1
HSBC Holdings plc 178,031 1,440,265 26,787 15.7
Imperial Brands plc 43,303 997,173 (7,122) (4.2)
InterContinental Hotels Group plc 12,913 1,164,441 (1,026) (0.6)
Kingfisher plc 292,869 907,421 15,221 8.9
Man Group plc 246,397 730,527 4,820 2.8
Marks & Spencer Group plc 352,768 1,222,556 43,357 25.4
Melrose Industries plc 203,131 1,468,309 28,168 16.5
Rightmove plc 89,080 654,826 1,498 0.9
Rolls-Royce Holdings plc 428,148 1,633,115 32,632 19.1
Spectris plc 19,605 943,015 10,615 6.2
Taylor Wimpey plc 726,226 1,359,435 31,541 18.5
Tesco plc 314,798 1,166,241 21,313 12.5
Vodafone Group plc 971,546 848,490 15,927 9.3
Weir Group plc (The) 25,455 611,646 11,685 6.8
United States
GSK plc 38,443 710,012 3,118 1.8
Short Positions
Common Stocks
Australia
Glencore plc (164,227) (987,176) (6,063) (3.6)
Rio Tinto plc (22,054) (1,640,401) (9,935) (5.8)
Burkina Faso
Endeavour Mining plc (41,653) (932,036) 14,595 8.6
Chile
Antofagasta plc (76,556) (1,636,918) (38,524) (22.6)
Hong Kong
Prudential plc (81,752) (922,383) (22,050) (12.9)
South Africa
Anglo American plc (28,744) (719,368) (52,033) (30.5)
United Kingdom
Admiral Group plc (24,251) (829,106) (3,768) (2.2)
Ashtead Group plc (26,615) (1,849,933) (22,065) (12.9)
AstraZeneca plc (24,671) (3,327,869) (45,988) (27.0)
Croda International plc (18,140) (1,166,837) (3,794) (2.2)
Diageo plc (37,182) (1,349,527) 18 0.0
Legal & General Group plc (240,119) (767,346) (3,656) (2.1)
Lloyds Banking Group plc (2,254,506) (1,367,441) (3,572) (2.1)
Next plc (6,925) (715,871) (1,770) (1.0)
Persimmon plc (35,355) (624,941) (16,786) (9.8)
Rentokil Initial plc (202,466) (1,141,152) (24,546) (14.4)
Severn Trent plc (45,729) (1,503,776) 11,023 6.5
Spirax-Sarco Engineering plc (9,707) (1,298,755) (31,300) (18.3)
SSE plc (40,030) (944,948) (2,275) (1.3)
Unilever plc (15,009) (726,601) (6,406) (3.8)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
United Utilities Group plc (63,151) (853,061) 14,680 8.6
Wise plc (102,812) (1,143,423) (45,185) (26.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
19-49 months
maturity
07/22/2025 $10,530,560 $(73,085) $(17,582) $(90,667)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 240,500 653,325 17,309 (19.1)
Hong Kong
ASMPT Ltd. 5,600 53,400 (1,105) 1.2
CK Asset Holdings Ltd. 108,821 546,183 11,729 (12.9)
CLP Holdings Ltd. 36,000 297,436 4,678 (5.2)
Hang Lung Properties Ltd. 72,000 100,102 2,558 (2.8)
Henderson Land Development Co. Ltd. 153,000 471,154 18,532 (20.4)
HKT Trust & HKT Ltd. 55,000 65,666 231 (0.3)
Man Wah Holdings Ltd. 174,800 119,886 4,151 (4.6)
New World Development Co. Ltd. 235,000 364,372 3,156 (3.5)
Sun Hung Kai Properties Ltd. 18,000 194,785 5,184 (5.7)
Swire Pacific Ltd. 54,500 461,596 31,305 (34.5)
Swire Properties Ltd. 27,000 54,655 982 (1.1)
WH Group Ltd. 595,000 384,251 2,494 (2.8)
Macau
Sands China Ltd. 41,600 121,762 7,753 (8.6)
United Kingdom
CK Hutchison Holdings Ltd. 336,500 1,807,881 30,251 (33.4)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (236,400) (443,179) (21,150) 23.3
ESR Group Ltd. (520,600) (719,966) (47,923) 52.9
SITC International Holdings Co. Ltd. (101,000) (174,329) (129) 0.1
Xinyi Glass Holdings Ltd. (355,341) (399,112) (20,595) 22.7
Hong Kong
AIA Group Ltd. (12,800) (111,397) (1,486) 1.6
Hang Seng Bank Ltd. (3,900) (45,534) (1,432) 1.6
Hong Kong & China Gas Co. Ltd. (682,000) (522,947) (18,304) 20.2

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
MTR Corp. Ltd. (137,420) (533,374) (20,547) 22.7
Power Assets Holdings Ltd. (41,000) (237,706) (3,263) 3.6
Sino Land Co. Ltd. (90,000) (97,873) (710) 0.8
Techtronic Industries Co. Ltd. (47,500) (565,967) (6,929) 7.6
Wharf Real Estate Investment Co. Ltd. (241,000) (814,696) (63,162) 69.7
Macau
Galaxy Entertainment Group Ltd. (30,000) (168,026) (6,663) 7.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-2.56% to 0.28%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
19-49 months
maturity
07/23/2025 $193,848,133 $(472,881) $77,128 $(395,753)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Aisin Corp. 32,300 1,126,019 (4,563) 1.2
ANA Holdings, Inc. 77,500 1,679,080 (5,034) 1.3
Honda Motor Co. Ltd. 231,200 2,384,878 43,787 (11.1)
Japan Airlines Co. Ltd. 93,400 1,834,850 (10,628) 2.7
Japan Post Bank Co. Ltd. 131,900 1,342,337 (9,404) 2.4
Japan Post Insurance Co. Ltd. 74,400 1,320,647 2,026 (0.5)
JFE Holdings, Inc. 104,100 1,610,553 59,020 (14.9)
Kansai Paint Co. Ltd. 80,900 1,379,462 11,062 (2.8)
Komatsu Ltd. 46,100 1,199,676 19,712 (5.0)
Mazda Motor Corp. 146,600 1,567,020 (20,627) 5.2
Mitsubishi Corp. 126,000 2,007,088 36,662 (9.3)
Mitsubishi Motors Corp. 556,600 1,761,669 42,920 (10.8)
Mizuho Financial Group, Inc. 217,330 3,707,175 70,366 (17.8)
NGK Insulators Ltd. 108,100 1,289,188 (5,410) 1.4
NSK Ltd. 257,400 1,390,950 35,128 (8.9)
Panasonic Holdings Corp. 190,200 1,873,010 15,524 (3.9)
Persol Holdings Co. Ltd. 673,900 1,152,981 36,317 (9.2)
Santen Pharmaceutical Co. Ltd. 135,800 1,351,099 20,225 (5.1)
Shimamura Co. Ltd. 18,800 2,099,282 (55,385) 14.0
Shionogi & Co. Ltd. 27,500 1,323,520 (32,367) 8.2
Sojitz Corp. 75,100 1,691,920 (11,944) 3.0
Subaru Corp. 85,800 1,564,942 2,286 (0.6)
Sumitomo Mitsui Trust Holdings, Inc. 77,400 1,482,356 46,339 (11.7)
Toyo Suisan Kaisha Ltd. 22,400 1,155,758 30,992 (7.8)
Toyota Tsusho Corp. 26,600 1,560,946 (21,239) 5.4

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Yamada Holdings Co. Ltd. 449,000 1,395,252 40,928 (10.3)
Short Positions
Common Stocks
Japan
Advantest Corp. (52,400) (1,765,647) 3,317 (0.8)
Aeon Co. Ltd. (94,000) (2,097,562) (73,562) 18.6
Ajinomoto Co., Inc. (30,000) (1,154,815) (77,794) 19.7
Asahi Intecc Co. Ltd. (96,800) (1,962,995) (48,964) 12.4
Chiba Bank Ltd. (The) (182,500) (1,314,842) 45,495 (11.5)
Ibiden Co. Ltd. (29,200) (1,610,839) (31,133) 7.9
Keisei Electric Railway Co. Ltd. (28,400) (1,340,216) (32,607) 8.2
Keyence Corp. (5,800) (2,548,268) (3,672) 0.9
LY Corp. (333,800) (1,180,412) (24,845) 6.3
MINEBEA MITSUMI, Inc. (75,400) (1,543,290) (25,785) 6.5
Nippon Telegraph & Telephone Corp. (985,000) (1,202,768) (17,948) 4.5
Nissan Chemical Corp. (44,000) (1,713,301) (65,953) 16.7
Nitori Holdings Co. Ltd. (19,200) (2,578,110) (89,610) 22.6
NTT Data Group Corp. (140,300) (1,983,231) (105,598) 26.7
Rakuten Group, Inc. (342,200) (1,525,636) (115,334) 29.1
Resonac Holdings Corp. (85,900) (1,707,076) 52,351 (13.2)
SMC Corp. (4,200) (2,246,731) (74,646) 18.9
SoftBank Group Corp. (26,300) (1,160,842) (32,926) 8.3
Sysmex Corp. (37,400) (2,079,086) (15,928) 4.0
Taiyo Yuden Co. Ltd. (48,100) (1,267,335) (36,812) 9.3
Terumo Corp. (37,100) (1,213,207) 16,092 (4.1)
Unicharm Corp. (32,000) (1,157,355) (45,724) 11.6
Yamaha Motor Co. Ltd. (138,300) (1,230,643) 11,441 (2.9)
Yaskawa Electric Corp. (52,400) (2,180,986) (80,527) 20.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-5.55% to 0.26%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
7-24 months
maturity
07/19/2024 $615,430,386 $(507,603) $(876,652) $(1,384,255)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 27,096 2,962,135 81,675 (5.9)
Adobe, Inc. 3,495 2,085,117 (7,593) 0.5
Altria Group, Inc. 42,097 1,698,193 (57,194) 4.1
Amazon.com, Inc. 21,927 3,331,588 (40,141) 2.9
AT&T, Inc. 114,914 1,928,257 34,104 (2.5)
Baker Hughes Co. 51,314 1,753,913 5,008 (0.4)
Booking Holdings, Inc. 625 2,217,012 46,779 (3.4)
Centene Corp. 23,968 1,778,665 (13,901) 1.0
Cisco Systems, Inc. 58,405 2,950,621 16,353 (1.2)
Citigroup, Inc. 42,851 2,204,255 76,275 (5.5)
Citizens Financial Group, Inc. 64,510 2,137,861 11,612 (0.8)
Comcast Corp. 40,390 1,771,102 (25,770) 1.9
CVS Health Corp. 30,468 2,405,753 124,310 (9.0)
Dell Technologies, Inc. 26,428 2,021,742 81,154 (5.9)
DocuSign, Inc. 42,858 2,547,908 (89,573) 6.5
Flowserve Corp. 49,417 2,036,969 44,556 (3.2)
Humana, Inc. 5,586 2,557,327 (332) 0.0
Kimberly-Clark Corp. 18,493 2,247,084 15,557 (1.1)
Las Vegas Sands Corp. 34,208 1,683,376 50,628 (3.7)
Molson Coors Beverage Co. 44,164 2,703,278 (31,798) 2.3
NVIDIA Corp. 4,971 2,461,739 (15,081) 1.1
Owens Corning 11,748 1,741,406 (7,754) 0.6
PayPal Holdings, Inc. 28,390 1,743,430 (1,703) 0.1
PPG Industries, Inc. 12,801 1,914,390 9,947 (0.7)
Skechers USA, Inc. 32,065 1,998,932 8,337 (0.6)
Starbucks Corp. 18,169 1,744,406 (4,353) 0.3
TD SYNNEX Corp. 15,832 1,703,682 23,273 (1.7)
Toll Brothers, Inc. 20,636 2,121,174 29,097 (2.1)
Travel + Leisure Co. 43,100 1,684,779 (38,790) 2.8
Valero Energy Corp. 13,523 1,757,990 (25,964) 1.9
Walmart, Inc. 13,779 2,172,259 31,118 (2.2)
Wendy's Co. (The) 97,409 1,897,527 (53,382) 3.9
Short Positions
Common Stocks
United States
Accenture plc (5,351) (1,877,719) (26,384) 1.9
Apple, Inc. (11,295) (2,174,626) 37,951 (2.7)
Avery Dennison Corp. (8,613) (1,741,204) (27,648) 2.0
Bentley Systems, Inc. (35,312) (1,842,580) (35,912) 2.6
BJ's Wholesale Club Holdings, Inc. (31,205) (2,080,125) (19,035) 1.4
Brown-Forman Corp. (30,799) (1,758,623) 27,836 (2.0)
Celanese Corp. (16,608) (2,580,385) (81,877) 5.9
Churchill Downs, Inc. (18,526) (2,499,713) (91,889) 6.6
HEICO Corp. (11,016) (1,970,432) 38,989 (2.8)
Ionis Pharmaceuticals, Inc. (39,481) (1,997,344) (5,248) 0.4
Marriott International, Inc. (8,819) (1,988,773) (29,153) 2.1
Neogen Corp. (104,932) (2,110,183) (28,015) 2.0
Norwegian Cruise Line Holdings Ltd. (85,280) (1,709,011) 23,891 (1.7)
Planet Fitness, Inc. (23,770) (1,735,210) (83,195) 6.0
Repligen Corp. (9,961) (1,790,988) (30,281) 2.2

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Toro Co. (The) (18,377) (1,764,008) (157,122) 11.4
UnitedHealth Group, Inc. (4,920) (2,590,232) (3,190) 0.2
Waters Corp. (5,320) (1,751,504) (36,974) 2.7
Collateral pledged to, or (received from), each counterparty at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITI
Investment Companies $ 62,112 $ – $ 62,112
JPMC
Investment Companies 9,369,546 – 9,369,546
MLIN
Cash 29,159 – 29,159
MSIP
U.S. Treasury Bills 74,375,330 – 74,375,330

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
7
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Represents 7-day effective yield as of December 31, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended December 31, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 90.2%
INVESTMENT COMPANIES - 28.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.19% (1)(a)(b) 219,495 219,495
Limited Purpose Cash Investment
Fund, 5.37% (1)(a)(c) 267,340,941 267,234,005
TOTAL INVESTMENT COMPANIES
(Cost $267,393,561) 267,453,500
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 62.2%
U.S. Treasury Bills
5.41%, 1/11/2024 (d) $ 1,710,000 1,707,766
5.39%, 1/18/2024 (d)(e) 23,257,000 23,202,409
5.41%, 1/25/2024 (d)(e) 16,824,000 16,767,325
5.41%, 2/1/2024 (d)(e) 32,787,000 32,642,921
5.41%, 2/8/2024 (d)(e) 8,992,000 8,943,302
5.44%, 2/15/2024 (d)(e) 8,959,000 8,901,612
5.44%, 2/22/2024 (d)(e) 21,624,000 21,463,252
5.50%, 2/29/2024 (d)(e) 15,011,000 14,883,687
5.45%, 3/14/2024 (d)(e) 43,526,000 43,074,331
5.45%, 3/21/2024 (d)(e) 14,414,000 14,249,781
5.49%, 4/4/2024 (d)(e) 79,756,000 78,684,611
5.48%, 4/18/2024 (d)(e) 24,309,000 23,933,851
5.47%, 4/25/2024 (d)(e) 29,305,000 28,824,904
5.47%, 5/2/2024 (d)(e) 26,543,000 26,082,901
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 62.2% (continued)
5.40%, 5/9/2024 (d)(e) $ 24,588,000 24,138,801
5.41%, 5/16/2024 (d)(e) 93,442,000 91,650,365
5.37%, 5/23/2024 (d)(e) 87,641,000 85,878,013
5.38%, 5/30/2024 (d)(e) 5,305,000 5,194,157
5.33%, 6/6/2024 (d)(e) 34,345,000 33,593,417
5.33%, 6/13/2024 (d)(e) 11,333,000 11,073,810
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $594,575,379) 594,891,216
TOTAL SHORT-TERM INVESTMENTS
(Cost $861,968,940) 862,344,716
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 90.2%
(Cost $861,968,940) 862,344,716
OTHER ASSETS IN EXCESS OF
LIABILITIES - 9.8% ‡ 93,990,852
NET ASSETS - 100.0% 956,335,568
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 267,453,500 28.0%
U.S. Treasury Obligations 594,891,216 62.2
Total Investments In Securities
At Value 862,344,716 90.2
Other Assets in Excess of
Liabilities ‡ 93,990,852 9.8
Net Assets
$ 956,335,568 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2023
Shares
Held At
12/31/2023
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 28.0%
INVESTMENT COMPANIES - 28.0%
Limited Purpose
Cash Investment
Fund,
5.37% (1)(a)
(Cost $267,174,066) $157,298,176 $1,731,214,008 $(1,621,265,559) $(12,217) $(403) $267,234,005 267,340,941 $11,351,715 $–
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of December 31, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
Total return swap contracts outstanding as of December 31, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/30/2024 HKD 3,426,400 $ 11,617
Hang Seng Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 01/30/2024 HKD 3,426,400 13,400
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2024 AUD 5,772,803 176,271
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and pays
the CORRA
plus or minus
a specified
spread (-0.80%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2024 CAD 4,813,769 66,868
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.13%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2024 EUR 2,979,857 6,505
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2024 HKD 4,029,998 41,767
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 03/21/2024 JPY 1,737,377,273 59,393

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2024 EUR 3,328,252 $ 14,066
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2024 SGD 922,428 31,519
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.16%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2024 SEK 20,740,418 76,270
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2024 GBP 2,876,108 85,547
Total unrealized appreciation 583,223
Amsterdam
Exchange Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/19/2024 EUR 789,020 (3,722)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 03/15/2024 CHF 775,670 (3,464)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 03/15/2024 CHF 6,316,170 (2,408)
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2024 EUR 2,734,005 (3,913)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.04%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2024 EUR 1,639,526 $ (3,426)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.04%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2024 EUR 2,168,390 (5,895)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.02%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2024 CHF 2,855,586 (14,085)
Total unrealized depreciation (36,913)
Net unrealized appreciation $ 546,310
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 89 1/2024 EUR $ 7,422,905 $ (44,826)
Hang Seng Index 4 1/2024 HKD 438,804 13,393
IBEX 35 Index 11 1/2024 EUR 1,224,813 (7,656)
MSCI Singapore Index 34 1/2024 SGD 741,186 26,574
OMXS30 Index 29 1/2024 SEK 690,421 17,336
FTSE 100 Index 56 3/2024 GBP 5,536,621 109,857
FTSE/MIB Index 6 3/2024 EUR 1,010,810 (4,344)
S&P 500 E-Mini Index 874 3/2024 USD 210,633,999 7,790,447
S&P/TSX 60 Index 33 3/2024 CAD 6,327,791 194,298
SPI 200 Index 15 3/2024 AUD 1,938,299 32,923
TOPIX Index 40 3/2024 JPY 6,712,057 38,388
Net value $ 8,166,390

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
Forward foreign currency exchange contracts outstanding as of December 31, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 8,025,500 USD 5,341,642 CITI 3/20/2024 $ 140,132
AUD 8,025,500 USD 5,341,615 JPMC 3/20/2024 140,156
CAD 11,686,205 USD 8,633,600 CITI 3/20/2024 195,193
CAD 11,686,205 USD 8,633,260 JPMC 3/20/2024 195,531
CHF 6,009,791 USD 6,944,539 CITI 3/20/2024 258,404
CHF 6,009,791 USD 6,944,505 JPMC 3/20/2024 258,438
DKK 16,875,222 USD 2,499,500 CITI 3/20/2024 9,495
DKK 16,875,221 USD 2,499,488 JPMC 3/20/2024 9,508
EUR 22,652,940 USD 24,677,260 CITI 3/20/2024 408,395
EUR 22,652,940 USD 24,677,137 JPMC 3/20/2024 408,518
GBP 8,594,501 USD 10,856,712 CITI 3/20/2024 102,457
GBP 8,594,500 USD 10,856,656 JPMC 3/20/2024 102,510
ILS 1,699,500 USD 459,737 CITI 3/20/2024 10,764
ILS 1,699,500 USD 459,735 JPMC 3/20/2024 10,768
NOK 4,897,258 USD 454,383 CITI 3/20/2024 28,463
NOK 4,897,257 USD 454,381 JPMC 3/20/2024 28,470
NZD 115,499 USD 71,048 CITI 3/20/2024 1,980
NZD 115,500 USD 71,048 JPMC 3/20/2024 1,980
SEK 22,091,001 USD 2,131,970 CITI 3/20/2024 64,987
SEK 22,091,000 USD 2,131,959 JPMC 3/20/2024 64,997
SGD 3,432,358 USD 2,581,889 CITI 3/20/2024 28,191
SGD 3,432,357 USD 2,581,876 JPMC 3/20/2024 28,206
USD 101,645 HKD 792,000 CITI 3/20/2024 37
USD 101,645 HKD 792,000 JPMC 3/20/2024 37
JPY 2,414,797,501 USD 16,740,227 CITI 3/21/2024 597,816
JPY 2,414,797,500 USD 16,740,144 JPMC 3/21/2024 597,900
Total unrealized appreciation 3,693,333
HKD 11,803,000 USD 1,515,241 CITI 3/20/2024 (1,004)
HKD 11,803,000 USD 1,515,233 JPMC 3/20/2024 (997)
USD 579,296 AUD 854,500 CITI 3/20/2024 (4,366)
USD 579,299 AUD 854,500 JPMC 3/20/2024 (4,363)
USD 930,501 CAD 1,240,000 CITI 3/20/2024 (6,304)
USD 930,506 CAD 1,240,000 JPMC 3/20/2024 (6,300)
USD 367,649 CHF 314,000 CITI 3/20/2024 (8,691)
USD 367,651 CHF 314,000 JPMC 3/20/2024 (8,689)
USD 341,048 DKK 2,308,000 CITI 3/20/2024 (2,104)
USD 341,049 DKK 2,308,000 JPMC 3/20/2024 (2,103)
USD 3,168,137 EUR 2,882,000 CITI 3/20/2024 (23,363)
USD 3,168,153 EUR 2,882,000 JPMC 3/20/2024 (23,347)
USD 1,475,719 GBP 1,165,500 CITI 3/20/2024 (10,453)
USD 1,475,727 GBP 1,165,500 JPMC 3/20/2024 (10,446)
USD 66,755 SEK 679,620 CITI 3/20/2024 (834)
USD 66,755 SEK 679,619 JPMC 3/20/2024 (833)
USD 246,262 SGD 326,000 CITI 3/20/2024 (1,640)
USD 246,263 SGD 326,000 JPMC 3/20/2024 (1,638)
USD 2,643,468 JPY 375,000,000 CITI 3/21/2024 (49,001)
USD 2,643,481 JPY 375,000,000 JPMC 3/21/2024 (48,987)
Total unrealized depreciation (215,463)
Net unrealized appreciation $ 3,477,870

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
Total return basket swap contracts outstanding as of December 31, 2023:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.20% to 0.20%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
13-14 months
maturity ranging
from 02/26/2024
- 03/25/2024 $6,043,748 $(24,718) $723,062 $698,344
BNPP The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NOWA plus
or minus a specified spread
(-0.02% to 0.03%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
61 months
maturity
06/14/2028 $8,789,328 $55,504 $(3,978) $51,526
MSIP The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NIBOR plus
or minus a specified spread
(-0.30% to 0.30%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
20-25 months
maturity
02/21/2024 $4,634,178 $4,828 $20,022 $24,850
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.35% to 0.04%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026 $85,754,525 $(364,385) $(253,272) $(617,657)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 186,041 1,202,611 38,291 (6.2)
Allkem Ltd. 143,343 973,660 (66,643) 10.8
ANZ Group Holdings Ltd. 50,442 891,211 13,650 (2.2)
Aristocrat Leisure Ltd. 96,816 2,689,890 (1,199) 0.2
BlueScope Steel Ltd. 196,780 3,137,160 122,687 (19.9)
Brambles Ltd. 128,490 1,190,959 26,660 (4.3)
Cochlear Ltd. 5,136 1,044,898 (2,388) 0.4
Coles Group Ltd. 71,952 790,397 12,755 (2.1)
Harvey Norman Holdings Ltd. 352,349 1,008,805 36,366 (5.9)
Incitec Pivot Ltd. 569,309 1,102,671 877 (0.1)
JB Hi-Fi Ltd. 60,454 2,184,744 77,962 (12.6)
Lendlease Corp. Ltd. 232,073 1,181,343 7,507 (1.2)
Northern Star Resources Ltd. 186,577 1,731,081 47,963 (7.8)
Orica Ltd. 55,660 605,038 753 (0.1)
Origin Energy Ltd. 488,484 2,818,892 140,484 (22.7)
Qantas Airways Ltd. 928,057 3,399,488 (53,550) 8.7
QBE Insurance Group Ltd. 170,535 1,727,962 65,106 (10.5)
Seven Group Holdings Ltd. 60,244 1,516,441 87,884 (14.2)
Sonic Healthcare Ltd. 44,176 965,278 22,128 (3.6)
South32 Ltd. 485,774 1,098,646 22,797 (3.7)
Telstra Group Ltd. 238,245 643,805 13,879 (2.2)
Westpac Banking Corp. 83,759 1,306,849 23,745 (3.8)
Whitehaven Coal Ltd. 131,116 665,380 20,280 (3.3)
Woolworths Group Ltd. 54,977 1,394,764 9,923 (1.6)
Worley Ltd. 55,807 665,205 (1,586) 0.3
Yancoal Australia Ltd. 208,594 703,931 15,854 (2.6)
New Zealand
Xero Ltd. 23,054 1,758,756 19,248 (3.1)
United States
James Hardie Industries plc 55,907 2,155,546 19,368 (3.1)
Short Positions
Common Stocks
Australia
ALS Ltd. (71,200) (623,642) (18,226) 3.0
APA Group (161,374) (939,123) 14,302 (2.3)
Cleanaway Waste Management Ltd. (1,422,199) (2,607,275) (77,773) 12.6
Commonwealth Bank of Australia (79,141) (6,031,892) (99,522) 16.1
Computershare Ltd. (65,814) (1,096,157) (44,449) 7.2
Domino's Pizza Enterprises Ltd. (60,621) (2,433,531) (94,135) 15.2
Endeavour Group Ltd. (421,673) (1,497,490) (28,055) 4.5
Liontown Resources Ltd. (1,943,672) (2,179,972) (112,664) 18.2
Lynas Rare Earths Ltd. (492,198) (2,402,536) (158,655) 25.7
Macquarie Group Ltd. (6,386) (799,411) (18,970) 3.1
Mineral Resources Ltd. (74,129) (3,531,033) (125,297) 20.3
National Australia Bank Ltd. (73,978) (1,546,206) (19,170) 3.1
NEXTDC Ltd. (82,012) (765,897) (20,922) 3.4
Pilbara Minerals Ltd. (283,150) (760,009) (188) 0.0
Ramsay Health Care Ltd. (54,748) (1,963,932) (45,363) 7.3
REA Group Ltd. (10,764) (1,327,302) (59,572) 9.6
Reece Ltd. (96,751) (1,475,746) (50,978) 8.3

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Santos Ltd. (330,330) (1,717,553) (11) 0.0
Transurban Group (134,343) (1,255,352) (6,637) 1.1
Treasury Wine Estates Ltd. (127,378) (937,184) (18,821) 3.0
Wesfarmers Ltd. (17,721) (689,151) (27,025) 4.4
United States
CSL Ltd. (17,861) (3,481,986) (79,842) 12.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.03% to 0.02%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
61 months
maturity
06/19/2028 $81,151,438 $387,781 $68,991 $456,772
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 65,917 2,926,594 (8,537) (1.9)
Adecco Group AG (Registered) 88,585 4,350,721 (40,348) (8.8)
Baloise Holding AG (Registered) 889 139,385 71 0.0
Clariant AG (Registered) 13,752 203,182 (3,658) (0.8)
DKSH Holding AG 5,581 387,528 6,898 1.5
Flughafen Zurich AG (Registered) 2,482 518,601 (424) (0.1)
Galenica AG 2,988 258,475 1,437 0.3
Georg Fischer AG (Registered) 55,054 4,006,508 20,077 4.4
Julius Baer Group Ltd. 555 31,134 47 0.0
Kuehne + Nagel International AG (Registered) 2,641 911,401 3,834 0.8
Logitech International SA (Registered) 22,290 2,119,520 897 0.2
Lonza Group AG (Registered) 4,222 1,779,938 52,736 11.5
Novartis AG (Registered) 78,637 7,943,162 (28,529) (6.2)
SGS SA (Registered) 5,352 462,042 999 0.2
Swatch Group AG (The) 3,064 833,684 (15,150) (3.3)
Swiss Life Holding AG (Registered) 362 251,573 381 0.1
Temenos AG (Registered) 12,994 1,210,888 10,227 2.2
Zurich Insurance Group AG 1,091 570,404 1,189 0.3
United States
Holcim AG 73,331 5,759,521 (238) (0.1)
Nestle SA (Registered) 309 35,819 41 0.0
Roche Holding AG 9,098 2,644,730 (7,704) (1.7)
Swiss Re AG 17,522 1,971,759 (27,838) (6.1)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Switzerland
Alcon, Inc. (13,800) (1,079,657) (8,539) (1.9)
Avolta AG (23,049) (907,464) (220) (0.0)
Bachem Holding AG (20,205) (1,564,702) 98,928 21.7
Barry Callebaut AG (Registered) (404) (682,024) (5,374) (1.2)
Belimo Holding AG (Registered) (1,155) (637,509) 6,012 1.3
BKW AG (1,075) (191,207) 423 0.1
Chocoladefabriken Lindt & Spruengli AG (364) (4,369,320) 343,789 75.3
Cie Financiere Richemont SA (Registered) (1,864) (257,463) (1,108) (0.2)
EMS-Chemie Holding AG (Registered) (2,435) (1,974,366) 17,525 3.8
Geberit AG (Registered) (3,483) (2,235,803) (11,123) (2.4)
Givaudan SA (Registered) (704) (2,919,285) 5,364 1.2
Helvetia Holding AG (Registered) (6,831) (941,905) (3,399) (0.7)
Partners Group Holding AG (1,227) (1,774,182) (9,654) (2.1)
Schindler Holding AG (1,655) (414,337) (850) (0.2)
SIG Group AG (180,074) (4,147,288) 194,843 42.7
Sika AG (Registered) (13,696) (4,465,940) (113,118) (24.8)
Sonova Holding AG (Registered) (4,837) (1,581,931) (7,611) (1.7)
Straumann Holding AG (Registered) (17,021) (2,750,643) (28,659) (6.3)
Swisscom AG (Registered) (2,101) (1,264,528) 12,473 2.7
Tecan Group AG (Registered) (2,192) (896,763) (6,984) (1.5)
UBS Group AG (Registered) (149,411) (4,640,942) (27,319) (6.0)
VAT Group AG (4,256) (2,137,610) (34,026) (7.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (-0.05% to
0.03%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
61 months
maturity
06/19/2028 $23,267,056 $(111,979) $(179,758) $(291,737)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 28,076 3,523,093 50,589 (17.3)
Danske Bank A/S 69,389 1,854,858 16,435 (5.6)
Demant A/S 31,459 1,379,797 (7,187) 2.5
Genmab A/S 1,127 359,347 5,290 (1.8)
ISS A/S 133,727 2,554,135 111,909 (38.4)
Pandora A/S 4,715 651,873 7,398 (2.5)
ROCKWOOL A/S 523 153,015 1,687 (0.6)
Vestas Wind Systems A/S 1,507 47,684 (254) 0.1

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (57,054) (888,834) (18,831) 6.5
AP Moller - Maersk A/S (301) (541,807) (879) 0.3
Coloplast A/S (14,981) (1,711,821) 22,618 (7.8)
DSV A/S (19,013) (3,340,713) (195,671) 67.1
GN Store Nord A/S (14,817) (377,038) 11,341 (3.9)
Novo Nordisk A/S (44,098) (4,569,928) (141,647) 48.6
Orsted A/S (1,981) (109,820) (3) 0.0
Royal Unibrew A/S (440) (29,395) (203) 0.1
Tryg A/S (53,942) (1,173,898) 25,429 (8.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.05% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
06/14/2028
- 06/19/2028 $249,113,297 $(164,966) $216,133 $51,167
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 58,380 2,537,810 (10,406) (20.3)
Finland
Fortum OYJ 281,664 4,068,396 (13,688) (26.8)
UPM-Kymmene OYJ 52,487 1,979,847 (9,106) (17.8)
Germany
Allianz SE (Registered) 7,979 2,132,318 9,340 18.3
Bayerische Motoren Werke AG 38,628 4,298,202 (9,633) (18.8)
Daimler Truck Holding AG 98,196 3,688,641 (16,590) (32.4)
Deutsche Bank AG (Registered) 348,676 4,759,809 145,377 284.1
Fresenius Medical Care AG 56,432 2,359,324 13,800 27.0
HOCHTIEF AG 25,450 2,818,482 20,168 39.4
KION Group AG 48,765 2,081,262 43,222 84.5
Mercedes-Benz Group AG 139,437 9,620,854 (159,952) (312.6)
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) 5,803 2,407,164 (13,061) (25.5)
Scout24 SE 30,247 2,138,804 34,102 66.6
Siemens AG (Registered) 9,401 1,763,715 67,912 132.7
TeamViewer SE 123,920 1,924,791 28,395 55.5
thyssenkrupp AG 326,814 2,273,464 (25,353) (49.6)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands
Akzo Nobel NV 24,244 2,007,568 19,945 39.0
ASML Holding NV 3,736 2,820,259 (7,084) (13.8)
BE Semiconductor Industries NV 20,701 3,125,354 (17,499) (34.2)
Koninklijke Ahold Delhaize NV 114,809 3,303,222 (23,792) (46.5)
Koninklijke Philips NV 256,771 6,009,014 105,321 205.8
NN Group NV 76,686 3,030,697 26,202 51.2
Spain
Banco de Sabadell SA 4,021,100 4,949,800 (7,285) (14.2)
Banco Santander SA 1,183,486 4,950,148 1,090 2.1
Industria de Diseno Textil SA 51,210 2,234,500 24,240 47.4
Repsol SA 237,521 3,523,370 (36,149) (70.6)
Preferred Stocks
Germany
Volkswagen AG (Preference) 21,829 2,690,563 (30,220) (59.1)
Short Positions
Common Stocks
Belgium
Elia Group SA/NV (20,615) (2,580,482) (31,554) (61.7)
Finland
Nokia OYJ (557,302) (1,898,133) (13,308) (26.0)
Stora Enso OYJ (225,522) (3,124,734) (31,087) (60.8)
Germany
Beiersdorf AG (27,772) (4,158,990) (44,566) (87.1)
Continental AG (26,997) (2,292,894) (27,840) (54.4)
Deutsche Post AG (40,375) (1,998,404) 246 0.5
Deutsche Telekom AG (Registered) (98,864) (2,377,017) (26,668) (52.1)
Merck KGaA (44,101) (7,021,520) (167,841) (328.0)
Puma SE (38,928) (2,165,546) 110,387 215.7
SAP SE (18,776) (2,890,032) 33,162 64.8
Siemens Healthineers AG (111,748) (6,487,936) 57,769 112.9
Wacker Chemie AG (23,008) (2,900,840) (6,291) (12.3)
Netherlands
Adyen NV (2,024) (2,612,865) 17,465 34.1
Heineken NV (39,180) (3,980,667) (47,261) (92.4)
IMCD NV (14,689) (2,558,289) (44,049) (86.1)
Spain
Corp. ACCIONA Energias Renovables SA (116,735) (3,622,995) (23,143) (45.2)
Iberdrola SA (279,010) (3,659,713) (52,785) (103.2)
Naturgy Energy Group SA (96,083) (2,865,891) 17,400 34.0
Switzerland
DSM-Firmenich AG (87,282) (8,876,006) (300,414) (587.1)
United States
Ferrovial SE (63,287) (2,310,031) (56,164) (109.8)
QIAGEN NV (45,962) (1,998,258) (13,089) (25.6)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG (Preference) (72,998) (6,429,454) 67,044 131.0
Sartorius AG (Preference) (11,368) (4,174,565) 29,411 57.5

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.02% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $268,328,986 $(677,344) $782,750 $105,406
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Netherlands
Shell plc 163,482 5,351,434 64,775 61.5
United Kingdom
Associated British Foods plc 173,212 5,220,440 (49) (0.0)
Aviva plc 464,373 2,569,577 3,016 2.9
BAE Systems plc 189,449 2,681,648 101,422 96.2
Barclays plc 1,487,313 2,912,260 134,908 128.0
Barratt Developments plc 328,413 2,352,590 43,528 41.3
BP plc 900,411 5,337,701 (2,397) (2.3)
British American Tobacco plc 302,213 8,842,507 (106,686) (101.2)
Burberry Group plc 421,738 7,606,862 (342,828) (325.2)
Centrica plc 5,910,001 10,594,877 (106,009) (100.6)
DCC plc 37,584 2,765,469 46,991 44.6
Hiscox Ltd. 210,053 2,822,022 37,484 35.6
HSBC Holdings plc 630,196 5,098,264 98,404 93.4
Imperial Brands plc 167,967 3,867,910 (27,624) (26.2)
InterContinental Hotels Group plc 49,933 4,502,753 (5,698) (5.4)
Kingfisher plc 1,017,753 3,153,391 52,894 50.2
Man Group plc 863,911 2,561,354 16,460 15.6
Marks & Spencer Group plc 1,256,912 4,355,965 147,756 140.2
Melrose Industries plc 743,584 5,374,911 95,799 90.9
Rightmove plc 356,455 2,620,296 11,391 10.8
Rolls-Royce Holdings plc 1,596,180 6,088,422 111,272 105.6
Spectris plc 67,512 3,247,379 35,639 33.8
Taylor Wimpey plc 2,589,177 4,846,724 112,095 106.3
Tesco plc 1,168,378 4,328,521 69,750 66.2
Vodafone Group plc 3,586,430 3,132,174 58,793 55.8
Weir Group plc (The) 93,251 2,240,684 38,541 36.6
United States
GSK plc 142,915 2,639,526 11,591 11.0

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Australia
Glencore plc (616,883) (3,708,112) (21,687) (20.6)
Rio Tinto plc (80,365) (5,977,638) (35,399) (33.6)
Burkina Faso
Endeavour Mining plc (152,789) (3,418,837) 53,487 50.7
Chile
Antofagasta plc (280,172) (5,990,630) (140,985) (133.8)
Hong Kong
Prudential plc (300,790) (3,393,721) (81,128) (77.0)
South Africa
Anglo American plc (105,703) (2,645,397) (191,346) (181.5)
United Kingdom
Admiral Group plc (84,567) (2,891,220) (12,162) (11.5)
Ashtead Group plc (98,086) (6,817,681) (80,247) (76.1)
AstraZeneca plc (91,267) (12,310,997) (166,595) (158.1)
Croda International plc (64,239) (4,132,107) (7,806) (7.4)
Diageo plc (132,298) (4,801,779) 64 0.1
Halma plc (77,473) (2,252,598) (17,293) (16.4)
Legal & General Group plc (888,076) (2,838,016) (16,570) (15.7)
Lloyds Banking Group plc (8,163,412) (4,951,412) (11,697) (11.1)
Next plc (23,353) (2,414,113) (5,970) (5.7)
Rentokil Initial plc (710,511) (4,004,629) (76,435) (72.5)
RS GROUP plc (213,239) (2,225,844) 9,405 8.9
Severn Trent plc (161,403) (5,307,660) 39,460 37.4
Spirax-Sarco Engineering plc (35,182) (4,707,200) (96,752) (91.8)
SSE plc (149,126) (3,520,268) (8,476) (8.0)
Unilever plc (52,935) (2,562,638) (22,594) (21.4)
United Utilities Group plc (209,939) (2,835,914) 48,801 46.3
Wise plc (360,000) (4,003,736) (150,917) (143.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.03% to 0.04%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $37,130,531 $(296,873) $(76,382) $(373,255)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 852,000 2,314,481 61,321 (16.4)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
CK Asset Holdings Ltd. 362,956 1,821,711 39,120 (10.5)
CLP Holdings Ltd. 119,000 983,192 15,465 (4.1)
Hang Lung Properties Ltd. 288,000 400,409 9,993 (2.7)
Henderson Land Development Co. Ltd. 505,000 1,555,116 61,167 (16.4)
HKT Trust & HKT Ltd. 237,000 282,961 995 (0.3)
Man Wah Holdings Ltd. 208,400 142,930 4,949 (1.3)
New World Development Co. Ltd. 746,000 1,156,688 10,791 (2.9)
Sun Hung Kai Properties Ltd. 59,500 643,872 17,135 (4.6)
Swire Pacific Ltd. 184,000 1,558,415 103,925 (27.8)
WH Group Ltd. 2,300,500 1,485,662 9,641 (2.6)
Macau
Sands China Ltd. 139,200 407,434 25,942 (7.0)
United Kingdom
CK Hutchison Holdings Ltd. 1,231,500 6,616,361 106,100 (28.4)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (923,700) (1,731,662) (82,641) 22.1
ESR Group Ltd. (1,848,400) (2,556,253) (166,673) 44.7
SITC International Holdings Co. Ltd. (345,000) (595,480) (916) 0.2
Xinyi Glass Holdings Ltd. (1,235,000) (1,387,129) (68,436) 18.3
Hong Kong
AIA Group Ltd. (47,800) (415,998) (5,549) 1.5
Hang Seng Bank Ltd. (8,900) (103,912) (3,269) 0.9
Hong Kong & China Gas Co. Ltd. (2,405,045) (1,844,149) (63,881) 17.1
MTR Corp. Ltd. (528,619) (2,051,753) (84,108) 22.5
Power Assets Holdings Ltd. (196,000) (1,136,350) (15,597) 4.2
Sino Land Co. Ltd. (504,000) (548,091) (6,375) 1.7
Swire Properties Ltd. (60,200) (121,860) (2,362) 0.6
Techtronic Industries Co. Ltd. (159,500) (1,900,457) (23,266) 6.2
Wharf Real Estate Investment Co. Ltd. (834,000) (2,819,320) (218,577) 58.6
Macau
Galaxy Entertainment Group Ltd. (98,000) (548,885) (21,767) 5.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-0.38% to 0.03%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/10/2026 $707,592,489 $(1,810,798) $(6,708,993) $(8,519,791)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Aisin Corp. 124,100 4,326,282 (16,754) 0.2
ANA Holdings, Inc. 293,000 6,348,005 (19,030) 0.2
Honda Motor Co. Ltd. 872,400 8,998,996 152,524 (1.8)
Japan Airlines Co. Ltd. 351,700 6,909,172 (34,485) 0.4
Japan Post Bank Co. Ltd. 492,000 5,007,050 (35,078) 0.4
Japan Post Insurance Co. Ltd. 283,900 5,039,404 11,154 (0.1)
JFE Holdings, Inc. 392,600 6,073,998 222,587 (2.6)
Kansai Paint Co. Ltd. 288,400 4,917,638 37,831 (0.4)
Komatsu Ltd. 166,700 4,338,091 71,280 (0.8)
Mazda Motor Corp. 555,000 5,932,443 (78,089) 0.9
Mitsubishi Corp. 430,200 6,852,770 125,174 (1.5)
Mitsubishi Motors Corp. 2,074,500 6,565,904 159,966 (1.9)
Mizuho Financial Group, Inc. 818,900 13,968,645 265,138 (3.1)
NGK Insulators Ltd. 407,600 4,860,989 (17,921) 0.2
NSK Ltd. 827,400 4,471,144 112,616 (1.3)
Panasonic Holdings Corp. 699,600 6,889,366 57,103 (0.7)
Persol Holdings Co. Ltd. 2,408,900 4,121,408 111,914 (1.3)
Santen Pharmaceutical Co. Ltd. 483,000 4,805,454 72,563 (0.9)
Shimamura Co. Ltd. 60,000 6,699,836 (176,760) 2.1
Shionogi & Co. Ltd. 102,500 4,933,119 (120,640) 1.4
Sojitz Corp. 275,700 6,211,218 (43,848) 0.5
Subaru Corp. 309,700 5,648,746 8,252 (0.1)
Sumitomo Mitsui Trust Holdings, Inc. 247,600 4,742,006 148,236 (1.7)
Toyota Tsusho Corp. 101,200 5,938,638 (78,108) 0.9
Yamada Holdings Co. Ltd. 1,577,300 4,901,406 143,548 (1.7)
Short Positions
Common Stocks
Japan
Advantest Corp. (194,900) (6,567,264) 12,339 (0.1)
Aeon Co. Ltd. (333,000) (7,430,724) (260,596) 3.1
Ajinomoto Co., Inc. (108,100) (4,161,183) (280,316) 3.3
Asahi Intecc Co. Ltd. (343,400) (6,963,767) (173,702) 2.0
Chiba Bank Ltd. (The) (661,400) (4,765,131) 153,937 (1.8)
Ibiden Co. Ltd. (109,300) (6,029,615) (105,922) 1.2
Kao Corp. (101,100) (4,155,779) 10,766 (0.1)
Keisei Electric Railway Co. Ltd. (101,500) (4,789,856) (116,298) 1.4
Keyence Corp. (21,800) (9,577,971) (13,801) 0.2
LY Corp. (1,249,300) (4,417,880) (90,026) 1.1
MINEBEA MITSUMI, Inc. (251,900) (5,155,897) (81,619) 1.0
Nippon Telegraph & Telephone Corp. (3,658,500) (4,467,337) (59,309) 0.7
Nissan Chemical Corp. (160,400) (6,245,760) (229,818) 2.7
Nitori Holdings Co. Ltd. (71,200) (9,560,492) (300,064) 3.5
NTT Data Group Corp. (471,900) (6,670,611) (355,183) 4.2
Rakuten Group, Inc. (1,273,800) (5,679,002) (426,856) 5.0
Resonac Holdings Corp. (308,700) (6,134,741) 188,136 (2.2)
SMC Corp. (16,100) (8,612,470) (266,185) 3.1
SoftBank Group Corp. (92,900) (4,100,464) (116,306) 1.4
Sysmex Corp. (135,100) (7,510,280) (53,907) 0.6
Taiyo Yuden Co. Ltd. (182,300) (4,803,225) (135,980) 1.6
Terumo Corp. (133,200) (4,355,775) 57,774 (0.7)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Unicharm Corp. (125,500) (4,539,002) (164,455) 1.9
Yamaha Motor Co. Ltd. (485,400) (4,319,265) 40,154 (0.5)
Yaskawa Electric Corp. (195,900) (8,153,726) (292,809) 3.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.02% to 0.03%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
61 months
maturity
06/14/2028 $68,185,685 $(312,376) $(154,150) $(466,526)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Guatemala
Millicom International Cellular SA 13,764 246,615 9,807 (2.1)
Sweden
Alfa Laval AB 30,133 1,206,346 (2,034) 0.4
Billerud Aktiebolag 85,374 870,078 (3,007) 0.6
Boliden AB 42,815 1,340,089 (8,287) 1.8
Electrolux AB 210,143 2,257,438 15,402 (3.3)
Elekta AB 120,420 986,238 23,098 (5.0)
Embracer Group AB 356,476 967,064 (4,882) 1.0
Essity AB 21,892 542,531 (6,177) 1.3
Evolution AB 13,838 1,648,250 14,888 (3.2)
Getinge AB 131,317 2,924,099 (11,835) 2.5
H & M Hennes & Mauritz AB 141,618 2,483,985 (49,361) 10.6
Hexpol AB 89,310 1,082,052 4,194 (0.9)
Husqvarna AB 37,488 309,222 (2,744) 0.6
Saab AB 6,004 361,823 15,610 (3.3)
Skanska AB 3,168 57,397 812 (0.2)
SKF AB 98,043 1,964,837 (32,758) 7.0
SSAB AB 313,221 2,398,185 (16,021) 3.4
Swedbank AB 119,240 2,410,754 9,651 (2.1)
Telia Co. AB 687,955 1,755,269 5,116 (1.1)
Trelleborg AB 162,100 5,440,737 10,182 (2.2)
Volvo AB 90,674 2,359,338 25,973 (5.6)
Volvo Car AB 544,440 1,765,722 (18,742) 4.0

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Finland
Nordea Bank Abp (63,035) (782,542) (4,096) 0.9
Sweden
AddTech AB (3,199) (70,386) 914 (0.2)
Assa Abloy AB (20,378) (587,277) (18,733) 4.0
Atlas Copco AB (125,730) (2,166,468) (54,773) 11.7
Axfood AB (54,812) (1,483,601) (51,442) 11.0
Beijer Ref AB (51,722) (694,055) (12,534) 2.7
Epiroc AB (244,085) (4,913,162) (34,384) 7.4
EQT AB (115,984) (3,283,930) (72,134) 15.5
Hexagon AB (240,181) (2,884,888) (57,072) 12.2
Holmen AB (20,105) (849,172) 12,710 (2.7)
Indutrade AB (26,932) (701,917) (449) 0.1
Lifco AB (67,009) (1,645,131) 25,103 (5.4)
Nibe Industrier AB (260,867) (1,831,916) 81,646 (17.5)
Sandvik AB (29,419) (639,138) (3,230) 0.7
Securitas AB (67,105) (657,897) (5,514) 1.2
Skandinaviska Enskilda Banken AB (32,394) (447,060) (8,173) 1.8
Svenska Cellulosa AB SCA (145,900) (2,191,778) 7,158 (1.5)
Svenska Handelsbanken AB (173,056) (1,880,676) (4,255) 0.9
Swedish Orphan Biovitrum AB (111,088) (2,940,744) (55,243) 11.8
Tele2 AB (67,028) (576,151) (7,420) 1.6
Telefonaktiebolaget LM Ericsson (251,022) (1,579,727) (29,340) 6.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.05% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
13-46 months
maturity
ranging from
01/13/2025
- 09/23/2027 $26,699,450 $(164,980) $(19,028) $(184,008)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 27,203 409,353 42,437 (23.1)
Amundi SA 4,902 334,363 21,845 (11.9)
Bouygues SA 47,266 1,783,310 (105,058) 57.1
Cie de Saint-Gobain SA 14,494 1,068,894 69,333 (37.7)
Dassault Aviation SA 9,506 1,883,425 (12,867) 7.0
Eiffage SA 29,592 3,176,720 22,290 (12.1)
Ipsen SA 16,621 1,982,708 101,961 (55.4)
La Francaise des Jeux SAEM 27,959 1,015,605 (38,755) 21.1

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Orange SA 96,131 1,095,667 (82,731) 45.0
Rexel SA 101,879 2,796,195 55,317 (30.1)
Safran SA 819 144,398 (5,218) 2.8
Sodexo SA 5,715 629,155 (3,329) 1.8
Singapore
STMicroelectronics NV 26,245 1,316,423 27,117 (14.7)
Short Positions
Common Stocks
France
Accor SA (6,620) (253,388) 2,251 (1.2)
Aeroports de Paris SA (7,601) (986,269) (7,864) 4.3
Air Liquide SA (7,326) (1,426,339) 2,082 (1.1)
Alstom SA (10,383) (140,017) (9,978) 5.4
Bollore SE (154,869) (969,142) (46,771) 25.4
Bureau Veritas SA (12,215) (309,036) (19,923) 10.8
Cie Generale des Etablissements Michelin SCA (14,394) (517,127) (5,461) 3.0
EssilorLuxottica SA (4,473) (898,173) 6,562 (3.6)
Pernod Ricard SA (4,858) (858,515) (16,257) 8.8
Remy Cointreau SA (7,347) (937,146) (85,926) 46.7
Sartorius Stedim Biotech (1,757) (465,926) (60,929) 33.1
SEB SA (1,194) (149,519) (2,945) 1.6
SOITEC (5,335) (954,669) 914 (0.5)
Luxembourg
Eurofins Scientific SE (2,467) (160,928) (11,901) 6.5
United States
Schneider Electric SE (184) (37,040) (1,176) 0.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.61% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-61 months
maturity
ranging from
01/13/2025
- 01/03/2029 $1,271,569,439 $(4,686,911) $(2,100,309) $(6,787,220)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Adobe, Inc. 13,437 8,016,514 (304,184) 4.5
Altria Group, Inc. 156,897 6,329,225 (101,404) 1.5
Amazon.com, Inc. 80,007 12,156,264 186,251 (2.7)
Axis Capital Holdings Ltd. 93,544 5,179,531 6,002 (0.1)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Booking Holdings, Inc. 2,490 8,832,578 342,949 (5.1)
Caesars Entertainment, Inc. 115,434 5,411,546 335,913 (4.9)
Cincinnati Financial Corp. 49,310 5,101,613 (22,190) 0.3
Citigroup, Inc. 160,186 8,239,968 527,012 (7.8)
Citizens Financial Group, Inc. 228,251 7,564,238 810,292 (11.9)
Comcast Corp. 146,034 6,403,591 103,976 (1.5)
DocuSign, Inc. 154,840 9,205,238 861,329 (12.7)
Federated Hermes, Inc. 141,411 4,788,176 162,688 (2.4)
First Horizon Corp. 399,291 5,653,961 229,792 (3.4)
GoDaddy, Inc. 47,471 5,039,521 9,380 (0.1)
Kimberly-Clark Corp. 64,763 7,869,352 50,347 (0.7)
Las Vegas Sands Corp. 121,165 5,962,530 193,864 (2.9)
Molson Coors Beverage Co. 159,181 9,743,469 (264,240) 3.9
NVIDIA Corp. 18,551 9,186,826 269,925 (4.0)
PayPal Holdings, Inc. 102,060 6,267,505 241,882 (3.6)
Smartsheet, Inc. 102,217 4,888,017 236,708 (3.5)
Snowflake, Inc. 26,652 5,303,748 49,263 (0.7)
Starbucks Corp. 62,958 6,044,598 (78,950) 1.2
Texas Roadhouse, Inc. 47,101 5,757,155 347,134 (5.1)
Travel + Leisure Co. 148,300 5,797,047 16,313 (0.2)
Ulta Beauty, Inc. 10,860 5,321,291 79,821 (1.2)
Unum Group 121,685 5,502,596 57,192 (0.8)
VeriSign, Inc. 28,673 5,905,491 (152,647) 2.2
Wendy's Co. (The) 390,451 7,605,985 326 (0.0)
Western Union Co. (The) 511,474 6,096,770 30,806 (0.5)
Workday, Inc. 17,667 4,877,152 239 (0.0)
Short Positions
Common Stocks
United States
Accenture plc (20,136) (7,065,924) (81,816) 1.2
Bentley Systems, Inc. (131,473) (6,860,261) (136,799) 2.0
Brown-Forman Corp. (99,070) (5,656,897) (37,941) 0.6
Church & Dwight Co., Inc. (56,285) (5,322,310) (60,824) 0.9
Churchill Downs, Inc. (64,165) (8,657,783) (734,047) 10.8
Entegris, Inc. (41,127) (4,927,837) (401,400) 5.9
JPMorgan Chase & Co. (29,253) (4,975,935) (321,783) 4.7
MACOM Technology Solutions Holdings, Inc. (55,401) (5,149,523) (243,381) 3.6
Marriott International, Inc. (32,782) (7,392,669) (276,258) 4.1
McDonald's Corp. (18,213) (5,400,337) (96,561) 1.4
Norwegian Cruise Line Holdings Ltd. (308,764) (6,187,631) (452,195) 6.7
Philip Morris International, Inc. (55,255) (5,198,390) (52,425) 0.8
Planet Fitness, Inc. (84,866) (6,195,218) (420,935) 6.2
RH (21,142) (6,162,470) (168,630) 2.5
Southern Co. (The) (76,007) (5,329,611) 94,044 (1.4)
SouthState Corp. (59,528) (5,027,140) (255,375) 3.8
Southwest Gas Holdings, Inc. (75,885) (4,807,315) (174,536) 2.6
Tractor Supply Co. (22,879) (4,919,671) 19,928 (0.3)
US Bancorp (127,340) (5,511,275) (350,185) 5.2
Visa, Inc. (22,047) (5,739,936) (80,070) 1.2

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.95% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-64 months
maturity
ranging from
01/21/2025
- 01/03/2029 $114,556,997 $359,437 $573,933 $933,370
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 324,433 4,576,169 134,665 14.4
Alamos Gold, Inc. 127,678 1,717,084 (36,016) (3.9)
Atco Ltd. 63,164 1,843,366 56,726 6.1
Bank of Nova Scotia (The) 40,752 1,983,702 64,893 7.0
Bombardier, Inc. 36,300 1,457,698 76,707 8.2
Canadian Tire Corp. Ltd. 8,754 929,673 (12,420) (1.3)
CCL Industries, Inc. 22,512 1,012,407 2,039 0.2
Cenovus Energy, Inc. 105,606 1,759,768 (7,830) (0.8)
Descartes Systems Group, Inc. (The) 10,708 899,680 5,736 0.6
Empire Co. Ltd. 67,408 1,783,065 64,099 6.9
Fairfax Financial Holdings Ltd. 2,802 2,585,165 43,583 4.7
Finning International, Inc. 85,130 2,461,931 39,254 4.2
George Weston Ltd. 14,648 1,818,494 83,021 8.9
Imperial Oil Ltd. 42,567 2,424,782 (9,637) (1.0)
Manulife Financial Corp. 123,716 2,733,787 98,035 10.5
Northland Power, Inc. 68,936 1,252,247 1,041 0.1
Open Text Corp. 39,472 1,658,953 13,703 1.5
Parkland Corp. 52,906 1,705,306 (1,198) (0.1)
Shopify, Inc. 31,564 2,457,373 (5,030) (0.5)
SNC-Lavalin Group, Inc. 37,347 1,202,387 7,580 0.8
Stantec, Inc. 15,479 1,242,712 20,972 2.2
Suncor Energy, Inc. 84,677 2,712,757 20,450 2.2
TFI International, Inc. 16,570 2,253,935 234,694 25.1
West Fraser Timber Co. Ltd. 12,846 1,098,994 99,953 10.7
Whitecap Resources, Inc. 292,366 1,957,123 (39,716) (4.3)
Zambia
First Quantum Minerals Ltd. 241,383 1,976,533 7,319 0.8
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (19,035) (939,072) 575 0.1
Canada
Alimentation Couche-Tard, Inc. (30,457) (1,793,562) (65,893) (7.1)
Aritzia, Inc. (64,876) (1,346,432) (52,159) (5.6)
BCE, Inc. (68,680) (2,704,076) (25,271) (2.7)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Brookfield Corp. (69,941) (2,805,452) (87,093) (9.3)
Canadian National Railway Co. (10,211) (1,283,455) (4,410) (0.5)
Canadian Pacific Kansas City Ltd. (20,885) (1,652,453) (44,290) (4.7)
Element Fleet Management Corp. (102,559) (1,668,746) 23,994 2.6
Enbridge, Inc. (41,017) (1,476,556) (4,334) (0.5)
GFL Environmental, Inc. (33,281) (1,148,088) (43,201) (4.6)
Gildan Activewear, Inc. (27,574) (911,885) 25,312 2.7
Hydro One Ltd. (122,053) (3,656,846) (66,070) (7.1)
Intact Financial Corp. (15,069) (2,318,378) (15,353) (1.6)
RB Global, Inc. (53,206) (3,560,451) (123,490) (13.2)
Rogers Communications, Inc. (34,987) (1,637,858) (41,455) (4.4)
Royal Bank of Canada (23,733) (2,400,077) (28,658) (3.1)
TC Energy Corp. (27,213) (1,063,013) 9,447 1.0
Teck Resources Ltd. (61,961) (2,619,098) 6,013 0.6
Thomson Reuters Corp. (8,373) (1,224,181) (32,480) (3.5)
TMX Group Ltd. (44,724) (1,081,774) (40,166) (4.3)
Tourmaline Oil Corp. (24,156) (1,086,341) (2,552) (0.3)
WSP Global, Inc. (8,542) (1,197,382) (3,481) (0.4)
Chile
Lundin Mining Corp. (257,258) (2,104,582) 11,700 1.3
United States
Brookfield Renewable Corp. (46,118) (1,327,452) (4,525) (0.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.40% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
13-62 months
maturity
ranging from
01/21/2025
- 01/03/2029 $183,456,024 $538,750 $85,426 $624,176
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 224,935 3,384,842 69,358 11.1
Bouygues SA 68,003 2,565,702 (19,014) (3.0)
Cie de Saint-Gobain SA 53,859 3,971,956 106,020 17.0
Dassault Aviation SA 6,884 1,363,928 6,641 1.1
Engie SA 301,402 5,309,588 (42,751) (6.8)
Gaztransport Et Technigaz SA 9,232 1,222,926 (4,003) (0.6)
Orange SA 372,994 4,251,255 (33,487) (5.4)
Safran SA 14,094 2,484,919 (11,599) (1.9)
SCOR SE 48,354 1,416,823 (427) (0.1)
Societe Generale SA 192,212 5,113,864 (15,512) (2.5)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Sodexo SA 25,335 2,789,090 26,355 4.2
Verallia SA 65,515 2,524,084 40,434 6.5
Vinci SA 11,920 1,500,076 13,625 2.2
Vivendi SE 314,129 3,362,745 39,467 6.3
Worldline SA/France 249,669 4,341,743 87,516 14.0
Italy
Assicurazioni Generali SpA 69,816 1,475,039 3,708 0.6
Banco BPM SpA 930,700 4,931,728 22,590 3.6
Buzzi SpA 105,689 3,214,493 10,588 1.7
Enel SpA 382,126 2,842,946 15,437 2.5
Intesa Sanpaolo SpA 1,197,714 3,504,985 34,167 5.5
Leonardo SpA 290,111 4,793,536 130,433 20.9
Pirelli & C SpA 648,555 3,538,682 105,051 16.8
Poste Italiane SpA 433,023 4,922,057 45,119 7.2
UniCredit SpA 99,796 2,717,414 60,119 9.6
Unipol Gruppo SpA 607,109 3,464,785 18,524 3.0
Singapore
STMicroelectronics NV 72,727 3,647,913 (5,947) (1.0)
United States
Stellantis NV 53,355 1,250,142 (17,118) (2.7)
Tenaris SA 132,000 2,295,899 (8,685) (1.4)
Short Positions
Common Stocks
France
Aeroports de Paris SA (13,501) (1,751,824) (12,477) (2.0)
Air Liquide SA (6,668) (1,298,229) (2,816) (0.5)
AXA SA (40,533) (1,323,664) (3,541) (0.6)
Capgemini SE (19,767) (4,131,137) 66,532 10.7
EssilorLuxottica SA (18,657) (3,746,303) 38,491 6.2
Hermes International SCA (2,408) (5,118,241) 189,876 30.4
L'Oreal SA (3,406) (1,697,894) (15,458) (2.5)
LVMH Moet Hennessy Louis Vuitton SE (2,933) (2,383,171) 18,692 3.0
Pernod Ricard SA (23,461) (4,146,070) 36,060 5.8
Sartorius Stedim Biotech (18,944) (5,023,618) (150,836) (24.2)
Teleperformance SE (11,730) (1,717,357) (31,112) (5.0)
Italy
Amplifon SpA (65,472) (2,268,646) (4,605) (0.7)
Davide Campari-Milano NV (277,147) (3,129,745) (17,433) (2.8)
Ferrari NV (19,210) (6,485,426) 222,310 35.6
FinecoBank Banca Fineco SpA (221,154) (3,327,077) (33,588) (5.4)
Infrastrutture Wireless Italiane SpA (152,517) (1,931,004) (35,145) (5.6)
Interpump Group SpA (23,611) (1,224,959) (11,281) (1.8)
Moncler SpA (36,398) (2,241,001) (45,480) (7.3)
Recordati Industria Chimica e Farmaceutica SpA (48,330) (2,606,088) (44,765) (7.2)
Reply SpA (9,773) (1,291,688) (39,473) (6.3)
Telecom Italia SpA (4,775,964) (1,551,148) (70,123) (11.2)
Luxembourg
Eurofins Scientific SE (81,533) (5,318,594) (115,324) (18.5)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.75% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
13-61 months
maturity
ranging from
01/21/2025
- 12/29/2028 $17,848,687 $(19,728) $(22,432) $(42,160)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 571,100 1,542,756 32,516 (77.1)
Yangzijiang Shipbuilding Holdings Ltd. 377,200 425,556 13,987 (33.2)
Singapore
Genting Singapore Ltd. 2,279,400 1,726,547 42,580 (101.0)
Jardine Cycle & Carriage Ltd. 36,700 827,125 40,150 (95.2)
Oversea-Chinese Banking Corp. Ltd. 79,700 784,201 29,323 (69.6)
Singapore Airlines Ltd. 380,900 1,891,295 47,043 (111.6)
United Overseas Bank Ltd. 85,300 1,841,048 46,257 (109.7)
Short Positions
Common Stocks
Singapore
CapitaLand Investment Ltd/Singapore (504,900) (1,207,154) (23,929) 56.8
City Developments Ltd. (510,400) (2,569,863) (35,137) 83.3
DBS Group Holdings Ltd. (8,000) (202,311) (11,365) 27.0
Keppel Corp. Ltd. (102,400) (547,922) (18,312) 43.4
Seatrium Ltd. (19,310,500) (1,724,269) (88,332) 209.5
Singapore Technologies Engineering Ltd. (801,700) (2,360,769) (88,856) 210.8
Singapore Telecommunications Ltd. (105,700) (197,871) (5,653) 13.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-4.57% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-64 months
maturity
ranging from
01/22/2025
- 01/03/2029 $1,012,524,982 $(3,217,090) $(13,887,818) $(17,104,908)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 88,315 9,654,596 244,075 (1.4)
AGCO Corp. 49,066 5,957,103 174,901 (1.0)
AT&T, Inc. 446,907 7,499,099 124,574 (0.7)
Baker Hughes Co. 193,142 6,601,594 15,357 (0.1)
Centene Corp. 92,236 6,844,834 (48,665) 0.3
Cisco Systems, Inc. 209,620 10,590,002 58,694 (0.3)
Crocs, Inc. 66,897 6,248,849 (683,686) 4.0
CVS Health Corp. 115,193 9,095,639 469,987 (2.7)
Dell Technologies, Inc. 102,023 7,804,760 289,592 (1.7)
Flowserve Corp. 184,623 7,610,160 152,510 (0.9)
Fortive Corp. 70,021 5,155,646 20,593 (0.1)
Gates Industrial Corp. plc 403,228 5,411,320 399,196 (2.3)
General Electric Co. 53,467 6,823,993 64,132 (0.4)
Humana, Inc. 22,743 10,411,973 5,083 (0.0)
Huntington Ingalls Industries, Inc. 22,685 5,889,933 97,535 (0.6)
Johnson & Johnson 34,240 5,366,778 44,512 (0.3)
Marathon Petroleum Corp. 33,985 5,042,015 (117,248) 0.7
Neurocrine Biosciences, Inc. 42,750 5,632,740 472,308 (2.8)
Owens Corning 43,151 6,396,273 (28,480) 0.2
PPG Industries, Inc. 46,760 6,992,958 32,997 (0.2)
PulteGroup, Inc. 50,455 5,207,965 61,555 (0.4)
Skechers USA, Inc. 106,939 6,666,577 27,804 (0.2)
TD SYNNEX Corp. 58,931 6,341,565 86,629 (0.5)
Terex Corp. 98,976 5,687,161 12,867 (0.1)
Toll Brothers, Inc. 69,988 7,194,067 98,683 (0.6)
Valero Energy Corp. 50,995 6,629,350 (97,910) 0.6
Walmart, Inc. 46,564 7,340,815 86,342 (0.5)
Short Positions
Common Stocks
United States
Abbott Laboratories (53,672) (5,907,677) 86 (0.0)
Apple, Inc. (41,160) (7,924,535) 138,298 (0.8)
Arrowhead Pharmaceuticals, Inc. (163,504) (5,003,222) (434,921) 2.5
Biogen, Inc. (22,274) (5,763,843) (130,290) 0.8
BJ's Wholesale Club Holdings, Inc. (103,707) (6,913,109) (63,261) 0.4
Celanese Corp. (60,383) (9,381,707) (297,688) 1.7
Columbia Sportswear Co. (63,232) (5,029,473) 131,014 (0.8)
Dover Corp. (35,682) (5,488,248) (24,051) 0.1
Graphic Packaging Holding Co. (211,581) (5,215,472) 21,844 (0.1)
Hayward Holdings, Inc. (372,238) (5,062,437) (93,201) 0.5
HEICO Corp. (41,372) (7,400,210) 133,910 (0.8)
Honeywell International, Inc. (28,273) (5,929,131) (91,421) 0.5
Ionis Pharmaceuticals, Inc. (147,812) (7,477,809) (22,627) 0.1
Neogen Corp. (379,100) (7,623,701) (93,832) 0.5
Novanta, Inc. (33,022) (5,561,235) (41,288) 0.2
Quanta Services, Inc. (28,601) (6,172,096) (22,881) 0.1
Quest Diagnostics, Inc. (37,318) (5,145,406) (68,345) 0.4
Repligen Corp. (36,583) (6,577,623) (111,212) 0.7
Tempur Sealy International, Inc. (118,032) (6,016,091) (93,245) 0.5
Toro Co. (The) (68,865) (6,610,351) (552,043) 3.2

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
UnitedHealth Group, Inc. (18,287) (9,627,557) (12,350) 0.1
Waters Corp. (19,222) (6,328,459) (133,593) 0.8
Williams Cos., Inc. (The) (169,235) (5,894,455) (16,568) 0.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.28% to 0.28%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-76 months
maturity
05/14/2024 $21,488,677 $213,621 $(35,544) $178,077
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 43,350 1,924,660 (5,614) (3.2)
Adecco Group AG (Registered) 8,121 398,851 (3,699) (2.1)
Clariant AG (Registered) 5,017 74,125 (1,335) (0.7)
DKSH Holding AG 19,143 1,329,233 23,899 13.4
Galenica AG 3,689 319,114 1,774 1.0
Georg Fischer AG (Registered) 22,305 1,623,228 8,134 4.6
Novartis AG (Registered) 43,754 4,419,613 (15,874) (8.9)
Swatch Group AG (The) 2,922 795,047 (14,448) (8.1)
Short Positions
Common Stocks
Switzerland
Bachem Holding AG (12,917) (1,000,310) 63,244 35.5
BKW AG (570) (101,384) 2,782 1.6
EMS-Chemie Holding AG (Registered) (958) (776,773) 6,895 3.9
SIG Group AG (162,603) (3,744,913) 199,087 111.8
Straumann Holding AG (Registered) (16,296) (2,633,481) (27,438) (15.4)
Swisscom AG (Registered) (550) (331,028) 3,399 1.9
Tecan Group AG (Registered) (1,479) (605,070) (4,712) (2.6)
VAT Group AG (2,811) (1,411,847) (22,473) (12.6)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
11-25 months
maturity
02/21/2024 $10,358,785 $134,066 $(104,503) $29,563
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 9,957 1,249,446 26,478 89.6
Genmab A/S 3,197 1,019,373 22,781 77.1
ISS A/S 132,058 2,522,258 110,963 375.3
Pandora A/S 7,431 1,027,374 11,660 39.4
ROCKWOOL A/S 1,371 401,117 5,209 17.6
Short Positions
Common Stocks
Denmark
Ambu A/S (39,339) (612,855) (30,988) (104.8)
GN Store Nord A/S (10,238) (260,520) 7,836 26.5
Novozymes A/S (34,293) (1,885,203) (50,372) (170.4)
Tryg A/S (63,442) (1,380,639) 30,499 103.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.75% to 0.28%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
12-85 months
maturity
12/18/2024 $56,929,698 $158,188 $423,094 $581,282

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 21,949 954,135 (3,943) (0.7)
Anheuser-Busch InBev SA/NV 5,572 359,662 6,706 1.2
Proximus SADP 237,278 2,230,728 (5,218) (0.9)
Solvay SA 8,318 254,938 14,995 2.6
Finland
Wartsila OYJ Abp 15,145 220,108 2,506 0.4
Germany
Bayerische Motoren Werke AG 17,063 1,898,628 (4,255) (0.7)
Bechtle AG 4,949 247,883 4,760 0.8
Brenntag SE 7,571 695,832 16,326 2.8
Evonik Industries AG 22,093 451,337 9,276 1.6
Freenet AG 29,223 817,906 9,452 1.6
GEA Group AG 42,446 1,764,658 107,750 18.5
HOCHTIEF AG 11,165 1,236,478 8,848 1.5
Knorr-Bremse AG 1,981 127,944 665 0.1
TeamViewer SE 86,183 1,338,640 32,820 5.6
thyssenkrupp AG 383,619 2,668,625 (29,892) (5.1)
Netherlands
Koninklijke Ahold Delhaize NV 73,860 2,125,060 (15,306) (2.6)
Spain
Acerinox SA 178,819 2,107,383 30,659 5.3
Banco de Sabadell SA 2,580,187 3,176,099 (22,652) (3.9)
Banco Santander SA 186,102 778,406 171 0.0
Industria de Diseno Textil SA 10,340 451,176 12,732 2.2
Mapfre SA 807,652 1,735,663 (2,971) (0.5)
Repsol SA 77,290 1,146,514 (11,763) (2.0)
United States
Signify NV 66,351 2,225,163 4,278 0.7
Short Positions
Common Stocks
Belgium
D'ieteren Group (7,467) (1,460,637) (55,173) (9.5)
Elia Group SA/NV (5,254) (657,669) (8,052) (1.4)
Umicore SA (22,473) (618,164) (12,327) (2.1)
Finland
Neste OYJ (20,075) (713,663) 19,228 3.3
Stora Enso OYJ (14,621) (202,582) (2,920) (0.5)
Germany
adidas AG (11,519) (2,340,739) 103,862 17.9
Aurubis AG (7,297) (597,096) 19,957 3.4
Carl Zeiss Meditec AG (6,836) (744,128) 10,532 1.8
Evotec SE (4,713) (110,534) (3,094) (0.5)
Fraport AG Frankfurt Airport Services Worldwide (30,178) (1,820,920) 49,384 8.5
Merck KGaA (6,184) (984,583) (24,731) (4.3)
Rheinmetall AG (2,276) (721,802) (9,985) (1.7)
Netherlands
Adyen NV (1,711) (2,208,800) 14,764 2.5
IMCD NV (1,854) (322,899) (7,295) (1.3)
Koninklijke KPN NV (60,489) (208,392) (716) (0.1)
SBM Offshore NV (50,588) (695,006) (22,613) (3.9)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands (continued)
Universal Music Group NV (6,481) (185,014) 3,083 0.5
South Korea
Delivery Hero SE (7,019) (193,184) 26,877 4.6
Spain
Acciona SA (7,406) (1,090,492) (9,235) (1.6)
Amadeus IT Group SA (3,208) (230,404) 1,067 0.2
Cellnex Telecom SA (146,394) (5,763,971) 3,949 0.7
Corp. ACCIONA Energias Renovables SA (19,350) (600,548) (5,418) (0.9)
Fluidra SA (37,249) (776,564) (1,432) (0.2)
Grifols SA (66,249) (1,133,347) (121,150) (20.8)
Iberdrola SA (10,801) (141,674) (2,226) (0.4)
Naturgy Energy Group SA (13,799) (411,586) 3,067 0.5
Preferred Stocks
Germany
Sartorius AG (Preference) (7,717) (2,833,843) 27,751 4.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
14-25 months
maturity
02/21/2024 $20,174,314 $5,469 $(28,989) $(23,520)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Guatemala
Millicom International Cellular SA 60,556 1,085,006 44,224 (188.0)
Sweden
Billerud Aktiebolag 157,570 1,605,854 (5,614) 23.9
Elekta AB 131,476 1,076,787 27,435 (116.6)
Getinge AB 21,116 470,200 (1,903) 8.1
H & M Hennes & Mauritz AB 107,181 1,879,959 (46,017) 195.6
Saab AB 1,624 97,868 4,222 (18.0)
Skanska AB 32,962 597,192 8,448 (35.9)
Trelleborg AB 11,256 377,797 702 (3.0)
Volvo AB 32,705 850,984 9,368 (39.8)
Volvo Car AB 74,985 243,191 (4,082) 17.4

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Sweden
Beijer Ref AB (116,281) (1,560,370) (28,180) 119.8
Epiroc AB (82,681) (1,664,277) (11,649) 49.5
EQT AB (70,234) (1,988,581) (43,681) 185.7
Hexagon AB (42,625) (511,982) (10,129) 43.1
Holmen AB (30,668) (1,295,319) 19,452 (82.7)
Indutrade AB (59,145) (1,541,470) (987) 4.2
Lifco AB (10,672) (262,007) 3,998 (17.0)
Nibe Industrier AB (114,721) (805,618) 38,577 (164.0)
Securitas AB (77,312) (757,966) (14,898) 63.3
Svenska Cellulosa AB SCA (99,976) (1,501,886) 16,183 (68.8)
Collateral pledged to, or (received from), each counterparty at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BANA
Cash $ (788,460) $ – $ (788,460)
Investment Companies 1,324 – 1,324
BARC
Cash – 4,658,205 4,658,205
BNPP
Cash 91,235,651 – 91,235,651
CITI
Investment Companies 218,171 – 218,171
GSIN
Cash 3,901,397 – 3,901,397
U.S. Treasury Bills 70,597,050 – 70,597,050
JPMC
U.S. Treasury Bills 97,425,491 – 97,425,491
MSIP
Cash (640,280) – (640,280)
U.S. Treasury Bills 11,796,217 – 11,796,217

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
L
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 11.0%
Energy - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Antero Resources Corp. (1)*
2,321 52,640
APA Corp. (1)
2,126 76,281
Cheniere Energy, Inc. (1)
775 132,300
Chesapeake Energy Corp. (1)
838 64,476
Chevron Corp. (1)
3,384 504,758
ConocoPhillips (1)
2,197 255,006
Coterra Energy, Inc. (1)
3,055 77,964
Devon Energy Corp. (1)
1,856 84,077
Diamondback Energy, Inc. (1)
741 114,914
DT Midstream, Inc. (1)
1,365 74,802
EOG Resources, Inc. (1)
1,245 150,583
EQT Corp. (1)
2,229 86,173
Exxon Mobil Corp. (1)
5,932 593,081
Hess Corp. (1)
913 131,618
HF Sinclair Corp. (1)
1,475 81,966
Kinder Morgan, Inc. (1)
6,263 110,479
Marathon Oil Corp. (1)
3,613 87,290
Marathon Petroleum Corp. (1)
1,436 213,045
New Fortress Energy, Inc. (1)
1,553 58,595
Occidental Petroleum Corp. (1)
1,991 118,883
ONEOK, Inc. (1)
1,720 120,778
Ovintiv, Inc. (1)
1,770 77,738
Phillips 66 (1)
1,365 181,736
Pioneer Natural Resources Co. (1)
542 121,885
Range Resources Corp. (1)
2,702 82,249
Southwestern Energy Co. (1)*
11,217 73,471
Targa Resources Corp. (1)
1,393 121,010
Valero Energy Corp. (1)
1,075 139,750
Williams Cos., Inc. (The) (1)
3,452 120,233
Total Energy 4,107,781
Financials - 7.0%
Banks - 7.0%
ABN AMRO Bank NV, CVA
(Netherlands) (a) 10,059 151,272
Banco Bilbao Vizcaya Argentaria
SA (Spain) 44,089 401,839
Banco Santander SA (Spain)
106,908 447,162
Barclays plc (United Kingdom)
139,041 272,252
BNP Paribas SA (France)
6,806 472,647
CaixaBank SA (Spain)
56,069 230,911
Commerzbank AG (Germany)
16,378 194,665
Credit Agricole SA (France)
17,694 251,549
DNB Bank ASA (Norway)
7,870 167,326
FinecoBank Banca Fineco SpA
(Italy) 11,403 171,549
HSBC Holdings plc (United
Kingdom) 107,526 869,882
ING Groep NV (Netherlands)
26,262 393,787
Intesa Sanpaolo SpA (Italy)
119,981 351,112
KBC Group NV (Belgium)
3,078 199,760
Lloyds Banking Group plc (United
Kingdom) 529,751 321,314
INVESTMENTS SHARES VALUE ($)
Banks - 7.0% (continued)
Mediobanca Banca di Credito
Finanziario SpA (Italy) 16,044 198,814
NatWest Group plc (United
Kingdom) 63,998 178,260
Nordea Bank Abp (Finland)
27,051 335,822
Skandinaviska Enskilda Banken
AB, Class A (Sweden) 21,080 290,919
Societe Generale SA (France)
8,889 236,495
Standard Chartered plc (United
Kingdom) 28,075 238,248
Svenska Handelsbanken AB, Class
A (Sweden) 22,778 247,539
Swedbank AB, Class A (Sweden)
12,044 243,501
UniCredit SpA (Italy)
14,605 397,690
Total Financials 7,264,315
TOTAL COMMON STOCKS
(Cost $10,345,057) 11,372,096
SHORT-TERM INVESTMENTS - 68.9%
INVESTMENT COMPANIES - 39.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.19%
(1)(b)(c) 2,748,761 2,748,761
Limited Purpose Cash Investment
Fund, 5.37% (1)(b) 38,387,117 38,371,763
TOTAL INVESTMENT COMPANIES
(Cost $41,109,451) 41,120,524
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 29.2%
U.S. Treasury Bills
5.40%, 1/4/2024 (d) $ 4,061,000 4,059,820
5.41%, 1/11/2024 (d)(e) 4,217,000 4,211,490
5.39%, 1/18/2024 (d) 606,000 604,578
5.41%, 1/25/2024 (d) 418,000 416,592
5.41%, 2/1/2024 (d) 160,000 159,297
5.41%, 2/8/2024 (d) 139,000 138,247
5.50%, 2/29/2024 (d)(e) 239,000 236,973
5.45%, 3/14/2024 (d) 909,000 899,567
5.45%, 3/21/2024 (d)(e) 2,283,000 2,256,990
5.49%, 4/4/2024 (d) 11,483,000 11,328,745
5.48%, 4/18/2024 (d)(e) 1,826,000 1,797,820
5.47%, 4/25/2024 (d) 1,582,000 1,556,082
5.40%, 5/9/2024 (d)(e) 1,166,000 1,144,698
5.41%, 5/16/2024 (d)(e) 713,000 699,329

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 29.2% (continued)
5.21%, 6/27/2024 (d) $ 743,000 724,576
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,222,742) 30,234,804
TOTAL SHORT-TERM INVESTMENTS
(Cost $71,332,193) 71,355,328
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 79.9%
(Cost $81,677,250) 82,727,424
OTHER ASSETS IN EXCESS OF
LIABILITIES - 20.1% ‡ 20,837,256
NET ASSETS - 100.0% 103,564,680
SECTOR VALUE
% OF NET
ASSETS
Energy $ 4,107,781 4.0%
Financials 7,264,315 7.0
Investment Companies 41,120,524 39.7
U.S. Treasury Obligations 30,234,804 29.2
Total Investments In Securities
At Value 82,727,424 79.9
Other Assets in Excess of
Liabilities ‡ 20,837,256 20.1
Net Assets
$ 103,564,680 100.0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2023 amounted to $151,272, which represents 0.15% of net assets of the Fund.
(b) Represents 7-day effective yield as of December 31, 2023.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
Credit default swap contracts outstanding - buy protection as of December 31, 2023:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 40.V1 1.00 % Quarterly 12/20/2028 0.58 % EUR 8,020,000 $ (103,675) $ (70,741) $ (174,416)
Markit CDX North America
Investment Grade Index
Series 41.V1 1.00 Quarterly 12/20/2028 0.57 USD 5,008,000 (66,750) (31,782) (98,532)
$ (170,425) $ (102,523) $ (272,948)
Credit default swap contracts outstanding - sell protection as of December 31, 2023 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 40.V1 5.00 % Quarterly 12/20/2028 3.10 % EUR 8,566,000 $ 287,782 $ 478,652 $ 766,434
Markit CDX North America
High Yield Index Series
41.V2 5.00 Quarterly 12/20/2028 3.56 USD 3,537,000 83,076 126,047 209,123
370,858 604,699 975,557
Markit CDX North America
Emerging Markets Index
Series 40.V1 1.00 % Quarterly 12/20/2028 1.67 % USD 996,000 $ (45,029) $ 16,486 $ (28,543)
(45,029) 16,486 (28,543)
$ 325,829 $ 621,185 $ 947,014
Forward effective interest rate swap contracts outstanding as of December 31, 2023:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 4.50% Semi 3/18/2026 CAD 12,300,000 $ 97,106 $ 59,977 $ 157,083
Pay 1D CORRA Semi 4.00% Semi 6/17/2026 CAD 5,900,000 21,739 33,088 54,827
Pay 1D CORRA Semi 3.50% Semi 6/17/2026 CAD 2,200,000 (6,590) 11,515 4,925
Pay 1D CORRA Semi 3.50% Semi 6/19/2034 CAD 400,000 7,839 5,430 13,269
Pay 1D SARON Annual 1.50% Annual 3/20/2026 CHF 84,100,000 (262,226) 1,137,673 875,447
Pay 1D SARON Annual 2.00% Annual 3/20/2026 CHF 24,000,000 132,020 401,142 533,162
Pay 1D SARON Annual 1.00% Annual 6/19/2026 CHF 30,200,000 (63,172) 75,919 12,747
Pay 1D SARON Annual 2.00% Annual 3/20/2029 CHF 7,700,000 89,815 344,552 434,367
Pay 1D SARON Annual 1.50% Annual 3/20/2029 CHF 6,500,000 (64,189) 241,663 177,474
Pay 1D SOFR Annual 3.75% Annual 6/19/2034 USD 23,500,000 (190,269) 899,401 709,132
Pay 1D SOFR Annual 4.00% Annual 3/20/2054 USD 1,700,000 26,779 196,651 223,430
Pay 1D SONIA Annual 4.75% Annual 3/20/2026 GBP 7,300,000 (141,423) 310,117 168,694
Pay 1D SONIA Annual 5.25% Annual 3/20/2026 GBP 2,100,000 4,710 68,759 73,469
Pay 1D SONIA Annual 5.00% Annual 6/19/2026 GBP 7,200,000 119,152 134,340 253,492
Pay 1D SONIA Annual 3.75% Annual 6/19/2034 GBP 5,500,000 310,626 9,554 320,180
Pay 1D SONIA Annual 4.00% Annual 3/20/2054 GBP 4,800,000 (123,718) 877,023 753,305
Pay 1D SONIA Annual 3.75% Annual 3/20/2054 GBP 1,900,000 (100,538) 286,555 186,017
Pay 1D SONIA Annual 4.00% Annual 6/19/2054 GBP 2,300,000 56,631 315,250 371,881
Pay 1D SORA Semi 3.50% Semi 3/18/2026 SGD 7,200,000 26,961 59,833 86,794
Pay 1D SORA Semi 3.00% Semi 3/18/2026 SGD 1,400,000 (245) 7,235 6,990

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TONAR Annual 0.50% Annual 6/19/2026 JPY 1,154,300,000 $ 32,537 $ 1,413 $ 33,950
Pay 1D TONAR Annual 0.50% Annual 3/21/2029 JPY 13,502,100,000 (918,981) 946,122 27,141
Pay 1D TONAR Annual 1.50% Annual 3/22/2044 JPY 2,020,000,000 51,079 282,453 333,532
Pay 1D TONAR Annual 1.50% Annual 6/20/2044 JPY 856,100,000 75,038 38,929 113,967
Pay 1M TIIE Monthly 9.00% Monthly 6/17/2026 MXN 269,000,000 20,738 10,355 31,093
Pay 3M BBR Qtrly 4.50% Qtrly 3/12/2026 AUD 29,600,000 104,533 164,688 269,221
Pay 3M BBR Qtrly 4.00% Qtrly 3/12/2026 AUD 1,600,000 (6,771) 10,906 4,135
Pay 3M BBR Qtrly 5.00% Semi 6/10/2026 NZD 28,300,000 124,513 131,507 256,020
Pay 3M BBR Qtrly 4.50% Semi 6/10/2026 NZD 1,100,000 (3,183) 6,717 3,534
Pay 3M BBR Qtrly 5.00% Semi 3/14/2029 NZD 5,000,000 (37,134) 176,171 139,037
Pay 3M BBR Qtrly 5.00% Semi 3/15/2034 NZD 10,100,000 2,956 457,251 460,207
Pay 3M BBR Qtrly 5.00% Semi 6/14/2034 NZD 600,000 6,443 21,740 28,183
Pay 3M BBR Qtrly 4.50% Semi 6/14/2034 NZD 3,100,000 6,489 60,363 66,852
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 3/18/2026 KRW 4,136,600,000 (16,016) 38,707 22,691
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 3/18/2026 KRW 18,900,000,000 54,546 190,069 244,615
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 6/17/2026 KRW 5,188,800,000 8,147 29,100 37,247
Pay 3M STIBOR Qtrly 3.50% Annual 3/21/2029 SEK 26,000,000 12,182 132,163 144,345
Pay 3M STIBOR Qtrly 3.00% Annual 6/20/2029 SEK 190,000,000 301,578 393,774 695,352
Pay 3M STIBOR Qtrly 3.50% Annual 3/15/2034 SEK 25,000,000 32,848 224,348 257,196
Pay 3M STIBOR Qtrly 3.00% Annual 3/15/2034 SEK 32,700,000 (25,080) 219,101 194,021
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2034 SEK 7,000,000 13,890 (408) 13,482
Pay 6M BBR Semi 4.50% Semi 6/07/2029 AUD 28,600,000 82,866 436,095 518,961
Pay 6M BBR Semi 4.00% Semi 6/07/2029 AUD 100,000 292 9 301
Pay 6M BBR Semi 5.00% Semi 6/08/2034 AUD 8,000,000 113,043 247,280 360,323
Pay 6M BBR Semi 4.50% Semi 6/08/2034 AUD 900,000 (14,842) 30,489 15,647
Pay 6M EURIBOR Semi 3.00% Annual 3/20/2029 EUR 85,600,000 (975,429) 3,829,331 2,853,902
Pay 6M EURIBOR Semi 3.00% Annual 6/19/2029 EUR 36,000,000 660,813 671,093 1,331,906
Pay 6M EURIBOR Semi 3.00% Annual 6/19/2034 EUR 32,600,000 554,970 1,247,603 1,802,573
Pay 6M NIBOR Semi 4.00% Annual 3/21/2029 NOK 16,100,000 (12,952) 58,970 46,018
Pay 6M NIBOR Semi 4.50% Annual 3/21/2029 NOK 18,000,000 12,599 78,820 91,419
Pay 6M NIBOR Semi 3.50% Annual 6/20/2029 NOK 36,600,000 (8,513) 47,650 39,137
Pay 6M NIBOR Semi 4.00% Annual 3/15/2034 NOK 152,100,000 (34,707) 926,330 891,623
Pay 6M NIBOR Semi 3.50% Annual 6/21/2034 NOK 12,900,000 12,217 15,057 27,274
Pay 6M WIBOR Semi 5.00% Annual 3/18/2026 PLN 3,000,000 1,837 1,914 3,751
Receive 1D SARON Annual 1.00% Annual 6/19/2034 CHF 500,000 7,634 630 8,264
Receive 1D SOFR Annual 3.50% Annual 3/20/2026 USD 77,000,000 1,356,171 (895,251) 460,920
Receive 1D SOFR Annual 3.25% Annual 3/20/2034 USD 2,600,000 116,843 (77,618) 39,225
Receive 1D SOFR Annual 3.00% Annual 3/20/2054 USD 4,000,000 496,046 (279,846) 216,200
Receive 1D TONAR Annual 0.00% Annual 3/23/2026 JPY 10,000,000 491 (152) 339
Receive 3M JIBAR Qtrly 7.50% Qtrly 6/17/2026 ZAR 14,000,000 1,081 185 1,266
Receive 6M NIBOR Semi 3.50% Annual 6/17/2026 NOK 46,000,000 2,004 1,237 3,241
2,153,824 15,350,972 17,504,796
Pay 1D SARON Annual 1.00% Annual 6/19/2029 CHF 22,300,000 (76,814) 60,842 (15,972)
Pay 1D SOFR Annual 3.25% Annual 3/20/2029 USD 47,300,000 (2,133,639) 1,740,387 (393,252)
Pay 1D SORA Semi 2.50% Semi 6/17/2026 SGD 6,600,000 (14,496) 12,107 (2,389)
Pay 1D TONAR Annual 0.50% Annual 6/19/2029 JPY 2,092,400,000 (59,349) 30,106 (29,243)
Pay 6M WIBOR Semi 4.50% Annual 3/18/2026 PLN 2,100,000 (3,871) 1,639 (2,232)
Receive 1D CORRA Semi 3.50% Semi 6/18/2029 CAD 1,800,000 (12,777) (23,901) (36,678)
Receive 1D CORRA Semi 3.00% Semi 6/18/2029 CAD 600,000 718 (2,779) (2,061)
Receive 1D CORRA Semi 4.00% Semi 3/20/2034 CAD 2,600,000 (113,869) (48,322) (162,191)
Receive 1D SARON Annual 2.00% Annual 3/20/2034 CHF 13,900,000 (274,437) (1,059,234) (1,333,671)
Receive 1D SARON Annual 1.50% Annual 3/20/2034 CHF 3,500,000 60,425 (198,263) (137,838)
Receive 1D SARON Annual 1.50% Annual 6/19/2034 CHF 15,900,000 (398,557) (235,426) (633,983)
Receive 1D SOFR Annual 4.00% Annual 6/19/2026 USD 54,300,000 (261,018) (187,055) (448,073)
Receive 1D SOFR Annual 4.25% Annual 3/20/2029 USD 2,500,000 (20,515) (71,393) (91,908)
Receive 1D SOFR Annual 3.75% Annual 6/19/2029 USD 5,500,000 (9,736) (91,568) (101,304)
Receive 1D SOFR Annual 4.25% Annual 3/20/2034 USD 2,200,000 (33,349) (116,716) (150,065)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 3.50% Annual 6/19/2054 USD 4,400,000 $ 186,280 $ (378,360) $ (192,080)
Receive 1D SONIA Annual 4.25% Annual 6/19/2026 GBP 9,400,000 (156,877) (7,890) (164,767)
Receive 1D SONIA Annual 4.25% Annual 3/20/2029 GBP 3,700,000 37,748 (244,885) (207,137)
Receive 1D SONIA Annual 4.75% Annual 3/20/2029 GBP 2,200,000 (51,570) (134,197) (185,767)
Receive 1D SONIA Annual 4.50% Annual 6/19/2029 GBP 4,800,000 (159,450) (206,796) (366,246)
Receive 1D SONIA Annual 3.75% Annual 6/19/2029 GBP 100,000 (2,066) (1,327) (3,393)
Receive 1D SONIA Annual 4.25% Annual 3/20/2034 GBP 7,400,000 (211,722) (577,506) (789,228)
Receive 1D SONIA Annual 4.00% Annual 3/20/2034 GBP 1,700,000 21,490 (157,782) (136,292)
Receive 1D SONIA Annual 4.25% Annual 6/19/2034 GBP 3,200,000 (141,456) (213,013) (354,469)
Receive 1D TONAR Annual 0.50% Annual 3/23/2026 JPY 3,770,200,000 (81,121) (58,088) (139,209)
Receive 1D TONAR Annual 1.00% Annual 3/21/2034 JPY 9,699,500,000 192,727 (960,303) (767,576)
Receive 1D TONAR Annual 1.00% Annual 6/19/2034 JPY 3,147,600,000 (50,711) (117,801) (168,512)
Receive 3M BBR Qtrly 5.00% Semi 3/11/2026 NZD 18,700,000 (6,618) (112,311) (118,929)
Receive 3M BBR Qtrly 5.50% Semi 3/11/2026 NZD 10,400,000 (54,774) (72,601) (127,375)
Receive 3M BBR Qtrly 4.50% Qtrly 6/11/2026 AUD 16,300,000 (85,703) (79,151) (164,854)
Receive 3M BBR Qtrly 4.00% Qtrly 6/11/2026 AUD 66,400,000 53,819 (300,913) (247,094)
Receive 3M BBR Qtrly 4.50% Semi 6/13/2029 NZD 7,100,000 21,596 (135,504) (113,908)
Receive 3M HIBOR Qtrly 4.50% Qtrly 3/18/2026 HKD 11,000,000 (3,887) (21,048) (24,935)
Receive 3M HIBOR Qtrly 3.50% Qtrly 6/17/2026 HKD 6,800,000 373 (2,269) (1,896)
Receive 3M HIBOR Qtrly 4.00% Qtrly 6/17/2026 HKD 58,400,000 (20,247) (65,332) (85,579)
Receive 3M STIBOR Qtrly 4.00% Annual 3/18/2026 SEK 224,000,000 (119,433) (440,324) (559,757)
Receive 3M STIBOR Qtrly 3.50% Annual 3/18/2026 SEK 162,900,000 (3,911) (249,716) (253,627)
Receive 3M STIBOR Qtrly 3.50% Annual 6/17/2026 SEK 1,000,000 (495) (1,519) (2,014)
Receive 3M STIBOR Qtrly 3.00% Annual 6/17/2026 SEK 624,900,000 (115,367) (557,588) (672,955)
Receive 3M STIBOR Qtrly 2.50% Annual 6/17/2026 SEK 34,000,000 (1,984) (2,766) (4,750)
Receive 3M STIBOR Qtrly 3.00% Annual 6/21/2034 SEK 22,000,000 (54,429) (83,380) (137,809)
Receive 6M BBR Semi 4.50% Semi 3/09/2034 AUD 700,000 (4,650) (7,771) (12,421)
Receive 6M BBR Semi 5.00% Semi 3/09/2034 AUD 7,500,000 (152,947) (189,997) (342,944)
Receive 6M BBR Semi 5.00% Semi 6/09/2044 AUD 1,200,000 (18,907) (58,212) (77,119)
Receive 6M BUBOR Semi 7.00% Annual 3/18/2026 HUF 1,968,100,000 21,641 (126,294) (104,653)
Receive 6M EURIBOR Semi 3.25% Annual 3/20/2026 EUR 91,000,000 212,621 (1,527,598) (1,314,977)
Receive 6M EURIBOR Semi 3.25% Annual 6/19/2026 EUR 175,800,000 (1,734,540) (1,631,610) (3,366,150)
Receive 6M EURIBOR Semi 3.00% Annual 3/20/2034 EUR 6,600,000 (368,378) 20,944 (347,434)
Receive 6M EURIBOR Semi 2.50% Annual 3/20/2054 EUR 8,700,000 433,643 (822,333) (388,690)
Receive 6M EURIBOR Semi 2.75% Annual 6/19/2054 EUR 4,400,000 (264,084) (208,364) (472,448)
Receive 6M NIBOR Semi 5.00% Annual 3/18/2026 NOK 114,000,000 (67,536) (189,971) (257,507)
Receive 6M NIBOR Semi 4.50% Annual 3/18/2026 NOK 708,800,000 77,464 (1,024,398) (946,934)
Receive 6M NIBOR Semi 4.00% Annual 6/17/2026 NOK 221,900,000 (35,329) (152,168) (187,497)
Receive 6M PRIBOR Semi 4.00% Annual 6/17/2026 CZK 4,900,000 (205) (2,153) (2,358)
Receive 6M PRIBOR Semi 3.50% Annual 6/17/2026 CZK 23,000,000 1,678 (3,047) (1,369)
(6,058,601) (11,294,918) (17,353,519)
$ (3,904,777) $ 4,056,054 $ 151,277
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
(a) Floating rate indices at December 31, 2023 were as follows:
1 Day Canadian Overnight Repo Rate Average (”CORRA”): 5.06%
1 Day Secured Overnight Financing Rate (''SOFR''): 5.38%
1 Day Singapore Overnight Rate Average (“SORA”): 3.62%
1 Day Sterling Overnight Index Average (''SONIA''): 5.19%
1 Day Swiss Average Rate Overnight (“SARON”): 1.70%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.04%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 11.50%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 4.36%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 5.15%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 8.40%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.83%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 4.05%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 4.45%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 9.59%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 3.86%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 4.84%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 6.43%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 5.72%
Total return swap contracts outstanding as of December 31, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 01/19/2024 EUR (946,824) $ 614
DTOP Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/20/2024 ZAR 132,720 150
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/14/2024 BRL 41,415,950 414,880
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 03/14/2024 KRW 816,075,000 34,707
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/14/2024 KRW 5,168,475,000 273,620
Swiss Market
Index March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 03/15/2024 CHF (5,208,070) 6,755
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/17/2024 TWD 17,870,000 5,815
WIG20 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 03/15/2024 PLN 3,316,600 10,139

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly GSIN 03/20/2024 BRL 2,700,443 $ 14,865
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly GSIN 03/21/2024 JPY 226,467,321 7,814
Total unrealized appreciation 769,359
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/30/2024 HKD (16,808,400) (28,769)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.10%) Monthly GSIN 03/20/2024 AUD (153,941) (4,705)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.95%) Monthly GSIN 03/20/2024 CAD (811,624) (11,302)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.05%) Monthly GSIN 03/20/2024 USD (1,334,754) (124,269)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.41%)
Increases in
total return of
reference entity
Monthly GSIN 03/20/2024 EUR 4,471,412 (9,740)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.05%) Monthly GSIN 03/20/2024 EUR (310,123) (1,326)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.05%) Monthly GSIN 03/20/2024 SGD (2,714,874) $ (92,859)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.12%) Monthly GSIN 03/20/2024 ZAR (6,544,142) (20,428)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.19%) Monthly GSIN 03/20/2024 SEK (5,079,286) (18,732)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.15%) Monthly GSIN 03/20/2024 CHF (653,518) (2,681)
Tel Aviv Stock
Exchange 35
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TELBOR plus or
minus a specified
spread (-0.50%) Monthly BANA 03/20/2024 ILS (663,841) (6,877)
Total unrealized depreciation (321,688)
Net unrealized appreciation $ 447,671
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 242 1/2024 USD $ 18,643,680 $ 103,813
Hang Seng Index 1 1/2024 HKD 109,701 2,443
IBEX 35 Index 15 1/2024 EUR 1,670,199 (11,417)
LME Aluminum Base Metal 1 1/2024 USD 58,788 4,560
LME Aluminum Base Metal 1 1/2024 USD 58,913 3,709
LME Aluminum Base Metal 1 1/2024 USD 58,969 2,415
LME Aluminum Base Metal 2 1/2024 USD 117,650 6,738
LME Aluminum Base Metal 3 1/2024 USD 176,381 11,971

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 4 1/2024 USD $ 235,200 $ 17,125
LME Aluminum Base Metal 4 1/2024 USD 235,250 15,099
LME Aluminum Base Metal 5 1/2024 USD 294,656 17,141
LME Aluminum Base Metal 7 1/2024 USD 411,663 20,349
LME Aluminum Base Metal 8 1/2024 USD 469,328 16,051
LME Aluminum Base Metal 11 1/2024 USD 640,888 373
LME Aluminum Base Metal 11 1/2024 USD 645,013 13,766
LME Aluminum Base Metal 22 1/2024 USD 1,294,425 69,392
LME Aluminum Base Metal 40 1/2024 USD 2,347,790 112,297
LME Copper Base Metal 1 1/2024 USD 212,169 12,578
LME Copper Base Metal 1 1/2024 USD 212,536 12,214
LME Copper Base Metal 1 1/2024 USD 212,721 9,587
LME Copper Base Metal 1 1/2024 USD 212,288 13,381
LME Copper Base Metal 2 1/2024 USD 426,513 12,926
LME Copper Base Metal 2 1/2024 USD 424,500 23,247
LME Copper Base Metal 3 1/2024 USD 635,752 34,719
LME Copper Base Metal 7 1/2024 USD 1,483,153 65,285
LME Copper Base Metal 14 1/2024 USD 2,963,594 190,095
LME Lead Base Metal 1 1/2024 USD 51,225 (1,517)
LME Lead Base Metal 1 1/2024 USD 50,863 (2,275)
LME Lead Base Metal 1 1/2024 USD 51,123 (1,566)
LME Lead Base Metal 1 1/2024 USD 51,012 (1,057)
LME Lead Base Metal 1 1/2024 USD 51,241 (1,011)
LME Lead Base Metal 1 1/2024 USD 51,087 (227)
LME Lead Base Metal 2 1/2024 USD 102,643 (3,756)
LME Lead Base Metal 2 1/2024 USD 102,281 (3,024)
LME Lead Base Metal 2 1/2024 USD 101,957 (3,711)
LME Lead Base Metal 4 1/2024 USD 203,587 (12,674)
LME Lead Base Metal 5 1/2024 USD 254,809 (14,079)
LME Lead Base Metal 6 1/2024 USD 308,025 (8,753)
LME Nickel Base Metal 1 1/2024 USD 98,301 (13,302)
LME Nickel Base Metal 1 1/2024 USD 98,404 (14,363)
LME Nickel Base Metal 1 1/2024 USD 98,754 (10,461)
LME Nickel Base Metal 1 1/2024 USD 98,705 (12,538)
LME Nickel Base Metal 1 1/2024 USD 98,720 (9,553)
LME Nickel Base Metal 2 1/2024 USD 197,252 (26,443)
LME Nickel Base Metal 3 1/2024 USD 294,827 (42,538)
LME Nickel Base Metal 3 1/2024 USD 294,750 (41,859)
LME Nickel Base Metal 3 1/2024 USD 295,290 (41,289)
LME Nickel Base Metal 5 1/2024 USD 492,407 (69,058)
LME Zinc Base Metal 1 1/2024 USD 66,218 4,177
LME Zinc Base Metal 1 1/2024 USD 66,144 4,310
LME Zinc Base Metal 1 1/2024 USD 65,969 4,060
LME Zinc Base Metal 1 1/2024 USD 66,091 5,374
LME Zinc Base Metal 1 1/2024 USD 66,000 4,772
LME Zinc Base Metal 1 1/2024 USD 66,233 5,255
LME Zinc Base Metal 2 1/2024 USD 132,313 9,632
LME Zinc Base Metal 2 1/2024 USD 132,263 11,242
LME Zinc Base Metal 2 1/2024 USD 132,247 11,641
LME Zinc Base Metal 6 1/2024 USD 395,513 18,975
RBOB Gasoline 42 1/2024 USD 3,715,513 70,873
SGX FTSE China A50 Index 106 1/2024 USD 1,218,470 30,006
SGX FTSE Taiwan Index 30 1/2024 USD 1,860,600 14,931
100 oz Gold 43 2/2024 USD 8,908,740 253,444
Lean Hogs 11 2/2024 USD 299,090 (7,223)
LME Aluminum Base Metal 2 2/2024 USD 118,157 5,078

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 2 2/2024 USD $ 118,375 $ 7,257
LME Aluminum Base Metal 2 2/2024 USD 118,450 6,194
LME Aluminum Base Metal 2 2/2024 USD 118,188 4,534
LME Aluminum Base Metal 3 2/2024 USD 176,954 8,575
LME Aluminum Base Metal 5 2/2024 USD 295,000 16,110
LME Aluminum Base Metal 6 2/2024 USD 355,335 20,892
LME Aluminum Base Metal 6 2/2024 USD 355,787 25,769
LME Aluminum Base Metal 6 2/2024 USD 355,674 22,506
LME Aluminum Base Metal 8 2/2024 USD 473,600 27,276
LME Aluminum Base Metal 10 2/2024 USD 591,720 38,190
LME Aluminum Base Metal 12 2/2024 USD 711,789 50,931
LME Aluminum Base Metal 14 2/2024 USD 828,975 52,346
LME Aluminum Base Metal 14 2/2024 USD 829,196 45,871
LME Aluminum Base Metal 15 2/2024 USD 886,643 51,698
LME Copper Base Metal 1 2/2024 USD 212,760 9,637
LME Copper Base Metal 1 2/2024 USD 212,800 8,913
LME Copper Base Metal 1 2/2024 USD 213,150 6,746
LME Copper Base Metal 1 2/2024 USD 212,988 8,415
LME Copper Base Metal 1 2/2024 USD 212,975 8,907
LME Copper Base Metal 1 2/2024 USD 213,006 10,879
LME Copper Base Metal 2 2/2024 USD 426,200 16,126
LME Copper Base Metal 2 2/2024 USD 426,785 7,779
LME Copper Base Metal 3 2/2024 USD 638,888 20,511
LME Copper Base Metal 4 2/2024 USD 852,800 25,458
LME Copper Base Metal 6 2/2024 USD 1,279,430 21,134
LME Copper Base Metal 9 2/2024 USD 1,920,301 32,077
LME Copper Base Metal 14 2/2024 USD 2,987,852 35,141
LME Lead Base Metal 1 2/2024 USD 51,481 (2,985)
LME Lead Base Metal 1 2/2024 USD 51,494 (2,752)
LME Lead Base Metal 1 2/2024 USD 51,516 (4,084)
LME Lead Base Metal 1 2/2024 USD 51,428 (3,021)
LME Lead Base Metal 2 2/2024 USD 103,078 (11,228)
LME Lead Base Metal 3 2/2024 USD 155,073 (4,572)
LME Lead Base Metal 3 2/2024 USD 154,088 (5,911)
LME Lead Base Metal 4 2/2024 USD 206,231 (22,570)
LME Lead Base Metal 4 2/2024 USD 206,250 (20,428)
LME Lead Base Metal 4 2/2024 USD 206,225 (18,167)
LME Nickel Base Metal 1 2/2024 USD 99,134 (1,057)
LME Nickel Base Metal 1 2/2024 USD 99,069 (5,634)
LME Nickel Base Metal 1 2/2024 USD 98,967 (8,244)
LME Nickel Base Metal 1 2/2024 USD 99,051 (3,552)
LME Nickel Base Metal 1 2/2024 USD 99,060 (5,643)
LME Nickel Base Metal 1 2/2024 USD 98,985 (9,268)
LME Nickel Base Metal 2 2/2024 USD 198,378 6,630
LME Nickel Base Metal 2 2/2024 USD 198,246 (4,007)
LME Nickel Base Metal 2 2/2024 USD 197,757 (18,760)
LME Nickel Base Metal 2 2/2024 USD 198,156 (8,490)
LME Nickel Base Metal 2 2/2024 USD 198,006 (16,867)
LME Nickel Base Metal 4 2/2024 USD 396,900 (12,163)
LME Nickel Base Metal 5 2/2024 USD 496,035 (87)
LME Zinc Base Metal 1 2/2024 USD 66,249 5,896
LME Zinc Base Metal 2 2/2024 USD 132,913 3,979
LME Zinc Base Metal 2 2/2024 USD 132,528 6,322
LME Zinc Base Metal 2 2/2024 USD 132,937 5,156
LME Zinc Base Metal 2 2/2024 USD 132,713 1,957
LME Zinc Base Metal 3 2/2024 USD 199,434 11,925

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 3 2/2024 USD $ 199,463 $ 9,704
LME Zinc Base Metal 3 2/2024 USD 199,449 7,365
LME Zinc Base Metal 3 2/2024 USD 199,396 8,549
LME Zinc Base Metal 4 2/2024 USD 265,505 6,952
LME Zinc Base Metal 5 2/2024 USD 332,343 17,003
LME Zinc Base Metal 5 2/2024 USD 332,343 23,378
LME Zinc Base Metal 8 2/2024 USD 531,650 21,146
Low Sulphur Gasoil 88 2/2024 USD 6,531,800 (19,526)
Sugar No. 11 18 2/2024 USD 414,893 (10,041)
Australia 10 Year Bond 404 3/2024 AUD 32,131,132 893,190
Cocoa 3 3/2024 GBP 134,068 625
Corn 399 3/2024 USD 9,401,438 (283,333)
Euro-Bobl 7 3/2024 EUR 921,677 7,081
Euro-BTP 4 3/2024 EUR 526,540 2,157
Euro-Buxl 2 3/2024 EUR 311,535 8,603
Euro-OAT 4 3/2024 EUR 580,324 511
Euro-Schatz 3 3/2024 EUR 352,845 669
Feeder Cattle 3 3/2024 USD 334,650 (2,647)
FTSE 100 Index 87 3/2024 GBP 8,601,536 149,649
FTSE/MIB Index 72 3/2024 EUR 12,129,717 (25,057)
Japan 10 Year Bond 4 3/2024 JPY 4,156,312 7,953
KOSPI 200 Index 35 3/2024 KRW 2,464,186 159,621
LME Aluminum Base Metal 1 3/2024 USD 59,538 3,030
LME Aluminum Base Metal 1 3/2024 USD 59,600 535
LME Aluminum Base Metal 2 3/2024 USD 119,071 12,590
LME Aluminum Base Metal 2 3/2024 USD 118,847 10,987
LME Aluminum Base Metal 3 3/2024 USD 178,550 18,266
LME Aluminum Base Metal 5 3/2024 USD 297,676 25,836
LME Aluminum Base Metal 5 3/2024 USD 297,679 17,362
LME Aluminum Base Metal 9 3/2024 USD 534,974 50,297
LME Aluminum Base Metal 10 3/2024 USD 593,338 45,183
LME Aluminum Base Metal 12 3/2024 USD 713,973 76,437
LME Aluminum Base Metal 14 3/2024 USD 833,350 56,289
LME Aluminum Base Metal 15 3/2024 USD 891,083 81,125
LME Aluminum Base Metal 16 3/2024 USD 950,200 73,674
LME Aluminum Base Metal 19 3/2024 USD 1,131,213 50,717
LME Copper Base Metal 1 3/2024 USD 213,780 4,003
LME Copper Base Metal 1 3/2024 USD 213,702 2,759
LME Copper Base Metal 1 3/2024 USD 213,848 (1,080)
LME Copper Base Metal 2 3/2024 USD 427,325 8,195
LME Copper Base Metal 2 3/2024 USD 427,950 (3,387)
LME Copper Base Metal 2 3/2024 USD 427,650 732
LME Copper Base Metal 2 3/2024 USD 427,659 (280)
LME Copper Base Metal 4 3/2024 USD 854,729 23,402
LME Copper Base Metal 5 3/2024 USD 1,069,073 2,322
LME Copper Base Metal 5 3/2024 USD 1,067,219 (205)
LME Copper Base Metal 5 3/2024 USD 1,068,804 23,189
LME Copper Base Metal 6 3/2024 USD 1,283,775 (7,816)
LME Copper Base Metal 7 3/2024 USD 1,497,213 54
LME Copper Base Metal 8 3/2024 USD 1,708,950 35,614
LME Copper Base Metal 10 3/2024 USD 2,135,750 12,877
LME Copper Base Metal 37 3/2024 USD 7,913,838 96,563
LME Lead Base Metal 1 3/2024 USD 51,819 1,028
LME Lead Base Metal 1 3/2024 USD 51,799 559
LME Lead Base Metal 1 3/2024 USD 51,763 (65)
LME Lead Base Metal 2 3/2024 USD 103,632 (470)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 3 3/2024 USD $ 155,138 $ (474)
LME Lead Base Metal 3 3/2024 USD 155,453 (1,338)
LME Lead Base Metal 3 3/2024 USD 155,372 (73)
LME Lead Base Metal 3 3/2024 USD 155,423 3,435
LME Lead Base Metal 36 3/2024 USD 1,865,250 (27,676)
LME Nickel Base Metal 1 3/2024 USD 99,448 1,345
LME Nickel Base Metal 1 3/2024 USD 99,558 (456)
LME Nickel Base Metal 1 3/2024 USD 99,540 (2,073)
LME Nickel Base Metal 1 3/2024 USD 99,525 (1,308)
LME Nickel Base Metal 1 3/2024 USD 99,242 (1,501)
LME Nickel Base Metal 1 3/2024 USD 99,360 (1,916)
LME Nickel Base Metal 3 3/2024 USD 298,854 (2,119)
LME Nickel Base Metal 3 3/2024 USD 298,454 (8,565)
LME Nickel Base Metal 6 3/2024 USD 597,615 (9,179)
LME Nickel Base Metal 17 3/2024 USD 1,692,486 (31,981)
LME Zinc Base Metal 1 3/2024 USD 66,549 5,471
LME Zinc Base Metal 1 3/2024 USD 66,578 3,145
LME Zinc Base Metal 1 3/2024 USD 66,494 1,486
LME Zinc Base Metal 1 3/2024 USD 66,521 5,943
LME Zinc Base Metal 1 3/2024 USD 66,594 2,381
LME Zinc Base Metal 1 3/2024 USD 66,549 3,921
LME Zinc Base Metal 1 3/2024 USD 66,519 2,560
LME Zinc Base Metal 2 3/2024 USD 133,090 13,548
LME Zinc Base Metal 2 3/2024 USD 132,900 (46)
LME Zinc Base Metal 3 3/2024 USD 199,581 18,305
LME Zinc Base Metal 5 3/2024 USD 332,380 22,745
LME Zinc Base Metal 5 3/2024 USD 332,568 26,628
LME Zinc Base Metal 6 3/2024 USD 399,336 18,918
LME Zinc Base Metal 6 3/2024 USD 399,036 36,365
LME Zinc Base Metal 6 3/2024 USD 398,991 27,698
LME Zinc Base Metal 12 3/2024 USD 798,000 8,294
LME Zinc Base Metal 81 3/2024 USD 5,393,588 291,498
MEX BOLSA Index 8 3/2024 MXN 275,734 11,997
MSCI EAFE E-Mini Index 8 3/2024 USD 900,960 30,785
MSCI Emerging Markets E-Mini Index 37 3/2024 USD 1,912,345 80,448
NASDAQ 100 E-Mini Index 7 3/2024 USD 2,383,290 108,565
Nikkei 225 Index 10 3/2024 JPY 2,372,340 35,162
S&P Midcap 400 E-Mini Index 70 3/2024 USD 19,666,499 1,070,230
Soybean Meal 147 3/2024 USD 5,674,200 (203,733)
TOPIX Index 50 3/2024 JPY 8,390,071 43,203
U.S. Treasury 5 Year Note 233 3/2024 USD 25,324,187 316,755
U.S. Treasury Long Bond 39 3/2024 USD 4,856,719 275,616
Wheat 37 3/2024 USD 1,161,800 5,154
3 Month Euro Euribor 2 6/2024 EUR 534,864 114
90-Day Australian Bank Bill 7 6/2024 AUD 4,722,524 537
90-Day New Zealand Bill 4 6/2024 NZD 2,496,589 1,890
3 Month Euro Euribor 8 9/2024 EUR 2,149,832 5,609
3 Month SARON 6 9/2024 CHF 1,760,210 2,954
3 Month SONIA 2 9/2024 GBP 608,550 (84)
90-Day Australian Bank Bill 5 9/2024 AUD 3,374,549 494
90-Day New Zealand Bill 1 9/2024 NZD 624,756 10
3 Month Euro Euribor 10 12/2024 EUR 2,696,536 7,699
3 Month SARON 4 12/2024 CHF 1,175,376 1,427
90-Day New Zealand Bill 1 12/2024 NZD 625,228 (5)
3 Month Euro Euribor 5 3/2025 EUR 1,351,373 2,808
3 Month SARON 5 3/2025 CHF 1,471,152 1,234

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month SONIA 1 3/2025 GBP $ 307,143 $ 69
3 Month Euro Euribor 7 6/2025 EUR 1,894,627 6,334
3 Month SARON 3 6/2025 CHF 883,449 (474)
3 Month Euro Euribor 8 9/2025 EUR 2,166,171 6,765
3 Month Euro Euribor 8 12/2025 EUR 2,166,060 7,346
3 Month SONIA 1 12/2025 GBP 308,895 (60)
3 Month SONIA 1 3/2026 GBP 309,071 (81)
Total of long contracts 5,261,220
Short Contracts
CAC 40 10 Euro Index (39) 1/2024 EUR (3,252,733) 15,880
FTSE Bursa Malaysia KLCI Index (23) 1/2024 MYR (363,395) 1,752
HSCEI (7) 1/2024 HKD (259,794) (7,320)
IFSC NIFTY 50 Index (82) 1/2024 USD (3,583,154) (24,318)
LME Aluminum Base Metal (1) 1/2024 USD (58,969) (2,645)
LME Aluminum Base Metal (1) 1/2024 USD (58,913) (3,624)
LME Aluminum Base Metal (1) 1/2024 USD (58,788) (4,521)
LME Aluminum Base Metal (2) 1/2024 USD (117,650) (6,906)
LME Aluminum Base Metal (3) 1/2024 USD (176,381) (12,229)
LME Aluminum Base Metal (4) 1/2024 USD (235,200) (17,053)
LME Aluminum Base Metal (4) 1/2024 USD (235,250) (14,536)
LME Aluminum Base Metal (5) 1/2024 USD (294,656) (17,748)
LME Aluminum Base Metal (7) 1/2024 USD (411,663) (19,208)
LME Aluminum Base Metal (8) 1/2024 USD (469,328) (13,402)
LME Aluminum Base Metal (11) 1/2024 USD (640,888) 1,680
LME Aluminum Base Metal (11) 1/2024 USD (645,013) (12,020)
LME Aluminum Base Metal (22) 1/2024 USD (1,294,425) (66,402)
LME Aluminum Base Metal (40) 1/2024 USD (2,347,790) (109,801)
LME Copper Base Metal (1) 1/2024 USD (212,536) (11,951)
LME Copper Base Metal (1) 1/2024 USD (212,288) (13,153)
LME Copper Base Metal (1) 1/2024 USD (212,169) (12,390)
LME Copper Base Metal (1) 1/2024 USD (212,721) (9,386)
LME Copper Base Metal (2) 1/2024 USD (424,500) (23,093)
LME Copper Base Metal (2) 1/2024 USD (426,513) (17,080)
LME Copper Base Metal (3) 1/2024 USD (635,752) (34,727)
LME Copper Base Metal (7) 1/2024 USD (1,483,153) (65,635)
LME Copper Base Metal (14) 1/2024 USD (2,963,594) (189,347)
LME Lead Base Metal (1) 1/2024 USD (51,225) 1,497
LME Lead Base Metal (1) 1/2024 USD (50,863) 2,185
LME Lead Base Metal (1) 1/2024 USD (51,241) 1,137
LME Lead Base Metal (1) 1/2024 USD (51,123) 1,523
LME Lead Base Metal (1) 1/2024 USD (51,012) 885
LME Lead Base Metal (1) 1/2024 USD (51,087) 95
LME Lead Base Metal (2) 1/2024 USD (102,643) 3,802
LME Lead Base Metal (2) 1/2024 USD (101,957) 3,322
LME Lead Base Metal (2) 1/2024 USD (102,281) 2,495
LME Lead Base Metal (4) 1/2024 USD (203,587) 11,571
LME Lead Base Metal (5) 1/2024 USD (254,809) 13,282
LME Lead Base Metal (6) 1/2024 USD (308,025) 7,781
LME Nickel Base Metal (1) 1/2024 USD (98,754) 9,896
LME Nickel Base Metal (1) 1/2024 USD (98,404) 14,391
LME Nickel Base Metal (1) 1/2024 USD (98,705) 11,869
LME Nickel Base Metal (1) 1/2024 USD (98,301) 12,549
LME Nickel Base Metal (1) 1/2024 USD (98,720) 10,245
LME Nickel Base Metal (2) 1/2024 USD (197,252) 26,207
LME Nickel Base Metal (3) 1/2024 USD (294,827) 43,525
LME Nickel Base Metal (3) 1/2024 USD (294,750) 43,634

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (3) 1/2024 USD $ (295,290) $ 40,131
LME Nickel Base Metal (5) 1/2024 USD (492,407) 67,078
LME Zinc Base Metal (1) 1/2024 USD (66,233) (5,219)
LME Zinc Base Metal (1) 1/2024 USD (65,969) (4,037)
LME Zinc Base Metal (1) 1/2024 USD (66,000) (4,984)
LME Zinc Base Metal (1) 1/2024 USD (66,144) (4,647)
LME Zinc Base Metal (1) 1/2024 USD (66,091) (5,619)
LME Zinc Base Metal (1) 1/2024 USD (66,218) (4,369)
LME Zinc Base Metal (2) 1/2024 USD (132,313) (9,644)
LME Zinc Base Metal (2) 1/2024 USD (132,247) (11,501)
LME Zinc Base Metal (2) 1/2024 USD (132,263) (10,793)
LME Zinc Base Metal (6) 1/2024 USD (395,513) (16,237)
MSCI Singapore Index (85) 1/2024 SGD (1,852,965) (67,594)
Natural Gas (144) 1/2024 USD (3,620,160) (335,754)
NY Harbor ULSD (49) 1/2024 USD (5,204,476) 67,740
OMXS30 Index (173) 1/2024 SEK (4,118,721) (92,453)
WTI Crude Oil (288) 1/2024 USD (20,635,201) 7,695
Live Cattle (21) 2/2024 USD (1,415,400) (3,172)
LME Aluminum Base Metal (2) 2/2024 USD (118,188) (4,815)
LME Aluminum Base Metal (2) 2/2024 USD (118,157) (5,043)
LME Aluminum Base Metal (2) 2/2024 USD (118,450) (6,056)
LME Aluminum Base Metal (2) 2/2024 USD (118,375) (7,025)
LME Aluminum Base Metal (3) 2/2024 USD (176,954) (8,662)
LME Aluminum Base Metal (5) 2/2024 USD (295,000) (15,349)
LME Aluminum Base Metal (6) 2/2024 USD (355,335) (20,338)
LME Aluminum Base Metal (6) 2/2024 USD (355,674) (22,668)
LME Aluminum Base Metal (6) 2/2024 USD (355,787) (24,641)
LME Aluminum Base Metal (8) 2/2024 USD (473,600) (27,627)
LME Aluminum Base Metal (10) 2/2024 USD (591,720) (36,334)
LME Aluminum Base Metal (12) 2/2024 USD (711,789) (51,358)
LME Aluminum Base Metal (14) 2/2024 USD (829,196) (47,545)
LME Aluminum Base Metal (14) 2/2024 USD (828,975) (53,467)
LME Aluminum Base Metal (15) 2/2024 USD (886,643) (50,999)
LME Copper Base Metal (1) 2/2024 USD (213,150) (7,203)
LME Copper Base Metal (1) 2/2024 USD (212,800) (8,634)
LME Copper Base Metal (1) 2/2024 USD (213,006) (11,214)
LME Copper Base Metal (1) 2/2024 USD (212,760) (10,256)
LME Copper Base Metal (1) 2/2024 USD (212,988) (7,403)
LME Copper Base Metal (1) 2/2024 USD (212,975) (8,833)
LME Copper Base Metal (2) 2/2024 USD (426,200) (17,143)
LME Copper Base Metal (2) 2/2024 USD (426,785) (6,706)
LME Copper Base Metal (3) 2/2024 USD (638,888) (21,325)
LME Copper Base Metal (4) 2/2024 USD (852,800) (26,154)
LME Copper Base Metal (6) 2/2024 USD (1,279,430) (18,420)
LME Copper Base Metal (9) 2/2024 USD (1,920,301) (33,713)
LME Copper Base Metal (14) 2/2024 USD (2,987,852) (37,801)
LME Lead Base Metal (1) 2/2024 USD (51,428) 2,970
LME Lead Base Metal (1) 2/2024 USD (51,481) 3,067
LME Lead Base Metal (1) 2/2024 USD (51,516) 3,856
LME Lead Base Metal (1) 2/2024 USD (51,494) 2,503
LME Lead Base Metal (2) 2/2024 USD (103,078) 11,130
LME Lead Base Metal (3) 2/2024 USD (155,073) 4,937
LME Lead Base Metal (3) 2/2024 USD (154,088) 5,610
LME Lead Base Metal (4) 2/2024 USD (206,250) 20,089
LME Lead Base Metal (4) 2/2024 USD (206,225) 19,964
LME Lead Base Metal (4) 2/2024 USD (206,231) 20,958

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 2/2024 USD $ (99,060) $ 5,311
LME Nickel Base Metal (1) 2/2024 USD (99,069) 5,527
LME Nickel Base Metal (1) 2/2024 USD (99,134) 517
LME Nickel Base Metal (1) 2/2024 USD (98,985) 8,742
LME Nickel Base Metal (1) 2/2024 USD (98,967) 8,742
LME Nickel Base Metal (1) 2/2024 USD (99,051) 4,039
LME Nickel Base Metal (2) 2/2024 USD (198,246) 3,828
LME Nickel Base Metal (2) 2/2024 USD (198,378) (7,284)
LME Nickel Base Metal (2) 2/2024 USD (198,156) 8,443
LME Nickel Base Metal (2) 2/2024 USD (198,006) 16,044
LME Nickel Base Metal (2) 2/2024 USD (197,757) 18,042
LME Nickel Base Metal (4) 2/2024 USD (396,900) 9,978
LME Nickel Base Metal (5) 2/2024 USD (496,035) (6,300)
LME Zinc Base Metal (1) 2/2024 USD (66,249) (4,371)
LME Zinc Base Metal (2) 2/2024 USD (132,713) (2,091)
LME Zinc Base Metal (2) 2/2024 USD (132,937) (5,468)
LME Zinc Base Metal (2) 2/2024 USD (132,528) (7,377)
LME Zinc Base Metal (2) 2/2024 USD (132,913) (5,218)
LME Zinc Base Metal (3) 2/2024 USD (199,434) (11,758)
LME Zinc Base Metal (3) 2/2024 USD (199,449) (7,086)
LME Zinc Base Metal (3) 2/2024 USD (199,463) (8,639)
LME Zinc Base Metal (3) 2/2024 USD (199,396) (7,827)
LME Zinc Base Metal (4) 2/2024 USD (265,505) (6,117)
LME Zinc Base Metal (5) 2/2024 USD (332,343) (21,958)
LME Zinc Base Metal (5) 2/2024 USD (332,343) (15,873)
LME Zinc Base Metal (8) 2/2024 USD (531,650) (22,174)
Australia 3 Year Bond (5) 3/2024 AUD (364,083) (3,467)
Canada 10 Year Bond (65) 3/2024 CAD (6,088,185) (179,777)
Cocoa (12) 3/2024 USD (503,520) 4,592
Coffee 'C' (4) 3/2024 USD (282,450) 10,419
Copper (3) 3/2024 USD (291,788) 1,392
Cotton No. 2 (8) 3/2024 USD (324,000) (2,697)
DAX Index (24) 3/2024 EUR (11,202,664) 53,964
DJIA CBOT E-Mini Index (2) 3/2024 USD (380,120) (2,282)
Euro STOXX 50 Index (49) 3/2024 EUR (2,457,470) 2,816
Euro-Bund (124) 3/2024 EUR (18,777,174) (216,336)
FTSE/JSE Top 40 Index (8) 3/2024 ZAR (312,215) 1,196
KC HRW Wheat (18) 3/2024 USD (577,800) (28,199)
LME Aluminum Base Metal (1) 3/2024 USD (59,600) (953)
LME Aluminum Base Metal (1) 3/2024 USD (59,538) (3,465)
LME Aluminum Base Metal (2) 3/2024 USD (119,071) (12,326)
LME Aluminum Base Metal (2) 3/2024 USD (118,847) (10,853)
LME Aluminum Base Metal (3) 3/2024 USD (178,550) (18,722)
LME Aluminum Base Metal (5) 3/2024 USD (297,679) (14,919)
LME Aluminum Base Metal (5) 3/2024 USD (297,676) (25,450)
LME Aluminum Base Metal (9) 3/2024 USD (534,974) (53,105)
LME Aluminum Base Metal (10) 3/2024 USD (593,338) (45,132)
LME Aluminum Base Metal (12) 3/2024 USD (713,973) (76,742)
LME Aluminum Base Metal (15) 3/2024 USD (891,083) (80,308)
LME Aluminum Base Metal (16) 3/2024 USD (950,200) (74,524)
LME Aluminum Base Metal (19) 3/2024 USD (1,131,213) (52,869)
LME Aluminum Base Metal (157) 3/2024 USD (9,345,425) (697,073)
LME Copper Base Metal (1) 3/2024 USD (213,702) (2,754)
LME Copper Base Metal (1) 3/2024 USD (213,848) 1,251
LME Copper Base Metal (1) 3/2024 USD (213,780) (4,793)
LME Copper Base Metal (2) 3/2024 USD (427,659) 1,836

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (2) 3/2024 USD $ (427,650) $ 849
LME Copper Base Metal (2) 3/2024 USD (427,325) (7,880)
LME Copper Base Metal (2) 3/2024 USD (427,950) 3,007
LME Copper Base Metal (4) 3/2024 USD (854,729) (24,290)
LME Copper Base Metal (5) 3/2024 USD (1,067,219) (707)
LME Copper Base Metal (5) 3/2024 USD (1,068,804) (22,817)
LME Copper Base Metal (5) 3/2024 USD (1,069,073) (961)
LME Copper Base Metal (6) 3/2024 USD (1,283,775) 12,066
LME Copper Base Metal (7) 3/2024 USD (1,497,213) (2,806)
LME Copper Base Metal (8) 3/2024 USD (1,708,950) (37,284)
LME Copper Base Metal (10) 3/2024 USD (2,135,750) (9,239)
LME Copper Base Metal (46) 3/2024 USD (9,838,825) (89,736)
LME Lead Base Metal (1) 3/2024 USD (51,819) (1,097)
LME Lead Base Metal (1) 3/2024 USD (51,799) (1,027)
LME Lead Base Metal (1) 3/2024 USD (51,763) (90)
LME Lead Base Metal (2) 3/2024 USD (103,632) 563
LME Lead Base Metal (3) 3/2024 USD (155,372) (79)
LME Lead Base Metal (3) 3/2024 USD (155,423) (4,305)
LME Lead Base Metal (3) 3/2024 USD (155,138) 467
LME Lead Base Metal (3) 3/2024 USD (155,453) 1,158
LME Nickel Base Metal (1) 3/2024 USD (99,540) 1,482
LME Nickel Base Metal (1) 3/2024 USD (99,242) 1,780
LME Nickel Base Metal (1) 3/2024 USD (99,360) 1,437
LME Nickel Base Metal (1) 3/2024 USD (99,448) (1,109)
LME Nickel Base Metal (1) 3/2024 USD (99,558) (51)
LME Nickel Base Metal (1) 3/2024 USD (99,525) 1,602
LME Nickel Base Metal (3) 3/2024 USD (298,454) 11,767
LME Nickel Base Metal (3) 3/2024 USD (298,854) 2,613
LME Nickel Base Metal (6) 3/2024 USD (597,615) 11,127
LME Nickel Base Metal (46) 3/2024 USD (4,579,668) 3,552
LME Zinc Base Metal (1) 3/2024 USD (66,521) (6,118)
LME Zinc Base Metal (1) 3/2024 USD (66,578) (2,930)
LME Zinc Base Metal (1) 3/2024 USD (66,494) (1,703)
LME Zinc Base Metal (1) 3/2024 USD (66,519) (2,872)
LME Zinc Base Metal (1) 3/2024 USD (66,549) (4,470)
LME Zinc Base Metal (1) 3/2024 USD (66,549) (5,632)
LME Zinc Base Metal (1) 3/2024 USD (66,594) (2,447)
LME Zinc Base Metal (2) 3/2024 USD (133,090) (13,845)
LME Zinc Base Metal (2) 3/2024 USD (132,900) (780)
LME Zinc Base Metal (3) 3/2024 USD (199,581) (18,015)
LME Zinc Base Metal (5) 3/2024 USD (332,568) (27,448)
LME Zinc Base Metal (5) 3/2024 USD (332,380) (21,548)
LME Zinc Base Metal (6) 3/2024 USD (398,991) (29,310)
LME Zinc Base Metal (6) 3/2024 USD (399,336) (20,667)
LME Zinc Base Metal (6) 3/2024 USD (399,036) (34,855)
LME Zinc Base Metal (12) 3/2024 USD (798,000) (10,236)
LME Zinc Base Metal (16) 3/2024 USD (1,065,400) (62,299)
Long Gilt (28) 3/2024 GBP (3,663,956) (12,910)
Palladium (2) 3/2024 USD (221,860) (5,994)
Russell 2000 E-Mini Index (45) 3/2024 USD (4,607,325) (355,500)
S&P 500 E-Mini Index (75) 3/2024 USD (18,075,000) (588,679)
S&P/TSX 60 Index (9) 3/2024 CAD (1,725,761) (54,846)
SET50 Index (322) 3/2024 THB (1,647,523) (16,505)
Silver (26) 3/2024 USD (3,131,180) 18,693
Soybean (32) 3/2024 USD (2,076,800) 49,672
Soybean Oil (182) 3/2024 USD (5,261,256) 174,806

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
SPI 200 Index (31) 3/2024 AUD $ (4,005,819) $ (66,453)
U.S. Treasury 10 Year Note (57) 3/2024 USD (6,425,859) (72,508)
U.S. Treasury 2 Year Note (17) 3/2024 USD (3,500,141) (27,173)
U.S. Treasury Ultra Bond (4) 3/2024 USD (532,375) (47,983)
Aluminum (4) 4/2024 USD (238,550) (24,149)
Platinum (6) 4/2024 USD (302,760) (10,784)
3 Month CORRA (6) 9/2024 CAD (1,082,846) (1,635)
3 Month SOFR (11) 9/2024 USD (2,625,563) (9,393)
Platinum (10) 10/2024 JPY (160,106) (5,094)
3 Month CORRA (1) 12/2024 CAD (181,238) (972)
3 Month SOFR (8) 12/2024 USD (1,917,900) (11,784)
Platinum (2) 12/2024 JPY (31,972) (112)
3 Month CORRA (4) 3/2025 CAD (727,633) (7,654)
3 Month SOFR (8) 3/2025 USD (1,925,200) (11,292)
90-Day Australian Bank Bill (1) 3/2025 AUD (675,322) (614)
3 Month CORRA (4) 6/2025 CAD (729,859) (2,909)
3 Month SOFR (6) 6/2025 USD (1,448,550) (10,309)
3 Month SOFR (6) 9/2025 USD (1,451,700) (10,332)
3 Month SOFR (5) 12/2025 USD (1,211,125) (8,426)
3 Month SOFR (4) 3/2026 USD (969,200) (4,759)
Total of short contracts (4,482,708)
Net value $ 778,512
Forward foreign currency exchange contracts outstanding as of December 31, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 27,912,676 USD 18,560,701 CITI 3/20/2024 $ 504,898
AUD 27,912,678 USD 18,560,610 JPMC 3/20/2024 504,992
BRL 16,388,000 USD 3,298,670 CITI
**
3/20/2024 50,337
BRL 16,388,003 USD 3,298,654 JPMC
**
3/20/2024 50,354
CAD 14,978,150 USD 11,081,770 CITI 3/20/2024 234,050
CAD 14,978,150 USD 11,081,537 JPMC 3/20/2024 234,282
CHF 8,674,996 USD 10,066,505 CITI 3/20/2024 330,778
CHF 8,674,997 USD 10,066,456 JPMC 3/20/2024 330,829
CLP 100,000,000 USD 112,611 CITI
**
3/20/2024 399
CLP 100,000,000 USD 112,610 JPMC
**
3/20/2024 400
CNY 15,699,672 USD 2,206,058 CITI
**
3/20/2024 9,106
CNY 15,699,669 USD 2,206,047 JPMC
**
3/20/2024 9,116
COP 8,336,272,503 USD 2,046,630 CITI
**
3/20/2024 71,300
COP 8,336,272,497 USD 2,046,620 JPMC
**
3/20/2024 71,310
CZK 99,152,002 USD 4,380,121 CITI 3/20/2024 44,442
CZK 99,151,999 USD 4,380,099 JPMC 3/20/2024 44,464
EUR 18,939,346 USD 20,711,726 CITI 3/20/2024 261,529
EUR 18,939,340 USD 20,711,616 JPMC 3/20/2024 261,633
GBP 11,141,083 USD 14,111,328 CITI 3/20/2024 95,079
GBP 11,141,087 USD 14,111,263 JPMC 3/20/2024 95,150
HUF 1,412,633,669 USD 3,976,876 CITI 3/20/2024 60,079
HUF 1,412,633,666 USD 3,976,857 JPMC 3/20/2024 60,098
IDR 48,500,000,000 USD 3,129,274 CITI
**
3/20/2024 20,462
IDR 48,500,000,000 USD 3,129,017 JPMC
**
3/20/2024 20,719
ILS 1,022,000 USD 276,891 CITI 3/20/2024 6,047

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ILS 1,022,000 USD 276,890 JPMC 3/20/2024 $ 6,048
INR 432,499,000 USD 5,171,640 CITI
**
3/20/2024 7,155
INR 432,499,000 USD 5,171,615 JPMC
**
3/20/2024 7,181
KRW 850,000,001 USD 655,973 CITI
**
3/20/2024 3,366
KRW 849,999,999 USD 655,970 JPMC
**
3/20/2024 3,371
MXN 119,303,499 USD 6,778,500 CITI 3/20/2024 159,011
MXN 119,303,486 USD 6,778,465 JPMC 3/20/2024 159,046
NOK 146,327,475 USD 13,691,718 CITI 3/20/2024 735,528
NOK 146,327,464 USD 13,691,648 JPMC 3/20/2024 735,597
NZD 7,455,337 USD 4,595,948 CITI 3/20/2024 117,881
NZD 7,455,333 USD 4,595,923 JPMC 3/20/2024 117,904
PEN 660,500 USD 174,168 CITI
**
3/20/2024 3,946
PEN 660,500 USD 174,167 JPMC
**
3/20/2024 3,946
PHP 13,750,000 USD 246,882 CITI
**
3/20/2024 1,473
PHP 13,125,000 USD 235,587 JPMC
**
3/20/2024 1,479
PLN 66,527,544 USD 16,660,227 CITI 3/20/2024 229,614
PLN 66,527,543 USD 16,660,144 JPMC 3/20/2024 229,697
SEK 30,155,285 USD 2,915,744 CITI 3/20/2024 83,209
SEK 30,155,278 USD 2,915,729 JPMC 3/20/2024 83,224
SGD 3,697,000 USD 2,782,034 CITI 3/20/2024 29,289
SGD 3,697,000 USD 2,782,020 JPMC 3/20/2024 29,303
THB 28,000,000 USD 810,895 CITI 3/20/2024 14,959
THB 28,000,000 USD 810,891 JPMC 3/20/2024 14,963
TWD 105,007,501 USD 3,404,041 CITI
**
3/20/2024 74,632
TWD 105,007,501 USD 3,404,024 JPMC
**
3/20/2024 74,649
USD 164,015 AUD 238,499 CITI 3/20/2024 1,110
USD 164,017 AUD 238,501 JPMC 3/20/2024 1,111
USD 773,348 CHF 643,501 CITI 3/20/2024 2,090
USD 773,350 CHF 643,499 JPMC 3/20/2024 2,094
USD 1,746,196 CLP 1,524,291,627 CITI
**
3/20/2024 23,589
USD 1,746,204 CLP 1,524,291,624 JPMC
**
3/20/2024 23,598
USD 582,711 CNY 4,123,779 CITI
**
3/20/2024 862
USD 582,714 CNY 4,123,779 JPMC
**
3/20/2024 865
USD 850,577 CZK 19,000,000 CITI 3/20/2024 2,721
USD 850,582 CZK 19,000,000 JPMC 3/20/2024 2,725
USD 2,795,984 EUR 2,519,654 CITI 3/20/2024 5,742
USD 2,796,000 EUR 2,519,656 JPMC 3/20/2024 5,756
USD 3,461,608 GBP 2,706,500 CITI 3/20/2024 10,449
USD 3,461,625 GBP 2,706,500 JPMC 3/20/2024 10,467
USD 817,791 HUF 284,262,882 CITI 3/20/2024 5,438
USD 817,795 HUF 284,262,881 JPMC 3/20/2024 5,442
USD 832,500 KRW 1,068,094,002 CITI
**
3/20/2024 3,986
USD 832,504 KRW 1,068,093,997 JPMC
**
3/20/2024 3,991
USD 77,988 NZD 122,499 CITI 3/20/2024 534
USD 77,989 NZD 122,501 JPMC 3/20/2024 535
USD 2,844,039 PHP 157,244,688 CITI
**
3/20/2024 3,866
USD 2,844,054 PHP 157,244,688 JPMC
**
3/20/2024 3,881
USD 2,425,074 PLN 9,489,000 CITI 3/20/2024 16,030
USD 2,425,086 PLN 9,489,000 JPMC 3/20/2024 16,044
USD 49,920 SEK 500,001 CITI 3/20/2024 195
USD 49,920 SEK 499,999 JPMC 3/20/2024 195
USD 99,741 TWD 3,000,001 CITI
**
3/20/2024 358
USD 99,742 TWD 3,000,001 JPMC
**
3/20/2024 358
ZAR 64,794,000 USD 3,462,925 CITI 3/20/2024 55,273
ZAR 64,794,000 USD 3,462,908 JPMC 3/20/2024 55,290
JPY 3,474,139,335 USD 24,172,688 CITI 3/21/2024 771,340
JPY 3,474,139,335 USD 24,172,568 JPMC 3/21/2024 771,461
Total unrealized appreciation 8,105,720

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,363,499 USD 934,181 CITI 3/20/2024 $ (2,850)
AUD 1,363,501 USD 934,177 JPMC 3/20/2024 (2,846)
BRL 2,355,000 USD 482,859 CITI
**
3/20/2024 (1,597)
BRL 2,355,000 USD 482,857 JPMC
**
3/20/2024 (1,595)
CAD 584,500 USD 443,303 CITI 3/20/2024 (1,720)
CAD 584,500 USD 443,301 JPMC 3/20/2024 (1,718)
CLP 2,698,481,995 USD 3,078,670 CITI
**
3/20/2024 (29,107)
CLP 2,698,481,992 USD 3,078,655 JPMC
**
3/20/2024 (29,092)
CNY 2,377,522 USD 335,634 CITI
**
3/20/2024 (175)
CNY 2,377,523 USD 335,632 JPMC
**
3/20/2024 (172)
CZK 16,500,000 USD 740,947 CITI 3/20/2024 (4,651)
CZK 16,500,000 USD 740,943 JPMC 3/20/2024 (4,647)
HUF 519,233,501 USD 1,493,241 CITI 3/20/2024 (9,401)
HUF 519,233,498 USD 1,493,234 JPMC 3/20/2024 (9,393)
ILS 101,500 USD 28,153 CITI 3/20/2024 (53)
ILS 101,500 USD 28,153 JPMC 3/20/2024 (53)
INR 70,000,000 USD 839,093 CITI
**
3/20/2024 (904)
INR 70,000,000 USD 839,089 JPMC
**
3/20/2024 (900)
KRW 850,000,001 USD 662,552 CITI
**
3/20/2024 (3,212)
KRW 849,999,999 USD 662,549 JPMC
**
3/20/2024 (3,210)
MXN 19,499,999 USD 1,138,113 CITI 3/20/2024 (4,185)
MXN 19,500,001 USD 1,138,107 JPMC 3/20/2024 (4,180)
NOK 2,500,000 USD 247,042 CITI 3/20/2024 (553)
NOK 2,500,000 USD 247,041 JPMC 3/20/2024 (552)
PHP 6,250,000 USD 113,009 CITI
**
3/20/2024 (121)
PHP 6,875,000 USD 124,299 JPMC
**
3/20/2024 (122)
PLN 401,999 USD 102,543 CITI 3/20/2024 (485)
PLN 402,001 USD 102,543 JPMC 3/20/2024 (484)
SEK 2,500,001 USD 250,630 CITI 3/20/2024 (2,004)
SEK 2,499,999 USD 250,629 JPMC 3/20/2024 (2,003)
USD 6,460,415 AUD 9,663,817 CITI 3/20/2024 (140,402)
USD 6,460,448 AUD 9,663,818 JPMC 3/20/2024 (140,370)
USD 4,358,599 BRL 21,596,500 CITI
**
3/20/2024 (54,804)
USD 4,356,782 BRL 21,596,502 JPMC
**
3/20/2024 (56,621)
USD 7,474,629 CAD 10,118,357 CITI 3/20/2024 (169,673)
USD 7,474,394 CAD 10,118,357 JPMC 3/20/2024 (169,908)
USD 21,497,960 CHF 18,515,830 CITI 3/20/2024 (693,904)
USD 21,498,070 CHF 18,515,832 JPMC 3/20/2024 (693,796)
USD 168,856 CLP 150,000,000 CITI
**
3/20/2024 (660)
USD 168,857 CLP 150,000,000 JPMC
**
3/20/2024 (659)
USD 4,432,305 CNY 31,630,468 CITI
**
3/20/2024 (30,632)
USD 4,432,327 CNY 31,630,467 JPMC
**
3/20/2024 (30,610)
USD 12,230 COP 50,000,002 CITI
**
3/20/2024 (473)
USD 12,234 COP 49,999,997 JPMC
**
3/20/2024 (469)
USD 5,326,568 CZK 120,039,423 CITI 3/20/2024 (30,077)
USD 5,326,594 CZK 120,039,420 JPMC 3/20/2024 (30,050)
USD 26,936,675 EUR 24,704,010 CITI 3/20/2024 (420,316)
USD 26,936,802 EUR 24,704,003 JPMC 3/20/2024 (420,181)
USD 9,448,589 GBP 7,482,339 CITI 3/20/2024 (92,418)
USD 9,448,640 GBP 7,482,342 JPMC 3/20/2024 (92,371)
USD 3,955,343 HUF 1,403,429,551 CITI 3/20/2024 (55,309)
USD 3,955,363 HUF 1,403,429,547 JPMC 3/20/2024 (55,289)
USD 953,855 IDR 14,766,048,419 CITI
**
3/20/2024 (5,096)
USD 953,860 IDR 14,766,048,419 JPMC
**
3/20/2024 (5,091)
USD 2,434,458 ILS 9,001,500 CITI 3/20/2024 (57,584)
USD 2,434,470 ILS 9,001,500 JPMC 3/20/2024 (57,571)
USD 2,526,485 KRW 3,309,047,000 CITI
**
3/20/2024 (40,323)
USD 2,526,498 KRW 3,309,047,000 JPMC
**
3/20/2024 (40,311)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 3,134,404 MXN 55,115,509 CITI 3/20/2024 $ (70,569)
USD 3,134,419 MXN 55,115,497 JPMC 3/20/2024 (70,553)
USD 3,331,212 NOK 35,789,505 CITI 3/20/2024 (197,476)
USD 3,331,228 NOK 35,789,495 JPMC 3/20/2024 (197,459)
USD 18,652,075 NZD 30,321,473 CITI 3/20/2024 (519,456)
USD 18,652,165 NZD 30,321,468 JPMC 3/20/2024 (519,364)
USD 2,832,100 PHP 157,346,812 CITI
**
3/20/2024 (9,916)
USD 2,832,115 PHP 157,346,812 JPMC
**
3/20/2024 (9,903)
USD 2,588,300 PLN 10,254,499 CITI 3/20/2024 (15,085)
USD 2,588,314 PLN 10,254,501 JPMC 3/20/2024 (15,073)
USD 5,635,727 SEK 57,951,872 CITI 3/20/2024 (127,606)
USD 5,635,755 SEK 57,951,866 JPMC 3/20/2024 (127,577)
USD 12,580,827 SGD 16,720,254 CITI 3/20/2024 (133,817)
USD 12,580,890 SGD 16,720,254 JPMC 3/20/2024 (133,754)
USD 910,644 THB 32,000,000 CITI 3/20/2024 (33,189)
USD 910,649 THB 32,000,000 JPMC 3/20/2024 (33,185)
USD 609,480 TWD 18,854,999 CITI
**
3/20/2024 (15,145)
USD 609,488 TWD 18,855,000 JPMC
**
3/20/2024 (15,138)
USD 4,172,242 ZAR 79,000,000 CITI 3/20/2024 (117,317)
USD 4,172,263 ZAR 79,000,000 JPMC 3/20/2024 (117,296)
ZAR 9,000,000 USD 489,479 CITI 3/20/2024 (796)
ZAR 9,000,000 USD 489,477 JPMC 3/20/2024 (793)
USD 8,745,811 JPY 1,247,963,925 CITI 3/21/2024 (214,465)
USD 8,745,855 JPY 1,247,963,925 JPMC 3/21/2024 (214,421)
Total unrealized depreciation (6,616,306)
Net unrealized appreciation $ 1,489,414
** Non-deliverable forward foreign currency exchange contracts.
Collateral pledged to, or (received from), each counterparty at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 4,396,696 $ 4,396,696
CITG
Cash – 232,306 232,306
CITI
Cash (831,121) – (831,121)
Investment Companies 1,266,407 – 1,266,407
GSCO
Cash – 1,320,659 1,320,659
GSIN
U.S. Treasury Bills 1,807,245 – 1,807,245
JPMC
Investment Companies 1,482,354 – 1,482,354
JPMS
Cash – 3,338,526 3,338,526
MLIN
Cash (710,318) – (710,318)
MSCL
Cash – 932,550 932,550

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
December 31, 2023
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 1,990,577 $ 1,990,577
GSIN
Cash 32,333 – 32,333
JPPC
Cash – 2,401,226 2,401,226
MSCL
Cash – 4,606,765 4,606,765

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Represents 7-day effective yield as of December 31, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended December 31, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 93.0%
INVESTMENT COMPANIES - 15.9%
BlackRock Liquidity Funds
Treasury Trust Fund Portfolio,
5.25% (1)(a)(b) 26,244,676 26,244,676
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.19%
(1)(a)(b) 13,468,592 13,468,592
Limited Purpose Cash Investment
Fund, 5.37% (1)(a)(c) 174,856,661 174,786,719
TOTAL INVESTMENT COMPANIES
(Cost $214,437,394) 214,499,987
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 77.1%
U.S. Treasury Bills
5.41%, 1/11/2024 (d) $ 8,152,000 8,141,348
5.41%, 2/1/2024 (d) 94,385,000 93,970,236
5.41%, 2/8/2024 (d) 6,885,000 6,847,713
5.44%, 2/15/2024 (d) 1,042,000 1,035,325
5.44%, 2/22/2024 (d) 8,304,000 8,242,270
5.50%, 2/29/2024 (d) 14,559,000 14,435,521
5.45%, 3/7/2024 (d) 81,075,000 80,312,881
5.45%, 3/14/2024 (d)(e) 108,789,000 107,660,097
5.45%, 3/21/2024 (d)(e) 57,559,000 56,903,230
5.49%, 4/4/2024 (d) 135,485,000 133,664,985
5.48%, 4/18/2024 (d) 155,794,000 153,389,706
5.47%, 4/25/2024 (d)(e) 164,337,000 161,644,708
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 77.1% (continued)
5.47%, 5/2/2024 (d)(e) $ 157,190,000 154,465,254
5.40%, 5/9/2024 (d)(e) 9,450,000 9,277,358
5.41%, 5/16/2024 (d)(e) 34,949,000 34,278,897
5.37%, 5/23/2024 (d) 800,000 783,907
5.21%, 6/27/2024 (d) 14,294,000 13,939,560
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,038,475,983) 1,038,992,996
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,252,913,377) 1,253,492,983
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 93.0%
(Cost $1,252,913,377) 1,253,492,983
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.0% ‡ 94,602,833
NET ASSETS - 100.0% 1,348,095,816
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 214,499,987 15.9%
U.S. Treasury Obligations 1,038,992,996 77.1
Total Investments In Securities
At Value 1,253,492,983 93.0
Other Assets in Excess of
Liabilities ‡ 94,602,833 7.0
Net Assets
$ 1,348,095,816 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2023
Shares
Held At
12/31/2023
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 13.0%
INVESTMENT COMPANIES - 13.0%
Limited Purpose
Cash Investment
Fund,
5.37% (1)^(a)
(Cost $174,724,126) $304,515,851 $2,936,885,373 $(3,066,625,526) $21,443 $(10,422) $174,786,719 174,856,661 $12,566,122 $–
^    No longer affiliated as of December 31, 2023.
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of December 31, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
Credit default swap contracts outstanding - sell protection as of December 31, 2023 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 40.V1 5.00 % Quarterly 12/20/2028 3.10 % EUR 10,167,000 $ 401,229 $ 508,452 $ 909,681
iTraxx Europe Main Index
Series 40.V1 1.00 Quarterly 12/20/2028 0.58 EUR 26,656,000 307,379 272,324 579,703
Markit CDX North America
High Yield Index Series
41.V2 5.00 Quarterly 12/20/2028 3.56 USD 11,998,000 309,277 399,287 708,564
Markit CDX North America
Investment Grade Index
Series 41.V1 1.00 Quarterly 12/20/2028 0.57 USD 49,400,000 705,423 265,995 971,418
1,723,308 1,446,058 3,169,366
Markit CDX North America
Emerging Markets Index
Series 40.V1 1.00 % Quarterly 12/20/2028 1.67 % USD 15,591,000 $ (702,228) $ 255,418 $ (446,810)
(702,228) 255,418 (446,810)
$ 1,021,080 $ 1,701,476 $ 2,722,556
Forward effective interest rate swap contracts outstanding as of December 31, 2023:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 4.00% Semi 3/19/2029 CAD 9,700,000 $ 31,837 $ 296,618 $ 328,455
Pay 1D CORRA Semi 3.00% Semi 6/18/2029 CAD 100,000 224 119 343
Pay 1D CORRA Semi 3.50% Semi 3/20/2034 CAD 3,000,000 (80,396) 171,881 91,485
Pay 1D SARON Annual 1.50% Annual 3/20/2026 CHF 341,300,000 401,114 3,153,385 3,554,499
Pay 1D SARON Annual 1.00% Annual 6/19/2026 CHF 33,200,000 (52,704) 66,717 14,013
Pay 1D SARON Annual 1.50% Annual 6/19/2026 CHF 22,400,000 119,610 153,717 273,327
Pay 1D SARON Annual 1.50% Annual 3/20/2034 CHF 19,900,000 (133,985) 917,691 783,706
Pay 1D SARON Annual 2.00% Annual 3/20/2034 CHF 5,200,000 143,307 355,620 498,927
Pay 1D SOFR Annual 4.25% Annual 3/20/2029 USD 12,400,000 201,117 254,747 455,864
Pay 1D SOFR Annual 3.75% Annual 6/19/2029 USD 82,500,000 (618,965) 2,138,519 1,519,554
Pay 1D SOFR Annual 4.25% Annual 3/20/2034 USD 2,400,000 153,549 10,117 163,666
Pay 1D SOFR Annual 4.00% Annual 3/20/2054 USD 1,700,000 26,900 196,356 223,256
Pay 1D SOFR Annual 3.50% Annual 6/19/2054 USD 4,100,000 (155,176) 334,160 178,984
Pay 1D SONIA Annual 4.25% Annual 6/19/2026 GBP 9,100,000 123,666 35,858 159,524
Pay 1D SONIA Annual 5.00% Annual 6/19/2026 GBP 76,100,000 1,356,885 1,322,383 2,679,268
Pay 1D SONIA Annual 4.25% Annual 6/19/2034 GBP 15,000,000 610,129 1,051,448 1,661,577
Pay 1D SONIA Annual 3.75% Annual 6/19/2034 GBP 1,500,000 76,044 10,966 87,010
Pay 1D SONIA Annual 4.00% Annual 3/20/2054 GBP 1,700,000 34,859 232,947 267,806
Pay 1D SONIA Annual 4.00% Annual 6/19/2054 GBP 5,200,000 119,951 720,825 840,776
Pay 1D SORA Semi 3.00% Semi 3/18/2026 SGD 7,200,000 2,281 33,668 35,949
Pay 1D SORA Semi 3.50% Semi 3/18/2026 SGD 8,900,000 31,859 75,429 107,288
Pay 1D SORA Semi 3.00% Semi 6/17/2026 SGD 3,000,000 5,752 14,741 20,493
Pay 1D SORA Semi 3.50% Semi 3/21/2029 SGD 2,500,000 29,964 57,965 87,929
Pay 1D SORA Semi 3.00% Semi 3/21/2029 SGD 3,700,000 12,602 52,649 65,251
Pay 1D SORA Semi 3.00% Semi 6/20/2029 SGD 400,000 2,619 4,980 7,599
Pay 1D SORA Semi 2.50% Semi 6/20/2029 SGD 3,400,000 (14,465) 19,786 5,321
Pay 1D TONAR Annual 0.50% Annual 6/19/2026 JPY 25,867,400,000 452,202 308,649 760,851
Pay 1D TONAR Annual 0.50% Annual 3/21/2029 JPY 40,370,000,000 (2,936,339) 3,017,489 81,150
Pay 1D TONAR Annual 1.00% Annual 6/19/2034 JPY 1,663,400,000 81,838 7,291 89,129

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D TONAR Annual 1.50% Annual 3/22/2044 JPY 3,530,000,000 $ (330,442) $ 912,788 $ 582,346
Pay 1D TONAR Annual 1.50% Annual 6/20/2044 JPY 860,000,000 5,780 109,308 115,088
Pay 3M BBR Qtrly 5.00% Semi 3/11/2026 NZD 31,900,000 16,680 186,200 202,880
Pay 3M BBR Qtrly 5.00% Semi 6/10/2026 NZD 36,800,000 11,387 321,529 332,916
Pay 3M BBR Qtrly 4.50% Semi 6/10/2026 NZD 29,500,000 (82,024) 176,809 94,785
Pay 3M BBR Qtrly 4.00% Semi 6/13/2029 NZD 1,100,000 403 1,952 2,355
Pay 3M BBR Qtrly 5.00% Semi 3/15/2034 NZD 5,400,000 164,252 81,799 246,051
Pay 3M BBR Qtrly 5.00% Semi 6/14/2034 NZD 500,000 5,454 18,032 23,486
Pay 3M BBR Qtrly 4.50% Semi 6/14/2034 NZD 11,100,000 (80,925) 320,298 239,373
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 6/20/2029 KRW 1,400,000,000 18,260 11,466 29,726
Pay 3M HIBOR Qtrly 4.50% Qtrly 3/18/2026 HKD 20,200,000 2,631 43,159 45,790
Pay 3M HIBOR Qtrly 4.00% Qtrly 6/17/2026 HKD 52,200,000 20,244 56,250 76,494
Pay 3M HIBOR Qtrly 4.50% Qtrly 3/21/2029 HKD 7,600,000 19,230 33,706 52,936
Pay 3M HIBOR Qtrly 4.00% Qtrly 3/21/2029 HKD 3,200,000 (144) 13,357 13,213
Pay 3M HIBOR Qtrly 4.00% Qtrly 6/20/2029 HKD 28,700,000 66,160 59,086 125,246
Pay 3M JIBAR Qtrly 8.00% Qtrly 3/18/2026 ZAR 2,000,000 29 1,133 1,162
Pay 3M JIBAR Qtrly 8.50% Qtrly 3/22/2029 ZAR 28,000,000 3,649 21,619 25,268
Pay 3M JIBAR Qtrly 8.50% Qtrly 6/20/2029 ZAR 42,000,000 29,116 2,657 31,773
Pay 3M STIBOR Qtrly 2.50% Annual 6/17/2026 SEK 295,000,000 45,700 (4,492) 41,208
Pay 3M STIBOR Qtrly 3.50% Annual 3/21/2029 SEK 42,000,000 (10,155) 243,328 233,173
Pay 3M STIBOR Qtrly 2.50% Annual 6/20/2029 SEK 13,000,000 20,220 (2,350) 17,870
Pay 3M STIBOR Qtrly 3.50% Annual 3/15/2034 SEK 4,000,000 42,748 (1,597) 41,151
Pay 3M STIBOR Qtrly 3.00% Annual 3/15/2034 SEK 36,800,000 (70,169) 288,517 218,348
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2034 SEK 21,000,000 51,481 (11,037) 40,444
Pay 3M TELBOR Qtrly 3.50% Annual 6/17/2026 ILS 7,400,000 11,124 116 11,240
Pay 3M TELBOR Qtrly 3.50% Annual 6/20/2029 ILS 5,800,000 8,782 6,764 15,546
Pay 6M BBR Semi 4.50% Semi 3/08/2029 AUD 63,300,000 (53,758) 1,184,944 1,131,186
Pay 6M BBR Semi 4.50% Semi 6/07/2029 AUD 63,000,000 331,467 811,698 1,143,165
Pay 6M BBR Semi 5.00% Semi 3/09/2034 AUD 5,000,000 190,722 37,907 228,629
Pay 6M BBR Semi 4.50% Semi 6/08/2034 AUD 1,000,000 (13,485) 30,870 17,385
Pay 6M BBR Semi 5.00% Semi 3/10/2044 AUD 3,800,000 (631) 245,529 244,898
Pay 6M BBR Semi 4.50% Semi 3/10/2044 AUD 3,100,000 (139,616) 195,307 55,691
Pay 6M BBR Semi 5.00% Semi 6/09/2044 AUD 4,200,000 4,195 265,720 269,915
Pay 6M BUBOR Semi 7.50% Annual 3/18/2026 HUF 3,110,000,000 44,316 202,106 246,422
Pay 6M BUBOR Semi 7.00% Annual 3/18/2026 HUF 390,000,000 3,755 16,983 20,738
Pay 6M BUBOR Semi 6.50% Annual 6/17/2026 HUF 460,000,000 5,248 21,999 27,247
Pay 6M BUBOR Semi 7.00% Annual 3/21/2029 HUF 730,000,000 38,323 99,510 137,833
Pay 6M BUBOR Semi 6.50% Annual 3/21/2029 HUF 300,000,000 5,314 32,888 38,202
Pay 6M BUBOR Semi 6.50% Annual 6/20/2029 HUF 130,000,000 5,707 14,503 20,210
Pay 6M BUBOR Semi 6.00% Annual 6/20/2029 HUF 260,000,000 11,080 13,524 24,604
Pay 6M EURIBOR Semi 3.25% Annual 3/20/2026 EUR 151,000,000 (89,608) 2,271,604 2,181,996
Pay 6M EURIBOR Semi 3.25% Annual 6/19/2026 EUR 274,500,000 4,256,968 999,085 5,256,053
Pay 6M EURIBOR Semi 3.00% Annual 3/20/2034 EUR 25,600,000 (296,577) 1,644,200 1,347,623
Pay 6M EURIBOR Semi 3.00% Annual 6/19/2034 EUR 23,200,000 1,278,521 4,292 1,282,813
Pay 6M NIBOR Semi 3.50% Annual 6/20/2029 NOK 356,100,000 (122,130) 502,920 380,790
Pay 6M NIBOR Semi 4.00% Annual 3/15/2034 NOK 80,200,000 326,558 143,581 470,139
Pay 6M PRIBOR Semi 4.50% Annual 3/18/2026 CZK 37,800,000 3,138 16,601 19,739
Pay 6M PRIBOR Semi 3.50% Annual 6/17/2026 CZK 18,000,000 (684) 1,756 1,072
Pay 6M PRIBOR Semi 4.00% Annual 6/17/2026 CZK 282,000,000 51,113 84,579 135,692
Pay 6M PRIBOR Semi 4.00% Annual 3/21/2029 CZK 85,000,000 11,265 95,029 106,294
Pay 6M PRIBOR Semi 4.00% Annual 6/20/2029 CZK 15,000,000 8,940 14,921 23,861
Pay 6M PRIBOR Semi 3.50% Annual 6/20/2029 CZK 54,000,000 (1,525) 32,338 30,813
Pay 6M WIBOR Semi 4.50% Annual 6/17/2026 PLN 27,800,000 29,809 (26,762) 3,047
Pay 6M WIBOR Semi 4.50% Annual 6/20/2029 PLN 12,400,000 48,502 (11,958) 36,544
Receive 1D SOFR Annual 3.50% Annual 3/20/2026 USD 84,400,000 1,182,297 (677,081) 505,216
Receive 1D SOFR Annual 3.25% Annual 3/20/2034 USD 7,200,000 127,940 (19,318) 108,622

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1M TIIE Monthly 9.00% Monthly 3/18/2026 MXN 35,200,000 $ 7,047 $ 5,047 $ 12,094
7,249,961 26,161,440 33,411,401
Pay 1D SARON Annual 1.00% Annual 6/19/2029 CHF 800,000 (9,531) 8,958 (573)
Pay 1D SARON Annual 1.00% Annual 6/19/2034 CHF 200,000 (2,455) (850) (3,305)
Pay 1D SOFR Annual 3.25% Annual 3/20/2029 USD 42,100,000 (1,864,459) 1,514,438 (350,021)
Pay 1D SOFR Annual 3.00% Annual 3/20/2054 USD 2,000,000 (351,372) 243,272 (108,100)
Pay 1D SORA Semi 2.50% Semi 6/17/2026 SGD 5,100,000 (13,277) 10,852 (2,425)
Pay 1D TONAR Annual 0.50% Annual 6/19/2029 JPY 790,000,000 (11,535) 494 (11,041)
Pay 3M JIBAR Qtrly 7.50% Qtrly 6/17/2026 ZAR 150,000,000 (4,911) (8,653) (13,564)
Pay 3M TELBOR Qtrly 3.00% Annual 6/17/2026 ILS 6,300,000 (4,956) (1,867) (6,823)
Pay 6M NIBOR Semi 3.50% Annual 6/17/2026 NOK 74,000,000 (10,347) 5,134 (5,213)
Pay 6M WIBOR Semi 4.00% Annual 6/20/2029 PLN 3,600,000 28 (8,689) (8,661)
Receive 1D CORRA Semi 4.50% Semi 3/18/2026 CAD 91,600,000 (33,869) (1,135,954) (1,169,823)
Receive 1D CORRA Semi 3.50% Semi 6/17/2026 CAD 1,500,000 533 (3,891) (3,358)
Receive 1D CORRA Semi 4.00% Semi 6/17/2026 CAD 2,300,000 (8,773) (12,600) (21,373)
Receive 1D CORRA Semi 4.00% Semi 3/20/2034 CAD 1,200,000 (64,673) (10,184) (74,857)
Receive 1D CORRA Semi 3.50% Semi 6/19/2034 CAD 100,000 319 (3,637) (3,318)
Receive 1D SARON Annual 1.50% Annual 3/20/2029 CHF 81,200,000 (612,600) (1,604,467) (2,217,067)
Receive 1D SARON Annual 1.50% Annual 6/19/2034 CHF 1,700,000 (12,335) (55,449) (67,784)
Receive 1D SOFR Annual 4.00% Annual 3/20/2026 USD 73,500,000 517,560 (773,440) (255,880)
Receive 1D SOFR Annual 4.00% Annual 6/19/2026 USD 189,100,000 593,653 (2,153,494) (1,559,841)
Receive 1D SOFR Annual 3.75% Annual 6/19/2034 USD 27,400,000 327,887 (1,154,574) (826,687)
Receive 1D SONIA Annual 4.75% Annual 3/20/2029 GBP 2,600,000 (104,429) (115,114) (219,543)
Receive 1D SONIA Annual 4.50% Annual 6/19/2029 GBP 80,800,000 (2,555,932) (3,609,219) (6,165,151)
Receive 1D SONIA Annual 3.75% Annual 6/19/2029 GBP 4,200,000 (91,330) (51,294) (142,624)
Receive 1D SONIA Annual 4.25% Annual 3/20/2034 GBP 3,500,000 (138,505) (234,779) (373,284)
Receive 1D TONAR Annual 0.50% Annual 3/23/2026 JPY 73,040,000,000 (1,647,769) (1,049,139) (2,696,908)
Receive 1D TONAR Annual 1.00% Annual 3/21/2034 JPY 11,650,000,000 (329,514) (592,415) (921,929)
Receive 1M TIIE Monthly 10.00% Monthly 3/18/2026 MXN 64,000,000 (429) (44,738) (45,167)
Receive 1M TIIE Monthly 9.00% Monthly 6/17/2026 MXN 226,400,000 2,992 (29,161) (26,169)
Receive 1M TIIE Monthly 8.50% Monthly 3/14/2029 MXN 8,000,000 4,531 (6,746) (2,215)
Receive 1M TIIE Monthly 9.50% Monthly 3/14/2029 MXN 9,000,000 (4,238) (19,186) (23,424)
Receive 1M TIIE Monthly 8.50% Monthly 6/13/2029 MXN 94,000,000 (13,222) (52,658) (65,880)
Receive 3M BBR Qtrly 5.50% Semi 3/11/2026 NZD 7,000,000 (28,561) (57,172) (85,733)
Receive 3M BBR Qtrly 4.50% Qtrly 3/12/2026 AUD 182,200,000 (242,415) (1,414,749) (1,657,164)
Receive 3M BBR Qtrly 4.50% Qtrly 6/11/2026 AUD 137,800,000 (358,422) (1,035,252) (1,393,674)
Receive 3M BBR Qtrly 4.00% Qtrly 6/11/2026 AUD 63,500,000 90,389 (326,699) (236,310)
Receive 3M BBR Qtrly 5.00% Semi 3/14/2029 NZD 13,900,000 (105,246) (281,276) (386,522)
Receive 3M BBR Qtrly 4.50% Semi 6/13/2029 NZD 30,100,000 171,020 (653,800) (482,780)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/17/2026 KRW 1,500,000,000 327 (11,094) (10,767)
Receive 3M STIBOR Qtrly 4.00% Annual 3/18/2026 SEK 132,000,000 (58,844) (271,012) (329,856)
Receive 3M STIBOR Qtrly 3.50% Annual 3/18/2026 SEK 165,500,000 53,430 (311,105) (257,675)
Receive 3M STIBOR Qtrly 3.00% Annual 6/17/2026 SEK 3,000,000 (1,593) (1,638) (3,231)
Receive 6M BBR Semi 4.50% Semi 3/09/2034 AUD 8,200,000 137,761 (283,255) (145,494)
Receive 6M BBR Semi 5.00% Semi 6/08/2034 AUD 800,000 (17,242) (18,590) (35,832)
Receive 6M EURIBOR Semi 3.00% Annual 3/20/2029 EUR 97,000,000 (5,933) (3,228,043) (3,233,976)
Receive 6M EURIBOR Semi 3.00% Annual 6/19/2029 EUR 70,500,000 (2,432,950) (175,365) (2,608,315)
Receive 6M EURIBOR Semi 2.75% Annual 6/19/2054 EUR 3,100,000 (279,904) (53,660) (333,564)
Receive 6M NIBOR Semi 4.50% Annual 3/18/2026 NOK 367,000,000 (57,867) (432,433) (490,300)
Receive 6M NIBOR Semi 4.00% Annual 6/17/2026 NOK 294,300,000 (59,228) (189,443) (248,671)
Receive 6M NIBOR Semi 4.50% Annual 3/21/2029 NOK 11,000,000 (44,695) (11,159) (55,854)
Receive 6M NIBOR Semi 3.50% Annual 6/21/2034 NOK 95,400,000 34,199 (235,904) (201,705)
(9,648,732) (19,940,699) (29,589,431)
$ (2,398,771) $ 6,220,741 $ 3,821,970

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2023 were as follows:
1 Day Canadian Overnight Repo Rate Average (”CORRA”): 5.06%
1 Day Secured Overnight Financing Rate (''SOFR''): 5.38%
1 Day Singapore Overnight Rate Average (“SORA”): 3.62%
1 Day Sterling Overnight Index Average (''SONIA''): 5.19%
1 Day Swiss Average Rate Overnight (“SARON”): 1.70%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.04%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 11.50%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 4.36%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 5.15%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 8.40%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.83%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 4.05%
3 Month Tel Aviv Interbank Offer Rate (''TELBOR''): 4.60%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 4.45%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 9.59%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 3.86%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 4.84%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 6.43%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 5.72%
Total return swap contracts outstanding as of December 31, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/30/2024 HKD 43,180,200 $ 154,145
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/30/2024 HKD 82,882,800 308,549
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 02/14/2024 BRL 314,353,850 3,018,021
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 03/14/2024 KRW 7,163,325,000 393,825
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/14/2024 KRW 36,088,650,000 2,026,152
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/17/2024 TWD 35,740,000 15,587
Total unrealized appreciation 5,916,279

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 01/19/2024 EUR 52,548,732 $ (268,935)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/15/2024 CHF 14,959,350 (170,788)
Total unrealized depreciation (439,723)
Net unrealized appreciation $ 5,476,556
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 469 1/2024 EUR $ 39,116,205 $ (250,413)
HSCEI 122 1/2024 HKD 4,527,835 120,813
IBEX 35 Index 305 1/2024 EUR 33,960,714 (240,209)
IFSC NIFTY 50 Index 389 1/2024 USD 16,998,133 187,427
LME Aluminum Base Metal 5 1/2024 USD 294,806 13,429
LME Aluminum Base Metal 13 1/2024 USD 766,106 45,909
LME Aluminum Base Metal 15 1/2024 USD 882,000 65,318
LME Aluminum Base Metal 26 1/2024 USD 1,529,775 82,009
LME Aluminum Base Metal 31 1/2024 USD 1,822,413 141,346
LME Aluminum Base Metal 31 1/2024 USD 1,822,606 123,715
LME Aluminum Base Metal 38 1/2024 USD 2,234,742 110,468
LME Aluminum Base Metal 54 1/2024 USD 3,167,964 108,343
LME Aluminum Base Metal 64 1/2024 USD 3,756,464 180,698
LME Aluminum Base Metal 102 1/2024 USD 5,998,875 355,474
LME Copper Base Metal 2 1/2024 USD 423,911 20,489
LME Copper Base Metal 3 1/2024 USD 637,388 37,181
LME Copper Base Metal 9 1/2024 USD 1,911,848 130,287
LME Copper Base Metal 18 1/2024 USD 3,825,639 219,855
LME Copper Base Metal 19 1/2024 USD 4,037,481 224,956
LME Copper Base Metal 20 1/2024 USD 4,232,835 247,750
LME Copper Base Metal 21 1/2024 USD 4,443,558 230,730
LME Copper Base Metal 22 1/2024 USD 4,667,713 276,715
LME Copper Base Metal 22 1/2024 USD 4,668,675 308,321
LME Copper Base Metal 39 1/2024 USD 8,267,756 422,729
LME Copper Base Metal 47 1/2024 USD 9,977,513 625,024
LME Copper Base Metal 57 1/2024 USD 12,098,250 662,530
LME Copper Base Metal 70 1/2024 USD 14,817,968 969,596
LME Lead Base Metal 1 1/2024 USD 51,208 (1,220)
LME Lead Base Metal 1 1/2024 USD 51,087 (228)
LME Lead Base Metal 2 1/2024 USD 102,281 (1,725)
LME Lead Base Metal 3 1/2024 USD 152,642 (5,406)
LME Lead Base Metal 9 1/2024 USD 459,106 (5,407)
LME Lead Base Metal 9 1/2024 USD 461,315 (12,082)
LME Lead Base Metal 13 1/2024 USD 662,935 (20,899)
LME Nickel Base Metal 2 1/2024 USD 196,860 (26,826)
LME Nickel Base Metal 2 1/2024 USD 197,283 (25,465)
LME Nickel Base Metal 2 1/2024 USD 197,169 (27,614)
LME Nickel Base Metal 3 1/2024 USD 296,261 (31,382)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 3 1/2024 USD $ 296,114 $ (37,615)
LME Nickel Base Metal 4 1/2024 USD 393,000 (58,452)
LME Nickel Base Metal 6 1/2024 USD 590,889 (82,869)
LME Nickel Base Metal 9 1/2024 USD 885,638 (129,264)
LME Nickel Base Metal 15 1/2024 USD 1,476,836 (185,819)
LME Nickel Base Metal 18 1/2024 USD 1,775,264 (237,988)
LME Nickel Base Metal 19 1/2024 USD 1,875,984 (207,993)
LME Nickel Base Metal 19 1/2024 USD 1,875,685 (181,500)
LME Nickel Base Metal 34 1/2024 USD 3,341,375 (495,496)
LME Tin Base Metal 1 1/2024 USD 126,284 1,062
LME Zinc Base Metal 6 1/2024 USD 395,813 24,357
LME Zinc Base Metal 6 1/2024 USD 396,000 15,780
LME Zinc Base Metal 6 1/2024 USD 396,360 26,667
LME Zinc Base Metal 13 1/2024 USD 857,838 39,937
LME Zinc Base Metal 17 1/2024 USD 1,121,575 64,125
LME Zinc Base Metal 21 1/2024 USD 1,384,688 93,913
LME Zinc Base Metal 38 1/2024 USD 2,516,275 158,736
LME Zinc Base Metal 43 1/2024 USD 2,838,000 187,375
LME Zinc Base Metal 61 1/2024 USD 4,034,006 342,882
LME Zinc Base Metal 66 1/2024 USD 4,366,313 313,300
LME Zinc Base Metal 67 1/2024 USD 4,431,631 312,606
LME Zinc Base Metal 71 1/2024 USD 4,680,231 201,552
LME Zinc Base Metal 76 1/2024 USD 5,025,367 442,343
OMXS30 Index 212 1/2024 SEK 5,047,219 56,692
SGX FTSE China A50 Index 3,605 1/2024 USD 41,439,475 1,113,925
SGX FTSE Taiwan Index 878 1/2024 USD 54,453,560 804,188
100 oz Gold 267 2/2024 USD 55,317,060 1,381,677
Coal 8 2/2024 USD 256,000 2,409
LME Aluminum Base Metal 22 2/2024 USD 1,299,375 45,309
LME Aluminum Base Metal 23 2/2024 USD 1,361,600 78,481
LME Aluminum Base Metal 48 2/2024 USD 2,836,500 108,816
LME Aluminum Base Metal 48 2/2024 USD 2,840,256 183,312
LME Aluminum Base Metal 50 2/2024 USD 2,965,788 212,527
LME Aluminum Base Metal 54 2/2024 USD 3,201,066 202,555
LME Aluminum Base Metal 63 2/2024 USD 3,728,813 228,580
LME Aluminum Base Metal 64 2/2024 USD 3,783,008 212,417
LME Aluminum Base Metal 77 2/2024 USD 4,541,807 220,090
LME Aluminum Base Metal 104 2/2024 USD 6,159,140 362,129
LME Aluminum Base Metal 164 2/2024 USD 9,724,831 704,341
LME Aluminum Base Metal 234 2/2024 USD 13,855,725 917,632
LME Copper Base Metal 1 2/2024 USD 212,975 8,872
LME Copper Base Metal 1 2/2024 USD 213,081 10,504
LME Copper Base Metal 1 2/2024 USD 213,200 5,428
LME Copper Base Metal 8 2/2024 USD 1,703,700 54,604
LME Copper Base Metal 9 2/2024 USD 1,920,762 22,590
LME Copper Base Metal 9 2/2024 USD 1,916,888 75,735
LME Copper Base Metal 9 2/2024 USD 1,917,056 97,808
LME Copper Base Metal 10 2/2024 USD 2,131,000 80,632
LME Copper Base Metal 10 2/2024 USD 2,131,500 67,457
LME Copper Base Metal 10 2/2024 USD 2,133,668 37,212
LME Copper Base Metal 13 2/2024 USD 2,771,763 26,923
LME Copper Base Metal 25 2/2024 USD 5,319,000 240,917
LME Copper Base Metal 43 2/2024 USD 9,175,867 183,479
LME Copper Base Metal 56 2/2024 USD 11,941,342 197,255
LME Copper Base Metal 131 2/2024 USD 27,929,200 829,518
LME Lead Base Metal 1 2/2024 USD 51,395 (2,996)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 2 2/2024 USD $ 102,700 $ (1,655)
LME Lead Base Metal 3 2/2024 USD 154,549 (11,528)
LME Lead Base Metal 5 2/2024 USD 256,813 (12,780)
LME Lead Base Metal 6 2/2024 USD 309,233 (28,433)
LME Lead Base Metal 10 2/2024 USD 516,698 (19,954)
LME Lead Base Metal 13 2/2024 USD 670,251 (68,508)
LME Lead Base Metal 14 2/2024 USD 721,875 (69,862)
LME Lead Base Metal 14 2/2024 USD 721,788 (64,699)
LME Lead Base Metal 15 2/2024 USD 774,724 (43,191)
LME Lead Base Metal 16 2/2024 USD 823,692 (47,761)
LME Lead Base Metal 22 2/2024 USD 1,131,130 (75,338)
LME Lead Base Metal 41 2/2024 USD 2,108,528 (130,445)
LME Nickel Base Metal 6 2/2024 USD 593,698 (62,297)
LME Nickel Base Metal 9 2/2024 USD 891,540 (50,787)
LME Nickel Base Metal 13 2/2024 USD 1,287,897 (73,242)
LME Nickel Base Metal 17 2/2024 USD 1,685,278 (17,969)
LME Nickel Base Metal 24 2/2024 USD 2,377,872 (84,360)
LME Nickel Base Metal 24 2/2024 USD 2,377,224 (85,248)
LME Nickel Base Metal 25 2/2024 USD 2,480,175 26,850
LME Nickel Base Metal 26 2/2024 USD 2,574,078 (219,270)
LME Nickel Base Metal 27 2/2024 USD 2,672,600 (250,244)
LME Nickel Base Metal 29 2/2024 USD 2,877,525 (10,962)
LME Nickel Base Metal 30 2/2024 USD 2,969,023 (247,314)
LME Tin Base Metal 1 2/2024 USD 126,505 2,897
LME Tin Base Metal 1 2/2024 USD 126,400 6,897
LME Tin Base Metal 3 2/2024 USD 380,415 32,782
LME Tin Base Metal 3 2/2024 USD 380,382 23,794
LME Zinc Base Metal 8 2/2024 USD 531,650 15,914
LME Zinc Base Metal 17 2/2024 USD 1,127,793 44,757
LME Zinc Base Metal 19 2/2024 USD 1,262,669 50,222
LME Zinc Base Metal 29 2/2024 USD 1,924,911 50,399
LME Zinc Base Metal 31 2/2024 USD 2,060,283 7,041
LME Zinc Base Metal 34 2/2024 USD 2,259,929 151,846
LME Zinc Base Metal 34 2/2024 USD 2,259,929 87,652
LME Zinc Base Metal 36 2/2024 USD 2,384,946 212,238
LME Zinc Base Metal 42 2/2024 USD 2,786,963 41,087
LME Zinc Base Metal 43 2/2024 USD 2,858,146 147,942
LME Zinc Base Metal 49 2/2024 USD 3,246,936 154,889
LME Zinc Base Metal 70 2/2024 USD 4,653,460 278,251
LME Zinc Base Metal 75 2/2024 USD 4,986,563 242,588
LME Zinc Base Metal 76 2/2024 USD 5,052,708 186,581
LME Zinc Base Metal 92 2/2024 USD 6,114,803 240,240
Low Sulphur Gasoil 50 2/2024 USD 3,711,250 4,982
Mont Belvieu Propane 30 2/2024 USD 874,125 46,497
Natural Gas 50 2/2024 USD 2,121,000 163,825
SGX Iron Ore 329 2/2024 USD 4,564,546 114,629
Sugar No. 11 47 2/2024 USD 1,083,331 (365,939)
Australia 10 Year Bond 91 3/2024 AUD 7,237,458 36,671
Coal 3 3/2024 USD 299,550 (508)
Cocoa 117 3/2024 GBP 5,228,640 8,814
Cocoa 223 3/2024 USD 9,357,080 394,416
Copper 10 3/2024 USD 972,625 1,172
DAX Index 2 3/2024 EUR 933,555 (5,275)
DJIA CBOT E-Mini Index 197 3/2024 USD 37,441,820 1,011,494
Euro STOXX 50 Index 527 3/2024 EUR 26,430,340 (319,315)
EURO STOXX 50 Volatility Index 58 3/2024 EUR 105,648 1,799

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Euro-Bobl 224 3/2024 EUR $ 29,493,658 $ 236,062
Euro-BTP 134 3/2024 EUR 17,639,090 381,015
Euro-Bund 169 3/2024 EUR 25,591,471 193,202
Euro-Buxl 57 3/2024 EUR 8,878,739 395,376
Euro-OAT 145 3/2024 EUR 21,036,761 (31,562)
Euro-Schatz 71 3/2024 EUR 8,350,653 15,839
FTSE 100 Index 56 3/2024 GBP 5,536,621 (5,154)
FTSE/JSE Top 40 Index 132 3/2024 ZAR 5,151,554 135,891
FTSE/MIB Index 251 3/2024 EUR 42,285,541 (193,121)
Japan 10 Year Bond 35 3/2024 JPY 36,367,731 (11,222)
KOSPI 200 Index 291 3/2024 KRW 20,487,945 1,331,937
LME Aluminum Base Metal 5 3/2024 USD 297,301 27,786
LME Aluminum Base Metal 11 3/2024 USD 654,682 66,974
LME Aluminum Base Metal 19 3/2024 USD 1,131,312 40,147
LME Aluminum Base Metal 27 3/2024 USD 1,609,200 10,818
LME Aluminum Base Metal 28 3/2024 USD 1,661,345 126,511
LME Aluminum Base Metal 36 3/2024 USD 2,139,894 201,186
LME Aluminum Base Metal 43 3/2024 USD 2,560,016 270,684
LME Aluminum Base Metal 77 3/2024 USD 4,575,610 423,004
LME Aluminum Base Metal 88 3/2024 USD 5,239,102 417,780
LME Aluminum Base Metal 100 3/2024 USD 5,940,550 533,164
LME Aluminum Base Metal 147 3/2024 USD 8,729,963 692,199
LME Aluminum Base Metal 178 3/2024 USD 10,597,364 618,096
LME Aluminum Base Metal 444 3/2024 USD 26,429,100 1,734,988
LME Copper Base Metal 3 3/2024 USD 641,105 8,278
LME Copper Base Metal 4 3/2024 USD 855,550 31
LME Copper Base Metal 7 3/2024 USD 1,496,702 937
LME Copper Base Metal 13 3/2024 USD 2,778,890 60,292
LME Copper Base Metal 16 3/2024 USD 3,415,100 (656)
LME Copper Base Metal 24 3/2024 USD 5,130,726 96,063
LME Copper Base Metal 30 3/2024 USD 6,409,875 122,932
LME Copper Base Metal 40 3/2024 USD 8,553,170 (5,601)
LME Copper Base Metal 42 3/2024 USD 8,980,650 15,465
LME Copper Base Metal 44 3/2024 USD 9,399,225 195,877
LME Copper Base Metal 49 3/2024 USD 10,465,175 63,100
LME Copper Base Metal 61 3/2024 USD 13,034,617 356,887
LME Copper Base Metal 67 3/2024 USD 14,327,816 (70,685)
LME Copper Base Metal 69 3/2024 USD 14,764,275 (131,609)
LME Copper Base Metal 247 3/2024 USD 52,830,213 771,266
LME Lead Base Metal 1 3/2024 USD 51,713 (147)
LME Lead Base Metal 1 3/2024 USD 51,816 (299)
LME Lead Base Metal 3 3/2024 USD 155,288 (195)
LME Lead Base Metal 4 3/2024 USD 207,163 (98)
LME Lead Base Metal 11 3/2024 USD 569,792 12,063
LME Lead Base Metal 17 3/2024 USD 880,923 (2,272)
LME Lead Base Metal 18 3/2024 USD 932,535 21,868
LME Lead Base Metal 19 3/2024 USD 984,461 17,786
LME Lead Base Metal 19 3/2024 USD 984,561 13,611
LME Lead Base Metal 22 3/2024 USD 1,140,018 24,010
LME Lead Base Metal 35 3/2024 USD 1,813,613 (15,230)
LME Lead Base Metal 60 3/2024 USD 3,108,750 (82,435)
LME Nickel Base Metal 2 3/2024 USD 198,619 2,882
LME Nickel Base Metal 2 3/2024 USD 198,585 939
LME Nickel Base Metal 5 3/2024 USD 496,717 3,329
LME Nickel Base Metal 9 3/2024 USD 895,031 9,362
LME Nickel Base Metal 14 3/2024 USD 1,391,044 (26,818)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 16 3/2024 USD $ 1,592,160 $ (26,928)
LME Nickel Base Metal 22 3/2024 USD 2,190,276 330
LME Nickel Base Metal 27 3/2024 USD 2,679,532 (40,529)
LME Nickel Base Metal 28 3/2024 USD 2,787,624 (7,461)
LME Tin Base Metal 3 3/2024 USD 380,481 26,398
LME Tin Base Metal 3 3/2024 USD 381,225 (887)
LME Tin Base Metal 3 3/2024 USD 380,844 8,752
LME Tin Base Metal 6 3/2024 USD 762,150 11,489
LME Zinc Base Metal 1 3/2024 USD 66,556 3,424
LME Zinc Base Metal 2 3/2024 USD 133,098 7,842
LME Zinc Base Metal 3 3/2024 USD 199,646 16,412
LME Zinc Base Metal 21 3/2024 USD 1,396,626 126,063
LME Zinc Base Metal 24 3/2024 USD 1,595,964 110,292
LME Zinc Base Metal 28 3/2024 USD 1,861,328 121,044
LME Zinc Base Metal 28 3/2024 USD 1,862,378 147,294
LME Zinc Base Metal 31 3/2024 USD 2,061,306 46,081
LME Zinc Base Metal 37 3/2024 USD 2,462,156 250,638
LME Zinc Base Metal 42 3/2024 USD 2,793,788 107,539
LME Zinc Base Metal 49 3/2024 USD 3,260,889 286,442
LME Zinc Base Metal 52 3/2024 USD 3,462,875 123,816
LME Zinc Base Metal 83 3/2024 USD 5,521,741 506,437
LME Zinc Base Metal 89 3/2024 USD 5,914,050 19,627
LME Zinc Base Metal 386 3/2024 USD 25,702,775 1,202,615
Lumber 9 3/2024 USD 141,694 (1,414)
MSCI EAFE E-Mini Index 308 3/2024 USD 34,686,960 1,142,731
MSCI Emerging Markets E-Mini Index 1,249 3/2024 USD 64,554,565 2,731,666
NASDAQ 100 E-Mini Index 113 3/2024 USD 38,473,110 1,590,287
Nikkei 225 Index 172 3/2024 JPY 40,804,255 570,632
Robusta Coffee 104 3/2024 USD 2,954,640 239,138
Rough Rice 28 3/2024 USD 981,120 13,410
Russell 2000 E-Mini Index 192 3/2024 USD 19,657,920 1,073,325
S&P 500 E-Mini Index 165 3/2024 USD 39,765,000 1,092,216
S&P Midcap 400 E-Mini Index 101 3/2024 USD 28,375,950 1,064,515
S&P/TSX 60 Index 136 3/2024 CAD 26,078,171 357,585
Silver 45 3/2024 USD 5,419,350 (106,524)
Soybean 308 3/2024 USD 19,989,200 (261,899)
SPI 200 Index 147 3/2024 AUD 18,995,334 240,474
TOPIX Index 168 3/2024 JPY 28,190,638 190,893
Wheat 362 3/2024 USD 11,366,800 8,734
Crude Oil 7 5/2024 JPY 164,922 (1,547)
3 Month Euro Euribor 56 6/2024 EUR 14,976,186 4,001
90-Day Australian Bank Bill 248 6/2024 AUD 167,312,266 16,454
90-Day New Zealand Bill 142 6/2024 NZD 88,628,907 59,326
3 Month Euro Euribor 276 9/2024 EUR 74,169,212 148,433
3 Month SARON 198 9/2024 CHF 58,086,945 94,537
3 Month SONIA 57 9/2024 GBP 17,343,669 (2,515)
90-Day Australian Bank Bill 180 9/2024 AUD 121,483,772 18,068
90-Day New Zealand Bill 25 9/2024 NZD 15,618,891 1,302
3 Month Euro Euribor 343 12/2024 EUR 92,491,180 229,212
3 Month SARON 145 12/2024 CHF 42,607,381 89,900
3 Month SONIA 1 12/2024 GBP 305,932 (49)
90-Day Australian Bank Bill 14 12/2024 AUD 9,452,200 231
90-Day New Zealand Bill 29 12/2024 NZD 18,131,611 1,457
ECX Emission 6 12/2024 EUR 532,347 1,378
3 Month Euro Euribor 175 3/2025 EUR 47,298,048 79,491
3 Month SARON 159 3/2025 CHF 46,782,638 46,825

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month SONIA 30 3/2025 GBP $ 9,214,286 $ 1,987
3 Month Euro Euribor 234 6/2025 EUR 63,334,660 226,727
3 Month SARON 109 6/2025 CHF 32,098,656 (15,381)
3 Month SONIA 4 6/2025 GBP 1,231,949 174
3 Month Euro Euribor 249 9/2025 EUR 67,422,063 259,442
3 Month SONIA 4 9/2025 GBP 1,234,244 (49)
3 Month Euro Euribor 273 12/2025 EUR 73,916,808 227,645
3 Month SONIA 22 12/2025 GBP 6,795,701 (1,338)
3 Month SONIA 34 3/2026 GBP 10,508,406 9,648
Total of long contracts 39,623,566
Short Contracts
Brent Crude Oil (84) 1/2024 USD (6,471,360) (119,047)
CBOE Volatility Index (95) 1/2024 USD (1,334,864) 85,439
EURO STOXX 50 Volatility Index (864) 1/2024 EUR (1,416,412) 63,688
Hang Seng Index (27) 1/2024 HKD (2,961,926) (71,025)
LME Aluminum Base Metal (5) 1/2024 USD (294,806) (13,176)
LME Aluminum Base Metal (13) 1/2024 USD (766,106) (45,288)
LME Aluminum Base Metal (15) 1/2024 USD (882,000) (64,777)
LME Aluminum Base Metal (26) 1/2024 USD (1,529,775) (78,509)
LME Aluminum Base Metal (31) 1/2024 USD (1,822,606) (126,369)
LME Aluminum Base Metal (31) 1/2024 USD (1,822,413) (140,161)
LME Aluminum Base Metal (38) 1/2024 USD (2,234,742) (104,294)
LME Aluminum Base Metal (54) 1/2024 USD (3,167,964) (90,373)
LME Aluminum Base Metal (64) 1/2024 USD (3,756,464) (178,909)
LME Aluminum Base Metal (102) 1/2024 USD (5,998,875) (373,713)
LME Copper Base Metal (2) 1/2024 USD (423,911) (21,016)
LME Copper Base Metal (3) 1/2024 USD (637,388) (38,595)
LME Copper Base Metal (9) 1/2024 USD (1,911,848) (135,046)
LME Copper Base Metal (18) 1/2024 USD (3,825,639) (215,111)
LME Copper Base Metal (19) 1/2024 USD (4,037,481) (228,505)
LME Copper Base Metal (20) 1/2024 USD (4,232,835) (243,888)
LME Copper Base Metal (21) 1/2024 USD (4,443,558) (258,838)
LME Copper Base Metal (22) 1/2024 USD (4,668,675) (311,633)
LME Copper Base Metal (22) 1/2024 USD (4,667,713) (272,583)
LME Copper Base Metal (39) 1/2024 USD (8,267,756) (428,226)
LME Copper Base Metal (47) 1/2024 USD (9,977,513) (614,985)
LME Copper Base Metal (57) 1/2024 USD (12,098,250) (658,325)
LME Copper Base Metal (70) 1/2024 USD (14,817,968) (981,300)
LME Lead Base Metal (1) 1/2024 USD (51,208) 1,086
LME Lead Base Metal (1) 1/2024 USD (51,087) 95
LME Lead Base Metal (2) 1/2024 USD (102,281) 1,961
LME Lead Base Metal (3) 1/2024 USD (152,642) 6,627
LME Lead Base Metal (9) 1/2024 USD (459,106) 3,761
LME Lead Base Metal (9) 1/2024 USD (461,315) 10,911
LME Lead Base Metal (13) 1/2024 USD (662,935) 21,183
LME Nickel Base Metal (2) 1/2024 USD (196,860) 27,702
LME Nickel Base Metal (2) 1/2024 USD (197,169) 27,406
LME Nickel Base Metal (2) 1/2024 USD (197,283) 24,951
LME Nickel Base Metal (3) 1/2024 USD (296,114) 35,606
LME Nickel Base Metal (3) 1/2024 USD (296,261) 29,688
LME Nickel Base Metal (4) 1/2024 USD (393,000) 55,548
LME Nickel Base Metal (6) 1/2024 USD (590,889) 80,494
LME Nickel Base Metal (9) 1/2024 USD (885,638) 129,519
LME Nickel Base Metal (15) 1/2024 USD (1,476,836) 198,470
LME Nickel Base Metal (18) 1/2024 USD (1,775,264) 235,859
LME Nickel Base Metal (19) 1/2024 USD (1,875,984) 216,723

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (19) 1/2024 USD $ (1,875,685) $ 194,661
LME Nickel Base Metal (34) 1/2024 USD (3,341,375) 481,485
LME Tin Base Metal (1) 1/2024 USD (126,284) (1,415)
LME Zinc Base Metal (6) 1/2024 USD (396,360) (27,942)
LME Zinc Base Metal (6) 1/2024 USD (396,000) (13,518)
LME Zinc Base Metal (6) 1/2024 USD (395,813) (24,222)
LME Zinc Base Metal (13) 1/2024 USD (857,838) (44,628)
LME Zinc Base Metal (17) 1/2024 USD (1,121,575) (68,358)
LME Zinc Base Metal (21) 1/2024 USD (1,384,688) (91,764)
LME Zinc Base Metal (38) 1/2024 USD (2,516,275) (166,036)
LME Zinc Base Metal (43) 1/2024 USD (2,838,000) (195,142)
LME Zinc Base Metal (61) 1/2024 USD (4,034,006) (329,182)
LME Zinc Base Metal (66) 1/2024 USD (4,366,313) (311,051)
LME Zinc Base Metal (67) 1/2024 USD (4,431,631) (291,011)
LME Zinc Base Metal (71) 1/2024 USD (4,680,231) (225,669)
LME Zinc Base Metal (76) 1/2024 USD (5,025,367) (437,025)
MSCI Singapore Index (336) 1/2024 SGD (7,324,660) (265,080)
Natural Gas (15) 1/2024 GBP (447,515) 24,639
Natural Gas (30) 1/2024 EUR (745,683) 112,346
Natural Gas (2,258) 1/2024 USD (56,766,120) (4,964,650)
NY Harbor ULSD (311) 1/2024 USD (33,032,492) 127,903
Rapeseed (188) 1/2024 EUR (4,545,183) (51,138)
RBOB Gasoline (181) 1/2024 USD (16,012,093) (559,061)
WTI Crude Oil (251) 1/2024 USD (17,984,150) (241,404)
CBOE Volatility Index (38) 2/2024 USD (581,225) 83,839
EURO STOXX 50 Volatility Index (80) 2/2024 EUR (141,747) 2,019
French Base Electricity (10) 2/2024 EUR (698,814) 18,313
Italian Base Electricity (4) 2/2024 EUR (335,738) 3,246
Lean Hogs (223) 2/2024 USD (6,063,370) (3,836)
Live Cattle (18) 2/2024 USD (1,213,200) 26,010
LME Aluminum Base Metal (22) 2/2024 USD (1,299,375) (44,149)
LME Aluminum Base Metal (23) 2/2024 USD (1,361,600) (79,426)
LME Aluminum Base Metal (48) 2/2024 USD (2,840,256) (174,402)
LME Aluminum Base Metal (48) 2/2024 USD (2,836,500) (115,572)
LME Aluminum Base Metal (50) 2/2024 USD (2,965,788) (213,992)
LME Aluminum Base Metal (54) 2/2024 USD (3,201,066) (204,014)
LME Aluminum Base Metal (63) 2/2024 USD (3,728,813) (221,301)
LME Aluminum Base Metal (64) 2/2024 USD (3,783,008) (205,223)
LME Aluminum Base Metal (77) 2/2024 USD (4,541,807) (222,337)
LME Aluminum Base Metal (104) 2/2024 USD (6,159,140) (352,527)
LME Aluminum Base Metal (164) 2/2024 USD (9,724,831) (673,518)
LME Aluminum Base Metal (234) 2/2024 USD (13,855,725) (926,062)
LME Copper Base Metal (1) 2/2024 USD (213,081) (10,395)
LME Copper Base Metal (1) 2/2024 USD (213,200) (4,728)
LME Copper Base Metal (1) 2/2024 USD (212,975) (8,948)
LME Copper Base Metal (8) 2/2024 USD (1,703,700) (56,867)
LME Copper Base Metal (9) 2/2024 USD (1,917,056) (100,168)
LME Copper Base Metal (9) 2/2024 USD (1,920,762) (23,998)
LME Copper Base Metal (9) 2/2024 USD (1,916,888) (66,624)
LME Copper Base Metal (10) 2/2024 USD (2,131,000) (86,558)
LME Copper Base Metal (10) 2/2024 USD (2,133,668) (36,194)
LME Copper Base Metal (10) 2/2024 USD (2,131,500) (74,276)
LME Copper Base Metal (13) 2/2024 USD (2,771,763) (23,272)
LME Copper Base Metal (25) 2/2024 USD (5,319,000) (253,972)
LME Copper Base Metal (43) 2/2024 USD (9,175,867) (144,169)
LME Copper Base Metal (56) 2/2024 USD (11,941,342) (171,164)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (131) 2/2024 USD $ (27,929,200) $ (846,805)
LME Lead Base Metal (1) 2/2024 USD (51,395) 3,253
LME Lead Base Metal (2) 2/2024 USD (102,700) 2,087
LME Lead Base Metal (3) 2/2024 USD (154,549) 12,205
LME Lead Base Metal (5) 2/2024 USD (256,813) 12,049
LME Lead Base Metal (6) 2/2024 USD (309,233) 30,825
LME Lead Base Metal (10) 2/2024 USD (516,698) 21,173
LME Lead Base Metal (13) 2/2024 USD (670,251) 73,122
LME Lead Base Metal (14) 2/2024 USD (721,875) 71,124
LME Lead Base Metal (14) 2/2024 USD (721,788) 63,242
LME Lead Base Metal (15) 2/2024 USD (774,724) 41,561
LME Lead Base Metal (16) 2/2024 USD (823,692) 49,066
LME Lead Base Metal (22) 2/2024 USD (1,131,130) 75,512
LME Lead Base Metal (41) 2/2024 USD (2,108,528) 129,814
LME Nickel Base Metal (6) 2/2024 USD (593,698) 59,504
LME Nickel Base Metal (9) 2/2024 USD (891,540) 47,798
LME Nickel Base Metal (13) 2/2024 USD (1,287,897) 71,854
LME Nickel Base Metal (17) 2/2024 USD (1,685,278) 8,784
LME Nickel Base Metal (24) 2/2024 USD (2,377,872) 90,116
LME Nickel Base Metal (24) 2/2024 USD (2,377,224) 96,942
LME Nickel Base Metal (25) 2/2024 USD (2,480,175) (640)
LME Nickel Base Metal (26) 2/2024 USD (2,574,078) 208,571
LME Nickel Base Metal (27) 2/2024 USD (2,672,600) 236,029
LME Nickel Base Metal (29) 2/2024 USD (2,877,525) 9,455
LME Nickel Base Metal (30) 2/2024 USD (2,969,023) 262,248
LME Tin Base Metal (1) 2/2024 USD (126,400) (7,020)
LME Tin Base Metal (1) 2/2024 USD (126,505) (3,108)
LME Tin Base Metal (3) 2/2024 USD (380,415) (31,909)
LME Tin Base Metal (3) 2/2024 USD (380,382) (26,790)
LME Zinc Base Metal (8) 2/2024 USD (531,650) (20,874)
LME Zinc Base Metal (17) 2/2024 USD (1,127,793) (40,570)
LME Zinc Base Metal (19) 2/2024 USD (1,262,669) (52,663)
LME Zinc Base Metal (29) 2/2024 USD (1,924,911) (44,348)
LME Zinc Base Metal (31) 2/2024 USD (2,060,283) (13,601)
LME Zinc Base Metal (34) 2/2024 USD (2,259,929) (92,960)
LME Zinc Base Metal (34) 2/2024 USD (2,259,929) (149,311)
LME Zinc Base Metal (36) 2/2024 USD (2,384,946) (157,357)
LME Zinc Base Metal (42) 2/2024 USD (2,786,963) (43,906)
LME Zinc Base Metal (43) 2/2024 USD (2,858,146) (136,504)
LME Zinc Base Metal (49) 2/2024 USD (3,246,936) (180,744)
LME Zinc Base Metal (70) 2/2024 USD (4,653,460) (274,362)
LME Zinc Base Metal (75) 2/2024 USD (4,986,563) (215,974)
LME Zinc Base Metal (76) 2/2024 USD (5,052,708) (179,501)
LME Zinc Base Metal (92) 2/2024 USD (6,114,803) (231,136)
Milk (14) 2/2024 USD (440,720) 1,012
Phelix De Base Electricity (9) 2/2024 EUR (633,496) (10,582)
White Sugar (22) 2/2024 USD (655,820) 2,378
Australia 3 Year Bond (145) 3/2024 AUD (10,558,409) (99,134)
Canada 10 Year Bond (199) 3/2024 CAD (18,639,214) (798,408)
Canola (487) 3/2024 CAD (4,802,925) 137,185
CBOE Volatility Index (40) 3/2024 USD (650,676) 47,948
Coal (3) 3/2024 USD (395,850) 7,592
Coffee 'C' (7) 3/2024 USD (494,288) (39,210)
Corn (5) 3/2024 USD (117,813) 1,331
Cotton No. 2 (469) 3/2024 USD (18,994,500) (184,575)
Crude Oil (17) 3/2024 USD (1,297,406) 45,516

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Crude Palm Oil (38) 3/2024 MYR $ (769,304) $ 3,679
Fcoj-a (2) 3/2024 USD (93,765) 298
Feeder Cattle (37) 3/2024 USD (4,127,350) (103,071)
French Base Electricity (9) 3/2024 EUR (1,574,714) 371,830
Italian Base Electricity (7) 3/2024 EUR (1,645,357) 314,580
KC HRW Wheat (386) 3/2024 USD (12,390,600) (263,268)
LME Aluminum Base Metal (5) 3/2024 USD (297,301) (28,385)
LME Aluminum Base Metal (11) 3/2024 USD (654,682) (68,647)
LME Aluminum Base Metal (19) 3/2024 USD (1,131,312) (49,082)
LME Aluminum Base Metal (27) 3/2024 USD (1,609,200) (6,831)
LME Aluminum Base Metal (28) 3/2024 USD (1,661,345) (126,368)
LME Aluminum Base Metal (36) 3/2024 USD (2,139,894) (212,419)
LME Aluminum Base Metal (43) 3/2024 USD (2,560,016) (265,019)
LME Aluminum Base Metal (77) 3/2024 USD (4,575,610) (417,840)
LME Aluminum Base Metal (88) 3/2024 USD (5,239,102) (445,565)
LME Aluminum Base Metal (100) 3/2024 USD (5,940,550) (539,969)
LME Aluminum Base Metal (147) 3/2024 USD (8,729,963) (664,665)
LME Aluminum Base Metal (178) 3/2024 USD (10,597,364) (531,996)
LME Aluminum Base Metal (1,382) 3/2024 USD (82,263,550) (6,032,857)
LME Copper Base Metal (3) 3/2024 USD (641,105) (8,263)
LME Copper Base Metal (4) 3/2024 USD (855,550) (1,761)
LME Copper Base Metal (7) 3/2024 USD (1,496,702) (1,545)
LME Copper Base Metal (13) 3/2024 USD (2,778,890) (59,424)
LME Copper Base Metal (16) 3/2024 USD (3,415,100) (1,792)
LME Copper Base Metal (24) 3/2024 USD (5,130,726) (115,023)
LME Copper Base Metal (30) 3/2024 USD (6,409,875) (118,204)
LME Copper Base Metal (40) 3/2024 USD (8,553,170) 37,500
LME Copper Base Metal (42) 3/2024 USD (8,980,650) 17,830
LME Copper Base Metal (44) 3/2024 USD (9,399,225) (205,791)
LME Copper Base Metal (49) 3/2024 USD (10,465,175) (39,079)
LME Copper Base Metal (61) 3/2024 USD (13,034,617) (372,103)
LME Copper Base Metal (67) 3/2024 USD (14,327,816) 83,811
LME Copper Base Metal (69) 3/2024 USD (14,764,275) 115,240
LME Copper Base Metal (290) 3/2024 USD (62,027,375) (144,261)
LME Lead Base Metal (1) 3/2024 USD (51,816) 223
LME Lead Base Metal (1) 3/2024 USD (51,713) 110
LME Lead Base Metal (3) 3/2024 USD (155,288) (270)
LME Lead Base Metal (4) 3/2024 USD (207,163) (106)
LME Lead Base Metal (11) 3/2024 USD (569,792) (9,318)
LME Lead Base Metal (17) 3/2024 USD (880,923) (2,430)
LME Lead Base Metal (18) 3/2024 USD (932,535) (20,966)
LME Lead Base Metal (19) 3/2024 USD (984,461) (18,425)
LME Lead Base Metal (19) 3/2024 USD (984,561) (15,753)
LME Lead Base Metal (22) 3/2024 USD (1,140,018) (23,223)
LME Lead Base Metal (35) 3/2024 USD (1,813,613) 14,919
LME Lead Base Metal (142) 3/2024 USD (7,357,375) (71,436)
LME Nickel Base Metal (2) 3/2024 USD (198,619) (85)
LME Nickel Base Metal (2) 3/2024 USD (198,585) 554
LME Nickel Base Metal (5) 3/2024 USD (496,717) (1,732)
LME Nickel Base Metal (9) 3/2024 USD (895,031) (12,158)
LME Nickel Base Metal (14) 3/2024 USD (1,391,044) 20,114
LME Nickel Base Metal (16) 3/2024 USD (1,592,160) 29,432
LME Nickel Base Metal (22) 3/2024 USD (2,190,276) 8,449
LME Nickel Base Metal (27) 3/2024 USD (2,679,532) 48,070
LME Nickel Base Metal (410) 3/2024 USD (40,818,780) 94,604
LME Tin Base Metal (3) 3/2024 USD (380,844) (11,852)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Tin Base Metal (3) 3/2024 USD $ (380,481) $ (27,257)
LME Tin Base Metal (3) 3/2024 USD (381,225) (283)
LME Tin Base Metal (12) 3/2024 USD (1,524,300) (123,917)
LME Zinc Base Metal (1) 3/2024 USD (66,556) (3,284)
LME Zinc Base Metal (2) 3/2024 USD (133,098) (8,079)
LME Zinc Base Metal (3) 3/2024 USD (199,646) (16,897)
LME Zinc Base Metal (21) 3/2024 USD (1,396,626) (121,992)
LME Zinc Base Metal (24) 3/2024 USD (1,595,964) (117,242)
LME Zinc Base Metal (28) 3/2024 USD (1,862,378) (153,709)
LME Zinc Base Metal (28) 3/2024 USD (1,861,328) (120,669)
LME Zinc Base Metal (31) 3/2024 USD (2,061,306) (52,793)
LME Zinc Base Metal (37) 3/2024 USD (2,462,156) (256,141)
LME Zinc Base Metal (42) 3/2024 USD (2,793,788) (120,613)
LME Zinc Base Metal (49) 3/2024 USD (3,260,889) (290,025)
LME Zinc Base Metal (52) 3/2024 USD (3,462,875) (127,230)
LME Zinc Base Metal (83) 3/2024 USD (5,521,741) (498,414)
LME Zinc Base Metal (89) 3/2024 USD (5,914,050) (37,145)
LME Zinc Base Metal (1,095) 3/2024 USD (72,913,313) (5,078,146)
Long Gilt (78) 3/2024 GBP (10,206,734) (568,912)
Milling Wheat No. 2 (904) 3/2024 EUR (11,102,425) 326,458
Palladium (70) 3/2024 USD (7,765,100) (192,641)
Phelix De Base Electricity (7) 3/2024 EUR (1,313,889) 247,752
Soybean Meal (88) 3/2024 USD (3,396,800) 75,176
Soybean Oil (394) 3/2024 USD (11,389,752) 521,341
U.S. Treasury 10 Year Note (250) 3/2024 USD (28,183,594) (829,930)
U.S. Treasury 2 Year Note (533) 3/2024 USD (109,739,703) (1,162,264)
U.S. Treasury 5 Year Note (524) 3/2024 USD (56,952,250) (882,484)
U.S. Treasury Long Bond (59) 3/2024 USD (7,347,344) (537,892)
U.S. Treasury Ultra Bond (120) 3/2024 USD (15,971,250) (1,437,515)
Wheat (21) 3/2024 ZAR (352,554) (8,405)
Wheat (142) 3/2024 USD (5,136,850) 39,882
White Maize (2) 3/2024 ZAR (43,154) (188)
Yellow Maize (72) 3/2024 ZAR (1,498,844) 69,179
Aluminum (32) 4/2024 USD (1,908,400) (193,191)
CBOE Volatility Index (41) 4/2024 USD (694,995) 40,391
Platinum (188) 4/2024 USD (9,486,480) (362,668)
CBOE Volatility Index (40) 5/2024 USD (694,328) (2,620)
Rubber (7) 5/2024 JPY (62,901) (3,932)
Rubber (14) 6/2024 JPY (127,340) (1,246)
3 Month CORRA (206) 9/2024 CAD (37,177,710) (54,840)
3 Month SOFR (356) 9/2024 USD (84,972,750) (298,848)
3 Month CORRA (42) 12/2024 CAD (7,612,015) (40,843)
3 Month SOFR (250) 12/2024 USD (59,934,375) (363,882)
French Base Electricity (4) 12/2024 EUR (3,566,131) 120,425
Italian Base Electricity (3) 12/2024 EUR (3,075,251) 239,213
Phelix De Base Electricity (4) 12/2024 EUR (3,694,557) 76,637
UK Allowances Carbon Dioxide Emissions (5) 12/2024 GBP (293,170) (66,844)
3 Month CORRA (130) 3/2025 CAD (23,648,070) (187,559)
3 Month SOFR (252) 3/2025 USD (60,643,800) (351,773)
90-Day Australian Bank Bill (42) 3/2025 AUD (28,363,530) (26,833)
3 Month CORRA (121) 6/2025 CAD (22,078,242) (83,560)
3 Month SOFR (198) 6/2025 USD (47,802,150) (334,986)
3 Month SOFR (191) 9/2025 USD (46,212,450) (326,252)
3 Month SOFR (162) 12/2025 USD (39,240,450) (271,176)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SOFR (141) 3/2026 USD $ (34,164,300) $ (167,758)
Total of short contracts (42,257,361)
Net value $ (2,633,795)
Forward foreign currency exchange contracts outstanding as of December 31, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 98,335,500 USD 65,519,027 CITI 3/20/2024 $ 1,648,494
AUD 98,335,500 USD 65,518,700 JPMC 3/20/2024 1,648,823
BRL 223,169,847 USD 44,813,968 CITI
**
3/20/2024 792,417
BRL 223,169,847 USD 44,813,744 JPMC
**
3/20/2024 792,641
CAD 122,917,499 USD 91,353,980 CITI 3/20/2024 1,508,772
CAD 122,917,501 USD 91,353,525 JPMC 3/20/2024 1,509,229
CHF 43,065,000 USD 49,929,794 CITI 3/20/2024 1,685,101
CHF 43,065,000 USD 49,929,545 JPMC 3/20/2024 1,685,350
CLP 2,200,000,000 USD 2,477,539 CITI
**
3/20/2024 8,688
CLP 2,200,000,000 USD 2,477,526 JPMC
**
3/20/2024 8,700
CNY 46,124,000 USD 6,493,010 CITI
**
3/20/2024 14,909
CNY 46,124,000 USD 6,492,978 JPMC
**
3/20/2024 14,942
COP 14,708,711,188 USD 3,611,902 CITI
**
3/20/2024 125,022
COP 14,708,711,188 USD 3,611,884 JPMC
**
3/20/2024 125,040
CZK 1,679,933,500 USD 74,299,864 CITI 3/20/2024 665,557
CZK 1,679,933,500 USD 74,299,493 JPMC 3/20/2024 665,928
EUR 110,044,528 USD 120,709,904 CITI 3/20/2024 1,152,383
EUR 110,044,531 USD 120,709,303 JPMC 3/20/2024 1,152,987
GBP 99,004,992 USD 125,099,211 CITI 3/20/2024 1,145,721
GBP 99,004,992 USD 125,098,585 JPMC 3/20/2024 1,146,347
HUF 10,078,610,094 USD 28,365,192 CITI 3/20/2024 436,967
HUF 10,078,610,094 USD 28,365,050 JPMC 3/20/2024 437,107
IDR 45,000,000,000 USD 2,879,578 CITI
**
3/20/2024 42,857
IDR 45,000,000,000 USD 2,879,563 JPMC
**
3/20/2024 42,872
ILS 44,915,000 USD 12,189,500 CITI 3/20/2024 245,100
ILS 44,915,000 USD 12,189,439 JPMC 3/20/2024 245,161
INR 8,330,591,148 USD 99,613,395 CITI
**
3/20/2024 138,128
INR 8,330,591,148 USD 99,612,897 JPMC
**
3/20/2024 138,626
KRW 15,358,895,105 USD 11,854,736 CITI
**
3/20/2024 59,067
KRW 15,358,895,105 USD 11,854,677 JPMC
**
3/20/2024 59,125
MXN 472,056,124 USD 26,781,530 CITI 3/20/2024 668,585
MXN 472,056,124 USD 26,819,309 JPMC 3/20/2024 630,806
NOK 742,000,000 USD 71,215,369 CITI 3/20/2024 1,942,573
NOK 742,000,000 USD 71,215,013 JPMC 3/20/2024 1,942,930
NZD 153,528,500 USD 94,537,487 CITI 3/20/2024 2,534,858
NZD 153,528,500 USD 94,537,015 JPMC 3/20/2024 2,535,330
PEN 22,617,500 USD 5,964,062 CITI
**
3/20/2024 135,087
PEN 22,617,500 USD 5,964,032 JPMC
**
3/20/2024 135,117
PHP 121,268,515 USD 2,187,927 CITI
**
3/20/2024 2,440
PHP 101,057,095 USD 1,822,673 JPMC
**
3/20/2024 2,633
PLN 578,730,008 USD 144,463,617 CITI 3/20/2024 2,462,869
PLN 578,730,008 USD 144,462,894 JPMC 3/20/2024 2,463,592
SEK 677,624,624 USD 65,321,002 CITI 3/20/2024 2,068,995
SEK 677,624,625 USD 65,320,676 JPMC 3/20/2024 2,069,320

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGD 36,192,501 USD 27,245,088 CITI 3/20/2024 $ 276,909
SGD 36,192,500 USD 27,244,951 JPMC 3/20/2024 277,045
THB 69,500,000 USD 2,029,217 CITI 3/20/2024 20,671
THB 69,500,000 USD 2,029,207 JPMC 3/20/2024 20,681
TWD 872,000,000 USD 28,286,612 CITI
**
3/20/2024 600,876
TWD 872,000,000 USD 28,286,471 JPMC
**
3/20/2024 601,018
USD 10,013,196 CLP 8,742,268,828 CITI
**
3/20/2024 133,532
USD 10,013,246 CLP 8,742,268,828 JPMC
**
3/20/2024 133,582
USD 10,007,004 CZK 223,500,000 CITI 3/20/2024 33,531
USD 10,007,054 CZK 223,500,000 JPMC 3/20/2024 33,582
USD 10,778,030 EUR 9,717,500 CITI 3/20/2024 16,961
USD 10,778,084 EUR 9,717,500 JPMC 3/20/2024 17,015
USD 34,071,061 GBP 26,636,000 CITI 3/20/2024 106,510
USD 34,071,231 GBP 26,636,000 JPMC 3/20/2024 106,682
USD 15,040,164 INR 1,255,000,000 CITI
**
3/20/2024 12,640
USD 15,040,240 INR 1,255,000,000 JPMC
**
3/20/2024 12,715
USD 3,840,825 KRW 4,950,000,000 CITI
**
3/20/2024 1,140
USD 3,840,844 KRW 4,950,000,000 JPMC
**
3/20/2024 1,159
USD 90,445 PHP 5,000,000 CITI
**
3/20/2024 134
USD 90,445 PHP 5,000,000 JPMC
**
3/20/2024 135
ZAR 869,500,000 USD 46,762,560 CITI 3/20/2024 449,735
ZAR 869,500,000 USD 46,762,326 JPMC 3/20/2024 449,969
JPY 32,995,000,000 USD 230,102,587 CITI 3/21/2024 6,798,741
JPY 32,995,000,000 USD 230,101,437 JPMC 3/21/2024 6,799,892
Total unrealized appreciation 55,842,051
AUD 25,769,000 USD 17,652,011 CITI 3/20/2024 (50,637)
AUD 25,769,000 USD 17,651,923 JPMC 3/20/2024 (50,550)
CAD 19,692,000 USD 14,951,004 CITI 3/20/2024 (73,926)
CAD 19,692,000 USD 14,950,930 JPMC 3/20/2024 (73,851)
CHF 77,500 USD 93,326 CITI 3/20/2024 (440)
CHF 77,500 USD 93,326 JPMC 3/20/2024 (439)
CLP 6,000,000,000 USD 6,822,761 CITI
**
3/20/2024 (42,143)
CLP 6,000,000,000 USD 6,822,727 JPMC
**
3/20/2024 (42,108)
CNY 26,940,000 USD 3,803,517 CITI
**
3/20/2024 (2,386)
CNY 26,940,000 USD 3,803,497 JPMC
**
3/20/2024 (2,367)
CZK 65,000,000 USD 2,902,469 CITI 3/20/2024 (1,907)
CZK 65,000,000 USD 2,902,455 JPMC 3/20/2024 (1,892)
HUF 3,256,805,047 USD 9,350,095 CITI 3/20/2024 (42,958)
HUF 3,256,805,047 USD 9,350,048 JPMC 3/20/2024 (42,910)
ILS 1,000 USD 278 CITI 3/20/2024 (1)
ILS 1,000 USD 278 JPMC 3/20/2024 (1)
KRW 23,717,790,210 USD 18,492,341 CITI
**
3/20/2024 (94,593)
KRW 23,717,790,210 USD 18,492,248 JPMC
**
3/20/2024 (94,500)
MXN 6,500,000 USD 379,088 CITI 3/20/2024 (1,113)
MXN 6,500,000 USD 379,086 JPMC 3/20/2024 (1,111)
NOK 82,500,000 USD 8,153,752 CITI 3/20/2024 (19,613)
NOK 82,500,000 USD 8,153,711 JPMC 3/20/2024 (19,573)
PHP 207,978,389 USD 3,760,450 CITI
**
3/20/2024 (3,919)
PHP 228,189,809 USD 4,125,567 JPMC
**
3/20/2024 (3,975)
SEK 67,500,001 USD 6,786,489 CITI 3/20/2024 (73,592)
SEK 67,499,999 USD 6,786,455 JPMC 3/20/2024 (73,557)
USD 51,020,460 AUD 76,414,456 CITI 3/20/2024 (1,174,014)
USD 51,020,715 AUD 76,414,456 JPMC 3/20/2024 (1,173,759)
USD 25,314,304 BRL 126,505,500 CITI
**
3/20/2024 (538,018)
USD 25,314,430 BRL 126,505,500 JPMC
**
3/20/2024 (537,891)
USD 88,292,810 CAD 119,571,019 CITI 3/20/2024 (2,041,715)
USD 88,289,617 CAD 119,571,022 JPMC 3/20/2024 (2,044,910)
USD 61,256,294 CHF 53,073,654 CITI 3/20/2024 (2,354,319)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 61,256,601 CHF 53,073,654 JPMC 3/20/2024 $ (2,354,013)
USD 54,439,744 CNY 386,504,000 CITI
**
3/20/2024 (94,486)
USD 54,440,016 CNY 386,504,000 JPMC
**
3/20/2024 (94,214)
USD 607,549 COP 2,450,000,000 CITI
**
3/20/2024 (14,903)
USD 607,552 COP 2,450,000,000 JPMC
**
3/20/2024 (14,900)
USD 18,070,605 CZK 405,500,000 CITI 3/20/2024 (24,444)
USD 18,070,695 CZK 405,500,000 JPMC 3/20/2024 (24,354)
USD 290,692,520 EUR 267,614,999 CITI 3/20/2024 (5,661,841)
USD 290,693,975 EUR 267,615,001 JPMC 3/20/2024 (5,660,388)
USD 43,791,982 GBP 34,495,500 CITI 3/20/2024 (194,507)
USD 43,792,201 GBP 34,495,500 JPMC 3/20/2024 (194,289)
USD 6,250,170 HUF 2,205,000,000 CITI 3/20/2024 (51,171)
USD 6,250,201 HUF 2,205,000,000 JPMC 3/20/2024 (51,140)
USD 16,757,345 IDR 259,500,451,644 CITI
**
3/20/2024 (95,393)
USD 16,757,429 IDR 259,500,451,644 JPMC
**
3/20/2024 (95,309)
USD 18,494,894 ILS 68,404,500 CITI 3/20/2024 (442,712)
USD 18,494,986 ILS 68,404,500 JPMC 3/20/2024 (442,620)
USD 34,145,678 KRW 44,650,000,000 CITI
**
3/20/2024 (489,059)
USD 34,145,849 KRW 44,650,000,000 JPMC
**
3/20/2024 (488,888)
USD 5,496,384 MXN 97,000,000 CITI 3/20/2024 (144,177)
USD 5,496,412 MXN 97,000,000 JPMC 3/20/2024 (144,149)
USD 95,034,090 NOK 1,025,467,123 CITI 3/20/2024 (6,072,467)
USD 95,034,565 NOK 1,025,467,123 JPMC 3/20/2024 (6,071,992)
USD 106,458,035 NZD 173,077,031 CITI 3/20/2024 (2,974,372)
USD 106,458,567 NZD 173,077,031 JPMC 3/20/2024 (2,973,840)
USD 4,132,895 PHP 230,000,000 CITI
**
3/20/2024 (21,393)
USD 4,132,915 PHP 230,000,000 JPMC
**
3/20/2024 (21,373)
USD 35,174,218 PLN 139,437,500 CITI 3/20/2024 (225,816)
USD 35,174,394 PLN 139,437,500 JPMC 3/20/2024 (225,640)
USD 1,124,284 SEK 11,500,000 CITI 3/20/2024 (19,395)
USD 1,124,290 SEK 11,500,000 JPMC 3/20/2024 (19,389)
USD 55,922,932 SGD 74,372,283 CITI 3/20/2024 (632,256)
USD 55,923,212 SGD 74,372,283 JPMC 3/20/2024 (631,977)
USD 29,653,518 THB 1,042,000,000 CITI 3/20/2024 (1,080,065)
USD 29,653,666 THB 1,042,000,000 JPMC 3/20/2024 (1,079,917)
USD 18,158,172 TWD 563,954,684 CITI
**
3/20/2024 (524,437)
USD 18,158,382 TWD 563,954,684 JPMC
**
3/20/2024 (524,226)
USD 108,996,217 ZAR 2,057,352,448 CITI 3/20/2024 (2,714,343)
USD 108,996,762 ZAR 2,057,352,448 JPMC 3/20/2024 (2,713,798)
USD 202,055,405 JPY 28,858,239,720 CITI 3/21/2024 (5,144,332)
USD 202,056,415 JPY 28,858,239,720 JPMC 3/21/2024 (5,143,322)
Total unrealized depreciation (66,269,995)
Net unrealized depreciation $ (10,427,944)
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
Total return basket swap contracts outstanding as of December 31, 2023:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the HIBOR plus
or minus a specified spread
(-0.30% to 0.23%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
24 months
maturity ranging
from 01/27/2025
- 09/29/2025 $11,948,545 $29,665 $(164,491) $(134,826)
MLIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NIBOR plus
or minus a specified spread
(-0.23% to 0.23%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
24-25 months
maturity ranging
from 02/25/2025
- 10/27/2025 $7,648,923 $(68,273) $139,601 $71,328
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.30% to 0.23%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
24 months
maturity ranging
from 01/27/2025
- 11/14/2025 $8,198,038 $(186,967) $(174,352) $(361,319)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.03% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
34-60 months
maturity
ranging from
09/24/2026
- 11/16/2028 $152,795,355 $(2,427,548) $(21,759) $(2,449,307)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Asics Corp. 40,100 1,251,774 (128,121) 5.2
Disco Corp. 6,300 1,555,891 204,295 (8.3)
Fujitsu Ltd. 6,600 993,258 (23,422) 1.0
Hitachi Ltd. 16,200 1,165,262 25,632 (1.0)
Japan Post Bank Co. Ltd. 147,000 1,496,009 (89,715) 3.7
Japan Tobacco, Inc. 60,700 1,567,591 (63,991) 2.6
Kansai Paint Co. Ltd. 88,700 1,512,464 25,323 (1.0)
Kyoto Financial Group, Inc. 62,400 969,542 (31,845) 1.3
Kyushu Electric Power Co., Inc. 153,700 1,112,581 (26,543) 1.1
Mitsubishi Corp. 104,700 1,667,794 (24,732) 1.0
Mitsubishi Motors Corp. 478,300 1,513,845 (58,100) 2.4
Mitsui & Co. Ltd. 40,600 1,521,037 12,790 (0.5)
Nissin Foods Holdings Co. Ltd. 28,500 995,215 (36,310) 1.5
Ono Pharmaceutical Co. Ltd. 61,000 1,085,160 (42,258) 1.7
Recruit Holdings Co. Ltd. 52,600 2,199,266 202,331 (8.3)
SCREEN Holdings Co. Ltd. 17,000 1,432,944 92,837 (3.8)
Sega Sammy Holdings, Inc. 73,700 1,028,936 (68,985) 2.8
Shionogi & Co. Ltd. 30,400 1,463,091 (75,667) 3.1
Sojitz Corp. 62,400 1,405,803 (65,686) 2.7
Tokyo Gas Co. Ltd. 52,000 1,192,811 (123,416) 5.0
Toyo Suisan Kaisha Ltd. 46,200 2,383,750 (226,714) 9.3
Short Positions
Common Stocks
Japan
Advantest Corp. (58,300) (1,964,451) (168,728) 6.9
Aeon Co. Ltd. (104,300) (2,327,401) (41,677) 1.7
Asahi Intecc Co. Ltd. (56,200) (1,139,673) (25,239) 1.0
Canon, Inc. (39,100) (1,003,061) 51,253 (2.1)
Eisai Co. Ltd. (28,800) (1,433,986) 112,023 (4.6)
Ibiden Co. Ltd. (27,900) (1,539,124) (219,118) 8.9
KDDI Corp. (30,500) (967,414) 11,398 (0.5)
Keyence Corp. (2,800) (1,230,198) (21,829) 0.9
Kobe Bussan Co. Ltd. (40,900) (1,208,215) 3,991 (0.2)
Kubota Corp. (95,900) (1,439,267) (51,438) 2.1
Lasertec Corp. (5,400) (1,417,643) (97,133) 4.0
Mercari, Inc. (55,800) (1,030,498) 29,504 (1.2)
Murata Manufacturing Co. Ltd. (47,700) (1,007,996) (49,090) 2.0
Nintendo Co. Ltd. (27,300) (1,420,525) (86,504) 3.5
Nippon Telegraph & Telephone Corp. (2,095,000) (2,558,172) (2,569) 0.1
Nitori Holdings Co. Ltd. (19,100) (2,564,682) (120,289) 4.9
NTT Data Group Corp. (215,300) (3,043,404) (353,681) 14.4
Rakuten Group, Inc. (482,000) (2,148,908) (133,396) 5.4
Resonac Holdings Corp. (63,100) (1,253,975) (4,729) 0.2
Rohm Co. Ltd. (50,900) (971,719) 44,115 (1.8)
Sekisui House Ltd. (82,900) (1,837,580) (44,353) 1.8
Seven & i Holdings Co. Ltd. (34,400) (1,360,505) 52,091 (2.1)
SMC Corp. (2,700) (1,444,327) (77,093) 3.1
SoftBank Corp. (145,000) (1,806,951) 53,368 (2.2)
Sony Group Corp. (12,300) (1,163,985) (28,634) 1.2
Terumo Corp. (30,500) (997,381) 31,399 (1.3)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Tokyo Electron Ltd. (7,100) (1,261,953) (103,545) 4.2
Toyota Motor Corp. (93,500) (1,713,268) 80,805 (3.3)
Yaskawa Electric Corp. (32,900) (1,369,360) (140,626) 5.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.38% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
34-61 months
maturity
ranging from
09/21/2026
- 12/05/2028 $900,575,383 $(8,429,482) $138,514 $(8,290,968)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 34,378 3,758,203 211,768 (2.6)
AbbVie, Inc. 28,794 4,462,206 107,402 (1.3)
Adobe, Inc. 6,202 3,700,113 (177,377) 2.1
Alphabet, Inc. 23,968 3,348,090 153,395 (1.9)
AT&T, Inc. 167,821 2,816,036 26,851 (0.3)
Autodesk, Inc. 11,424 2,781,516 198,663 (2.4)
Booking Holdings, Inc. 1,475 5,232,150 295,752 (3.6)
Broadcom, Inc. 3,244 3,621,115 282,260 (3.4)
Builders FirstSource, Inc. 19,665 3,282,875 353,577 (4.3)
Cardinal Health, Inc. 32,567 3,282,754 (200,938) 2.4
Centene Corp. 32,964 2,446,258 (1,319) 0.0
Cigna Group (The) 10,473 3,136,140 (26,392) 0.3
Cisco Systems, Inc. 88,973 4,494,916 100,539 (1.2)
Coca-Cola Co. (The) 42,869 2,526,270 (4,716) 0.1
Expedia Group, Inc. 21,346 3,240,109 73,644 (0.9)
Ferguson plc 12,897 2,490,024 136,321 (1.6)
Fiserv, Inc. 21,580 2,866,687 (23,306) 0.3
General Electric Co. 39,074 4,987,015 287,194 (3.5)
Humana, Inc. 7,729 3,538,413 (145,305) 1.8
KB Home 46,555 2,907,825 297,021 (3.6)
KLA Corp. 6,167 3,584,877 136,229 (1.6)
Lam Research Corp. 3,224 2,525,230 153,688 (1.9)
Lennar Corp. 33,613 5,009,682 315,962 (3.8)
Lockheed Martin Corp. 5,787 2,622,900 11,458 (0.1)
Marathon Petroleum Corp. 16,870 2,502,833 76,084 (0.9)
McKesson Corp. 7,838 3,628,837 7,838 (0.1)
Medpace Holdings, Inc. 7,951 2,437,220 196,151 (2.4)
Meta Platforms, Inc. 10,423 3,689,325 298,932 (3.6)
Molson Coors Beverage Co. 43,669 2,672,979 (72,491) 0.9

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
NVIDIA Corp. 5,584 2,765,308 161,657 (1.9)
Owens Corning 22,744 3,371,343 100,756 (1.2)
PACCAR, Inc. 29,836 2,913,485 (8,354) 0.1
PulteGroup, Inc. 25,672 2,649,864 184,068 (2.2)
Sherwin-Williams Co. (The) 8,272 2,580,037 167,673 (2.0)
Toll Brothers, Inc. 41,072 4,221,791 404,970 (4.9)
Walmart, Inc. 20,497 3,231,352 131,386 (1.6)
Short Positions
Common Stocks
United States
agilon health, Inc. (217,542) (2,730,152) (171,858) 2.1
Apellis Pharmaceuticals, Inc. (45,564) (2,727,461) 911 (0.0)
Atmos Energy Corp. (22,838) (2,646,924) (58,922) 0.7
Celanese Corp. (31,456) (4,887,319) (408,613) 4.9
Chart Industries, Inc. (18,890) (2,575,274) (183,233) 2.2
Foot Locker, Inc. (81,810) (2,548,382) (258,520) 3.1
JetBlue Airways Corp. (508,938) (2,824,606) (86,519) 1.0
Masimo Corp. (24,378) (2,857,345) (357,381) 4.3
MP Materials Corp. (127,623) (2,533,317) (446,681) 5.4
Southwest Airlines Co. (132,582) (3,828,968) 60,988 (0.7)
Tractor Supply Co. (15,213) (3,271,251) 15,822 (0.2)
Waters Corp. (10,525) (3,465,146) (345,851) 4.2
Western Digital Corp. (50,909) (2,666,104) (159,345) 1.9
Xylem, Inc. (28,194) (3,224,266) (187,772) 2.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.47% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
01/28/2025
- 11/14/2025 $62,340,210 $66,149 $(816,235) $(750,086)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 144,105 978,836 13,527 (1.8)
ALS Ltd. 76,709 671,895 6,978 (0.9)
Aristocrat Leisure Ltd. 55,480 1,541,430 7,229 (1.0)
BHP Group Ltd. 41,123 1,404,951 (3,498) 0.5
BlueScope Steel Ltd. 121,037 1,929,629 1,231 (0.2)
Brambles Ltd. 117,468 1,088,798 14,546 (1.9)
Cochlear Ltd. 2,838 577,379 (2,092) 0.3

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Coles Group Ltd. 78,813 865,766 6,989 (0.9)
Fortescue Ltd. 47,194 930,540 12,362 (1.6)
IGO Ltd. 105,988 653,218 (423) 0.1
Incitec Pivot Ltd. 562,769 1,090,004 16,207 (2.2)
JB Hi-Fi Ltd. 44,848 1,620,760 24,218 (3.2)
Medibank Pvt Ltd. 193,805 470,514 4,312 (0.6)
New Hope Corp. Ltd. 146,649 516,078 (2,579) 0.3
Northern Star Resources Ltd. 123,100 1,142,135 (9,627) 1.3
Origin Energy Ltd. 403,972 2,331,199 27,049 (3.6)
Pilbara Minerals Ltd. 364,562 978,529 2,196 (0.3)
Qantas Airways Ltd. 862,159 3,158,102 14,879 (2.0)
Qube Holdings Ltd. 287,545 635,791 4,840 (0.6)
Sonic Healthcare Ltd. 49,407 1,079,579 8,251 (1.1)
South32 Ltd. 385,042 870,827 2,326 (0.3)
Suncorp Group Ltd. 117,538 1,113,011 7,682 (1.0)
Whitehaven Coal Ltd. 395,760 2,008,379 12,668 (1.7)
Woolworths Group Ltd. 39,416 999,982 9,653 (1.3)
New Zealand
Xero Ltd. 5,502 419,740 1,426 (0.2)
Short Positions
Common Stocks
Australia
APA Group (129,140) (751,536) 16,725 (2.2)
CAR Group Ltd. (60,265) (1,277,093) (8,515) 1.1
Cleanaway Waste Management Ltd. (495,188) (907,813) (3,458) 0.5
Commonwealth Bank of Australia (39,338) (2,998,226) (17,569) 2.3
Computershare Ltd. (27,764) (462,420) (6,264) 0.8
Domino's Pizza Enterprises Ltd. (39,462) (1,584,137) (13,412) 1.8
Endeavour Group Ltd. (171,231) (608,094) (4,830) 0.6
Evolution Mining Ltd. (319,403) (859,308) 438 (0.1)
IDP Education Ltd. (142,102) (1,938,435) 12,798 (1.7)
Insurance Australia Group Ltd. (183,061) (707,599) (6,521) 0.9
Lynas Rare Earths Ltd. (186,262) (909,189) (7,999) 1.1
Mineral Resources Ltd. (28,620) (1,363,274) (6,054) 0.8
NEXTDC Ltd. (164,638) (1,537,528) (25,172) 3.4
Pro Medicus Ltd. (10,583) (690,583) (1,064) 0.1
Ramsay Health Care Ltd. (13,746) (493,099) (5,442) 0.7
REA Group Ltd. (17,695) (2,181,959) (17,743) 2.4
Reece Ltd. (46,040) (702,250) (8,258) 1.1
Seven Group Holdings Ltd. (18,459) (464,643) (10,042) 1.3
Transurban Group (113,369) (1,059,363) 21,438 (2.9)
Treasury Wine Estates Ltd. (108,638) (799,304) (3,467) 0.5
Wesfarmers Ltd. (24,919) (969,073) (11,342) 1.5
Westpac Banking Corp. (40,613) (633,664) (443) 0.1
WiseTech Global Ltd. (27,734) (1,421,494) 1,248 (0.2)
United States
CSL Ltd. (22,317) (4,350,679) (6,537) 0.9
James Hardie Industries plc (22,442) (865,272) (11,152) 1.5

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.88% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
07/25/2025
- 11/25/2025 $78,405,398 $9,267 $(1,986,986) $(1,977,719)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. 19,203 1,052,864 (19,854) 1.0
Air Canada 130,546 1,841,368 (1,970) 0.1
Alimentation Couche-Tard, Inc. 27,048 1,592,812 12,860 (0.7)
Atco Ltd. 25,407 741,473 12,463 (0.6)
Bombardier, Inc. 61,407 2,465,919 29,660 (1.5)
Canadian National Railway Co. 5,400 678,744 1,345 (0.1)
CCL Industries, Inc. 15,319 688,924 4,046 (0.2)
Empire Co. Ltd. 36,109 955,149 9,265 (0.5)
Fairfax Financial Holdings Ltd. 1,684 1,553,682 15,899 (0.8)
Finning International, Inc. 36,875 1,066,413 (15,306) 0.8
Franco-Nevada Corp. 6,009 665,591 (8,480) 0.4
George Weston Ltd. 7,859 975,665 8,600 (0.4)
iA Financial Corp., Inc. 11,983 816,893 1,357 (0.1)
Imperial Oil Ltd. 16,989 967,760 (3,975) 0.2
Loblaw Cos. Ltd. 7,762 751,450 7,205 (0.4)
MEG Energy Corp. 52,233 933,063 (16,162) 0.8
Metro, Inc. 16,444 851,209 8,935 (0.5)
National Bank of Canada 14,090 1,073,990 5,210 (0.3)
Nutrien Ltd. 48,119 2,710,904 (47,572) 2.4
Onex Corp. 12,110 845,657 (7,037) 0.4
Open Text Corp. 23,549 989,732 (10,486) 0.5
Pembina Pipeline Corp. 27,053 931,405 (2,654) 0.1
Shopify, Inc. 19,604 1,526,243 (4,734) 0.2
Sun Life Financial, Inc. 18,419 955,250 10,703 (0.5)
TFI International, Inc. 7,277 989,854 (9,501) 0.5
Toromont Industries Ltd. 8,331 729,957 (1,635) 0.1
West Fraser Timber Co. Ltd. 18,311 1,566,533 (6,080) 0.3
Whitecap Resources, Inc. 174,686 1,169,363 (26,367) 1.3
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp. (297,412) (1,876,431) 38,157 (1.9)
Bank of Montreal (17,224) (1,704,267) 4,810 (0.2)
BCE, Inc. (29,496) (1,161,319) (15,137) 0.8
Brookfield Asset Management Ltd. (19,879) (798,431) 2,850 (0.1)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Cameco Corp. (22,044) (950,435) 8,318 (0.4)
Canadian Imperial Bank of Commerce (50,776) (2,444,820) (4,598) 0.2
Canadian Pacific Kansas City Ltd. (52,538) (4,156,888) 20,221 (1.0)
Emera, Inc. (29,738) (1,128,879) (13,466) 0.7
Enbridge, Inc. (24,161) (869,763) 4,011 (0.2)
Fortis, Inc. (21,598) (888,500) (4,401) 0.2
GFL Environmental, Inc. (26,183) (903,230) (4,742) 0.2
Hydro One Ltd. (34,788) (1,042,288) (9,451) 0.5
Intact Financial Corp. (4,355) (670,020) (6,902) 0.3
Keyera Corp. (28,978) (700,476) (2,843) 0.1
Magna International, Inc. (24,512) (1,448,281) 7,955 (0.4)
Pan American Silver Corp. (68,514) (1,118,417) 35,678 (1.8)
RB Global, Inc. (27,682) (1,852,430) (13,788) 0.7
Rogers Communications, Inc. (88,068) (4,122,756) (19,939) 1.0
Royal Bank of Canada (39,263) (3,970,599) 6,815 (0.3)
Suncor Energy, Inc. (39,438) (1,263,457) 8,334 (0.4)
Toronto-Dominion Bank (The) (12,105) (782,182) (183) 0.0
WSP Global, Inc. (5,634) (789,751) (8,504) 0.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 10/27/2025 $61,335,228 $7,872 $(1,211,920) $(1,204,048)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 128,771 5,717,196 6,289 (0.5)
Avolta AG 8,565 337,213 (2,108) 0.2
Cie Financiere Richemont SA (Registered) 1,488 205,529 (850) 0.1
Clariant AG (Registered) 33,512 495,130 (2,938) 0.2
DKSH Holding AG 6,955 482,934 3,308 (0.3)
Galenica AG 2,795 241,779 1,510 (0.1)
Georg Fischer AG (Registered) 17,469 1,271,292 139 (0.0)
Helvetia Holding AG (Registered) 2,474 341,132 (89) 0.0
Julius Baer Group Ltd. 3,179 178,336 (335) 0.0
Kuehne + Nagel International AG (Registered) 391 134,933 20 (0.0)
Logitech International SA (Registered) 25,730 2,446,624 16,339 (1.4)
Novartis AG (Registered) 49,503 5,000,322 44,431 (3.7)
Swatch Group AG (The) 2,138 581,729 359 (0.0)
Swisscom AG (Registered) 2,419 1,455,922 (1,144) 0.1
Zurich Insurance Group AG 1,007 526,487 1,346 (0.1)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Holcim AG 68,806 5,404,122 (16,585) 1.4
Swiss Re AG 32,640 3,672,996 (18,481) 1.5
Short Positions
Common Stocks
Switzerland
Adecco Group AG (Registered) (8,784) (431,413) 1,077 (0.1)
Alcon, Inc. (7,188) (562,361) (2,909) 0.2
Bachem Holding AG (11,222) (869,047) 5,577 (0.5)
Baloise Holding AG (Registered) (2,182) (342,112) 864 (0.1)
Banque Cantonale Vaudoise (Registered) (6,741) (869,379) 246 (0.0)
Barry Callebaut AG (Registered) (333) (562,164) (3,501) 0.3
Belimo Holding AG (Registered) (552) (304,679) (671) 0.1
BKW AG (1,035) (184,093) 6 (0.0)
Chocoladefabriken Lindt & Spruengli AG (166) (1,992,602) 6,780 (0.6)
EMS-Chemie Holding AG (Registered) (806) (653,527) (2,824) 0.2
Flughafen Zurich AG (Registered) (1,866) (389,891) 2,367 (0.2)
Geberit AG (Registered) (4,726) (3,033,708) (4,978) 0.4
Givaudan SA (Registered) (754) (3,126,621) (13,082) 1.1
Lonza Group AG (Registered) (602) (253,795) (2,416) 0.2
Partners Group Holding AG (1,677) (2,424,860) (7,213) 0.6
SGS SA (Registered) (2,666) (230,158) (1,422) 0.1
SIG Group AG (97,363) (2,242,369) 10,391 (0.9)
Sika AG (Registered) (15,261) (4,976,249) (18,987) 1.6
Sonova Holding AG (Registered) (2,778) (908,539) (4,504) 0.4
Straumann Holding AG (Registered) (15,203) (2,456,849) 14,170 (1.2)
Swiss Life Holding AG (Registered) (802) (557,353) (1,231) 0.1
Tecan Group AG (Registered) (1,334) (545,749) 4,315 (0.4)
UBS Group AG (Registered) (31,406) (975,520) 9,173 (0.8)
VAT Group AG (3,571) (1,793,563) (102) 0.0
United States
Nestle SA (Registered) (18,590) (2,154,951) (14,465) 1.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.99% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 11/25/2025 $21,944,567 $54,359 $(280,747) $(226,388)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 467 840,611 (2,419) 1.1
Carlsberg A/S 5,472 686,649 4,503 (2.0)
Danske Bank A/S 83,976 2,244,788 6,323 (2.8)
Genmab A/S 3,302 1,052,853 7,393 (3.3)
ISS A/S 50,671 967,797 6,558 (2.9)
Jyske Bank A/S (Registered) 10,544 756,078 3,928 (1.7)
Novo Nordisk A/S 22,923 2,375,538 26,445 (11.7)
Pandora A/S 19,658 2,717,819 8,720 (3.9)
ROCKWOOL A/S 628 183,736 (1,102) 0.5
Short Positions
Common Stocks
Denmark
Ambu A/S (32,781) (510,690) (8,734) 3.9
Coloplast A/S (23,624) (2,699,423) 21,673 (9.6)
Demant A/S (5,579) (244,696) (4,110) 1.8
DSV A/S (4,262) (748,862) (7,571) 3.3
Novozymes A/S (42,420) (2,331,971) 4,279 (1.9)
Orsted A/S (22,081) (1,224,095) 3,118 (1.4)
Royal Unibrew A/S (11,126) (743,284) 6,556 (2.9)
Tryg A/S (21,841) (475,309) (1,629) 0.7
Vestas Wind Systems A/S (36,040) (1,140,368) (19,572) 8.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.00% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 12/29/2025 $245,648,182 $(293,799) $(113,603) $(407,402)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Cie de Saint-Gobain SA 39,405 2,906,013 4,486 (1.1)
Getlink SE 93,567 1,713,668 (15,461) 3.8
Renault SA 39,018 1,595,833 (18,793) 4.6

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Rexel SA 75,629 2,075,731 (11,535) 2.8
Safran SA 10,084 1,777,914 (2,798) 0.7
Germany
Allianz SE (Registered) 7,584 2,026,758 3,159 (0.8)
Bayerische Motoren Werke AG 32,794 3,649,043 14,268 (3.5)
Commerzbank AG 179,962 2,138,992 (2,661) 0.7
Daimler Truck Holding AG 59,709 2,242,913 (860) 0.2
Deutsche Bank AG (Registered) 179,219 2,446,535 (6,790) 1.7
Deutsche Lufthansa AG (Registered) 239,175 2,126,326 3,467 (0.9)
Heidelberg Materials AG 27,886 2,492,679 (4,580) 1.1
Mercedes-Benz Group AG 57,696 3,980,900 (10,771) 2.6
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 4,030 1,671,700 (12,216) 3.0
RWE AG 36,382 1,655,850 7,524 (1.8)
Italy
Banco BPM SpA 424,755 2,250,754 3,276 (0.8)
Leonardo SpA 138,243 2,284,204 14,081 (3.5)
Prysmian SpA 55,517 2,530,746 3,229 (0.8)
UniCredit SpA 128,628 3,502,501 30,628 (7.5)
Netherlands
ABN AMRO Bank NV 165,772 2,492,960 (5,044) 1.2
ASML Holding NV 4,420 3,336,602 (5,339) 1.3
Koninklijke Ahold Delhaize NV 98,165 2,824,350 247 (0.1)
Wolters Kluwer NV 13,943 1,983,664 11,131 (2.7)
Singapore
STMicroelectronics NV 32,062 1,608,198 (8,285) 2.0
Spain
Industria de Diseno Textil SA 75,275 3,284,553 22,885 (5.6)
Repsol SA 258,906 3,840,593 (97,996) 24.1
United States
Tenaris SA 195,709 3,404,001 (62,569) 15.4
Short Positions
Common Stocks
Belgium
UCB SA (20,691) (1,803,668) (1,905) 0.5
Finland
UPM-Kymmene OYJ (42,945) (1,619,916) 11,907 (2.9)
France
Alstom SA (146,213) (1,971,720) (1,689) 0.4
Cie Generale des Etablissements Michelin SCA (55,952) (2,010,162) (11,961) 2.9
EssilorLuxottica SA (10,361) (2,080,476) (7,906) 1.9
Kering SA (3,981) (1,763,179) 7,056 (1.7)
Sartorius Stedim Biotech (9,061) (2,402,819) (8,127) 2.0
Germany
adidas AG (7,908) (1,606,959) 12,986 (3.2)
Bayer AG (Registered) (49,076) (1,820,912) (7,864) 1.9
Fresenius Medical Care AG (56,243) (2,351,422) 5,494 (1.3)
Rheinmetall AG (9,203) (2,918,605) (3,801) 0.9
Siemens Healthineers AG (73,268) (4,253,840) 41,112 (10.1)
Italy
Moncler SpA (27,894) (1,717,415) 5,794 (1.4)
Nexi SpA (275,352) (2,255,961) (467) 0.1
Luxembourg
Eurofins Scientific SE (44,065) (2,874,466) (8,270) 2.0
Netherlands
Adyen NV (3,441) (4,442,128) 34,250 (8.4)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands (continued)
Heineken NV (28,228) (2,867,950) 2,098 (0.5)
Portugal
EDP - Energias de Portugal SA (475,551) (2,393,449) (2,145) 0.5
Spain
Grifols SA (104,700) (1,791,143) (152,168) 37.4
Switzerland
DSM-Firmenich AG (46,612) (4,740,134) (7,090) 1.7
United States
Ferrovial SE (54,421) (1,986,414) (21,261) 5.2
Preferred Stocks
Germany
Henkel AG & Co. KGaA (Preference) (32,138) (2,585,247) (6,651) 1.6
Sartorius AG (Preference) (7,562) (2,776,923) 20,515 (5.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 11/25/2025 $92,079,854 $(8,550) $956,713 $948,163
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 224,620 1,350,201 (475) (0.1)
Netherlands
Shell plc 92,254 3,019,851 14,210 1.5
United Kingdom
Associated British Foods plc 31,907 961,646 (3,053) (0.3)
Auto Trader Group plc 103,015 946,363 419 0.0
Aviva plc 171,017 946,311 2,864 0.3
BAE Systems plc 137,049 1,939,927 27,077 2.9
Barratt Developments plc 101,280 725,520 (5,683) (0.6)
BP plc 446,673 2,647,910 (12,102) (1.3)
British American Tobacco plc 27,287 798,395 3,293 0.3
Centrica plc 2,502,533 4,486,299 (48,078) (5.1)
DS Smith plc 342,586 1,340,565 (23,615) (2.5)
easyJet plc 214,719 1,392,936 (12,744) (1.3)
Howden Joinery Group plc 75,876 785,527 (17,791) (1.9)
HSBC Holdings plc 238,512 1,929,554 9,672 1.0
InterContinental Hotels Group plc 32,033 2,888,605 1,046 0.1

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Man Group plc 395,011 1,171,143 (7,553) (0.8)
Marks & Spencer Group plc 431,434 1,495,181 (3,921) (0.4)
Melrose Industries plc 124,873 902,630 (3,999) (0.4)
Pearson plc 102,048 1,253,449 5,765 0.6
Reckitt Benckiser Group plc 18,382 1,268,421 (11,828) (1.2)
Rolls-Royce Holdings plc 1,201,781 4,584,038 6,869 0.7
Spectris plc 25,542 1,228,590 (10,534) (1.1)
Standard Chartered plc 156,556 1,328,556 13,495 1.4
Tesco plc 353,598 1,309,984 6,520 0.7
Vodafone Group plc 1,959,711 1,711,495 (1,097) (0.1)
United States
CRH plc 13,106 901,945 2,852 0.3
Short Positions
Common Stocks
Australia
Rio Tinto plc (14,572) (1,083,882) (1,934) (0.2)
Burkina Faso
Endeavour Mining plc (33,969) (760,097) 18,844 2.0
Chile
Antofagasta plc (98,165) (2,098,961) 41,319 4.4
Hong Kong
Prudential plc (128,197) (1,446,407) (20,851) (2.2)
Italy
Coca-Cola HBC AG (30,074) (883,062) (5,984) (0.6)
South Africa
Anglo American plc (53,554) (1,340,280) 8,453 0.9
United Kingdom
abrdn plc (558,869) (1,270,624) 16,615 1.8
Ashtead Group plc (12,876) (894,974) 3,768 0.4
Bellway plc (22,890) (747,664) 6,847 0.7
ConvaTec Group plc (276,156) (859,367) 926 0.1
Diageo plc (42,814) (1,553,942) 3,295 0.3
International Distributions Services plc (209,714) (727,356) 10,158 1.1
ITV plc (1,013,143) (815,352) 9,080 1.0
J Sainsbury plc (254,158) (979,887) (8,971) (0.9)
Kingfisher plc (544,163) (1,686,026) 25,821 2.7
Ocado Group plc (95,998) (927,335) (5,690) (0.6)
Pennon Group plc (93,060) (892,411) 5,534 0.6
Persimmon plc (84,651) (1,496,306) 3,510 0.4
Rentokil Initial plc (294,164) (1,657,986) 9,069 1.0
Schroders plc (165,548) (905,177) 19,705 2.1
Severn Trent plc (45,235) (1,487,531) 16,787 1.8
Smith & Nephew plc (69,037) (948,366) (5,467) (0.6)
United Utilities Group plc (58,386) (788,694) 2,409 0.3
Wise plc (167,356) (1,861,248) 12,131 1.3

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-1.75% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 11/25/2025 $43,524,864 $(27,923) $(768,620) $(796,543)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 110,529 1,372,151 7,148 (0.9)
Guatemala
Millicom International Cellular SA 5,813 104,154 (798) 0.1
Sweden
Alfa Laval AB 10,976 439,414 (1,757) 0.2
Axfood AB 14,065 380,699 7,251 (0.9)
Billerud Aktiebolag 53,530 545,544 (1,642) 0.2
Boliden AB 11,709 366,486 (2,393) 0.3
Electrolux AB 10,902 117,114 (434) 0.1
Evolution AB 3,444 410,216 599 (0.1)
Getinge AB 29,578 658,628 (320) 0.0
H & M Hennes & Mauritz AB 97,733 1,714,240 (5,139) 0.6
Hexpol AB 56,713 687,117 (2,252) 0.3
Saab AB 21,672 1,306,034 15,089 (1.9)
Sandvik AB 20,750 450,801 1,487 (0.2)
SKF AB 85,982 1,723,128 (18,498) 2.3
SSAB AB 375,780 2,877,170 (14,750) 1.9
Swedbank AB 78,779 1,592,727 15,749 (2.0)
Trelleborg AB 54,360 1,824,543 11,474 (1.4)
Volvo AB 126,278 3,285,754 6,749 (0.8)
Volvo Car AB 136,576 442,942 284 (0.0)
Short Positions
Common Stocks
Sweden
Assa Abloy AB (17,908) (516,094) (305) 0.0
Atlas Copco AB (94,260) (1,624,205) (13,027) 1.6
Beijer Ref AB (44,890) (602,377) 7,369 (0.9)
Embracer Group AB (151,902) (412,086) 13,300 (1.7)
Epiroc AB (34,977) (704,048) (7,009) 0.9
EQT AB (109,061) (3,087,915) (25,658) 3.2
Essity AB (66,096) (1,638,003) (5,598) 0.7
Hexagon AB (150,744) (1,810,632) (13,401) 1.7
Holmen AB (8,425) (355,845) 4,675 (0.6)
Husqvarna AB (59,240) (488,644) 7,781 (1.0)
Lifco AB (12,527) (307,549) 1,091 (0.1)
Nibe Industrier AB (179,129) (1,257,918) 1,626 (0.2)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Securitas AB (156,259) (1,531,962) 1,494 (0.2)
Svenska Cellulosa AB SCA (40,642) (610,543) (674) 0.1
Svenska Handelsbanken AB (175,631) (1,908,659) (1,037) 0.1
Swedish Orphan Biovitrum AB (66,315) (1,755,504) (2,630) 0.3
Tele2 AB (104,288) (896,426) (3,479) 0.4
Telefonaktiebolaget LM Ericsson (179,971) (1,132,590) (4,878) 0.6
Telia Co. AB (1,013,158) (2,585,002) (5,410) 0.7
Collateral pledged to, or (received from), each counterparty at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 20,578,407 $ 20,578,407
CITG
Cash – 2,998,194 2,998,194
CITI
Investment Companies 13,468,599 – 13,468,599
GSCO
Cash – 2,913,582 2,913,582
GSIN
Cash 1,350,681 – 1,350,681
U.S. Treasury Bills 65,131,045 – 65,131,045
JPMC
Investment Companies 26,244,669 – 26,244,669
U.S. Treasury Bills 3,069,986 – 3,069,986
JPMS
Cash – 13,768,382 13,768,382
MLIN
Cash 3,150,069 – 3,150,069
U.S. Treasury Bills 988,607 – 988,607
MSCL
Cash – 14,205,182 14,205,182
MSCS
Cash (3,161,326) – (3,161,326)
U.S. Treasury Bills 19,361,128 – 19,361,128
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 2,646,254 $ 2,646,254
JPPC
Cash – 27,137,529 27,137,529
MSCL
Cash – 32,818,385 32,818,385

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 86.9%
INVESTMENT COMPANIES - 28.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.19% (1)(a)(b) 18,790,736 18,790,736
Limited Purpose Cash Investment
Fund, 5.37% (1)(a) 27,525,980 27,514,970
TOTAL INVESTMENT COMPANIES
(Cost $46,305,541) 46,305,706
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 58.3%
U.S. Treasury Bills
5.40%, 1/4/2024 (c) $ 1,504,000 1,503,563
5.41%, 1/11/2024 (c) 2,569,000 2,565,643
5.41%, 2/8/2024 (c) 1,814,000 1,804,176
5.44%, 2/15/2024 (c) 4,520,000 4,491,046
5.44%, 2/22/2024 (c) 10,604,000 10,525,172
5.50%, 2/29/2024 (c) 7,151,000 7,090,350
5.45%, 3/7/2024 (c) 11,783,000 11,672,238
5.45%, 3/14/2024 (c) 6,649,000 6,580,003
5.49%, 4/4/2024 (c)(d) 5,275,000 5,204,139
5.48%, 4/18/2024 (c)(d) 23,514,000 23,151,120
5.47%, 4/25/2024 (c) 4,376,000 4,304,309
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 58.3% (continued)
5.47%, 5/2/2024 (c)(d) $ 13,051,000 12,824,773
5.40%, 5/9/2024 (c) 565,000 554,678
5.21%, 6/27/2024 (c) 2,117,000 2,064,506
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $94,294,408) 94,335,716
TOTAL SHORT-TERM INVESTMENTS
(Cost $140,599,949) 140,641,422
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 86.9%
(Cost $140,599,949) 140,641,422
OTHER ASSETS IN EXCESS OF
LIABILITIES - 13.1% ‡ 21,170,368
NET ASSETS - 100.0% 161,811,790
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 46,305,706 28.6%
U.S. Treasury Obligations 94,335,716 58.3
Total Investments In Securities
At Value 140,641,422 86.9
Other Assets in Excess of
Liabilities ‡ 21,170,368 13.1
Net Assets
$ 161,811,790 100.0%
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Represents 7-day effective yield as of December 31, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Credit default swap contracts outstanding - sell protection as of December 31, 2023 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 40.V1 5.00 % Quarterly 12/20/2028 3.10 % EUR 1,732,000 $ 67,169 $ 87,863 $ 155,032
iTraxx Europe Main Index
Series 40.V1 1.00 Quarterly 12/20/2028 0.58 EUR 4,720,000 54,092 48,556 102,648
Markit CDX North America
High Yield Index Series
41.V2 5.00 Quarterly 12/20/2028 3.56 USD 2,100,000 53,566 70,460 124,026
Markit CDX North America
Investment Grade Index
Series 41.V1 1.00 Quarterly 12/20/2028 0.57 USD 8,601,000 122,374 46,720 169,094
297,201 253,599 550,800
Markit CDX North America
Emerging Markets Index
Series 40.V1 1.00 % Quarterly 12/20/2028 1.67 % USD 2,795,000 $ (126,657) $ 46,557 $ (80,100)
(126,657) 46,557 (80,100)
$ 170,544 $ 300,156 $ 470,700

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
Forward effective interest rate swap contracts outstanding as of December 31, 2023:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 4.00% Semi 3/19/2029 CAD 900,000 $ 10,263 $ 20,212 $ 30,475
Pay 1D CORRA Semi 3.50% Semi 3/20/2034 CAD 500,000 (9,400) 24,647 15,247
Pay 1D SARON Annual 1.50% Annual 3/20/2026 CHF 59,600,000 67,724 553,110 620,834
Pay 1D SARON Annual 1.50% Annual 6/19/2026 CHF 5,700,000 29,800 39,752 69,552
Pay 1D SARON Annual 1.00% Annual 6/19/2026 CHF 4,600,000 (3,798) 5,740 1,942
Pay 1D SARON Annual 2.00% Annual 3/20/2034 CHF 900,000 28,024 58,329 86,353
Pay 1D SARON Annual 1.50% Annual 3/20/2034 CHF 3,700,000 (28,655) 174,369 145,714
Pay 1D SOFR Annual 4.25% Annual 3/20/2029 USD 2,000,000 35,492 38,034 73,526
Pay 1D SOFR Annual 3.75% Annual 6/19/2029 USD 15,500,000 (117,228) 402,720 285,492
Pay 1D SOFR Annual 4.25% Annual 3/20/2034 USD 700,000 30,770 16,978 47,748
Pay 1D SOFR Annual 4.00% Annual 3/20/2054 USD 300,000 3,873 35,556 39,429
Pay 1D SOFR Annual 3.50% Annual 6/19/2054 USD 800,000 (23,579) 58,503 34,924
Pay 1D SONIA Annual 4.25% Annual 6/19/2026 GBP 1,500,000 21,528 4,761 26,289
Pay 1D SONIA Annual 5.00% Annual 6/19/2026 GBP 13,600,000 237,773 241,045 478,818
Pay 1D SONIA Annual 3.75% Annual 6/19/2034 GBP 300,000 15,547 1,917 17,464
Pay 1D SONIA Annual 4.25% Annual 6/19/2034 GBP 2,600,000 104,729 183,277 288,006
Pay 1D SONIA Annual 4.00% Annual 3/20/2054 GBP 400,000 5,434 57,342 62,776
Pay 1D SONIA Annual 4.00% Annual 6/19/2054 GBP 900,000 21,406 124,113 145,519
Pay 1D SORA Semi 3.00% Semi 3/18/2026 SGD 1,200,000 380 5,611 5,991
Pay 1D SORA Semi 3.50% Semi 3/18/2026 SGD 1,700,000 6,126 14,367 20,493
Pay 1D SORA Semi 3.00% Semi 6/17/2026 SGD 500,000 959 2,457 3,416
Pay 1D SORA Semi 3.00% Semi 3/21/2029 SGD 700,000 2,358 9,987 12,345
Pay 1D SORA Semi 3.50% Semi 3/21/2029 SGD 500,000 6,014 11,572 17,586
Pay 1D SORA Semi 2.50% Semi 6/20/2029 SGD 500,000 (2,123) 2,905 782
Pay 1D SORA Semi 3.00% Semi 6/20/2029 SGD 100,000 655 1,245 1,900
Pay 1D TONAR Annual 0.50% Annual 6/19/2026 JPY 4,465,800,000 79,009 52,338 131,347
Pay 1D TONAR Annual 0.50% Annual 3/21/2029 JPY 6,600,000,000 (479,474) 492,741 13,267
Pay 1D TONAR Annual 1.00% Annual 6/19/2034 JPY 300,500,000 14,885 1,202 16,087
Pay 1D TONAR Annual 1.50% Annual 3/22/2044 JPY 610,000,000 (62,335) 163,055 100,720
Pay 1D TONAR Annual 1.50% Annual 6/20/2044 JPY 160,000,000 623 20,676 21,299
Pay 3M BBR Qtrly 5.00% Semi 3/11/2026 NZD 8,000,000 5,459 45,420 50,879
Pay 3M BBR Qtrly 5.00% Semi 6/10/2026 NZD 6,200,000 1,732 54,357 56,089
Pay 3M BBR Qtrly 4.50% Semi 6/10/2026 NZD 5,600,000 (15,593) 33,586 17,993
Pay 3M BBR Qtrly 4.00% Semi 6/13/2029 NZD 300,000 199 443 642
Pay 3M BBR Qtrly 5.00% Semi 3/15/2034 NZD 1,100,000 31,046 19,076 50,122
Pay 3M BBR Qtrly 4.50% Semi 6/14/2034 NZD 1,900,000 (13,816) 54,790 40,974
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 6/20/2029 KRW 300,000,000 4,143 2,227 6,370
Pay 3M HIBOR Qtrly 4.50% Qtrly 3/18/2026 HKD 3,600,000 421 7,739 8,160
Pay 3M HIBOR Qtrly 4.00% Qtrly 6/17/2026 HKD 9,300,000 3,606 10,022 13,628
Pay 3M HIBOR Qtrly 4.50% Qtrly 3/21/2029 HKD 1,400,000 3,443 6,308 9,751
Pay 3M HIBOR Qtrly 4.00% Qtrly 3/21/2029 HKD 400,000 (18) 1,670 1,652
Pay 3M HIBOR Qtrly 4.00% Qtrly 6/20/2029 HKD 5,100,000 11,543 10,714 22,257
Pay 3M JIBAR Qtrly 8.50% Qtrly 3/22/2029 ZAR 5,000,000 808 3,704 4,512
Pay 3M JIBAR Qtrly 8.50% Qtrly 6/20/2029 ZAR 7,000,000 4,800 495 5,295
Pay 3M STIBOR Qtrly 2.50% Annual 6/17/2026 SEK 52,000,000 7,902 (555) 7,347
Pay 3M STIBOR Qtrly 3.50% Annual 3/21/2029 SEK 5,000,000 (1,209) 28,968 27,759
Pay 3M STIBOR Qtrly 3.00% Annual 6/20/2029 SEK 3,000,000 4,746 6,233 10,979
Pay 3M STIBOR Qtrly 2.50% Annual 6/20/2029 SEK 2,000,000 3,041 (292) 2,749
Pay 3M STIBOR Qtrly 3.00% Annual 3/15/2034 SEK 4,400,000 (8,457) 34,564 26,107
Pay 3M STIBOR Qtrly 3.50% Annual 3/15/2034 SEK 4,000,000 42,582 (1,431) 41,151
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2034 SEK 4,000,000 9,640 (1,937) 7,703
Pay 3M TELBOR Qtrly 3.50% Annual 6/17/2026 ILS 1,300,000 1,961 14 1,975
Pay 3M TELBOR Qtrly 3.50% Annual 6/20/2029 ILS 1,000,000 1,504 1,176 2,680
Pay 6M BBR Semi 4.50% Semi 3/08/2029 AUD 12,200,000 (11,193) 229,210 218,017

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M BBR Semi 4.50% Semi 6/07/2029 AUD 11,400,000 $ 39,822 $ 167,037 $ 206,859
Pay 6M BBR Semi 4.00% Semi 6/07/2029 AUD 100,000 292 9 301
Pay 6M BBR Semi 4.50% Semi 6/08/2034 AUD 1,100,000 (17,899) 37,022 19,123
Pay 6M BBR Semi 5.00% Semi 3/10/2044 AUD 1,900,000 19,499 103,009 122,508
Pay 6M BBR Semi 4.50% Semi 3/10/2044 AUD 600,000 (27,022) 37,824 10,802
Pay 6M BBR Semi 5.00% Semi 6/09/2044 AUD 800,000 318 51,094 51,412
Pay 6M BUBOR Semi 8.00% Annual 3/18/2026 HUF 90,000,000 3,173 6,304 9,477
Pay 6M BUBOR Semi 7.50% Annual 3/18/2026 HUF 470,000,000 7,016 30,224 37,240
Pay 6M BUBOR Semi 7.00% Annual 3/18/2026 HUF 60,000,000 578 2,613 3,191
Pay 6M BUBOR Semi 6.50% Annual 6/17/2026 HUF 90,000,000 1,027 4,304 5,331
Pay 6M BUBOR Semi 6.50% Annual 3/21/2029 HUF 50,000,000 886 5,481 6,367
Pay 6M BUBOR Semi 7.00% Annual 3/21/2029 HUF 130,000,000 6,467 18,078 24,545
Pay 6M BUBOR Semi 6.00% Annual 6/20/2029 HUF 40,000,000 1,705 2,081 3,786
Pay 6M BUBOR Semi 6.50% Annual 6/20/2029 HUF 20,000,000 878 2,231 3,109
Pay 6M EURIBOR Semi 3.25% Annual 3/20/2026 EUR 25,400,000 (15,509) 382,547 367,038
Pay 6M EURIBOR Semi 3.25% Annual 6/19/2026 EUR 49,800,000 743,176 210,392 953,568
Pay 6M EURIBOR Semi 3.00% Annual 3/20/2034 EUR 3,900,000 (81,358) 286,660 205,302
Pay 6M EURIBOR Semi 3.00% Annual 6/19/2034 EUR 4,800,000 248,003 17,407 265,410
Pay 6M NIBOR Semi 3.50% Annual 6/20/2029 NOK 62,000,000 (20,946) 87,245 66,299
Pay 6M NIBOR Semi 4.00% Annual 3/15/2034 NOK 13,700,000 56,069 24,265 80,334
Pay 6M PRIBOR Semi 4.50% Annual 3/18/2026 CZK 5,000,000 415 2,196 2,611
Pay 6M PRIBOR Semi 4.00% Annual 6/17/2026 CZK 51,000,000 8,945 15,595 24,540
Pay 6M PRIBOR Semi 3.50% Annual 6/17/2026 CZK 3,000,000 (114) 293 179
Pay 6M PRIBOR Semi 4.00% Annual 3/21/2029 CZK 16,000,000 2,256 17,752 20,008
Pay 6M PRIBOR Semi 3.50% Annual 6/20/2029 CZK 9,000,000 84 5,052 5,136
Pay 6M PRIBOR Semi 4.00% Annual 6/20/2029 CZK 3,000,000 1,788 2,984 4,772
Pay 6M WIBOR Semi 4.50% Annual 6/17/2026 PLN 5,000,000 5,399 (4,851) 548
Pay 6M WIBOR Semi 4.50% Annual 6/20/2029 PLN 2,200,000 8,599 (2,115) 6,484
Receive 1D SOFR Annual 3.50% Annual 3/20/2026 USD 15,800,000 224,702 (130,124) 94,578
Receive 1D SOFR Annual 3.25% Annual 3/20/2034 USD 900,000 16,422 (2,844) 13,578
Receive 1M TIIE Monthly 9.00% Monthly 3/18/2026 MXN 9,400,000 1,284 1,946 3,230
1,321,025 4,746,773 6,067,798
Pay 1D SARON Annual 1.00% Annual 6/19/2029 CHF 200,000 (2,383) 2,239 (144)
Pay 1D SOFR Annual 3.25% Annual 3/20/2029 USD 6,400,000 (298,661) 245,452 (53,209)
Pay 1D SOFR Annual 3.00% Annual 3/20/2054 USD 300,000 (52,706) 36,491 (16,215)
Pay 1D SORA Semi 2.50% Semi 6/17/2026 SGD 900,000 (2,390) 1,962 (428)
Pay 1D TONAR Annual 0.50% Annual 6/19/2029 JPY 150,000,000 (2,160) 64 (2,096)
Pay 3M JIBAR Qtrly 7.50% Qtrly 6/17/2026 ZAR 27,000,000 (1,049) (1,293) (2,342)
Pay 3M TELBOR Qtrly 3.00% Annual 6/17/2026 ILS 1,100,000 (858) (333) (1,191)
Pay 6M NIBOR Semi 3.50% Annual 6/17/2026 NOK 18,000,000 (2,517) 1,249 (1,268)
Pay 6M WIBOR Semi 4.00% Annual 6/20/2029 PLN 600,000 66 (1,511) (1,445)
Receive 1D CORRA Semi 4.50% Semi 3/18/2026 CAD 14,800,000 (5,296) (183,715) (189,011)
Receive 1D CORRA Semi 3.50% Semi 6/17/2026 CAD 500,000 388 (1,507) (1,119)
Receive 1D CORRA Semi 4.00% Semi 6/17/2026 CAD 600,000 (1,801) (3,774) (5,575)
Receive 1D SARON Annual 1.50% Annual 3/20/2029 CHF 15,300,000 (116,928) (300,820) (417,748)
Receive 1D SARON Annual 1.50% Annual 6/19/2034 CHF 100,000 (717) (3,270) (3,987)
Receive 1D SOFR Annual 4.00% Annual 3/20/2026 USD 11,800,000 83,018 (124,198) (41,180)
Receive 1D SOFR Annual 4.00% Annual 6/19/2026 USD 33,200,000 110,416 (384,327) (273,911)
Receive 1D SOFR Annual 3.75% Annual 6/19/2034 USD 5,400,000 56,891 (219,841) (162,950)
Receive 1D SONIA Annual 4.75% Annual 3/20/2029 GBP 400,000 (16,066) (17,710) (33,776)
Receive 1D SONIA Annual 4.50% Annual 6/19/2029 GBP 14,300,000 (447,615) (643,495) (1,091,110)
Receive 1D SONIA Annual 3.75% Annual 6/19/2029 GBP 700,000 (17,567) (6,317) (23,884)
Receive 1D SONIA Annual 4.25% Annual 3/20/2034 GBP 600,000 (20,730) (43,261) (63,991)
Receive 1D TONAR Annual 0.50% Annual 3/23/2026 JPY 12,240,000,000 (281,307) (170,639) (451,946)
Receive 1D TONAR Annual 1.00% Annual 3/21/2034 JPY 1,910,000,000 (58,912) (92,237) (151,149)
Receive 1M TIIE Monthly 10.00% Monthly 3/18/2026 MXN 14,000,000 (52) (9,753) (9,805)
Receive 1M TIIE Monthly 9.00% Monthly 6/17/2026 MXN 32,000,000 15 (3,714) (3,699)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1M TIIE Monthly 9.50% Monthly 3/14/2029 MXN 3,000,000 $ (1,413) $ (6,414) $ (7,827)
Receive 1M TIIE Monthly 8.50% Monthly 3/14/2029 MXN 4,000,000 2,266 (3,373) (1,107)
Receive 1M TIIE Monthly 8.50% Monthly 6/13/2029 MXN 12,100,000 (2,599) (5,881) (8,480)
Receive 3M BBR Qtrly 5.50% Semi 3/11/2026 NZD 700,000 (2,856) (5,717) (8,573)
Receive 3M BBR Qtrly 4.50% Qtrly 3/12/2026 AUD 34,300,000 (45,325) (266,644) (311,969)
Receive 3M BBR Qtrly 4.00% Qtrly 6/11/2026 AUD 17,700,000 42,336 (108,203) (65,867)
Receive 3M BBR Qtrly 4.50% Qtrly 6/11/2026 AUD 17,300,000 (23,603) (151,365) (174,968)
Receive 3M BBR Qtrly 5.00% Semi 3/14/2029 NZD 3,100,000 (23,125) (63,078) (86,203)
Receive 3M BBR Qtrly 4.50% Semi 6/13/2029 NZD 5,100,000 29,002 (110,802) (81,800)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/17/2026 KRW 300,000,000 65 (2,219) (2,154)
Receive 3M STIBOR Qtrly 3.50% Annual 3/18/2026 SEK 24,400,000 7,803 (45,793) (37,990)
Receive 3M STIBOR Qtrly 4.00% Annual 3/18/2026 SEK 26,000,000 (11,742) (53,230) (64,972)
Receive 3M STIBOR Qtrly 3.00% Annual 6/17/2026 SEK 5,000,000 (777) (4,608) (5,385)
Receive 3M STIBOR Qtrly 3.00% Annual 6/21/2034 SEK 1,000,000 (2,474) (3,790) (6,264)
Receive 6M BBR Semi 4.50% Semi 3/09/2034 AUD 1,400,000 23,349 (48,189) (24,840)
Receive 6M BBR Semi 5.00% Semi 3/09/2034 AUD 1,300,000 (39,771) (19,672) (59,443)
Receive 6M BBR Semi 5.00% Semi 6/08/2034 AUD 1,400,000 (19,427) (43,629) (63,056)
Receive 6M EURIBOR Semi 3.00% Annual 3/20/2029 EUR 15,900,000 390 (530,496) (530,106)
Receive 6M EURIBOR Semi 3.00% Annual 6/19/2029 EUR 13,700,000 (472,918) (33,946) (506,864)
Receive 6M EURIBOR Semi 2.75% Annual 6/19/2054 EUR 600,000 (51,035) (13,389) (64,424)
Receive 6M NIBOR Semi 4.50% Annual 3/18/2026 NOK 61,000,000 (9,760) (71,734) (81,494)
Receive 6M NIBOR Semi 4.00% Annual 6/17/2026 NOK 48,800,000 (9,625) (31,609) (41,234)
Receive 6M NIBOR Semi 4.50% Annual 3/21/2029 NOK 2,000,000 (7,452) (2,704) (10,156)
Receive 6M NIBOR Semi 3.50% Annual 6/21/2034 NOK 16,500,000 4,511 (39,398) (34,887)
(1,693,101) (3,590,141) (5,283,242)
$ (372,076) $ 1,156,632 $ 784,556
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2023 were as follows:
1 Day Canadian Overnight Repo Rate Average (”CORRA”): 5.06%
1 Day Secured Overnight Financing Rate (''SOFR''): 5.38%
1 Day Singapore Overnight Rate Average (“SORA”): 3.62%
1 Day Sterling Overnight Index Average (''SONIA''): 5.19%
1 Day Swiss Average Rate Overnight (“SARON”): 1.70%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.04%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 11.50%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 4.36%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 5.15%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 8.40%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.83%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 4.05%
3 Month Tel Aviv Interbank Offer Rate (''TELBOR''): 4.60%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 4.45%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 9.59%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 3.86%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 4.84%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 6.43%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 5.72%

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
Total return swap contracts outstanding as of December 31, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/30/2024 HKD 7,534,800 $ 27,012
HSCEI January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/30/2024 HKD 14,490,000 53,952
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/14/2024 BRL 55,673,900 544,499
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 03/14/2024 KRW 453,375,000 25,567
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/14/2024 KRW 7,254,000,000 402,502
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/17/2024 TWD 3,574,000 2,082
Total unrealized appreciation 1,055,614
Amsterdam
Exchange Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 01/19/2024 EUR 9,310,436 (54,375)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/15/2024 CHF 2,659,440 (23,757)
Total unrealized depreciation (78,132)
Net unrealized appreciation $ 977,482
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 83 1/2024 EUR $ 6,922,484 $ (42,901)
HSCEI 22 1/2024 HKD 816,495 21,980
IBEX 35 Index 54 1/2024 EUR 6,012,717 (41,593)
IFSC NIFTY 50 Index 68 1/2024 USD 2,971,396 32,378
LME Aluminum Base Metal 3 1/2024 USD 176,884 8,057
LME Aluminum Base Metal 3 1/2024 USD 176,794 10,594
LME Aluminum Base Metal 4 1/2024 USD 235,200 17,294
LME Aluminum Base Metal 5 1/2024 USD 293,938 22,798
LME Aluminum Base Metal 6 1/2024 USD 352,763 23,945
LME Aluminum Base Metal 6 1/2024 USD 352,854 17,442
LME Aluminum Base Metal 10 1/2024 USD 586,660 20,064
LME Aluminum Base Metal 11 1/2024 USD 645,642 31,057

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 16 1/2024 USD $ 941,000 $ 55,761
LME Copper Base Metal 2 1/2024 USD 424,855 28,953
LME Copper Base Metal 3 1/2024 USD 637,607 36,642
LME Copper Base Metal 4 1/2024 USD 846,392 43,949
LME Copper Base Metal 4 1/2024 USD 848,850 56,058
LME Copper Base Metal 4 1/2024 USD 849,996 47,359
LME Copper Base Metal 4 1/2024 USD 846,567 49,550
LME Copper Base Metal 4 1/2024 USD 848,675 50,312
LME Copper Base Metal 7 1/2024 USD 1,483,956 75,388
LME Copper Base Metal 9 1/2024 USD 1,910,588 119,458
LME Copper Base Metal 10 1/2024 USD 2,122,500 116,233
LME Copper Base Metal 13 1/2024 USD 2,751,908 180,100
LME Lead Base Metal 1 1/2024 USD 51,241 (1,096)
LME Lead Base Metal 1 1/2024 USD 50,881 (1,802)
LME Lead Base Metal 1 1/2024 USD 51,106 (824)
LME Lead Base Metal 1 1/2024 USD 51,140 (862)
LME Lead Base Metal 1 1/2024 USD 50,979 (1,855)
LME Lead Base Metal 2 1/2024 USD 102,024 (744)
LME Lead Base Metal 2 1/2024 USD 102,515 (2,947)
LME Lead Base Metal 2 1/2024 USD 101,990 (3,215)
LME Nickel Base Metal 1 1/2024 USD 98,705 (12,538)
LME Nickel Base Metal 1 1/2024 USD 98,250 (14,613)
LME Nickel Base Metal 1 1/2024 USD 98,825 (12,298)
LME Nickel Base Metal 1 1/2024 USD 98,584 (13,807)
LME Nickel Base Metal 2 1/2024 USD 196,809 (28,725)
LME Nickel Base Metal 3 1/2024 USD 295,877 (39,665)
LME Nickel Base Metal 3 1/2024 USD 296,161 (28,658)
LME Nickel Base Metal 4 1/2024 USD 394,944 (43,788)
LME Nickel Base Metal 4 1/2024 USD 393,926 (55,246)
LME Nickel Base Metal 6 1/2024 USD 589,654 (87,441)
LME Zinc Base Metal 1 1/2024 USD 66,000 2,630
LME Zinc Base Metal 1 1/2024 USD 66,060 4,445
LME Zinc Base Metal 2 1/2024 USD 131,975 6,144
LME Zinc Base Metal 3 1/2024 USD 197,925 11,316
LME Zinc Base Metal 7 1/2024 USD 463,524 29,241
LME Zinc Base Metal 11 1/2024 USD 727,581 51,323
LME Zinc Base Metal 12 1/2024 USD 793,575 67,452
LME Zinc Base Metal 12 1/2024 USD 792,000 51,781
LME Zinc Base Metal 13 1/2024 USD 856,944 36,895
LME Zinc Base Metal 13 1/2024 USD 860,031 61,795
LME Zinc Base Metal 14 1/2024 USD 925,726 81,484
OMXS30 Index 37 1/2024 SEK 880,883 10,116
SGX FTSE China A50 Index 636 1/2024 USD 7,310,820 179,539
SGX FTSE Taiwan Index 157 1/2024 USD 9,737,140 142,409
100 oz Gold 47 2/2024 USD 9,737,460 242,117
Coal 2 2/2024 USD 64,000 727
LME Aluminum Base Metal 1 2/2024 USD 59,078 2,539
LME Aluminum Base Metal 1 2/2024 USD 59,000 3,222
LME Aluminum Base Metal 4 2/2024 USD 236,800 13,638
LME Aluminum Base Metal 6 2/2024 USD 355,895 25,503
LME Aluminum Base Metal 8 2/2024 USD 472,876 26,852
LME Aluminum Base Metal 9 2/2024 USD 532,548 34,371
LME Aluminum Base Metal 9 2/2024 USD 531,844 20,403
LME Aluminum Base Metal 11 2/2024 USD 649,688 22,655
LME Aluminum Base Metal 12 2/2024 USD 710,250 43,539
LME Aluminum Base Metal 18 2/2024 USD 1,066,005 62,676

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 21 2/2024 USD $ 1,238,675 $ 60,025
LME Aluminum Base Metal 22 2/2024 USD 1,304,551 94,485
LME Aluminum Base Metal 26 2/2024 USD 1,541,254 97,526
LME Aluminum Base Metal 40 2/2024 USD 2,368,500 156,987
LME Copper Base Metal 1 2/2024 USD 213,100 8,063
LME Copper Base Metal 1 2/2024 USD 213,006 10,879
LME Copper Base Metal 2 2/2024 USD 426,425 4,142
LME Copper Base Metal 2 2/2024 USD 425,975 16,830
LME Copper Base Metal 2 2/2024 USD 425,925 13,651
LME Copper Base Metal 2 2/2024 USD 426,734 7,442
LME Copper Base Metal 2 2/2024 USD 426,300 13,491
LME Copper Base Metal 2 2/2024 USD 426,836 5,020
LME Copper Base Metal 4 2/2024 USD 851,040 38,547
LME Copper Base Metal 7 2/2024 USD 1,493,746 29,427
LME Copper Base Metal 10 2/2024 USD 2,132,383 35,224
LME Copper Base Metal 23 2/2024 USD 4,903,600 145,408
LME Lead Base Metal 1 2/2024 USD 51,395 (2,996)
LME Lead Base Metal 1 2/2024 USD 51,363 (2,556)
LME Lead Base Metal 1 2/2024 USD 51,539 (4,739)
LME Lead Base Metal 1 2/2024 USD 51,350 (828)
LME Lead Base Metal 2 2/2024 USD 102,962 (5,970)
LME Lead Base Metal 2 2/2024 USD 103,340 (3,991)
LME Lead Base Metal 2 2/2024 USD 103,125 (9,980)
LME Lead Base Metal 2 2/2024 USD 103,116 (10,540)
LME Lead Base Metal 3 2/2024 USD 154,669 (13,864)
LME Lead Base Metal 3 2/2024 USD 154,945 (8,638)
LME Lead Base Metal 4 2/2024 USD 205,660 (13,698)
LME Lead Base Metal 7 2/2024 USD 359,993 (22,292)
LME Nickel Base Metal 1 2/2024 USD 98,950 (10,383)
LME Nickel Base Metal 2 2/2024 USD 198,120 (11,286)
LME Nickel Base Metal 3 2/2024 USD 297,402 (3,171)
LME Nickel Base Metal 3 2/2024 USD 297,234 (10,545)
LME Nickel Base Metal 3 2/2024 USD 297,207 (16,902)
LME Nickel Base Metal 4 2/2024 USD 396,828 4,296
LME Nickel Base Metal 5 2/2024 USD 496,125 (1,890)
LME Nickel Base Metal 5 2/2024 USD 494,926 (46,341)
LME Nickel Base Metal 5 2/2024 USD 495,255 (17,760)
LME Nickel Base Metal 6 2/2024 USD 594,018 (50,601)
LME Nickel Base Metal 6 2/2024 USD 593,805 (49,463)
LME Tin Base Metal 1 2/2024 USD 126,794 7,931
LME Tin Base Metal 1 2/2024 USD 126,400 6,897
LME Zinc Base Metal 1 2/2024 USD 66,456 1,989
LME Zinc Base Metal 2 2/2024 USD 132,682 5,266
LME Zinc Base Metal 4 2/2024 USD 265,825 10,573
LME Zinc Base Metal 6 2/2024 USD 398,811 26,796
LME Zinc Base Metal 7 2/2024 USD 464,494 6,848
LME Zinc Base Metal 7 2/2024 USD 465,225 1,590
LME Zinc Base Metal 8 2/2024 USD 531,748 20,624
LME Zinc Base Metal 8 2/2024 USD 531,748 27,524
LME Zinc Base Metal 8 2/2024 USD 531,010 13,548
LME Zinc Base Metal 13 2/2024 USD 864,214 51,675
LME Zinc Base Metal 14 2/2024 USD 930,762 34,370
LME Zinc Base Metal 14 2/2024 USD 930,825 45,283
LME Zinc Base Metal 17 2/2024 USD 1,129,909 44,058
LME Zinc Base Metal 19 2/2024 USD 1,258,722 112,015
Low Sulphur Gasoil 8 2/2024 USD 593,800 2,762

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
SGX Iron Ore 58 2/2024 USD $ 804,692 $ 20,189
Sugar No. 11 7 2/2024 USD 161,347 (55,527)
Australia 10 Year Bond 16 3/2024 AUD 1,272,520 7,454
Cocoa 21 3/2024 GBP 938,474 2,231
Cocoa 41 3/2024 USD 1,720,360 70,773
Copper 1 3/2024 USD 97,263 117
DJIA CBOT E-Mini Index 35 3/2024 USD 6,652,100 176,968
Euro STOXX 50 Index 93 3/2024 EUR 4,664,178 (35,522)
EURO STOXX 50 Volatility Index 16 3/2024 EUR 29,144 338
Euro-Bobl 40 3/2024 EUR 5,266,725 40,798
Euro-BTP 24 3/2024 EUR 3,159,240 68,880
Euro-Bund 30 3/2024 EUR 4,542,865 37,260
Euro-Buxl 10 3/2024 EUR 1,557,673 66,561
Euro-OAT 25 3/2024 EUR 3,627,028 (4,111)
Euro-Schatz 12 3/2024 EUR 1,411,378 2,677
FTSE 100 Index 10 3/2024 GBP 988,682 (920)
FTSE/JSE Top 40 Index 23 3/2024 ZAR 897,619 23,678
FTSE/MIB Index 43 3/2024 EUR 7,244,136 (32,038)
Japan 10 Year Bond 6 3/2024 JPY 6,234,468 794
KOSPI 200 Index 51 3/2024 KRW 3,590,671 232,590
LME Aluminum Base Metal 2 3/2024 USD 119,086 4,226
LME Aluminum Base Metal 2 3/2024 USD 119,033 12,177
LME Aluminum Base Metal 2 3/2024 USD 118,668 9,037
LME Aluminum Base Metal 4 3/2024 USD 238,400 1,603
LME Aluminum Base Metal 8 3/2024 USD 476,282 50,360
LME Aluminum Base Metal 8 3/2024 USD 475,532 44,708
LME Aluminum Base Metal 12 3/2024 USD 713,082 65,923
LME Aluminum Base Metal 16 3/2024 USD 952,564 75,960
LME Aluminum Base Metal 17 3/2024 USD 1,009,894 90,638
LME Aluminum Base Metal 33 3/2024 USD 1,964,680 114,590
LME Aluminum Base Metal 37 3/2024 USD 2,197,338 174,227
LME Aluminum Base Metal 81 3/2024 USD 4,821,525 324,065
LME Copper Base Metal 1 3/2024 USD 213,888 8
LME Copper Base Metal 2 3/2024 USD 427,629 268
LME Copper Base Metal 2 3/2024 USD 427,696 (2,059)
LME Copper Base Metal 2 3/2024 USD 427,521 9,276
LME Copper Base Metal 3 3/2024 USD 640,331 (123)
LME Copper Base Metal 4 3/2024 USD 855,121 16,010
LME Copper Base Metal 5 3/2024 USD 1,068,313 20,489
LME Copper Base Metal 6 3/2024 USD 1,282,976 (840)
LME Copper Base Metal 7 3/2024 USD 1,496,775 2,607
LME Copper Base Metal 8 3/2024 USD 1,708,600 10,302
LME Copper Base Metal 8 3/2024 USD 1,708,950 35,614
LME Copper Base Metal 11 3/2024 USD 2,350,505 64,357
LME Copper Base Metal 22 3/2024 USD 4,707,450 (42,362)
LME Copper Base Metal 42 3/2024 USD 8,983,275 135,283
LME Lead Base Metal 1 3/2024 USD 51,791 (24)
LME Lead Base Metal 1 3/2024 USD 51,763 (65)
LME Lead Base Metal 1 3/2024 USD 51,713 (147)
LME Lead Base Metal 1 3/2024 USD 51,816 (299)
LME Lead Base Metal 2 3/2024 USD 103,635 (870)
LME Lead Base Metal 3 3/2024 USD 155,441 2,808
LME Lead Base Metal 3 3/2024 USD 155,457 3,274
LME Lead Base Metal 3 3/2024 USD 155,423 3,645
LME Lead Base Metal 3 3/2024 USD 155,457 2,149
LME Lead Base Metal 3 3/2024 USD 155,398 3,290

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 4 3/2024 USD $ 207,276 $ 765
LME Lead Base Metal 4 3/2024 USD 207,276 (535)
LME Lead Base Metal 12 3/2024 USD 621,750 (13,070)
LME Nickel Base Metal 1 3/2024 USD 99,448 1,040
LME Nickel Base Metal 1 3/2024 USD 99,343 666
LME Nickel Base Metal 3 3/2024 USD 298,674 45
LME Nickel Base Metal 3 3/2024 USD 298,530 (5,049)
LME Nickel Base Metal 3 3/2024 USD 298,081 (5,747)
LME Nickel Base Metal 4 3/2024 USD 396,968 (6,004)
LME Nickel Base Metal 5 3/2024 USD 497,790 (2,856)
LME Tin Base Metal 1 3/2024 USD 127,025 (878)
LME Tin Base Metal 1 3/2024 USD 127,075 (878)
LME Zinc Base Metal 1 3/2024 USD 66,549 3,921
LME Zinc Base Metal 1 3/2024 USD 66,549 5,471
LME Zinc Base Metal 3 3/2024 USD 199,518 18,009
LME Zinc Base Metal 3 3/2024 USD 199,668 10,273
LME Zinc Base Metal 4 3/2024 USD 265,994 18,382
LME Zinc Base Metal 5 3/2024 USD 332,380 21,615
LME Zinc Base Metal 5 3/2024 USD 332,568 26,303
LME Zinc Base Metal 5 3/2024 USD 332,469 7,432
LME Zinc Base Metal 7 3/2024 USD 465,631 17,923
LME Zinc Base Metal 7 3/2024 USD 465,813 47,418
LME Zinc Base Metal 10 3/2024 USD 665,488 58,458
LME Zinc Base Metal 10 3/2024 USD 665,938 23,811
LME Zinc Base Metal 16 3/2024 USD 1,063,200 3,696
LME Zinc Base Metal 21 3/2024 USD 1,397,067 128,135
LME Zinc Base Metal 77 3/2024 USD 5,127,238 261,450
Lumber 2 3/2024 USD 31,488 (214)
MSCI EAFE E-Mini Index 54 3/2024 USD 6,081,480 202,786
MSCI Emerging Markets E-Mini Index 221 3/2024 USD 11,422,385 474,537
NASDAQ 100 E-Mini Index 20 3/2024 USD 6,809,400 285,707
Nikkei 225 Index 30 3/2024 JPY 7,117,021 103,708
Robusta Coffee 18 3/2024 USD 511,380 36,589
Rough Rice 5 3/2024 USD 175,200 2,344
Russell 2000 E-Mini Index 34 3/2024 USD 3,481,090 193,701
S&P 500 E-Mini Index 29 3/2024 USD 6,989,000 189,719
S&P Midcap 400 E-Mini Index 18 3/2024 USD 5,057,100 187,068
S&P/TSX 60 Index 24 3/2024 CAD 4,602,030 63,083
Silver 8 3/2024 USD 963,440 (20,248)
Soybean 55 3/2024 USD 3,569,500 (46,462)
SPI 200 Index 26 3/2024 AUD 3,359,719 43,327
TOPIX Index 30 3/2024 JPY 5,034,043 33,122
Wheat 65 3/2024 USD 2,041,000 (1,139)
Crude Oil 1 5/2024 JPY 23,560 (221)
3 Month Euro Euribor 10 6/2024 EUR 2,674,319 707
90-Day Australian Bank Bill 44 6/2024 AUD 29,684,436 2,909
90-Day New Zealand Bill 25 6/2024 NZD 15,603,681 11,772
3 Month Euro Euribor 48 9/2024 EUR 12,898,993 28,195
3 Month SARON 35 9/2024 CHF 10,267,894 16,402
3 Month SONIA 10 9/2024 GBP 3,042,749 (444)
90-Day Australian Bank Bill 32 9/2024 AUD 21,597,116 3,212
90-Day New Zealand Bill 5 9/2024 NZD 3,123,778 177
3 Month Euro Euribor 60 12/2024 EUR 16,179,215 44,005
3 Month SARON 25 12/2024 CHF 7,346,100 15,406
90-Day Australian Bank Bill 3 12/2024 AUD 2,025,471 49
90-Day New Zealand Bill 5 12/2024 NZD 3,126,140 187

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
ECX Emission 1 12/2024 EUR $ 88,724 $ –
3 Month Euro Euribor 31 3/2025 EUR 8,378,511 14,278
3 Month SARON 28 3/2025 CHF 8,238,452 8,384
3 Month SONIA 5 3/2025 GBP 1,535,714 345
3 Month Euro Euribor 41 6/2025 EUR 11,097,099 42,618
3 Month SARON 19 6/2025 CHF 5,595,179 (3,856)
3 Month SONIA 1 6/2025 GBP 307,987 44
3 Month Euro Euribor 44 9/2025 EUR 11,913,939 48,590
3 Month SONIA 1 9/2025 GBP 308,561 (12)
3 Month Euro Euribor 48 12/2025 EUR 12,996,362 44,484
3 Month SONIA 4 12/2025 GBP 1,235,582 (240)
3 Month SONIA 6 3/2026 GBP 1,854,425 1,769
Total of long contracts 7,207,803
Short Contracts
Brent Crude Oil (14) 1/2024 USD (1,078,560) (18,344)
CBOE Volatility Index (16) 1/2024 USD (224,819) 14,313
EURO STOXX 50 Volatility Index (144) 1/2024 EUR (236,069) 11,192
Hang Seng Index (5) 1/2024 HKD (548,505) (13,395)
LME Aluminum Base Metal (3) 1/2024 USD (176,884) (7,906)
LME Aluminum Base Metal (3) 1/2024 USD (176,794) (10,451)
LME Aluminum Base Metal (4) 1/2024 USD (235,200) (17,180)
LME Aluminum Base Metal (5) 1/2024 USD (293,938) (22,607)
LME Aluminum Base Metal (6) 1/2024 USD (352,763) (24,459)
LME Aluminum Base Metal (6) 1/2024 USD (352,854) (16,477)
LME Aluminum Base Metal (10) 1/2024 USD (586,660) (16,740)
LME Aluminum Base Metal (11) 1/2024 USD (645,642) (30,688)
LME Aluminum Base Metal (16) 1/2024 USD (941,000) (58,622)
LME Copper Base Metal (2) 1/2024 USD (424,855) (30,010)
LME Copper Base Metal (3) 1/2024 USD (637,607) (35,852)
LME Copper Base Metal (4) 1/2024 USD (848,850) (56,661)
LME Copper Base Metal (4) 1/2024 USD (846,567) (48,778)
LME Copper Base Metal (4) 1/2024 USD (849,996) (48,107)
LME Copper Base Metal (4) 1/2024 USD (848,675) (49,561)
LME Copper Base Metal (4) 1/2024 USD (846,392) (49,303)
LME Copper Base Metal (7) 1/2024 USD (1,483,956) (76,861)
LME Copper Base Metal (9) 1/2024 USD (1,910,588) (117,577)
LME Copper Base Metal (10) 1/2024 USD (2,122,500) (115,464)
LME Copper Base Metal (13) 1/2024 USD (2,751,908) (182,241)
LME Lead Base Metal (1) 1/2024 USD (50,881) 2,206
LME Lead Base Metal (1) 1/2024 USD (51,140) 981
LME Lead Base Metal (1) 1/2024 USD (51,241) 794
LME Lead Base Metal (1) 1/2024 USD (51,106) 566
LME Lead Base Metal (1) 1/2024 USD (50,979) 1,661
LME Lead Base Metal (2) 1/2024 USD (102,024) 369
LME Lead Base Metal (2) 1/2024 USD (101,990) 3,259
LME Lead Base Metal (2) 1/2024 USD (102,515) 2,680
LME Nickel Base Metal (1) 1/2024 USD (98,584) 13,703
LME Nickel Base Metal (1) 1/2024 USD (98,705) 11,869
LME Nickel Base Metal (1) 1/2024 USD (98,250) 13,887
LME Nickel Base Metal (1) 1/2024 USD (98,825) 11,947
LME Nickel Base Metal (2) 1/2024 USD (196,809) 28,782
LME Nickel Base Metal (3) 1/2024 USD (296,161) 30,736
LME Nickel Base Metal (3) 1/2024 USD (295,877) 39,310
LME Nickel Base Metal (4) 1/2024 USD (393,926) 53,662
LME Nickel Base Metal (4) 1/2024 USD (394,944) 45,626
LME Nickel Base Metal (6) 1/2024 USD (589,654) 84,968

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (1) 1/2024 USD $ (66,000) $ (2,253)
LME Zinc Base Metal (1) 1/2024 USD (66,060) (4,657)
LME Zinc Base Metal (2) 1/2024 USD (131,975) (6,866)
LME Zinc Base Metal (3) 1/2024 USD (197,925) (12,063)
LME Zinc Base Metal (7) 1/2024 USD (463,524) (30,586)
LME Zinc Base Metal (11) 1/2024 USD (727,581) (47,778)
LME Zinc Base Metal (12) 1/2024 USD (792,000) (53,909)
LME Zinc Base Metal (12) 1/2024 USD (793,575) (64,757)
LME Zinc Base Metal (13) 1/2024 USD (856,944) (41,320)
LME Zinc Base Metal (13) 1/2024 USD (860,031) (61,400)
LME Zinc Base Metal (14) 1/2024 USD (925,726) (80,505)
MSCI Singapore Index (58) 1/2024 SGD (1,264,376) (45,531)
Natural Gas (5) 1/2024 EUR (124,280) 28,455
Natural Gas (5) 1/2024 GBP (149,172) 4,760
Natural Gas (398) 1/2024 USD (10,005,720) (877,461)
NY Harbor ULSD (54) 1/2024 USD (5,735,545) 16,184
Rapeseed (32) 1/2024 EUR (773,648) (8,079)
RBOB Gasoline (31) 1/2024 USD (2,742,403) (99,704)
WTI Crude Oil (43) 1/2024 USD (3,080,950) (39,087)
CBOE Volatility Index (7) 2/2024 USD (107,068) 15,624
EURO STOXX 50 Volatility Index (7) 2/2024 EUR (12,403) 531
French Base Electricity (2) 2/2024 EUR (139,763) 2,588
Italian Base Electricity (1) 2/2024 EUR (83,934) 98
Lean Hogs (39) 2/2024 USD (1,060,410) (484)
Live Cattle (4) 2/2024 USD (269,600) 5,780
LME Aluminum Base Metal (1) 2/2024 USD (59,000) (3,152)
LME Aluminum Base Metal (1) 2/2024 USD (59,078) (2,521)
LME Aluminum Base Metal (4) 2/2024 USD (236,800) (13,813)
LME Aluminum Base Metal (6) 2/2024 USD (355,895) (25,679)
LME Aluminum Base Metal (8) 2/2024 USD (472,876) (26,108)
LME Aluminum Base Metal (9) 2/2024 USD (532,548) (32,700)
LME Aluminum Base Metal (9) 2/2024 USD (531,844) (21,670)
LME Aluminum Base Metal (11) 2/2024 USD (649,688) (22,075)
LME Aluminum Base Metal (12) 2/2024 USD (710,250) (42,153)
LME Aluminum Base Metal (18) 2/2024 USD (1,066,005) (61,014)
LME Aluminum Base Metal (21) 2/2024 USD (1,238,675) (60,637)
LME Aluminum Base Metal (22) 2/2024 USD (1,304,551) (90,350)
LME Aluminum Base Metal (26) 2/2024 USD (1,541,254) (98,229)
LME Aluminum Base Metal (40) 2/2024 USD (2,368,500) (158,373)
LME Copper Base Metal (1) 2/2024 USD (213,006) (11,214)
LME Copper Base Metal (1) 2/2024 USD (213,100) (8,571)
LME Copper Base Metal (2) 2/2024 USD (425,925) (14,217)
LME Copper Base Metal (2) 2/2024 USD (425,975) (14,805)
LME Copper Base Metal (2) 2/2024 USD (426,836) (5,916)
LME Copper Base Metal (2) 2/2024 USD (426,734) (7,239)
LME Copper Base Metal (2) 2/2024 USD (426,300) (14,855)
LME Copper Base Metal (2) 2/2024 USD (426,425) (3,580)
LME Copper Base Metal (4) 2/2024 USD (851,040) (40,538)
LME Copper Base Metal (7) 2/2024 USD (1,493,746) (23,469)
LME Copper Base Metal (10) 2/2024 USD (2,132,383) (30,653)
LME Copper Base Metal (23) 2/2024 USD (4,903,600) (148,800)
LME Lead Base Metal (1) 2/2024 USD (51,350) 1,043
LME Lead Base Metal (1) 2/2024 USD (51,395) 3,253
LME Lead Base Metal (1) 2/2024 USD (51,539) 5,137
LME Lead Base Metal (1) 2/2024 USD (51,363) 2,410
LME Lead Base Metal (2) 2/2024 USD (103,125) 10,161

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (2) 2/2024 USD $ (103,340) $ 4,235
LME Lead Base Metal (2) 2/2024 USD (103,116) 11,250
LME Lead Base Metal (2) 2/2024 USD (102,962) 6,133
LME Lead Base Metal (3) 2/2024 USD (154,945) 8,312
LME Lead Base Metal (3) 2/2024 USD (154,669) 13,552
LME Lead Base Metal (4) 2/2024 USD (205,660) 13,729
LME Lead Base Metal (7) 2/2024 USD (359,993) 22,189
LME Nickel Base Metal (1) 2/2024 USD (98,950) 9,917
LME Nickel Base Metal (2) 2/2024 USD (198,120) 10,622
LME Nickel Base Metal (3) 2/2024 USD (297,402) 1,550
LME Nickel Base Metal (3) 2/2024 USD (297,207) 16,582
LME Nickel Base Metal (3) 2/2024 USD (297,234) 11,265
LME Nickel Base Metal (4) 2/2024 USD (396,828) (102)
LME Nickel Base Metal (5) 2/2024 USD (495,255) 20,196
LME Nickel Base Metal (5) 2/2024 USD (496,125) 1,630
LME Nickel Base Metal (5) 2/2024 USD (494,926) 43,709
LME Nickel Base Metal (6) 2/2024 USD (593,805) 52,450
LME Nickel Base Metal (6) 2/2024 USD (594,018) 48,131
LME Tin Base Metal (1) 2/2024 USD (126,400) (7,020)
LME Tin Base Metal (1) 2/2024 USD (126,794) (8,930)
LME Zinc Base Metal (1) 2/2024 USD (66,456) (2,609)
LME Zinc Base Metal (2) 2/2024 USD (132,682) (4,773)
LME Zinc Base Metal (4) 2/2024 USD (265,825) (11,087)
LME Zinc Base Metal (6) 2/2024 USD (398,811) (26,349)
LME Zinc Base Metal (7) 2/2024 USD (465,225) (3,071)
LME Zinc Base Metal (7) 2/2024 USD (464,494) (7,318)
LME Zinc Base Metal (8) 2/2024 USD (531,748) (21,873)
LME Zinc Base Metal (8) 2/2024 USD (531,010) (12,409)
LME Zinc Base Metal (8) 2/2024 USD (531,748) (25,396)
LME Zinc Base Metal (13) 2/2024 USD (864,214) (50,952)
LME Zinc Base Metal (14) 2/2024 USD (930,762) (33,066)
LME Zinc Base Metal (14) 2/2024 USD (930,825) (40,315)
LME Zinc Base Metal (17) 2/2024 USD (1,129,909) (42,574)
LME Zinc Base Metal (19) 2/2024 USD (1,258,722) (83,050)
Milk (2) 2/2024 USD (62,960) 145
Phelix De Base Electricity (2) 2/2024 EUR (140,777) (3,702)
White Sugar (5) 2/2024 USD (149,050) 1,466
Australia 3 Year Bond (25) 3/2024 AUD (1,820,415) (17,132)
Canada 10 Year Bond (35) 3/2024 CAD (3,278,254) (142,166)
Canola (85) 3/2024 CAD (838,293) 23,917
CBOE Volatility Index (8) 3/2024 USD (130,135) 8,724
Coffee 'C' (3) 3/2024 USD (211,838) (16,804)
Corn (3) 3/2024 USD (70,688) 175
Cotton No. 2 (84) 3/2024 USD (3,402,000) (31,662)
Crude Oil (3) 3/2024 USD (228,954) 7,431
Crude Palm Oil (7) 3/2024 MYR (141,714) 279
Fcoj-a (1) 3/2024 USD (46,883) 149
Feeder Cattle (7) 3/2024 USD (780,850) (20,904)
French Base Electricity (2) 3/2024 EUR (349,936) 44,188
Italian Base Electricity (1) 3/2024 EUR (235,051) 38,561
KC HRW Wheat (67) 3/2024 USD (2,150,700) (46,912)
LME Aluminum Base Metal (2) 3/2024 USD (118,668) (9,026)
LME Aluminum Base Metal (2) 3/2024 USD (119,033) (12,481)
LME Aluminum Base Metal (2) 3/2024 USD (119,086) (5,166)
LME Aluminum Base Metal (4) 3/2024 USD (238,400) (1,012)
LME Aluminum Base Metal (8) 3/2024 USD (475,532) (47,204)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (8) 3/2024 USD $ (476,282) $ (49,306)
LME Aluminum Base Metal (12) 3/2024 USD (713,082) (65,118)
LME Aluminum Base Metal (16) 3/2024 USD (952,564) (81,012)
LME Aluminum Base Metal (17) 3/2024 USD (1,009,894) (91,834)
LME Aluminum Base Metal (33) 3/2024 USD (1,964,680) (98,603)
LME Aluminum Base Metal (37) 3/2024 USD (2,197,338) (167,336)
LME Aluminum Base Metal (247) 3/2024 USD (14,702,675) (1,066,103)
LME Copper Base Metal (1) 3/2024 USD (213,888) (265)
LME Copper Base Metal (2) 3/2024 USD (427,521) (9,152)
LME Copper Base Metal (2) 3/2024 USD (427,629) (584)
LME Copper Base Metal (2) 3/2024 USD (427,696) 2,502
LME Copper Base Metal (3) 3/2024 USD (640,331) (314)
LME Copper Base Metal (4) 3/2024 USD (855,121) (19,171)
LME Copper Base Metal (5) 3/2024 USD (1,068,313) (19,726)
LME Copper Base Metal (6) 3/2024 USD (1,282,976) 5,609
LME Copper Base Metal (7) 3/2024 USD (1,496,775) 2,972
LME Copper Base Metal (8) 3/2024 USD (1,708,950) (37,421)
LME Copper Base Metal (8) 3/2024 USD (1,708,600) (6,465)
LME Copper Base Metal (11) 3/2024 USD (2,350,505) (67,134)
LME Copper Base Metal (22) 3/2024 USD (4,707,450) 37,458
LME Copper Base Metal (50) 3/2024 USD (10,694,375) (12,696)
LME Lead Base Metal (1) 3/2024 USD (51,816) 223
LME Lead Base Metal (1) 3/2024 USD (51,763) (90)
LME Lead Base Metal (1) 3/2024 USD (51,791) (26)
LME Lead Base Metal (1) 3/2024 USD (51,713) 110
LME Lead Base Metal (2) 3/2024 USD (103,635) 853
LME Lead Base Metal (3) 3/2024 USD (155,457) (2,487)
LME Lead Base Metal (3) 3/2024 USD (155,398) (2,541)
LME Lead Base Metal (3) 3/2024 USD (155,441) (2,909)
LME Lead Base Metal (3) 3/2024 USD (155,423) (3,494)
LME Lead Base Metal (3) 3/2024 USD (155,457) (3,167)
LME Lead Base Metal (4) 3/2024 USD (207,276) (572)
LME Lead Base Metal (4) 3/2024 USD (207,276) (796)
LME Lead Base Metal (26) 3/2024 USD (1,347,125) (14,146)
LME Nickel Base Metal (1) 3/2024 USD (99,343) (346)
LME Nickel Base Metal (1) 3/2024 USD (99,448) (1,351)
LME Nickel Base Metal (3) 3/2024 USD (298,674) 1,152
LME Nickel Base Metal (3) 3/2024 USD (298,081) 4,310
LME Nickel Base Metal (3) 3/2024 USD (298,530) 5,519
LME Nickel Base Metal (4) 3/2024 USD (396,968) 7,121
LME Nickel Base Metal (73) 3/2024 USD (7,267,734) 18,312
LME Tin Base Metal (1) 3/2024 USD (127,075) 822
LME Tin Base Metal (2) 3/2024 USD (254,050) (21,655)
LME Zinc Base Metal (1) 3/2024 USD (66,549) (4,040)
LME Zinc Base Metal (1) 3/2024 USD (66,549) (5,632)
LME Zinc Base Metal (3) 3/2024 USD (199,668) (9,852)
LME Zinc Base Metal (3) 3/2024 USD (199,518) (17,427)
LME Zinc Base Metal (4) 3/2024 USD (265,994) (19,540)
LME Zinc Base Metal (5) 3/2024 USD (332,469) (8,515)
LME Zinc Base Metal (5) 3/2024 USD (332,380) (21,548)
LME Zinc Base Metal (5) 3/2024 USD (332,568) (27,448)
LME Zinc Base Metal (7) 3/2024 USD (465,813) (48,459)
LME Zinc Base Metal (7) 3/2024 USD (465,631) (20,102)
LME Zinc Base Metal (10) 3/2024 USD (665,938) (24,467)
LME Zinc Base Metal (10) 3/2024 USD (665,488) (59,189)
LME Zinc Base Metal (16) 3/2024 USD (1,063,200) (6,740)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (21) 3/2024 USD $ (1,397,067) $ (126,105)
LME Zinc Base Metal (201) 3/2024 USD (13,384,088) (928,134)
Long Gilt (13) 3/2024 GBP (1,701,122) (90,834)
Milling Wheat No. 2 (159) 3/2024 EUR (1,952,750) 56,531
Palladium (12) 3/2024 USD (1,331,160) (34,777)
Phelix De Base Electricity (1) 3/2024 EUR (187,698) 31,063
Soybean Meal (14) 3/2024 USD (540,400) 11,977
Soybean Oil (71) 3/2024 USD (2,052,468) 93,868
U.S. Treasury 10 Year Note (44) 3/2024 USD (4,960,313) (143,543)
U.S. Treasury 2 Year Note (94) 3/2024 USD (19,353,718) (205,137)
U.S. Treasury 5 Year Note (92) 3/2024 USD (9,999,250) (153,835)
U.S. Treasury Long Bond (10) 3/2024 USD (1,245,313) (93,322)
U.S. Treasury Ultra Bond (21) 3/2024 USD (2,794,969) (251,540)
Wheat (2) 3/2024 ZAR (33,577) (891)
Wheat (25) 3/2024 USD (904,375) 8,976
White Maize (2) 3/2024 ZAR (43,154) (24)
Yellow Maize (15) 3/2024 ZAR (312,259) 10,944
Aluminum (6) 4/2024 USD (357,825) (36,223)
CBOE Volatility Index (8) 4/2024 USD (135,609) 6,891
Platinum (33) 4/2024 USD (1,665,180) (62,094)
CBOE Volatility Index (8) 5/2024 USD (138,866) 739
Rubber (2) 5/2024 JPY (17,972) (1,239)
Rubber (3) 6/2024 JPY (27,287) (128)
3 Month CORRA (36) 9/2024 CAD (6,497,076) (9,729)
3 Month SOFR (63) 9/2024 USD (15,037,313) (52,325)
3 Month CORRA (7) 12/2024 CAD (1,268,669) (6,807)
3 Month SOFR (44) 12/2024 USD (10,548,450) (63,659)
French Base Electricity (1) 12/2024 EUR (891,533) 12,926
Italian Base Electricity (1) 12/2024 EUR (1,025,084) 79,738
Phelix De Base Electricity (1) 12/2024 EUR (923,639) 18,031
UK Allowances Carbon Dioxide Emissions (1) 12/2024 GBP (58,634) (13,369)
3 Month CORRA (23) 3/2025 CAD (4,183,889) (32,462)
3 Month SOFR (45) 3/2025 USD (10,829,250) (62,678)
90-Day Australian Bank Bill (7) 3/2025 AUD (4,727,255) (4,298)
3 Month CORRA (21) 6/2025 CAD (3,831,761) (14,653)
3 Month SOFR (35) 6/2025 USD (8,449,875) (59,527)
3 Month SOFR (34) 9/2025 USD (8,226,300) (58,005)
3 Month SOFR (29) 12/2025 USD (7,024,525) (48,574)
3 Month SOFR (25) 3/2026 USD (6,057,500) (29,694)
Total of short contracts (7,635,836)
Net value $ (428,033)
Forward foreign currency exchange contracts outstanding as of December 31, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 14,888,000 USD 9,934,080 CITI 3/20/2024 $ 235,086
AUD 14,888,000 USD 9,934,031 JPMC 3/20/2024 235,135
BRL 39,457,945 USD 7,923,540 CITI
**
3/20/2024 139,979
BRL 39,457,945 USD 7,923,500 JPMC
**
3/20/2024 140,018
CAD 20,911,000 USD 15,542,814 CITI 3/20/2024 255,205
CAD 20,911,000 USD 15,542,737 JPMC 3/20/2024 255,283

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 7,640,500 USD 8,869,004 CITI 3/20/2024 $ 288,400
CHF 7,640,500 USD 8,868,959 JPMC 3/20/2024 288,445
CNY 6,368,500 USD 896,300 CITI
**
3/20/2024 2,271
CNY 6,368,500 USD 896,296 JPMC
**
3/20/2024 2,275
COP 1,365,202,996 USD 338,233 CITI
**
3/20/2024 8,613
COP 1,365,202,996 USD 338,231 JPMC
**
3/20/2024 8,615
CZK 268,179,000 USD 11,872,162 CITI 3/20/2024 95,069
CZK 268,179,000 USD 11,872,103 JPMC 3/20/2024 95,128
EUR 18,399,864 USD 20,203,642 CITI 3/20/2024 172,197
EUR 18,399,864 USD 20,203,541 JPMC 3/20/2024 172,298
GBP 16,680,999 USD 21,081,121 CITI 3/20/2024 189,438
GBP 16,680,999 USD 21,081,016 JPMC 3/20/2024 189,544
HUF 1,492,898,323 USD 4,211,198 CITI 3/20/2024 55,134
HUF 1,492,898,323 USD 4,211,177 JPMC 3/20/2024 55,154
IDR 5,000,000,000 USD 322,098 CITI
**
3/20/2024 2,617
IDR 5,000,000,000 USD 322,096 JPMC
**
3/20/2024 2,619
ILS 6,709,500 USD 1,835,973 CITI 3/20/2024 21,534
ILS 6,709,500 USD 1,835,963 JPMC 3/20/2024 21,544
INR 1,332,091,016 USD 15,928,740 CITI
**
3/20/2024 21,882
INR 1,332,091,016 USD 15,928,660 JPMC
**
3/20/2024 21,961
KRW 2,181,257,969 USD 1,684,585 CITI
**
3/20/2024 7,403
KRW 2,181,257,969 USD 1,684,577 JPMC
**
3/20/2024 7,412
MXN 83,761,004 USD 4,752,492 CITI 3/20/2024 118,219
MXN 83,761,004 USD 4,759,238 JPMC 3/20/2024 111,473
NOK 111,500,000 USD 10,731,784 CITI 3/20/2024 261,626
NOK 111,500,000 USD 10,731,730 JPMC 3/20/2024 261,680
NZD 25,138,500 USD 15,484,238 CITI 3/20/2024 410,226
NZD 25,138,500 USD 15,484,160 JPMC 3/20/2024 410,303
PEN 938,500 USD 249,276 CITI
**
3/20/2024 3,805
PEN 938,500 USD 249,275 JPMC
**
3/20/2024 3,806
PHP 21,822,810 USD 393,727 CITI
**
3/20/2024 439
PHP 18,185,675 USD 327,998 JPMC
**
3/20/2024 473
PLN 99,088,002 USD 24,751,809 CITI 3/20/2024 404,398
PLN 99,087,999 USD 24,751,685 JPMC 3/20/2024 404,521
SEK 116,905,500 USD 11,292,767 CITI 3/20/2024 333,524
SEK 116,905,500 USD 11,292,711 JPMC 3/20/2024 333,580
SGD 5,574,502 USD 4,194,123 CITI 3/20/2024 44,917
SGD 5,574,499 USD 4,194,099 JPMC 3/20/2024 44,937
TWD 153,500,000 USD 4,979,409 CITI
**
3/20/2024 105,716
TWD 153,500,000 USD 4,979,384 JPMC
**
3/20/2024 105,741
USD 1,743,181 CLP 1,521,774,032 CITI
**
3/20/2024 23,420
USD 1,743,190 CLP 1,521,774,032 JPMC
**
3/20/2024 23,428
USD 2,843,441 CZK 63,500,000 CITI 3/20/2024 9,814
USD 2,843,455 CZK 63,500,000 JPMC 3/20/2024 9,828
USD 1,876,104 EUR 1,691,500 CITI 3/20/2024 2,952
USD 1,876,113 EUR 1,691,500 JPMC 3/20/2024 2,962
USD 6,128,313 GBP 4,791,000 CITI 3/20/2024 19,132
USD 6,128,344 GBP 4,791,000 JPMC 3/20/2024 19,162
USD 838,959 INR 70,000,000 CITI
**
3/20/2024 771
USD 838,964 INR 70,000,000 JPMC
**
3/20/2024 775
USD 931,109 KRW 1,200,000,000 CITI
**
3/20/2024 276
USD 931,114 KRW 1,200,000,000 JPMC
**
3/20/2024 281
USD 90,335 PHP 5,000,000 CITI
**
3/20/2024 24
USD 90,335 PHP 5,000,000 JPMC
**
3/20/2024 25
USD 587,392 PLN 2,311,525 CITI 3/20/2024 547
USD 587,394 PLN 2,311,524 JPMC 3/20/2024 551
ZAR 132,000,000 USD 7,095,326 CITI 3/20/2024 72,038
ZAR 132,000,000 USD 7,095,291 JPMC 3/20/2024 72,073

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 5,855,000,000 USD 40,836,008 CITI 3/21/2024 $ 1,202,400
JPY 5,855,000,000 USD 40,835,804 JPMC 3/21/2024 1,202,604
Total unrealized appreciation 9,012,706
AUD 4,591,500 USD 3,145,827 CITI 3/20/2024 (9,628)
AUD 4,591,500 USD 3,145,811 JPMC 3/20/2024 (9,612)
CAD 3,507,000 USD 2,662,363 CITI 3/20/2024 (12,865)
CAD 3,507,000 USD 2,662,350 JPMC 3/20/2024 (12,852)
CHF 11,500 USD 13,848 CITI 3/20/2024 (65)
CHF 11,500 USD 13,848 JPMC 3/20/2024 (65)
CLP 800,000,000 USD 913,713 CITI
**
3/20/2024 (9,631)
CLP 800,000,000 USD 913,709 JPMC
**
3/20/2024 (9,626)
CNY 5,461,500 USD 771,195 CITI
**
3/20/2024 (599)
CNY 5,461,500 USD 771,192 JPMC
**
3/20/2024 (595)
CZK 12,500,000 USD 557,929 CITI 3/20/2024 (129)
CZK 12,500,000 USD 557,926 JPMC 3/20/2024 (126)
EUR 10,500 USD 11,653 CITI 3/20/2024 (26)
EUR 10,500 USD 11,653 JPMC 3/20/2024 (26)
HUF 583,949,161 USD 1,676,484 CITI 3/20/2024 (7,703)
HUF 583,949,161 USD 1,676,475 JPMC 3/20/2024 (7,693)
ILS 468,500 USD 129,995 CITI 3/20/2024 (291)
ILS 468,500 USD 129,994 JPMC 3/20/2024 (291)
KRW 3,762,515,938 USD 2,934,866 CITI
**
3/20/2024 (16,305)
KRW 3,762,515,938 USD 2,934,852 JPMC
**
3/20/2024 (16,291)
MXN 1,500,000 USD 87,441 CITI 3/20/2024 (215)
MXN 1,500,000 USD 87,441 JPMC 3/20/2024 (215)
NOK 15,000,000 USD 1,483,646 CITI 3/20/2024 (4,711)
NOK 15,000,000 USD 1,483,638 JPMC 3/20/2024 (4,704)
PEN 380,500 USD 102,875 CITI
**
3/20/2024 (267)
PEN 380,500 USD 102,874 JPMC
**
3/20/2024 (267)
PHP 37,544,190 USD 678,833 CITI
**
3/20/2024 (706)
PHP 41,181,325 USD 744,538 JPMC
**
3/20/2024 (715)
SEK 12,500,000 USD 1,256,757 CITI 3/20/2024 (13,628)
SEK 12,500,000 USD 1,256,751 JPMC 3/20/2024 (13,622)
USD 7,363,566 AUD 11,048,000 CITI 3/20/2024 (182,710)
USD 7,363,602 AUD 11,048,000 JPMC 3/20/2024 (182,673)
USD 4,368,450 BRL 21,704,000 CITI
**
3/20/2024 (66,921)
USD 4,368,472 BRL 21,704,000 JPMC
**
3/20/2024 (66,899)
USD 15,021,922 CAD 20,341,500 CITI 3/20/2024 (345,846)
USD 15,021,373 CAD 20,341,500 JPMC 3/20/2024 (346,396)
USD 10,846,685 CHF 9,398,035 CITI 3/20/2024 (417,185)
USD 10,846,740 CHF 9,398,035 JPMC 3/20/2024 (417,131)
USD 9,562,492 CNY 67,890,500 CITI
**
3/20/2024 (16,597)
USD 9,562,540 CNY 67,890,500 JPMC
**
3/20/2024 (16,549)
USD 1,337,213 CZK 30,000,000 CITI 3/20/2024 (1,508)
USD 1,337,220 CZK 30,000,000 JPMC 3/20/2024 (1,502)
USD 50,196,268 EUR 46,212,500 CITI 3/20/2024 (979,024)
USD 50,196,519 EUR 46,212,500 JPMC 3/20/2024 (978,774)
USD 6,725,071 GBP 5,292,500 CITI 3/20/2024 (23,592)
USD 6,725,105 GBP 5,292,500 JPMC 3/20/2024 (23,557)
USD 311,319 HUF 110,000,000 CITI 3/20/2024 (3,034)
USD 311,320 HUF 110,000,000 JPMC 3/20/2024 (3,033)
USD 2,789,523 IDR 43,185,649,844 CITI
**
3/20/2024 (15,082)
USD 2,789,537 IDR 43,185,649,844 JPMC
**
3/20/2024 (15,068)
USD 3,188,358 ILS 11,793,500 CITI 3/20/2024 (76,641)
USD 3,188,374 ILS 11,793,500 JPMC 3/20/2024 (76,625)
USD 4,783,994 KRW 6,250,000,000 CITI
**
3/20/2024 (64,094)
USD 4,784,018 KRW 6,250,000,000 JPMC
**
3/20/2024 (64,070)
USD 1,021,627 MXN 18,000,000 CITI 3/20/2024 (25,075)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,021,632 MXN 18,000,000 JPMC 3/20/2024 $ (25,070)
USD 14,965,375 NOK 161,594,874 CITI 3/20/2024 (967,170)
USD 14,965,450 NOK 161,594,874 JPMC 3/20/2024 (967,095)
USD 18,365,986 NZD 29,855,500 CITI 3/20/2024 (510,922)
USD 18,366,078 NZD 29,855,500 JPMC 3/20/2024 (510,830)
USD 718,713 PHP 40,000,000 CITI
**
3/20/2024 (3,772)
USD 718,717 PHP 40,000,000 JPMC
**
3/20/2024 (3,769)
USD 4,647,211 PLN 18,433,477 CITI 3/20/2024 (32,633)
USD 4,647,233 PLN 18,433,474 JPMC 3/20/2024 (32,610)
USD 9,154,130 SGD 12,162,927 CITI 3/20/2024 (94,970)
USD 9,154,173 SGD 12,162,924 JPMC 3/20/2024 (94,924)
USD 4,496,169 THB 158,000,000 CITI 3/20/2024 (164,010)
USD 4,496,191 THB 158,000,000 JPMC 3/20/2024 (163,987)
USD 3,088,938 TWD 95,468,895 CITI
**
3/20/2024 (73,742)
USD 3,088,975 TWD 95,468,895 JPMC
**
3/20/2024 (73,705)
USD 18,159,988 ZAR 342,330,000 CITI 3/20/2024 (427,919)
USD 18,160,079 ZAR 342,330,000 JPMC 3/20/2024 (427,828)
USD 35,960,560 JPY 5,136,356,574 CITI 3/21/2024 (918,049)
USD 35,960,740 JPY 5,136,356,574 JPMC 3/21/2024 (917,869)
Total unrealized depreciation (10,973,929)
Net unrealized depreciation $ (1,961,223)
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of December 31, 2023:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the HONIX plus
or minus a specified spread
(-0.04% to 0.02%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
34-58 months
maturity ranging
from 09/21/2026
- 09/08/2028 $1,505,549 $(10,748) $1,040 $(9,708)
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NOWA plus
or minus a specified spread
(-0.04% to 0.03%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
34-60 months
maturity ranging
from 09/21/2026
- 11/16/2028 $1,243,404 $35,364 $352 $35,716

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.04% to 0.04%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
34-58 months
maturity ranging
from 09/21/2026
- 09/08/2028 $997,409 $(46,742) $1,809 $(44,933)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
34-60 months
maturity
ranging from
09/21/2026
- 11/16/2028 $9,298,965 $(42,274) $(83) $(42,357)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 24,459 166,138 11,963 (28.2)
ALS Ltd. 9,790 85,751 1,358 (3.2)
Aristocrat Leisure Ltd. 6,735 187,122 6,936 (16.4)
BHP Group Ltd. 5,622 192,073 9,942 (23.5)
BlueScope Steel Ltd. 19,076 304,119 29,313 (69.2)
Brambles Ltd. 11,546 107,019 5,836 (13.8)
Cochlear Ltd. 527 107,216 4,147 (9.8)
Coles Group Ltd. 11,948 131,250 3,095 (7.3)
Fortescue Ltd. 8,781 173,138 17,918 (42.3)
IGO Ltd. 20,379 125,598 14,222 (33.6)
Incitec Pivot Ltd. 73,719 142,783 (389) 0.9
JB Hi-Fi Ltd. 7,102 256,659 17,822 (42.1)
Northern Star Resources Ltd. 21,152 196,251 18,381 (43.4)
Orica Ltd. 7,358 79,983 1,513 (3.6)
Origin Energy Ltd. 66,318 382,701 30,200 (71.3)
Pilbara Minerals Ltd. 66,266 177,866 15,301 (36.1)
Qantas Airways Ltd. 144,878 530,690 (11,321) 26.7
QBE Insurance Group Ltd. 5,071 51,382 1,310 (3.1)
Qube Holdings Ltd. 29,160 64,476 3,472 (8.2)
Sonic Healthcare Ltd. 4,760 104,010 2,806 (6.6)
South32 Ltd. 49,276 111,445 7,685 (18.1)
Suncorp Group Ltd. 11,261 106,635 45 (0.1)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Whitehaven Coal Ltd. 34,985 177,540 5,411 (12.8)
Woolworths Group Ltd. 8,021 203,492 6,446 (15.2)
New Zealand
Xero Ltd. 959 73,161 4,954 (11.7)
Short Positions
Common Stocks
Australia
APA Group (11,275) (65,615) 846 (2.0)
Aurizon Holdings Ltd. (35,338) (91,488) (2,388) 5.6
CAR Group Ltd. (8,008) (169,700) (13,792) 32.6
Cleanaway Waste Management Ltd. (86,146) (157,929) (5,298) 12.5
Commonwealth Bank of Australia (6,414) (488,856) (21,441) 50.6
Computershare Ltd. (5,430) (90,439) (1,817) 4.3
Domino's Pizza Enterprises Ltd. (7,170) (287,828) (23,935) 56.5
Endeavour Group Ltd. (24,141) (85,732) (4,300) 10.2
Evolution Mining Ltd. (45,161) (121,499) (10,709) 25.3
IDP Education Ltd. (25,819) (352,201) 47,367 (111.8)
Lynas Rare Earths Ltd. (31,666) (154,569) (18,191) 42.9
Mineral Resources Ltd. (4,389) (209,064) (24,197) 57.1
NEXTDC Ltd. (29,838) (278,652) (15,745) 37.2
Pro Medicus Ltd. (1,329) (86,722) (4,662) 11.0
Ramsay Health Care Ltd. (2,613) (93,734) (5,878) 13.9
REA Group Ltd. (2,523) (311,110) (29,918) 70.6
Reece Ltd. (7,603) (115,969) (11,674) 27.6
Transurban Group (8,116) (75,839) (2,779) 6.6
Treasury Wine Estates Ltd. (17,494) (128,712) (3,777) 8.9
Washington H Soul Pattinson & Co. Ltd. (6,022) (134,530) 2,493 (5.9)
Wesfarmers Ltd. (1,434) (55,767) (2,705) 6.4
Westpac Banking Corp. (6,119) (95,472) (3,986) 9.4
WiseTech Global Ltd. (4,814) (246,739) (23,665) 55.9
United States
CSL Ltd. (3,597) (701,232) (44,930) 106.1
James Hardie Industries plc (2,834) (109,267) (14,270) 33.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.06% to 0.02%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
34-60 months
maturity
ranging from
09/21/2026
- 11/16/2028 $15,370,734 $(105,838) $(7,580) $(113,418)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. 4,135 226,714 10,048 (8.9)
Air Canada 24,237 341,866 13,353 (11.8)
Alimentation Couche-Tard, Inc. 5,568 327,890 6,597 (5.8)
ARC Resources Ltd. 8,787 130,441 (3,316) 2.9
Atco Ltd. 4,101 119,683 5,014 (4.4)
Bombardier, Inc. 11,157 448,031 28,039 (24.7)
Canadian National Railway Co. 1,602 201,361 6,178 (5.4)
CCL Industries, Inc. 2,784 125,202 (1,030) 0.9
Constellation Software, Inc. 55 136,365 (1,493) 1.3
Empire Co. Ltd. 5,785 153,024 (13,010) 11.5
Fairfax Financial Holdings Ltd. 328 302,617 (8,218) 7.2
Finning International, Inc. 6,721 194,369 14,405 (12.7)
Franco-Nevada Corp. 1,325 146,764 1,220 (1.1)
George Weston Ltd. 1,472 182,743 2,188 (1.9)
Imperial Oil Ltd. 3,391 193,165 4,453 (3.9)
MEG Energy Corp. 9,604 171,561 652 (0.6)
Metro, Inc. 2,426 125,580 (201) 0.2
National Bank of Canada 3,227 245,973 14,539 (12.8)
Nutrien Ltd. 8,952 504,333 3,986 (3.5)
Onex Corp. 1,811 126,465 2,733 (2.4)
Open Text Corp. 4,923 206,907 3,530 (3.1)
Pembina Pipeline Corp. 5,659 194,833 384 (0.3)
Shopify, Inc. 3,622 281,986 11,699 (10.3)
Sun Life Financial, Inc. 5,016 260,141 (5,943) 5.2
TFI International, Inc. 1,581 215,056 27,777 (24.5)
Toromont Industries Ltd. 1,284 112,503 2,684 (2.4)
West Fraser Timber Co. Ltd. 3,225 275,904 30,083 (26.5)
Whitecap Resources, Inc. 28,205 188,807 (2,980) 2.6
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp. (57,358) (361,883) (5,194) 4.6
Bank of Montreal (4,461) (441,404) (39,895) 35.2
BCE, Inc. (4,967) (195,561) 10,009 (8.8)
Brookfield Asset Management Ltd. (3,094) (124,269) (10,251) 9.0
Cameco Corp. (4,280) (184,534) 13,049 (11.5)
Canadian Imperial Bank of Commerce (9,473) (456,117) (39,678) 35.0
Canadian Pacific Kansas City Ltd. (9,369) (741,290) (40,303) 35.5
Emera, Inc. (5,531) (209,961) (6,053) 5.3
Enbridge, Inc. (4,905) (176,573) (777) 0.7
Fortis, Inc. (4,493) (184,833) 2,780 (2.5)
GFL Environmental, Inc. (4,326) (149,233) (21,613) 19.1
Hydro One Ltd. (7,640) (228,903) (3,056) 2.7
Keyera Corp. (5,874) (141,990) 4,832 (4.3)
Magna International, Inc. (4,906) (289,869) (13,403) 11.8
Pan American Silver Corp. (12,267) (200,245) (14,350) 12.7
RB Global, Inc. (5,011) (335,327) (10,929) 9.6
Rogers Communications, Inc. (16,334) (764,649) (5,054) 4.5
Royal Bank of Canada (7,381) (746,428) (47,515) 41.9
Suncor Energy, Inc. (7,881) (252,480) (8,089) 7.1

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Teck Resources Ltd. (2,675) (113,073) (9,327) 8.2
Toronto-Dominion Bank (The) (4,771) (308,285) (13,826) 12.2
WSP Global, Inc. (1,271) (178,164) 2,024 (1.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
34-59 months
maturity
ranging from
09/21/2026
- 10/25/2028 $10,498,643 $(206,993) $(1,055) $(208,048)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 23,397 1,038,784 10,323 (5.0)
Avolta AG 1,256 49,450 1,588 (0.8)
Cie Financiere Richemont SA (Registered) 298 41,161 (454) 0.2
Clariant AG (Registered) 5,976 88,294 (2,869) 1.4
DKSH Holding AG 1,276 88,602 1,062 (0.5)
Galenica AG 370 32,007 266 (0.1)
Georg Fischer AG (Registered) 2,938 213,810 8,407 (4.0)
Helvetia Holding AG (Registered) 98 13,513 8 (0.0)
Julius Baer Group Ltd. 494 27,712 1,076 (0.5)
Logitech International SA (Registered) 4,605 437,882 5,443 (2.6)
Novartis AG (Registered) 8,994 908,488 (6,685) 3.2
Schindler Holding AG 68 17,024 708 (0.3)
Swatch Group AG (The) 374 101,762 (1,049) 0.5
Swisscom AG (Registered) 335 201,626 (875) 0.4
Zurich Insurance Group AG 42 21,959 (498) 0.2
United States
Holcim AG 12,502 981,925 7,689 (3.7)
Swiss Re AG 5,740 645,925 (30,413) 14.6
Short Positions
Common Stocks
Switzerland
Adecco Group AG (Registered) (1,259) (61,834) 544 (0.3)
Alcon, Inc. (1,093) (85,512) (2,652) 1.3
Bachem Holding AG (2,039) (157,903) 771 (0.4)
Baloise Holding AG (Registered) (346) (54,249) 590 (0.3)
Banque Cantonale Vaudoise (Registered) (1,225) (157,987) (8,840) 4.2
Barry Callebaut AG (Registered) (76) (128,302) 1,099 (0.5)
Belimo Holding AG (Registered) (125) (68,994) (2,441) 1.2

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
BKW AG (174) (30,949) 808 (0.4)
Chocoladefabriken Lindt & Spruengli AG (28) (336,102) 25,447 (12.2)
EMS-Chemie Holding AG (Registered) (128) (103,786) (3,340) 1.6
Flughafen Zurich AG (Registered) (138) (28,834) 1,258 (0.6)
Geberit AG (Registered) (809) (519,312) (28,939) 13.9
Givaudan SA (Registered) (130) (539,073) (9,675) 4.7
Lonza Group AG (Registered) (83) (34,992) (2,919) 1.4
Partners Group Holding AG (296) (428,002) (12,711) 6.1
SGS SA (Registered) (493) (42,561) 558 (0.3)
SIG Group AG (17,690) (407,419) 11,774 (5.7)
Sika AG (Registered) (2,686) (875,841) (84,141) 40.4
Sonova Holding AG (Registered) (481) (157,310) (10,617) 5.1
Straumann Holding AG (Registered) (2,580) (416,935) (48,824) 23.5
Swiss Life Holding AG (Registered) (117) (81,310) (1,181) 0.6
Tecan Group AG (Registered) (218) (89,185) (5,516) 2.7
Temenos AG (Registered) (222) (20,688) (337) 0.2
UBS Group AG (Registered) (4,792) (148,847) (6,178) 3.0
VAT Group AG (614) (308,386) (20,021) 9.6
United States
Nestle SA (Registered) (2,626) (304,406) 4,763 (2.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (-0.04% to
0.03%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
34-60 months
maturity
ranging from
09/21/2026
- 11/16/2028 $3,878,747 $(37,193) $(9,245) $(46,438)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 83 149,402 20,650 (44.5)
Carlsberg A/S 1,081 135,648 3,387 (7.3)
Danske Bank A/S 14,989 400,675 1,684 (3.6)
Genmab A/S 524 167,079 (4,414) 9.5
ISS A/S 8,351 159,501 11,098 (23.9)
Jyske Bank A/S (Registered) 1,898 136,100 2,281 (4.9)
Novo Nordisk A/S 4,057 420,432 18,379 (39.6)
Pandora A/S 3,538 489,147 941 (2.0)
ROCKWOOL A/S 171 50,030 1,004 (2.2)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (7,060) (109,987) (11,479) 24.7
Coloplast A/S (3,898) (445,409) (13,395) 28.8
Demant A/S (975) (42,764) (574) 1.2
DSV A/S (644) (113,155) (10,442) 22.5
GN Store Nord A/S (2,005) (51,020) (3,231) 7.0
Novozymes A/S (7,689) (422,690) (8,447) 18.2
Orsted A/S (3,840) (212,876) (20,214) 43.5
Royal Unibrew A/S (1,848) (123,457) (2,989) 6.4
Tryg A/S (2,853) (62,088) 2,153 (4.6)
Vestas Wind Systems A/S (5,919) (187,287) (23,585) 50.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.05% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
34-60 months
maturity
ranging from
09/21/2026
- 11/16/2028 $42,872,794 $(300,590) $10,021 $(290,569)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Cie de Saint-Gobain SA 6,388 471,098 30,557 (10.5)
Eiffage SA 2,916 313,034 2,196 (0.8)
Getlink SE 16,551 303,130 (10,226) 3.5
Rexel SA 13,002 356,856 7,060 (2.4)
Safran SA 1,947 343,276 (12,405) 4.3
Vinci SA 2,237 281,516 (5,197) 1.8
Germany
Allianz SE (Registered) 1,469 392,577 (5,388) 1.9
Bayerische Motoren Werke AG 5,866 652,720 (3,276) 1.1
Commerzbank AG 32,259 383,424 (10,092) 3.5
Daimler Truck Holding AG 10,973 412,190 19,345 (6.7)
Deutsche Bank AG (Registered) 30,714 419,280 15,722 (5.4)
Deutsche Lufthansa AG (Registered) 40,276 358,064 (4,752) 1.6
Heidelberg Materials AG 4,992 446,226 12,847 (4.4)
Mercedes-Benz Group AG 10,341 713,507 (6,269) 2.2
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 757 314,014 (14,412) 5.0
Italy
Banco BPM SpA 70,899 375,690 (17,846) 6.1

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy (continued)
Leonardo SpA 24,285 401,264 30,891 (10.6)
Prysmian SpA 9,547 435,201 26,271 (9.0)
UniCredit SpA 22,646 616,644 (15,858) 5.5
Netherlands
ABN AMRO Bank NV 29,340 441,229 15,950 (5.5)
ASML Holding NV 766 578,244 20,807 (7.2)
Koninklijke Ahold Delhaize NV 15,471 445,123 (19,688) 6.8
Wolters Kluwer NV 2,076 295,351 (2,926) 1.0
Singapore
STMicroelectronics NV 5,591 280,439 5,777 (2.0)
Spain
Industria de Diseno Textil SA 12,973 566,065 19,554 (6.7)
Repsol SA 46,934 696,216 (19,578) 6.7
United States
Tenaris SA 34,975 608,326 9,475 (3.3)
Short Positions
Common Stocks
Belgium
UCB SA (3,613) (314,951) (9,427) 3.2
France
Alstom SA (25,824) (348,243) (24,816) 8.5
Cie Generale des Etablissements Michelin SCA (9,544) (342,883) (3,621) 1.2
EssilorLuxottica SA (1,806) (362,643) 2,649 (0.9)
Kering SA (733) (324,645) 6,721 (2.3)
Sartorius Stedim Biotech (1,645) (436,225) (57,045) 19.6
Germany
Bayer AG (Registered) (8,998) (333,861) (21,060) 7.2
Covestro AG (6,520) (379,933) (15,150) 5.2
Fresenius Medical Care AG (9,415) (393,625) 5,597 (1.9)
Merck KGaA (1,849) (294,388) (6,272) 2.2
Rheinmetall AG (1,642) (520,738) (6,116) 2.1
Siemens Healthineers AG (12,966) (752,788) (4,462) 1.5
Italy
Moncler SpA (4,825) (297,072) (7,840) 2.7
Nexi SpA (47,695) (390,765) 656 (0.2)
Luxembourg
Eurofins Scientific SE (7,509) (489,830) (36,225) 12.5
Netherlands
Adyen NV (620) (800,383) 33,002 (11.4)
Heineken NV (4,875) (495,297) (24,824) 8.5
Portugal
EDP - Energias de Portugal SA (86,984) (437,791) (10,379) 3.6
Spain
Grifols SA (17,495) (299,294) (27,648) 9.5
Switzerland
DSM-Firmenich AG (8,536) (868,055) (37,295) 12.8
United States
Ferrovial SE (9,826) (358,658) (7,310) 2.5
Preferred Stocks
Germany
Henkel AG & Co. KGaA (Preference), 12/31/2049 (5,698) (458,359) 1,588 (0.5)
Sartorius AG (Preference) (1,284) (471,511) (25,433) 8.8

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
34-60 months
maturity
ranging from
09/21/2026
- 11/16/2028 $16,957,394 $(73,368) $24,836 $(48,532)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 41,150 247,355 16,934 (34.9)
Netherlands
Shell plc 17,395 569,409 11,438 (23.6)
United Kingdom
Associated British Foods plc 6,244 188,188 (7,203) 14.8
Auto Trader Group plc 18,205 167,243 (5,077) 10.5
Aviva plc 30,388 168,150 1,942 (4.0)
BAE Systems plc 23,481 332,373 20,352 (41.9)
BP plc 81,380 482,427 (2,257) 4.6
British American Tobacco plc 4,705 137,664 178 (0.4)
Centrica plc 454,697 815,137 (18,009) 37.1
DS Smith plc 61,614 241,100 3,135 (6.5)
easyJet plc 39,237 254,540 15,876 (32.7)
Howden Joinery Group plc 14,728 152,476 8,336 (17.2)
HSBC Holdings plc 45,568 368,644 10,618 (21.9)
Imperial Brands plc 6,313 145,374 (837) 1.7
InterContinental Hotels Group plc 5,818 524,643 12,055 (24.8)
Man Group plc 57,214 169,630 9,262 (19.1)
Marks & Spencer Group plc 80,158 277,796 7,037 (14.5)
Melrose Industries plc 21,730 157,073 (363) 0.7
Pearson plc 17,892 219,766 (84) 0.2
Reckitt Benckiser Group plc 3,699 255,244 1,486 (3.1)
Rolls-Royce Holdings plc 217,304 828,878 6,505 (13.4)
Spectris plc 4,092 196,828 13,543 (27.9)
Standard Chartered plc 29,462 250,019 7,046 (14.5)
Tesco plc 70,668 261,806 132 (0.3)
Vodafone Group plc 332,676 290,539 (144) 0.3
United States
CRH plc 2,472 170,121 6,210 (12.8)
Short Positions
Common Stocks
Australia
Rio Tinto plc (2,294) (170,630) (10,276) 21.2
Burkina Faso
Endeavour Mining plc (6,559) (146,766) (4,638) 9.6

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Chile
Antofagasta plc (16,840) (360,072) (30,368) 62.6
Hong Kong
Prudential plc (22,701) (256,128) 3,310 (6.8)
Italy
Coca-Cola HBC AG (5,804) (170,423) (2,486) 5.1
South Africa
Anglo American plc (10,232) (256,073) (22,748) 46.9
United Kingdom
abrdn plc (97,879) (222,534) 3,284 (6.8)
Ashtead Group plc (2,574) (178,911) (11,846) 24.4
AstraZeneca plc (1,146) (154,584) (7,107) 14.6
Bellway plc (4,114) (134,377) (5,377) 11.1
ConvaTec Group plc (50,093) (155,884) (10,176) 21.0
Diageo plc (9,402) (341,247) (4,549) 9.4
Direct Line Insurance Group plc (62,986) (145,863) 6,960 (14.3)
J Sainsbury plc (55,444) (213,760) (2,522) 5.2
Kingfisher plc (87,435) (270,907) (12,234) 25.2
Ocado Group plc (15,073) (145,604) (24,103) 49.7
Persimmon plc (13,181) (232,990) (12,642) 26.0
Rentokil Initial plc (65,487) (369,102) (20,185) 41.6
Schroders plc (34,940) (191,044) (2,611) 5.4
Severn Trent plc (5,324) (175,077) 8,898 (18.3)
Smith & Nephew plc (14,706) (202,017) (5,382) 11.1
Unilever plc (4,203) (203,472) (990) 2.0
United Utilities Group plc (10,617) (143,417) 6,460 (13.3)
Wise plc (30,408) (338,182) (21,207) 43.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.09% to 0.03%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
34-60 months
maturity
ranging from
09/21/2026
- 11/16/2028 $7,523,543 $(78,373) $(316) $(78,689)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 19,999 248,276 5,378 (6.8)
Guatemala
Millicom International Cellular SA 1,001 17,935 850 (1.1)
Sweden
Alfa Laval AB 2,217 88,756 3,382 (4.3)
Axfood AB 1,754 47,476 (800) 1.0
Billerud Aktiebolag 9,395 95,748 (2,431) 3.1

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Boliden AB 1,882 58,906 3,431 (4.4)
Electrolux AB 1,979 21,259 1,020 (1.3)
Evolution AB 655 78,017 2,958 (3.8)
Getinge AB 4,738 105,503 (98) 0.1
H & M Hennes & Mauritz AB 17,676 310,038 438 (0.6)
Hexpol AB 10,304 124,840 6,946 (8.8)
Saab AB 3,390 204,294 22,594 (28.7)
Sandvik AB 1,842 40,018 790 (1.0)
SKF AB 14,928 299,165 (3,360) 4.3
SSAB AB 65,912 504,657 3,425 (4.4)
Swedbank AB 14,155 286,181 4,514 (5.7)
Trelleborg AB 9,877 331,512 6,492 (8.2)
Volvo AB 22,993 598,278 17,187 (21.8)
Volvo Car AB 19,464 63,125 (1,909) 2.4
Short Positions
Common Stocks
Sweden
Assa Abloy AB (2,938) (84,671) (3,487) 4.4
Atlas Copco AB (15,046) (259,259) (9,464) 12.0
Beijer Ref AB (7,693) (103,232) (2,856) 3.6
Embracer Group AB (27,857) (75,572) (654) 0.8
Epiroc AB (6,340) (127,617) (3,848) 4.9
EQT AB (18,802) (532,353) (83,464) 106.1
Essity AB (11,175) (276,941) 15,784 (20.1)
Hexagon AB (23,369) (280,692) (10,766) 13.7
Holmen AB (1,771) (74,801) 4,003 (5.1)
Husqvarna AB (13,154) (108,501) 4,153 (5.3)
Lifco AB (1,443) (35,427) (490) 0.6
Nibe Industrier AB (31,228) (219,296) 1,832 (2.3)
Securitas AB (27,441) (269,031) (9,532) 12.1
Skandinaviska Enskilda Banken AB (2,270) (31,328) (1,079) 1.4
Svenska Cellulosa AB SCA (7,603) (114,216) 4,510 (5.7)
Svenska Handelsbanken AB (28,141) (305,821) (15,930) 20.2
Swedish Orphan Biovitrum AB (12,049) (318,964) (32,016) 40.7
Tele2 AB (18,834) (161,891) (1,935) 2.5
Telefonaktiebolaget LM Ericsson (30,493) (191,898) (11,861) 15.1
Telia Co. AB (167,768) (428,048) 7,920 (10.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-1.75% to 0.30%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
1-14 months
maturity
ranging from
01/10/2024
- 01/30/2025 $30,901,988 $(98,582) $1,491 $(97,091)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Asics Corp. 7,600 237,244 (7,789) 8.0
Disco Corp. 1,200 296,360 19,254 (19.8)
Fujitsu Ltd. 1,400 210,691 3,521 (3.6)
Hitachi Ltd. 3,800 273,333 7,818 (8.1)
Japan Post Bank Co. Ltd. 30,300 308,361 (2,160) 2.2
Japan Tobacco, Inc. 12,900 333,145 (2,438) 2.5
Kansai Paint Co. Ltd. 17,000 289,875 2,442 (2.5)
MISUMI Group, Inc. 10,900 184,033 21,345 (22.0)
Mitsubishi Corp. 21,600 344,072 6,285 (6.5)
Mitsubishi Motors Corp. 91,300 288,969 7,040 (7.3)
Mitsui & Co. Ltd. 8,500 318,444 11,961 (12.3)
Ono Pharmaceutical Co. Ltd. 11,000 195,685 1,117 (1.2)
Recruit Holdings Co. Ltd. 10,600 443,198 13,710 (14.1)
SCREEN Holdings Co. Ltd. 3,300 278,160 12,872 (13.3)
Sega Sammy Holdings, Inc. 13,300 185,683 2,973 (3.1)
Shionogi & Co. Ltd. 5,800 279,142 (6,826) 7.0
Sojitz Corp. 12,660 285,216 (2,013) 2.1
Subaru Corp. 12,000 218,873 320 (0.3)
Tokyo Gas Co. Ltd. 9,200 211,036 (16,811) 17.3
Toyo Suisan Kaisha Ltd. 8,500 438,569 11,760 (12.1)
Toyota Tsusho Corp. 3,200 187,783 (2,674) 2.8
Trend Micro, Inc. 3,500 186,795 (6,648) 6.8
Short Positions
Common Stocks
Japan
Advantest Corp. (11,200) (377,390) 709 (0.7)
Aeon Co. Ltd. (19,000) (423,975) (14,869) 15.3
Canon, Inc. (9,600) (246,276) (1,169) 1.2
Eisai Co. Ltd. (5,500) (273,851) 3,216 (3.3)
Ibiden Co. Ltd. (5,200) (286,862) (7,021) 7.2
KDDI Corp. (6,100) (193,483) (2,003) 2.1
Keyence Corp. (500) (219,678) (317) 0.3
Kobe Bussan Co. Ltd. (8,100) (239,280) (71) 0.1
Kubota Corp. (15,600) (234,125) (3,942) 4.1
Lasertec Corp. (1,000) (262,527) (27,491) 28.3
Mercari, Inc. (10,700) (197,604) (1,096) 1.1
Murata Manufacturing Co. Ltd. (9,300) (196,527) (10,527) 10.8
Nintendo Co. Ltd. (5,400) (280,983) (20,060) 20.7
Nippon Telegraph & Telephone Corp. (395,200) (482,573) (9,173) 9.4
Nitori Holdings Co. Ltd. (3,800) (510,251) (21,102) 21.7
NTT Data Group Corp. (41,800) (590,870) (31,461) 32.4
Rakuten Group, Inc. (90,700) (404,369) (30,569) 31.5
Resonac Holdings Corp. (11,700) (232,512) 7,131 (7.3)
Rohm Co. Ltd. (9,900) (188,998) 11,880 (12.2)
Sekisui House Ltd. (16,300) (361,310) (11,149) 11.5
Seven & i Holdings Co. Ltd. (7,300) (288,712) (10,121) 10.4
SMC Corp. (600) (320,962) (10,664) 11.0
SoftBank Corp. (28,800) (358,898) (4,413) 4.5
Sony Group Corp. (2,600) (246,046) (4,946) 5.1
Terumo Corp. (6,500) (212,557) 2,819 (2.9)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Tokyo Electron Ltd. (1,500) (266,610) (7,195) 7.4
Toyota Motor Corp. (17,900) (327,995) 4,552 (4.7)
Yaskawa Electric Corp. (6,400) (266,380) (9,835) 10.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-5.20% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
1-13 months
maturity
ranging from
10/04/2023
- 01/31/2025 $165,143,849 $(645,812) $(1,499,323) $(2,145,135)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 6,363 695,603 21,952 (1.0)
AbbVie, Inc. 5,167 800,730 8,009 (0.4)
Adobe, Inc. 1,131 674,755 (2,861) 0.1
Allison Transmission Holdings, Inc. 7,631 443,743 2,442 (0.1)
Alphabet, Inc. 4,407 615,614 17,143 (0.8)
AT&T, Inc. 30,439 510,766 9,740 (0.5)
Autodesk, Inc. 2,062 502,056 8,949 (0.4)
Booking Holdings, Inc. 268 950,655 20,553 (1.0)
Broadcom, Inc. 597 666,401 (18,358) 0.9
Builders FirstSource, Inc. 3,606 601,986 24,593 (1.1)
Cardinal Health, Inc. 5,646 569,117 (1,807) 0.1
Cigna Group (The) 1,909 571,650 14,088 (0.7)
Cisco Systems, Inc. 16,166 816,706 4,526 (0.2)
Coca-Cola Co. (The) 8,081 476,213 (727) 0.0
Dell Technologies, Inc. 5,868 448,902 18,367 (0.9)
Expedia Group, Inc. 3,890 590,463 12,915 (0.6)
Ferguson plc 2,381 459,700 11,310 (0.5)
General Electric Co. 7,148 912,299 28,521 (1.3)
Humana, Inc. 1,388 635,440 (3,081) 0.1
KB Home 8,549 533,971 17,953 (0.8)
KLA Corp. 1,121 651,637 5,123 (0.2)
Lam Research Corp. 591 462,907 7,884 (0.4)
Lennar Corp. 6,147 916,149 10,819 (0.5)
Lockheed Martin Corp. 1,118 506,722 7,077 (0.3)
Marathon Petroleum Corp. 2,993 444,041 (10,326) 0.5
McKesson Corp. 1,412 653,728 21,801 (1.0)
Meta Platforms, Inc. 1,903 673,586 17,774 (0.8)
Molson Coors Beverage Co. 8,031 491,578 (5,782) 0.3
NVIDIA Corp. 1,017 503,639 (5,644) 0.3

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Owens Corning 4,193 621,528 (2,767) 0.1
PACCAR, Inc. 5,381 525,455 10,224 (0.5)
PulteGroup, Inc. 4,798 495,250 5,854 (0.3)
Sherwin-Williams Co. (The) 1,558 485,940 5,500 (0.3)
Toll Brothers, Inc. 7,402 760,852 10,437 (0.5)
Walmart, Inc. 3,756 592,133 10,066 (0.5)
Short Positions
Common Stocks
United States
agilon health, Inc. (39,669) (497,846) 12,694 (0.6)
Apellis Pharmaceuticals, Inc. (8,290) (496,239) (32,165) 1.5
Atmos Energy Corp. (4,147) (480,637) (6,718) 0.3
Celanese Corp. (5,749) (893,222) (28,343) 1.3
Chart Industries, Inc. (3,405) (464,204) (21,009) 1.0
FirstEnergy Corp. (12,750) (467,415) 2,040 (0.1)
Foot Locker, Inc. (14,914) (464,571) (24,161) 1.1
JetBlue Airways Corp. (93,558) (519,247) 6,549 (0.3)
Masimo Corp. (4,466) (523,460) (8,887) 0.4
MP Materials Corp. (23,023) (457,007) (44,204) 2.1
Southwest Airlines Co. (24,277) (701,120) 2,185 (0.1)
Tractor Supply Co. (2,830) (608,535) 2,038 (0.1)
Waters Corp. (1,964) (646,608) (13,650) 0.6
Western Digital Corp. (9,083) (475,677) (16,804) 0.8
Xylem, Inc. (5,172) (591,470) (18,878) 0.9
Collateral pledged to, or (received from), each counterparty at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 3,986,039 $ 3,986,039
CITG
Cash – 501,792 501,792
CITI
Cash (26,529) – (26,529)
Investment Companies 2,416,152 – 2,416,152
GSCO
Cash – 462,815 462,815
GSIN
U.S. Treasury Bills 8,868,895 – 8,868,895
JPMC
Investment Companies 16,374,584 – 16,374,584
JPMS
Cash – 2,670,230 2,670,230
MLIN
Cash (941,762) – (941,762)
MSCL
Cash – 1,689,300 1,689,300

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
December 31, 2023
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 589,080 $ 589,080
JPPC
Cash – 4,745,753 4,745,753
MSCL
Cash – 5,877,520 5,877,520

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 109.7%
COMMON STOCKS - 57.0%
Australia - 1.1%
Allkem Ltd. (2)* 4,812 32,686
BHP Group Ltd. (2)(a) 8,261 282,234
BlueScope Steel Ltd. (2) 54,541 869,518
Incitec Pivot Ltd. (2) 77,859 150,802
JB Hi-Fi Ltd. (2) 12,577 454,520
Northern Star Resources Ltd. (2)(a) 5,671 52,616
Qantas Airways Ltd. (2)* 81,115 297,126
Sonic Healthcare Ltd. (2) 5,889 128,679
South32 Ltd. (2)(a) 116,826 264,218
Whitehaven Coal Ltd. (2) 68,657 348,416
2,880,815
—
Belgium - 0.3%
Ageas SA/NV (2) 1,286 55,903
Proximus SADP (2) 74,767 702,909
758,812
—
Brazil - 0.0% †
Yara International ASA (2) 335 11,901
Canada - 1.3%
Agnico Eagle Mines Ltd. (a) 4,732 259,447
Air Canada * 49,937 704,368
CCL Industries, Inc., Class B (a) 272 12,232
Empire Co. Ltd., Class A 2,041 53,988
Fairfax Financial Holdings Ltd. 71 65,506
Imperial Oil Ltd. 6,392 364,113
Manulife Financial Corp. (a) 2,750 60,768
Nutrien Ltd. (a) 2,355 132,675
Parkland Corp. 10,027 323,198
Shopify, Inc., Class A *(a) 6,834 532,052
Suncor Energy, Inc. 19,504 624,840
TFI International, Inc. 528 71,821
West Fraser Timber Co. Ltd. 1,979 169,306
3,374,314
—
China - 0.1%
BOC Hong Kong Holdings Ltd. (2) 15,000 40,748
NXP Semiconductors NV 636 146,077
SITC International Holdings Co.
Ltd. (2) 8,000 13,808
200,633
—
Denmark - 0.4%
AP Moller - Maersk A/S, Class B (2) 294 529,207
Danske Bank A/S (2) 12,912 345,155
ISS A/S (2)(a) 9,647 184,254
1,058,616
—
Finland - 0.0% †
Valmet OYJ (2) 1,683 48,668
France - 1.3%
Air France-KLM (2)* 11,578 174,227
BNP Paribas SA (2)(a) 836 58,057
Bouygues SA (2) 546 20,600
Cie de Saint-Gobain SA (2) 11,170 823,757
Dassault Aviation SA (2) 781 154,740
Eiffage SA (2) 152 16,317
INVESTMENTS SHARES VALUE ($)
France - 1.3% (continued)
Engie SA (2)(a) 2,914 51,334
Ipsen SA (2) 244 29,107
Rexel SA (2) 12,461 342,008
SCOR SE (2) 11,381 333,475
Societe Generale SA (2) 21,739 578,373
TotalEnergies SE (2) 6,949 472,525
Verallia SA (2)(b) 1,242 47,850
Worldline SA (2)*(b) 15,076 262,172
3,364,542
—
Germany - 1.7%
Bayerische Motoren Werke AG (2) 8,330 926,893
Bechtle AG (2) 756 37,866
Commerzbank AG (2) 14,344 170,490
Daimler Truck Holding AG (2) 1,501 56,384
Deutsche Bank AG (Registered) (2) 62,021 846,655
Deutsche Lufthansa AG
(Registered) (2)* 33,916 301,522
Fresenius Medical Care AG (2) 1,785 74,628
Heidelberg Materials AG (2)(a) 318 28,425
HOCHTIEF AG (2) 353 39,093
KION Group AG (2) 3,324 141,866
Mercedes-Benz Group AG (2) 10,067 694,601
TeamViewer SE (2)*(b) 24,222 376,229
Telefonica Deutschland Holding
AG (2) 20,050 52,088
thyssenkrupp AG (2) 80,772 561,886
TUI AG (2)* 11,445 89,174
4,397,800
—
Guatemala - 0.0% †
Millicom International Cellular SA,
SDR (2)* 4,618 82,743
Hong Kong - 0.1%
Hang Lung Properties Ltd. (2) 23,000 31,977
Hong Kong Exchanges & Clearing
Ltd. (2) 800 27,440
New World Development Co. Ltd.
(2) 58,000 89,930
WH Group Ltd. (2)(b) 136,500 88,152
237,499
—
Italy - 0.8%
Banco BPM SpA (2) 82,579 437,582
Eni SpA (2) 3,058 51,868
Leonardo SpA (2) 16,453 271,855
UniCredit SpA (2) 22,373 609,210
Unipol Gruppo SpA (2) 144,513 824,738
2,195,253
—
Japan - 3.7%
Allegro MicroSystems, Inc. * 3,685 111,545
Dai-ichi Life Holdings, Inc. (2) 11,900 252,434
Hitachi Construction Machinery Co.
Ltd. (2) 1,400 36,853
IHI Corp. (2) 700 13,659
Iida Group Holdings Co. Ltd. (2) 11,600 173,262
Inpex Corp. (2) 3,600 48,174
Japan Post Bank Co. Ltd. (2) 8,000 81,415
Japan Post Insurance Co. Ltd. (2) 28,200 500,568

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
Japan - 3.7% (continued)
JFE Holdings, Inc. (2)(a) 59,100 914,348
JSR Corp. (2) 300 8,536
Kansai Paint Co. Ltd. (2) 1,800 30,693
Kawasaki Kisen Kaisha Ltd. (2) 4,500 192,584
Kuraray Co. Ltd. (2) 4,600 46,432
Lion Corp. (2)(a) 8,600 79,756
Marubeni Corp. (2)(a) 1,100 17,319
Mazda Motor Corp. (2) 56,700 606,071
McDonald's Holdings Co. Japan
Ltd. (2) 2,100 90,966
Mitsubishi Corp. (2)(a) 34,200 544,781
Mitsubishi Gas Chemical Co., Inc.
(2) 6,100 97,389
Mitsubishi Motors Corp. (2) 160,100 506,725
Mitsui Chemicals, Inc. (2) 2,600 76,887
Mitsui OSK Lines Ltd. (2) 6,900 220,595
Mizuho Financial Group, Inc. (2) 54,400 927,944
MS&AD Insurance Group Holdings,
Inc. (2) 400 15,728
NGK Insulators Ltd. (2) 9,200 109,718
NIPPON EXPRESS HOLDINGS,
Inc. (2) 800 45,392
Nippon Steel Corp. (2)(a) 37,700 861,210
Nippon Yusen KK (2) 13,100 404,574
NSK Ltd. (2) 30,100 162,656
Obayashi Corp. (2) 2,300 19,868
Oji Holdings Corp. (2) 3,200 12,301
Panasonic Holdings Corp. (2) 8,000 78,781
Renesas Electronics Corp. (2)* 10,900 194,903
Ryohin Keikaku Co. Ltd. (2) 2,800 46,767
Sega Sammy Holdings, Inc. (2) 4,500 62,825
Shimamura Co. Ltd. (2) 1,700 189,829
Sojitz Corp. (2) 28,280 637,117
Stanley Electric Co. Ltd. (2) 1,300 24,389
Subaru Corp. (2) 14,900 271,767
SUMCO Corp. (2) 800 11,967
Sumitomo Forestry Co. Ltd. (2) 3,000 89,133
Sumitomo Heavy Industries Ltd. (2) 1,100 27,649
THK Co. Ltd. (2) 1,800 35,174
Tokyo Electron Ltd. (2) 2,600 462,124
Tokyo Gas Co. Ltd. (2)(a) 2,100 48,171
Tosoh Corp. (2) 6,700 85,412
Toyota Tsusho Corp. (2) 2,100 123,233
Yamada Holdings Co. Ltd. (2) 37,300 115,908
9,715,532
—
Luxembourg - 0.1%
Aperam SA (2) 829 30,154
ArcelorMittal SA (2) 6,281 178,255
208,409
—
Netherlands - 1.3%
ABN AMRO Bank NV, CVA (2)(b) 11,080 166,626
Argenx SE (2)* 88 33,472
ASML Holding NV (2) 526 397,071
BE Semiconductor Industries NV
(2) 2,754 415,788
ING Groep NV (2) 5,135 76,997
Koninklijke Philips NV (2)* 7,970 186,516
Koninklijke Vopak NV (2) 2,614 87,970
INVESTMENTS SHARES VALUE ($)
Netherlands - 1.3% (continued)
NN Group NV (2) 20,051 792,433
Shell plc (2) 38,486 1,259,805
3,416,678
—
New Zealand - 0.0% †
Xero Ltd. (2)* 382 29,142
Russia - 0.0%
Evraz plc (3)* 27,473 –
Singapore - 0.2%
Grab Holdings Ltd., Class A * 47,948 161,585
Sea Ltd., ADR * 5,279 213,799
Singapore Airlines Ltd. (2) 29,600 146,974
STMicroelectronics NV (2) 2,103 105,484
627,842
—
Spain - 0.5%
Acerinox SA (2) 17,928 211,282
Banco de Sabadell SA (2) 525,187 646,482
Banco Santander SA (2) 61,269 256,269
Bankinter SA (2) 6,212 39,842
Mapfre SA (2) 42,909 92,212
Repsol SA (2) 7,317 108,540
1,354,627
—
Sweden - 0.5%
Autoliv, Inc. 692 76,251
Billerud Aktiebolag (2) 3,121 31,807
Electrolux AB, Class B (2)* 13,234 142,165
Skanska AB, Class B (2) 6,691 121,225
SKF AB, Class B (2) 14,962 299,848
SSAB AB, Class B (2)(a) 14,076 107,773
Swedbank AB, Class A (2) 7,430 150,217
Trelleborg AB, Class B (2) 5,101 171,210
Volvo Car AB, Class B (2)* 25,612 83,065
1,183,561
—
Switzerland - 0.6%
ABB Ltd. (Registered) (2)(a) 4,749 210,847
Baloise Holding AG (Registered) (2) 1,341 210,253
Clariant AG (Registered) (2) 783 11,569
DKSH Holding AG (a) 172 11,943
Georg Fischer AG (Registered) (2) 1,899 138,198
Helvetia Holding AG (Registered)
(2) 189 26,061
Novartis AG (Registered) (2)(a) 8,427 851,216
Sandoz Group AG * 1,932 62,160
Swatch Group AG (The) (2) 138 37,548
Temenos AG (Registered) (2) 605 56,379
1,616,174
—
United Kingdom - 2.1%
Aviva plc (2) 2,133 11,803
Barclays plc (2) 228,022 446,483
BP plc (2) 136,743 810,622
British American Tobacco plc (2) 9,253 270,735
Burberry Group plc (2) 2,637 47,563
Centrica plc (2)(a) 615,881 1,104,092
CK Hutchison Holdings Ltd. (2) 70,000 376,082
DCC plc (2) 1,357 99,849

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
United Kingdom - 2.1% (continued)
Direct Line Insurance Group plc (2)* 23,503 54,428
Harbour Energy plc (2) 24,926 97,934
HSBC Holdings plc (2) 84,371 682,559
InterContinental Hotels Group plc
(2) 682 61,500
Legal & General Group plc (2) 29,397 93,944
Marks & Spencer Group plc (2) 138,350 479,467
Rolls-Royce Holdings plc (2)* 117,890 449,676
Travis Perkins plc (2) 2,913 30,700
Vodafone Group plc (2) 316,171 276,125
Whitbread plc (2) 386 17,971
5,411,533
—
United States - 40.8%
3M Co. 4,069 444,823
AbbVie, Inc. (a)(c) 3,266 506,132
Adient plc * 686 24,943
Adobe, Inc. *(a) 2,512 1,498,659
Advance Auto Parts, Inc. 433 26,426
Advanced Micro Devices, Inc. * 1,331 196,203
AGCO Corp. (a)(c) 2,838 344,562
Align Technology, Inc. * 1,652 452,648
Allison Transmission Holdings, Inc. 17,876 1,039,489
Ally Financial, Inc. 2,523 88,103
Alphabet, Inc., Class A *(a) 9,353 1,306,521
Alphabet, Inc., Class C *(a) 9,598 1,352,646
Altria Group, Inc. 15,225 614,177
Amazon.com, Inc. *(a) 22,915 3,481,704
Amedisys, Inc. * 665 63,215
American Airlines Group, Inc. *(a)
(c) 23,434 321,983
American Express Co. (a) 1,958 366,812
American International Group, Inc. 4,921 333,398
American Tower Corp., REIT (a)(c) 725 156,513
Amgen, Inc. (a) 1,541 443,839
Amkor Technology, Inc. 18,532 616,560
Analog Devices, Inc. 1,230 244,229
Apple, Inc. (a) 20,341 3,916,252
Applied Materials, Inc. 2,747 445,206
AppLovin Corp., Class A * 8,725 347,691
Archer-Daniels-Midland Co. 6,570 474,485
Arrow Electronics, Inc. * 2,181 266,627
AT&T, Inc. (a) 43,153 724,107
Autodesk, Inc. *(a)(c) 520 126,610
Axis Capital Holdings Ltd. 5,752 318,488
Baker Hughes Co., Class A (a)(c) 11,363 388,387
Bank of America Corp. (a) 31,529 1,061,581
Bank of New York Mellon Corp.
(The) 2,208 114,926
Berkshire Hathaway, Inc., Class B
*(a) 2,232 796,065
Boeing Co. (The) *(a) 2,670 695,962
Booking Holdings, Inc. *(a) 321 1,138,658
Boston Beer Co., Inc. (The), Class
A *(a)(c) 78 26,956
Bristol-Myers Squibb Co. (a) 11,847 607,870
Broadcom, Inc. 784 875,140
Builders FirstSource, Inc. * 2,479 413,844
Caesars Entertainment, Inc. * 12,714 596,032
Cardinal Health, Inc. 5,883 593,006
INVESTMENTS SHARES VALUE ($)
United States - 40.8% (continued)
CarMax, Inc. *(a)(c) 1,802 138,285
Carnival Corp. *(a)(c) 11,466 212,580
Celsius Holdings, Inc. *(a)(c) 229 12,485
Centene Corp. * 9,261 687,259
CF Industries Holdings, Inc. (a)(c) 785 62,408
Chevron Corp. (a)(c) 2,865 427,343
Chewy, Inc., Class A * 20,246 478,413
Chord Energy Corp. (a)(c) 139 23,106
Cigna Group (The) (a) 5,464 1,636,195
Cincinnati Financial Corp. 1,406 145,465
Cisco Systems, Inc. (a) 37,160 1,877,323
Citigroup, Inc. (a) 27,071 1,392,532
Citizens Financial Group, Inc. 17,319 573,952
Cleveland-Cliffs, Inc. *(a) 25,406 518,791
CNO Financial Group, Inc. 1,041 29,044
Coca-Cola Co. (The) (a) 5,062 298,304
Coca-Cola Consolidated, Inc. 592 549,613
Cognizant Technology Solutions
Corp., Class A 1,320 99,700
Comcast Corp., Class A (a) 15,195 666,301
Commercial Metals Co. 8,856 443,154
Concentrix Corp. (a)(c) 3,290 323,111
Coterra Energy, Inc. 9,306 237,489
Crocs, Inc. * 6,997 653,590
Crowdstrike Holdings, Inc., Class
A * 1,202 306,895
Crown Castle, Inc., REIT (a)(c) 311 35,824
CVS Health Corp. (a)(c) 24,190 1,910,042
Datadog, Inc., Class A * 893 108,392
Dell Technologies, Inc., Class C 8,685 664,403
Delta Air Lines, Inc. 7,110 286,035
Dick's Sporting Goods, Inc. (a)(c) 1,020 149,889
Digital Realty Trust, Inc., REIT (a)
(c) 191 25,705
Discover Financial Services 8,273 929,885
DocuSign, Inc., Class A * 26,768 1,591,358
DraftKings, Inc., Class A *(a)(c) 4,719 166,345
Elastic NV * 532 59,956
Elevance Health, Inc. (a) 158 74,506
EnerSys (a)(c) 4,422 446,445
Enphase Energy, Inc. *(a)(c) 1,220 161,211
EOG Resources, Inc. 787 95,188
Equinix, Inc., REIT 61 49,129
Everest Group Ltd. 46 16,265
Exact Sciences Corp. * 6,596 487,972
Exelixis, Inc. * 10,073 241,651
Expedia Group, Inc. * 2,837 430,628
Exxon Mobil Corp. (a) 3,190 318,936
Federated Hermes, Inc., Class B 4,555 154,232
Fidelity National Information
Services, Inc. 6,911 415,144
First Citizens BancShares, Inc.,
Class A 89 126,288
First Horizon Corp. 51,211 725,148
First Solar, Inc. * 884 152,296
Flowserve Corp. (a)(c) 9,452 389,611
Fortinet, Inc. * 6,892 403,389
Gates Industrial Corp. plc * 64,558 866,368
General Dynamics Corp. (a)(c) 1,450 376,522
General Electric Co. (a) 5,988 764,248

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
United States - 40.8% (continued)
General Motors Co. (a) 43,183 1,551,133
Gilead Sciences, Inc. (a) 4,662 377,669
Gitlab, Inc., Class A * 1,327 83,548
Global Payments, Inc. 3,022 383,794
H&R Block, Inc. (a)(c) 276 13,350
Hawaiian Electric Industries, Inc. 8,404 119,253
Hewlett Packard Enterprise Co. (a)
(c) 15,807 268,403
HF Sinclair Corp. 4,403 244,675
Holcim AG (2)(a) 1,393 109,408
Home Depot, Inc. (The) (a)(c) 647 224,218
HubSpot, Inc. *(a)(c) 518 300,720
Humana, Inc. (a) 1,991 911,500
Huntington Bancshares, Inc. 16,283 207,120
Huntington Ingalls Industries, Inc.
(a)(c) 2,284 593,018
Incyte Corp. * 4,937 309,994
Insperity, Inc. (a) 710 83,226
Intel Corp. 7,145 359,036
International Paper Co. (a) 2,788 100,786
Iridium Communications, Inc. 885 36,427
Johnson & Johnson (a) 2,989 468,496
Johnson Controls International plc
(a) 779 44,902
JPMorgan Chase & Co. (a)(c) 111 18,881
KB Home 11,512 719,040
Keurig Dr Pepper, Inc. (a) 352 11,729
KLA Corp. 324 188,341
Kraft Heinz Co. (The) (a) 5,087 188,117
Kroger Co. (The) (a)(c) 7,272 332,403
L3Harris Technologies, Inc. (a) 512 107,837
Lam Research Corp. (a)(c) 278 217,746
Las Vegas Sands Corp. (a) 20,982 1,032,524
Lennar Corp., Class A 3,109 463,365
Lockheed Martin Corp. (a) 586 265,599
Lyft, Inc., Class A * 3,211 48,133
LyondellBasell Industries NV, Class
A (a) 1,068 101,545
Marathon Petroleum Corp. 3,809 565,103
Maravai LifeSciences Holdings,
Inc., Class A * 22,166 145,187
Marvell Technology, Inc. (a)(c) 304 18,334
Match Group, Inc. * 3,349 122,239
McKesson Corp. (a) 494 228,712
Medpace Holdings, Inc. * 1,488 456,117
Medtronic plc (a) 1,443 118,874
Merck & Co., Inc. (a) 1,109 120,903
Meta Platforms, Inc., Class A *(a) 4,028 1,425,751
MetLife, Inc. (a) 3,152 208,442
Microchip Technology, Inc. (a)(c) 3,152 284,247
Microsoft Corp. (a) 10,413 3,915,704
Molson Coors Beverage Co., Class
B 14,428 883,138
Mosaic Co. (The) (a)(c) 17,118 611,626
NCR Voyix Corp. * 804 13,596
Netflix, Inc. * 517 251,717
Neurocrine Biosciences, Inc. * 3,077 405,426
New York Community Bancorp, Inc.
(a)(c) 35,938 367,646
INVESTMENTS SHARES VALUE ($)
United States - 40.8% (continued)
Nexstar Media Group, Inc., Class
A (a)(c) 206 32,291
Northern Trust Corp. (a)(c) 2,403 202,765
Novocure Ltd. * 869 12,974
Nutanix, Inc., Class A * 330 15,738
NVIDIA Corp. (a) 6,723 3,329,363
Ollie's Bargain Outlet Holdings,
Inc. * 2,223 168,703
OneMain Holdings, Inc. (a)(c) 3,529 173,627
Oracle Corp. (a) 3,426 361,203
Ovintiv, Inc. 3,019 132,594
Owens Corning 4,374 648,358
PACCAR, Inc. (a) 905 88,373
Palo Alto Networks, Inc. *(a)(c) 204 60,156
Patterson Cos., Inc. (a)(c) 419 11,921
Paycom Software, Inc. (a)(c) 123 25,427
PayPal Holdings, Inc. * 12,195 748,895
PBF Energy, Inc., Class A (a)(c) 4,502 197,908
Petco Health & Wellness Co., Inc.,
Class A *(a)(c) 75,981 240,100
Pfizer, Inc. (a) 12,894 371,218
Pinterest, Inc., Class A *(a)(c) 3,074 113,861
Pioneer Natural Resources Co. 246 55,320
Playtika Holding Corp. * 25,931 226,118
Polaris, Inc. (a)(c) 1,162 110,123
PPG Industries, Inc. (a) 266 39,780
Premier, Inc., Class A 6,703 149,879
Prologis, Inc., REIT 1,198 159,693
Prudential Financial, Inc. (a)(c) 199 20,638
Public Storage, REIT 111 33,855
PulteGroup, Inc. (a)(c) 6,262 646,364
Pure Storage, Inc., Class A * 3,001 107,016
Qorvo, Inc. * 117 13,175
QUALCOMM, Inc. 4,598 665,009
Regeneron Pharmaceuticals, Inc.
*(a) 27 23,714
Reinsurance Group of America, Inc. 799 129,262
RenaissanceRe Holdings Ltd. 407 79,772
Rivian Automotive, Inc., Class A * 3,259 76,456
Roku, Inc., Class A *(a)(c) 7,213 661,144
Ross Stores, Inc. 830 114,864
RTX Corp. (a) 173 14,556
Salesforce, Inc. *(a) 5,122 1,347,803
Sensata Technologies Holding plc 7,432 279,220
ServiceNow, Inc. *(a)(c) 326 230,316
Signify NV (2)(b) 12,210 409,477
Simon Property Group, Inc., REIT
(a)(c) 376 53,633
Sirius XM Holdings, Inc. 45,653 249,722
Skechers USA, Inc., Class A * 4,683 291,938
Skyworks Solutions, Inc. (a)(c) 1,668 187,517
SLM Corp. 772 14,761
Smartsheet, Inc., Class A * 8,803 420,959
Snowflake, Inc., Class A * 3,613 718,987
Spirit AeroSystems Holdings, Inc.,
Class A * 904 28,729
Splunk, Inc. * 287 43,724
SS&C Technologies Holdings, Inc.
(a) 1,732 105,843
Starbucks Corp. (a)(c) 258 24,771

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
United States - 40.8% (continued)
State Street Corp. 2,835 219,599
Stellantis NV (2) 35,173 824,126
Super Micro Computer, Inc. * 1,526 433,781
Swiss Re AG (2) 7,803 878,076
Synchrony Financial 21,373 816,235
Tapestry, Inc. 1,590 58,528
Taylor Morrison Home Corp., Class
A * 6,901 368,168
TD SYNNEX Corp. (a)(c) 3,017 324,659
TEGNA, Inc. 38,286 585,776
Tenet Healthcare Corp. * 1,703 128,696
Teradata Corp. * 2,548 110,863
Terex Corp. 10,432 599,423
Tesla, Inc. *(a) 5,857 1,455,347
Texas Capital Bancshares, Inc. * 1,127 72,838
Texas Roadhouse, Inc., Class A 744 90,939
Textron, Inc. 3,706 298,037
Toast, Inc., Class A *(a)(c) 3,131 57,172
Toll Brothers, Inc. (a)(c) 8,687 892,937
Travel + Leisure Co. (a)(c) 10,623 415,253
TripAdvisor, Inc. * 32,450 698,649
Truist Financial Corp. 14,845 548,077
Uber Technologies, Inc. * 10,863 668,835
Ulta Beauty, Inc. * 860 421,391
Ultragenyx Pharmaceutical, Inc. * 401 19,176
United Airlines Holdings, Inc. * 10,602 437,439
United Therapeutics Corp. * 178 39,140
Unum Group 16,979 767,790
Valero Energy Corp. 6,464 840,320
Veeva Systems, Inc., Class A *(a) 483 92,987
Verizon Communications, Inc. (a) 20,806 784,386
Vertex Pharmaceuticals, Inc. *(a) 1,516 616,845
Vertiv Holdings Co., Class A 3,993 191,784
Viatris, Inc. (a)(c) 29,277 317,070
Victoria's Secret & Co. *(a)(c) 20,794 551,873
Virtu Financial, Inc., Class A 21,953 444,768
Vistra Corp. (a) 695 26,771
Walmart, Inc. (a) 5,165 814,262
Walt Disney Co. (The) *(a) 1,437 129,747
Wayfair, Inc., Class A * 3,379 208,484
Wendy's Co. (The) (a)(c) 1,110 21,623
Western Union Co. (The) (a)(c) 82,555 984,056
Woodward, Inc. (a)(c) 171 23,278
Workday, Inc., Class A * 1,699 469,026
Worthington Enterprises, Inc. 2,923 168,219
Zoom Video Communications, Inc.,
Class A * 2,991 215,083
Zscaler, Inc. *(a)(c) 1,540 341,202
107,038,872
—
Zambia - 0.1%
First Quantum Minerals Ltd. 18,502 151,501
TOTAL COMMON STOCKS
(Cost $123,331,889) 149,365,467
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.2%
Germany - 0.2%
Volkswagen AG (Preference) (2)(a)
(Cost $504,153) 3,841 473,428
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 10.9%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(d)(e) EUR 5,760,442 6,518,793
French Republic
1.85%, 7/25/2027 (2)(d)(e) 4,380,454 5,110,418
0.10%, 3/1/2029 (2)(d)(e) 2,743,440 3,004,694
0.70%, 7/25/2030 (2)(d)(e) 2,982,624 3,392,798
0.10%, 7/25/2031 (2)(d)(e) 1,892,704 2,059,467
United Kingdom Gilt Inflation Linked
0.13%, 8/10/2028 (2)(d)(e) GBP 811,794 1,047,413
0.13%, 3/22/2029 (2)(d)(e) 1,432,143 1,841,399
0.13%, 8/10/2031 (2)(d)(e) 900,739 1,164,685
1.25%, 11/22/2032 (2)(d)(e) 1,565,955 2,207,463
0.75%, 11/22/2033 (2)(d)(e) 304,482 410,758
0.75%, 3/22/2034 (2)(d)(e) 1,464,156 1,961,001
Cost: $27,541,661 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $27,541,661) 28,718,889
U.S. TREASURY OBLIGATIONS - 8.8%
U.S. Treasury Inflation Linked Notes
1.63%, 10/15/2027 (2)(e) $ 1,454,082 1,442,952
0.50%, 1/15/2028 (2)(e) 1,247,320 1,180,193
1.25%, 4/15/2028 (2)(e) 512,870 499,474
0.75%, 7/15/2028 (2)(e) 1,348,270 1,290,193
0.25%, 7/15/2029 (2)(e) 1,323,091 1,222,634
0.13%, 1/15/2030 (2)(e) 1,315,424 1,192,117
0.13%, 7/15/2030 (2)(e) 1,200,010 1,083,971
0.13%, 1/15/2031 (2)(e) 1,891,056 1,687,708
0.13%, 7/15/2031 (2)(e) 2,869,850 2,550,978
0.13%, 1/15/2032 (2)(e) 4,217,658 3,703,701
0.63%, 7/15/2032 (2)(e) 3,812,148 3,482,099
1.13%, 1/15/2033 (2)(e) 2,065,760 1,953,998
1.38%, 7/15/2033 (2)(e) 1,924,795 1,865,931
Cost: $23,685,079 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $23,685,079) 23,155,949
SHARES
SHORT-TERM INVESTMENTS - 32.8%
INVESTMENT COMPANIES - 16.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.19% (f)(g) 4,638,284 4,638,284
Limited Purpose Cash Investment
Fund, 5.37% (f) 38,592,985 38,577,548
TOTAL INVESTMENT COMPANIES
(Cost $43,210,316) 43,215,832
—
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 16.3%
U.S. Treasury Bills
5.40%, 1/4/2024 (2)(h) $ 510,000 509,852
5.41%, 1/11/2024 (2)(h) 3,533,000 3,528,383
5.39%, 1/18/2024 (2)(h) 2,980,000 2,973,005

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 16.3% (continued)
5.41%, 1/25/2024 (2)(h) $ 3,667,000 3,654,647
5.44%, 2/15/2024 (2)(h) 7,461,000 7,413,208
5.50%, 2/29/2024 (2)(h) 1,270,000 1,259,229
5.45%, 3/7/2024 (2)(h) 3,355,000 3,323,462
5.45%, 3/14/2024 (2)(h) 1,633,000 1,616,054
5.45%, 3/21/2024 (2)(h) 1,187,000 1,173,477
5.47%, 4/25/2024 (2)(h)(i) 3,780,000 3,718,073
5.47%, 5/2/2024 (2)(h)(i) 3,877,000 3,809,796
5.40%, 5/9/2024 (2)(h)(i) 4,772,000 4,684,820
5.37%, 5/23/2024 (2)(h) 937,000 918,151
5.38%, 5/30/2024 (2)(h)(i) 4,244,000 4,155,325
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $42,719,464) 42,737,482
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $85,929,780) 85,953,314
TOTAL LONG POSITIONS
(Cost $260,992,562) 287,667,047
SHARES
SHORT POSITIONS - (13.4)%
COMMON STOCKS - (13.3)%
Australia - (0.7)%
Cleanaway Waste Management
Ltd. (2) (39,750) (72,872)
Commonwealth Bank of Australia
(2) (2,222) (169,354)
Domino's Pizza Enterprises Ltd. (2) (323) (12,966)
Liontown Resources Ltd. (2) (215,041) (241,184)
Lynas Rare Earths Ltd. (2) (79,606) (388,576)
Mineral Resources Ltd. (2) (12,413) (591,277)
REA Group Ltd. (2) (326) (40,199)
Reece Ltd. (2) (858) (13,087)
(1,529,515)
—
Belgium - (0.2)%
Liberty Global Ltd., Class C (20,840) (388,458)
Lotus Bakeries NV (10) (90,855)
(479,313)
—
Burkina Faso - (0.0)% †
Endeavour Mining plc (2) (2,819) (63,079)
Canada - (0.2)%
Brookfield Corp., Class A (1,350) (54,151)
Hydro One Ltd. (b) (5,378) (161,131)
Pan American Silver Corp. (6,088) (99,380)
RB Global, Inc. (3,258) (218,019)
Teck Resources Ltd., Class B (695) (29,378)
(562,059)
—
Chile - (0.1)%
Antofagasta plc (2) (16,530) (353,444)
Lundin Mining Corp. (2,200) (17,998)
(371,442)
—
Denmark - (0.0)% †
Vestas Wind Systems A/S (2) (2,919) (92,362)
INVESTMENTS SHARES VALUE ($)
France - (0.0)% †
Sartorius Stedim Biotech (2) (459) (121,719)
Germany - (0.3)%
adidas AG (2) (535) (108,716)
Covestro AG (2)(b) (867) (50,522)
CTS Eventim AG & Co. KGaA (2) (1,102) (76,220)
Rheinmetall AG (2) (226) (71,673)
Siemens Healthineers AG (2)(b) (7,477) (434,103)
Wacker Chemie AG (2) (236) (29,755)
(770,989)
—
Italy - (0.4)%
DiaSorin SpA (2) (146) (15,047)
Ferrari NV (2) (1,582) (534,094)
Infrastrutture Wireless Italiane SpA
(2)(b) (16,582) (209,943)
Reply SpA (2) (822) (108,643)
Telecom Italia SpA (429,739) (139,572)
(1,007,299)
—
Japan - (0.7)%
Advantest Corp. (2) (7,200) (242,609)
Aeon Co. Ltd. (2) (600) (13,389)
Ajinomoto Co., Inc. (2) (1,800) (69,289)
Asahi Intecc Co. Ltd. (2) (5,300) (107,478)
Asics Corp. (2) (2,700) (84,284)
Azbil Corp. (2) (700) (23,087)
BayCurrent Consulting, Inc. (2) (4,600) (161,028)
Eisai Co. Ltd. (2) (3,400) (169,290)
GMO Payment Gateway, Inc. (2) (900) (62,374)
Japan Airport Terminal Co. Ltd. (2) (500) (21,997)
Keyence Corp. (2) (400) (175,743)
Nexon Co. Ltd. (2) (800) (14,551)
NTT Data Group Corp. (2) (6,300) (89,055)
Sysmex Corp. (2) (2,800) (155,653)
Terumo Corp. (2) (1,700) (55,592)
Tokyo Electric Power Co. Holdings,
Inc. (2) (12,900) (67,507)
Yaskawa Electric Corp. (2) (1,100) (45,784)
(1,558,710)
—
Luxembourg - (0.0)% †
Eurofins Scientific SE (2) (1,469) (95,826)
Netherlands - (0.1)%
Adyen NV (2)(b) (271) (349,845)
Norway - (0.0)% †
Salmar ASA (2) (682) (38,195)
South Korea - (0.0)% †
Delivery Hero SE (2)(b) (836) (23,009)
Spain - (0.2)%
Acciona SA (2) (231) (34,013)
Cellnex Telecom SA (2)(b) (9,853) (387,943)
Corp. ACCIONA Energias
Renovables SA (2) (5,251) (162,970)
Endesa SA (2) (3,409) (69,547)
(654,473)
—

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
Sweden - (0.2)%
Axfood AB (2,105) (56,976)
Beijer Ref AB, Class B (2) (1,753) (23,523)
EQT AB (2) (11,640) (329,571)
(410,070)
—
Switzerland - (0.2)%
Bachem Holding AG, Class B (2) (2,005) (155,270)
DSM-Firmenich AG (2) (462) (46,982)
SIG Group AG (2) (6,839) (157,509)
Sika AG (Registered) (2) (485) (158,147)
Straumann Holding AG
(Registered) (2) (333) (53,814)
(571,722)
—
United Kingdom - (0.2)%
ConvaTec Group plc (2)(b) (19,418) (60,427)
Ocado Group plc (2) (6,901) (66,663)
Persimmon plc (2) (941) (16,633)
Rentokil Initial plc (2) (7,697) (43,382)
TechnipFMC plc (17,362) (349,671)
Wise plc, Class A (2) (7,809) (86,848)
(623,624)
—
United States - (9.8)%
Advanced Drainage Systems, Inc. (1,202) (169,049)
Affirm Holdings, Inc., Class A (6,508) (319,803)
agilon health, Inc. (33,148) (416,007)
Arrowhead Pharmaceuticals, Inc. (16,638) (509,123)
Aspen Technology, Inc. (715) (157,407)
Avery Dennison Corp. (457) (92,387)
Avis Budget Group, Inc. (591) (104,761)
Axon Enterprise, Inc. (550) (142,082)
Azenta, Inc. (6,039) (393,380)
Ball Corp. (3,361) (193,325)
Bentley Systems, Inc., Class B (1,346) (70,234)
BJ's Wholesale Club Holdings, Inc. (7,996) (533,013)
Brighthouse Financial, Inc. (1,593) (84,302)
Brookfield Renewable Corp., Class
A (723) (20,811)
Cadence Bank (5,415) (160,230)
Catalent, Inc. (4,954) (222,583)
Celanese Corp., Class A (3,718) (577,666)
Ceridian HCM Holding, Inc. (4,165) (279,555)
ChampionX Corp. (2,937) (85,790)
Chart Industries, Inc. (5,154) (702,644)
Churchill Downs, Inc. (4,765) (642,941)
Civitas Resources, Inc. (353) (24,138)
Clarivate plc (14,667) (135,816)
Cloudflare, Inc., Class A (1,946) (162,024)
Coinbase Global, Inc., Class A (1,628) (283,142)
Confluent, Inc., Class A (12,794) (299,380)
Coty, Inc., Class A (2,125) (26,393)
Credit Acceptance Corp. (275) (146,501)
DISH Network Corp., Class A (9,650) (55,681)
Entegris, Inc. (4,068) (487,428)
First Financial Bankshares, Inc. (5,720) (173,316)
Fortrea Holdings, Inc. (1,536) (53,606)
Freshpet, Inc. (2,084) (180,808)
Frontier Communications Parent,
Inc. (1,706) (43,230)
INVESTMENTS SHARES VALUE ($)
United States - (9.8)% (continued)
GCI Liberty, Inc. Escrow, Class A
(3) (114) —
Ginkgo Bioworks Holdings, Inc.,
Class A (259,501) (438,557)
Glacier Bancorp, Inc. (1,956) (80,822)
Globant SA (164) (39,029)
Goodyear Tire & Rubber Co. (The) (31,679) (453,643)
Hayward Holdings, Inc. (34,922) (474,939)
IAC, Inc. (917) (48,032)
ICU Medical, Inc. (1,319) (131,557)
Illumina, Inc. (1,048) (145,924)
Ionis Pharmaceuticals, Inc. (7,727) (390,909)
Karuna Therapeutics, Inc. (1,503) (475,715)
Kinsale Capital Group, Inc. (242) (81,048)
Kohl's Corp. (17,923) (514,032)
Kyndryl Holdings, Inc. (7,609) (158,115)
Light & Wonder, Inc. (1,656) (135,974)
Lithia Motors, Inc., Class A (256) (84,296)
Lumentum Holdings, Inc. (7,769) (407,251)
MACOM Technology Solutions
Holdings, Inc. (348) (32,347)
Masimo Corp. (4,859) (569,523)
Mercury Systems, Inc. (6,291) (230,062)
MKS Instruments, Inc. (897) (92,274)
MP Materials Corp. (18,309) (363,434)
nCino, Inc. (384) (12,914)
Neogen Corp. (20,145) (405,116)
New Fortress Energy, Inc. (311) (11,734)
News Corp., Class A (16,831) (413,201)
Nordstrom, Inc. (7,347) (135,552)
Norwegian Cruise Line Holdings
Ltd. (34,609) (693,564)
Novanta, Inc. (1,478) (248,910)
Ormat Technologies, Inc. (1,944) (147,336)
Paramount Global, Class B (6,065) (89,701)
Paycor HCM, Inc. (12,338) (266,377)
Peloton Interactive, Inc., Class A (15,881) (96,715)
Permian Resources Corp., Class A (27,617) (375,591)
Planet Fitness, Inc., Class A (4,200) (306,600)
Power Integrations, Inc. (146) (11,988)
Quanta Services, Inc. (3,162) (682,360)
QuantumScape Corp. (42,548) (295,709)
QuidelOrtho Corp. (469) (34,565)
R1 RCM, Inc. (9,031) (95,458)
Range Resources Corp. (2,219) (67,546)
Repligen Corp. (3,723) (669,395)
RH (2,434) (709,461)
RingCentral, Inc., Class A (4,337) (147,241)
ROBLOX Corp., Class A (10,287) (470,322)
Roivant Sciences Ltd. (6,739) (75,679)
Schlumberger NV (2,039) (106,110)
Seagate Technology Holdings plc (5,770) (492,585)
SentinelOne, Inc., Class A (10,566) (289,931)
SiteOne Landscape Supply, Inc. (595) (96,688)
Snap, Inc., Class A (17,228) (291,670)
SolarEdge Technologies, Inc. (3,940) (368,784)
Sotera Health Co. (2,543) (42,850)
SouthState Corp. (1,490) (125,831)
Southwest Gas Holdings, Inc. (3,368) (213,363)
Sunrun, Inc. (14,640) (287,383)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
United States - (9.8)% (continued)
Take-Two Interactive Software, Inc. (1,129) (181,713)
Tandem Diabetes Care, Inc. (7,176) (212,266)
Tempur Sealy International, Inc. (10,076) (513,574)
Topgolf Callaway Brands Corp. (8,813) (126,378)
Toro Co. (The) (331) (31,773)
Tractor Supply Co. (782) (168,153)
Trex Co., Inc. (3,952) (327,186)
Unity Software, Inc. (8,507) (347,851)
Valaris Ltd. (167) (11,451)
VF Corp. (695) (13,066)
Viasat, Inc. (3,428) (95,813)
Waters Corp. (631) (207,744)
Watsco, Inc. (806) (345,347)
Weatherford International plc (1,236) (120,918)
Western Alliance Bancorp (2,115) (139,146)
Western Digital Corp. (1,920) (100,550)
Wolfspeed, Inc. (5,776) (251,314)
YETI Holdings, Inc. (1,423) (73,683)
(25,342,195)
—
TOTAL COMMON STOCKS
(Proceeds $(32,088,376)) (34,665,446)
PREFERRED STOCKS - (0.1)%
Germany - (0.1)%
Dr Ing hc F Porsche AG
(Preference) (2)(b) (3,353) (295,323)
Sartorius AG (Preference) (2) (224) (82,257)
TOTAL PREFERRED STOCKS
(Proceeds $(417,704)) (377,580)
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)
(Proceeds $–) (97) –
TOTAL SHORT POSITIONS
(Proceeds $(32,506,080)) (35,043,026)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.3%
(Cost $228,486,482) 252,624,021
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.7% ‡ 9,702,305
NET ASSETS - 100.0% 262,326,326
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 7,844,630 3.0%
Consumer Discretionary 17,974,066 6.8
Consumer Staples 4,102,185 1.6
Energy 6,971,427 2.6
Financials 22,526,228 8.6
Foreign Government Securities 28,718,889 10.9
Health Care 7,838,731 3.0
Industrials 15,635,676 6.0
Information Technology 26,967,477 10.3
Materials 3,826,248 1.5
Real Estate 636,259 0.2
Utilities 472,942 0.2
Investment Companies 43,215,832 16.5
U.S. Treasury Obligations 65,893,431 25.1
Total Investments In Securities
At Value 252,624,021 96.3
Other Assets in Excess of
Liabilities ‡ 9,702,305 3.7
Net Assets
$ 262,326,326 100.0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2023 amounted to $38,365,575, which is inclusive of rehypothecated amounts disclosed below.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2023 amounted to $(621,740), which represents (0.24)%
of net assets of the Fund.

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at December 31, 2023 amounted to $9,826,405.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2023 amounted to $28,718,889, which represents 10.95% of net assets of the Fund.
(e) Inflation protected security.
(f) Represents 7-day effective yield as of December 31, 2023.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(h) The rate shown was the effective yield at the date of purchase.
(i) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Total return swap contracts outstanding as of December 31, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 01/19/2024 EUR (6,627,768) $ 18,079
Swiss Market
Index March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 03/15/2024 CHF (14,959,350) 20,286
Total unrealized appreciation 38,365
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(-0.10%) Monthly BANA 03/20/2024 AUD (436,167) (13,350)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.95%) Monthly BANA 03/20/2024 CAD (2,537,491) (35,336)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly BANA 03/20/2024 EUR 1,592,728 (3,307)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.09%) Monthly BANA 03/20/2024 EUR (554,979) (2,366)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly BANA 03/20/2024 EUR 214,843 $ (591)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.02%) Monthly BANA 03/20/2024 SEK (14,209,907) (52,333)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.08%) Monthly BANA 03/20/2024 CHF (2,062,204) (8,749)
Total unrealized depreciation (116,032)
Net unrealized depreciation $ (77,667)
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 60 1/2024 USD $ 4,622,400 $ (126,410)
Hang Seng Index 6 1/2024 HKD 658,206 19,033
IBEX 35 Index 13 1/2024 EUR 1,447,506 (10,469)
LME Aluminum Base Metal 1 1/2024 USD 58,913 3,710
LME Aluminum Base Metal 1 1/2024 USD 58,794 3,991
LME Aluminum Base Metal 2 1/2024 USD 117,625 7,429
LME Aluminum Base Metal 2 1/2024 USD 117,625 7,869
LME Aluminum Base Metal 3 1/2024 USD 176,427 8,721
LME Aluminum Base Metal 4 1/2024 USD 234,550 5,006
LME Aluminum Base Metal 4 1/2024 USD 234,664 8,025
LME Aluminum Base Metal 4 1/2024 USD 235,725 14,088
LME Aluminum Base Metal 7 1/2024 USD 411,863 22,079
LME Aluminum Base Metal 12 1/2024 USD 704,337 33,713
LME Copper Base Metal 1 1/2024 USD 212,463 12,394
LME Copper Base Metal 1 1/2024 USD 212,499 11,840
LME Copper Base Metal 1 1/2024 USD 212,721 9,587
LME Copper Base Metal 1 1/2024 USD 212,536 10,882
LME Copper Base Metal 1 1/2024 USD 211,917 11,577
LME Copper Base Metal 1 1/2024 USD 212,428 14,476
LME Copper Base Metal 1 1/2024 USD 212,250 11,623
LME Copper Base Metal 2 1/2024 USD 423,911 19,943
LME Copper Base Metal 2 1/2024 USD 424,575 25,715

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 5 1/2024 USD $ 1,059,395 $ 46,547
LME Copper Base Metal 5 1/2024 USD 1,058,426 67,677
LME Lead Base Metal 1 1/2024 USD 51,123 (1,567)
LME Lead Base Metal 1 1/2024 USD 51,257 (995)
LME Lead Base Metal 1 1/2024 USD 50,995 (1,608)
LME Lead Base Metal 1 1/2024 USD 51,087 110
LME Lead Base Metal 1 1/2024 USD 50,897 (3,168)
LME Lead Base Metal 1 1/2024 USD 50,863 (2,276)
LME Lead Base Metal 1 1/2024 USD 51,322 (1,878)
LME Lead Base Metal 2 1/2024 USD 102,675 (2,918)
LME Lead Base Metal 3 1/2024 USD 152,885 (8,448)
LME Nickel Base Metal 1 1/2024 USD 98,250 (13,953)
LME Nickel Base Metal 1 1/2024 USD 98,456 (13,177)
LME Nickel Base Metal 1 1/2024 USD 98,430 (13,803)
LME Nickel Base Metal 1 1/2024 USD 98,276 (14,179)
LME Zinc Base Metal 1 1/2024 USD 66,000 2,630
LME Zinc Base Metal 1 1/2024 USD 66,144 4,310
LME Zinc Base Metal 3 1/2024 USD 197,756 9,487
RBOB Gasoline 12 1/2024 USD 1,061,575 14,390
100 oz Gold 48 2/2024 USD 9,944,640 273,235
Brent Crude Oil 47 2/2024 USD 3,614,770 28,673
Lean Hogs 25 2/2024 USD 679,750 (23,105)
Live Cattle 5 2/2024 USD 337,000 (16,442)
LME Aluminum Base Metal 1 2/2024 USD 59,223 3,482
LME Aluminum Base Metal 1 2/2024 USD 59,225 3,097
LME Aluminum Base Metal 1 2/2024 USD 59,279 3,726
LME Aluminum Base Metal 1 2/2024 USD 59,063 2,174
LME Aluminum Base Metal 1 2/2024 USD 59,078 2,510
LME Aluminum Base Metal 2 2/2024 USD 118,425 7,075
LME Aluminum Base Metal 2 2/2024 USD 118,188 4,787
LME Aluminum Base Metal 3 2/2024 USD 177,685 9,828
LME Aluminum Base Metal 3 2/2024 USD 177,516 11,457
LME Aluminum Base Metal 4 2/2024 USD 236,800 13,598
LME Aluminum Base Metal 4 2/2024 USD 237,263 17,002
LME Aluminum Base Metal 8 2/2024 USD 472,876 26,885
LME Copper Base Metal 1 2/2024 USD 213,238 3,522
LME Copper Base Metal 1 2/2024 USD 213,006 10,049
LME Copper Base Metal 1 2/2024 USD 213,100 8,063
LME Copper Base Metal 1 2/2024 USD 212,760 9,637
LME Copper Base Metal 2 2/2024 USD 425,975 16,157
LME Copper Base Metal 2 2/2024 USD 425,601 17,499
LME Copper Base Metal 2 2/2024 USD 426,734 7,178
LME Copper Base Metal 4 2/2024 USD 853,672 10,040
LME Lead Base Metal 1 2/2024 USD 51,481 (2,985)
LME Lead Base Metal 1 2/2024 USD 51,558 (5,643)
LME Lead Base Metal 1 2/2024 USD 51,691 (1,524)
LME Lead Base Metal 1 2/2024 USD 51,670 (2,140)
LME Lead Base Metal 1 2/2024 USD 51,539 (4,739)
LME Lead Base Metal 1 2/2024 USD 51,494 (2,752)
LME Lead Base Metal 1 2/2024 USD 51,648 (2,856)
LME Lead Base Metal 1 2/2024 USD 51,363 (1,678)
LME Lead Base Metal 2 2/2024 USD 102,855 (6,042)
LME Lead Base Metal 3 2/2024 USD 154,669 (13,625)
LME Lead Base Metal 3 2/2024 USD 154,688 (15,321)
LME Nickel Base Metal 1 2/2024 USD 98,985 (9,268)
LME Nickel Base Metal 1 2/2024 USD 98,878 (9,125)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 1 2/2024 USD $ 99,189 $ 3,315
LME Nickel Base Metal 1 2/2024 USD 99,207 (17)
LME Zinc Base Metal 1 2/2024 USD 66,465 1,967
LME Zinc Base Metal 1 2/2024 USD 66,469 3,391
LME Zinc Base Metal 2 2/2024 USD 132,937 4,781
LME Zinc Base Metal 2 2/2024 USD 132,913 5,287
LME Zinc Base Metal 2 2/2024 USD 132,937 9,456
LME Zinc Base Metal 2 2/2024 USD 132,753 3,476
Low Sulphur Gasoil 22 2/2024 USD 1,632,950 (5,512)
Natural Gas 4 2/2024 USD 93,080 (970)
NY Harbor ULSD 11 2/2024 USD 1,152,782 (57,347)
RBOB Gasoline 12 2/2024 USD 1,071,403 (32,162)
Sugar No. 11 101 2/2024 USD 2,328,010 (526,589)
WTI Crude Oil 39 2/2024 USD 2,801,760 (64,236)
Australia 10 Year Bond 651 3/2024 AUD 51,775,661 1,404,562
Australia 3 Year Bond 59 3/2024 AUD 4,296,180 33,693
Coffee 'C' 20 3/2024 USD 1,412,250 111,695
Corn 177 3/2024 USD 4,170,563 (140,869)
Cotton No. 2 10 3/2024 USD 405,000 5,857
Euro STOXX 50 Index 276 3/2024 EUR 13,842,076 (111,363)
Euro-Bobl 49 3/2024 EUR 6,451,738 110,159
Euro-BTP 26 3/2024 EUR 3,422,510 119,419
Euro-Buxl 11 3/2024 EUR 1,713,441 122,353
Euro-OAT 33 3/2024 EUR 4,787,677 160,774
Euro-Schatz 6 3/2024 EUR 705,689 724
Feeder Cattle 5 3/2024 USD 557,750 (2,640)
FTSE 100 Index 73 3/2024 GBP 7,217,381 93,107
FTSE/MIB Index 138 3/2024 EUR 23,248,624 (82,740)
Japan 10 Year Bond 33 3/2024 JPY 34,289,574 267,139
KC HRW Wheat 6 3/2024 USD 192,600 (407)
LME Aluminum Base Metal 1 3/2024 USD 59,517 6,089
LME Aluminum Base Metal 1 3/2024 USD 59,442 5,589
LME Aluminum Base Metal 2 3/2024 USD 118,921 11,115
LME Aluminum Base Metal 2 3/2024 USD 119,075 7,019
LME Aluminum Base Metal 2 3/2024 USD 119,063 7,457
LME Aluminum Base Metal 3 3/2024 USD 178,001 13,555
LME Aluminum Base Metal 4 3/2024 USD 237,991 25,479
LME Aluminum Base Metal 4 3/2024 USD 237,622 21,710
LME Aluminum Base Metal 5 3/2024 USD 296,938 22,773
LME Aluminum Base Metal 28 3/2024 USD 1,666,700 90,359
LME Copper Base Metal 1 3/2024 USD 213,873 855
LME Copper Base Metal 1 3/2024 USD 213,702 2,759
LME Copper Base Metal 1 3/2024 USD 213,444 (41)
LME Copper Base Metal 1 3/2024 USD 213,829 (140)
LME Copper Base Metal 1 3/2024 USD 213,780 4,773
LME Copper Base Metal 1 3/2024 USD 213,888 8
LME Copper Base Metal 2 3/2024 USD 427,238 8,904
LME Copper Base Metal 2 3/2024 USD 427,950 (3,387)
LME Copper Base Metal 2 3/2024 USD 427,365 11,701
LME Copper Base Metal 5 3/2024 USD 1,067,875 6,439
LME Copper Base Metal 35 3/2024 USD 7,486,063 330,462
LME Lead Base Metal 1 3/2024 USD 51,814 951
LME Lead Base Metal 1 3/2024 USD 51,808 1,145
LME Lead Base Metal 1 3/2024 USD 51,819 1,091
LME Lead Base Metal 1 3/2024 USD 51,783 (1,470)
LME Lead Base Metal 1 3/2024 USD 51,713 (1,590)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 1 3/2024 USD $ 51,814 $ 237
LME Lead Base Metal 1 3/2024 USD 51,791 (24)
LME Lead Base Metal 2 3/2024 USD 103,525 (130)
LME Lead Base Metal 2 3/2024 USD 103,425 (180)
LME Lead Base Metal 2 3/2024 USD 103,632 (470)
LME Lead Base Metal 2 3/2024 USD 103,425 (459)
LME Lead Base Metal 29 3/2024 USD 1,502,563 (38,126)
LME Nickel Base Metal 1 3/2024 USD 99,603 (1,530)
LME Nickel Base Metal 1 3/2024 USD 99,510 (1,883)
LME Nickel Base Metal 1 3/2024 USD 99,485 (2,855)
LME Nickel Base Metal 1 3/2024 USD 99,360 (1,443)
LME Nickel Base Metal 1 3/2024 USD 99,429 (24)
LME Nickel Base Metal 2 3/2024 USD 199,236 (890)
LME Nickel Base Metal 8 3/2024 USD 796,464 (49,839)
LME Zinc Base Metal 1 3/2024 USD 66,476 4,606
LME Zinc Base Metal 1 3/2024 USD 66,514 5,342
LME Zinc Base Metal 1 3/2024 USD 66,450 (23)
LME Zinc Base Metal 2 3/2024 USD 133,012 12,145
LME Zinc Base Metal 2 3/2024 USD 132,997 9,241
LME Zinc Base Metal 37 3/2024 USD 2,463,738 159,606
Long Gilt 9 3/2024 GBP 1,177,700 37,273
Low Sulphur Gasoil 21 3/2024 USD 1,542,975 (51,799)
Russell 2000 E-Mini Index 9 3/2024 USD 921,465 35,057
S&P 500 E-Mini Index 98 3/2024 USD 23,618,000 468,618
S&P Midcap 400 E-Mini Index 2 3/2024 USD 561,900 25,812
Silver 6 3/2024 USD 722,580 1,057
Soybean 43 3/2024 USD 2,790,700 (89,302)
Soybean Meal 84 3/2024 USD 3,242,400 (246,996)
TOPIX Index 148 3/2024 JPY 24,834,610 117,602
U.S. Treasury 10 Year Note 503 3/2024 USD 56,705,390 1,207,569
U.S. Treasury 2 Year Note 27 3/2024 USD 5,559,047 42,471
U.S. Treasury 5 Year Note 238 3/2024 USD 25,867,625 469,236
U.S. Treasury Long Bond 112 3/2024 USD 13,947,500 769,428
U.S. Treasury Ultra Bond 53 3/2024 USD 7,053,969 460,407
Wheat 21 3/2024 USD 659,400 4,208
100 oz Gold 8 4/2024 USD 1,673,440 (1,593)
Total of long contracts 5,916,689
Short Contracts
CAC 40 10 Euro Index (128) 1/2024 EUR (10,675,638) 52,025
LME Aluminum Base Metal (1) 1/2024 USD (58,794) (4,076)
LME Aluminum Base Metal (1) 1/2024 USD (58,913) (3,624)
LME Aluminum Base Metal (2) 1/2024 USD (117,625) (7,043)
LME Aluminum Base Metal (2) 1/2024 USD (117,625) (8,101)
LME Aluminum Base Metal (3) 1/2024 USD (176,427) (8,223)
LME Aluminum Base Metal (4) 1/2024 USD (234,550) (4,412)
LME Aluminum Base Metal (4) 1/2024 USD (234,664) (6,726)
LME Aluminum Base Metal (4) 1/2024 USD (235,725) (14,473)
LME Aluminum Base Metal (7) 1/2024 USD (411,863) (21,078)
LME Aluminum Base Metal (12) 1/2024 USD (704,337) (32,979)
LME Copper Base Metal (1) 1/2024 USD (212,721) (9,223)
LME Copper Base Metal (1) 1/2024 USD (212,536) (11,488)
LME Copper Base Metal (1) 1/2024 USD (212,499) (12,152)
LME Copper Base Metal (1) 1/2024 USD (212,250) (11,378)
LME Copper Base Metal (1) 1/2024 USD (211,917) (11,576)
LME Copper Base Metal (1) 1/2024 USD (212,428) (14,780)
LME Copper Base Metal (1) 1/2024 USD (212,463) (13,415)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (2) 1/2024 USD $ (423,911) $ (21,290)
LME Copper Base Metal (2) 1/2024 USD (424,575) (25,430)
LME Copper Base Metal (5) 1/2024 USD (1,058,426) (66,637)
LME Copper Base Metal (5) 1/2024 USD (1,059,395) (46,882)
LME Lead Base Metal (1) 1/2024 USD (50,995) 1,629
LME Lead Base Metal (1) 1/2024 USD (51,087) 95
LME Lead Base Metal (1) 1/2024 USD (50,897) 2,893
LME Lead Base Metal (1) 1/2024 USD (51,322) 1,901
LME Lead Base Metal (1) 1/2024 USD (51,123) 1,523
LME Lead Base Metal (1) 1/2024 USD (50,863) 2,185
LME Lead Base Metal (1) 1/2024 USD (51,257) 864
LME Lead Base Metal (2) 1/2024 USD (102,675) 2,594
LME Lead Base Metal (3) 1/2024 USD (152,885) 7,969
LME Nickel Base Metal (1) 1/2024 USD (98,456) 12,346
LME Nickel Base Metal (1) 1/2024 USD (98,276) 14,508
LME Nickel Base Metal (1) 1/2024 USD (98,430) 13,377
LME Nickel Base Metal (1) 1/2024 USD (98,250) 14,545
LME Zinc Base Metal (1) 1/2024 USD (66,000) (2,253)
LME Zinc Base Metal (1) 1/2024 USD (66,144) (4,647)
LME Zinc Base Metal (3) 1/2024 USD (197,756) (8,119)
Natural Gas (16) 1/2024 USD (402,240) (30,207)
NY Harbor ULSD (10) 1/2024 USD (1,062,138) 61,098
OMXS30 Index (420) 1/2024 SEK (9,999,207) (221,154)
WTI Crude Oil (68) 1/2024 USD (4,872,200) 87,163
LME Aluminum Base Metal (1) 2/2024 USD (59,078) (2,681)
LME Aluminum Base Metal (1) 2/2024 USD (59,223) (3,390)
LME Aluminum Base Metal (1) 2/2024 USD (59,063) (2,140)
LME Aluminum Base Metal (1) 2/2024 USD (59,279) (3,778)
LME Aluminum Base Metal (1) 2/2024 USD (59,225) (3,028)
LME Aluminum Base Metal (2) 2/2024 USD (118,188) (4,693)
LME Aluminum Base Metal (2) 2/2024 USD (118,425) (7,323)
LME Aluminum Base Metal (3) 2/2024 USD (177,516) (10,900)
LME Aluminum Base Metal (3) 2/2024 USD (177,685) (10,188)
LME Aluminum Base Metal (4) 2/2024 USD (237,263) (17,119)
LME Aluminum Base Metal (4) 2/2024 USD (236,800) (13,812)
LME Aluminum Base Metal (8) 2/2024 USD (472,876) (27,067)
LME Copper Base Metal (1) 2/2024 USD (213,006) (11,084)
LME Copper Base Metal (1) 2/2024 USD (213,100) (8,571)
LME Copper Base Metal (1) 2/2024 USD (213,238) (3,103)
LME Copper Base Metal (1) 2/2024 USD (212,760) (10,388)
LME Copper Base Metal (2) 2/2024 USD (426,734) (7,492)
LME Copper Base Metal (2) 2/2024 USD (425,601) (19,106)
LME Copper Base Metal (2) 2/2024 USD (425,975) (15,561)
LME Copper Base Metal (4) 2/2024 USD (853,672) (10,033)
LME Lead Base Metal (1) 2/2024 USD (51,539) 5,137
LME Lead Base Metal (1) 2/2024 USD (51,481) 3,192
LME Lead Base Metal (1) 2/2024 USD (51,691) 1,646
LME Lead Base Metal (1) 2/2024 USD (51,648) 2,724
LME Lead Base Metal (1) 2/2024 USD (51,558) 5,240
LME Lead Base Metal (1) 2/2024 USD (51,670) 2,328
LME Lead Base Metal (1) 2/2024 USD (51,363) 1,600
LME Lead Base Metal (1) 2/2024 USD (51,494) 2,503
LME Lead Base Metal (2) 2/2024 USD (102,855) 5,715
LME Lead Base Metal (3) 2/2024 USD (154,669) 14,823
LME Lead Base Metal (3) 2/2024 USD (154,688) 14,980
LME Nickel Base Metal (1) 2/2024 USD (98,878) 9,134

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 2/2024 USD $ (99,207) $ (1,260)
LME Nickel Base Metal (1) 2/2024 USD (99,189) (3,642)
LME Nickel Base Metal (1) 2/2024 USD (98,985) 8,742
LME Zinc Base Metal (1) 2/2024 USD (66,469) (3,175)
LME Zinc Base Metal (1) 2/2024 USD (66,465) (1,843)
LME Zinc Base Metal (2) 2/2024 USD (132,937) (8,783)
LME Zinc Base Metal (2) 2/2024 USD (132,937) (5,468)
LME Zinc Base Metal (2) 2/2024 USD (132,913) (5,543)
LME Zinc Base Metal (2) 2/2024 USD (132,753) (3,058)
Canada 10 Year Bond (73) 3/2024 CAD (6,837,500) (43,525)
Copper (3) 3/2024 USD (291,788) (431)
DAX Index (32) 3/2024 EUR (14,936,885) 70,489
Euro-Bund (36) 3/2024 EUR (5,451,438) (45,045)
LME Aluminum Base Metal (1) 3/2024 USD (59,517) (6,241)
LME Aluminum Base Metal (1) 3/2024 USD (59,442) (5,901)
LME Aluminum Base Metal (2) 3/2024 USD (119,063) (7,258)
LME Aluminum Base Metal (2) 3/2024 USD (119,075) (5,837)
LME Aluminum Base Metal (2) 3/2024 USD (118,921) (11,354)
LME Aluminum Base Metal (3) 3/2024 USD (178,001) (13,539)
LME Aluminum Base Metal (4) 3/2024 USD (237,622) (21,371)
LME Aluminum Base Metal (4) 3/2024 USD (237,991) (25,581)
LME Aluminum Base Metal (5) 3/2024 USD (296,938) (23,612)
LME Aluminum Base Metal (43) 3/2024 USD (2,559,575) (197,468)
LME Copper Base Metal (1) 3/2024 USD (213,829) 843
LME Copper Base Metal (1) 3/2024 USD (213,888) (265)
LME Copper Base Metal (1) 3/2024 USD (213,702) (2,754)
LME Copper Base Metal (1) 3/2024 USD (213,444) (321)
LME Copper Base Metal (1) 3/2024 USD (213,873) (1,101)
LME Copper Base Metal (1) 3/2024 USD (213,780) (4,108)
LME Copper Base Metal (2) 3/2024 USD (427,365) (12,370)
LME Copper Base Metal (2) 3/2024 USD (427,950) 3,007
LME Copper Base Metal (2) 3/2024 USD (427,238) (9,218)
LME Copper Base Metal (5) 3/2024 USD (1,067,875) (4,863)
LME Copper Base Metal (9) 3/2024 USD (1,924,988) (19,236)
LME Lead Base Metal (1) 3/2024 USD (51,819) (1,056)
LME Lead Base Metal (1) 3/2024 USD (51,814) (192)
LME Lead Base Metal (1) 3/2024 USD (51,791) (26)
LME Lead Base Metal (1) 3/2024 USD (51,814) (966)
LME Lead Base Metal (1) 3/2024 USD (51,713) 1,432
LME Lead Base Metal (1) 3/2024 USD (51,808) (1,435)
LME Lead Base Metal (1) 3/2024 USD (51,783) 1,223
LME Lead Base Metal (2) 3/2024 USD (103,632) 563
LME Lead Base Metal (2) 3/2024 USD (103,525) (180)
LME Lead Base Metal (2) 3/2024 USD (103,425) 507
LME Lead Base Metal (2) 3/2024 USD (103,425) 185
LME Lead Base Metal (6) 3/2024 USD (310,875) (1,597)
LME Nickel Base Metal (1) 3/2024 USD (99,485) 3,922
LME Nickel Base Metal (1) 3/2024 USD (99,603) 1,854
LME Nickel Base Metal (1) 3/2024 USD (99,429) (240)
LME Nickel Base Metal (1) 3/2024 USD (99,510) 1,677
LME Nickel Base Metal (1) 3/2024 USD (99,360) 1,825
LME Nickel Base Metal (2) 3/2024 USD (199,236) 864
LME Nickel Base Metal (11) 3/2024 USD (1,095,138) 2,191
LME Zinc Base Metal (1) 3/2024 USD (66,514) (5,490)
LME Zinc Base Metal (1) 3/2024 USD (66,450) (303)
LME Zinc Base Metal (1) 3/2024 USD (66,476) (4,310)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (2) 3/2024 USD $ (132,997) $ (9,770)
LME Zinc Base Metal (2) 3/2024 USD (133,012) (11,618)
S&P/TSX 60 Index (38) 3/2024 CAD (7,286,548) (230,004)
Soybean Oil (27) 3/2024 USD (780,516) 16,169
SPI 200 Index (96) 3/2024 AUD (12,405,116) (213,422)
Aluminum (1) 4/2024 USD (59,638) (6,037)
Platinum (6) 10/2024 JPY (96,064) (4,203)
Platinum (1) 12/2024 JPY (15,986) (56)
Total of short contracts (1,336,669)
Net value $ 4,580,020
Forward foreign currency exchange contracts outstanding as of December 31, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,880,500 USD 1,240,166 CITI 3/20/2024 $ 44,299
AUD 1,880,500 USD 1,240,160 JPMC 3/20/2024 44,305
BRL 21,800,001 USD 4,376,171 CITI
**
3/20/2024 78,818
BRL 21,800,000 USD 4,376,149 JPMC
**
3/20/2024 78,840
CAD 19,134,500 USD 14,140,814 CITI 3/20/2024 315,080
CAD 19,134,500 USD 14,140,483 JPMC 3/20/2024 315,411
CHF 20,000 USD 23,146 CITI 3/20/2024 825
CHF 20,000 USD 23,146 JPMC 3/20/2024 825
CLP 150,000,000 USD 169,016 CITI
**
3/20/2024 500
CLP 150,000,000 USD 169,015 JPMC
**
3/20/2024 500
CNY 28,008,125 USD 3,939,759 CITI
**
3/20/2024 12,079
CNY 28,008,125 USD 3,939,740 JPMC
**
3/20/2024 12,100
COP 2,750,000,000 USD 675,742 CITI
**
3/20/2024 22,928
COP 2,750,000,000 USD 675,739 JPMC
**
3/20/2024 22,932
CZK 16,000,000 USD 708,371 CITI 3/20/2024 5,614
CZK 16,000,000 USD 708,368 JPMC 3/20/2024 5,617
DKK 1,500 USD 218 CITI 3/20/2024 5
DKK 1,500 USD 218 JPMC 3/20/2024 5
EUR 12,337,571 USD 13,463,004 CITI 3/20/2024 199,507
EUR 11,260,180 USD 12,272,407 JPMC 3/20/2024 197,012
GBP 8,064,002 USD 10,217,243 CITI 3/20/2024 65,465
GBP 7,210,998 USD 9,133,246 JPMC 3/20/2024 61,765
HKD 106,000 USD 13,590 CITI 3/20/2024 9
HKD 106,000 USD 13,590 JPMC 3/20/2024 9
HUF 910,339,334 USD 2,563,697 CITI 3/20/2024 37,826
HUF 910,339,334 USD 2,563,685 JPMC 3/20/2024 37,839
IDR 3,139,506,172 USD 202,865 CITI
**
3/20/2024 1,024
IDR 3,139,506,172 USD 202,863 JPMC
**
3/20/2024 1,026
INR 584,923,500 USD 6,994,068 CITI
**
3/20/2024 9,878
INR 584,923,500 USD 6,994,033 JPMC
**
3/20/2024 9,913
KRW 1,603,641,249 USD 1,228,146 CITI
**
3/20/2024 15,789
KRW 1,603,641,251 USD 1,228,269 JPMC
**
3/20/2024 15,666
MXN 160,056,500 USD 9,094,604 CITI 3/20/2024 212,698
MXN 160,056,500 USD 9,094,559 JPMC 3/20/2024 212,744
NOK 97,036,500 USD 9,017,815 CITI 3/20/2024 549,558
NOK 97,036,500 USD 9,017,770 JPMC 3/20/2024 549,603
NZD 829,000 USD 509,730 CITI 3/20/2024 14,427

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NZD 829,000 USD 509,727 JPMC 3/20/2024 $ 14,429
PLN 3,449,500 USD 861,557 CITI 3/20/2024 14,193
PLN 3,449,500 USD 861,553 JPMC 3/20/2024 14,197
SEK 217,500 USD 20,991 CITI 3/20/2024 640
SEK 217,500 USD 20,991 JPMC 3/20/2024 640
SGD 359,500 USD 270,864 CITI 3/20/2024 2,512
SGD 359,500 USD 270,862 JPMC 3/20/2024 2,514
TWD 25,500,000 USD 826,033 CITI
**
3/20/2024 18,727
TWD 25,500,000 USD 826,029 JPMC
**
3/20/2024 18,731
USD 995,677 CHF 828,500 CITI 3/20/2024 2,691
USD 995,682 CHF 828,500 JPMC 3/20/2024 2,696
USD 515,495 CLP 450,000,000 CITI
**
3/20/2024 6,949
USD 515,498 CLP 450,000,000 JPMC
**
3/20/2024 6,952
USD 65,113 CNY 460,000 CITI
**
3/20/2024 209
USD 65,114 CNY 460,000 JPMC
**
3/20/2024 209
USD 89,620 CZK 2,000,000 CITI 3/20/2024 372
USD 89,621 CZK 2,000,000 JPMC 3/20/2024 373
USD 859,399 EUR 774,501 CITI 3/20/2024 1,724
USD 1,355,157 EUR 1,221,499 JPMC 3/20/2024 2,481
USD 4,449,512 GBP 3,479,999 CITI 3/20/2024 12,035
USD 3,940,398 GBP 3,081,001 JPMC 3/20/2024 11,700
USD 663,896 HKD 5,172,000 CITI 3/20/2024 367
USD 663,899 HKD 5,172,000 JPMC 3/20/2024 370
USD 28,617 HUF 10,000,000 CITI 3/20/2024 40
USD 28,617 HUF 10,000,000 JPMC 3/20/2024 40
USD 253,366 KRW 325,000,000 CITI
**
3/20/2024 1,265
USD 253,367 KRW 324,999,998 JPMC
**
3/20/2024 1,267
USD 99 NOK 1,000 CITI 3/20/2024 –
USD 99 NOK 1,000 JPMC 3/20/2024 –
USD 542,609 PHP 30,000,000 CITI
**
3/20/2024 745
USD 542,612 PHP 30,000,000 JPMC
**
3/20/2024 748
USD 295,913 PLN 1,162,500 CITI 3/20/2024 781
USD 295,915 PLN 1,162,500 JPMC 3/20/2024 783
USD 33,247 TWD 1,000,000 CITI
**
3/20/2024 119
USD 33,247 TWD 1,000,000 JPMC
**
3/20/2024 120
ZAR 38,865,501 USD 2,069,602 CITI 3/20/2024 40,725
ZAR 38,865,501 USD 2,069,592 JPMC 3/20/2024 40,736
JPY 1,539,818,500 USD 10,777,316 CITI 3/21/2024 278,452
JPY 1,539,818,500 USD 10,777,262 JPMC 3/21/2024 278,506
Total unrealized appreciation 3,932,479
AUD 929,000 USD 636,397 CITI 3/20/2024 (1,849)
AUD 929,000 USD 636,394 JPMC 3/20/2024 (1,846)
BRL 642,500 USD 131,668 CITI
**
3/20/2024 (368)
BRL 642,500 USD 131,668 JPMC
**
3/20/2024 (368)
CAD 500 USD 378 CITI 3/20/2024 –
CAD 500 USD 378 JPMC 3/20/2024 –
CLP 1,266,481,500 USD 1,445,629 CITI
**
3/20/2024 (14,375)
CLP 1,266,481,500 USD 1,445,622 JPMC
**
3/20/2024 (14,367)
CNY 8,346,875 USD 1,178,442 CITI
**
3/20/2024 (729)
CNY 8,346,875 USD 1,178,436 JPMC
**
3/20/2024 (724)
CZK 21,000,000 USD 942,214 CITI 3/20/2024 (5,110)
CZK 21,000,000 USD 942,210 JPMC 3/20/2024 (5,105)
HUF 372,669,666 USD 1,069,985 CITI 3/20/2024 (4,988)
HUF 372,669,666 USD 1,069,980 JPMC 3/20/2024 (4,983)
INR 20,000,000 USD 239,729 CITI
**
3/20/2024 (246)
INR 20,000,000 USD 239,727 JPMC
**
3/20/2024 (245)
KRW 1,403,641,250 USD 1,094,879 CITI
**
3/20/2024 (6,083)
KRW 1,403,641,248 USD 1,094,873 JPMC
**
3/20/2024 (6,077)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
MXN 6,500,000 USD 379,451 CITI 3/20/2024 $ (1,475)
MXN 6,500,000 USD 379,449 JPMC 3/20/2024 (1,473)
NOK 1,500,000 USD 148,026 CITI 3/20/2024 (133)
NOK 1,500,000 USD 148,026 JPMC 3/20/2024 (132)
SEK 8,500 USD 854 CITI 3/20/2024 (9)
SEK 8,500 USD 854 JPMC 3/20/2024 (8)
USD 4,392,714 AUD 6,598,500 CITI 3/20/2024 (114,355)
USD 4,392,736 AUD 6,598,500 JPMC 3/20/2024 (114,333)
USD 612,694 BRL 3,026,501 CITI
**
3/20/2024 (5,793)
USD 612,063 BRL 3,026,500 JPMC
**
3/20/2024 (6,424)
USD 1,624,054 CAD 2,198,000 CITI 3/20/2024 (36,509)
USD 1,623,953 CAD 2,198,000 JPMC 3/20/2024 (36,611)
USD 14,818,408 CHF 12,750,500 CITI 3/20/2024 (463,509)
USD 14,818,482 CHF 12,750,500 JPMC 3/20/2024 (463,435)
USD 56,285 CLP 50,000,000 CITI
**
3/20/2024 (220)
USD 56,286 CLP 50,000,000 JPMC
**
3/20/2024 (220)
USD 403,984 CNY 2,870,000 CITI
**
3/20/2024 (962)
USD 403,986 CNY 2,870,000 JPMC
**
3/20/2024 (960)
USD 89,193 CZK 2,000,000 CITI 3/20/2024 (55)
USD 89,194 CZK 2,000,000 JPMC 3/20/2024 (55)
USD 371,557 DKK 2,526,000 CITI 3/20/2024 (4,007)
USD 371,559 DKK 2,526,000 JPMC 3/20/2024 (4,005)
USD 43,140,936 EUR 39,600,432 CITI 3/20/2024 (712,215)
USD 41,032,590 EUR 37,687,042 JPMC 3/20/2024 (701,691)
USD 12,059,557 GBP 9,549,808 CITI 3/20/2024 (117,756)
USD 10,975,205 GBP 8,696,801 JPMC 3/20/2024 (114,409)
USD 39,501 HKD 308,000 CITI 3/20/2024 (13)
USD 39,501 HKD 308,000 JPMC 3/20/2024 (13)
USD 99,820 HUF 35,000,000 CITI 3/20/2024 (202)
USD 99,820 HUF 35,000,000 JPMC 3/20/2024 (201)
USD 73,840 IDR 1,139,506,172 CITI
**
3/20/2024 (163)
USD 73,841 IDR 1,139,506,172 JPMC
**
3/20/2024 (162)
USD 611,661 ILS 2,261,500 CITI 3/20/2024 (14,429)
USD 611,664 ILS 2,261,500 JPMC 3/20/2024 (14,426)
USD 553,811 KRW 724,999,999 CITI
**
3/20/2024 (8,567)
USD 553,814 KRW 725,000,003 JPMC
**
3/20/2024 (8,565)
USD 170,630 MXN 3,000,000 CITI 3/20/2024 (3,821)
USD 170,631 MXN 3,000,000 JPMC 3/20/2024 (3,820)
USD 1,018,868 NOK 10,666,500 CITI 3/20/2024 (32,803)
USD 1,018,873 NOK 10,666,500 JPMC 3/20/2024 (32,797)
USD 10,571,401 NZD 17,180,000 CITI 3/20/2024 (291,096)
USD 10,571,454 NZD 17,180,000 JPMC 3/20/2024 (291,043)
USD 629,550 PHP 35,000,000 CITI
**
3/20/2024 (2,624)
USD 629,553 PHP 35,000,000 JPMC
**
3/20/2024 (2,621)
USD 152,316 PLN 600,500 CITI 3/20/2024 (137)
USD 152,317 PLN 600,500 JPMC 3/20/2024 (137)
USD 5,591,715 SEK 57,790,500 CITI 3/20/2024 (155,570)
USD 5,591,743 SEK 57,790,500 JPMC 3/20/2024 (155,542)
USD 3,960,134 SGD 5,262,500 CITI 3/20/2024 (41,648)
USD 3,960,154 SGD 5,262,500 JPMC 3/20/2024 (41,628)
USD 33,114 TWD 1,000,000 CITI
**
3/20/2024 (14)
USD 33,114 TWD 1,000,000 JPMC
**
3/20/2024 (14)
USD 347,156 ZAR 6,500,000 CITI 3/20/2024 (5,782)
USD 347,158 ZAR 6,500,000 JPMC 3/20/2024 (5,780)
USD 4,017,908 JPY 574,491,500 CITI 3/21/2024 (106,893)
USD 4,017,928 JPY 574,491,500 JPMC 3/21/2024 (106,873)
Total unrealized depreciation (4,295,601)
Net unrealized depreciation $ (363,122)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
December 31, 2023
** Non-deliverable forward foreign currency exchange contracts.
Collateral pledged to, or (received from), each counterparty at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 7,563,047 $ 7,563,047
CITI
Cash 1,058 – 1,058
Investment Companies 1,973,573 – 1,973,573
GSCO
Cash – 1,515,911 1,515,911
JPMC
Investment Companies 2,664,711 – 2,664,711
JPMS
Cash – (1,268,939) (1,268,939)
MSCL
Cash – (109,396) (109,396)
MSCS
U.S. Treasury Bills 1,108,246 – 1,108,246
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 1,051,744 $ 1,051,744
JPPC
Cash – 462,051 462,051
MSCL
Cash – 2,292,755 2,292,755

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2023
Shares
Held At
12/31/2023
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 46.5%
INVESTMENT COMPANIES - 46.5%
Limited Purpose
Cash Investment
Fund,
5.37% (1)(a)
(Cost $212,120,688)
$222,417,600
$1,120,108,794
$(1,130,340,049)
$5,998
$(562)
$212,191,781
212,276,692
$11,269,103
$–
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of December 31, 2023.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 91.3%
INVESTMENT COMPANIES - 46.5%
Limited Purpose Cash Investment
Fund, 5.37% (1)(a)(b)
(Cost $212,120,688) 212,276,692 212,191,781
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 44.8%
U.S. Treasury Bills
5.41%, 1/11/2024 (c) $ 4,360,000 4,354,303
5.39%, 1/18/2024 (c) 11,313,000 11,286,445
5.41%, 1/25/2024 (c) 9,586,000 9,553,708
5.41%, 2/1/2024 (c) 8,849,000 8,810,114
5.44%, 2/15/2024 (c) 315,000 312,982
5.50%, 2/29/2024 (c) 15,378,000 15,247,575
5.45%, 3/7/2024 (c) 34,679,000 34,353,012
5.45%, 3/14/2024 (c) 30,763,000 30,443,772
5.48%, 4/18/2024 (c) 19,834,000 19,527,911
5.47%, 4/25/2024 (c) 11,635,000 11,444,387
5.47%, 5/2/2024 (c) 8,554,000 8,405,724
5.40%, 5/9/2024 (c) 5,409,000 5,310,183
5.41%, 5/16/2024 (c) 2,600,000 2,550,148
5.37%, 5/23/2024 (c) 26,202,000 25,674,920
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 44.8% (continued)
5.38%, 5/30/2024 (c) $ 6,448,000 6,313,275
5.33%, 6/6/2024 (c) 11,161,000 10,916,760
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $204,412,203) 204,505,219
TOTAL SHORT-TERM INVESTMENTS
(Cost $416,532,891) 416,697,000
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 91.3%
(Cost $416,532,891) 416,697,000
OTHER ASSETS IN EXCESS OF
LIABILITIES - 8.7% ‡ 39,624,157
NET ASSETS - 100.0% 456,321,157
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 212,191,781 46.5%
U.S. Treasury Obligations 204,505,219 44.8
Total Investments In Securities
At Value 416,697,000 91.3
Other Assets in Excess of
Liabilities ‡ 39,624,157 8.7
Net Assets
$ 456,321,157 100.0%
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of December 31, 2023.
(b) For the period ended December 31, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(c) The rate shown was the effective yield at the date of purchase.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 4 1/2024 USD $ 308,160 $ (7,255)
LME Aluminum Base Metal 1 1/2024 USD 58,961 2,583

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 4 1/2024 USD $ 235,175 $ 15,963
LME Aluminum Base Metal 6 1/2024 USD 352,725 27,357
LME Aluminum Base Metal 6 1/2024 USD 353,813 14,795
LME Aluminum Base Metal 11 1/2024 USD 647,075 37,064
LME Aluminum Base Metal 12 1/2024 USD 705,600 50,659
LME Aluminum Base Metal 19 1/2024 USD 1,117,438 71,721
LME Aluminum Base Metal 24 1/2024 USD 1,414,350 80,419
LME Aluminum Base Metal 29 1/2024 USD 1,700,488 36,291
LME Aluminum Base Metal 42 1/2024 USD 2,463,972 84,267
LME Aluminum Base Metal 44 1/2024 USD 2,592,150 158,723
LME Aluminum Base Metal 47 1/2024 USD 2,764,023 136,631
LME Aluminum Base Metal 93 1/2024 USD 5,471,888 293,339
LME Aluminum Base Metal 169 1/2024 USD 9,919,413 474,128
LME Copper Base Metal 1 1/2024 USD 212,721 9,587
LME Copper Base Metal 1 1/2024 USD 211,956 10,244
LME Copper Base Metal 1 1/2024 USD 211,598 10,987
LME Copper Base Metal 2 1/2024 USD 425,363 19,519
LME Copper Base Metal 2 1/2024 USD 424,855 28,953
LME Copper Base Metal 3 1/2024 USD 636,506 37,734
LME Copper Base Metal 3 1/2024 USD 637,607 36,642
LME Copper Base Metal 3 1/2024 USD 636,638 42,044
LME Copper Base Metal 7 1/2024 USD 1,486,013 94,196
LME Copper Base Metal 8 1/2024 USD 1,693,134 98,998
LME Copper Base Metal 9 1/2024 USD 1,910,250 104,610
LME Copper Base Metal 12 1/2024 USD 2,549,988 142,077
LME Copper Base Metal 13 1/2024 USD 2,754,924 138,640
LME Copper Base Metal 18 1/2024 USD 3,813,822 163,674
LME Copper Base Metal 51 1/2024 USD 10,795,948 669,113
LME Lead Base Metal 1 1/2024 USD 51,257 (1,220)
LME Lead Base Metal 2 1/2024 USD 102,175 219
LME Lead Base Metal 2 1/2024 USD 102,213 (1,243)
LME Lead Base Metal 3 1/2024 USD 152,936 (5,566)
LME Lead Base Metal 4 1/2024 USD 204,047 (1,464)
LME Lead Base Metal 5 1/2024 USD 255,701 (7,187)
LME Lead Base Metal 5 1/2024 USD 256,125 (7,589)
LME Lead Base Metal 6 1/2024 USD 306,740 (8,576)
LME Lead Base Metal 7 1/2024 USD 359,251 (13,149)
LME Lead Base Metal 14 1/2024 USD 713,465 (39,422)
LME Lead Base Metal 17 1/2024 USD 865,245 (51,386)
LME Lead Base Metal 19 1/2024 USD 975,413 (26,412)
LME Lead Base Metal 95 1/2024 USD 4,867,895 (104,096)
LME Nickel Base Metal 2 1/2024 USD 197,252 (26,443)
LME Nickel Base Metal 2 1/2024 USD 197,409 (24,927)
LME Nickel Base Metal 2 1/2024 USD 196,963 (27,623)
LME Nickel Base Metal 2 1/2024 USD 197,169 (26,097)
LME Nickel Base Metal 3 1/2024 USD 296,208 (33,913)
LME Nickel Base Metal 3 1/2024 USD 295,925 (38,884)
LME Nickel Base Metal 3 1/2024 USD 296,161 (28,658)
LME Nickel Base Metal 3 1/2024 USD 295,213 (42,734)
LME Nickel Base Metal 4 1/2024 USD 393,823 (50,930)
LME Nickel Base Metal 7 1/2024 USD 687,930 (99,254)
LME Nickel Base Metal 8 1/2024 USD 786,411 (105,332)
LME Nickel Base Metal 10 1/2024 USD 984,300 (128,730)
LME Zinc Base Metal 2 1/2024 USD 132,000 9,544
LME Zinc Base Metal 2 1/2024 USD 132,120 9,002
LME Zinc Base Metal 3 1/2024 USD 198,225 18,249

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 5 1/2024 USD $ 331,089 $ 20,886
LME Zinc Base Metal 6 1/2024 USD 396,000 13,632
LME Zinc Base Metal 7 1/2024 USD 461,781 28,329
LME Zinc Base Metal 8 1/2024 USD 529,250 37,877
LME Zinc Base Metal 10 1/2024 USD 661,313 56,210
LME Zinc Base Metal 10 1/2024 USD 660,910 54,851
LME Zinc Base Metal 13 1/2024 USD 859,602 75,664
LME Zinc Base Metal 19 1/2024 USD 1,252,456 59,790
LME Zinc Base Metal 22 1/2024 USD 1,451,725 74,928
LME Zinc Base Metal 22 1/2024 USD 1,451,450 74,213
LME Zinc Base Metal 33 1/2024 USD 2,182,744 145,076
Natural Gas 30 1/2024 GBP 895,030 (66,486)
Natural Gas 39 1/2024 USD 980,460 (314,066)
Natural Gas 65 1/2024 EUR 1,615,646 (327,745)
WTI Crude Oil 11 1/2024 USD 788,150 (5,508)
100 oz Gold 624 2/2024 USD 129,280,320 3,636,976
Brent Crude Oil 108 2/2024 USD 8,306,280 (212,015)
Brent Crude Oil 776 2/2024 USD 59,682,160 738,064
Lean Hogs 289 2/2024 USD 7,857,910 (261,926)
LME Aluminum Base Metal 1 2/2024 USD 59,279 3,582
LME Aluminum Base Metal 2 2/2024 USD 118,188 4,787
LME Aluminum Base Metal 5 2/2024 USD 295,938 18,141
LME Aluminum Base Metal 8 2/2024 USD 472,626 20,034
LME Aluminum Base Metal 8 2/2024 USD 473,780 27,962
LME Aluminum Base Metal 8 2/2024 USD 472,500 17,388
LME Aluminum Base Metal 9 2/2024 USD 533,680 38,653
LME Aluminum Base Metal 10 2/2024 USD 590,000 29,745
LME Aluminum Base Metal 12 2/2024 USD 707,814 34,300
LME Aluminum Base Metal 18 2/2024 USD 1,066,050 54,755
LME Aluminum Base Metal 20 2/2024 USD 1,184,250 69,190
LME Aluminum Base Metal 25 2/2024 USD 1,479,300 98,100
LME Aluminum Base Metal 40 2/2024 USD 2,368,000 137,905
LME Aluminum Base Metal 46 2/2024 USD 2,728,525 193,146
LME Aluminum Base Metal 48 2/2024 USD 2,842,956 158,386
LME Aluminum Base Metal 51 2/2024 USD 3,014,585 177,299
LME Copper Base Metal 1 2/2024 USD 213,006 11,179
LME Copper Base Metal 2 2/2024 USD 426,785 7,779
LME Copper Base Metal 2 2/2024 USD 425,950 17,815
LME Copper Base Metal 4 2/2024 USD 852,800 17,989
LME Copper Base Metal 4 2/2024 USD 851,202 35,162
LME Copper Base Metal 5 2/2024 USD 1,064,938 42,135
LME Copper Base Metal 5 2/2024 USD 1,063,800 48,183
LME Copper Base Metal 5 2/2024 USD 1,066,063 10,397
LME Copper Base Metal 9 2/2024 USD 1,918,350 60,712
LME Copper Base Metal 9 2/2024 USD 1,916,663 61,914
LME Copper Base Metal 9 2/2024 USD 1,917,900 72,569
LME Copper Base Metal 10 2/2024 USD 2,132,000 62,149
LME Copper Base Metal 17 2/2024 USD 3,625,050 59,881
LME Copper Base Metal 18 2/2024 USD 3,840,602 64,361
LME Copper Base Metal 42 2/2024 USD 8,963,556 91,480
LME Lead Base Metal 2 2/2024 USD 102,855 (6,042)
LME Lead Base Metal 3 2/2024 USD 154,442 (8,955)
LME Lead Base Metal 3 2/2024 USD 154,050 (3,224)
LME Lead Base Metal 3 2/2024 USD 155,009 (6,249)
LME Lead Base Metal 3 2/2024 USD 154,549 (12,251)
LME Lead Base Metal 4 2/2024 USD 206,250 (20,428)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 4 2/2024 USD $ 206,225 $ (18,167)
LME Lead Base Metal 5 2/2024 USD 256,973 (14,916)
LME Lead Base Metal 9 2/2024 USD 463,849 (49,512)
LME Lead Base Metal 11 2/2024 USD 568,131 (30,848)
LME Lead Base Metal 18 2/2024 USD 924,525 (36,484)
LME Lead Base Metal 25 2/2024 USD 1,287,350 (61,466)
LME Lead Base Metal 25 2/2024 USD 1,292,275 (43,386)
LME Nickel Base Metal 1 2/2024 USD 99,114 (2,679)
LME Nickel Base Metal 1 2/2024 USD 99,134 (949)
LME Nickel Base Metal 1 2/2024 USD 99,207 1,074
LME Nickel Base Metal 3 2/2024 USD 297,153 (10,656)
LME Nickel Base Metal 4 2/2024 USD 396,276 (22,536)
LME Nickel Base Metal 4 2/2024 USD 395,870 (32,975)
LME Nickel Base Metal 5 2/2024 USD 494,392 (47,334)
LME Nickel Base Metal 6 2/2024 USD 594,360 (33,372)
LME Nickel Base Metal 6 2/2024 USD 593,911 (55,610)
LME Nickel Base Metal 8 2/2024 USD 792,984 (16,027)
LME Nickel Base Metal 8 2/2024 USD 791,597 (83,063)
LME Nickel Base Metal 9 2/2024 USD 892,701 29,836
LME Nickel Base Metal 9 2/2024 USD 891,702 (30,255)
LME Nickel Base Metal 11 2/2024 USD 1,089,033 (84,244)
LME Zinc Base Metal 2 2/2024 USD 132,682 4,986
LME Zinc Base Metal 4 2/2024 USD 265,843 909
LME Zinc Base Metal 5 2/2024 USD 332,438 14,723
LME Zinc Base Metal 6 2/2024 USD 398,868 23,463
LME Zinc Base Metal 9 2/2024 USD 598,347 21,145
LME Zinc Base Metal 9 2/2024 USD 596,237 53,166
LME Zinc Base Metal 12 2/2024 USD 797,583 27,764
LME Zinc Base Metal 13 2/2024 USD 863,931 25,860
LME Zinc Base Metal 14 2/2024 USD 930,559 48,167
LME Zinc Base Metal 16 2/2024 USD 1,063,496 41,248
LME Zinc Base Metal 17 2/2024 USD 1,129,756 44,936
LME Zinc Base Metal 18 2/2024 USD 1,192,752 56,817
LME Zinc Base Metal 20 2/2024 USD 1,327,525 31,559
LME Zinc Base Metal 21 2/2024 USD 1,392,836 41,414
LME Zinc Base Metal 26 2/2024 USD 1,728,181 105,611
Low Sulphur Gasoil 13 2/2024 USD 964,925 8,611
Natural Gas 166 2/2024 USD 3,862,820 (11,654)
Natural Gas 256 2/2024 USD 5,957,120 14,971
RBOB Gasoline 236 2/2024 USD 21,070,930 (653,789)
SGX Iron Ore 681 2/2024 USD 9,448,194 216,926
Sugar No. 11 1,448 2/2024 USD 33,375,821 (7,687,286)
Coffee 'C' 295 3/2024 USD 20,830,688 4,430,924
Copper 4 3/2024 USD 389,050 (3,299)
Corn 2,637 3/2024 USD 62,134,313 (2,547,603)
Cotton No. 2 12 3/2024 USD 486,000 364
Cotton No. 2 38 3/2024 USD 1,539,000 (615)
Cotton No. 2 114 3/2024 USD 4,617,000 70,305
Feeder Cattle 54 3/2024 USD 6,023,700 6,336
KC HRW Wheat 90 3/2024 USD 2,889,000 24,656
LME Aluminum Base Metal 1 3/2024 USD 59,424 5,494
LME Aluminum Base Metal 4 3/2024 USD 238,141 25,180
LME Aluminum Base Metal 5 3/2024 USD 296,938 23,121
LME Aluminum Base Metal 5 3/2024 USD 298,000 2,676
LME Aluminum Base Metal 6 3/2024 USD 357,212 28,485
LME Aluminum Base Metal 6 3/2024 USD 356,762 33,344

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 8 3/2024 USD $ 476,250 $ 29,826
LME Aluminum Base Metal 10 3/2024 USD 595,428 25,648
LME Aluminum Base Metal 11 3/2024 USD 654,893 38,197
LME Aluminum Base Metal 15 3/2024 USD 892,748 91,328
LME Aluminum Base Metal 31 3/2024 USD 1,839,346 140,066
LME Aluminum Base Metal 34 3/2024 USD 2,022,924 216,572
LME Aluminum Base Metal 46 3/2024 USD 2,734,309 257,072
LME Aluminum Base Metal 56 3/2024 USD 3,326,708 303,799
LME Aluminum Base Metal 65 3/2024 USD 3,874,000 14,237
LME Aluminum Base Metal 86 3/2024 USD 5,120,225 229,472
LME Aluminum Base Metal 866 3/2024 USD 51,548,650 2,845,969
LME Copper Base Metal 1 3/2024 USD 213,800 6,031
LME Copper Base Metal 1 3/2024 USD 213,963 (1,409)
LME Copper Base Metal 2 3/2024 USD 427,650 732
LME Copper Base Metal 6 3/2024 USD 1,282,976 (840)
LME Copper Base Metal 7 3/2024 USD 1,496,936 (7,432)
LME Copper Base Metal 9 3/2024 USD 1,924,331 1,205
LME Copper Base Metal 9 3/2024 USD 1,922,963 36,880
LME Copper Base Metal 9 3/2024 USD 1,923,316 24,833
LME Copper Base Metal 10 3/2024 USD 2,137,607 46,378
LME Copper Base Metal 10 3/2024 USD 2,137,803 40,026
LME Copper Base Metal 13 3/2024 USD 2,777,869 76,058
LME Copper Base Metal 19 3/2024 USD 4,055,431 (779)
LME Copper Base Metal 20 3/2024 USD 4,277,750 153
LME Copper Base Metal 29 3/2024 USD 6,205,275 (53,553)
LME Copper Base Metal 30 3/2024 USD 6,408,563 133,553
LME Copper Base Metal 37 3/2024 USD 7,902,275 47,647
LME Copper Base Metal 484 3/2024 USD 103,521,550 3,747,856
LME Lead Base Metal 1 3/2024 USD 51,713 (147)
LME Lead Base Metal 2 3/2024 USD 103,425 (525)
LME Lead Base Metal 4 3/2024 USD 206,850 (819)
LME Lead Base Metal 5 3/2024 USD 259,079 (1,174)
LME Lead Base Metal 5 3/2024 USD 259,095 5,140
LME Lead Base Metal 6 3/2024 USD 310,883 5,706
LME Lead Base Metal 6 3/2024 USD 310,575 (389)
LME Lead Base Metal 8 3/2024 USD 414,326 (295)
LME Lead Base Metal 10 3/2024 USD 517,825 (14,201)
LME Lead Base Metal 10 3/2024 USD 517,125 (16,651)
LME Lead Base Metal 11 3/2024 USD 569,993 (4,905)
LME Lead Base Metal 12 3/2024 USD 621,828 (698)
LME Lead Base Metal 80 3/2024 USD 4,144,600 91,609
LME Lead Base Metal 406 3/2024 USD 21,035,875 (199,184)
LME Nickel Base Metal 1 3/2024 USD 99,343 598
LME Nickel Base Metal 1 3/2024 USD 99,603 (1,530)
LME Nickel Base Metal 3 3/2024 USD 298,674 (1,369)
LME Nickel Base Metal 5 3/2024 USD 497,331 (8,613)
LME Nickel Base Metal 6 3/2024 USD 596,577 (141)
LME Nickel Base Metal 7 3/2024 USD 695,522 (10,099)
LME Nickel Base Metal 7 3/2024 USD 694,693 (10,507)
LME Nickel Base Metal 11 3/2024 USD 1,094,332 (31,403)
LME Nickel Base Metal 13 3/2024 USD 1,290,804 (5,354)
LME Nickel Base Metal 14 3/2024 USD 1,394,652 (7,799)
LME Nickel Base Metal 86 3/2024 USD 8,561,988 (177,213)
LME Zinc Base Metal 1 3/2024 USD 66,549 5,846
LME Zinc Base Metal 2 3/2024 USD 132,988 2,973
LME Zinc Base Metal 3 3/2024 USD 199,556 7,681

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 3 3/2024 USD $ 199,500 $ 2,073
LME Zinc Base Metal 4 3/2024 USD 265,994 18,382
LME Zinc Base Metal 5 3/2024 USD 332,744 19,604
LME Zinc Base Metal 6 3/2024 USD 399,293 32,825
LME Zinc Base Metal 10 3/2024 USD 664,500 4,379
LME Zinc Base Metal 11 3/2024 USD 732,531 111,548
LME Zinc Base Metal 13 3/2024 USD 864,773 74,009
LME Zinc Base Metal 14 3/2024 USD 931,084 84,042
LME Zinc Base Metal 14 3/2024 USD 931,189 73,647
LME Zinc Base Metal 14 3/2024 USD 930,664 60,522
LME Zinc Base Metal 20 3/2024 USD 1,331,120 63,060
LME Zinc Base Metal 659 3/2024 USD 43,881,163 2,682,777
Low Sulphur Gasoil 362 3/2024 USD 26,597,950 (697,653)
Silver 65 3/2024 USD 7,827,950 38,504
Silver 83 3/2024 USD 9,995,690 (4,090)
Soybean 643 3/2024 USD 41,730,700 (796,142)
Soybean Meal 783 3/2024 USD 30,223,800 (2,649,084)
Wheat 312 3/2024 USD 9,796,800 104,772
100 oz Gold 153 4/2024 USD 32,004,540 (29,516)
Lean Hogs 3 4/2024 USD 89,820 (497)
Platinum 19 10/2024 JPY 304,202 2,649
ECX Emission 224 12/2024 EUR 19,874,279 (363,703)
Phelix De Base Electricity 3 12/2024 EUR 2,770,918 (66,476)
Platinum 5 12/2024 JPY 79,929 271
Total of long contracts 8,305,872
Short Contracts
Brent Crude Oil (8) 1/2024 USD (616,320) (20,437)
LME Aluminum Base Metal (1) 1/2024 USD (58,961) (2,635)
LME Aluminum Base Metal (4) 1/2024 USD (235,175) (16,306)
LME Aluminum Base Metal (6) 1/2024 USD (353,813) (15,871)
LME Aluminum Base Metal (6) 1/2024 USD (352,725) (27,128)
LME Aluminum Base Metal (11) 1/2024 USD (647,075) (37,982)
LME Aluminum Base Metal (12) 1/2024 USD (705,600) (51,287)
LME Aluminum Base Metal (19) 1/2024 USD (1,117,438) (69,143)
LME Aluminum Base Metal (24) 1/2024 USD (1,414,350) (84,861)
LME Aluminum Base Metal (29) 1/2024 USD (1,700,488) (31,798)
LME Aluminum Base Metal (42) 1/2024 USD (2,463,972) (70,296)
LME Aluminum Base Metal (44) 1/2024 USD (2,592,150) (161,507)
LME Aluminum Base Metal (47) 1/2024 USD (2,764,023) (126,449)
LME Aluminum Base Metal (93) 1/2024 USD (5,471,888) (278,112)
LME Aluminum Base Metal (169) 1/2024 USD (9,919,413) (475,941)
LME Copper Base Metal (1) 1/2024 USD (212,721) (9,223)
LME Copper Base Metal (1) 1/2024 USD (211,956) (10,508)
LME Copper Base Metal (1) 1/2024 USD (211,598) (12,326)
LME Copper Base Metal (2) 1/2024 USD (425,363) (19,468)
LME Copper Base Metal (2) 1/2024 USD (424,855) (30,010)
LME Copper Base Metal (3) 1/2024 USD (636,638) (42,495)
LME Copper Base Metal (3) 1/2024 USD (637,607) (35,852)
LME Copper Base Metal (3) 1/2024 USD (636,506) (37,170)
LME Copper Base Metal (7) 1/2024 USD (1,486,013) (92,334)
LME Copper Base Metal (8) 1/2024 USD (1,693,134) (99,244)
LME Copper Base Metal (9) 1/2024 USD (1,910,250) (104,099)
LME Copper Base Metal (12) 1/2024 USD (2,549,988) (145,445)
LME Copper Base Metal (13) 1/2024 USD (2,754,924) (150,483)
LME Copper Base Metal (18) 1/2024 USD (3,813,822) (168,907)
LME Copper Base Metal (51) 1/2024 USD (10,795,948) (675,200)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (1) 1/2024 USD $ (51,257) $ 1,461
LME Lead Base Metal (2) 1/2024 USD (102,213) 1,628
LME Lead Base Metal (2) 1/2024 USD (102,175) 190
LME Lead Base Metal (3) 1/2024 USD (152,936) 4,983
LME Lead Base Metal (4) 1/2024 USD (204,047) 738
LME Lead Base Metal (5) 1/2024 USD (255,701) 6,238
LME Lead Base Metal (5) 1/2024 USD (256,125) 6,487
LME Lead Base Metal (6) 1/2024 USD (306,740) 9,138
LME Lead Base Metal (7) 1/2024 USD (359,251) 11,381
LME Lead Base Metal (14) 1/2024 USD (713,465) 37,189
LME Lead Base Metal (17) 1/2024 USD (865,245) 47,592
LME Lead Base Metal (19) 1/2024 USD (975,413) 24,641
LME Lead Base Metal (95) 1/2024 USD (4,867,895) 81,355
LME Nickel Base Metal (2) 1/2024 USD (197,169) 27,560
LME Nickel Base Metal (2) 1/2024 USD (197,409) 23,738
LME Nickel Base Metal (2) 1/2024 USD (196,963) 26,831
LME Nickel Base Metal (2) 1/2024 USD (197,252) 26,207
LME Nickel Base Metal (3) 1/2024 USD (295,925) 37,764
LME Nickel Base Metal (3) 1/2024 USD (296,208) 34,128
LME Nickel Base Metal (3) 1/2024 USD (296,161) 30,736
LME Nickel Base Metal (3) 1/2024 USD (295,213) 43,173
LME Nickel Base Metal (4) 1/2024 USD (393,823) 50,268
LME Nickel Base Metal (7) 1/2024 USD (687,930) 101,559
LME Nickel Base Metal (8) 1/2024 USD (786,411) 102,583
LME Nickel Base Metal (10) 1/2024 USD (984,300) 133,771
LME Zinc Base Metal (2) 1/2024 USD (132,000) (9,968)
LME Zinc Base Metal (2) 1/2024 USD (132,120) (9,345)
LME Zinc Base Metal (3) 1/2024 USD (198,225) (18,609)
LME Zinc Base Metal (5) 1/2024 USD (331,089) (21,847)
LME Zinc Base Metal (6) 1/2024 USD (396,000) (13,973)
LME Zinc Base Metal (7) 1/2024 USD (461,781) (28,528)
LME Zinc Base Metal (8) 1/2024 USD (529,250) (37,547)
LME Zinc Base Metal (10) 1/2024 USD (661,313) (53,964)
LME Zinc Base Metal (10) 1/2024 USD (660,910) (56,438)
LME Zinc Base Metal (13) 1/2024 USD (859,602) (74,754)
LME Zinc Base Metal (19) 1/2024 USD (1,252,456) (54,869)
LME Zinc Base Metal (22) 1/2024 USD (1,451,450) (75,464)
LME Zinc Base Metal (22) 1/2024 USD (1,451,725) (72,043)
LME Zinc Base Metal (33) 1/2024 USD (2,182,744) (152,791)
Natural Gas (232) 1/2024 USD (5,832,480) (50,743)
NY Harbor ULSD (21) 1/2024 USD (2,230,490) 125,781
RBOB Gasoline (22) 1/2024 USD (1,946,221) 67,673
WTI Crude Oil (82) 1/2024 USD (5,875,300) 295,921
Live Cattle (12) 2/2024 USD (808,800) 1,401
LME Aluminum Base Metal (1) 2/2024 USD (59,279) (3,782)
LME Aluminum Base Metal (2) 2/2024 USD (118,188) (4,778)
LME Aluminum Base Metal (5) 2/2024 USD (295,938) (17,564)
LME Aluminum Base Metal (8) 2/2024 USD (472,500) (17,124)
LME Aluminum Base Metal (8) 2/2024 USD (473,780) (27,353)
LME Aluminum Base Metal (8) 2/2024 USD (472,626) (20,276)
LME Aluminum Base Metal (9) 2/2024 USD (533,680) (36,961)
LME Aluminum Base Metal (10) 2/2024 USD (590,000) (31,317)
LME Aluminum Base Metal (12) 2/2024 USD (707,814) (34,650)
LME Aluminum Base Metal (18) 2/2024 USD (1,066,050) (55,180)
LME Aluminum Base Metal (20) 2/2024 USD (1,184,250) (73,231)
LME Aluminum Base Metal (25) 2/2024 USD (1,479,300) (90,834)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (40) 2/2024 USD $ (2,368,000) $ (138,133)
LME Aluminum Base Metal (46) 2/2024 USD (2,728,525) (192,781)
LME Aluminum Base Metal (48) 2/2024 USD (2,842,956) (162,964)
LME Aluminum Base Metal (51) 2/2024 USD (3,014,585) (174,371)
LME Copper Base Metal (1) 2/2024 USD (213,006) (11,214)
LME Copper Base Metal (2) 2/2024 USD (426,785) (6,706)
LME Copper Base Metal (2) 2/2024 USD (425,950) (17,665)
LME Copper Base Metal (4) 2/2024 USD (851,202) (37,086)
LME Copper Base Metal (4) 2/2024 USD (852,800) (21,688)
LME Copper Base Metal (5) 2/2024 USD (1,066,063) (7,865)
LME Copper Base Metal (5) 2/2024 USD (1,063,800) (50,926)
LME Copper Base Metal (5) 2/2024 USD (1,064,938) (37,518)
LME Copper Base Metal (9) 2/2024 USD (1,918,350) (66,874)
LME Copper Base Metal (9) 2/2024 USD (1,917,900) (78,549)
LME Copper Base Metal (9) 2/2024 USD (1,916,663) (63,975)
LME Copper Base Metal (10) 2/2024 USD (2,132,000) (64,027)
LME Copper Base Metal (17) 2/2024 USD (3,625,050) (52,732)
LME Copper Base Metal (18) 2/2024 USD (3,840,602) (67,299)
LME Copper Base Metal (42) 2/2024 USD (8,963,556) (97,666)
LME Lead Base Metal (2) 2/2024 USD (102,855) 5,490
LME Lead Base Metal (3) 2/2024 USD (154,549) 11,193
LME Lead Base Metal (3) 2/2024 USD (154,050) 1,942
LME Lead Base Metal (3) 2/2024 USD (154,442) 9,575
LME Lead Base Metal (3) 2/2024 USD (155,009) 6,352
LME Lead Base Metal (4) 2/2024 USD (206,250) 19,739
LME Lead Base Metal (4) 2/2024 USD (206,225) 19,364
LME Lead Base Metal (5) 2/2024 USD (256,973) 14,888
LME Lead Base Metal (9) 2/2024 USD (463,849) 48,804
LME Lead Base Metal (11) 2/2024 USD (568,131) 30,478
LME Lead Base Metal (18) 2/2024 USD (924,525) 34,467
LME Lead Base Metal (25) 2/2024 USD (1,292,275) 39,803
LME Lead Base Metal (25) 2/2024 USD (1,287,350) 68,364
LME Nickel Base Metal (1) 2/2024 USD (99,134) 1,243
LME Nickel Base Metal (1) 2/2024 USD (99,114) 2,403
LME Nickel Base Metal (1) 2/2024 USD (99,207) (26)
LME Nickel Base Metal (3) 2/2024 USD (297,153) 12,118
LME Nickel Base Metal (4) 2/2024 USD (395,870) 34,966
LME Nickel Base Metal (4) 2/2024 USD (396,276) 22,109
LME Nickel Base Metal (5) 2/2024 USD (494,392) 44,993
LME Nickel Base Metal (6) 2/2024 USD (593,911) 51,191
LME Nickel Base Metal (6) 2/2024 USD (594,360) 31,558
LME Nickel Base Metal (8) 2/2024 USD (791,597) 79,879
LME Nickel Base Metal (8) 2/2024 USD (792,984) 10,992
LME Nickel Base Metal (9) 2/2024 USD (891,702) 32,292
LME Nickel Base Metal (9) 2/2024 USD (892,701) (30,888)
LME Nickel Base Metal (11) 2/2024 USD (1,089,033) 81,428
LME Zinc Base Metal (2) 2/2024 USD (132,682) (4,886)
LME Zinc Base Metal (4) 2/2024 USD (265,843) (1,755)
LME Zinc Base Metal (5) 2/2024 USD (332,438) (15,120)
LME Zinc Base Metal (6) 2/2024 USD (398,868) (23,701)
LME Zinc Base Metal (9) 2/2024 USD (596,237) (41,220)
LME Zinc Base Metal (9) 2/2024 USD (598,347) (21,002)
LME Zinc Base Metal (12) 2/2024 USD (797,583) (26,121)
LME Zinc Base Metal (13) 2/2024 USD (863,931) (33,758)
LME Zinc Base Metal (14) 2/2024 USD (930,559) (44,443)
LME Zinc Base Metal (16) 2/2024 USD (1,063,496) (43,746)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (17) 2/2024 USD $ (1,129,756) $ (43,795)
LME Zinc Base Metal (18) 2/2024 USD (1,192,752) (66,112)
LME Zinc Base Metal (20) 2/2024 USD (1,327,525) (32,410)
LME Zinc Base Metal (21) 2/2024 USD (1,392,836) (41,248)
LME Zinc Base Metal (26) 2/2024 USD (1,728,181) (105,255)
NY Harbor ULSD (5) 2/2024 USD (523,992) 24,879
WTI Crude Oil (483) 2/2024 USD (34,698,720) 852,886
Cocoa (9) 3/2024 USD (377,640) 6,616
LME Aluminum Base Metal (1) 3/2024 USD (59,424) (5,427)
LME Aluminum Base Metal (4) 3/2024 USD (238,141) (24,653)
LME Aluminum Base Metal (5) 3/2024 USD (296,938) (23,211)
LME Aluminum Base Metal (5) 3/2024 USD (298,000) (4,765)
LME Aluminum Base Metal (6) 3/2024 USD (356,762) (34,062)
LME Aluminum Base Metal (6) 3/2024 USD (357,212) (30,379)
LME Aluminum Base Metal (8) 3/2024 USD (476,250) (29,032)
LME Aluminum Base Metal (10) 3/2024 USD (595,428) (21,283)
LME Aluminum Base Metal (11) 3/2024 USD (654,893) (32,901)
LME Aluminum Base Metal (15) 3/2024 USD (892,748) (93,609)
LME Aluminum Base Metal (31) 3/2024 USD (1,839,346) (139,908)
LME Aluminum Base Metal (34) 3/2024 USD (2,022,924) (217,434)
LME Aluminum Base Metal (46) 3/2024 USD (2,734,309) (271,424)
LME Aluminum Base Metal (56) 3/2024 USD (3,326,708) (299,303)
LME Aluminum Base Metal (65) 3/2024 USD (3,874,000) (2,105)
LME Aluminum Base Metal (86) 3/2024 USD (5,120,225) (239,300)
LME Aluminum Base Metal (776) 3/2024 USD (46,191,400) (2,911,818)
LME Copper Base Metal (1) 3/2024 USD (213,963) 2,011
LME Copper Base Metal (1) 3/2024 USD (213,800) (6,278)
LME Copper Base Metal (2) 3/2024 USD (427,650) 849
LME Copper Base Metal (6) 3/2024 USD (1,282,976) 5,609
LME Copper Base Metal (7) 3/2024 USD (1,496,936) 8,756
LME Copper Base Metal (9) 3/2024 USD (1,922,963) (35,486)
LME Copper Base Metal (9) 3/2024 USD (1,923,316) (24,789)
LME Copper Base Metal (9) 3/2024 USD (1,924,331) (2,554)
LME Copper Base Metal (10) 3/2024 USD (2,137,803) (47,926)
LME Copper Base Metal (10) 3/2024 USD (2,137,607) (45,759)
LME Copper Base Metal (13) 3/2024 USD (2,777,869) (79,503)
LME Copper Base Metal (19) 3/2024 USD (4,055,431) 3,344
LME Copper Base Metal (20) 3/2024 USD (4,277,750) (8,403)
LME Copper Base Metal (29) 3/2024 USD (6,205,275) 38,662
LME Copper Base Metal (30) 3/2024 USD (6,408,563) (140,441)
LME Copper Base Metal (37) 3/2024 USD (7,902,275) (29,504)
LME Copper Base Metal (130) 3/2024 USD (27,805,375) (657,873)
LME Lead Base Metal (1) 3/2024 USD (51,713) 110
LME Lead Base Metal (2) 3/2024 USD (103,425) 395
LME Lead Base Metal (4) 3/2024 USD (206,850) 1,073
LME Lead Base Metal (5) 3/2024 USD (259,095) (5,483)
LME Lead Base Metal (5) 3/2024 USD (259,079) 1,408
LME Lead Base Metal (6) 3/2024 USD (310,575) (541)
LME Lead Base Metal (6) 3/2024 USD (310,883) (5,798)
LME Lead Base Metal (8) 3/2024 USD (414,326) (212)
LME Lead Base Metal (10) 3/2024 USD (517,825) 12,232
LME Lead Base Metal (10) 3/2024 USD (517,125) 14,322
LME Lead Base Metal (11) 3/2024 USD (569,993) 4,247
LME Lead Base Metal (12) 3/2024 USD (621,828) 1,990
LME Lead Base Metal (80) 3/2024 USD (4,144,600) (114,810)
LME Lead Base Metal (143) 3/2024 USD (7,409,188) 238,508

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 3/2024 USD $ (99,343) $ (726)
LME Nickel Base Metal (1) 3/2024 USD (99,603) 1,854
LME Nickel Base Metal (3) 3/2024 USD (298,674) (153)
LME Nickel Base Metal (5) 3/2024 USD (497,331) 6,954
LME Nickel Base Metal (6) 3/2024 USD (596,577) (1,440)
LME Nickel Base Metal (7) 3/2024 USD (695,522) 12,772
LME Nickel Base Metal (7) 3/2024 USD (694,693) 12,463
LME Nickel Base Metal (11) 3/2024 USD (1,094,332) 43,145
LME Nickel Base Metal (13) 3/2024 USD (1,290,804) 64
LME Nickel Base Metal (14) 3/2024 USD (1,394,652) 8,682
LME Nickel Base Metal (132) 3/2024 USD (13,141,656) 916,348
LME Zinc Base Metal (1) 3/2024 USD (66,549) (5,919)
LME Zinc Base Metal (2) 3/2024 USD (132,988) (3,406)
LME Zinc Base Metal (3) 3/2024 USD (199,556) (8,615)
LME Zinc Base Metal (3) 3/2024 USD (199,500) (2,559)
LME Zinc Base Metal (4) 3/2024 USD (265,994) (19,540)
LME Zinc Base Metal (5) 3/2024 USD (332,744) (20,198)
LME Zinc Base Metal (6) 3/2024 USD (399,293) (33,794)
LME Zinc Base Metal (10) 3/2024 USD (664,500) (3,178)
LME Zinc Base Metal (11) 3/2024 USD (732,531) (26,354)
LME Zinc Base Metal (13) 3/2024 USD (864,773) (79,530)
LME Zinc Base Metal (14) 3/2024 USD (931,189) (76,855)
LME Zinc Base Metal (14) 3/2024 USD (930,664) (60,334)
LME Zinc Base Metal (14) 3/2024 USD (931,084) (81,328)
LME Zinc Base Metal (20) 3/2024 USD (1,331,120) (68,891)
LME Zinc Base Metal (241) 3/2024 USD (16,047,588) (1,098,505)
Milling Wheat No. 2 (45) 3/2024 EUR (552,665) (1,910)
Soybean Oil (26) 3/2024 USD (751,608) 6,464
Aluminum (5) 4/2024 USD (298,188) (24,281)
Live Cattle (1) 4/2024 USD (68,900) 368
Total of short contracts (9,070,708)
Net value $ (764,836)
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 4,399,038 $ 4,399,038
JPPC
Cash – 21,593,207 21,593,207
MSCL
Cash – 17,611,757 17,611,757

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 87.8%
COMMON STOCKS - 5.9%
Italy - 4.6%
A2A SpA (a) 1,627,401 3,342,801
Assicurazioni Generali SpA (a) 182,344 3,852,477
Azimut Holding SpA (a) 57,723 1,508,903
Banco BPM SpA (a) 403,321 2,137,176
Buzzi SpA (a) 93,957 2,857,669
Eni SpA (a) 63,741 1,081,136
Hera SpA (a) 474,416 1,557,939
Intesa Sanpaolo SpA (a) 481,762 1,409,826
Italgas SpA (a) 6,770 38,764
Leonardo SpA (a) 548,248 9,058,762
Pirelli & C SpA (a)(b) 133,824 730,178
Poste Italiane SpA (a)(b) 108,921 1,238,076
Prysmian SpA (a) 93,713 4,271,913
UniCredit SpA (a) 155,164 4,225,068
Unipol Gruppo SpA (a) 474,730 2,709,295
40,019,983
—
United States - 1.3%
Stellantis NV (a) 152,837 3,581,070
Tenaris SA (a) 440,920 7,668,998
11,250,068
—
TOTAL COMMON STOCKS
(Cost $35,220,979) 51,270,051
SHORT-TERM INVESTMENTS - 81.9%
INVESTMENT COMPANIES - 33.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.19% (1)(c)(d) 27,371,962 27,371,962
Limited Purpose Cash Investment
Fund, 5.37% (1)(c)(e) 266,053,535 265,947,113
TOTAL INVESTMENT COMPANIES
(Cost $293,285,350) 293,319,075
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 48.4%
U.S. Treasury Bills
5.40%, 1/4/2024 (f) $ 6,736,000 6,734,043
5.41%, 1/11/2024 (f) 7,630,000 7,620,030
5.41%, 1/25/2024 (f) 2,860,000 2,850,366
5.41%, 2/1/2024 (f) 1,903,000 1,894,637
5.41%, 2/8/2024 (f) 10,916,000 10,856,882
5.44%, 2/15/2024 (f)(g) 34,346,000 34,125,991
5.44%, 2/22/2024 (f)(g) 12,960,000 12,863,658
5.50%, 2/29/2024 (f)(g) 5,153,000 5,109,296
5.45%, 3/14/2024 (f)(g) 66,880,000 66,185,986
5.45%, 3/21/2024 (f)(g) 58,989,000 58,316,938
5.46%, 3/28/2024 (f)(g) 27,385,000 27,045,030
5.49%, 4/4/2024 (f)(g) 26,548,000 26,191,372
5.48%, 4/18/2024 (f)(g) 35,163,000 34,620,346
5.47%, 4/25/2024 (f)(g) 59,823,000 58,842,935
5.40%, 5/9/2024 (f)(g) 15,721,000 15,433,792
5.41%, 5/16/2024 (f)(g) 38,982,000 38,234,569
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 48.4% (continued)
5.37%, 5/23/2024 (f)(g) $ 17,668,000 17,312,590
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $424,042,813) 424,238,461
TOTAL SHORT-TERM INVESTMENTS
(Cost $717,328,163) 717,557,536
TOTAL LONG POSITIONS
(Cost $752,549,142) 768,827,587
SHARES
SHORT POSITIONS - (5.3)%
COMMON STOCKS - (5.3)%
Italy - (5.3)%
Amplifon SpA (88,795) (3,076,802)
Banca Generali SpA (28,907) (1,075,294)
Brunello Cucinelli SpA (17,936) (1,755,440)
Davide Campari-Milano NV (425,581) (4,805,969)
DiaSorin SpA (20,854) (2,149,290)
Enel SpA (230,238) (1,712,928)
ERG SpA (72,865) (2,324,542)
Ferrari NV (7,308) (2,467,230)
FinecoBank Banca Fineco SpA (65,898) (991,380)
Infrastrutture Wireless Italiane SpA
(b) (268,597) (3,400,683)
Interpump Group SpA (23,104) (1,198,655)
Mediobanca Banca di Credito
Finanziario SpA (33,474) (414,802)
Moncler SpA (56,594) (3,484,455)
Nexi SpA (b) (253,338) (2,075,600)
Recordati Industria Chimica e
Farmaceutica SpA (53,237) (2,870,688)
Reply SpA (3,162) (417,918)
Snam SpA (1,113,850) (5,730,669)
Telecom Italia SpA (1) (6,750,209) (2,192,347)
Terna - Rete Elettrica Nazionale (446,356) (3,723,796)
(45,868,488)
—
United Kingdom - (0.0)% †
CNH Industrial NV (19,351) (237,303)
TOTAL COMMON STOCKS
(Proceeds $(45,624,015)) (46,105,791)
TOTAL SHORT POSITIONS
(Proceeds $(45,624,015)) (46,105,791)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 82.5%
(Cost $706,925,127) 722,721,796
OTHER ASSETS IN EXCESS OF
LIABILITIES - 17.5% ‡ 152,572,581
NET ASSETS - 100.0% 875,294,377

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at December
31, 2023 amounted to $51,772,508. In addition, $707,350 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2023 amounted to $(3,508,029), which represents
(0.40)% of net assets of the Fund.
(c) Represents 7-day effective yield as of December 31, 2023.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended December 31, 2023, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (5,593,030) (0.6) %
Consumer Discretionary (3,395,877) (0.4)
Consumer Staples (4,805,969) (0.6)
Energy 8,750,134 1.0
Financials 12,523,744 1.4
Health Care (8,096,780) (0.9)
Industrials 11,894,717 1.4
Information Technology (417,918) 0.0 †
Materials 2,857,669 0.3
Utilities (8,552,430) (1.0)
Investment Companies 293,319,075 33.5
U.S. Treasury Obligations 424,238,461 48.4
Total Investments In Securities
At Value 722,721,796 82.5
Other Assets in Excess of
Liabilities ‡ 152,572,581 17.5
Net Assets
$ 875,294,377 100.0%
Affiliate
Value
At
12/31/2022
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
12/31/2023
Shares
Held At
12/31/2023
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 30.4%
INVESTMENT COMPANIES - 30.4%
Limited Purpose
Cash Investment
Fund,
5.37% (1)(a)
(Cost $265,913,388) $279,889,708 $1,545,979,983 $(1,559,927,625) $37,280 $(32,233) $265,947,113 266,053,535 $15,389,343 $–
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of December 31, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
Forward effective interest rate swap contracts outstanding as of December 31, 2023:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 4.50% Semi 3/18/2026 CAD 64,300,000 $ 429,869 $ 391,306 $ 821,175
Pay 1D CORRA Semi 3.50% Semi 6/17/2026 CAD 36,400,000 55,547 25,931 81,478
Pay 1D CORRA Semi 4.00% Semi 6/17/2026 CAD 2,600,000 9,834 14,327 24,161
Pay 1D CORRA Semi 4.00% Semi 3/20/2034 CAD 24,800,000 (282,857) 1,829,908 1,547,051
Pay 1D SARON Annual 1.50% Annual 3/20/2026 CHF 354,700,000 (1,684,213) 5,375,859 3,691,646
Pay 1D SARON Annual 1.00% Annual 6/19/2026 CHF 24,900,000 (27,148) 37,658 10,510
Pay 1D SOFR Annual 4.00% Annual 6/19/2026 USD 116,700,000 (19,859) 982,672 962,813
Pay 1D SOFR Annual 3.75% Annual 6/19/2034 USD 1,200,000 33,649 2,562 36,211
Pay 1D SONIA Annual 4.25% Annual 3/20/2034 GBP 41,900,000 198,010 4,270,729 4,468,739
Pay 1D SONIA Annual 3.75% Annual 6/19/2034 GBP 24,200,000 1,414,742 (5,951) 1,408,791
Pay 1D SONIA Annual 4.25% Annual 6/19/2034 GBP 37,300,000 2,435,685 1,696,103 4,131,788
Pay 1D TONAR Annual 0.50% Annual 3/23/2026 JPY 50,254,000,000 613,855 1,241,709 1,855,564
Pay 1D TONAR Annual 1.00% Annual 6/19/2034 JPY 4,754,800,000 3,935 250,620 254,555
Pay 3M BBR Qtrly 4.50% Qtrly 6/11/2026 AUD 550,900,000 2,242,718 3,328,942 5,571,660
Pay 6M BBR Semi 4.50% Semi 3/09/2034 AUD 69,700,000 380,293 856,410 1,236,703
Pay 6M BBR Semi 5.00% Semi 3/09/2034 AUD 2,700,000 104,468 18,992 123,460
Pay 6M BBR Semi 5.00% Semi 6/08/2034 AUD 15,000,000 255,203 420,402 675,605
Pay 6M BBR Semi 4.50% Semi 6/08/2034 AUD 36,800,000 (420,427) 1,060,195 639,768
Pay 6M EURIBOR Semi 3.00% Annual 3/20/2034 EUR 37,200,000 (1,044,879) 3,003,143 1,958,264
Pay 6M EURIBOR Semi 3.00% Annual 6/19/2034 EUR 96,000,000 1,336,405 3,971,784 5,308,189
Receive 1D SOFR Annual 3.50% Annual 3/20/2026 USD 309,700,000 5,123,146 (3,269,290) 1,853,856
Receive 6M NIBOR Semi 3.50% Annual 6/17/2026 NOK 146,000,000 13,993 (3,708) 10,285
11,171,969 25,500,303 36,672,272
Pay 1D SOFR Annual 3.25% Annual 3/20/2034 USD 78,600,000 (7,291,968) 6,106,171 (1,185,797)
Receive 1D CORRA Semi 3.00% Semi 6/19/2034 CAD 7,300,000 (5,068) (6,016) (11,084)
Receive 1D CORRA Semi 3.50% Semi 6/19/2034 CAD 1,700,000 (54,588) (1,806) (56,394)
Receive 1D SONIA Annual 5.25% Annual 3/20/2026 GBP 179,000,000 (2,333,267) (3,929,045) (6,262,312)
Receive 1D SONIA Annual 5.00% Annual 6/19/2026 GBP 156,000,000 (4,015,006) (1,477,317) (5,492,323)
Receive 1D SONIA Annual 4.25% Annual 6/19/2026 GBP 124,900,000 (1,954,582) (234,419) (2,189,001)
Receive 1D TONAR Annual 0.50% Annual 6/19/2026 JPY 22,086,500,000 (452,113) (197,493) (649,606)
Receive 1D TONAR Annual 1.00% Annual 3/21/2034 JPY 8,080,000,000 15,837 (655,252) (639,415)
Receive 3M BBR Qtrly 4.50% Qtrly 3/12/2026 AUD 50,900,000 (447,133) (15,818) (462,951)
Receive 3M BBR Qtrly 4.00% Qtrly 3/12/2026 AUD 249,700,000 98,237 (743,513) (645,276)
Receive 3M BBR Qtrly 5.00% Semi 6/10/2026 NZD 66,100,000 (124,093) (473,890) (597,983)
Receive 3M BBR Qtrly 4.00% Qtrly 6/11/2026 AUD 215,300,000 359,687 (1,160,882) (801,195)
Receive 3M STIBOR Qtrly 3.50% Annual 3/18/2026 SEK 1,966,600,000 718,295 (3,780,191) (3,061,896)
Receive 3M STIBOR Qtrly 4.00% Annual 3/18/2026 SEK 2,277,000,000 (938,073) (4,751,953) (5,690,026)
Receive 3M STIBOR Qtrly 3.00% Annual 6/17/2026 SEK 1,165,200,000 (100,445) (1,154,359) (1,254,804)
Receive 3M STIBOR Qtrly 2.50% Annual 6/17/2026 SEK 13,000,000 (1,268) (548) (1,816)
Receive 6M EURIBOR Semi 3.25% Annual 3/20/2026 EUR 157,400,000 307,637 (2,582,114) (2,274,477)
Receive 6M EURIBOR Semi 3.25% Annual 6/19/2026 EUR 655,800,000 (5,601,858) (6,955,150) (12,557,008)
Receive 6M NIBOR Semi 5.00% Annual 3/18/2026 NOK 21,000,000 (12,225) (35,211) (47,436)
Receive 6M NIBOR Semi 4.50% Annual 3/18/2026 NOK 1,595,000,000 455,000 (2,587,325) (2,132,325)
Receive 6M NIBOR Semi 4.00% Annual 6/17/2026 NOK 166,900,000 (30,668) (110,355) (141,023)
(21,407,662) (24,746,486) (46,154,148)
$ (10,235,693) $ 753,817 $ (9,481,876)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at December 31, 2023 were as follows:
1 Day Canadian Overnight Repo Rate Average (”CORRA”): 5.06%
1 Day Secured Overnight Financing Rate (''SOFR''): 5.38%
1 Day Sterling Overnight Index Average (''SONIA''): 5.19%
1 Day Swiss Average Rate Overnight (“SARON”): 1.70%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.04%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 4.36%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 4.05%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 4.45%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 3.86%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 4.84%
Total return swap contracts outstanding as of December 31, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 01/19/2024 EUR (45,763,160) $ 243,114
iBovespa Index
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 02/14/2024 BRL 151,405,850 1,561,878
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 03/14/2024 KRW 1,450,800,000 81,519
KOSPI 200 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 03/14/2024 KRW 11,153,025,000 471,318
TAIEX Index
January Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 01/17/2024 TWD 1,433,174,000 413,518
WIG20 Index
March Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 03/15/2024 PLN 805,460 2,535
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (0.75%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2024 USD 4,191,898 258,836

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2024 MXN 2,281,242 $ 5,061
Total unrealized appreciation 3,037,779
DTOP Index
March Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 03/20/2024 ZAR (1,858,080) (2,414)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 01/30/2024 HKD (77,956,200) (288,220)
HSCEI January
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 01/30/2024 HKD (289,800) (1,113)
Swiss Market
Index March
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 03/15/2024 CHF 89,866,910 (134,083)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.10%) Monthly CITI 03/20/2024 AUD (35,936,765) (1,098,428)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-1.25%) Monthly CITI 03/20/2024 CAD (46,626,392) (653,086)
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.29%) Monthly CITI 03/20/2024 EUR (12,618,125) (29,335)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2024 EUR 9,043,187 (18,624)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.03%) Monthly CITI 03/20/2024 EUR (42,500,682) $ (182,917)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.05%) Monthly CITI 03/20/2024 SGD (10,366,836) (354,475)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.50%) Monthly CITI 03/20/2024 ZAR (17,865,210) (55,860)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.04%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2024 EUR 16,330,313 (43,953)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.46%) Monthly CITI 03/20/2024 SEK (67,240,071) (248,530)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.09%)
Increases in
total return of
reference entity
Monthly CITI 03/20/2024 CHF 10,240,477 (50,251)
Tel Aviv Stock
Exchange 35
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TELBOR plus or
minus a specified
spread (-0.50%) Monthly BANA 03/20/2024 ILS (4,738,743) (9,584)
Total unrealized depreciation (3,170,873)
Net unrealized depreciation $ (133,094)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 1,660 1/2024 USD $ 127,886,400 $ 1,017,450
IBEX 35 Index 850 1/2024 EUR 94,644,614 (680,369)
LME Copper Base Metal 2 1/2024 USD 424,425 28,420
LME Copper Base Metal 9 1/2024 USD 1,904,382 110,771
LME Copper Base Metal 10 1/2024 USD 2,121,688 124,989
LME Copper Base Metal 13 1/2024 USD 2,755,422 129,000
LME Copper Base Metal 18 1/2024 USD 3,809,552 222,745
LME Copper Base Metal 24 1/2024 USD 5,085,096 223,475
LME Copper Base Metal 26 1/2024 USD 5,518,500 301,532
LME Copper Base Metal 30 1/2024 USD 6,368,625 389,796
RBOB Gasoline 257 1/2024 USD 22,735,402 277,341
SGX FTSE Taiwan Index 171 1/2024 USD 10,605,420 147,052
LME Copper Base Metal 8 2/2024 USD 1,707,344 20,080
Low Sulphur Gasoil 545 2/2024 USD 40,452,625 (253,961)
Australia 10 Year Bond 4,169 3/2024 AUD 331,571,019 8,862,590
Corn 545 3/2024 USD 12,841,563 (395,374)
FTSE 100 Index 301 3/2024 GBP 29,759,336 500,430
FTSE/MIB Index 886 3/2024 EUR 149,262,905 (619,884)
Japan 10 Year Bond 102 3/2024 JPY 105,985,957 777,534
KOSPI 200 Index 224 3/2024 KRW 15,770,790 1,041,742
LME Copper Base Metal 4 3/2024 USD 854,300 5,151
LME Copper Base Metal 13 3/2024 USD 2,778,890 60,292
LME Copper Base Metal 14 3/2024 USD 2,993,200 84,434
LME Copper Base Metal 14 3/2024 USD 2,991,275 57,368
LME Copper Base Metal 16 3/2024 USD 3,417,900 71,228
LME Copper Base Metal 18 3/2024 USD 3,846,632 49,665
LME Copper Base Metal 19 3/2024 USD 4,065,525 (35,685)
LME Copper Base Metal 24 3/2024 USD 5,130,726 114,562
LME Copper Base Metal 38 3/2024 USD 8,130,575 (49,500)
LME Copper Base Metal 59 3/2024 USD 12,615,056 7,902
LME Copper Base Metal 128 3/2024 USD 27,377,600 313,073
Silver 14 3/2024 USD 1,686,020 (28)
Soybean 905 3/2024 USD 58,734,500 (1,572,000)
TOPIX Index 1,082 3/2024 JPY 181,561,135 861,827
U.S. Treasury 10 Year Note 429 3/2024 USD 48,363,047 76,407
Total of long contracts 12,270,055
Short Contracts
CAC 40 10 Euro Index (766) 1/2024 EUR (63,887,022) 321,417
FTSE Bursa Malaysia KLCI Index (182) 1/2024 MYR (2,875,560) 13,867
HSCEI (466) 1/2024 HKD (17,294,845) (444,584)
IFSC NIFTY 50 Index (283) 1/2024 USD (12,366,251) (144,301)
LME Copper Base Metal (2) 1/2024 USD (424,425) (28,956)
LME Copper Base Metal (9) 1/2024 USD (1,904,382) (99,643)
LME Copper Base Metal (10) 1/2024 USD (2,121,688) (125,956)
LME Copper Base Metal (13) 1/2024 USD (2,755,422) (138,382)
LME Copper Base Metal (18) 1/2024 USD (3,809,552) (223,299)
LME Copper Base Metal (24) 1/2024 USD (5,085,096) (225,035)
LME Copper Base Metal (26) 1/2024 USD (5,518,500) (303,219)
LME Copper Base Metal (30) 1/2024 USD (6,368,625) (391,923)
MSCI Singapore Index (814) 1/2024 SGD (17,744,861) (650,544)
Natural Gas (327) 1/2024 USD (8,220,780) (776,480)
NY Harbor ULSD (257) 1/2024 USD (27,296,947) 358,343
OMXS30 Index (4,612) 1/2024 SEK (109,800,814) (2,468,163)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
WTI Crude Oil (2,143) 1/2024 USD $ (153,545,950) $ (366,428)
100 oz Gold (41) 2/2024 USD (8,494,380) (217,499)
LME Copper Base Metal (8) 2/2024 USD (1,707,344) (20,665)
Canada 10 Year Bond (1,250) 3/2024 CAD (117,080,488) (2,458,992)
DAX Index (262) 3/2024 EUR (122,295,747) 565,544
Euro STOXX 50 Index (694) 3/2024 EUR (34,805,799) 320,549
Euro-Bund (967) 3/2024 EUR (146,431,670) (2,826,046)
FTSE/JSE Top 40 Index (432) 3/2024 ZAR (16,859,631) (462,931)
LME Copper Base Metal (4) 3/2024 USD (854,300) (4,086)
LME Copper Base Metal (13) 3/2024 USD (2,778,890) (59,424)
LME Copper Base Metal (14) 3/2024 USD (2,991,275) (53,674)
LME Copper Base Metal (14) 3/2024 USD (2,993,200) (87,887)
LME Copper Base Metal (16) 3/2024 USD (3,417,900) (71,742)
LME Copper Base Metal (18) 3/2024 USD (3,846,632) (49,579)
LME Copper Base Metal (19) 3/2024 USD (4,065,525) 29,111
LME Copper Base Metal (24) 3/2024 USD (5,130,726) (98,589)
LME Copper Base Metal (38) 3/2024 USD (8,130,575) 76,418
LME Copper Base Metal (59) 3/2024 USD (12,615,056) (11,986)
LME Copper Base Metal (236) 3/2024 USD (50,477,450) (376,686)
Long Gilt (596) 3/2024 GBP (77,989,919) (157,879)
S&P 500 E-Mini Index (45) 3/2024 USD (10,845,000) (396,360)
S&P/TSX 60 Index (174) 3/2024 CAD (33,364,718) (621,973)
SET50 Index (2,565) 3/2024 THB (13,123,902) (132,212)
SPI 200 Index (83) 3/2024 AUD (10,725,256) (138,523)
Total of short contracts (12,948,397)
Net value $ (678,342)
Forward foreign currency exchange contracts outstanding as of December 31, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 27,605,000 USD 18,211,833 CITI 3/20/2024 $ 643,610
AUD 27,605,000 USD 18,211,742 JPMC 3/20/2024 643,702
BRL 143,896,394 USD 28,880,714 CITI
**
3/20/2024 525,564
BRL 143,896,396 USD 28,880,570 JPMC
**
3/20/2024 525,708
CAD 124,635,675 USD 92,035,219 CITI 3/20/2024 2,125,596
CAD 124,635,675 USD 92,033,031 JPMC 3/20/2024 2,127,784
CHF 14,912,501 USD 17,438,393 CITI 3/20/2024 434,756
CHF 14,912,499 USD 17,438,303 JPMC 3/20/2024 434,844
CLP 180,854,500 USD 203,392 CITI
**
3/20/2024 992
CLP 180,854,500 USD 203,391 JPMC
**
3/20/2024 993
CNY 102,276,648 USD 14,379,864 CITI
**
3/20/2024 50,979
CNY 102,276,648 USD 14,379,792 JPMC
**
3/20/2024 51,051
EUR 130,618,143 USD 142,526,979 CITI 3/20/2024 2,118,340
EUR 130,618,144 USD 142,526,268 JPMC 3/20/2024 2,119,049
GBP 28,464,623 USD 36,008,260 CITI 3/20/2024 288,036
GBP 28,464,626 USD 36,008,084 JPMC 3/20/2024 288,215
HUF 2,123,333,334 USD 5,973,230 CITI 3/20/2024 94,726
HUF 2,123,333,334 USD 5,973,200 JPMC 3/20/2024 94,757
INR 127,244,845 USD 1,521,470 CITI
**
3/20/2024 2,176
INR 127,244,845 USD 1,521,463 JPMC
**
3/20/2024 2,183
KRW 5,900,000,000 USD 4,561,678 CITI
**
3/20/2024 14,918

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
KRW 5,900,000,000 USD 4,561,655 JPMC
**
3/20/2024 $ 14,940
MXN 467,349,672 USD 26,616,577 CITI 3/20/2024 559,857
MXN 467,349,669 USD 26,616,444 JPMC 3/20/2024 559,990
NOK 1,041,051,301 USD 96,682,512 CITI 3/20/2024 5,960,570
NOK 1,041,051,301 USD 96,682,028 JPMC 3/20/2024 5,961,060
NZD 12,549,501 USD 7,855,950 CITI 3/20/2024 78,795
NZD 12,549,499 USD 7,855,909 JPMC 3/20/2024 78,835
PLN 41,406,502 USD 10,341,157 CITI 3/20/2024 171,022
PLN 41,406,502 USD 10,341,106 JPMC 3/20/2024 171,071
SEK 108,612,093 USD 10,481,993 CITI 3/20/2024 319,515
SEK 108,612,092 USD 10,481,940 JPMC 3/20/2024 319,569
SGD 19,003,002 USD 14,329,538 CITI 3/20/2024 120,984
SGD 19,002,998 USD 14,329,463 JPMC 3/20/2024 121,055
TWD 232,882,660 USD 7,540,801 CITI
**
3/20/2024 174,102
TWD 232,882,656 USD 7,540,763 JPMC
**
3/20/2024 174,139
USD 1,685,155 CLP 1,471,650,500 CITI
**
3/20/2024 22,038
USD 1,685,163 CLP 1,471,650,500 JPMC
**
3/20/2024 22,046
USD 2,988,107 CNY 21,157,852 CITI
**
3/20/2024 2,815
USD 2,988,121 CNY 21,157,851 JPMC
**
3/20/2024 2,829
USD 7,452,908 EUR 6,681,000 CITI 3/20/2024 54,431
USD 7,452,946 EUR 6,681,000 JPMC 3/20/2024 54,468
USD 16,864,583 GBP 13,186,500 CITI 3/20/2024 49,989
USD 16,864,668 GBP 13,186,500 JPMC 3/20/2024 50,073
USD 2,022,780 HUF 702,337,165 CITI 3/20/2024 15,675
USD 2,022,791 HUF 702,337,165 JPMC 3/20/2024 15,686
USD 17,851,659 KRW 22,891,938,239 CITI
**
3/20/2024 94,519
USD 17,851,748 KRW 22,891,938,239 JPMC
**
3/20/2024 94,609
USD 113,184 MXN 1,935,999 CITI 3/20/2024 606
USD 113,185 MXN 1,936,001 JPMC 3/20/2024 607
USD 2,197,659 PLN 8,646,000 CITI 3/20/2024 2,634
USD 2,197,670 PLN 8,646,000 JPMC 3/20/2024 2,646
USD 549,376 TWD 16,519,000 CITI
**
3/20/2024 2,137
USD 549,379 TWD 16,519,000 JPMC
**
3/20/2024 2,139
USD 5,893 ZAR 108,500 CITI 3/20/2024 1
USD 5,893 ZAR 108,500 JPMC 3/20/2024 1
ZAR 181,014,500 USD 9,626,145 CITI 3/20/2024 202,619
ZAR 181,014,500 USD 9,626,097 JPMC 3/20/2024 202,666
JPY 10,183,585,208 USD 71,366,999 CITI 3/21/2024 1,750,287
JPY 10,183,585,206 USD 71,366,642 JPMC 3/21/2024 1,750,644
Total unrealized appreciation 31,769,648
BRL 6,624,000 USD 1,357,350 CITI
**
3/20/2024 (3,688)
BRL 6,624,000 USD 1,357,343 JPMC
**
3/20/2024 (3,680)
CHF 3,188,500 USD 3,822,442 CITI 3/20/2024 (914)
CHF 3,188,500 USD 3,822,423 JPMC 3/20/2024 (895)
CLP 117,216,000 USD 133,490 CITI
**
3/20/2024 (1,023)
CLP 117,216,000 USD 133,489 JPMC
**
3/20/2024 (1,023)
CNY 30,406,403 USD 4,292,310 CITI
**
3/20/2024 (2,083)
CNY 30,406,401 USD 4,292,288 JPMC
**
3/20/2024 (2,062)
HUF 696,666,666 USD 2,000,089 CITI 3/20/2024 (9,190)
HUF 696,666,666 USD 2,000,079 JPMC 3/20/2024 (9,179)
INR 205,000,000 USD 2,458,426 CITI
**
3/20/2024 (3,730)
INR 205,000,000 USD 2,458,413 JPMC
**
3/20/2024 (3,718)
KRW 2,226,087,000 USD 1,732,114 CITI
**
3/20/2024 (5,351)
KRW 2,226,087,000 USD 1,732,105 JPMC
**
3/20/2024 (5,343)
MXN 2,520,499 USD 147,160 CITI 3/20/2024 (592)
MXN 2,520,501 USD 147,159 JPMC 3/20/2024 (591)
TWD 4,619,500 USD 153,112 CITI
**
3/20/2024 (78)
TWD 4,619,500 USD 153,111 JPMC
**
3/20/2024 (77)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 43,612,192 AUD 65,498,420 CITI 3/20/2024 $ (1,126,144)
USD 43,612,410 AUD 65,498,420 JPMC 3/20/2024 (1,125,926)
USD 9,041,801 BRL 44,749,499 CITI
**
3/20/2024 (103,085)
USD 9,041,847 BRL 44,749,501 JPMC
**
3/20/2024 (103,040)
USD 162,073,827 CHF 140,259,166 CITI 3/20/2024 (6,031,644)
USD 162,074,636 CHF 140,259,165 JPMC 3/20/2024 (6,030,834)
USD 2,411,806 CNY 17,116,513 CITI
**
3/20/2024 (3,268)
USD 2,411,818 CNY 17,116,511 JPMC
**
3/20/2024 (3,255)
USD 798,374 DKK 5,386,212 CITI 3/20/2024 (2,445)
USD 798,377 DKK 5,386,211 JPMC 3/20/2024 (2,441)
USD 102,002,906 EUR 93,533,329 CITI 3/20/2024 (1,575,032)
USD 102,003,418 EUR 93,533,330 JPMC 3/20/2024 (1,574,522)
USD 14,043,125 GBP 11,140,499 CITI 3/20/2024 (162,538)
USD 14,043,198 GBP 11,140,501 JPMC 3/20/2024 (162,467)
USD 877,073 HUF 307,662,835 CITI 3/20/2024 (2,150)
USD 877,078 HUF 307,662,835 JPMC 3/20/2024 (2,146)
USD 399,133 IDR 6,186,119,000 CITI
**
3/20/2024 (2,612)
USD 399,135 IDR 6,186,119,000 JPMC
**
3/20/2024 (2,610)
USD 9,753,591 ILS 36,004,046 CITI 3/20/2024 (214,034)
USD 9,753,640 ILS 36,004,045 JPMC 3/20/2024 (213,986)
USD 22,884,433 KRW 29,885,369,741 CITI
**
3/20/2024 (297,468)
USD 22,884,548 KRW 29,885,369,741 JPMC
**
3/20/2024 (297,355)
USD 4,072,763 MXN 71,047,502 CITI 3/20/2024 (58,657)
USD 4,072,783 MXN 71,047,498 JPMC 3/20/2024 (58,637)
USD 48,441,498 NOK 507,000,000 CITI 3/20/2024 (1,546,477)
USD 48,441,740 NOK 507,000,000 JPMC 3/20/2024 (1,546,235)
USD 86,507,168 NZD 140,679,072 CITI 3/20/2024 (2,440,795)
USD 86,507,600 NZD 140,679,071 JPMC 3/20/2024 (2,440,362)
USD 1,262,414 PLN 4,994,000 CITI 3/20/2024 (5,449)
USD 1,262,421 PLN 4,994,000 JPMC 3/20/2024 (5,444)
USD 18,776,570 SEK 192,522,727 CITI 3/20/2024 (369,880)
USD 18,776,663 SEK 192,522,726 JPMC 3/20/2024 (369,786)
USD 52,158,591 SGD 69,316,751 CITI 3/20/2024 (552,200)
USD 52,158,850 SGD 69,316,748 JPMC 3/20/2024 (551,940)
USD 2,799,821 TWD 86,133,502 CITI
**
3/20/2024 (53,598)
USD 2,800,173 TWD 86,133,498 JPMC
**
3/20/2024 (53,244)
USD 6,134,403 ZAR 114,500,000 CITI 3/20/2024 (82,742)
USD 6,134,433 ZAR 114,500,000 JPMC 3/20/2024 (82,712)
USD 19,505,176 JPY 2,809,407,530 CITI 3/21/2024 (666,134)
USD 19,505,273 JPY 2,809,407,528 JPMC 3/21/2024 (666,037)
Total unrealized depreciation (30,642,548)
Net unrealized appreciation $ 1,127,100
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
Total return basket swap contracts outstanding as of December 31, 2023:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.20%), which is denominated
in MXN based on the local
currencies of the positions
within the swap.
49 months
maturity
12/09/2027 $2,816 $57 $11 $68
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-2.38% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
28-61 months
maturity ranging
from 04/17/2026
- 12/19/2028 $6,346,396 $(15,971) $291 $(15,680)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-2.63% to 0.75%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
28-61 months
maturity ranging
from 04/17/2026
- 11/29/2028 $4,556,220 $2,973 $133,512 $136,485
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-10.75% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
02/26/2024
- 01/27/2025 $796,105,143 $242,250 $860,425 $1,102,675

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acuity Brands, Inc. 22,908 4,692,246 22,221 2.0
Adobe, Inc. 9,213 5,496,476 (15,294) (1.4)
AGCO Corp. 32,768 3,978,363 (38,339) (3.5)
Allison Transmission Holdings, Inc. 70,854 4,120,160 (12,045) (1.1)
Alphabet, Inc. 43,226 6,038,240 (79,104) (7.2)
Amkor Technology, Inc. 168,460 5,604,664 (153,299) (13.9)
Applied Materials, Inc. 28,472 4,614,457 (62,923) (5.7)
Broadcom, Inc. 3,610 4,029,662 (56,460) (5.1)
Builders FirstSource, Inc. 39,924 6,664,913 (67,871) (6.2)
Cardinal Health, Inc. 57,602 5,806,282 (19,585) (1.8)
Centene Corp. 49,950 3,706,790 27,972 2.5
Cigna Group (The) 18,352 5,495,506 (12,296) (1.1)
CVS Health Corp. 51,711 4,083,101 (2,068) (0.2)
eBay, Inc. 84,655 3,692,651 11,852 1.1
EnerSys 42,677 4,308,670 (117,362) (10.6)
General Electric Co. 35,528 4,534,439 5,684 0.5
Humana, Inc. 8,983 4,112,507 44,735 4.1
Huntington Ingalls Industries, Inc. 22,263 5,780,365 40,296 3.7
Macy's, Inc. 263,057 5,292,707 (52,611) (4.8)
Meta Platforms, Inc. 22,925 8,114,533 (19,945) (1.8)
Microsoft Corp. 9,611 3,614,120 13,263 1.2
Molina Healthcare, Inc. 10,268 3,709,931 36,554 3.3
Owens Corning 40,628 6,022,288 (1,219) (0.1)
PACCAR, Inc. 37,493 3,661,191 (2,625) (0.2)
QUALCOMM, Inc. 28,509 4,123,257 (23,662) (2.1)
Qualys, Inc. 19,967 3,919,123 (135,776) (12.3)
Skyworks Solutions, Inc. 53,878 6,056,965 (112,605) (10.2)
Terex Corp. 90,876 5,221,735 (135,405) (12.3)
Textron, Inc. 72,822 5,856,345 (22,575) (2.0)
TripAdvisor, Inc. 166,815 3,591,527 10,009 0.9
UFP Industries, Inc. 54,008 6,780,704 (94,514) (8.6)
Veeva Systems, Inc. 29,638 5,705,908 72,909 6.6
WESCO International, Inc. 20,616 3,584,710 (50,509) (4.6)
Zoom Video Communications, Inc. 60,759 4,369,180 (139,746) (12.7)
Short Positions
Common Stocks
United States
agilon health, Inc. (425,699) (5,342,522) (12,771) (1.2)
Antero Resources Corp. (174,343) (3,954,099) 45,329 4.1
ConocoPhillips (42,002) (4,875,172) 123,906 11.2
Emerson Electric Co. (38,472) (3,744,480) 7,310 0.7
Globus Medical, Inc. (78,405) (4,178,202) 62,724 5.7
Inspire Medical Systems, Inc. (17,263) (3,511,812) (42,985) (3.9)
Insulet Corp. (17,627) (3,824,706) 65,749 6.0
Pool Corp. (9,456) (3,770,202) 20,614 1.9
Snap, Inc. (218,102) (3,692,467) (32,715) (3.0)
Take-Two Interactive Software, Inc. (26,999) (4,345,489) 18,089 1.6
Tandem Diabetes Care, Inc. (165,437) (4,893,626) 239,884 21.8
Trex Co., Inc. (64,960) (5,378,038) 41,574 3.8
UnitedHealth Group, Inc. (9,409) (4,953,556) (60,594) (5.5)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Valaris Ltd. (59,324) (4,067,847) 179,752 16.3
Wolfspeed, Inc. (109,902) (4,781,836) 365,974 33.2
Xylem, Inc. (38,056) (4,352,084) (28,161) (2.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.20% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
13-61 months
maturity
ranging from
01/13/2025
- 12/12/2028 $111,201,455 $(12,767) $(93,930) $(106,697)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 230,305 1,488,744 (16,324) 15.3
Allkem Ltd. 314,990 2,139,576 154,064 (144.4)
Aristocrat Leisure Ltd. 113,277 3,147,235 116,653 (109.3)
Aurizon Holdings Ltd. 1,068,423 2,766,079 72,195 (67.7)
BHP Group Ltd. 109,802 3,751,343 194,183 (182.0)
BlueScope Steel Ltd. 240,692 3,837,225 369,852 (346.6)
Brambles Ltd. 278,170 2,578,326 140,598 (131.8)
Fortescue Ltd. 62,302 1,228,430 127,129 (119.1)
Goodman Group 153,498 2,642,754 226,466 (212.3)
Harvey Norman Holdings Ltd. 520,609 1,490,547 106,948 (100.2)
IGO Ltd. 482,854 2,975,891 336,983 (315.8)
Incitec Pivot Ltd. 1,156,276 2,239,543 (6,098) 5.7
JB Hi-Fi Ltd. 139,887 5,055,370 351,032 (329.0)
Lendlease Corp. Ltd. 298,115 1,517,523 130,005 (121.8)
New Hope Corp. Ltd. 174,510 614,125 11,201 (10.5)
Orica Ltd. 68,371 743,210 14,054 (13.2)
Origin Energy Ltd. 313,285 1,807,872 142,665 (133.7)
Pilbara Minerals Ltd. 458,928 1,231,819 105,967 (99.3)
Qantas Airways Ltd. 307,267 1,125,524 (24,011) 22.5
QBE Insurance Group Ltd. 108,607 1,100,470 28,062 (26.3)
Qube Holdings Ltd. 725,652 1,604,490 86,389 (81.0)
Telstra Group Ltd. 565,290 1,527,572 52,192 (48.9)
Wesfarmers Ltd. 47,248 1,837,424 89,119 (83.5)
Whitehaven Coal Ltd. 471,909 2,394,815 72,990 (68.4)
Yancoal Australia Ltd. 238,293 804,154 10,093 (9.5)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Australia
Alumina Ltd. (1,277,567) (788,043) (104,623) 98.1
APA Group (444,062) (2,584,239) 33,304 (31.2)
Commonwealth Bank of Australia (52,257) (3,982,874) (174,683) 163.7
Domino's Pizza Enterprises Ltd. (28,520) (1,144,889) (95,207) 89.2
Endeavour Group Ltd. (430,346) (1,528,290) (76,657) 71.8
Evolution Mining Ltd. (581,068) (1,563,279) (137,792) 129.1
GPT Group (The) (332,921) (1,050,687) (68,344) 64.1
IDP Education Ltd. (322,700) (4,402,000) 592,017 (554.9)
Insurance Australia Group Ltd. (333,550) (1,289,295) 56,307 (52.8)
Liontown Resources Ltd. (1,933,348) (2,168,393) (409,557) 383.9
Lynas Rare Earths Ltd. (632,986) (3,089,756) (363,635) 340.8
Macquarie Group Ltd. (18,141) (2,270,923) (180,354) 169.0
Medibank Pvt Ltd. (328,507) (797,539) (11,787) 11.0
Mineral Resources Ltd. (38,041) (1,812,031) (209,728) 196.6
NEXTDC Ltd. (196,427) (1,834,401) (103,653) 97.1
Ramsay Health Care Ltd. (101,322) (3,634,644) (227,921) 213.6
Reece Ltd. (96,743) (1,475,624) (148,543) 139.2
Scentre Group (678,260) (1,381,215) (87,055) 81.6
SEEK Ltd. (68,346) (1,243,420) (98,156) 92.0
Seven Group Holdings Ltd. (29,789) (749,838) (70,204) 65.8
Transurban Group (179,630) (1,678,531) (61,510) 57.6
Treasury Wine Estates Ltd. (320,909) (2,361,088) (69,285) 64.9
WiseTech Global Ltd. (36,080) (1,849,264) (177,367) 166.2
United States
CSL Ltd. (20,646) (4,024,919) (257,887) 241.7
James Hardie Industries plc (96,688) (3,727,895) (486,862) 456.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.70% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
13-61 months
maturity
ranging from
01/13/2025
- 01/02/2029 $167,916,015 $1,565,806 $298,932 $1,864,738
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
3SBio, Inc. 1,984,500 1,913,704 133,941 7.2
Baidu, Inc. 106,550 1,586,094 106,994 5.7
BOC Hong Kong Holdings Ltd. 727,500 1,976,273 84,969 4.6

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
China CITIC Bank Corp. Ltd. 4,062,000 1,915,749 94,464 5.1
China Construction Bank Corp. 5,459,000 3,247,290 150,232 8.1
China Feihe Ltd. 3,152,000 1,724,576 20,343 1.1
China Medical System Holdings Ltd. 899,000 1,593,144 (7,704) (0.4)
China National Building Material Co. Ltd. 3,348,000 1,433,725 34,653 1.9
China Resources Pharmaceutical Group Ltd. 2,718,500 1,787,010 119,064 6.4
CITIC Ltd. 2,681,000 2,680,607 235,874 12.6
CSPC Pharmaceutical Group Ltd. 2,074,000 1,930,313 179,956 9.7
GCL Technology Holdings Ltd. 7,700,000 1,222,753 197,204 10.6
Geely Automobile Holdings Ltd. 1,834,000 2,020,355 190,665 10.2
JD.com, Inc. 93,600 1,351,873 140,656 7.5
Kingsoft Corp. Ltd. 415,000 1,282,941 (51,677) (2.8)
Kunlun Energy Co. Ltd. 2,478,000 2,236,310 40,272 2.2
New China Life Insurance Co. Ltd. 849,200 1,656,838 51,942 2.8
PICC Property & Casualty Co. Ltd. 1,104,000 1,313,779 82,321 4.4
Sinopharm Group Co. Ltd. 832,400 2,181,551 156,118 8.4
SITC International Holdings Co. Ltd. 850,000 1,467,125 243,587 13.1
Zhongsheng Group Holdings Ltd. 668,000 1,600,015 159,761 8.6
Hong Kong
CK Asset Holdings Ltd. 498,872 2,503,886 108,074 5.8
Orient Overseas International Ltd. 148,000 2,066,968 280,581 15.0
Sun Hung Kai Properties Ltd. 247,500 2,678,289 221,832 11.9
Swire Pacific Ltd. 249,000 2,108,942 241,880 13.0
WH Group Ltd. 6,194,500 4,000,404 240,152 12.9
United Kingdom
CK Hutchison Holdings Ltd. 954,000 5,125,464 305,678 16.4
Short Positions
Common Stocks
China
BeiGene Ltd. (96,700) (1,348,346) (31,537) (1.7)
Bilibili, Inc. (103,260) (1,254,079) (22,252) (1.2)
Budweiser Brewing Co. APAC Ltd. (1,185,500) (2,222,459) (279,140) (15.0)
China Mengniu Dairy Co. Ltd. (467,000) (1,258,057) (5,045) (0.3)
China Resources Beer Holdings Co. Ltd. (390,000) (1,711,299) (60,312) (3.2)
China Southern Airlines Co. Ltd. (2,958,000) (1,254,549) 10,473 0.6
China Tourism Group Duty Free Corp. Ltd. (151,800) (1,492,365) (28,881) (1.5)
CITIC Securities Co. Ltd. (1,039,500) (2,123,839) (69,051) (3.7)
COSCO SHIPPING Energy Transportation Co. Ltd. (1,650,000) (1,556,898) (54,627) (2.9)
Flat Glass Group Co. Ltd. (758,000) (1,279,436) (151,674) (8.1)
Ganfeng Lithium Group Co. Ltd. (355,600) (1,343,437) (124,422) (6.7)
Genscript Biotech Corp. (668,000) (1,700,116) 8,526 0.5
Nongfu Spring Co. Ltd. (370,800) (2,145,640) (23,996) (1.3)
Postal Savings Bank of China Co. Ltd. (3,388,000) (1,619,900) (101,299) (5.4)
XPeng, Inc. (247,800) (1,805,091) 112,258 6.0
ZhongAn Online P&C Insurance Co. Ltd. (742,300) (1,700,983) 107,734 5.8
Zijin Mining Group Co. Ltd. (880,000) (1,434,549) (119,373) (6.4)
Hong Kong
AIA Group Ltd. (866,200) (7,538,437) (488,810) (26.2)
Hong Kong & China Gas Co. Ltd. (2,756,716) (2,113,805) (217,978) (11.7)
Techtronic Industries Co. Ltd. (193,500) (2,305,570) (357,808) (19.2)
Wharf Real Estate Investment Co. Ltd. (580,000) (1,960,678) (100,013) (5.4)
Macau
Galaxy Entertainment Group Ltd. (234,000) (1,310,603) (77,447) (4.2)
Sands China Ltd. (456,400) (1,335,867) (99,668) (5.3)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.03% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
13-61 months
maturity
ranging from
01/14/2025
- 12/12/2028 $535,363,403 $(8,699,365) $14,950 $(8,684,415)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Chubu Electric Power Co., Inc. 291,500 3,763,659 (505,473) 5.8
Inpex Corp. 335,300 4,486,901 (119,313) 1.4
Japan Post Insurance Co. Ltd. 263,400 4,675,517 (324,413) 3.7
Kansai Electric Power Co., Inc. (The) 248,200 3,294,133 (362,857) 4.2
Mazda Motor Corp. 344,700 3,684,528 (90,059) 1.0
Mitsui & Co. Ltd. 92,700 3,472,909 29,202 (0.3)
MS&AD Insurance Group Holdings, Inc. 119,200 4,686,805 (84,576) 1.0
Obayashi Corp. 478,600 4,134,345 (93,288) 1.1
Osaka Gas Co. Ltd. 224,000 4,675,882 (9,054) 0.1
Panasonic Holdings Corp. 572,800 5,640,693 (176,680) 2.0
Shimamura Co. Ltd. 29,400 3,282,920 (108,506) 1.2
Sojitz Corp. 178,500 4,021,409 (187,900) 2.2
Sompo Holdings, Inc. 76,200 3,728,342 (187,581) 2.2
Subaru Corp. 246,300 4,492,367 (45,841) 0.5
Sumitomo Heavy Industries Ltd. 144,300 3,626,999 (9,156) 0.1
Tokyo Electric Power Co. Holdings, Inc. 756,800 3,960,426 (825,127) 9.5
Tokyo Gas Co. Ltd. 257,500 5,906,707 (611,148) 7.0
TOPPAN Holdings, Inc. 226,300 6,302,371 6,095 (0.1)
Toyota Tsusho Corp. 96,300 5,651,095 (44,948) 0.5
Short Positions
Common Stocks
Japan
Advantest Corp. (147,700) (4,976,834) (427,464) 4.9
Aeon Co. Ltd. (274,300) (6,120,863) (109,608) 1.3
ANA Holdings, Inc. (208,600) (4,519,433) 75,685 (0.9)
Bridgestone Corp. (84,600) (3,494,097) 153,903 (1.8)
Daiichi Sankyo Co. Ltd. (130,700) (3,578,138) 259,436 (3.0)
Daikin Industries Ltd. (28,500) (4,623,269) (286,620) 3.3
Denso Corp. (245,600) (3,687,032) 84,060 (1.0)
East Japan Railway Co. (58,000) (3,338,639) 29,886 (0.3)
Eisai Co. Ltd. (94,800) (4,720,204) 368,741 (4.2)
GMO Payment Gateway, Inc. (58,200) (4,033,506) (396,625) 4.6
Ibiden Co. Ltd. (65,100) (3,591,289) (511,276) 5.9
Japan Airlines Co. Ltd. (242,500) (4,763,930) 172,063 (2.0)
Japan Airport Terminal Co. Ltd. (96,400) (4,241,098) 98,953 (1.1)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
KDDI Corp. (102,700) (3,257,490) 38,378 (0.4)
Kobe Bussan Co. Ltd. (163,700) (4,835,814) 15,975 (0.2)
Lasertec Corp. (19,500) (5,119,268) (350,757) 4.0
M3, Inc. (211,000) (3,481,985) (254,882) 2.9
Marui Group Co. Ltd. (194,200) (3,248,351) (40,608) 0.5
Mercari, Inc. (224,200) (4,140,459) 118,546 (1.4)
Nippon Telegraph & Telephone Corp. (2,596,700) (3,170,790) (3,184) 0.0
Nitori Holdings Co. Ltd. (45,900) (6,163,294) (289,071) 3.3
NTT Data Group Corp. (223,800) (3,163,557) (367,645) 4.2
Oriental Land Co. Ltd. (89,600) (3,330,280) 37,664 (0.4)
Rakuten Group, Inc. (1,088,400) (4,852,430) (301,220) 3.5
SMC Corp. (5,900) (3,156,123) (168,463) 1.9
SoftBank Corp. (502,800) (6,265,758) 185,059 (2.1)
SoftBank Group Corp. (130,200) (5,746,829) (424,326) 4.9
Sony Group Corp. (68,800) (6,510,745) (160,163) 1.8
Toyota Motor Corp. (275,900) (5,055,514) 238,439 (2.7)
Unicharm Corp. (126,500) (4,575,169) (157,538) 1.8
Yaskawa Electric Corp. (84,000) (3,496,238) (359,046) 4.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.97% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-61 months
maturity
ranging from
01/13/2025
- 12/20/2028 $1,331,668,588 $(11,617,121) $(154,019) $(11,771,140)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Altria Group, Inc. 105,145 4,241,549 (110,402) 0.9
Arrow Electronics, Inc. 50,556 6,180,471 12,639 (0.1)
AT&T, Inc. 259,091 4,347,547 41,455 (0.4)
Berry Global Group, Inc. 63,607 4,286,476 117,037 (1.0)
Booking Holdings, Inc. 1,513 5,366,944 303,372 (2.6)
Capital One Financial Corp. 49,169 6,447,039 605,269 (5.1)
Cisco Systems, Inc. 111,975 5,656,977 126,532 (1.1)
Coca-Cola Consolidated, Inc. 5,502 5,108,057 569,181 (4.8)
Comcast Corp. 117,953 5,172,239 140,364 (1.2)
Corebridge Financial, Inc. 237,452 5,143,210 273,070 (2.3)
Dell Technologies, Inc. 77,867 5,956,826 565,313 (4.8)
Expedia Group, Inc. 27,969 4,245,415 96,493 (0.8)
Gilead Sciences, Inc. 77,952 6,314,892 71,716 (0.6)
H&R Block, Inc. 111,417 5,389,240 239,547 (2.0)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Hewlett Packard Enterprise Co. 347,258 5,896,441 111,123 (0.9)
HP, Inc. 139,790 4,206,281 (39,141) 0.3
KB Home 101,449 6,336,505 647,244 (5.5)
Lennar Corp. 41,414 6,172,343 389,292 (3.3)
Molson Coors Beverage Co. 96,799 5,925,067 (160,686) 1.4
PulteGroup, Inc. 68,645 7,085,537 492,185 (4.2)
Synchrony Financial 171,553 6,551,609 470,055 (4.0)
Taylor Morrison Home Corp. 102,436 5,464,961 580,811 (4.9)
TD SYNNEX Corp. 46,791 5,035,180 306,949 (2.6)
Toll Brothers, Inc. 62,980 6,473,714 620,982 (5.3)
Unum Group 113,670 5,140,157 53,425 (0.5)
Vertex Pharmaceuticals, Inc. 10,554 4,294,317 534,031 (4.5)
Vistra Corp. 121,574 4,683,030 199,381 (1.7)
Short Positions
Common Stocks
Singapore
Grab Holdings Ltd. (1,242,661) (4,187,768) (360,372) 3.1
United States
Air Products and Chemicals, Inc. (16,850) (4,613,530) (155,694) 1.3
Alexandria Real Estate Equities, Inc. (35,813) (4,540,014) (262,509) 2.2
American Tower Corp. (23,896) (5,158,668) (245,651) 2.1
Aptiv plc (47,779) (4,286,732) (435,267) 3.7
Avery Dennison Corp. (20,238) (4,091,314) (190,642) 1.6
Brown-Forman Corp. (102,238) (5,837,790) (67,477) 0.6
Dominion Energy, Inc. (96,361) (4,528,967) 62,635 (0.5)
FMC Corp. (71,581) (4,513,182) (518,963) 4.4
Freshpet, Inc. (52,930) (4,592,207) (502,835) 4.3
Illumina, Inc. (33,457) (4,658,553) (722,672) 6.1
Ionis Pharmaceuticals, Inc. (101,298) (5,124,666) (142,830) 1.2
MP Materials Corp. (292,863) (5,813,331) (1,025,022) 8.7
NextEra Energy, Inc. (106,267) (6,454,658) (109,455) 0.9
Philip Morris International, Inc. (45,011) (4,234,635) (49,062) 0.4
SoFi Technologies, Inc. (444,763) (4,425,392) (836,155) 7.1
Southwest Airlines Co. (165,286) (4,773,460) 76,032 (0.6)
Sun Communities, Inc. (42,721) (5,709,662) (208,906) 1.8
Tesla, Inc. (22,829) (5,672,550) (199,525) 1.7
T-Mobile US, Inc. (35,960) (5,765,467) (53,221) 0.5
United Parcel Service, Inc. (32,640) (5,131,987) (47,328) 0.4
Vornado Realty Trust (160,369) (4,530,424) (161,973) 1.4
Western Digital Corp. (84,036) (4,400,965) (263,033) 2.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Rand
Overnight Deposit Rate plus
or minus a specified spread
(-0.09% to 0.06%), which is
denominated in ZAR based
on the local currencies of the
positions within the swap.
29-61 months
maturity
ranging from
04/20/2026
- 11/30/2028 $19,888,015 $698,465 $198,359 $896,824

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Africa
Absa Group Ltd. 88,428 789,190 19,331 2.2
African Rainbow Minerals Ltd. 164,386 1,797,305 207,499 23.1
Aspen Pharmacare Holdings Ltd. 65,583 731,588 56,774 6.3
Exxaro Resources Ltd. 152,735 1,714,749 126,572 14.1
Impala Platinum Holdings Ltd. 191,998 953,458 203,729 22.7
MTN Group Ltd. 66,228 418,168 28,747 3.2
MultiChoice Group 48,729 215,827 28,131 3.1
Nedbank Group Ltd. 104,900 1,238,301 71,828 8.0
Northam Platinum Holdings Ltd. 41,096 315,491 45,741 5.1
Old Mutual Ltd. 606,398 432,940 39,449 4.4
OUTsurance Group Ltd. 10,866 24,922 (644) (0.1)
Pepkor Holdings Ltd. 65,739 70,546 5,067 0.6
Sasol Ltd. 137,673 1,387,426 44,216 4.9
Sibanye Stillwater Ltd. 614,948 824,478 69,093 7.7
Woolworths Holdings Ltd. 167,770 662,184 34,668 3.9
Short Positions
Common Stocks
Luxembourg
Reinet Investments SCA (10,265) (261,618) (20,089) (2.2)
South Africa
Anglo American Platinum Ltd. (19,143) (1,004,763) (143,741) (16.0)
Bidvest Group Ltd. (The) (45,516) (627,756) (30,556) (3.4)
Capitec Bank Holdings Ltd. (27,169) (3,031,388) (149,789) (16.7)
Clicks Group Ltd. (6,596) (117,446) (4,442) (0.5)
Discovery Ltd. (89,505) (703,025) (35,474) (4.0)
FirstRand Ltd. (104,809) (420,492) (37,926) (4.2)
Kumba Iron Ore Ltd. (6,628) (222,163) (14,350) (1.6)
Naspers Ltd. (9,926) (1,699,034) 165,280 18.4
Shoprite Holdings Ltd. (13,473) (202,583) (9,311) (1.0)
Vodacom Group Ltd. (3,654) (21,174) (1,338) (0.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-8.07% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
15-63 months
maturity
ranging from
02/25/2025
- 12/12/2028 $161,392,190 $950,550 $(173,870) $776,680

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 339,400 4,787,280 140,878 18.1
AltaGas Ltd. 65,127 1,367,370 30,473 3.9
Atco Ltd. 70,565 2,059,355 63,373 8.2
Bank of Nova Scotia (The) 44,632 2,172,570 71,072 9.2
Bombardier, Inc. 36,901 1,481,833 77,977 10.0
Canadian Imperial Bank of Commerce 66,551 3,204,373 145,151 18.7
Canadian Tire Corp. Ltd. 20,610 2,188,777 (29,242) (3.8)
Capital Power Corp. 101,464 2,897,549 55,899 7.2
CGI, Inc. 19,450 2,083,640 (44,623) (5.7)
Empire Co. Ltd. 93,288 2,467,638 88,708 11.4
Fairfax Financial Holdings Ltd. 6,065 5,595,655 94,336 12.1
Finning International, Inc. 73,983 2,139,563 34,617 4.5
George Weston Ltd. 15,094 1,873,864 85,548 11.0
iA Financial Corp., Inc. 23,537 1,604,541 (30,553) (3.9)
Imperial Oil Ltd. 34,371 1,957,906 (7,782) (1.0)
Loblaw Cos. Ltd. 20,414 1,976,309 125,715 16.2
Manulife Financial Corp. 292,795 6,469,973 232,017 29.9
Northland Power, Inc. 157,989 2,869,926 2,385 0.3
Open Text Corp. 71,566 3,007,819 24,845 3.2
Saputo, Inc. 71,137 1,440,403 32,212 4.1
Sun Life Financial, Inc. 31,198 1,617,997 8,476 1.1
Suncor Energy, Inc. 57,150 1,830,888 13,802 1.8
Whitecap Resources, Inc. 259,735 1,738,689 (35,283) (4.5)
United States
BRP, Inc. 40,841 2,922,564 234,557 30.2
Zambia
First Quantum Minerals Ltd. 207,233 1,696,901 73,506 9.5
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp. (659,347) (4,159,949) 99,520 12.8
Aritzia, Inc. (68,584) (1,423,388) (125,776) (16.2)
Barrick Gold Corp. (134,292) (2,426,286) (20,270) (2.6)
BCE, Inc. (51,622) (2,032,466) (20,648) (2.7)
Brookfield Corp. (64,624) (2,592,178) (80,472) (10.4)
Cameco Corp. (35,618) (1,535,683) 133,327 17.2
Canadian Natural Resources Ltd. (46,548) (3,049,569) (69,907) (9.0)
Canadian Pacific Kansas City Ltd. (29,758) (2,354,499) (63,107) (8.1)
Colliers International Group, Inc. (11,300) (1,429,289) (52,362) (6.7)
Element Fleet Management Corp. (117,138) (1,905,962) 27,405 3.5
Enbridge, Inc. (82,459) (2,968,412) (8,712) (1.1)
Franco-Nevada Corp. (31,721) (3,513,597) 25,376 3.3
GFL Environmental, Inc. (77,945) (2,688,854) (101,178) (13.0)
Hydro One Ltd. (54,001) (1,617,931) (30,565) (3.9)
Keyera Corp. (80,332) (1,941,839) (9,094) (1.2)
Pan American Silver Corp. (135,224) (2,207,385) (97,970) (12.6)
RB Global, Inc. (57,466) (3,845,523) (138,781) (17.9)
Rogers Communications, Inc. (73,932) (3,461,003) (87,599) (11.3)
SNC-Lavalin Group, Inc. (88,921) (2,862,813) (81,871) (10.5)
TC Energy Corp. (105,677) (4,128,026) 36,686 4.7

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Teck Resources Ltd. (47,780) (2,019,666) (20,914) (2.7)
Thomson Reuters Corp. (25,589) (3,741,260) (99,262) (12.8)
Toronto-Dominion Bank (The) (41,823) (2,702,453) (82,696) (10.6)
Tourmaline Oil Corp. (74,577) (3,353,868) (7,880) (1.0)
WSP Global, Inc. (22,922) (3,213,111) (9,341) (1.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-2.40% to 0.23%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
13-63 months
maturity
ranging from
01/21/2025
- 12/12/2028 $212,522,066 $(159,636) $716,068 $556,432
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Germany
TUI AG 377,386 2,940,397 18,109 3.3
Italy
Coca-Cola HBC AG 107,455 3,155,197 41,925 7.5
Netherlands
Shell plc 115,863 3,792,670 45,907 8.3
United Kingdom
Associated British Foods plc 73,315 2,209,642 5,134 0.9
BAE Systems plc 335,446 4,748,234 179,582 32.3
Barclays plc 1,664,221 3,258,658 150,954 27.1
BP plc 471,854 2,797,185 (755) (0.1)
British American Tobacco plc 123,846 3,623,633 (45,040) (8.1)
BT Group plc 2,812,980 4,432,091 (37,316) (6.7)
Centrica plc 5,867,528 10,518,735 (105,247) (18.9)
DCC plc 36,332 2,673,345 45,683 8.2
DS Smith plc 837,887 3,278,715 6,324 1.1
HSBC Holdings plc 243,207 1,967,536 67,833 12.2
Imperial Brands plc 167,005 3,845,757 (27,466) (4.9)
Inchcape plc 185,637 1,690,244 56,368 10.1
JD Sports Fashion plc 1,075,953 2,270,624 (81,436) (14.6)
Kingfisher plc 1,026,057 3,179,120 53,326 9.6
Man Group plc 910,442 2,699,311 18,568 3.3
Marks & Spencer Group plc 1,045,141 3,622,049 137,043 24.6
NatWest Group plc 731,294 2,036,950 (9,106) (1.6)
Rolls-Royce Holdings plc 895,051 3,414,056 78,132 14.0
Standard Chartered plc 352,081 2,987,809 89,588 16.1
Tesco plc 596,992 2,211,692 54,382 9.8
Vodafone Group plc 2,768,677 2,417,997 45,387 8.2

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
CRH plc 38,700 2,663,306 70,576 12.7
GSK plc 97,012 1,791,734 7,868 1.4
Short Positions
Common Stocks
Australia
Rio Tinto plc (42,059) (3,128,395) (37,750) (6.8)
Chile
Antofagasta plc (206,106) (4,406,953) (103,714) (18.6)
Hong Kong
Prudential plc (377,614) (4,260,503) (101,849) (18.3)
United Kingdom
Admiral Group plc (90,609) (3,097,787) (14,077) (2.5)
Ashtead Group plc (30,565) (2,124,487) (25,339) (4.6)
AstraZeneca plc (44,761) (6,037,807) (129,232) (23.2)
Diageo plc (186,449) (6,767,200) 90 0.0
Halma plc (104,460) (3,037,270) (41,396) (7.4)
Informa plc (442,269) (4,398,987) (72,860) (13.1)
Intermediate Capital Group plc (108,566) (2,319,345) 22,798 4.1
M&G plc (651,841) (1,844,784) (26,012) (4.7)
National Grid plc (412,381) (5,555,318) (43,968) (7.9)
Ocado Group plc (402,206) (3,885,286) (153,035) (27.5)
Reckitt Benckiser Group plc (94,045) (6,489,426) 7,770 1.4
RELX plc (55,761) (2,212,252) (37,334) (6.7)
Rentokil Initial plc (485,197) (2,734,699) (82,758) (14.9)
Smiths Group plc (76,243) (1,711,307) (34,412) (6.2)
Spirax-Sarco Engineering plc (13,299) (1,779,349) (65,545) (11.8)
Unilever plc (108,535) (5,254,290) (46,325) (8.3)
Weir Group plc (The) (70,224) (1,687,379) (42,166) (7.6)
Wise plc (209,598) (2,331,042) (126,404) (22.7)
WPP plc (289,756) (2,767,717) (23,540) (4.2)
United States
Experian plc (43,429) (1,771,701) 823 0.1
Ferguson plc (12,476) (2,389,499) (28,768) (5.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the WIBOR
plus or minus a specified
spread (-0.95% to 0.70%),
which is denominated in PLN
based on the local currencies
of the positions within the
swap.
28-62 months
maturity
ranging from
04/17/2026
- 01/02/2029 $10,965,073 $153,717 $11,954 $165,671

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Poland
Bank Polska Kasa Opieki SA 27,770 1,073,679 14,682 8.9
Cyfrowy Polsat SA 74,749 234,254 (7,864) (4.7)
ORLEN SA 142,611 2,374,476 91,467 55.2
PGE Polska Grupa Energetyczna SA 788,405 1,739,265 17,287 10.4
Powszechna Kasa Oszczednosci Bank Polski SA 23,651 302,587 (357) (0.2)
United Kingdom
Pepco Group NV 66,989 443,461 (3,615) (2.2)
Short Positions
Common Stocks
Poland
Allegro.eu SA (190,583) (1,613,130) 25,939 15.7
Budimex SA (886) (140,977) (3,621) (2.2)
CD Projekt SA (5,026) (146,940) 337 0.2
Dino Polska SA (8,222) (962,676) (1,675) (1.0)
KGHM Polska Miedz SA (6,470) (201,824) 2,401 1.4
LPP SA (68) (279,794) (1,383) (0.8)
mBank SA (7,898) (1,073,906) 7,196 4.3
Powszechny Zaklad Ubezpieczen SA (7,063) (84,839) 647 0.4
Santander Bank Polska SA (2,355) (293,265) 12,276 7.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.75% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
15-61 months
maturity
ranging from
02/25/2025
- 12/11/2028 $27,834,592 $(6,991) $17,005 $10,014
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 915,000 2,471,760 52,097 520.2
Yangzijiang Shipbuilding Holdings Ltd. 2,969,500 3,350,178 110,110 1,099.6
Singapore
CapitaLand Integrated Commercial Trust 439,000 684,310 25,685 256.5
DBS Group Holdings Ltd. 22,100 558,883 31,397 313.5
Genting Singapore Ltd. 3,924,400 2,972,563 73,309 732.1

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Singapore (continued)
Jardine Cycle & Carriage Ltd. 73,800 1,663,265 80,738 806.3
Oversea-Chinese Banking Corp. Ltd. 179,500 1,766,174 66,042 659.5
Singapore Airlines Ltd. 154,500 767,144 19,082 190.6
United Overseas Bank Ltd. 49,600 1,070,527 27,978 279.4
UOL Group Ltd. 125,100 594,288 13,221 132.0
Short Positions
Common Stocks
Singapore
City Developments Ltd. (343,300) (1,728,515) (42,905) (428.4)
Keppel Corp. Ltd. (168,300) (900,541) (35,927) (358.8)
Mapletree Logistics Trust (617,900) (813,586) (36,383) (363.3)
Seatrium Ltd. (27,224,700) (2,430,942) (203,045) (2,027.6)
Singapore Technologies Engineering Ltd. (569,600) (1,677,304) (63,131) (630.4)
Singapore Telecommunications Ltd. (2,342,200) (4,384,612) (125,259) (1,250.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-3.70% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
1-24 months
maturity
01/19/2024
- 01/27/2025 $29,159,213 $(254,954) $1,154,219 $899,265
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Korea
BGF retail Co. Ltd. 1,423 144,524 (3,663) (0.4)
Coway Co. Ltd. 348 15,392 (228) (0.0)
DB Insurance Co. Ltd. 16,883 1,093,397 14,665 1.6
Doosan Bobcat, Inc. 42,933 1,672,382 22,159 2.5
E-MART, Inc. 1,536 91,109 (1,328) (0.1)
GS Holdings Corp. 34,780 1,101,120 (43,595) (4.8)
Hana Financial Group, Inc. 16,363 548,890 (412) (0.0)
Hankook Tire & Technology Co. Ltd. 27,747 975,220 3,029 0.3
Hanmi Pharm Co. Ltd. 650 177,330 7,535 0.8
HMM Co. Ltd. 33,622 510,088 6,662 0.7
Hyundai Engineering & Construction Co. Ltd. 17,547 473,656 (158) (0.0)
Hyundai Glovis Co. Ltd. 6,082 901,193 14,024 1.6
Hyundai Mobis Co. Ltd. 2,458 450,338 12,603 1.4
Hyundai Steel Co. 24,011 676,676 16,259 1.8
Industrial Bank of Korea 86,826 798,062 11,186 1.2
Kia Corp. 21,172 1,637,301 62,062 6.9
Korea Investment Holdings Co. Ltd. 30,747 1,456,286 (42,675) (4.7)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Korea (continued)
Kumho Petrochemical Co. Ltd. 12,374 1,270,710 (46,690) (5.2)
LG Corp. 1,015 67,451 (1,786) (0.2)
LG Electronics, Inc. 14,644 1,151,574 20,169 2.2
Mirae Asset Securities Co. Ltd. 108,969 643,485 10,375 1.2
NH Investment & Securities Co. Ltd. 60,953 487,503 5,274 0.6
Pan Ocean Co. Ltd. 47,329 136,852 1,569 0.2
Samsung Life Insurance Co. Ltd. 537 28,729 (1,596) (0.2)
Samsung SDS Co. Ltd. 2,844 374,009 689 0.1
Samsung Securities Co. Ltd. 21,220 632,149 (33,476) (3.7)
Woori Financial Group, Inc. 194,446 1,957,103 4,110 0.5
Short Positions
Common Stocks
South Korea
Amorepacific Corp. (3,934) (441,313) (22,783) (2.5)
Hanon Systems (101,115) (569,578) 1,495 0.2
HYBE Co. Ltd. (1,046) (188,875) (5,830) (0.6)
Kakao Corp. (7,789) (326,746) (11,412) (1.3)
KakaoBank Corp. (32,555) (716,852) (26,424) (2.9)
Korea Electric Power Corp. (25,527) (373,942) (4,937) (0.5)
KT&G Corp. (5,734) (386,289) 16,409 1.8
LG Chem Ltd. (1,305) (501,934) (7,386) (0.8)
NAVER Corp. (2,566) (443,970) (16,740) (1.9)
Pearl Abyss Corp. (14,574) (436,307) (5,614) (0.6)
Samsung Biologics Co. Ltd. (2,579) (1,517,174) (78,551) (8.7)
Samsung C&T Corp. (2,151) (215,763) (2,212) (0.2)
Samsung Heavy Industries Co. Ltd. (182,060) (1,091,330) (36,374) (4.0)
Samsung SDI Co. Ltd. (3,350) (1,219,704) (62,765) (7.0)
SK Biopharmaceuticals Co. Ltd. (7,710) (598,696) (17,909) (2.0)
SK IE Technology Co. Ltd. (6,723) (409,061) (1,833) (0.2)
Yuhan Corp. (4,673) (249,150) (8,851) (1.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.28% to 0.28%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
5-76 months
maturity
05/21/2024 $81,242,838 $251,794 $(7,233) $244,561

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 6,059 269,008 (785) (0.3)
Adecco Group AG (Registered) 77,755 3,818,822 (35,415) (14.5)
Avolta AG 1,617 63,663 1,832 0.7
Baloise Holding AG (Registered) 3,438 539,039 273 0.1
BKW AG 11,849 2,107,549 (57,830) (23.6)
DKSH Holding AG 15,769 1,094,952 19,687 8.0
Flughafen Zurich AG (Registered) 12,489 2,609,511 (55,937) (22.9)
Georg Fischer AG (Registered) 28,868 2,100,844 10,527 4.3
Helvetia Holding AG (Registered) 11,256 1,552,055 (7,096) (2.9)
Julius Baer Group Ltd. 14,925 837,264 1,265 0.5
Kuehne + Nagel International AG (Registered) 1,362 470,022 (577) (0.2)
Logitech International SA (Registered) 16,159 1,536,533 (12,794) (5.2)
Novartis AG (Registered) 27,676 2,795,566 (10,041) (4.1)
Schindler Holding AG 1,451 363,265 5,626 2.3
SGS SA (Registered) 5,010 432,517 (1,617) (0.7)
Swatch Group AG (The) 9,788 2,663,218 (48,397) (19.8)
Swiss Life Holding AG (Registered) 204 141,770 (415) (0.2)
Swisscom AG (Registered) 3,019 1,817,044 (18,657) (7.6)
Tecan Group AG (Registered) 2,947 1,205,639 9,390 3.8
UBS Group AG (Registered) 137,356 4,266,495 126,462 51.7
Zurich Insurance Group AG 1,363 712,613 (5,958) (2.4)
United States
Holcim AG 92,562 7,269,952 (301) (0.1)
Swiss Re AG 8,408 946,156 (13,358) (5.5)
Short Positions
Common Stocks
Switzerland
Alcon, Inc. (16,378) (1,281,350) (10,134) (4.1)
Bachem Holding AG (11,076) (857,740) 54,230 22.2
Banque Cantonale Vaudoise (Registered) (14,773) (1,905,257) (9,999) (4.1)
Barry Callebaut AG (Registered) (732) (1,235,747) (17,270) (7.1)
Belimo Holding AG (Registered) (909) (501,728) 4,731 1.9
Chocoladefabriken Lindt & Spruengli AG (201) (2,412,729) 189,839 77.6
Cie Financiere Richemont SA (Registered) (1,864) (257,463) 7,936 3.2
Clariant AG (Registered) (38,779) (572,949) 10,315 4.2
EMS-Chemie Holding AG (Registered) (1,711) (1,387,327) 12,314 5.0
Galenica AG (1,078) (93,252) (518) (0.2)
Geberit AG (Registered) (972) (623,945) (3,104) (1.3)
Givaudan SA (Registered) (827) (3,429,331) 6,301 2.6
Lonza Group AG (Registered) (861) (362,986) (12,464) (5.1)
Partners Group Holding AG (1,794) (2,594,037) (14,115) (5.8)
PSP Swiss Property AG (Registered) (1,087) (151,972) 2,861 1.2
SIG Group AG (231,401) (5,329,401) 283,321 115.8
Sika AG (Registered) (14,411) (4,699,084) (119,023) (48.7)
Sonova Holding AG (Registered) (2,201) (719,832) (2,784) (1.1)
Straumann Holding AG (Registered) (14,240) (2,301,225) (23,976) (9.8)
Swiss Prime Site AG (Registered) (3,105) (331,749) 1,807 0.7
Temenos AG (Registered) (14,511) (1,352,254) (17,184) (7.0)
VAT Group AG (4,537) (2,278,744) (36,273) (14.8)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Nestle SA (Registered) (52,586) (6,095,763) 36,613 15.0
Roche Holding AG (2,936) (853,476) 2,486 1.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
9-24 months
maturity
02/21/2024 $46,470,405 $(794,844) $(1,475) $(796,319)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 2,027 3,648,649 (8,999) 1.1
Carlsberg A/S 18,896 2,371,149 50,248 (6.3)
Danske Bank A/S 1,568 41,915 815 (0.1)
Demant A/S 24,158 1,059,574 (9,393) 1.2
Genmab A/S 8,426 2,686,656 60,043 (7.5)
ISS A/S 189,635 3,621,957 159,342 (20.0)
Jyske Bank A/S (Registered) 9,369 671,822 16,809 (2.1)
Novo Nordisk A/S 15,585 1,615,092 50,060 (6.3)
Pandora A/S 24,522 3,390,292 38,477 (4.8)
ROCKWOOL A/S 9,212 2,695,178 34,998 (4.4)
Royal Unibrew A/S 325 21,712 150 (0.0)
Short Positions
Common Stocks
Denmark
Ambu A/S (37,825) (589,269) (29,795) 3.7
Coloplast A/S (24,315) (2,778,381) 36,710 (4.6)
DSV A/S (27,208) (4,780,630) (280,010) 35.2
GN Store Nord A/S (35,176) (895,101) 26,923 (3.4)
Novozymes A/S (47,519) (2,612,281) (69,799) 8.8
Orsted A/S (34,569) (1,916,387) (63,206) 7.9
Tryg A/S (104,880) (2,282,422) 50,419 (6.3)
Vestas Wind Systems A/S (277,859) (8,791,938) (858,636) 107.8

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.75% to 0.28%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
11-85 months
maturity
11/13/2024 $411,869,684 $402,598 $47,650 $450,248
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 80,080 3,481,120 (14,386) (3.2)
Syensqo SA 37,968 3,950,887 (80,896) (18.0)
Finland
Nokia OYJ 947,746 3,227,959 101,199 22.5
France
BNP Paribas SA 46,807 3,250,545 26,692 5.9
Bouygues SA 108,257 4,084,455 (32,676) (7.3)
Cie de Saint-Gobain SA 110,173 8,124,962 216,874 48.2
Credit Agricole SA 237,855 3,381,502 12,076 2.7
Eiffage SA 36,838 3,954,583 100,135 22.2
Rexel SA 207,986 5,708,432 (75,346) (16.7)
Societe Generale SA 118,522 3,153,317 (11,760) (2.6)
Germany
Brenntag SE 45,402 4,172,784 97,903 21.7
Commerzbank AG 296,735 3,526,932 95,525 21.2
Deutsche Bank AG (Registered) 638,308 8,713,603 266,137 59.1
Heidelberg Materials AG 83,744 7,485,723 43,564 9.7
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 7,432 3,082,896 (16,785) (3.7)
SAP SE 20,644 3,177,558 (40,382) (9.0)
Luxembourg
ArcelorMittal SA 136,035 3,860,676 (85,945) (19.1)
Netherlands
ABN AMRO Bank NV 292,808 4,403,390 4,020 0.9
Koninklijke Ahold Delhaize NV 170,075 4,893,305 (35,245) (7.8)
Koninklijke Philips NV 149,194 3,491,472 93,655 20.8
Randstad NV 55,038 3,454,189 18,863 4.2
Singapore
STMicroelectronics NV 69,920 3,507,117 (5,718) (1.3)
Spain
Banco Bilbao Vizcaya Argentaria SA 353,521 3,222,082 2,359 0.5
Banco de Sabadell SA 2,621,368 3,226,791 (23,013) (5.1)
Banco Santander SA 1,136,933 4,755,431 1,048 0.2
Repsol SA 439,614 6,521,203 (66,906) (14.9)
United States
Signify NV 96,821 3,247,012 6,242 1.4

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Dassault Systemes SE (73,888) (3,616,619) (12,508) (2.8)
Kering SA (6,694) (2,964,763) 45,489 10.1
L'Oreal SA (10,516) (5,242,234) (47,725) (10.6)
LVMH Moet Hennessy Louis Vuitton SE (8,269) (6,718,870) 52,698 11.7
Pernod Ricard SA (28,576) (5,050,002) 62,104 13.8
Sartorius Stedim Biotech (18,437) (4,889,171) (146,799) (32.6)
Germany
adidas AG (18,660) (3,791,839) 168,249 37.4
Bayer AG (Registered) (84,656) (3,141,070) (140,198) (31.1)
Carl Zeiss Meditec AG (27,370) (2,979,344) 42,167 9.4
Merck KGaA (38,459) (6,123,232) (153,804) (34.2)
Rheinmetall AG (9,304) (2,950,636) (40,819) (9.1)
Siemens Healthineers AG (94,717) (5,499,139) 48,965 10.9
Symrise AG (28,482) (3,130,046) (3,384) (0.8)
Vonovia SE (192,962) (6,063,195) (156,140) (34.7)
Netherlands
Adyen NV (5,332) (6,883,298) 46,009 10.2
Argenx SE (8,884) (3,379,195) 737,008 163.7
Heineken NV (38,669) (3,928,750) (46,645) (10.4)
Spain
Cellnex Telecom SA (156,554) (6,164,000) 4,223 0.9
Iberdrola SA (255,867) (3,356,152) (52,731) (11.7)
Switzerland
DSM-Firmenich AG (65,639) (6,675,055) (225,922) (50.2)
United States
Ferrovial SE (201,093) (7,340,071) (178,460) (39.6)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG (Preference) (41,809) (3,682,417) 47,834 10.6
Sartorius AG (Preference) (16,179) (5,941,265) 58,181 12.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
17-24 months
maturity
02/21/2024 $18,243,902 $(13,248) $(2,337) $(15,585)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 105,527 3,749,019 (44,174) 283.4
Norway
DNB Bank ASA 8,197 174,278 4,124 (26.5)
Equinor ASA 87,640 2,777,484 (81,626) 523.7
Norsk Hydro ASA 279,084 1,875,893 21,724 (139.4)
United Kingdom
Subsea 7 SA 65,303 951,269 (6,111) 39.2
Short Positions
Common Stocks
Norway
Gjensidige Forsikring ASA (56,957) (1,051,073) (14,513) 93.1
Kongsberg Gruppen ASA (10,248) (469,163) (5,376) 34.5
Mowi ASA (61,385) (1,099,268) 10,325 (66.3)
Orkla ASA (92,715) (720,001) (8,935) 57.3
Salmar ASA (15,199) (851,217) (1,501) 9.6
Schibsted ASA (18,733) (539,319) 28,577 (183.4)
Telenor ASA (217,188) (2,492,556) 65,200 (418.3)
TOMRA Systems ASA (123,173) (1,493,362) 19,038 (122.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
2-24 months
maturity
02/21/2024 $72,723,098 $(2,192) $(5,968) $(8,160)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 114,321 1,419,227 592 (7.3)
Guatemala
Millicom International Cellular SA 5,774 103,455 4,217 (51.7)
Sweden
AAK AB 6,338 141,359 2,610 (32.0)
Billerud Aktiebolag 143,527 1,462,736 (5,114) 62.7
Elekta AB 110,204 902,569 22,996 (281.8)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Embracer Group AB 1,320,020 3,581,008 (18,077) 221.5
Essity AB 46,548 1,153,561 (13,133) 160.9
Evolution AB 14,031 1,671,239 21,638 (265.2)
Getinge AB 45,341 1,009,630 (4,087) 50.1
H & M Hennes & Mauritz AB 59,872 1,050,157 (25,705) 315.0
Hexpol AB 36,955 447,735 3,662 (44.9)
Husqvarna AB 76,029 627,129 (10,890) 133.5
Saab AB 35,712 2,152,136 92,846 (1,137.8)
Sandvik AB 40,630 882,701 495 (6.1)
Securitas AB 162,186 1,590,071 31,253 (383.0)
Skandinaviska Enskilda Banken AB 11,096 153,133 2,799 (34.3)
Skanska AB 99,271 1,798,551 25,441 (311.8)
SKF AB 203,532 4,078,895 (68,003) 833.4
SSAB AB 367,983 2,817,472 (18,822) 230.7
Svenska Handelsbanken AB 42,874 465,931 4,079 (50.0)
Swedbank AB 117,400 2,373,553 9,502 (116.4)
Trelleborg AB 65,349 2,193,379 4,075 (49.9)
Volvo AB 93,526 2,433,547 26,790 (328.3)
Volvo Car AB 652,073 2,114,796 (35,496) 435.0
Short Positions
Common Stocks
Sweden
AddTech AB (54,901) (1,207,963) 15,682 (192.2)
Alfa Laval AB (3,861) (154,572) (3,976) 48.7
Assa Abloy AB (21,484) (619,151) (19,750) 242.0
Atlas Copco AB (6,505) (112,088) (2,834) 34.7
Axfood AB (7,427) (201,027) (6,995) 85.7
Beijer Ref AB (135,432) (1,817,356) (32,821) 402.2
Boliden AB (12,345) (386,393) 2,217 (27.2)
Castellum AB (100,414) (1,425,753) (5,070) 62.1
Electrolux AB (98,099) (1,053,818) (12,627) 154.7
Epiroc AB (107,455) (2,162,951) (15,140) 185.5
EQT AB (187,864) (5,319,115) (116,839) 1,431.8
Fastighets AB Balder (184,872) (1,311,089) (41,956) 514.2
Hexagon AB (222,669) (2,674,546) (52,910) 648.4
Holmen AB (28,928) (1,221,827) 18,348 (224.9)
Indutrade AB (15,400) (401,363) (257) 3.1
Lifco AB (61,187) (1,502,196) 22,922 (280.9)
Nibe Industrier AB (769,022) (5,400,391) 258,594 (3,169.0)
Sagax AB (35,647) (981,169) (4,645) 56.9
Svenska Cellulosa AB SCA (163,715) (2,459,403) 26,501 (324.8)
Swedish Orphan Biovitrum AB (4,608) (121,984) (3,381) 41.4
Tele2 AB (210,038) (1,805,420) (23,250) 284.9
Telefonaktiebolaget LM Ericsson (144,414) (908,824) (33,982) 416.4
Telia Co. AB (1,117,306) (2,850,729) (23,691) 290.3

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-7.25% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
13-49 months
maturity
ranging from
01/09/2025
- 04/22/2025 $124,299,307 $(125,474) $373,058 $247,584
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 247,500 2,821,361 62,503 25.2
TIM SA/Brazil 423,600 1,559,974 (25,476) (10.3)
Ultrapar Participacoes SA 174,900 948,790 31,964 12.9
Vibra Energia SA 348,100 1,630,511 74,156 30.0
South Korea
Coway Co. Ltd. 20,259 896,046 21,617 8.7
DB Insurance Co. Ltd. 16,938 1,096,958 30,954 12.5
Hana Financial Group, Inc. 56,883 1,908,117 54,675 22.1
HMM Co. Ltd. 67,770 1,028,156 113,600 45.9
Hyundai Glovis Co. Ltd. 8,187 1,213,099 79,918 32.3
Kia Corp. 25,295 1,956,146 216,280 87.4
Posco International Corp. 28,703 1,379,824 28,306 11.4
Woori Financial Group, Inc. 173,329 1,744,560 21,601 8.7
Taiwan
ASE Technology Holding Co. Ltd. 199,000 872,066 36,484 14.7
CTBC Financial Holding Co. Ltd. 1,071,000 988,324 22,282 9.0
Hon Hai Precision Industry Co. Ltd. 631,000 2,146,811 91,707 37.0
Novatek Microelectronics Corp. 107,000 1,799,661 26,467 10.7
Pegatron Corp. 605,000 1,719,074 67,363 27.2
Shanghai Commercial & Savings Bank Ltd. (The) 677,764 1,032,870 41,708 16.8
Wistron Corp. 294,000 940,535 74,058 29.9
WPG Holdings Ltd. 576,000 1,530,273 34,977 14.1
Zhen Ding Technology Holding Ltd. 263,000 932,367 33,801 13.7
Preferred Stocks
Brazil
Petroleo Brasileiro SA (Preference) 274,800 2,096,672 87,802 35.5
Short Positions
Common Stocks
Brazil
Cosan SA (473,200) (1,863,923) (61,931) (25.0)
Equatorial Energia SA (164,006) (1,206,481) (52,388) (21.2)
Localiza Rent a Car SA (178,700) (2,339,684) 6,558 2.6
Rede D'Or Sao Luiz SA (241,000) (1,427,835) (24,902) (10.1)
Rumo SA (201,600) (953,029) (39,740) (16.1)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Korea
Hyundai Mipo Dockyard Co. Ltd. (14,359) (942,232) (69,472) (28.1)
Kakao Corp. (35,493) (1,488,921) (17,033) (6.9)
Korea Electric Power Corp. (80,495) (1,179,160) 4,969 2.0
L&F Co. Ltd. (7,331) (1,150,708) (122,471) (49.5)
LG Energy Solution Ltd. (6,652) (2,195,264) (35,491) (14.3)
POSCO Future M Co. Ltd. (4,559) (1,259,093) 22,944 9.3
Samsung Biologics Co. Ltd. (2,002) (1,177,736) (97,981) (39.6)
Samsung Electronics Co. Ltd. (33,005) (2,003,299) (152,112) (61.4)
SK Hynix, Inc. (18,740) (2,045,245) (26,687) (10.8)
SK Square Co. Ltd. (52,177) (2,120,498) (109,273) (44.1)
Taiwan
AUO Corp. (1,867,924) (1,103,045) (130,791) (52.8)
Chailease Holding Co. Ltd. (147,492) (926,802) (48,488) (19.6)
China Steel Corp. (2,360,000) (2,075,377) (67,253) (27.2)
Chunghwa Telecom Co. Ltd. (244,000) (954,641) (31,394) (12.7)
Delta Electronics, Inc. (125,000) (1,274,804) (49,466) (20.0)
E.Sun Financial Holding Co. Ltd. (3,174,571) (2,667,039) (67,066) (27.1)
Formosa Petrochemical Corp. (424,000) (1,114,271) 12,127 4.9
Formosa Plastics Corp. (371,000) (956,984) (3,365) (1.4)
Fubon Financial Holding Co. Ltd. (733,050) (1,546,424) (36,707) (14.8)
Hotai Motor Co. Ltd. (54,500) (1,257,402) (28,814) (11.6)
Mega Financial Holding Co. Ltd. (1,527,246) (1,948,769) (44,446) (18.0)
Taiwan Cooperative Financial Holding Co. Ltd. (1,202,533) (1,045,872) (20,713) (8.4)
NO. OF
UNITS
Unit
Brazil
Banco BTG Pactual SA (164,200) (1,270,009) (30,809) (12.4)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
December 31, 2023
Collateral pledged to, or (received from), each counterparty at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BANA
Cash $ (283,096) $ – $ (283,096)
Investment Companies 3,265 – 3,265
BARC
Cash – 59,985,291 59,985,291
CITG
Cash – 25,035,078 25,035,078
CITI
Cash (80,528) – (80,528)
Investment Companies 27,368,633 – 27,368,633
GSCO
Cash – 17,084,940 17,084,940
GSIN
U.S. Treasury Bills 142,307,609 – 142,307,609
JPMC
Investment Companies 64 – 64
U.S. Treasury Bills 39,978,854 – 39,978,854
JPMS
Cash – 924,962 924,962
MLIN
Cash 4,411,416 – 4,411,416
MSCL
Cash – 10,925,300 10,925,300
MSIP
U.S. Treasury Bills 50,120,888 – 50,120,888
Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 13,596,909 $ 13,596,909
MSCL
Cash – 23,201,413 23,201,413

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 51.7%
INVESTMENT COMPANIES - 30.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 5.19%
(1)(a)(b) 105,602 105,602
Limited Purpose Cash Investment
Fund, 5.37% (1)(a) 6,991,424 6,988,628
TOTAL INVESTMENT COMPANIES
(Cost $7,091,931) 7,094,230
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 21.2%
U.S. Treasury Bills
5.48%, 4/18/2024 (c) $ 1,693,000 1,666,873
5.38%, 5/30/2024 (c) 1,649,000 1,614,545
5.33%, 6/13/2024 (c) 192,000 187,609
5.27%, 6/20/2024 (c) 514,000 501,745
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 21.2% (continued)
5.21%, 6/27/2024 (c) $ 969,000 944,972
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,912,497) 4,915,744
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,004,428) 12,009,974
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 51.7%
(Cost $12,004,428) 12,009,974
OTHER ASSETS IN EXCESS OF
LIABILITIES - 48.3% ‡ 11,228,840
NET ASSETS - 100.0% 23,238,814
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 7,094,230 30.5%
U.S. Treasury Obligations 4,915,744 21.2
Total Investments In Securities
At Value 12,009,974 51.7
Other Assets in Excess of
Liabilities ‡ 11,228,840 48.3
Net Assets
$ 23,238,814 100.0%
‡ Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
(a) Represents 7-day effective yield as of December 31, 2023.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Forward foreign currency exchange contracts outstanding as of December 31, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 253,500 USD 168,758 CITI 3/20/2024 $ 4,394
AUD 253,500 USD 168,757 JPMC 3/20/2024 4,395
CAD 358,000 USD 264,503 CITI 3/20/2024 5,962
CAD 358,000 USD 264,492 JPMC 3/20/2024 5,973
CHF 194,500 USD 224,720 CITI 3/20/2024 8,394
CHF 194,500 USD 224,719 JPMC 3/20/2024 8,396
DKK 517,500 USD 76,704 CITI 3/20/2024 238
DKK 517,500 USD 76,703 JPMC 3/20/2024 238
EUR 705,000 USD 768,037 CITI 3/20/2024 12,674
EUR 705,000 USD 768,033 JPMC 3/20/2024 12,678
GBP 271,500 USD 342,968 CITI 3/20/2024 3,232
GBP 271,500 USD 342,966 JPMC 3/20/2024 3,233
ILS 56,000 USD 15,153 CITI 3/20/2024 350
ILS 56,000 USD 15,153 JPMC 3/20/2024 350
NOK 129,000 USD 11,974 CITI 3/20/2024 745
NOK 129,000 USD 11,974 JPMC 3/20/2024 745
NZD 5,000 USD 3,076 CITI 3/20/2024 86
NZD 5,000 USD 3,076 JPMC 3/20/2024 86
SEK 605,000 USD 58,388 CITI 3/20/2024 1,780
SEK 605,000 USD 58,387 JPMC 3/20/2024 1,780

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGD 146,500 USD 110,201 CITI 3/20/2024 $ 1,202
SGD 146,500 USD 110,201 JPMC 3/20/2024 1,202
JPY 74,827,500 USD 518,780 CITI 3/21/2024 18,476
JPY 74,827,500 USD 518,777 JPMC 3/21/2024 18,478
Total unrealized appreciation 115,087
HKD 433,500 USD 55,652 CITI 3/20/2024 (37)
HKD 433,500 USD 55,651 JPMC 3/20/2024 (37)
USD 65,250 SGD 86,000 CITI 3/20/2024 (147)
USD 65,250 SGD 86,000 JPMC 3/20/2024 (147)
Total unrealized depreciation (368)
Net unrealized appreciation $ 114,719
Total return basket swap contracts outstanding as of December 31, 2023:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.10% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
37-61 months
maturity
ranging from
12/18/2026
- 01/05/2029 $22,973,717 $(364,838) $46,159 $(318,679)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
ANA Holdings, Inc. 10,800 233,988 (3,760) 1.2
Fujitsu Ltd. 1,300 195,642 (4,613) 1.4
Honda Motor Co. Ltd. 36,200 373,411 (7,813) 2.5
Japan Airlines Co. Ltd. 8,200 161,090 (5,818) 1.8
Japan Post Bank Co. Ltd. 19,000 193,362 (11,596) 3.6
Japan Post Insurance Co. Ltd. 9,100 161,531 (11,208) 3.5
Kansai Paint Co. Ltd. 9,500 161,989 2,536 (0.8)
Kirin Holdings Co. Ltd. 10,900 159,577 (4,348) 1.4
Komatsu Ltd. 6,300 163,947 2,068 (0.6)
Mazda Motor Corp. 19,000 203,093 (4,964) 1.6
Mitsubishi Motors Corp. 71,200 225,352 (8,649) 2.7
Mizuho Financial Group, Inc. 30,800 525,381 (22,029) 6.9
NGK Insulators Ltd. 15,500 184,851 (181) 0.1
Nintendo Co. Ltd. 2,900 150,898 4,294 (1.3)
Niterra Co. Ltd. 7,700 182,366 (413) 0.1
NSK Ltd. 29,800 161,035 284 (0.1)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Panasonic Holdings Corp. 28,000 275,732 (8,637) 2.7
Santen Pharmaceutical Co. Ltd. 15,900 158,192 1,187 (0.4)
Sekisui Chemical Co. Ltd. 11,500 165,404 (3,372) 1.1
Shimamura Co. Ltd. 2,400 267,993 (8,858) 2.8
Shionogi & Co. Ltd. 3,800 182,886 (9,458) 3.0
Sumitomo Mitsui Trust Holdings, Inc. 8,000 153,215 (5,735) 1.8
Tokyo Electron Ltd. 1,100 195,514 5,111 (1.6)
Toyo Suisan Kaisha Ltd. 3,700 190,906 (18,157) 5.7
Yamada Holdings Co. Ltd. 50,800 157,859 2,280 (0.7)
Short Positions
Common Stocks
Japan
Advantest Corp. (5,200) (175,217) (15,050) 4.7
Aeon Co. Ltd. (9,400) (209,756) (3,756) 1.2
Asahi Intecc Co. Ltd. (12,300) (249,430) (5,524) 1.7
BayCurrent Consulting, Inc. (4,300) (150,526) (5,149) 1.6
Chiba Bank Ltd. (The) (24,200) (174,352) 20,754 (6.5)
Denso Corp. (13,000) (195,160) 4,341 (1.4)
Hamamatsu Photonics KK (3,700) (151,803) (7,383) 2.3
Keyence Corp. (900) (395,421) (5,687) 1.8
Kobe Bussan Co. Ltd. (5,900) (174,290) 576 (0.2)
Lasertec Corp. (600) (157,516) (10,793) 3.4
M3, Inc. (16,200) (267,337) (10,194) 3.2
MINEBEA MITSUMI, Inc. (8,700) (178,072) (10,380) 3.3
Nissan Chemical Corp. (5,300) (206,375) (15,753) 4.9
Nitori Holdings Co. Ltd. (2,400) (322,264) (9,773) 3.1
NTT Data Group Corp. (17,600) (248,787) (28,912) 9.1
Obic Co. Ltd. (1,000) (172,055) (4,573) 1.4
Rakuten Group, Inc. (35,000) (156,041) (9,686) 3.0
Resonac Holdings Corp. (11,900) (236,487) (892) 0.3
Shimano, Inc. (1,000) (154,044) 2,917 (0.9)
SMC Corp. (800) (427,949) (17,021) 5.3
Suzuki Motor Corp. (6,000) (255,699) (5,319) 1.7
Sysmex Corp. (2,800) (155,653) 2,543 (0.8)
Tohoku Electric Power Co., Inc. (22,900) (155,669) 8,123 (2.5)
Toyota Industries Corp. (2,400) (195,097) 3,081 (1.0)
Yaskawa Electric Corp. (4,100) (170,650) (17,525) 5.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.61% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
37-61 months
maturity
ranging from
12/18/2026
- 01/03/2029 $84,742,657 $(53,927) $(113,130) $(167,057)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 4,377 478,494 17,840 (10.7)
Adobe, Inc. 722 430,745 (17,226) 10.3
Amazon.com, Inc. 5,088 773,071 24,357 (14.6)
Apple, Inc. 1,701 327,494 (1,106) 0.7
Applied Materials, Inc. 1,704 276,167 8,895 (5.3)
Baker Hughes Co. 8,133 277,986 12,193 (7.3)
Booking Holdings, Inc. 112 397,289 18,830 (11.3)
Centene Corp. 3,951 293,204 195 (0.1)
Cisco Systems, Inc. 8,980 453,670 9,889 (5.9)
Citigroup, Inc. 6,631 341,099 21,816 (13.1)
Citizens Financial Group, Inc. 8,773 290,737 31,144 (18.6)
Coca-Cola Co. (The) 4,918 289,818 (541) 0.3
Crown Castle, Inc. 2,469 284,404 1,027 (0.6)
CVS Health Corp. 3,769 297,600 19,599 (11.7)
Dell Technologies, Inc. 3,817 292,000 24,462 (14.6)
DocuSign, Inc. 5,556 330,304 29,716 (17.8)
Electronic Arts, Inc. 1,897 259,529 (2,409) 1.4
Flowserve Corp. 6,311 260,139 10,047 (6.0)
General Electric Co. 2,196 280,275 6,154 (3.7)
Hewlett Packard Enterprise Co. 16,133 273,938 3,106 (1.9)
Humana, Inc. 903 413,402 (9,254) 5.5
Johnson & Johnson 1,750 274,295 2,842 (1.7)
Kimberly-Clark Corp. 3,707 450,438 2,875 (1.7)
Microsoft Corp. 1,909 717,860 9,049 (5.4)
Molson Coors Beverage Co. 7,274 445,242 (10,453) 6.3
NVIDIA Corp. 1,321 654,186 30,684 (18.4)
PayPal Holdings, Inc. 4,124 253,255 9,575 (5.7)
PPG Industries, Inc. 1,889 282,500 5,681 (3.4)
Starbucks Corp. 2,956 283,806 (3,834) 2.3
Toll Brothers, Inc. 2,785 286,270 27,460 (16.4)
Valero Energy Corp. 2,141 278,330 13,959 (8.4)
Walmart, Inc. 1,715 270,370 10,993 (6.6)
Wendy's Co. (The) 13,737 267,597 (43) 0.0
Short Positions
Common Stocks
United States
Abbott Laboratories (3,023) (332,742) (1,513) 0.9
AMETEK, Inc. (1,590) (262,175) (2,822) 1.7
Celanese Corp. (2,089) (324,568) (25,519) 15.3
Churchill Downs, Inc. (2,548) (343,802) (29,149) 17.4
Gaming and Leisure Properties, Inc. (5,989) (295,557) (5,779) 3.5
Globe Life, Inc. (2,194) (267,054) 1,012 (0.6)
HEICO Corp. (1,770) (316,600) 4,126 (2.5)
Home BancShares, Inc. (10,905) (276,224) (11,398) 6.8
Ionis Pharmaceuticals, Inc. (6,457) (326,660) (5,620) 3.4
Liberty Broadband Corp. (3,150) (253,858) (5,092) 3.0
Monster Beverage Corp. (6,682) (384,950) (7,858) 4.7
Neogen Corp. (12,843) (258,273) (20,355) 12.2
News Corp. (13,274) (325,877) (27,543) 16.5
Southern Co. (The) (3,758) (263,511) 3,048 (1.8)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Southwest Airlines Co. (8,793) (253,942) 3,793 (2.3)
T-Mobile US, Inc. (3,585) (574,783) (4,773) 2.9
TransDigm Group, Inc. (286) (289,318) (1,712) 1.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-1.37% to 0.35%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
01/28/2025
- 12/29/2025 $3,100,994 $6,549 $46,200 $52,749
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 4,755 32,298 446 0.8
Ampol Ltd. 3,096 76,301 181 0.3
ANZ Group Holdings Ltd. 2,600 45,937 190 0.4
Aristocrat Leisure Ltd. 4,795 133,222 310 0.6
Atlas Arteria Ltd. 8,912 35,088 (2) (0.0)
Aurizon Holdings Ltd. 21,011 54,396 274 0.5
BlueScope Steel Ltd. 4,522 72,092 46 0.1
Brambles Ltd. 19,646 182,097 1,910 3.6
Cochlear Ltd. 618 125,730 (376) (0.7)
Coles Group Ltd. 4,639 50,960 411 0.8
Computershare Ltd. 887 14,773 200 0.4
Fortescue Ltd. 1,628 32,100 426 0.8
Harvey Norman Holdings Ltd. 14,427 41,306 506 1.0
Incitec Pivot Ltd. 14,996 29,045 432 0.8
JB Hi-Fi Ltd. 3,432 124,029 1,853 3.5
Lendlease Corp. Ltd. 8,348 42,495 322 0.6
Northern Star Resources Ltd. 8,976 83,280 (715) (1.4)
Orica Ltd. 4,435 48,210 458 0.9
Qantas Airways Ltd. 36,912 135,209 637 1.2
QBE Insurance Group Ltd. 18,111 183,511 2,747 5.2
Qube Holdings Ltd. 9,220 20,386 155 0.3
SEEK Ltd. 1,351 24,579 292 0.6
Sonic Healthcare Ltd. 2,350 51,349 392 0.7
Suncorp Group Ltd. 8,971 84,950 586 1.1
Telstra Group Ltd. 15,756 42,577 274 0.5
Transurban Group 13,825 129,186 (1,032) (2.0)
Westpac Banking Corp. 3,175 49,538 35 0.1
Worley Ltd. 5,044 60,123 (193) (0.4)
New Zealand
Xero Ltd. 1,062 81,018 208 0.4

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
James Hardie Industries plc 1,836 70,789 644 1.2
Short Positions
Common Stocks
Australia
AGL Energy Ltd. (15,686) (101,398) (699) (1.3)
Alumina Ltd. (72,330) (44,615) 484 0.9
APA Group (2,042) (11,884) 98 0.2
Cleanaway Waste Management Ltd. (55,160) (101,123) (385) (0.7)
Commonwealth Bank of Australia (444) (33,840) (198) (0.4)
Domino's Pizza Enterprises Ltd. (2,706) (108,628) (920) (1.7)
Endeavour Group Ltd. (2,978) (10,576) (84) (0.2)
IDP Education Ltd. (1,051) (14,337) 95 0.2
Liontown Resources Ltd. (43,555) (48,850) (618) (1.2)
Lynas Rare Earths Ltd. (14,396) (70,270) (618) (1.2)
Macquarie Group Ltd. (130) (16,274) (90) (0.2)
Medibank Pvt Ltd. (4,407) (10,699) (98) (0.2)
Mineral Resources Ltd. (2,169) (103,317) (459) (0.9)
Pro Medicus Ltd. (589) (38,435) (59) (0.1)
REA Group Ltd. (306) (37,733) (307) (0.6)
Reece Ltd. (4,117) (62,797) (738) (1.4)
Santos Ltd. (2,480) (12,895) 34 0.1
Treasury Wine Estates Ltd. (2,764) (20,336) (88) (0.2)
Wesfarmers Ltd. (408) (15,867) (186) (0.4)
WiseTech Global Ltd. (299) (15,325) 13 0.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.23% to 0.24%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
08/26/2024
- 02/25/2025 $3,838,321 $(8,993) $68,899 $59,906
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 8,854 124,887 (134) (0.2)
Alamos Gold, Inc. 5,756 77,410 (2,155) (3.6)
Atco Ltd. 2,202 64,263 1,080 1.8
Bank of Nova Scotia (The) 2,013 97,988 912 1.5
Canadian Imperial Bank of Commerce 1,006 48,438 91 0.2
Canadian Tire Corp. Ltd. 376 39,931 219 0.4

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Canadian Utilities Ltd. 954 22,960 223 0.4
CGI, Inc. 210 22,497 13 0.0
Descartes Systems Group, Inc. (The) 408 34,280 436 0.7
Empire Co. Ltd. 1,739 46,000 446 0.7
Finning International, Inc. 3,688 106,656 (1,531) (2.6)
George Weston Ltd. 855 106,145 936 1.6
iA Financial Corp., Inc. 945 64,422 107 0.2
Kinross Gold Corp. 6,997 42,350 (1,109) (1.9)
Magna International, Inc. 476 28,124 (154) (0.3)
Northland Power, Inc. 1,383 25,123 31 0.1
Nutrien Ltd. 521 29,352 (515) (0.9)
Open Text Corp. 2,148 90,277 (956) (1.6)
Parkland Corp. 4,200 135,378 (1,585) (2.6)
Pembina Pipeline Corp. 3,551 122,257 (348) (0.6)
Shopify, Inc. 1,607 125,111 (459) (0.8)
SNC-Lavalin Group, Inc. 2,121 68,286 143 0.2
Stantec, Inc. 1,229 98,669 1,015 1.7
Sun Life Financial, Inc. 3,299 171,093 1,917 3.2
TFI International, Inc. 444 60,395 (580) (1.0)
Toromont Industries Ltd. 709 62,122 (139) (0.2)
West Fraser Timber Co. Ltd. 649 55,523 (215) (0.4)
Zambia
First Quantum Minerals Ltd. 9,325 76,357 (1,847) (3.1)
Short Positions
Common Stocks
Canada
Aritzia, Inc. (2,302) (47,776) 824 1.4
BCE, Inc. (5,655) (222,649) (2,120) (3.5)
Boralex, Inc. (1,144) (29,078) (426) (0.7)
Brookfield Corp. (857) (34,376) 433 0.7
Brookfield Infrastructure Corp. (811) (28,607) (40) (0.1)
Capital Power Corp. (3,423) (97,752) 255 0.4
Dollarama, Inc. (699) (50,374) (596) (1.0)
Element Fleet Management Corp. (2,610) (42,468) (689) (1.2)
Emera, Inc. (1,685) (63,964) (763) (1.3)
GFL Environmental, Inc. (3,609) (124,499) (641) (1.1)
Hydro One Ltd. (1,362) (40,807) (370) (0.6)
Intact Financial Corp. (296) (45,540) (469) (0.8)
Pan American Silver Corp. (3,683) (60,121) 1,754 2.9
RB Global, Inc. (1,030) (68,926) (513) (0.9)
Restaurant Brands International, Inc. (1,848) (144,390) (280) (0.5)
Teck Resources Ltd. (1,673) (70,718) 353 0.6
Thomson Reuters Corp. (464) (67,839) (704) (1.2)
TMX Group Ltd. (1,666) (40,297) (478) (0.8)
WSP Global, Inc. (157) (22,008) (237) (0.4)
Chile
Lundin Mining Corp. (5,408) (44,242) 35 0.1
United States
Brookfield Renewable Corp. (1,159) (33,360) – –
BRP, Inc. (922) (65,978) 330 0.6

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.23% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 01/26/2026 $4,074,572 $7,230 $(74,781) $(67,551)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 6,856 304,394 335 (0.5)
Adecco Group AG (Registered) 3,100 152,252 (380) 0.6
Alcon, Inc. 299 23,393 121 (0.2)
Baloise Holding AG (Registered) 310 48,604 (123) 0.2
Barry Callebaut AG (Registered) 11 18,570 97 (0.1)
Cie Financiere Richemont SA (Registered) 152 20,995 (87) 0.1
Clariant AG (Registered) 2,129 31,455 (187) 0.3
DKSH Holding AG 750 52,078 357 (0.5)
Galenica AG 387 33,477 209 (0.3)
Georg Fischer AG (Registered) 2,595 188,849 21 (0.0)
Kuehne + Nagel International AG (Registered) 308 106,290 166 (0.2)
Logitech International SA (Registered) 1,255 119,336 725 (1.1)
Lonza Group AG (Registered) 256 107,926 863 (1.3)
Novartis AG (Registered) 4,915 496,467 4,411 (6.5)
Sandoz Group AG 120 3,861 27 (0.0)
SGS SA (Registered) 211 18,216 80 (0.1)
Sonova Holding AG (Registered) 63 20,604 102 (0.2)
Temenos AG (Registered) 621 57,870 193 (0.3)
United States
Holcim AG 2,301 180,724 (345) 0.5
Roche Holding AG 202 58,720 189 (0.3)
Swiss Re AG 2,465 277,388 (1,396) 2.1
Short Positions
Common Stocks
Switzerland
Avolta AG (2,274) (89,530) 411 (0.6)
Bachem Holding AG (1,391) (107,721) 673 (1.0)
Belimo Holding AG (Registered) (40) (22,078) (49) 0.1
BKW AG (200) (35,573) (13) 0.0
Chocoladefabriken Lindt & Spruengli AG (16) (192,058) 653 (1.0)
EMS-Chemie Holding AG (Registered) (215) (174,328) (773) 1.1
Flughafen Zurich AG (Registered) (2) (418) 3 (0.0)
Geberit AG (Registered) (110) (70,611) (116) 0.2
Givaudan SA (Registered) (7) (29,027) (121) 0.2
Helvetia Holding AG (Registered) (53) (7,308) (7) 0.0
Julius Baer Group Ltd. (191) (10,715) 5 (0.0)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Partners Group Holding AG (45) (65,068) (194) 0.3
Schindler Holding AG (95) (23,784) (10) 0.0
SIG Group AG (8,502) (195,810) 907 (1.3)
Sika AG (Registered) (539) (175,755) (671) 1.0
Straumann Holding AG (Registered) (1,235) (199,580) 1,151 (1.7)
Swatch Group AG (The) (286) (77,818) (92) 0.1
Swiss Life Holding AG (Registered) (13) (9,034) (20) 0.0
Swisscom AG (Registered) (25) (15,047) 12 (0.0)
Tecan Group AG (Registered) (115) (47,047) 372 (0.6)
UBS Group AG (Registered) (1,738) (53,985) (142) 0.2
VAT Group AG (258) (129,583) (7) 0.0
Zurich Insurance Group AG (10) (5,228) (13) 0.0
United States
Nestle SA (Registered) (138) (15,997) (107) 0.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.26% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 01/26/2026 $1,130,936 $1,740 $13,423 $15,163
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 1,590 199,520 991 6.5
Danske Bank A/S 519 13,874 39 0.3
Demant A/S 1,302 57,106 770 5.1
Genmab A/S 257 81,945 575 3.8
ISS A/S 9,315 177,913 1,197 7.9
Jyske Bank A/S (Registered) 91 6,525 22 0.1
Pandora A/S 888 122,771 394 2.6
ROCKWOOL A/S 37 10,825 (65) (0.4)
Vestas Wind Systems A/S 750 23,731 (111) (0.7)
Short Positions
Common Stocks
Denmark
Ambu A/S (3,302) (51,441) (719) (4.7)
AP Moller - Maersk A/S (11) (19,800) (47) (0.3)
Coloplast A/S (257) (29,366) 236 1.6
DSV A/S (637) (111,925) (1,132) (7.5)
GN Store Nord A/S (1,051) (26,744) 234 1.5

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Denmark (continued)
Novo Nordisk A/S (518) (53,681) (598) (3.9)
Novozymes A/S (1,482) (81,471) 150 1.0
Orsted A/S (63) (3,492) 3 0.0
Royal Unibrew A/S (3) (200) 2 0.0
Tryg A/S (2,693) (58,606) (201) (1.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.75% to 0.30%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 01/26/2026 $18,935,680 $(2,065) $181,108 $179,043
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 3,311 143,931 104 0.1
France
Bouygues SA 4,981 187,929 (726) (0.4)
Cie de Saint-Gobain SA 2,940 216,817 335 0.2
Eiffage SA 1,766 189,581 940 0.5
Orange SA 14,491 165,163 (881) (0.5)
Rexel SA 6,556 179,938 (954) (0.5)
Safran SA 764 134,701 (188) (0.1)
Societe Generale SA 6,172 164,208 (881) (0.5)
Sodexo SA 1,631 179,554 1,661 0.9
Worldline SA 8,821 153,397 (1,697) (0.9)
Germany
Allianz SE (Registered) 639 170,767 269 0.2
Bayerische Motoren Werke AG 2,368 263,491 1,030 0.6
Daimler Truck Holding AG 3,849 144,584 (55) (0.0)
Deutsche Bank AG (Registered) 14,872 203,019 (563) (0.3)
GEA Group AG 3,406 141,602 1,453 0.8
HOCHTIEF AG 1,298 143,748 (537) (0.3)
Mercedes-Benz Group AG 4,843 334,157 (904) (0.5)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 590 244,740 (1,480) (0.8)
Siemens AG (Registered) 956 179,355 1,186 0.7
Italy
Assicurazioni Generali SpA 9,611 203,057 (1,134) (0.6)
Banco BPM SpA 36,694 194,440 283 0.2
Enel SpA 22,415 166,763 171 0.1
Intesa Sanpaolo SpA 45,562 133,332 (285) (0.2)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy (continued)
Leonardo SpA 11,464 189,421 1,168 0.7
Pirelli & C SpA 22,837 124,605 1,771 1.0
Poste Italiane SpA 15,504 176,230 (47) (0.0)
UniCredit SpA 6,166 167,898 1,468 0.8
Netherlands
Akzo Nobel NV 1,714 141,931 247 0.1
ASML Holding NV 315 237,790 (464) (0.3)
Koninklijke Ahold Delhaize NV 10,557 303,740 5 0.0
NN Group NV 3,376 133,422 (114) (0.1)
Singapore
STMicroelectronics NV 4,257 213,527 (1,100) (0.6)
Spain
Banco de Sabadell SA 246,624 303,583 3,558 2.0
Banco Santander SA 56,087 234,594 (1,310) (0.7)
Industria de Diseno Textil SA 3,040 132,648 845 0.5
Short Positions
Common Stocks
France
Hermes International SCA (59) (125,405) 275 0.2
Sartorius Stedim Biotech (853) (226,201) (765) (0.4)
Germany
Beiersdorf AG (946) (141,668) (1,039) (0.6)
Deutsche Post AG (3,940) (195,014) 59 0.0
RWE AG (5,822) (264,976) (1,198) (0.7)
Siemens Healthineers AG (5,303) (307,885) 2,976 1.7
Italy
Davide Campari-Milano NV (13,682) (154,507) 424 0.2
Ferrari NV (1,866) (629,974) (1,658) (0.9)
Luxembourg
ArcelorMittal SA (6,409) (181,888) 1,278 0.7
Eurofins Scientific SE (3,017) (196,806) (509) (0.3)
Netherlands
Adyen NV (126) (162,659) 1,191 0.7
Spain
Cellnex Telecom SA (7,861) (309,511) 2,902 1.6
Switzerland
DSM-Firmenich AG (1,996) (202,980) (304) (0.2)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG (Preference) (2,533) (223,099) 783 0.4
Sartorius AG (Preference) (790) (290,104) 1,895 1.1

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23% to 0.30%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 01/26/2026 $8,251,533 $5,970 $171,734 $177,704
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Associated British Foods plc 6,348 191,322 (560) (0.3)
Auto Trader Group plc 7,668 70,443 93 0.1
Aviva plc 22,694 125,576 251 0.1
BAE Systems plc 10,350 146,504 2,045 1.2
Barclays plc 73,396 143,714 (41) (0.0)
Barratt Developments plc 12,812 91,779 (719) (0.4)
Burberry Group plc 15,359 277,029 (1,121) (0.6)
DCC plc 1,492 109,783 227 0.1
easyJet plc 13,520 87,708 (802) (0.5)
Hiscox Ltd. 7,251 97,416 (537) (0.3)
Howden Joinery Group plc 9,222 95,473 (2,162) (1.2)
HSBC Holdings plc 25,632 207,362 910 0.5
Informa plc 6,196 61,628 161 0.1
InterContinental Hotels Group plc 1,601 144,372 18 0.0
Intertek Group plc 1,971 106,703 (253) (0.1)
Kingfisher plc 44,542 138,008 (2,114) (1.2)
Man Group plc 33,478 99,257 (627) (0.4)
Marks & Spencer Group plc 55,071 190,854 (498) (0.3)
Melrose Industries plc 21,017 151,919 (657) (0.4)
Pearson plc 8,371 102,820 473 0.3
Rightmove plc 9,597 70,547 150 0.1
Rolls-Royce Holdings plc 54,476 207,792 311 0.2
Smiths Group plc 5,483 123,068 (321) (0.2)
Spectris plc 2,192 105,437 (719) (0.4)
Standard Chartered plc 8,154 69,196 658 0.4
Taylor Wimpey plc 107,362 200,973 2,641 1.5
Vodafone Group plc 161,512 141,055 (90) (0.1)
Weir Group plc (The) 2,724 65,454 (224) (0.1)
WPP plc 8,959 85,575 (574) (0.3)
United States
GSK plc 6,764 124,926 (55) (0.0)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Australia
Glencore plc (38,714) (232,712) 230 0.1
Rio Tinto plc (3,244) (241,292) 143 0.1
Burkina Faso
Endeavour Mining plc (4,308) (96,397) 2,165 1.2
Chile
Antofagasta plc (9,403) (201,055) 3,958 2.2
Hong Kong
Prudential plc (9,667) (109,070) (1,572) (0.9)
South Africa
Anglo American plc (4,141) (103,636) 654 0.4
United Kingdom
Admiral Group plc (2,375) (81,198) 872 0.5
Ashtead Group plc (3,620) (251,616) 1,006 0.6
AstraZeneca plc (2,505) (337,899) (1,040) (0.6)
Croda International plc (1,399) (89,989) 622 0.4
Halma plc (3,031) (88,129) 1,025 0.6
Lloyds Banking Group plc (156,185) (94,732) 715 0.4
Ocado Group plc (6,827) (65,948) (402) (0.2)
Persimmon plc (5,572) (98,492) 231 0.1
Rentokil Initial plc (20,611) (116,169) 570 0.3
RS GROUP plc (7,005) (73,120) 972 0.5
Severn Trent plc (6,148) (202,174) 1,847 1.0
Spirax-Sarco Engineering plc (1,317) (176,209) 554 0.3
United Utilities Group plc (8,285) (111,916) 342 0.2
Wise plc (12,630) (140,464) 954 0.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/27/2025
- 12/29/2025 $1,303,652 $1,695 $13,079 $14,774
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 62,000 168,425 3,614 24.5
Hong Kong
AIA Group Ltd. 4,800 41,774 269 1.8
ASMPT Ltd. 2,400 22,886 141 1.0
CK Asset Holdings Ltd. 17,500 87,834 1,662 11.2

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Hang Lung Properties Ltd. 17,000 23,635 770 5.2
Hang Seng Bank Ltd. 800 9,340 120 0.8
Hong Kong Exchanges & Clearing Ltd. 100 3,430 126 0.9
Man Wah Holdings Ltd. 50,000 34,292 1,828 12.4
MTR Corp. Ltd. 3,500 13,585 227 1.5
New World Development Co. Ltd. 23,000 35,662 238 1.6
Power Assets Holdings Ltd. 5,000 28,989 430 2.9
Sino Land Co. Ltd. 14,000 15,225 182 1.2
Sun Hung Kai Properties Ltd. 7,500 81,160 767 5.2
Swire Pacific Ltd. 9,500 80,462 679 4.6
Swire Properties Ltd. 15,200 30,769 480 3.2
WH Group Ltd. 97,500 62,965 1,033 7.0
Macau
Sands China Ltd. 9,200 26,928 595 4.0
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (19,000) (35,619) (1,116) (7.6)
ESR Group Ltd. (56,400) (77,999) (1,252) (8.5)
SITC International Holdings Co. Ltd. (26,000) (44,877) 408 2.8
Xinyi Glass Holdings Ltd. (68,004) (76,381) (2,936) (19.9)
Hong Kong
CLP Holdings Ltd. (2,000) (16,524) (132) (0.9)
Hong Kong & China Gas Co. Ltd. (60,000) (46,007) (864) (5.8)
Techtronic Industries Co. Ltd. (10,500) (125,108) 164 1.1
Wharf Real Estate Investment Co. Ltd. (32,000) (108,175) (5,554) (37.6)
Macau
Galaxy Entertainment Group Ltd. (1,000) (5,601) (184) (1.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.30%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 01/26/2026 $600,272 $(2,398) $2,138 $(260)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 584 20,748 (193) 74.1

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Norway
DNB Bank ASA 1,966 41,800 279 (107.4)
Kongsberg Gruppen ASA 176 8,057 49 (19.0)
Mowi ASA 2,179 39,021 545 (209.6)
Norsk Hydro ASA 23,886 160,552 (14) 5.2
Orkla ASA 6,810 52,885 765 (294.0)
Telenor ASA 5,468 62,753 (269) 103.6
United Kingdom
Subsea 7 SA 3,136 45,682 (274) 105.3
Short Positions
Common Stocks
Norway
Gjensidige Forsikring ASA (75) (1,384) (38) 14.5
Salmar ASA (2,129) (119,234) (2,264) 870.7
Schibsted ASA (240) (6,910) (78) 30.0
TOMRA Systems ASA (3,402) (41,246) (906) 348.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.50% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 11/25/2025 $3,146,551 $(4,833) $(46,901) $(51,734)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Guatemala
Millicom International Cellular SA 3,093 55,419 (410) 0.8
Sweden
Alfa Laval AB 1,170 46,840 (90) 0.2
Assa Abloy AB 88 2,536 2 (0.0)
Billerud Aktiebolag 8,161 83,172 (237) 0.5
Boliden AB 2,717 85,041 (492) 1.0
Electrolux AB 5,934 63,745 (149) 0.3
Elekta AB 6,955 56,961 776 (1.5)
Embracer Group AB 15,292 41,485 (1,339) 2.6
Essity AB 2,745 68,027 233 (0.4)
Evolution AB 494 58,841 50 (0.1)
Getinge AB 3,293 73,327 (36) 0.1
H & M Hennes & Mauritz AB 8,554 150,037 (427) 0.8
Husqvarna AB 1,837 15,153 (109) 0.2
Saab AB 556 33,507 387 (0.7)
Sandvik AB 1,405 30,524 101 (0.2)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Skanska AB 1,207 21,868 10 (0.0)
SKF AB 5,271 105,634 (1,134) 2.2
SSAB AB 9,544 73,074 (383) 0.7
Svenska Handelsbanken AB 1,774 19,279 10 (0.0)
Swedbank AB 5,117 103,454 1,023 (2.0)
Tele2 AB 4,856 41,741 159 (0.3)
Telia Co. AB 33,456 85,361 231 (0.4)
Trelleborg AB 4,692 157,483 990 (1.9)
Volvo AB 5,550 144,411 297 (0.6)
Volvo Car AB 18,399 59,671 75 (0.1)
Short Positions
Common Stocks
Sweden
AddTech AB (1,461) (32,146) 128 (0.2)
Atlas Copco AB (2,626) (45,249) (363) 0.7
Axfood AB (1,436) (38,868) (711) 1.4
Beijer Ref AB (7,007) (94,027) 1,150 (2.2)
Epiroc AB (9,717) (195,592) (1,917) 3.7
EQT AB (8,022) (227,132) (1,887) 3.6
Hexagon AB (16,798) (201,766) (1,306) 2.5
Hexpol AB (1,523) (18,452) 60 (0.1)
Holmen AB (1,452) (61,328) 804 (1.6)
Indutrade AB (3,449) (89,890) (598) 1.2
Lifco AB (3,649) (89,586) 308 (0.6)
Nibe Industrier AB (13,786) (96,811) 159 (0.3)
Securitas AB (10,459) (102,540) 28 (0.1)
Svenska Cellulosa AB SCA (2,530) (38,007) (42) 0.1
Swedish Orphan Biovitrum AB (4,065) (107,610) (49) 0.1
Telefonaktiebolaget LM Ericsson (4,919) (30,956) (135) 0.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.30% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/27/2025
- 12/29/2025 $500,123 $6,487 $3,994 $10,481
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 9,700 26,203 626 6.0
Yangzijiang Shipbuilding Holdings Ltd. 13,500 15,231 194 1.8

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
December 31, 2023
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Singapore
Genting Singapore Ltd. 61,600 46,659 1,151 11.0
Oversea-Chinese Banking Corp. Ltd. 8,500 83,635 2,161 20.6
Singapore Airlines Ltd. 12,900 64,053 1,300 12.4
Singapore Telecommunications Ltd. 8,500 15,912 261 2.5
United Overseas Bank Ltd. 7,000 151,082 3,167 30.2
Short Positions
Common Stocks
Singapore
City Developments Ltd. (400) (2,014) 6 0.1
Seatrium Ltd. (404,800) (36,145) (913) (8.7)
Singapore Technologies Engineering Ltd. (20,100) (59,189) (1,466) (14.0)
Collateral pledged to, or (received from), each counterparty at December 31, 2023 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITI
Investment Companies $ 105,602 $ – $ 105,602
GSIN
Cash 10,331,438 – 10,331,438
MLIN
Cash (401,781) – (401,781)

Schedule of Investments
AQR Funds | Annual Report | December 2023
December 31, 2023
The accompanying notes are an integral part of these financial statements.
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System  Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi
COP - Colombian peso
CZK - Czech Republic koruna
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KRW - Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
NZD - New Zealand dollar
PEN - Peruvian Nuevo sol
PHP - Philippine peso
PLN - Poland zloty
SEK - Swedish krona
SGD - Singapore dollar
THB - Thai baht
TWD - New Taiwan dollar
USD - United States dollar
ZAR - South African rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BARC - Barclays Capital, Inc.
BNPP - BNP Paribas SA
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MLIN - Merrill Lynch International
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc

Schedule of Investments
AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 4.02%
Australian Bank-Bill Reference Rate (“BBR”): 4.31%
Australian Overnight Indexed Swap Rate (“AOISR”): 4.32%
Bank of Japan Estimate Unsecured Overnight Call Rate (“MUTSC”): -0.04%
Brazilian Interbank Certificate of Deposit (“CDI”): 11.65%
Canadian Dollar Offered Rate (“CDOR”): 5.46%
Canadian Overnight Repo Rate Average ("CORRA"): 5.06%
Copenhagen Interbank Offered Rate(“CIBOR”): 3.87%
Denmark Tomorrow/Next : 3.60%
Euro Short-Term Rate ("ESTR"): 3.88%
Federal Funds Floating Rate: 5.33%
Hong Kong Interbank Offered Rate (“HIBOR”): 5.27%
Hong Kong Overnight Index Average (“HONIX”): 6.07%
Johannesburg Interbank Agreed Rate (“JIBAR”): 8.30%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 11.50%
Norway Interbank Offered Rate ("NIBOR"): 4.59%
Norwegian Overnight Weighted Average ("NOWA"): 4.50%
Overnight Bank Funding Rate ("OBFR"): 5.32%
Rand Overnight Deposit Rate: 8.07%
Reserve Bank of Australia Cash Rate (“RBACR”): 4.32%
Singapore Overnight Rate Average (“SORA”): 3.62%
Sterling Overnight Index Average (“SONIA”): 5.19%
Swiss Average Rate Overnight (“SARON”): 1.70%
Tel Aviv Interbank Offer Rate ("TELBOR"): 4.60%
Tokyo Overnight Average Rate (“TONAR”): -0.04%
Warsaw Interbank Offered Rate(“WIBOR”): 5.70%

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 386,286,455 $ 1,659,973,941 $ 9,211,457 $ 255,000,272
Investments in securities of affiliated issuers, at cost ............. — 333,673,392 453,868,222 —
Investments in securities of unaffiliated issuers, at value .......... $ 482,153,221 $ 1,693,336,862 $ 9,212,123 $ 257,736,148
Investments in securities of affiliated issuers, at value ............ — 333,797,563 442,974,590 —
Cash ................................................. 140,263 1,168,676 — —
Cash denominated in foreign currencies
‡
...................... 460,951 4,604,827 — 1,833,980
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 5,169,935 1,898 — 12,225
Unrealized appreciation on OTC swaps ....................... 563,436 805,092 — 892,730
Deposits for securities sold short ............................ 37,478,484 51,830,875 — —
Due from brokers ....................................... 2,667,019 29,167,570 — 29,160
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $(1,108,368), $(1,128,906), $— and $—, respectively) ........................................... 2,123,389 5,467,433 — —
Deposits with brokers for futures contracts ..................... 19,592,573 3,963,502 — —
Variation margin on centrally cleared swaps .................... — 78,474 — —
Variation margin on futures contracts ......................... 138,185 5,637 — —
Receivables:
Securities sold ....................................... 14,086 5,160,058 8,475,342 4,587,315
Foreign tax reclaims ................................... 352,440 66,249 — 103,777
Dividends and interest .................................. 839,120 4,990,617 43,909 656,828
Capital shares sold .................................... 726,821 2,138,036 3,487,810 2,497,656
Due from Investment Adviser ............................. — — 4,045 —
Due from custodian .................................... — 1,200,329 — —
Prepaid expenses .......................................
25,031 20,625 36,020 28,702
Total Assets 552,444,954 2,137,804,323 464,233,839 268,378,521
LIABILITIES:
Securities sold short, at value (proceeds  $387,201,925, $284,596,875,
$– and $7,896,948, respectively) ............................ 374,140,121 299,234,251 — 8,312,783
Due to brokers ......................................... 331,392 625,092 — 321
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 5,561,604 743,589 — 115,308
Unrealized depreciation on OTC swaps ....................... 64,257 19,252,840 — 2,489,070
Variation margin on centrally cleared swaps .................... 152,548 — — —
Variation margin on futures contracts ......................... 462,411 183,898 — —
Payables: – – – –
Securities purchased ................................... 802,856 13,057,619 9,270,957 2,177,336
Accrued investment advisory fees ......................... 144,825 1,484,782 — 251,344
Accrued distribution fees—Class N ........................ 1,395 11,674 5,991 7,414
Capital shares redeemed ............................... 4,232 2,506,773 2,831,173 1,191,633
Dividends and interest payable on securities sold short ......... 493,024 392,732 — 3,726
Other accrued expenses and liabilities ........................
139,613 587,211 135,329 156,932
Total Liabilities 382,298,278 338,080,461 12,243,450 14,705,867
Commitments and contingent liabilities
^
Net Assets $ 170,146,676 $ 1,799,723,862 $ 451,990,389 $ 253,672,654
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 196,397,379 $ 1,945,462,453 $ 475,523,148 $ 255,513,461
Total distributable earnings (loss) ...........................
(26,250,703) (145,738,591) (23,532,759) (1,840,807)
Net Assets $ 170,146,676 $ 1,799,723,862 $ 451,990,389 $ 253,672,654
NET ASSETS:
Class I ............................................... $ 53,905,495 $ 1,217,508,771 $ 422,537,688 $ 142,947,212
Class N ............................................... 6,463,594 54,731,151 28,964,580 22,616,203
Class R6 .............................................. 109,777,587 527,483,940 488,121 88,109,239
SHARES OUTSTANDING: – – – –
Class I ............................................... 5,531,350 102,379,836 37,660,958 16,865,505
Class N ............................................... 668,409 4,605,535 2,590,043 2,721,551
Class R6 .............................................. 11,220,343 44,376,909 43,445 10,340,243
NET ASSET VALUE: – – – –
Class I ............................................... $ 9.75 $ 11.89 $ 11.22 $ 8.48
Class N ............................................... $ 9.67 $ 11.88 $ 11.18 $ 8.31
Class R6 .............................................. $ 9.78 $ 11.89 $ 11.24 $ 8.52
‡
Cash denominated in foreign currencies, at cost ............... $ 454,813 $ 4,570,038 $ — $ 1,818,745
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
AQR MANAGED
FUTURES
STRATEGY
FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 594,794,874 $ 81,677,250 $ 1,252,913,377 $ 140,599,949
Investments in securities of affiliated issuers, at cost ............. 267,174,066 — — —
Investments in securities of unaffiliated issuers, at value .......... $ 595,110,711 $ 82,727,424 $ 1,253,492,983 $ 140,641,422
Investments in securities of affiliated issuers, at value ............ 267,234,005 — — —
Cash denominated in foreign currencies
‡
...................... 11,071,953 518,956 3,252,454 1,059,589
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 3,693,333 8,105,720 55,842,051 9,012,706
Unrealized appreciation on OTC swaps ....................... 4,317,756 769,359 6,935,770 1,091,330
Due from brokers ....................................... 95,110,571 166,401 4,423,962 —
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $—, $(3,749,373), $(1,377,691) and $(201,532), respectively) ........................................... — 4,787,133 17,845,565 3,036,578
Deposits with brokers for futures contracts ..................... 13,299,802 16,616,364 102,820,998 18,189,350
Variation margin on centrally cleared swaps .................... — 19,921 36,584 16,642
Variation margin on futures contracts ......................... — 318,997 2,769,695 511,903
Receivables:
Securities sold ....................................... 4,272 33,425 244,357 6,821
Foreign tax reclaims ................................... 8,835 2,700 — —
Dividends and interest .................................. 1,264,809 213,628 1,151,405 151,543
Capital shares sold .................................... 4,568,760 391,837 5,849,720 4,352,242
Prepaid expenses .......................................
62,152 15,446 15,183 21,411
Total Assets 995,746,959 114,687,311 1,454,680,727 178,091,537
LIABILITIES:
Due to custodian ........................................ 210,008 99,993 1,042,604 —
Due to brokers ......................................... 1,435,422 1,451,695 3,161,453 986,477
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 215,463 6,616,306 66,269,995 10,973,929
Unrealized depreciation on OTC swaps ....................... 34,447,695 321,688 17,038,329 3,203,050
Deposits from brokers for futures contracts .................... — 46 — —
Variation margin on centrally cleared swaps .................... — 209,876 998,686 170,404
Variation margin on futures contracts ......................... 475,207 559,083 2,153,552 355,923
Payables: – – – –
Securities purchased ................................... — 37,106 303,543 12,186
Accrued investment advisory fees ......................... 937,561 58,874 1,256,274 172,958
Accrued distribution fees—Class N ........................ 9,572 799 11,233 913
Capital shares redeemed ............................... 1,303,229 1,647,826 13,981,977 274,388
Dividends and interest payable on securities sold short ......... — 1,183 2,537 478
Other accrued expenses and liabilities ........................
377,234 118,156 364,728 129,041
Total Liabilities 39,411,391 11,122,631 106,584,911 16,279,747
Commitments and contingent liabilities
^
Net Assets $ 956,335,568 $ 103,564,680 $ 1,348,095,816 $ 161,811,790
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 952,635,307 $ 114,237,453 $ 2,373,369,857 $ 270,331,577
Total distributable earnings (loss) ...........................
3,700,261 (10,672,773) (1,025,274,041) (108,519,787)
Net Assets $ 956,335,568 $ 103,564,680 $ 1,348,095,816 $ 161,811,790
NET ASSETS:
Class I ............................................... $ 909,817,413 $ 36,897,605 $ 1,147,293,309 $ 77,589,772
Class N ............................................... 39,327,401 2,206,702 50,893,091 3,886,978
Class R6 .............................................. 7,190,754 64,460,373 149,909,416 80,335,040
SHARES OUTSTANDING: – – – –
Class I ............................................... 69,014,395 3,769,119 140,232,406 10,059,144
Class N ............................................... 3,057,909 228,446 6,278,552 500,108
Class R6 .............................................. 540,594 6,569,722 18,291,330 10,383,649
NET ASSET VALUE: – – – –
Class I ............................................... $ 13.18 $ 9.79 $ 8.18 $ 7.71
Class N ............................................... $ 12.86 $ 9.66 $ 8.11 $ 7.77
Class R6 .............................................. $ 13.30 $ 9.81 $ 8.20 $ 7.74
‡
Cash denominated in foreign currencies, at cost ............... $ 11,004,799 $ 512,706 $ 3,247,691 $ 1,057,207
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 260,992,562 $ 204,412,203 $ 486,635,754 $ 12,004,428
Investments in securities of affiliated issuers, at cost ............. — 212,120,688 265,913,388 —
Investments in securities of unaffiliated issuers, at value .......... $ 287,667,047 $ 204,505,219 $ 502,880,474 $ 12,009,974
Investments in securities of affiliated issuers, at value ............ — 212,191,781 265,947,113 —
Cash ................................................. — — 8,254 999,973
Cash denominated in foreign currencies
‡
...................... 1,216,421 — 16,395,932 274,065
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 3,932,479 — 31,769,648 115,087
Unrealized appreciation on OTC swaps ....................... 38,365 — 10,389,024 509,820
Deposits for securities sold short ............................ — — 707,350 —
Due from brokers ....................................... 1,133 — 4,475,468 10,331,437
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $—, $—, $(10,235,693) and $—, respectively) .. — — 16,746,829 —
Deposits with brokers for futures contracts ..................... 16,987,606 48,749,238 126,932,973 —
Variation margin on futures contracts ......................... 68,269 — 2,408,605 —
Receivables:
Securities sold ....................................... 3,700 — 122,156 120
Foreign tax reclaims ................................... 162,112 — 177,374 —
Dividends and interest .................................. 458,771 1,010,612 1,385,875 76,166
Capital shares sold .................................... 1,301,831 656,625 9,295,533 234
Prepaid expenses .......................................
23,017 27,416 38,332 29,456
Total Assets 311,860,751 467,140,891 989,680,940 24,346,332
LIABILITIES:
Securities sold short, at value (proceeds  $32,506,080, $–,
$45,624,015 and $–, respectively) ........................... 35,043,026 — 46,105,791 —
Due to custodian ........................................ 324 60 — —
Due to brokers ......................................... 273 139 363,625 401,808
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 4,295,601 — 30,642,548 368
Unrealized depreciation on OTC swaps ....................... 116,032 — 24,568,869 605,281
Variation margin on centrally cleared swaps .................... — — 1,193,626 —
Variation margin on futures contracts ......................... 968,682 5,910,072 4,301,106 —
Payables: – – – –
Securities purchased ................................... 1,358,565 — 1,359,082 —
Accrued investment advisory fees ......................... 114,273 305,213 1,002,307 7,737
Accrued distribution fees—Class N ........................ 2,421 9,019 7,112 1,825
Capital shares redeemed ............................... 7,439,240 4,298,757 4,490,119 —
Dividends and interest payable on securities sold short ......... 34,288 — 18,280 —
Other accrued expenses and liabilities ........................
161,700 296,474 334,098 90,499
Total Liabilities 49,534,425 10,819,734 114,386,563 1,107,518
Commitments and contingent liabilities
^
Net Assets $ 262,326,326 $ 456,321,157 $ 875,294,377 $ 23,238,814
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 253,494,647 $ 473,595,617 $ 1,296,289,221 $ 22,484,942
Total distributable earnings (loss) ...........................
8,831,679 (17,274,460) (420,994,844) 753,872
Net Assets $ 262,326,326 $ 456,321,157 $ 875,294,377 $ 23,238,814
NET ASSETS:
Class I ............................................... $ 119,048,018 $ 374,018,579 $ 356,484,036 $ 2,811,910
Class N ............................................... 11,538,752 41,426,031 31,491,415 7,725,393
Class R6 .............................................. 131,739,556 40,876,547 487,318,926 12,701,511
SHARES OUTSTANDING: – – – –
Class I ............................................... 12,420,748 45,138,520 52,104,314 246,514
Class N ............................................... 1,208,423 5,106,449 4,656,394 678,939
Class R6 .............................................. 13,762,129 4,906,237 70,825,820 1,112,251
NET ASSET VALUE: – – – –
Class I ............................................... $ 9.58 $ 8.29 $ 6.84 $ 11.41
Class N ............................................... $ 9.55 $ 8.11 $ 6.76 $ 11.38
Class R6 .............................................. $ 9.57 $ 8.33 $ 6.88 $ 11.42
‡
Cash denominated in foreign currencies, at cost ............... $ 1,197,258 $ — $ 16,312,162 $ 271,913
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Operations

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
For the year Ended December 31, 2023
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 12,563,307 $ 6,977,943 $ 347,080 $ 6,727,626
Affiliated issuers ...................................... — 23,716,954 47,361,219 —
Interest income ......................................... 1,248,927 49,963,763 544 5,215,346
Total Income 13,812,234 80,658,660 47,708,843 11,942,972
EXPENSES:
Investment advisory fees .................................. 2,025,778 17,258,268 — 2,544,879
Custody fees ........................................... 14,640 148,293 19,133 7,636
Administration & accounting fees ............................ 79,096 808,969 88,234 108,286
Legal fees ............................................. 14,850 145,476 24,192 22,225
Audit & tax fees ......................................... 149,348 179,159 38,098 109,447
Shareholder reporting fees ................................ 24,860 238,169 41,630 26,919
Transfer agent fees ...................................... 85,433 1,255,457 360,375 166,853
Trustee fees ........................................... 17,404 120,913 22,975 21,425
Distribution fees—Class N ................................. 15,346 146,636 52,546 66,454
Dividends and interest on securities sold short ................. 5,606,935 2,034,223 — 216,527
Interest expense ........................................ 27,130 100,747 — 167,714
Recoupment of reimbursement ............................. — 33,799 2,427 12,963
Registration fees ........................................ 57,139 84,783 115,340 99,209
Other expenses ........................................ 68,263 89,072 5,776 24,964
Total Expenses 8,186,222 22,643,964 770,726 3,595,501
Less expense reimbursements ............................. (278,672) (115,550) (37,548) (196,856)
Net Expenses 7,907,550 22,528,414 733,178 3,398,645
Net Investment Income (Loss) 5,904,684 58,130,246 46,975,665 8,544,327
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 3,065,800 (16,764,501) (86) 2,486,230
Transactions in investment securities of affiliated issuers ........ — 44,282 (8,529,561) —
Settlement of foreign currency and foreign currency transactions .. (273,341) (34,982) — (146,096)
Settlement of forward foreign currency exchange contracts ...... (614,933) 1,373,441 — (35,929)
Expiration or closing of futures contracts .................... (2,116,358) 619,780 — —
Closed short positions in securities ........................ (22,784,542) 7,198,528 — (509,362)
Expiration or closing of swap contracts ..................... 1,374,470 (68,577,465) — 27,128,904
Expiration or closing of written option contracts (premium-style) ... — 167,528 — —
Net realized gain (loss) (21,348,904) (75,973,389) (8,529,647) 28,923,747
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 51,681,762 85,343,743 (6) 1,904,255
Investment securities of affiliated issuers ................... — (37,203) (10,166,359) —
Foreign currency and foreign currency transactions ............ (3,566) 45,819 — 7,464
Forward foreign currency exchange contracts ................ 568,053 (1,401,254) — (89,073)
Futures contracts ..................................... (264,313) (5,132,229) — —
Short positions in securities .............................. (24,947,479) (33,647,372) — (872,745)
Swap contracts ....................................... 757,529 47,735,553 — (4,844,739)
Net change in unrealized appreciation (depreciation) 27,791,986 92,907,057 (10,166,365) (3,894,838)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 6,443,082 16,933,668 (18,696,012) 25,028,909
Net increase (decrease) in net assets resulting from operations $ 12,347,766 $ 75,063,914 $ 28,279,653 $ 33,573,236
†
Net of foreign taxes withheld of ............................ $ 651,817 $ 1,102,630 $ — $ 70,435
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
For the year Ended December 31, 2023
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
AQR MANAGED
FUTURES
STRATEGY FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 97,437 $ 3,229,781 $ 2,460,285 $ 2,061,723
Affiliated issuers ...................................... 11,351,715 — 12,566,122 —
Interest income ......................................... 23,678,406 1,875,855 51,909,288 5,210,726
Interfund lending income .................................. — — 63,971 —
Total Income 35,127,558 5,105,636 66,999,666 7,272,449
EXPENSES:
Investment advisory fees .................................. 7,992,716 1,314,387 15,490,975 2,380,007
Custody fees ........................................... 50,743 46,384 66,324 37,944
Administration & accounting fees ............................ 340,059 61,728 691,568 76,914
Legal fees ............................................. 51,927 13,605 93,701 14,212
Audit & tax fees ......................................... 111,558 118,736 145,713 136,975
Shareholder reporting fees ................................ 60,436 31,753 213,426 29,768
Transfer agent fees ...................................... 651,254 95,805 1,181,880 115,952
Trustee fees ........................................... 54,566 15,091 106,399 17,417
Distribution fees—Class N ................................. 63,111 17,905 149,554 10,874
Interest expense ........................................ 427,747 16,884 286,548 54,954
Recoupment of reimbursement ............................. 83,866 — 1,415 —
Registration fees ........................................ 113,218 69,357 114,994 59,558
Other expenses ........................................ 43,609 80,515 141,038 97,964
Total Expenses 10,044,810 1,882,150 18,683,535 3,032,539
Less expense reimbursements ............................. (103,455) (322,857) (22,249) (323,230)
Net Expenses 9,941,355 1,559,293 18,661,286 2,709,309
Net Investment Income (Loss) 25,186,203 3,546,343 48,338,380 4,563,140
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 223,511 330,223 96,024 2,575
Transactions in investment securities of affiliated issuers ........ (12,217) — 21,443 —
Settlement of foreign currency and foreign currency transactions .. (666,414) (404,390) (4,004,896) (819,449)
Settlement of forward foreign currency exchange contracts ...... (383,463) (3,538,561) (28,440,039) (5,345,628)
Expiration or closing of futures contracts .................... 25,973,278 (4,173,951) 45,604,289 5,046,845
Expiration or closing of swap contracts ..................... 128,383,846 947,480 10,060,337 1,081,430
Net realized gain (loss) 153,518,541 (6,839,199) 23,337,158 (34,227)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 241,021 1,401,994 1,160,460 79,945
Investment securities of affiliated issuers ................... (403) — (10,422) —
Foreign currency and foreign currency transactions ............ (266,789) 14,816 467,404 9,821
Forward foreign currency exchange contracts ................ 1,731,756 506,415 9,560,085 1,248,673
Futures contracts ..................................... 13,088,654 (1,680,008) (49,553,164) (7,341,000)
Swap contracts ....................................... (43,221,566) 877,113 (7,604,113) (1,400,819)
Net change in unrealized appreciation (depreciation) (28,427,327) 1,120,330 (45,979,750) (7,403,380)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 125,091,214 (5,718,869) (22,642,592) (7,437,607)
Net increase (decrease) in net assets resulting from operations $ 150,277,417 $ (2,172,526) $ 25,695,788 $ (2,874,467)
†
Net of foreign taxes withheld of ............................ $ — $ 19,121 $ 26,653 $ 6,405
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
For the year Ended December 31, 2023
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 5,339,527 $ — $ 2,779,995 $ 451,455
Affiliated issuers ...................................... — 11,269,103 15,389,343 —
Interest income ......................................... 3,395,042 9,690,480 21,243,979 780,336
Total Income 8,734,569 20,959,583 39,413,317 1,231,791
EXPENSES:
Investment advisory fees .................................. 1,293,817 3,767,375 11,704,240 328,055
Custody fees ........................................... 28,343 11,919 29,177 9,338
Administration & accounting fees ............................ 100,990 220,731 421,821 19,802
Legal fees ............................................. 16,767 37,550 74,895 3,591
Audit & tax fees ......................................... 149,724 119,724 148,576 108,594
Shareholder reporting fees ................................ 20,088 101,215 77,245 15,777
Transfer agent fees ...................................... 142,681 396,427 409,276 36,866
Trustee fees ........................................... 19,996 38,230 66,773 8,002
Distribution fees—Class N ................................. 27,343 108,787 87,649 19,054
Dividends and interest on securities sold short ................. 410,784 — 1,007,727 —
Interest expense ........................................ 19,334 26,923 995,900 15,828
Recoupment of reimbursement ............................. — 50,180 — —
Registration fees ........................................ 74,321 100,347 88,640 51,382
Tax expense  (Note 3) .................................... 863 — — —
Other expenses ........................................ 11,647 15,193 125,124 1,118
Total Expenses 2,316,698 4,994,601 15,237,043 617,407
Less expense reimbursements ............................. (229,134) (188,028) (145,451) (206,169)
Net Expenses 2,087,564 4,806,573 15,091,592 411,238
Net Investment Income (Loss) 6,647,005 16,153,010 24,321,725 820,553
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 3,593,930 (114,799) 3,431,490 2,018
Transactions in investment securities of affiliated issuers ........ — 5,998 37,280 —
Settlement of foreign currency and foreign currency transactions .. (292,736) 111,515 (2,324,009) 5,231
Settlement of forward foreign currency exchange contracts ...... (77,750) — (3,250,916) (62,969)
Expiration or closing of futures contracts .................... (7,958,470) 4,789,700 (16,788,604) —
Closed short positions in securities ........................ (1,991,791) — (759,875) —
Expiration or closing of swap contracts ..................... (585,094) — 109,412,114 6,128,899
Net realized gain (loss) (7,311,911) 4,792,414 89,757,480 6,073,179
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. 23,079,728 188,234 13,848,517 524
Investment securities of affiliated issuers ................... — (562) (32,233) —
Foreign currency and foreign currency transactions ............ (1,046) 37,941 (64,733) 2,490
Forward foreign currency exchange contracts ................ 76,997 — 4,773,049 36,546
Futures contracts ..................................... 5,438,851 (26,241,396) 11,771,616 —
Short positions in securities .............................. (4,891,096) — (5,612,043) —
Swap contracts ....................................... (150,707) — (29,584,383) (562,641)
Net change in unrealized appreciation (depreciation) 23,552,727 (26,015,783) (4,900,210) (523,081)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) 16,240,816 (21,223,369) 84,857,270 5,550,098
Net increase (decrease) in net assets resulting from operations $ 22,887,821 $ (5,070,359) $ 109,178,995 $ 6,370,651
†
Net of foreign taxes withheld of ............................ $ 217,852 $ 33,719 $ 165,684 $ —
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
AQR ALTERNATIVE RISK PREMIA
FUND
*
AQR DIVERSIFIED ARBITRAGE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
OPERATIONS:
Net investment income (loss) ........................ $ 5,904,684 $ 1,454,014 $ 58,130,246 $ 10,248,801
Net realized gain (loss) ............................. (21,348,904) 7,658,320 (75,973,389) 89,234,550
Net change in unrealized appreciation (depreciation) ....... 27,791,986 23,324,564 92,907,057 (145,330,183)
Net increase (decrease) in net assets resulting from
operations 12,347,766 32,436,898 75,063,914 (45,846,832)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (2,416,752) — (32,312,558) (983,966)
Class N ...................................... (267,800) — (1,338,069) (63,776)
Class R6 ..................................... (4,644,520) — (14,892,005) (438,704)
Total distributions (7,329,072) — (48,542,632) (1,486,446)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 14,078,199 28,234,985 549,502,676 521,817,437
Reinvestment of distributions ......................... 2,401,949 — 25,611,807 742,297
Cost of shares redeemed ........................... (19,081,993) (30,094,366) (392,791,254) (395,246,621)
Net increase (decrease) from capital transactions (2,601,845) (1,859,381) 182,323,229 127,313,113
CLASS N — — — —
Proceeds from shares sold .......................... 534,244 2,322,031 15,979,067 38,988,288
Reinvestment of distributions ......................... 267,778 — 1,287,719 62,274
Cost of shares redeemed ........................... (404,080) (5,355,159) (29,962,157) (15,589,646)
Net increase (decrease) from capital transactions 397,942 (3,033,128) (12,695,371) 23,460,916
CLASS R6 — — — —
Proceeds from shares sold .......................... 20,619,034 21,868,314 176,063,486 200,615,218
Reinvestment of distributions ......................... 4,623,069 — 9,114,671 277,229
Cost of shares redeemed ........................... (19,557,145) (24,517,916) (124,317,289) (87,170,719)
Net increase (decrease) from capital transactions 5,684,958 (2,649,602) 60,860,868 113,721,728
Net increase (decrease) in net assets resulting from capital transactions 3,481,055 (7,542,111) 230,488,726 264,495,757
Total increase (decrease) in net assets 8,499,749 24,894,787 257,010,008 217,162,479
NET ASSETS:
Beginning of period ................................ 161,646,927 136,752,140 1,542,713,854 1,325,551,375
End of period ................................... $ 170,146,676 $ 161,646,927 $ 1,799,723,862 $ 1,542,713,854
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
AQR ALTERNATIVE RISK PREMIA
FUND
*
AQR DIVERSIFIED ARBITRAGE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 5,768,614 6,189,769 87,011,068 76,251,849
Shares sold ..................................... 1,417,491 3,141,915 46,374,371 44,294,939
Shares issued on reinvestment of distributions ........... 242,866 — 2,163,159 63,662
Shares redeemed ................................. (1,897,621) (3,563,070) (33,168,762) (33,599,382)
Shares outstanding, end of period 5,531,350 5,768,614 102,379,836 87,011,068
CLASS N
Shares outstanding, beginning of period ................ 630,223 985,910 5,682,394 3,685,631
Shares sold ..................................... 53,874 266,631 1,350,589 3,318,631
Shares issued on reinvestment of distributions ........... 27,296 — 108,760 5,345
Shares redeemed ................................. (42,984) (622,318) (2,536,208) (1,327,213)
Shares outstanding, end of period 668,409 630,223 4,605,535 5,682,394
CLASS R6
Shares outstanding, beginning of period ................ 10,635,041 10,881,765 39,270,687 29,636,579
Shares sold ..................................... 2,088,197 2,499,526 14,852,333 17,048,380
Shares issued on reinvestment of distributions ........... 465,566 — 769,820 23,796
Shares redeemed ................................. (1,968,461) (2,746,250) (10,515,931) (7,438,068)
Shares outstanding, end of period 11,220,343 10,635,041 44,376,909 39,270,687
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
AQR DIVERSIFYING STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
OPERATIONS:
Net investment income (loss) ........................ $ 46,975,665 $ 12,616,695 $ 8,544,327 $ 487,788
Net realized gain (loss) ............................. (8,529,647) (1,985,929) 28,923,747 17,987,376
Net change in unrealized appreciation (depreciation) ....... (10,166,365) (1,847,154) (3,894,838) 3,290,520
Net increase (decrease) in net assets resulting from
operations 28,279,653 8,783,612 33,573,236 21,765,684
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (44,830,249) (12,924,414) (28,885,846) (6,276,832)
Class N ...................................... (2,921,676) (441,524) (6,409,401) (1,346,438)
Class R6 ..................................... (51,096) (413,813) (16,615,768) (2,153,069)
Total distributions (47,803,021) (13,779,751) (51,911,015) (9,776,339)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 385,845,748 194,581,642 153,859,038 161,528,758
Reinvestment of distributions ......................... 44,762,594 12,861,488 28,762,933 6,220,864
Cost of shares redeemed ........................... (166,786,247) (52,183,714) (146,808,669) (92,245,889)
Net increase (decrease) from capital transactions 263,822,095 155,259,416 35,813,302 75,503,733
CLASS N — — — —
Proceeds from shares sold .......................... 30,549,695 10,308,609 35,547,452 51,353,961
Reinvestment of distributions ......................... 2,921,676 395,667 6,312,780 1,318,232
Cost of shares redeemed ........................... (9,828,738) (5,991,291) (40,292,981) (47,352,895)
Net increase (decrease) from capital transactions 23,642,633 4,712,985 1,567,251 5,319,298
CLASS R6 — — — —
Proceeds from shares sold .......................... 215,622 566,450 60,919,375 39,880,808
Reinvestment of distributions ......................... 51,096 32,337 16,601,004 2,149,176
Cost of shares redeemed ........................... (4,898,183) (459,754) (22,075,522) (10,344,821)
Net increase (decrease) from capital transactions (4,631,465) 139,033 55,444,857 31,685,163
Net increase (decrease) in net assets resulting from capital transactions 282,833,263 160,111,434 92,825,410 112,508,194
Total increase (decrease) in net assets 263,309,895 155,115,295 74,487,631 124,497,539
NET ASSETS:
Beginning of period ................................ 188,680,494 33,565,199 179,185,023 54,687,484
End of period ................................... $ 451,990,389 $ 188,680,494 $ 253,672,654 $ 179,185,023
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
AQR DIVERSIFYING STRATEGIES
FUND
AQR EQUITY MARKET NEUTRAL
FUND
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 15,429,691 2,500,544 13,224,680 4,481,423
Shares sold ..................................... 32,397,071 16,196,387 16,391,354 18,732,347
Shares issued on reinvestment of distributions ........... 3,971,836 1,118,390 3,375,931 721,678
Shares redeemed ................................. (14,137,640) (4,385,630) (16,126,460) (10,710,768)
Shares outstanding, end of period 37,660,958 15,429,691 16,865,505 13,224,680
CLASS N
Shares outstanding, beginning of period ................ 567,533 165,948 2,790,246 2,215,198
Shares sold ..................................... 2,607,284 869,901 3,679,390 5,985,898
Shares issued on reinvestment of distributions ........... 260,167 34,466 756,022 155,269
Shares redeemed ................................. (844,941) (502,782) (4,504,107) (5,566,119)
Shares outstanding, end of period 2,590,043 567,533 2,721,551 2,790,246
CLASS R6
Shares outstanding, beginning of period ................ 446,722 436,452 4,410,230 805,243
Shares sold ..................................... 17,845 46,993 6,399,995 4,553,523
Shares issued on reinvestment of distributions ........... 4,526 2,807 1,939,370 248,173
Shares redeemed ................................. (425,648) (39,530) (2,409,352) (1,196,709)
Shares outstanding, end of period 43,445 446,722 10,340,243 4,410,230

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
AQR LONG-SHORT EQUITY FUND AQR MACRO OPPORTUNITIES FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
OPERATIONS:
Net investment income (loss) ........................ $ 25,186,203 $ 714,867 $ 3,546,343 $ 1,016,516
Net realized gain (loss) ............................. 153,518,541 49,300,133 (6,839,199) 6,124,889
Net change in unrealized appreciation (depreciation) ....... (28,427,327) 1,565,649 1,120,330 7,328,512
Net increase (decrease) in net assets resulting from
operations 150,277,417 51,580,649 (2,172,526) 14,469,917
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (164,516,062) (69,421,677) (3,530,906) (7,653,485)
Class N ...................................... (7,228,838) (1,615,998) (189,004) (521,926)
Class R6 ..................................... (1,218,197) (855,304) (6,631,684) (2,950,237)
Total distributions (172,963,097) (71,892,979) (10,351,594) (11,125,648)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 658,146,995 577,335,870 24,823,319 140,398,205
Reinvestment of distributions ......................... 157,671,049 64,695,538 3,530,475 7,646,245
Cost of shares redeemed ........................... (429,148,535) (355,208,306) (114,890,456) (24,654,888)
Net increase (decrease) from capital transactions 386,669,509 286,823,102 (86,536,662) 123,389,562
CLASS N — — — —
Proceeds from shares sold .......................... 58,302,242 11,460,850 4,205,421 7,232,994
Reinvestment of distributions ......................... 7,169,037 1,569,643 189,004 517,179
Cost of shares redeemed ........................... (37,865,187) (10,294,244) (9,043,464) (1,442,119)
Net increase (decrease) from capital transactions 27,606,092 2,736,249 (4,649,039) 6,308,054
CLASS R6 — — — —
Proceeds from shares sold .......................... 3,139,996 3,724,868 45,256,386 25,588,871
Reinvestment of distributions ......................... 1,117,424 816,662 6,629,752 1,541,995
Cost of shares redeemed ........................... (4,167,443) (14,070,856) (24,586,402) (7,415,398)
Net increase (decrease) from capital transactions 89,977 (9,529,326) 27,299,736 19,715,468
Net increase (decrease) in net assets resulting from capital transactions 414,365,578 280,030,025 (63,885,965) 149,413,084
Total increase (decrease) in net assets 391,679,898 259,717,695 (76,410,085) 152,757,353
NET ASSETS:
Beginning of period ................................ 564,655,670 304,937,975 179,974,765 27,217,412
End of period ................................... $ 956,335,568 $ 564,655,670 $ 103,564,680 $ 179,974,765
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
AQR LONG-SHORT EQUITY FUND AQR MACRO OPPORTUNITIES FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 42,486,728 22,660,129 11,930,178 798,180
Shares sold ..................................... 44,602,424 41,190,658 2,348,485 12,594,098
Shares issued on reinvestment of distributions ........... 11,953,832 5,163,251 362,844 723,391
Shares redeemed ................................. (30,028,589) (26,527,310) (10,872,388) (2,185,491)
Shares outstanding, end of period 69,014,395 42,486,728 3,769,119 11,930,178
CLASS N
Shares outstanding, beginning of period ................ 1,089,869 913,522 693,995 72,073
Shares sold ..................................... 3,999,972 838,701 389,479 702,793
Shares issued on reinvestment of distributions ........... 557,035 127,717 19,688 49,873
Shares redeemed ................................. (2,588,967) (790,071) (874,716) (130,744)
Shares outstanding, end of period 3,057,909 1,089,869 228,446 693,995
CLASS R6
Shares outstanding, beginning of period ................ 521,296 1,207,353 4,014,101 2,147,926
Shares sold ..................................... 224,239 267,646 4,235,962 2,399,970
Shares issued on reinvestment of distributions ........... 83,954 64,712 679,975 145,471
Shares redeemed ................................. (288,895) (1,018,415) (2,360,316) (679,266)
Shares outstanding, end of period 540,594 521,296 6,569,722 4,014,101
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
AQR MANAGED FUTURES
STRATEGY FUND
*
AQR MANAGED FUTURES
STRATEGY HV FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
OPERATIONS:
Net investment income (loss) ........................ $ 48,338,380 $ 4,138,357 $ 4,563,140 $ 122,546
Net realized gain (loss) ............................. 23,337,158 343,310,144 (34,227) 25,262,537
Net change in unrealized appreciation (depreciation) ....... (45,979,750) 17,428,117 (7,403,380) 3,871,281
Net increase (decrease) in net assets resulting from
operations 25,695,788 364,876,618 (2,874,467) 29,256,364
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ....................................... (92,438,620) (156,421,893) (5,768,114) (9,939,643)
Class N ...................................... (3,970,333) (7,583,288) (293,634) (410,857)
Class R6 ..................................... (12,657,017) (19,712,879) (5,827,349) (3,651,151)
Total (109,065,970) (183,718,060) (11,889,097) (14,001,651)
Return of capital: — — — —
Class I ....................................... (1,176,888) — — —
Class N ....................................... (56,113) — — —
Class R6 ...................................... (150,956) — — —
Total (1,383,957) — — —
Total distributions (110,449,927) (183,718,060) (11,889,097) (14,001,651)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 486,068,022 855,979,584 32,484,125 158,000,767
Reinvestment of distributions ......................... 73,469,468 123,757,286 5,551,086 9,752,600
Cost of shares redeemed ........................... (652,488,987) (706,257,428) (84,191,395) (80,999,983)
Net increase (decrease) from capital transactions (92,951,497) 273,479,442 (46,156,184) 86,753,384
CLASS N — — — —
Proceeds from shares sold .......................... 22,264,866 40,962,020 1,384,624 22,522,870
Reinvestment of distributions ......................... 3,858,127 7,378,524 293,071 410,137
Cost of shares redeemed ........................... (36,191,010) (42,316,387) (2,303,345) (20,612,615)
Net increase (decrease) from capital transactions (10,068,017) 6,024,157 (625,650) 2,320,392
CLASS R6 — — — —
Proceeds from shares sold .......................... 63,936,717 132,705,451 52,767,735 33,151,969
Reinvestment of distributions ......................... 5,078,413 7,120,170 5,813,063 3,634,444
Cost of shares redeemed ........................... (73,229,025) (80,207,618) (18,290,655) (17,606,902)
Net increase (decrease) from capital transactions (4,213,895) 59,618,003 40,290,143 19,179,511
Net increase (decrease) in net assets resulting from capital transactions (107,233,409) 339,121,602 (6,491,691) 108,253,287
Total increase (decrease) in net assets (191,987,548) 520,280,160 (21,255,255) 123,508,000
NET ASSETS:
Beginning of period ................................ 1,540,083,364 1,019,803,204 183,067,045 59,559,045
End of period ................................... $ 1,348,095,816 $ 1,540,083,364 $ 161,811,790 $ 183,067,045
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
AQR MANAGED FUTURES
STRATEGY FUND
*
AQR MANAGED FUTURES
STRATEGY HV FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 150,640,327 119,912,936 15,784,683 6,090,044
Shares sold ..................................... 55,948,699 92,885,302 3,889,698 17,770,919
Shares issued on reinvestment of distributions ........... 8,970,631 14,307,201 718,122 1,175,012
Shares redeemed ................................. (75,327,251) (76,465,112) (10,333,359) (9,251,292)
Shares outstanding, end of period 140,232,406 150,640,327 10,059,144 15,784,683
CLASS N
Shares outstanding, beginning of period ................ 7,438,592 6,791,239 585,351 380,076
Shares sold ..................................... 2,541,116 4,427,942 161,908 2,432,234
Shares issued on reinvestment of distributions ........... 475,725 859,968 37,622 49,059
Shares redeemed ................................. (4,176,881) (4,640,557) (284,773) (2,276,018)
Shares outstanding, end of period 6,278,552 7,438,592 500,108 585,351
CLASS R6
Shares outstanding, beginning of period ................ 18,857,750 13,840,246 5,531,627 3,296,965
Shares sold ..................................... 7,306,007 13,450,710 6,360,086 3,842,745
Shares issued on reinvestment of distributions ........... 619,319 821,242 750,073 436,832
Shares redeemed ................................. (8,491,746) (9,254,448) (2,258,137) (2,044,915)
Shares outstanding, end of period 18,291,330 18,857,750 10,383,649 5,531,627
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
AQR MULTI-ASSET FUND
*
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
OPERATIONS:
Net investment income (loss) ........................ $ 6,647,005 $ 3,667,806 $ 16,153,010 $ 1,470,142
Net realized gain (loss) ............................. (7,311,911) (5,755,127) 4,792,414 22,059,407
Net change in unrealized appreciation (depreciation) ....... 23,552,727 (14,086,298) (26,015,783) 14,352,416
Net increase (decrease) in net assets resulting from
operations 22,887,821 (16,173,619) (5,070,359) 37,881,965
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (2,787,665) (6,314,647) (27,092,983) (33,303,715)
Class N ...................................... (250,388) (557,782) (2,975,001) (3,596,724)
Class R6 ..................................... (3,634,726) (2,404,191) (3,737,882) (2,857,711)
Total distributions (6,672,779) (9,276,620) (33,805,866) (39,758,150)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 30,239,260 72,900,278 195,704,315 509,819,069
Reinvestment of distributions ......................... 1,761,501 4,059,089 25,539,547 32,944,319
Cost of shares redeemed ........................... (15,971,672) (68,048,548) (206,992,174) (365,099,249)
Net increase (decrease) from capital transactions 16,029,089 8,910,819 14,251,688 177,664,139
CLASS N — — — —
Proceeds from shares sold .......................... 3,315,503 8,999,250 27,708,644 33,560,689
Reinvestment of distributions ......................... 247,923 538,964 2,964,187 3,596,724
Cost of shares redeemed ........................... (1,784,594) (5,121,711) (25,913,255) (29,051,812)
Net increase (decrease) from capital transactions 1,778,832 4,416,503 4,759,576 8,105,601
CLASS R6 — — — —
Proceeds from shares sold .......................... 110,895,377 40,488,257 35,298,962 34,316,049
Reinvestment of distributions ......................... 3,634,726 2,404,191 3,737,086 2,850,875
Cost of shares redeemed ........................... (29,229,254) (15,213,727) (23,895,324) (8,114,335)
Net increase (decrease) from capital transactions 85,300,849 27,678,721 15,140,724 29,052,589
Net increase (decrease) in net assets resulting from capital transactions 103,108,770 41,006,043 34,151,988 214,822,329
Total increase (decrease) in net assets 119,323,812 15,555,804 (4,724,237) 212,946,144
NET ASSETS:
Beginning of period ................................ 143,002,514 127,446,710 461,045,394 248,099,250
End of period ................................... $ 262,326,326 $ 143,002,514 $ 456,321,157 $ 461,045,394
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
AQR MULTI-ASSET FUND
*
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
*
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 10,693,455 9,928,770 43,761,998 26,596,501
Shares sold ..................................... 3,268,598 7,366,862 21,661,214 51,808,420
Shares issued on reinvestment of distributions ........... 185,032 458,654 3,088,216 3,778,018
Shares redeemed ................................. (1,726,337) (7,060,831) (23,372,908) (38,420,941)
Shares outstanding, end of period 12,420,748 10,693,455 45,138,520 43,761,998
CLASS N
Shares outstanding, beginning of period ................ 1,015,293 556,832 4,589,425 3,735,120
Shares sold ..................................... 358,244 911,972 3,154,028 3,528,389
Shares issued on reinvestment of distributions ........... 26,152 61,107 365,949 420,670
Shares redeemed ................................. (191,266) (514,618) (3,002,953) (3,094,754)
Shares outstanding, end of period 1,208,423 1,015,293 5,106,449 4,589,425
CLASS R6
Shares outstanding, beginning of period ................ 4,499,554 1,609,210 3,321,303 430,409
Shares sold ..................................... 11,979,574 4,164,895 3,892,452 3,441,415
Shares issued on reinvestment of distributions ........... 382,200 271,967 449,169 325,071
Shares redeemed ................................. (3,099,199) (1,546,518) (2,756,687) (875,592)
Shares outstanding, end of period 13,762,129 4,499,554 4,906,237 3,321,303
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
AQR STYLE PREMIA ALTERNATIVE
FUND
*
AQR SUSTAINABLE LONG-SHORT
EQUITY CARBON AWARE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
OPERATIONS:
Net investment income (loss) ........................ $ 24,321,725 $ (876,375) $ 820,553 $ (46,972)
Net realized gain (loss) ............................. 89,757,480 252,813,600 6,073,179 876,432
Net change in unrealized appreciation (depreciation) ....... (4,900,210) (42,344,878) (523,081) 470,576
Net increase (decrease) in net assets resulting from
operations 109,178,995 209,592,347 6,370,651 1,300,036
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (71,829,844) (63,228,460) (2,359,663) (196,621)
Class N ...................................... (6,340,099) (6,367,403) (1,713,941) (100,622)
Class R6 ..................................... (98,155,440) (94,082,119) (2,397,812) (225,621)
Total distributions (176,325,383) (163,677,982) (6,471,416) (522,864)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 130,339,634 237,851,533 2,909,537 9,380,014
Reinvestment of distributions ......................... 70,582,053 60,326,832 2,359,663 184,415
Cost of shares redeemed ........................... (139,069,139) (233,719,578) (11,814,957) (322,648)
Net increase (decrease) from capital transactions 61,852,548 64,458,787 (6,545,757) 9,241,781
CLASS N — — — —
Proceeds from shares sold .......................... 13,978,264 33,082,015 3,598,074 5,865,960
Reinvestment of distributions ......................... 5,482,374 5,576,392 1,713,941 89,042
Cost of shares redeemed ........................... (17,804,697) (25,998,628) (2,557,103) (1,330,063)
Net increase (decrease) from capital transactions 1,655,941 12,659,779 2,754,912 4,624,939
CLASS R6 — — — —
Proceeds from shares sold .......................... 141,322,769 160,336,346 — —
Reinvestment of distributions ......................... 94,388,856 88,280,427 2,397,812 288
Cost of shares redeemed ........................... (194,235,414) (192,398,557) — —
Net increase (decrease) from capital transactions 41,476,211 56,218,216 2,397,812 288
Net increase (decrease) in net assets resulting from capital transactions 104,984,700 133,336,782 (1,393,033) 13,867,008
Total increase (decrease) in net assets 37,838,312 179,251,147 (1,493,798) 14,644,180
NET ASSETS:
Beginning of period ................................ 837,456,065 658,204,918 24,732,612 10,088,432
End of period ................................... $ 875,294,377 $ 837,456,065 $ 23,238,814 $ 24,732,612
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
AQR STYLE PREMIA ALTERNATIVE
FUND
*
AQR SUSTAINABLE LONG-SHORT
EQUITY CARBON AWARE FUND
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
FOR THE YEAR
ENDED DECEMBER
31, 2023
FOR THE YEAR
ENDED DECEMBER
31, 2022
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 43,075,480 34,514,139 829,442 50,000
Shares sold ..................................... 16,874,625 27,913,018 230,227 793,457
Shares issued on reinvestment of distributions ........... 10,185,000 8,097,561 207,900 16,480
Shares redeemed ................................. (18,030,791) (27,449,238) (1,021,055) (30,495)
Shares outstanding, end of period 52,104,314 43,075,480 246,514 829,442
CLASS N
Shares outstanding, beginning of period ................ 4,317,987 2,732,084 440,938 50,000
Shares sold ..................................... 1,819,879 3,865,711 302,972 510,761
Shares issued on reinvestment of distributions ........... 800,347 755,609 151,408 7,972
Shares redeemed ................................. (2,281,819) (3,035,417) (216,379) (127,795)
Shares outstanding, end of period 4,656,394 4,317,987 678,939 440,938
CLASS R6
Shares outstanding, beginning of period ................ 64,261,848 56,170,219 901,176 901,150
Shares sold ..................................... 18,263,498 18,894,649 — —
Shares issued on reinvestment of distributions ........... 13,542,160 11,802,196 211,075 26
Shares redeemed ................................. (25,241,686) (22,605,216) — —
Shares outstanding, end of period 70,825,820 64,261,848 1,112,251 901,176
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
AQR
ALTERNATIVE
RISK PREMIA
FUND
**
AQR MULTI-
ASSET FUND
**
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............................. $ 12,347,766 $ 22,887,821
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — —
Payments to purchase securities .................................................. (223,037,310) (201,651,060)
Payments to cover short positions in securities ........................................ (263,966,689) (51,244,167)
Proceeds from sale of securities ................................................... 153,325,937 125,512,544
Proceeds from short positions in securities ........................................... 355,255,723 62,003,747
(Purchases) sales of short-term investments, net ...................................... 19,619,826 (29,015,219)
Realized (gain) loss on investments in securities ...................................... (3,065,800) (3,593,930)
Realized (gain) loss on short positions in securities ..................................... 22,784,542 1,991,791
Change in unrealized (appreciation) depreciation on investments in securities ................. (51,681,762) (23,079,728)
Change in unrealized (appreciation) depreciation on short positions in securities ............... 24,947,479 4,891,096
Amortization (accretion) of bond premium (discount) .................................... (1,228,880) (3,201,823)
(Increases) decreases in operating assets: – –
Due from brokers .............................................................. (2,220,815) 97,723
Deposits with brokers for futures contracts ........................................... (4,931,740) (7,399,241)
Unrealized appreciation on forward foreign currency exchange contracts .................... (2,952,795) (1,857,437)
Unrealized appreciation on OTC swaps ............................................. (346,761) 34,675
Deposits for securities sold short .................................................. (32,628,945) —
Deposits with brokers for centrally cleared swaps ..................................... 51,457 —
Variation margin on futures contracts ............................................... 80,744 20,751
Foreign tax reclaim ............................................................ (107,059) (66,732)
Dividends and Interest .......................................................... (196,705) (285,977)
Prepaid expenses ............................................................. 4,481 20,495
Increases (decreases) in operating liabilities – –
Due to broker ................................................................. (132,933) 21
Unrealized depreciation on forward foreign currency exchange contracts .................... 2,384,742 1,780,440
Unrealized depreciation on OTC swaps ............................................. (123,554) 116,032
Variation margin on centrally cleared swaps .......................................... 111,959 —
Variation margin on futures contracts ............................................... 381,899 427,533
Accrued investment advisory fees ................................................. 25,436 71,533
Accrued distribution fees—Class N ................................................. 143 545
Dividends and Interest payable on securities sold short ................................. 176,852 20,468
Other accrued expenses and liabilities .............................................. 24,871 37,702
Net cash provided by (used in) operating activities $ 4,902,109 $ (101,480,397)
— —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — —
Proceeds from shares sold ....................................................... 34,603,052 144,834,555
Payments on shares redeemed ................................................... (39,040,542) (41,241,064)
Cash distributions paid .......................................................... (36,276) (1,028,629)
Due to custodian .............................................................. — (350,462)
Net cash provided by (used in) financing activities ..................................... $ (4,473,766) $ 102,214,400
Net change in cash and cash denominated in foreign currencies ............................ 428,343 734,003
Cash, beginning of period ....................................................... 172,871 482,418
Cash, end of period^ ........................................................... $ 601,214 $ 1,216,421
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $500,681 and $186,895.
Non-cash financing activities consist of reinvestment of distributions in the amount $7,292,796 and $5,644,150.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
^ The following is a reconciliation of cash and cash denominated in foreign currencies reported on the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed on the Statements of Cash Flows:
FUND CASH
CASH
DENOMINATED
IN FOREIGN
CURRENCIES
TOTAL CASH
AND CASH
DENOMINATED
IN FOREIGN
CURRENCIES
AQR Alternative Risk Premia Fund .......................................... $ 140,263 $ 460,951 $ 601,214
AQR Multi-Asset Fund ................................................... — 1,216,421 1,216,421

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2023
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR ALTERNATIVE RISK PREMIA FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.47 0.34 0.38 0.72 (0.44) — — (0.44)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.56 0.08 1.83 1.91 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.89 (0.05) 1.03 0.98 (0.31) — — (0.31)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.89 (0.02) (1.84) (1.86) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.25 0.05
6
(0.33) (0.28) (0.08) — — (0.08)
AQR ALTERNATIVE RISK PREMIA FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.40 0.31 0.38 0.69 (0.42) — — (0.42)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.53 0.05 1.82 1.87 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.86 (0.06) 1.02 0.96 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.88 (0.04) (1.84) (1.88) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.23 0.03
6
(0.33) (0.30) (0.05) — — (0.05)
AQR ALTERNATIVE RISK PREMIA FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.51 0.35 0.37 0.72 (0.45) — — (0.45)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.58 0.09 1.84 1.93 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 (0.03) 1.02 0.99 (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.91 (0.02) (1.84) (1.86) (0.14) — — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.27 0.05
6
(0.32) (0.27) (0.09) — — (0.09)
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.69 0.40 0.13 0.53 (0.33) — — (0.33)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.10 0.08
7
(0.48) (0.40) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.46 (0.12) 0.84 0.72 (0.08) — — (0.08)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.30 (0.03) 2.37 2.34 (0.15) — (0.03) (0.18)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.75 0.08 0.67 0.75 (0.20) — — (0.20)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.68 0.36 0.13 0.49 (0.29) — — (0.29)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.12 0.07
7
(0.50) (0.43) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.48 (0.15) 0.84 0.69 (0.05) — — (0.05)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.31 (0.06) 2.38 2.32 (0.12) — (0.03) (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.76 0.05 0.67 0.72 (0.17) — — (0.17)
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.69 0.41 0.13 0.54 (0.34) — — (0.34)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.08 0.10
7
(0.48) (0.38) (0.01) — — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.44 (0.11) 0.84 0.73 (0.09) — — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.28 (0.01) 2.36 2.35 (0.15) — (0.04) (0.19)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.73 0.12 0.63 0.75 (0.20) — — (0.20)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2023
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 9.75 7.53% $ 53,905 4.90% 4.74% 1.40% 3.44% 158%
$ 9.47 25.26% $ 54,627 3.30% 3.12% 1.40% 0.91% 262%
$ 7.56 14.25% $ 46,808 3.09% 2.79% 1.40% (0.62)% 179%
$ 6.89 (20.95)% $ 61,080 3.31% 3.20% 1.41% (0.31)% 232%
$ 8.89 (3.08)% $ 144,245 3.60% 3.55% 1.40% 0.58%
6
192%
$ 9.67 7.24% $ 6,464 5.14% 4.99% 1.65% 3.18% 158%
$ 9.40 24.83% $ 5,926 3.56% 3.37% 1.65% 0.58% 262%
$ 7.53 14.03% $ 7,422 3.35% 3.04% 1.65% (0.78)% 179%
$ 6.86 (21.20)% $ 6,503 3.57% 3.45% 1.66% (0.51)% 232%
$ 8.88 (3.24)% $ 8,989 3.85% 3.80% 1.65% 0.28%
6
192%
$ 9.78 7.49% $ 109,778 4.80% 4.64% 1.30% 3.54% 158%
$ 9.51 25.46% $ 101,094 3.21% 3.02% 1.30% 1.08% 262%
$ 7.58 14.31% $ 82,522 3.00% 2.69% 1.30% (0.43)% 179%
$ 6.91 (20.90)% $ 54,859 3.22% 3.10% 1.31% (0.24)% 232%
$ 8.91 (2.93)% $ 82,300 3.51% 3.45% 1.30% 0.53%
6
192%
$ 11.89 4.51% $ 1,217,509 1.33% 1.33% 1.20% 3.35% 197%
$ 11.69 (3.29)% $ 1,017,383 1.31% 1.30% 1.20% 0.68%
7
164%
$ 12.10 6.27% $ 922,765 1.51% 1.47% 1.20% (0.98)% 518%
$ 11.46 25.21% $ 611,741 2.10% 2.04% 1.20% (0.29)% 598%
$ 9.30 8.53% $ 464,186 2.06% 1.98% 1.20% 0.88% 361%
$ 11.88 4.23% $ 54,731 1.58% 1.58% 1.45% 3.05% 197%
$ 11.68 (3.54)% $ 66,385 1.57% 1.55% 1.45% 0.58%
7
164%
$ 12.12 5.99% $ 44,676 1.76% 1.72% 1.45% (1.22)% 518%
$ 11.48 24.96% $ 34,599 2.35% 2.29% 1.45% (0.60)% 598%
$ 9.31 8.21% $ 55,694 2.30% 2.22% 1.44% 0.52% 361%
$ 11.89 4.61% $ 527,484 1.23% 1.23% 1.10% 3.46% 197%
$ 11.69 (3.13)% $ 458,946 1.22% 1.20% 1.10% 0.81%
7
164%
$ 12.08 6.37% $ 358,110 1.42% 1.37% 1.10% (0.88)% 518%
$ 11.44 25.36% $ 232,201 2.00% 1.94% 1.10% (0.10)% 598%
$ 9.28 8.64% $ 19,077 1.96% 1.88% 1.10% 1.27% 361%

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2023
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR DIVERSIFYING STRATEGIES FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.47 1.66 (0.64) 1.02 (1.25) (0.02) — (1.27)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.82 1.43 0.17
8
1.60 (0.93) (0.02) — (0.95)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.57 0.54 1.11 (0.51) (0.15) — (0.66)
FOR THE PERIOD 6/08/20
10
-12/31/20 $ 10.00 0.23 0.34 0.57 (0.20) — — (0.20)
AQR DIVERSIFYING STRATEGIES FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.45 1.54 (0.56) 0.98 (1.23) (0.02) — (1.25)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.80 0.95 0.62
8
1.57 (0.90) (0.02) — (0.92)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.75 0.33 1.08 (0.50) (0.15) — (0.65)
FOR THE PERIOD 6/08/20
10
-12/31/20 $ 10.00 0.15 0.41 0.56 (0.19) — — (0.19)
AQR DIVERSIFYING STRATEGIES FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.49 1.02 0.01 1.03 (1.26) (0.02) — (1.28)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.83 0.91 0.70
8
1.61 (0.93) (0.02) — (0.95)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0.51 0.62 1.13 (0.52) (0.15) — (0.67)
FOR THE PERIOD 6/08/20
10
-12/31/20 $ 10.00 0.18 0.39 0.57 (0.20) — — (0.20)
AQR EQUITY MARKET NEUTRAL FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.78 0.35 1.16 1.51 (1.81) — — (1.81)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.32 0.03 1.95 1.98 (0.52) — — (0.52)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.31 (0.09) 1.20 1.11 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.20 (0.02) (1.77) (1.79) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.76 0.13 (1.34) (1.21) — (0.35) — (0.35)
AQR EQUITY MARKET NEUTRAL FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.65 0.32 1.13 1.45 (1.79) — — (1.79)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.21 0.01 1.93 1.94 (0.50) — — (0.50)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.23 (0.10) 1.18 1.08 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.12 (0.03) (1.76) (1.79) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.70 0.12 (1.35) (1.23) — (0.35) — (0.35)
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.82 0.36 1.16 1.52 (1.82) — — (1.82)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.35 0.06 1.94 2.00 (0.53) — — (0.53)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 (0.08) 1.21 1.13 — (0.10) — (0.10)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.22 (0.00)
11
(1.80) (1.80) — (1.10) — (1.10)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.77 0.11 (1.31) (1.20) — (0.35) — (0.35)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2023
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 11.22 8.88% $ 422,538 0.21% 0.20% 0.20% 13.85% 37%
$ 11.47 14.69% $ 177,048 0.29% 0.20% 0.20% 11.92% 48%
$ 10.82 10.66% $ 27,048 1.03%
9
0.20% 0.20% 5.11% 14%
$ 10.37 5.71% $ 15,645 1.31%
9
0.20% 0.20% 3.91% 14%
$ 11.18 8.53% $ 28,964 0.46% 0.45% 0.45% 12.92% 37%
$ 11.45 14.49% $ 6,499 0.52% 0.45% 0.45% 7.90% 48%
$ 10.80 10.37% $ 1,792 1.15%
9
0.45% 0.45% 6.69% 14%
$ 10.37 5.61% $ 533 1.87%
9
0.45% 0.45% 2.56% 14%
$ 11.24 8.94% $ 488 0.12% 0.10% 0.10% 8.56% 37%
$ 11.49 14.84% $ 5,133 0.22% 0.10% 0.10% 7.65% 48%
$ 10.83 10.84% $ 4,725 0.93%
9
0.10% 0.10% 4.55% 14%
$ 10.37 5.75% $ 4,492 1.62%
9
0.10% 0.10% 3.06% 14%
$ 8.48 17.13% $ 142,947 1.55% 1.47% 1.30% 3.68% 197%
$ 8.78 27.22% $ 116,154 1.62% 1.47% 1.30% 0.35% 319%
$ 7.32 17.64% $ 32,802 1.87% 1.48% 1.30% (1.22)% 282%
$ 6.31 (19.52)% $ 38,498 1.73% 1.63% 1.30% (0.20)% 312%
$ 9.20 (11.27)% $ 208,679 2.23% 2.21% 1.27% 1.31% 263%
$ 8.31 16.71% $ 22,616 1.81% 1.72% 1.55% 3.43% 197%
$ 8.65 27.03% $ 24,133 1.88% 1.72% 1.55% 0.12% 319%
$ 7.21 17.38% $ 15,968 2.13% 1.73% 1.55% (1.45)% 282%
$ 6.23 (19.70)% $ 10,040 2.03% 1.88% 1.55% (0.33)% 312%
$ 9.12 (11.52)% $ 14,129 2.50% 2.49% 1.55% 1.20% 263%
$ 8.52 17.14% $ 88,110 1.46% 1.37% 1.20% 3.82% 197%
$ 8.82 27.33% $ 38,898 1.53% 1.37% 1.20% 0.72% 319%
$ 7.35 17.93% $ 5,917 1.79% 1.38% 1.20% (1.13)% 282%
$ 6.32 (19.61)% $ 4,758 1.67% 1.53% 1.20% (0.01)% 312%
$ 9.22 (11.17)% $ 38,112 2.15% 2.14% 1.20% 1.05% 263%

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2023
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR LONG-SHORT EQUITY FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.81 0.50 2.61 3.11 (2.74) — — (2.74)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.31 0.02 2.29 2.31 (1.32) (0.49) — (1.81)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.39 (0.14) 3.06 2.92 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.08 (0.04) (1.50) (1.54) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.94 0.10 0.04 0.14 — — — —
AQR LONG-SHORT EQUITY FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.56 0.47 2.55 3.02 (2.72) — — (2.72)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.09 (0.03) 2.27 2.24 (1.28) (0.49) — (1.77)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.25 (0.17) 3.01 2.84 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 10.95 (0.08) (1.47) (1.55) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.84 0.07 0.04 0.11 — — — —
AQR LONG-SHORT EQUITY FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.90 0.50 2.65 3.15 (2.75) — — (2.75)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.38 (0.03) 2.37 2.34 (1.33) (0.49) — (1.82)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.44 (0.13) 3.07 2.94 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 11.12 (0.02) (1.51) (1.53) — (0.15) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 10.97 0.10 0.05 0.15 — — — —
AQR MACRO OPPORTUNITIES FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.82 0.28 (0.32) (0.04) (0.99) — — (0.99)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 9.01 0.15 2.46 2.61 (0.03) (0.77) — (0.80)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.58 (0.12) (0.31) (0.43) (0.08) (0.06) — (0.14)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.52 (0.07) 0.22 0.15 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.38 0.44 (0.00)
11
— — (0.00)
11
AQR MACRO OPPORTUNITIES FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.61 0.26 (0.32) (0.06) (0.89) — — (0.89)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.86 0.12 2.42 2.54 (0.02) (0.77) — (0.79)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.42 (0.14) (0.30) (0.44) (0.06) (0.06) — (0.12)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.39 (0.10) 0.22 0.12 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.97 0.03 0.39 0.42 (0.00)
11
— — (0.00)
11
AQR MACRO OPPORTUNITIES FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.85 0.30 (0.33) (0.03) (1.01) — — (1.01)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 9.03 0.12 2.51 2.63 (0.04) (0.77) — (0.81)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.60 (0.11) (0.31) (0.42) (0.09) (0.06) — (0.15)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.53 (0.07) 0.23 0.16 — (0.09) — (0.09)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.08 0.06 0.39 0.45 (0.00)
11
— — (0.00)
11

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2023
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 13.18 24.28% $ 909,818 1.37% 1.36% 1.30% 3.47% 0%
$ 12.81 19.11% $ 544,239 1.37% 1.34% 1.30% 0.16% 0%
$ 12.31 31.10% $ 278,938 1.36% 1.31% 1.30% (1.26)% 0%
$ 9.39 (13.91)% $ 350,475 1.32% 1.31% 1.30% (0.42)% 269%
$ 11.08 1.28% $ 901,269 2.06% 2.06% 1.26% 0.92% 292%
$ 12.86 24.02% $ 39,327 1.62% 1.61% 1.55% 3.29% 0%
$ 12.56 18.84% $ 13,691 1.63% 1.59% 1.55% (0.23)% 0%
$ 12.09 30.70% $ 11,049 1.62% 1.56% 1.55% (1.52)% 0%
$ 9.25 (14.17)% $ 6,934 1.57% 1.56% 1.55% (0.79)% 269%
$ 10.95 1.01% $ 28,689 2.33% 2.33% 1.53% 0.60% 292%
$ 13.30 24.42% $ 7,191 1.28% 1.26% 1.20% 3.52% 0%
$ 12.90 19.25% $ 6,726 1.28% 1.24% 1.20% (0.19)% 0%
$ 12.38 31.14% $ 14,951 1.27% 1.21% 1.20% (1.16)% 0%
$ 9.44 (13.77)% $ 15,920 1.23% 1.21% 1.20% (0.25)% 269%
$ 11.12 1.37% $ 76,285 1.99% 1.99% 1.19% 0.87% 292%
$ 9.79 (0.33)% $ 36,898 1.44% 1.21% 1.20% 2.59% 70%
$ 10.82 29.28% $ 129,055 1.98% 1.68% 1.20% 1.34% 319%
$ 9.01 (4.54)% $ 7,190 2.32%
12
1.26% 1.25% (1.23)% 0%
$ 9.58 1.61% $ 8,510 2.22% 1.35% 1.34% (0.77)% 0%
$ 9.52 4.90% $ 14,985 2.15% 1.45% 1.45% 0.59% 0%
$ 9.66 (0.55)% $ 2,207 1.71% 1.46% 1.45% 2.49% 70%
$ 10.61 28.87% $ 7,366 2.28% 1.93% 1.45% 1.13% 319%
$ 8.86 (4.72)% $ 638 2.60%
12
1.50% 1.50% (1.47)% 0%
$ 9.42 1.31% $ 537 2.47% 1.60% 1.59% (1.04)% 0%
$ 9.39 4.73% $ 1,173 2.23% 1.70% 1.70% 0.37% 0%
$ 9.81 (0.25)% $ 64,460 1.38% 1.11% 1.10% 2.85% 70%
$ 10.85 29.38% $ 43,554 1.98% 1.58% 1.10% 1.13% 319%
$ 9.03 (4.41)% $ 19,389 2.24%
12
1.16% 1.15% (1.13)% 0%
$ 9.60 1.71% $ 19,070 2.12% 1.23% 1.22% (0.71)% 0%
$ 9.53 5.01% $ 11,841 2.08% 1.35% 1.35% 0.67% 0%

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2023
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.71 0.29 (0.13) 0.16 (0.68) — (0.01) (0.69)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.26 0.03 2.53 2.56 (1.11) — — (1.11)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.85 (0.09) 0.00
11
(0.09) (0.50) — — (0.50)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.30 (0.04) 0.01 (0.03) (0.42) — — (0.42)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.41 0.09 0.06 0.15 (0.26) — — (0.26)
AQR MANAGED FUTURES STRATEGY FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.63 0.26 (0.12) 0.14 (0.65) — (0.01) (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.20 0.00
11
2.52 2.52 (1.09) — — (1.09)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.78 (0.11) 0.00
11
(0.11) (0.47) — — (0.47)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.16 (0.06) 0.00
11
(0.06) (0.32) — — (0.32)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.27 0.06 0.07 0.13 (0.24) — — (0.24)
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.72 0.30 (0.12) 0.18 (0.69) — (0.01) (0.70)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.27 0.05 2.52 2.57 (1.12) — — (1.12)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.86 (0.09) 0.01 (0.08) (0.51) — — (0.51)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.32 (0.03) 0.00
11
(0.03) (0.43) — — (0.43)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.42 0.09 0.08 0.17 (0.27) — — (0.27)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.35 0.23 (0.28) (0.05) (0.59) — — (0.59)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.09 0.01 3.03 3.04 (0.78) — — (0.78)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 (0.12) (0.03) (0.15) (0.67) — — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.64 (0.06) (0.01) (0.07) (0.66) — — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.82 0.04 0.10 0.14 (0.32) — — (0.32)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.41 0.21 (0.28) (0.07) (0.57) — — (0.57)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.12 (0.01) 3.04 3.03 (0.74) — — (0.74)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.94 (0.13) (0.04) (0.17) (0.65) — — (0.65)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.56 (0.07) (0.01) (0.08) (0.54) — — (0.54)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.73 0.02 0.10 0.12 (0.29) — — (0.29)
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.37 0.24 (0.27) (0.03) (0.60) — — (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.11 0.01 3.04 3.05 (0.79) — — (0.79)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.93 (0.11) (0.03) (0.14) (0.68) — — (0.68)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 7.66 (0.05) (0.01) (0.06) (0.67) — — (0.67)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 7.84 0.05 0.10 0.15 (0.33) — — (0.33)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2023
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 8.18 1.80% $ 1,147,293 1.27% 1.27% 1.25% 3.28% 0%
$ 8.71 35.38% $ 1,311,469 1.27% 1.27% 1.25% 0.28% 0%
$ 7.26 (1.06)% $ 870,337 1.24% 1.24% 1.23% (1.18)% 0%
$ 7.85 (0.29)% $ 1,445,072 1.22% 1.22% 1.22% (0.46)% 0%
$ 8.30 1.80% $ 2,315,083 1.21% 1.21% 1.20% 1.00% 0%
$ 8.11 1.64% $ 50,893 1.53% 1.52% 1.50% 3.01% 0%
$ 8.63 35.04% $ 64,180 1.53% 1.52% 1.50% 0.01% 0%
$ 7.20 (1.31)% $ 48,894 1.47% 1.47% 1.47% (1.41)% 0%
$ 7.78 (0.60)% $ 367,278 1.49% 1.49% 1.49% (0.72)% 0%
$ 8.16 1.56% $ 1,506,755 1.49% 1.49% 1.48% 0.71% 0%
$ 8.20 2.02% $ 149,910 1.18% 1.17% 1.15% 3.38% 0%
$ 8.72 35.41% $ 164,434 1.19% 1.17% 1.15% 0.52% 0%
$ 7.27 (0.94)% $ 100,572 1.15% 1.15% 1.15% (1.09)% 0%
$ 7.86 (0.30)% $ 437,288 1.14% 1.14% 1.14% (0.37)% 0%
$ 8.32 2.03% $ 580,587 1.14% 1.14% 1.13% 1.07% 0%
$ 7.71 (0.58)% $ 77,590 1.87% 1.68% 1.65% 2.72% 0%
$ 8.35 50.00% $ 131,821 1.93%
13
1.66% 1.65% 0.12% 0%
$ 6.09 (2.11)% $ 37,100 1.94% 1.71% 1.70% (1.65)% 0%
$ 6.91 (0.65)% $ 90,075 1.76% 1.66% 1.65% (0.83)% 0%
$ 7.64 1.81% $ 159,510 1.70% 1.64% 1.64% 0.50% 0%
$ 7.77 (0.81)% $ 3,887 2.12% 1.93% 1.90% 2.49% 0%
$ 8.41 49.52% $ 4,923 2.17%
13
1.91% 1.90% (0.06)% 0%
$ 6.12 (2.34)% $ 2,325 2.20% 1.96% 1.95% (1.91)% 0%
$ 6.94 (0.80)% $ 3,141 1.99% 1.91% 1.90% (0.87)% 0%
$ 7.56 1.55% $ 31,794 1.96% 1.90% 1.90% 0.26% 0%
$ 7.74 (0.34)% $ 80,335 1.78% 1.58% 1.55% 2.89% 0%
$ 8.37 49.95% $ 46,323 1.84%
13
1.56% 1.55% 0.07% 0%
$ 6.11 (1.92)% $ 20,134 1.84% 1.60% 1.59% (1.55)% 0%
$ 6.93 (0.49)% $ 25,354 1.65% 1.56% 1.55% (0.65)% 0%
$ 7.66 1.93% $ 95,310 1.61% 1.55% 1.55% 0.59% 0%

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2023
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MULTI-ASSET FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.83 0.29 0.69 0.98 (0.23) — — (0.23)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.54 0.25 (1.36) (1.11) (0.60) (0.00)
11
— (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.81 0.14 1.27 1.41 (0.57) (0.11) — (0.68)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.66 0.01 0.25 0.26 (0.11) — — (0.11)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.12 1.67 1.79 (0.64) — — (0.64)
AQR MULTI-ASSET FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.80 0.26 0.70 0.96 (0.21) — — (0.21)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.51 0.22 (1.34) (1.12) (0.59) (0.00)
11
— (0.59)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.79 0.11 1.27 1.38 (0.55) (0.11) — (0.66)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.63 (0.01) 0.24 0.23 (0.07) — — (0.07)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.49 0.11 1.65 1.76 (0.62) — — (0.62)
AQR MULTI-ASSET FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.82 0.29 0.70 0.99 (0.24) — — (0.24)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.53 0.26 (1.36) (1.10) (0.61) (0.00)
11
— (0.61)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.80 0.16 1.26 1.42 (0.58) (0.11) — (0.69)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 9.65 0.02 0.25 0.27 (0.12) — — (0.12)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 8.51 0.04 1.75 1.79 (0.65) — — (0.65)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.94 0.31 (0.33) (0.02) (0.63) (0.00)
11
— (0.63)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.08 0.03 1.68 1.71 (0.85) — — (0.85)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.85 (0.08) 2.78 2.70 (1.47) — — (1.47)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.33 (0.01) 0.54 0.53 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.65 0.06 0.95 1.01 (0.33) — (0.00)
11
(0.33)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.76 0.28 (0.33) (0.05) (0.60) (0.00)
11
— (0.60)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.94 0.01 1.64 1.65 (0.83) — — (0.83)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.75 (0.10) 2.74 2.64 (1.45) — — (1.45)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.25 (0.03) 0.54 0.51 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.58 0.05 0.93 0.98 (0.31) — (0.00)
11
(0.31)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.98 0.32 (0.34) (0.02) (0.63) (0.00)
11
— (0.63)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.12 0.09 1.63 1.72 (0.86) — — (0.86)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.87 (0.08) 2.81 2.73 (1.48) — — (1.48)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 6.35 (0.01) 0.54 0.53 — (0.01) — (0.01)
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 5.66 0.07 0.95 1.02 (0.33) — (0.00)
11
(0.33)

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2023
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 9.58 11.13% $ 119,048 1.11% 1.00% 0.80% 3.07% 125%
$ 8.83 (10.52)% $ 94,401 1.19% 1.00% 0.80% 2.52% 179%
$ 10.54 14.34% $ 104,649 1.15% 0.97% 0.80% 1.35% 125%
$ 9.81 2.68% $ 120,287 1.20% 1.04% 0.87% 0.10% 187%
$ 9.66 21.05% $ 119,488 1.47% 1.34% 0.93% 1.31% 233%
$ 9.55 10.91% $ 11,539 1.35% 1.25% 1.05% 2.82% 125%
$ 8.80 (10.70)% $ 8,931 1.44% 1.25% 1.05% 2.24% 179%
$ 10.51 14.06% $ 5,855 1.40% 1.22% 1.05% 1.03% 125%
$ 9.79 2.41% $ 5,585 1.46% 1.31% 1.14% (0.08)% 187%
$ 9.63 20.67% $ 11,366 1.74% 1.61% 1.20% 1.13% 233%
$ 9.57 11.25% $ 131,739 1.00% 0.90% 0.70% 3.12% 125%
$ 8.82 (10.43)% $ 39,671 1.09% 0.90% 0.70% 2.67% 179%
$ 10.53 14.48% $ 16,943 1.05% 0.87% 0.70% 1.51% 125%
$ 9.80 2.78% $ 12,202 1.08% 0.92% 0.75% 0.20% 187%
$ 9.65 21.07% $ 4,691 1.38% 1.26% 0.85% 0.48% 233%
$ 8.29 (0.23)% $ 374,019 1.05% 1.01% 1.00% 3.44% 0%
$ 8.94 21.44% $ 391,025 1.04% 1.01% 1.00% 0.30% 0%
$ 8.08 39.60% $ 214,957 1.11% 1.01% 1.00% (0.98)% 0%
$ 6.85 8.32% $ 38,558 1.10% 1.00% 1.00% (0.13)% 0%
$ 6.33 17.96% $ 105,145 1.06% 0.99% 0.99% 1.05% 0%
$ 8.11 (0.51)% $ 41,426 1.30% 1.26% 1.25% 3.19% 0%
$ 8.76 21.01% $ 40,199 1.30% 1.26% 1.25% 0.07% 0%
$ 7.94 39.33% $ 29,648 1.37% 1.26% 1.25% (1.23)% 0%
$ 6.75 8.11% $ 16,188 1.39% 1.25% 1.25% (0.63)% 0%
$ 6.25 17.67% $ 13,586 1.32% 1.25% 1.25% 0.79% 0%
$ 8.33 (0.16)% $ 40,876 0.95% 0.91% 0.90% 3.60% 0%
$ 8.98 21.45% $ 29,821 0.96% 0.91% 0.90% 0.90% 0%
$ 8.12 39.89% $ 3,494 1.02% 0.91% 0.90% (0.88)% 0%
$ 6.87 8.29% $ 789 1.02% 0.90% 0.90% (0.14)% 0%
$ 6.35 18.20% $ 148,682 0.97% 0.90% 0.90% 1.12% 0%

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2023
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.48 0.21 0.77 0.98 (1.62) — — (1.62)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.03 (0.01) 2.16 2.15 (1.70) — — (1.70)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.36 (0.10) 1.67 1.57 (0.90) — — (0.90)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.15 (0.06) (1.73) (1.79) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.02 0.02
6
(0.76) (0.74) (0.13) — (0.00)
11
(0.13)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.41 0.19 0.76 0.95 (1.60) — — (1.60)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.98 (0.03) 2.14 2.11 (1.68) — — (1.68)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 (0.12) 1.66 1.54 (0.88) — — (0.88)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.12 (0.08) (1.72) (1.80) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.00 0.00
6,11
(0.75) (0.75) (0.13) — (0.00)
11
(0.13)
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
^
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.52 0.22 0.77 0.99 (1.63) — — (1.63)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.06 (0.01) 2.17 2.16 (1.70) — — (1.70)
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.38 (0.10) 1.69 1.59 (0.91) — — (0.91)
FOR THE YEAR ENDED DECEMBER 31, 2020 $ 8.17 (0.05) (1.74) (1.79) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2019 $ 9.03 0.03
6
(0.76) (0.73) (0.13) — (0.00)
11
(0.13)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS I
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.39 0.34 2.33 2.67 (2.65) — — (2.65)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 (0.01) 1.56 1.55 (0.24) (0.00)
11
— (0.24)
FOR THE PERIOD 12/16/21
10
-12/31/21 $ 10.00 (0.01) 0.09 0.08 — — — —
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS N
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.37 0.32 2.31 2.63 (2.62) — — (2.62)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 (0.03) 1.55 1.52 (0.23) (0.00)
11
— (0.23)
FOR THE PERIOD 12/16/21
10
-12/31/21 $ 10.00 (0.01) 0.09 0.08 — — — —
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND CLASS R6
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.40 0.36 2.32 2.68 (2.66) — — (2.66)
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 (0.04) 1.61 1.57 (0.25) (0.00)
11
— (0.25)
FOR THE PERIOD 12/16/21
10
-12/31/21 $ 10.00 (0.00)
11
0.08 0.08 — — — —

AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
Financial Highlights
December 31, 2023
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 6.84 12.81% $ 356,484 1.74% 1.72% 1.50% 2.66% 115%
$ 7.48 30.64% $ 322,368 1.67% 1.63% 1.49% (0.13)% 174%
$ 7.03 24.83% $ 242,712 1.67% 1.60% 1.50% (1.38)% 194%
$ 6.36 (21.96)% $ 237,379 1.84% 1.78% 1.50% (0.80)% 544%
$ 8.15 (8.20)% $ 866,804 2.51% 2.48% 1.49% 0.28%
6
170%
$ 6.76 12.49% $ 31,491 1.98% 1.96% 1.74% 2.42% 115%
$ 7.41 30.28% $ 32,005 1.94% 1.89% 1.75% (0.34)% 174%
$ 6.98 24.53% $ 19,068 1.92% 1.85% 1.75% (1.63)% 194%
$ 6.32 (22.17)% $ 14,857 2.08% 2.03% 1.75% (1.06)% 544%
$ 8.12 (8.33)% $ 40,665 2.77% 2.74% 1.75% 0.02%
6
170%
$ 6.88 12.84% $ 487,319 1.64% 1.62% 1.40% 2.75% 115%
$ 7.52 30.79% $ 483,083 1.59% 1.54% 1.40% (0.07)% 174%
$ 7.06 25.04% $ 396,425 1.57% 1.50% 1.40% (1.28)% 194%
$ 6.38 (21.91)% $ 390,127 1.74% 1.68% 1.40% (0.68)% 544%
$ 8.17 (8.08)% $ 1,163,852 2.42% 2.39% 1.40% 0.33%
6
170%
$ 11.41 23.56% $ 2,812 2.04% 1.35% 1.30% 2.76% 0%
$ 11.39 15.46% $ 9,447 2.91% 1.35% 1.30% (0.06)% 0%
$ 10.08 0.80% $ 504 3.45%
9
1.30% 1.30% (1.29)% 0%
$ 11.38 23.27% $ 7,725 2.28% 1.60% 1.55% 2.59% 0%
$ 11.37 15.14% $ 5,015 3.12% 1.60% 1.55% (0.28)% 0%
$ 10.08 0.80% $ 503 3.70%
9
1.55% 1.55% (1.54)% 0%
$ 11.42 23.64% $ 12,702 1.95% 1.25% 1.20% 2.84% 0%
$ 11.40 15.62% $ 10,271 3.41% 1.25% 1.20% (0.35)% 0%
$ 10.08 0.80% $ 9,081 3.43%
9
1.20% 1.20% (1.19)% 0%

Financial Highlights
AQR Funds | Annual Report | December 2023
The accompanying notes are an integral part of these financial statements.
December 31, 2023
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Alternative Risk Premia Fund .............................................
$ 0.01
0.11%
AQR Style Premia Alternative Fund .............................................
0.01
0.12
*
Annualized for periods less than one year.
^
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes derivatives, if any, and is not annualized.
6
For the year ended December 31, 2019, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
7
For the year ended December 31, 2022, the AQR Diversified Arbitrage Fund received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by $0.04 and 0.38%, respectively.
8
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
9
Certain expenses incurred by the Fund were not annualized for the period.
10
Commencement of operations.
11
Amount is less than $.005 per share.
12
For the year ended December 31, 2021, the AQR Macro Opportunities Fund incurred certain non-recurring professional service expenses. Without these costs, the Expenses, Before Reimbursements and/or Waivers, of each class would have been reduced by 0.22%.
13
For the year ended December 31, 2022, the AQR Managed Futures Strategy HV Fund incurred certain non-recurring professional service and other expenses. Without these costs, the Expenses, Before Reimbursements and/or Waivers, of each class would have been reduced by 0.06%.

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2023, the Trust consists of twenty-two active series, twelve of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk
Premia Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund,
AQR Macro Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-
Balanced Commodities Strategy Fund, AQR Style Premia Alternative Fund and AQR Sustainable Long-Short Equity Carbon Aware Fund. The remaining active series have a different fiscal year end and are reported in a separate book. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained AQR Arbitrage, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund.
The investment objective of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Macro
Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund and AQR Style Premia Alternative Fund is to seek positive absolute returns. The investment objective of the AQR Multi-Asset Fund and AQR Risk-Balanced Commodities Strategy Fund is to seek total return. The investment objective of the AQR Diversifying Strategies Fund, AQR Long-Short Equity Fund and AQR Sustainable Long-Short Equity Carbon
Aware Fund is to seek capital appreciation. The AQR Diversifying Strategies Fund pursues its investment objective by investing in a portfolio of mutual funds that are each managed by the Adviser. Each Fund offers Class I, N and R6 shares.
2. Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, and of Cash Flows (as
applicable), and the Financial Highlights of the AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy
Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Style Premia
Alternative Fund (collectively, the “Consolidated Funds”) include the accounts of the AQR Alternative Risk Premia Offshore Fund Ltd., AQR Macro
Opportunities Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR
Multi-Asset Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. and AQR Style Premia Alternative Offshore Fund Ltd.,
respectively, which are wholly-owned and controlled subsidiaries (collectively, the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Fund’s investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments, however, each Consolidated Fund and its Subsidiary will comply with 1940 Act Rule 18f-4 on a consolidated basis with respect to investments in derivative instruments.
3. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
SUBSIDIARY NET
ASSETS AT
DECEMBER 31,
2023
% OF TOTAL
ASSETS AT
DECEMBER 31,
2023
AQR Alternative Risk Premia Offshore Fund Ltd. ............................................... $ 38,877,184 4.1%
AQR Macro Opportunities Offshore Fund Ltd. ................................................. 24,050,970 14.8%
AQR Managed Futures Strategy Offshore Fund Ltd. ............................................ 310,453,743 18.7%
AQR Managed Futures Strategy HV Offshore Fund Ltd. ......................................... 36,446,165 17.2%
AQR Multi-Asset Offshore Fund Ltd. ........................................................ 27,096,731 7.6%
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. .................................... 105,039,926 22.5%
AQR Style Premia Alternative Offshore Fund Ltd. .............................................. 202,162,962 15.1%

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income:  Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specific identification cost method. Interest income (expense) is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. The
Funds record distributions received in excess of income from underlying investments, such as real estate investment trusts, as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions
.
The Funds may be subject to foreign taxes on income or capital gains on investments, a portion of which may be recoverable. Dividend income
(expense), net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-dividend date notification. The
Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld. Income recognized, if any, for these reclaims is reflected as dividend income on the Statements of Operations. Additionally, there may be reclaims that include amounts withheld in prior years, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and subsequent rulings by the
European Court of Justice (“ECJ”). Income recognized related to EU reclaims pursuant to the ECJ rulings are reported as European Union tax reclaims on the Statements of Operations, if material. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Expenses incurred related to EU reclaims that are contingent upon successful receipt of EU reclaims are reported as European Union tax reclaim fees on the Statements of Operations, if material.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees, and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “Regulated
Investment Company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for federal income tax is necessary.

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of December
31, 2023, the Funds had no examinations in progress.
For federal income tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFC's taxable income is included in the calculation of the relevant
Consolidated Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each of the CFCs has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of
November 30th.
For the year ended December 31, 2023, AQR Multi-Asset Fund incurred an excise tax liability of $863 relating to the tax year 2022.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
4. Securities and Other Investments
Affiliate Investments:  Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities or an issuer which is under common control with another fund or trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust based upon ownership of the outstanding voting securities. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies.
The AQR Diversifying Strategies Fund invests in funds which are managed by the Adviser, and as such assumes the AQR Funds in which it invests to be affiliated issuers.
A summary of transactions with each affiliated issuer is included in the Schedules of Investments, if applicable.
Convertible Securities: Certain Funds invest in preferred stocks and fixed income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.
High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
Inflation-Indexed Bonds: Certain Funds invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.
Inflation-indexed bonds typically pay a fixed rate of interest but that fixed rate is applied to an inflation adjusted principal amount. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of
Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Funds may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.
Special Purpose Acquisition Companies (“SPACs”):  Certain Funds invest in common stocks, rights, units, warrants, and other securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses, and any rights or warrants issued by the
SPAC may expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices.
Securities Sold Short: Certain Funds engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-
dividend date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is reported as net change in unrealized appreciation (depreciation) on the Statements of Operations.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities;
and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
Pursuant to a Master Securities Loan Agreement ("MSLA"), State Street Bank and Trust Company (“SSB”) is permitted, subject to certain conditions, to rehypothecate up to 30% of portfolio securities pledged by certain Funds as collateral for securities sold short. The Funds continue to receive dividends and interest on rehypothecated securities. The Funds also have the right under the MSLA to recall the rehypothecated securities from SSB on demand. If
SSB fails to deliver the recalled security in a timely manner, the Funds will be compensated by SSB for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by SSB, the Funds may reduce the loan balance outstanding by the amount of the recalled security.
The net amount of fees incurred are included in the dividend and interest on securities sold short on the Statements of Operations and are as follows:
FUND FEES
AQR Alternative Risk Premia Fund ........................................................................
$ 500,681
AQR Diversified Arbitrage Fund ...........................................................................
565,906
AQR Equity Market Neutral Fund .........................................................................
45,475
AQR Multi-Asset Fund .................................................................................
186,895
AQR Style Premia Alternative Fund ........................................................................
187,457

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is reported on the Statements of Operations as net change in unrealized appreciation
(depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported on the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown in the Schedule of Investments, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is reported as net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. When the contract is closed, the
Funds record a realized gain (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported on the Statements of Assets and Liabilities. For credit default swap and interest rate swap contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swap contracts are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swap contracts subjects the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Total return swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Total Return Basket Swap Contracts: Certain Funds enter into a total return basket swap contract to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap contract represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap contract at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the master netting arrangement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap position. A change in the market value of a total return basket swap contract is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Cash settlements between a Fund and the counterparty are reported as net realized gain (loss) from expiration or closing of swap contracts on the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Credit default swap contracts are marked to market daily and the change, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is reported as a realized gain (loss) from expiration or closing of swap contracts on the Statements of Operations.
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swap contracts on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default swap contract. The Funds' risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default swap contracts outstanding, including their respective notional amounts at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Interest Rate Swap Contracts: Certain Funds enter into interest rate swap contracts as part of their investment strategy. Interest rate swap contracts generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap contracts are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Interest rate swap contracts are marked to market daily and the change is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in
U.S. dollars without the delivery of foreign currency. Centrally cleared interest rate swap contracts may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Option Contracts: Certain Funds may write and purchase put and call option contracts. When a Fund writes a premium-style option contract, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the written option contract. When a security is purchased or sold through an exercise of an option contract, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When a premium-style option contract expires, a Fund realizes a gain or loss on the option contract to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call option contracts subject a Fund to unlimited risk of loss. Written covered call option contracts limit the upside potential of a security above the strike price. Written put option contracts subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option contract, bears the market risk of an unfavorable change in the price of the security underlying the written option contract. Written and purchased option contracts are non-income producing investments.
The maximum financial exposure for premium-style written put option contracts is limited to the number of contracts written and the related strike prices.
The number of contracts, strike price, and expiration date for each written put option contract at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option contracts or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivative transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is reported as deposits with brokers for futures contracts and deposits with brokers for centrally cleared swaps on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swap contracts, initial margin is posted, and daily changes in fair value are reported as a payable or receivable on the Statements of Assets and Liabilities as variation margin on futures contracts and variation margin on centrally cleared swaps. Variation margin is determined separately for exchange-traded futures and centrally cleared swap contracts and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC derivatives outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of investments in securities, at value (securities) or in due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within due to brokers on the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to Master Agreements on the Statements of Assets and
Liabilities.
5. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Board has designated the Adviser as the Valuation Designee for the Funds to perform fair value determinations. The Valuation Designee has established a Valuation Committee to assist with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers.
Where market quotes are readily available, fair value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities and other financial derivatives are valued at fair value, as determined in good faith by the Valuation Committee in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active market for the investments existed. These differences could be material.

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Inputs and Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange-traded option contracts, warrants, exchange-traded funds, closed-end funds, and certain investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified as Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level
1.
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified as Level 2. In addition, equities traded outside of the Western Hemisphere, or in foreign markets that close at 4:00 p.m. Eastern time where the market is closed due to a holiday, are generally classified as Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its NAV.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified as Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed income securities are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are classified as Level 2 within the fair value hierarchy.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
Exchange-traded derivatives, such as futures and exchange-traded option contracts, are typically classified as Level 1 or Level 2 within the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward foreign currency exchange and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forward, swap and option contracts, have inputs which can generally be corroborated by market data and are therefore classified as Level 2. Those
OTC derivatives that have less liquidity or for which inputs are unobservable are classified as Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 226,718,377 $ 158,278,462 $ – $ 384,996,839
Preferred Stocks
†
................................ – 95,565 – 95,565
Warrants
†
...................................... – – –
(a)
–
(a)
Short-Term Investments ........................... 69,563,888 27,496,929 – 97,060,817
Interest Rate Swap Contracts* ...................... – 4,660,465 – 4,660,465
Total Return Swap Contracts* ....................... – 563,436 – 563,436
Futures Contracts* ............................... 3,774,332 – – 3,774,332
Forward Foreign Currency Exchange Contracts* ........ – 5,169,935 – 5,169,935
Total Assets $ 300,056,597 $ 196,264,792 $ –
(a)
$ 496,321,389
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (216,052,270) $ (156,319,757) $ – $ (372,372,027)
Preferred Stocks (Sold Short)
†
...................... – (1,760,215) – (1,760,215)
Warrants (Sold Short)
†
............................ (7,879) – – (7,879)
Interest Rate Swap Contracts* ...................... – (5,731,831) – (5,731,831)
Total Return Swap Contracts* ....................... – (64,257) – (64,257)
Futures Contracts* ............................... (4,497,403) – – (4,497,403)
Forward Foreign Currency Exchange Contracts* ........ – (5,561,604) – (5,561,604)
Total Liabilities $ (220,557,552) $ (169,437,664) $ – $ (389,995,216)

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 205,763,710 $ 43,616,867 $ 1,275,546 $ 250,656,123
Closed-End Funds ............................... 154,650,349 – – 154,650,349
Corporate Bonds ................................ – 361 125,629 125,990
Convertible Bonds ............................... – 675,254,278 – 675,254,278
Rights ........................................ 148,036 100,648 44,423 293,107
Warrants ...................................... 657,548 129,738 31,406 818,692
Securities in Litigation ............................ – – –
(a)
–
(a)
Units ......................................... 634,427 – – 634,427
Short-Term Investments ........................... 348,269,930 596,431,529 – 944,701,459
Total Return Swap Contracts* ....................... – –
(a)
– –
(a)
Forward Foreign Currency Exchange Contracts* ........ – 1,898 – 1,898
Total Return Basket Swap Contracts* ................. – 805,092 – 805,092
Total Assets $ 710,124,000 $ 1,316,340,411 $ 1,477,004 $ 2,027,941,415
LIABILITIES
Common Stocks (Sold Short) ...................... $ (262,368,566) $ (20,937,056) $ –
(a)
$ (283,305,622)
Corporate Bonds (Sold Short) ...................... – (2,000,119) – (2,000,119)
Convertible Bonds (Sold Short) ..................... – (13,928,510) – (13,928,510)
Credit Default Swap Contracts* ..................... – (5,943,464) – (5,943,464)
Futures Contracts* ............................... (4,693,211) – – (4,693,211)
Forward Foreign Currency Exchange Contracts* ........ – (743,589) – (743,589)
Total Return Basket Swap Contracts* ................. – (19,252,840) – (19,252,840)
Total Liabilities $ (267,061,777) $ (62,805,578) $ –
(a)
$ (329,867,355)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 442,974,590 $ – $ – $ 442,974,590
Short-Term Investments ........................... 9,212,123 – – 9,212,123
Total Assets $ 452,186,713 $ – $ – $ 452,186,713
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 11,015,163 $ – $ 11,015,163
Short-Term Investments ........................... 113,508,139 133,212,846 – 246,720,985
Forward Foreign Currency Exchange Contracts* ........ – 12,225 – 12,225
Total Return Basket Swap Contracts* ................. – 892,730 – 892,730
Total Assets $ 113,508,139 $ 145,132,964 $ – $ 258,641,103
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (372,567) $ (7,940,216) $ – $ (8,312,783)
Forward Foreign Currency Exchange Contracts* ........ – (115,308) – (115,308)
Total Return Basket Swap Contracts* ................. – (2,489,070) – (2,489,070)
Total Liabilities $ (372,567) $ (10,544,594) $ – $ (10,917,161)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 267,453,500 $ 594,891,216 $ – $ 862,344,716
Total Return Swap Contracts* ....................... – 583,223 – 583,223
Futures Contracts* ............................... 8,223,216 – – 8,223,216
Forward Foreign Currency Exchange Contracts* ........ – 3,693,333 – 3,693,333
Total Return Basket Swap Contracts* ................. – 3,734,533 – 3,734,533
Total Assets $ 275,676,716 $ 602,902,305 $ – $ 878,579,021
LIABILITIES
Total Return Swap Contracts* ....................... $ – $ (36,913) $ – $ (36,913)
Futures Contracts* ............................... (56,826) – – (56,826)
Forward Foreign Currency Exchange Contracts* ........ – (215,463) – (215,463)
Total Return Basket Swap Contracts* ................. – (34,410,782) – (34,410,782)
Total Liabilities $ (56,826) $ (34,663,158) $ – $ (34,719,984)

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 4,107,781 $ 7,264,315 $ – $ 11,372,096
Short-Term Investments ........................... 41,120,524 30,234,804 – 71,355,328
Credit Default Swap Contracts* ..................... – 975,557 – 975,557
Interest Rate Swap Contracts* ...................... – 17,504,796 – 17,504,796
Total Return Swap Contracts* ....................... – 769,359 – 769,359
Futures Contracts* ............................... 7,433,704 – – 7,433,704
Forward Foreign Currency Exchange Contracts* ........ – 8,105,720 – 8,105,720
Total Assets $ 52,662,009 $ 64,854,551 $ – $ 117,516,560
LIABILITIES
Credit Default Swap Contracts* ..................... $ – $ (301,491) $ – $ (301,491)
Interest Rate Swap Contracts* ...................... – (17,353,519) – (17,353,519)
Total Return Swap Contracts* ....................... – (321,688) – (321,688)
Futures Contracts* ............................... (6,655,192) – – (6,655,192)
Forward Foreign Currency Exchange Contracts* ........ – (6,616,306) – (6,616,306)
Total Liabilities $ (6,655,192) $ (24,593,004) $ – $ (31,248,196)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 214,499,987 $ 1,038,992,996 $ – $ 1,253,492,983
Credit Default Swap Contracts* ..................... – 3,169,366 – 3,169,366
Interest Rate Swap Contracts* ...................... – 33,411,401 – 33,411,401
Total Return Swap Contracts* ....................... – 5,916,279 – 5,916,279
Futures Contracts* ............................... 52,471,114 – – 52,471,114
Forward Foreign Currency Exchange Contracts* ........ – 55,842,051 – 55,842,051
Total Return Basket Swap Contracts* ................. – 1,019,491 – 1,019,491
Total Assets $ 266,971,101 $ 1,138,351,584 $ – $ 1,405,322,685
LIABILITIES
Credit Default Swap Contracts* ..................... $ – $ (446,810) $ – $ (446,810)
Interest Rate Swap Contracts* ...................... – (29,589,431) – (29,589,431)
Total Return Swap Contracts* ....................... – (439,723) – (439,723)
Futures Contracts* ............................... (55,104,909) – – (55,104,909)
Forward Foreign Currency Exchange Contracts* ........ – (66,269,995) – (66,269,995)
Total Return Basket Swap Contracts* ................. – (16,598,606) – (16,598,606)
Total Liabilities $ (55,104,909) $ (113,344,565) $ – $ (168,449,474)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 46,305,706 $ 94,335,716 $ – $ 140,641,422
Credit Default Swap Contracts* ..................... – 550,800 – 550,800
Interest Rate Swap Contracts* ...................... – 6,067,798 – 6,067,798
Total Return Swap Contracts* ....................... – 1,055,614 – 1,055,614
Futures Contracts* ............................... 9,551,284 – – 9,551,284
Forward Foreign Currency Exchange Contracts* ........ – 9,012,706 – 9,012,706
Total Return Basket Swap Contracts* ................. – 35,716 – 35,716
Total Assets $ 55,856,990 $ 111,058,350 $ – $ 166,915,340
LIABILITIES
Credit Default Swap Contracts* ..................... $ – $ (80,100) $ – $ (80,100)
Interest Rate Swap Contracts* ...................... – (5,283,242) – (5,283,242)
Total Return Swap Contracts* ....................... – (78,132) – (78,132)
Futures Contracts* ............................... (9,979,317) – – (9,979,317)
Forward Foreign Currency Exchange Contracts* ........ – (10,973,929) – (10,973,929)
Total Return Basket Swap Contracts* ................. – (3,124,918) – (3,124,918)
Total Liabilities $ (9,979,317) $ (19,540,321) $ – $ (29,519,638)

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 109,126,960 $ 40,238,507 $ –
(a)
$ 149,365,467
Preferred Stocks
†
................................ – 473,428 $ – 473,428
Foreign Government Securities ..................... – 28,718,889 – 28,718,889
U.S. Treasury Obligations ......................... – 23,155,949 – 23,155,949
Short-Term Investments ........................... 43,215,832 42,737,482 – 85,953,314
Total Return Swap Contracts* ....................... – 38,365 – 38,365
Futures Contracts* ............................... 8,229,059 – – 8,229,059
Forward Foreign Currency Exchange Contracts* ........ – 3,932,479 – 3,932,479
Total Assets $ 160,571,851 $ 139,295,099 $ –
(a)
$ 299,866,950
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (26,947,784) $ (7,717,662) $ –
(a)
$ (34,665,446)
Preferred Stocks (Sold Short)
†
...................... – (377,580) – (377,580)
Warrants (Sold Short)
†
............................ – – –
(a)
–
(a)
Total Return Swap Contracts* ....................... – (116,032) – (116,032)
Futures Contracts* ............................... (3,649,039) – – (3,649,039)
Forward Foreign Currency Exchange Contracts* ........ – (4,295,601) – (4,295,601)
Total Liabilities $ (30,596,823) $ (12,506,875) $ –
(a)
$ (43,103,698)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 212,191,781 $ 204,505,219 $ – $ 416,697,000
Futures Contracts* ............................... 31,506,529 – – 31,506,529
Total Assets $ 243,698,310 $ 204,505,219 $ – $ 448,203,529
LIABILITIES
Futures Contracts* ............................... $ (32,271,365) $ – $ – $ (32,271,365)
Total Liabilities $ (32,271,365) $ – $ – $ (32,271,365)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 51,270,051 $ – $ 51,270,051
Short-Term Investments ........................... 293,319,075 424,238,461 – 717,557,536
Interest Rate Swap Contracts* ...................... – 36,672,272 – 36,672,272
Total Return Swap Contracts* ....................... – 3,037,779 – 3,037,779
Futures Contracts* ............................... 17,562,105 – – 17,562,105
Forward Foreign Currency Exchange Contracts* ........ – 31,769,648 – 31,769,648
Total Return Basket Swap Contracts* ................. – 7,351,245 – 7,351,245
Total Assets $ 310,881,180 $ 554,339,456 $ – $ 865,220,636
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (2,192,347) $ (43,913,444) $ – $ (46,105,791)
Interest Rate Swap Contracts* ...................... – (46,154,148) – (46,154,148)
Total Return Swap Contracts* ....................... – (3,170,873) – (3,170,873)
Futures Contracts* ............................... (18,240,447) – – (18,240,447)
Forward Foreign Currency Exchange Contracts* ........ – (30,642,548) – (30,642,548)
Total Return Basket Swap Contracts* ................. – (21,397,996) – (21,397,996)
Total Liabilities $ (20,432,794) $ (145,279,009) $ – $ (165,711,803)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON
AWARE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 7,094,230 $ 4,915,744 $ – $ 12,009,974
Forward Foreign Currency Exchange Contracts* ........ – 115,087 – 115,087
Total Return Basket Swap Contracts* ................. – 509,820 – 509,820
Total Assets $ 7,094,230 $ 5,540,651 $ – $ 12,634,881
LIABILITIES
Forward Foreign Currency Exchange Contracts* ........ $ – $ (368) $ – $ (368)
Total Return Basket Swap Contracts* ................. – (605,281) – (605,281)
Total Liabilities $ – $ (605,649) $ – $ (605,649)

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
6. Federal Income Tax Matters
At December 31, 2023, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book-basis and tax-basis cost of investments was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g. wash sale loss deferrals and passive foreign investment company ("PFIC") transactions).
As of December 31, 2023, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument on the Funds’ Schedules of Investments. Credit default swaps, interest rate swaps and total return basket swap contracts are reported at market value. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Alternative Risk Premia Fund .......................... $ 2,309,174 $ 144,769,932 $ (40,752,933) $ 104,016,999
AQR Diversified Arbitrage Fund ............................. 1,715,542,374 60,480,322 (77,948,636) (17,468,314)
AQR Diversifying Strategies Fund ........................... 475,719,969 — (23,533,256) (23,533,256)
AQR Equity Market Neutral Fund ........................... 246,029,949 3,290,223 (1,596,230) 1,693,993
AQR Long-Short Equity Fund .............................. 843,297,357 5,180,645 (4,618,965) 561,680
AQR Macro Opportunities Fund ............................. 81,393,605 32,796,759 (27,922,000) 4,874,759
AQR Managed Futures Strategy Fund ........................ 1,243,660,074 130,323,224 (137,110,087) (6,786,863)
AQR Managed Futures Strategy HV Fund ..................... 137,976,861 22,903,502 (23,484,661) (581,159)
AQR Multi-Asset Fund ................................... 236,417,031 34,840,091 (14,493,870) 20,346,221
AQR Risk-Balanced Commodities Strategy Fund ................ 422,402,435 25,801,094 (32,271,365) (6,470,271)
AQR Style Premia Alternative Fund .......................... 695,637,885 92,122,616 (88,251,668) 3,870,948
AQR Sustainable Long-Short Equity Carbon Aware Fund .......... 12,028,883 202,228 (201,879) 349
FUND
UNDISTRIBUTED
ORDINARY
INCOME
UNDISTRIBUTED
LONG-TERM
CAPITAL GAIN
UNREALIZED
APPRECIATION
(DEPRECIATION)
(a)
LOSS
CARRYFORWARDS
AND DEFERRALS
(b)
OTHER
TEMPORARY
DIFFERENCES
(c)
TOTAL
ACCUMULATED
EARNINGS
(LOSS)
AQR Alternative Risk Premia
Fund ................. $ — $ — $ 104,041,022 $ (132,617,843) $ 2,326,118 $ (26,250,703)
AQR Diversified Arbitrage Fund — — (17,429,443) (128,144,030) (165,118) (145,738,591)
AQR Diversifying Strategies
Fund ................. — 497 (23,533,256) — — (23,532,759)
AQR Equity Market Neutral
Fund ................. — — 1,701,422 (3,535,917) (6,312) (1,840,807)
AQR Long-Short Equity Fund 3,145,411 — 554,850 — — 3,700,261
AQR Macro Opportunities Fund — — 4,962,196 (17,593,662) 1,958,693 (10,672,773)
AQR Managed Futures
Strategy Fund .......... — — (6,657,907) (1,047,759,015) 29,142,881 (1,025,274,041)
AQR Managed Futures
Strategy HV Fund ....... — — (594,376) (112,335,199) 4,409,788 (108,519,787)
AQR Multi-Asset Fund ..... — — 20,360,789 (10,648,801) (880,309) 8,831,679
AQR Risk-Balanced
Commodities Strategy Fund 82,632 — (6,432,306) (3,422) (10,921,364) (17,274,460)

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
As of December 31, 2023, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the difference in tax treatment of certain non-deductible expenses, net operating losses, and income from investments in the Cayman subsidiary. The result of operations and net assets were not affected by the reclassifications.
The tax character of distributions paid during the fiscal years ended December 31, 2023 and 2022 were as follows:
During the year ended December 31, 2023, the Funds utilized capital loss carryforwards in the amounts listed below:
FUND
UNDISTRIBUTED
ORDINARY
INCOME
UNDISTRIBUTED
LONG-TERM
CAPITAL GAIN
UNREALIZED
APPRECIATION
(DEPRECIATION)
(a)
LOSS
CARRYFORWARDS
AND DEFERRALS
(b)
OTHER
TEMPORARY
DIFFERENCES
(c)
TOTAL
ACCUMULATED
EARNINGS
(LOSS)
AQR Style Premia Alternative
Fund ................. — — 4,102,233 (440,392,260) 15,295,183 (420,994,844)
AQR Sustainable Long-Short
Equity Carbon Aware Fund 1,126,290 — 5,022 (377,440) — 753,872
(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
(b)
The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
(c)
Other temporary differences represent book-to-tax basis differences related to straddle loss deferrals and Cayman subsidiary income.
FUND
TOTAL
DISTRIBUTABLE
EARNINGS (LOSS) PAID-IN CAPITAL
AQR Alternative Risk Premia Fund ................................................. $ 1,446,992 $ (1,446,992)
AQR Diversified Arbitrage Fund .................................................... 122,212 (122,212)
AQR Diversifying Strategies Fund .................................................. — —
AQR Equity Market Neutral Fund .................................................. (1,012,438) 1,012,438
AQR Long-Short Equity Fund ..................................................... (10,669,380) 10,669,380
AQR Macro Opportunities Fund .................................................... 6,145 (6,145)
AQR Managed Futures Strategy Fund ............................................... 8,040 (8,040)
AQR Managed Futures Strategy HV Fund ............................................ 588 (588)
AQR Multi-Asset Fund .......................................................... 43,669 (43,669)
AQR Risk-Balanced Commodities Strategy Fund ....................................... 121 (121)
AQR Style Premia Alternative Fund ................................................. 8,447,285 (8,447,285)
AQR Sustainable Long-Short Equity Carbon Aware Fund ................................. — —
DECEMBER 31, 2023 DECEMBER 31, 2022
FUND
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
RETURN OF
CAPITAL
ORDINARY
INCOME
LONG-TERM
CAPITAL
GAINS
AQR Alternative Risk Premia Fund ...................... $ 7,329,072 $ — $ — $ — $ —
AQR Diversified Arbitrage Fund ......................... 48,542,632 — — 1,486,446 —
AQR Diversifying Strategies Fund ....................... 47,293,987 509,034 — 13,686,935 92,816
AQR Equity Market Neutral Fund ....................... 51,911,015 — — 9,776,339 —
AQR Long-Short Equity Fund .......................... 172,963,097 — — 62,742,042 9,150,937
AQR Macro Opportunities Fund ......................... 10,351,594 — — 7,011,680 4,113,968
AQR Managed Futures Strategy Fund .................... 109,065,970 — 1,383,957 183,718,060 —
AQR Managed Futures Strategy HV Fund ................. 11,889,097 — — 14,001,651 —
AQR Multi-Asset Fund ............................... 6,672,779 — — 9,276,620 —
AQR Risk-Balanced Commodities Strategy Fund ............ 33,787,619 18,247 — 39,758,150 —
AQR Style Premia Alternative Fund ...................... 176,325,383 — — 163,677,982 —
AQR Sustainable Long-Short Equity Carbon Aware Fund ...... 6,471,416 — — 517,684 5,180
FUND SHORT-TERM LONG-TERM
AQR Equity Market Neutral Fund .......................................................... $ 629,515 $ 374,455
AQR Long-Short Equity Fund ............................................................. 13,591,078 17,371,894
AQR Multi-Asset Fund .................................................................. 2,643,445 –
AQR Style Premia Alternative Fund ......................................................... 45,248,852 –

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
As of December 31, 2023, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
7. Investment Transactions
During the year ended December 31, 2023, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
During the year ended December 31, 2023, the Funds had purchases and sales of long-term U.S. Government obligations, which are included in the table above, as follows:
8. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to Master Agreements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the
Funds were subject to a Master Agreement or similar arrangement.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at December 31, 2023:
FUND SHORT-TERM LONG TERM
AQR Alternative Risk Premia Fund ................................................. $ 131,329,284 $ 1,076,062
AQR Diversified Arbitrage Fund .................................................... — 117,955,931
AQR Macro Opportunities Fund .................................................... 5,589,249 11,619,119
AQR Managed Futures Strategy Fund ............................................... 510,915,605 507,099,689
AQR Managed Futures Strategy HV Fund ............................................ 58,180,711 48,875,367
AQR Multi-Asset Fund .......................................................... — 9,241,060
AQR Risk-Balanced Commodities Strategy Fund ....................................... 3,422 —
AQR Style Premia Alternative Fund ................................................. 399,033,500 29,900,653
AQR Sustainable Long-Short Equity Carbon Aware Fund ................................. 149,265 228,175
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Alternative Risk Premia Fund .......................... $ 223,826,406 $ 153,225,204 $ 355,253,707 $ 263,951,448
AQR Diversified Arbitrage Fund ............................. 1,289,428,325 982,846,188 572,790,339 397,252,882
AQR Diversifying Strategies Fund ........................... 398,567,304 121,655,936 — —
AQR Equity Market Neutral Fund ........................... 13,625,169 15,628,052 7,878,460 8,050,535
AQR Macro Opportunities Fund ............................. 7,937,907 8,198,225 — —
AQR Multi-Asset Fund ................................... 203,002,023 125,546,444 62,003,747 51,241,510
AQR Style Premia Alternative Fund .......................... 31,537,644 37,601,073 24,202,143 24,471,063
FUND PURCHASES SALES
AQR Multi-Asset Fund .................................................................. $ 16,932,213 $ 4,039,132
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Equity Risk Exposure: 2,739,452 10,813,326 3,381,800
Unrealized Appreciation on Futures Contracts
*
.................................. $ 970,875 $ – $ –
Swaps at Value (Assets)
**
................................................. 563,436 947,646 892,730
Unrealized Depreciation on Futures Contracts
*
................................. (1,140,882) – –
Swaps at Value (Liabilities)
**
............................................... (64,257) (9,865,680) (2,489,070)
2,739,452 10,813,326 3,381,800
Foreign Exchange Rate Risk Exposure: 10,731,539 745,487 127,533
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ............ 5,169,935 1,898 12,225
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ........... (5,561,604) (743,589) (115,308)
10,731,539 745,487 127,533

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Interest Rate Risk Exposure: 13,070,387 14,222,925 –
Unrealized Appreciation on Futures Contracts
*
.................................. 1,417,135 – –
Swaps at Value (Assets)
**
................................................. 4,660,465 – –
Unrealized Depreciation on Futures Contracts
*
................................. (1,260,958) (4,693,211) –
Swaps at Value (Liabilities)
**
............................................... (5,731,831) (9,529,714) –
13,070,387 14,222,925 –
Credit Risk Exposure: – 5,943,464 –
Swaps at Value (Liabilities)
**
............................................... – (5,943,464) –
– 5,943,464 –
Commodity Risk Exposure: 3,481,885 – –
Unrealized Appreciation on Futures Contracts
*
.................................. 1,386,322 – –
Unrealized Depreciation on Futures Contracts
*
................................. (2,095,563) – –
3,481,885 – –
Net Fair Value of Derivative Contracts: (3,373,852) (59,652,228) (3,398,846)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...................... (723,071) (4,693,211) –
Swaps at Value
**
........................................................ (572,187) (24,391,212) (1,596,340)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts (391,669) (741,691) (103,083)
3,373,852 59,652,228 3,398,846
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Equity Risk Exposure: 47,045,495 4,216,121 40,468,122 7,161,049
Unrealized Appreciation on Futures Contracts
*
.................. $ 8,223,215 $ 1,812,648 $ 15,141,814 $ 2,654,768
Swaps at Value (Assets)
**
................................. 4,317,756 769,359 6,935,770 1,091,330
Unrealized Depreciation on Futures Contracts
*
................. (56,825) (1,312,424) (1,352,212) (211,900)
Swaps at Value (Liabilities)
**
............................... (34,447,695) (321,688) (17,038,329) (3,203,050)
47,045,495 4,216,121 40,468,122 7,161,049
Foreign Exchange Rate Risk Exposure: 3,908,796 14,722,026 122,112,046 19,986,635
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 3,693,333 8,105,720 55,842,051 9,012,706
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (215,463) (6,616,306) (66,269,995) (10,973,929)
3,908,796 14,722,026 122,112,046 19,986,635
Interest Rate Risk Exposure: – 37,057,070 74,660,821 13,407,577
Unrealized Appreciation on Futures Contracts
*
.................. – 1,557,825 2,773,025 507,957
Swaps at Value (Assets)
**
................................. – 17,504,796 33,411,401 6,067,798
Unrealized Depreciation on Futures Contracts
*
................. – (640,937) (8,886,965) (1,548,583)
Swaps at Value (Liabilities)
**
............................... – (17,353,519) (29,589,431) (5,283,242)
– 37,057,070 74,660,821 13,407,577
Credit Risk Exposure: – 1,277,049 3,616,176 630,898
Swaps at Value (Assets)
**
................................. – 975,557 3,169,366 550,800
Swaps at Value (Liabilities)
**
............................... – (301,491) (446,810) (80,100)
– 1,277,049 3,616,176 630,898
Commodity Risk Exposure: – 8,765,066 79,422,011 14,607,392
Unrealized Appreciation on Futures Contracts
*
.................. – 4,063,231 34,556,275 6,388,559
Unrealized Depreciation on Futures Contracts
*
................. – (4,701,831) (44,865,732) (8,218,834)
– 8,765,066 79,422,011 14,607,392
Net Fair Value of Derivative Contracts: (48,615,618) 3,540,938 (33,239,544) (6,491,440)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 8,166,390 778,512 (2,633,795) (428,033)
Swaps at Value
**
........................................ (30,129,939) 1,273,014 (3,558,033) (856,464)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... 3,477,870 1,489,414 (10,427,944) (1,961,223)
48,615,618 3,540,938 33,239,544 6,491,440
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Equity Risk Exposure: 1,905,291 – 45,490,166 1,115,101
Unrealized Appreciation on Futures Contracts
*
.................. $ 881,743 $ – $ 3,772,428 $ –

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Swaps at Value (Assets)
**
................................. 38,365 – 10,389,024 509,820
Unrealized Depreciation on Futures Contracts
*
................. (869,152) – (6,759,844) –
Swaps at Value (Liabilities)
**
............................... (116,032) – (24,568,869) (605,281)
1,905,291 – 45,490,166 1,115,101
Foreign Exchange Rate Risk Exposure: 8,228,080 – 62,412,196 115,455
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 3,932,479 – 31,769,648 115,087
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (4,295,601) – (30,642,548) (368)
8,228,080 – 62,412,196 115,455
Interest Rate Risk Exposure: 5,293,777 – 97,985,869 –
Unrealized Appreciation on Futures Contracts
*
.................. 5,205,207 – 9,716,531 –
Swaps at Value (Assets)
**
................................. – – 36,672,272 –
Unrealized Depreciation on Futures Contracts
*
................. (88,570) – (5,442,917) –
Swaps at Value (Liabilities)
**
............................... – – (46,154,148) –
5,293,777 – 97,985,869 –
Commodity Risk Exposure: 4,833,427 63,777,894 10,110,831 –
Unrealized Appreciation on Futures Contracts
*
.................. 2,142,109 31,506,529 4,073,146 –
Unrealized Depreciation on Futures Contracts
*
................. (2,691,317) (32,271,365) (6,037,686) –
4,833,427 63,777,894 10,110,831 –
Net Fair Value of Derivative Contracts: 3,698,442 (1,529,672) (47,553,026) (76,203)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... 4,580,020 (764,836) (678,342) –
Swaps at Value
**
........................................ (77,667) – (23,661,721) (95,461)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... (363,122) – 1,127,100 114,719
3,698,442 1,529,672 47,553,026 76,203
* Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities.
** Includes the fair value of centrally cleared swap contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities .

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended December 31, 2023:
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 1,681,958 (51,665,676) 27,128,904
Futures Contracts ....................................................... $ 968,175 $ (4,786,617) $ –
Swap Contracts ........................................................ 713,783 (43,518,260) 27,128,904
Written Option Contracts .................................................. – 167,528 –
Purchased Option Contracts ............................................... – (3,528,327) –
1,681,957.95 (51,665,676.28) 27,128,904.26
Foreign Exchange Rate Risk Exposure: (614,933) 1,373,441 (35,929)
Forward Foreign Currency Exchange Contracts ................................. (614,933) 1,373,441 (35,929)
(614,933) 1,373,441 (35,929)
Interest Rate Risk Exposure: (1,587,844) (7,805,095) –
Futures Contracts ....................................................... (2,248,532) 5,406,397 –
Swap Contracts ........................................................ 660,687 (13,211,492) –
(1,587,844.02) (7,805,094.87) –
Credit Risk Exposure: – (11,847,713) –
Swap Contracts ........................................................ – (11,847,713) –
– (11,847,713.2) –
Commodity Risk Exposure: (836,002) – –
Futures Contracts ....................................................... (836,001) – –
(836,001.55) – –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 161,145 11,790,720 (4,844,739)
Futures Contracts ....................................................... (309,170) (74,691) –
Swap Contracts ........................................................ 470,315 11,865,411 (4,844,739)
161,145 11,790,720 4,844,739
Foreign Exchange Rate Risk Exposure: 568,053 1,401,254 89,073
Forward Foreign Currency Exchange Contracts ................................. 568,053 (1,401,254) (89,073)
568,053 1,401,254 89,073
Interest Rate Risk Exposure: 906,935 30,317,350 –
Futures Contracts ....................................................... 619,721 (5,057,538) –
Swap Contracts ........................................................ 287,214 35,374,888 –
906,935 30,317,350 –
Credit Risk Exposure: – 495,255 –
Swap Contracts ........................................................ – 495,254 –
– 495,255 –
Commodity Risk Exposure: 574,864 – –
Futures Contracts ....................................................... (574,864) – –
574,864 – –
*
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 154,357,124 (9,269,882) (24,958,691) (3,882,081)
Futures Contracts ....................................... $ 25,973,278 $ (9,154,623) $ (42,953,656) $ (7,294,324)
Swap Contracts ........................................ 128,383,846 (115,259) 17,994,965 3,412,243
154,357,123.53 (9,269,881.91) (24,958,690.59) (3,882,080.57)
Foreign Exchange Rate Risk Exposure: (383,463) (3,538,561) (28,440,039) (5,345,628)
Forward Foreign Currency Exchange Contracts ................. (383,463) (3,538,561) (28,440,039) (5,345,628)
(383,463) (3,538,561) (28,440,039) (5,345,628)
Interest Rate Risk Exposure: – 2,676,741 41,005,542 3,941,889
Futures Contracts ....................................... – 1,352,477 49,406,113 6,358,521
Swap Contracts ........................................ – 1,324,264 (8,400,570) (2,416,632)
– 2,676,740.59 41,005,542.37 3,941,889.24
Credit Risk Exposure: – (261,524) 465,942 85,819
Swap Contracts ........................................ – (261,525) 465,942 85,819

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
*
AQR LONG-
SHORT EQUITY
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
– (261,524.44) 465,941.93 85,818.76
Commodity Risk Exposure: – 3,628,195 39,151,832 5,982,648
Futures Contracts ....................................... – 3,628,195 39,151,832 5,982,648
– 3,628,195.1 39,151,832.24 5,982,648.19
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (30,132,911) (1,042,084) (12,301,811) (2,387,681)
Futures Contracts ....................................... 13,088,654 (1,414,159) 6,155,820 1,205,451
Swap Contracts ........................................ (43,221,566) 372,078 (18,457,634) (3,593,131)
30,132,911 1,042,084 12,301,811 2,387,681
Foreign Exchange Rate Risk Exposure: 1,731,756 506,415 9,560,085 1,248,673
Forward Foreign Currency Exchange Contracts ................. 1,731,756 506,415 9,560,085 1,248,673
1,731,756 506,415 9,560,085 1,248,673
Interest Rate Risk Exposure: – 362,913 35,466,398 4,671,670
Futures Contracts ....................................... – (363,979) (44,557,474) (6,556,474)
Swap Contracts ........................................ – 1,066 9,091,076 1,884,809
– 362,913 35,466,398 4,671,670
Credit Risk Exposure: – 503,968 1,762,445 307,502
Swap Contracts ........................................ – 503,969 1,762,445 307,503
– 503,968 1,762,445 307,502
Commodity Risk Exposure: – 98,129 11,151,513 1,989,974
Futures Contracts ....................................... – 98,130 (11,151,510) (1,989,977)
– 98,129 11,151,513 1,989,974
*
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: (180,873) – 126,590,145 6,128,899
Futures Contracts ....................................... $ 404,221 $ – $ 18,825,042 $ –
Swap Contracts ........................................ (585,094) – 107,765,102 6,128,899
(180,873.2) – 126,590,144.83 6,128,899.14
Foreign Exchange Rate Risk Exposure: (77,750) – (3,250,916) (62,969)
Forward Foreign Currency Exchange Contracts ................. (77,750) – (3,250,916) (62,969)
(77,750) – (3,250,916) (62,969)
Interest Rate Risk Exposure: (8,291,904) – (20,239,708) –
Futures Contracts ....................................... (8,291,904) – (21,886,720) –
Swap Contracts ........................................ – – 1,647,012 –
(8,291,903.57) – (20,239,708.2) –
Commodity Risk Exposure: (70,787) 4,789,700 (13,726,926) –
Futures Contracts ....................................... (70,787) 4,789,700 (13,726,926) –
(70,786.96) 4,789,699.93 (13,726,926.32) –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (894,875) – (36,407,402) (562,641)
Futures Contracts ....................................... (744,168) – (1,958,940) –
Swap Contracts ........................................ (150,707) – (34,448,460) (562,641)
894,875 – 36,407,402 562,641
Foreign Exchange Rate Risk Exposure: 76,997 – 4,773,049 36,546
Forward Foreign Currency Exchange Contracts ................. 76,997 – 4,773,049 36,546
76,997 – 4,773,049 36,546
Interest Rate Risk Exposure: 7,708,273 – 19,473,290 –
Futures Contracts ....................................... 7,708,274 – 14,609,214 –
Swap Contracts ........................................ – – 4,864,077 –
7,708,273 – 19,473,290 –
Commodity Risk Exposure: 1,525,255 26,241,396 878,655 –
Futures Contracts ....................................... (1,525,255) (26,241,396) (878,658) –
1,525,255 26,241,396 878,655 –

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
The following tables present the Funds’ gross OTC derivative assets and liabilities, by counterparty and contract type, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Funds as of December 31, 2023:
AQR Alternative Risk Premia Fund
R -
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $7,685,499.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 2,584,567 $ (2,584,567) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,585,368 (2,585,368) – – – –
MLIN .......... Total Return Swap
Contracts 140,184 (64,257) 75,927 – – 75,927
MSCS .......... Total Return Swap
Contracts 423,252 – 423,252 – (330,734) 92,518
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,733,371 (5,234,192) 499,179 – (330,734) 168,445
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 2,781,025 $ (2,584,567) $ 196,458 $ – $ (196,458) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,780,579 (2,585,368) 195,211 – (195,211) –
MLIN .......... Total Return Swap
Contracts 64,257 (64,257) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,625,861 (5,234,192) 391,669 – (391,669) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR Diversified Arbitrage Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $25,540 and total additional collateral pledged was $154,008,079.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,898 $ (1,898) $ – $ – $ – $ –
GSIN .......... Total Return Basket
Swap Contracts 805,092 (805,092) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 806,990 (806,990) – – – –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Total Return Basket
Swap Contracts $ 14,459,337 $ – $ 14,459,337 $ – $ (14,459,337) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 372,866 (1,898) 370,968 – (370,968) –
GSIN .......... Total Return Basket
Swap Contracts 4,591,081 (805,092) 3,785,989 (3,785,989) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 370,723 – 370,723 – (370,723) –
MSIP .......... Total Return Basket
Swap Contracts 202,422 – 202,422 (202,422) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 19,996,429 (806,990) 19,189,439 (3,988,411) (15,201,028) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR Equity Market Neutral Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $82,136,724.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 6,111 $ (6,111) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 6,114 (6,114) –
JPMC .......... Total Return Basket
Swap Contracts 180,297 (180,297) –
Total JPMC 186,411 (186,411) – – – –
MLIN .......... Total Return Basket
Swap Contracts 54,924 (54,924) – – – –
MSIP .......... Total Return Basket
Swap Contracts 657,509 (657,509) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 904,955 (904,955) – – – –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 57,666 $ (6,111) $ 51,555 $ – $ (51,555) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 57,642 (6,114) 51,528
JPMC .......... Total Return Basket
Swap Contracts 349,690 (180,297) 169,393
Total JPMC 407,332 (186,411) 220,921 – (220,921) –
MLIN .......... Total Return Basket
Swap Contracts 74,375 (54,924) 19,451 – (19,451) –
MSIP .......... Total Return Basket
Swap Contracts 2,065,005 (657,509) 1,407,496 (1,407,496) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,604,378 (904,955) 1,699,423 (1,407,496) (291,927) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR Long-Short Equity Fund
b
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 698,344 $ – $ 698,344 $ – $ (698,344) $ –
BNPP .......... Total Return Basket
Swap Contracts 664,871 (664,871) – – – –
CITI ........... Forward Foreign
Currency Exchange
Contracts 1,846,314 (107,760) 1,738,554 – – 1,738,554
GSIN .......... Total Return Swap
Contracts 11,617 (6,130) 5,487 – – 5,487
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,847,019 (107,703) 1,739,316
JPMC .......... Total Return Swap
Contracts 571,606 (30,783) 540,823
JPMC .......... Total Return Basket
Swap Contracts 1,557,546 (1,557,546) –
Total JPMC 3,976,171 (1,696,032) 2,280,139 – – 2,280,139
MSIP .......... Total Return Basket
Swap Contracts 813,772 (23,520) 790,252 – (640,280) 149,972
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 8,011,089 (2,498,313) 5,512,776 – (1,338,624) 4,174,152

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR Long-Short Equity Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $90,116 and total additional collateral pledged was $243,010,456.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Total Return Basket
Swap Contracts $ 10,268,966 $ (664,871) $ 9,604,095 $ – $ (9,604,095) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 107,760 (107,760) – – – –
GSIN .......... Total Return Swap
Contracts 6,130 (6,130) –
GSIN .......... Total Return Basket
Swap Contracts 6,971,228 – 6,971,228
Total GSIN 6,977,358 (6,130) 6,971,228 (6,971,228) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 107,703 (107,703) –
JPMC .......... Total Return Swap
Contracts 30,783 (30,783) –
JPMC .......... Total Return Basket
Swap Contracts 17,147,068 (1,557,546) 15,589,522
Total JPMC 17,285,554 (1,696,032) 15,589,522 (15,589,522) – –
MSIP .......... Total Return Basket
Swap Contracts 23,520 (23,520) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 34,663,158 (2,498,313) 32,164,845 (22,560,750) (9,604,095) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR Macro Opportunities Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $124,362 and total additional collateral pledged was $4,338,103.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 4,052,152 $ (3,307,526) $ 744,626 $ – $ (744,626) $ –
GSIN .......... Total Return Swap
Contracts 68,139 (68,139) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 4,053,568 (3,308,780) 744,788 – – 744,788
MLIN .......... Total Return Swap
Contracts 701,220 (28,769) 672,451 – (672,451) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 8,875,079 (6,713,214) 2,161,865 – (1,417,077) 744,788
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 6,877 $ – $ 6,877 $ – $ – $ 6,877
CITI ........... Forward Foreign
Currency Exchange
Contracts 3,307,526 (3,307,526) – – – –
GSIN .......... Total Return Swap
Contracts 286,042 (68,139) 217,903 (217,903) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,308,780 (3,308,780) – – – –
MLIN .......... Total Return Swap
Contracts 28,769 (28,769) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 6,937,994 (6,713,214) 224,780 (217,903) – 6,877

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR Managed Futures Strategy Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 27,935,970 $ (27,935,970) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 154,145 – 154,145 – – 154,145
JPMC .......... Forward Foreign
Currency Exchange
Contracts 27,906,081 (27,906,081) – – – –
MLIN .......... Total Return Swap
Contracts 2,350,288 (170,788) 2,179,500
MLIN .......... Total Return Basket
Swap Contracts 1,019,491 (1,019,491) –
Total MLIN 3,369,779 (1,190,279) 2,179,500 – – 2,179,500
MSCS .......... Total Return Swap
Contracts 3,411,846 (268,935) 3,142,911 – (3,142,911) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 62,777,821 (57,301,265) 5,476,556 – (3,142,911) 2,333,645

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR Managed Futures Strategy Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $18,415 and total additional collateral pledged was $107,457,889.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 33,136,863 $ (27,935,970) $ 5,200,893 $ – $ (5,200,893) $ –
GSIN .......... Total Return Basket
Swap Contracts 10,740,275 – 10,740,275 (10,740,275) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 33,133,132 (27,906,081) 5,227,051 (3,069,986) (2,157,065) –
MLIN .......... Total Return Swap
Contracts 170,788 (170,788) –
MLIN .......... Total Return Basket
Swap Contracts 5,858,331 (1,019,491) 4,838,840
Total MLIN 6,029,119 (1,190,279) 4,838,840 (988,607) (3,150,069) 700,164
MSCS .......... Total Return Swap
Contracts 268,935 (268,935) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 83,308,324 (57,301,265) 26,007,059 (14,798,868) (10,508,027) 700,164

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR Managed Futures Strategy HV Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 4,509,072 $ (4,509,072) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 52,579 (52,579) –
GSIN .......... Total Return Basket
Swap Contracts 35,716 (35,716) –
Total GSIN 88,295 (88,295) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 4,503,634 (4,503,634) – – – –
MLIN .......... Total Return Swap
Contracts 1,003,035 (23,757) 979,278 – (941,762) 37,516
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 10,104,036 (9,124,758) 979,278 – (941,762) 37,516

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR Managed Futures Strategy HV Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $26,529 and total additional collateral pledged was $22,607,410.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 5,487,265 $ (4,509,072) $ 978,193 $ – $ (978,193) $ –
GSIN .......... Total Return Swap
Contracts 54,375 (52,579) 1,796
GSIN .......... Total Return Basket
Swap Contracts 882,692 (35,716) 846,976
Total GSIN 937,067 (88,295) 848,772 (848,772) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 5,486,664 (4,503,634) 983,030
JPMC .......... Total Return Basket
Swap Contracts 2,242,226 – 2,242,226
Total JPMC 7,728,890 (4,503,634) 3,225,256 – (3,225,256) –
MLIN .......... Total Return Swap
Contracts 23,757 (23,757) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 14,176,979 (9,124,758) 5,052,221 (848,772) (4,203,449) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR Multi-Asset Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $5,384,466.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,968,875 $ (1,968,875) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,963,604 (1,963,604) – – – –
MLIN .......... Total Return Swap
Contracts 20,286 – 20,286 – – 20,286
MSCS .......... Total Return Swap
Contracts 18,079 – 18,079 – – 18,079
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,970,844 (3,932,479) 38,365 – – 38,365
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 116,032 $ – $ 116,032 $ – $ – $ 116,032
CITI ........... Forward Foreign
Currency Exchange
Contracts 2,154,508 (1,968,875) 185,633 – (185,633) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,141,093 (1,963,604) 177,489 – (177,489) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,411,633 (3,932,479) 479,154 – (363,122) 116,032

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR Style Premia Alternative Fund
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
BANA   ......... Total Return Basket
Swap Contracts $ 1,102,675 $ – $ 1,102,675 $ – $ (283,096) $ 819,579
CITI ........... Forward Foreign
Currency Exchange
Contracts 15,882,289 (15,323,001) 559,288
CITI ........... Total Return Swap
Contracts 476,379 (476,379) –
Total CITI 16,358,668 (15,799,380) 559,288 – (80,528) 478,760
GSIN .......... Total Return Swap
Contracts 245,649 (1,113) 244,536
GSIN .......... Total Return Basket
Swap Contracts 2,761,630 (2,761,630) –
Total GSIN 3,007,279 (2,762,743) 244,536 – – 244,536
JPMC .......... Forward Foreign
Currency Exchange
Contracts 15,887,359 (15,319,547) 567,812
JPMC .......... Total Return Swap
Contracts 258,836 – 258,836
JPMC .......... Total Return Basket
Swap Contracts 1,645,282 (15,680) 1,629,602
Total JPMC 17,791,477 (15,335,227) 2,456,250 – – 2,456,250
MLIN .......... Total Return Swap
Contracts 2,056,915 (424,717) 1,632,198
MLIN .......... Total Return Basket
Swap Contracts 899,265 – 899,265
Total MLIN 2,956,180 (424,717) 2,531,463 – – 2,531,463
MSIP .......... Total Return Basket
Swap Contracts 942,393 (820,064) 122,329 – – 122,329
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 42,158,672 (35,142,131) 7,016,541 – (363,624) 6,652,917

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR Style Premia Alternative Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $244,127,762.
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BANA   ......... Total Return Swap
Contracts $ 9,584 $ – $ 9,584 $ – $ (3,265) $ 6,319
CITI ........... Forward Foreign
Currency Exchange
Contracts 15,323,001 (15,323,001) –
CITI ........... Total Return Swap
Contracts 2,735,459 (476,379) 2,259,080
Total CITI 18,058,460 (15,799,380) 2,259,080 – (2,259,080) –
GSIN .......... Total Return Swap
Contracts 1,113 (1,113) –
GSIN .......... Total Return Basket
Swap Contracts 20,562,252 (2,761,630) 17,800,622
Total GSIN 20,563,365 (2,762,743) 17,800,622 (17,800,622) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 15,319,547 (15,319,547) –
JPMC .......... Total Return Basket
Swap Contracts 15,680 (15,680) –
Total JPMC 15,335,227 (15,335,227) – – – –
MLIN .......... Total Return Swap
Contracts 424,717 (424,717) – – – –
MSIP .......... Total Return Basket
Swap Contracts 820,064 (820,064) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 55,211,417 (35,142,131) 20,069,286 (17,800,622) (2,262,345) 6,319

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
AQR Sustainable Long-Short Equity Carbon Aware Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $11,506 and total additional collateral pledged was $9,951,304.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a) NET AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 57,533 $ (184) $ 57,349 $ – $ – $ 57,349
JPMC .......... Forward Foreign
Currency Exchange
Contracts 57,554 (184) 57,370 – – 57,370
MLIN .......... Total Return Basket
Swap Contracts 509,820 (119,545) 390,275 – (390,275) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 624,907 (119,913) 504,994 – (390,275) 114,719
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 184 $ (184) $ – $ – $ – $ –
GSIN .......... Total Return Basket
Swap Contracts 485,736 – 485,736 – (485,736) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 184 (184) – – – –
MLIN .......... Total Return Basket
Swap Contracts 119,545 (119,545) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 605,649 (119,913) 485,736 – (485,736) –

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
For the year ended December 31, 2023, the average and ending volume of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
Futures Contracts:
Average Notional Balance - Long $ 190,065,126 $ 220,375,000 $ – $ 193,942,334
Average Notional Balance - Short 274,816,700 279,577,140 – 120,004
Ending Notional Balance - Long 263,475,786 – – 242,677,706
Ending Notional Balance - Short 217,131,081 343,217,905 – –
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 183,666,195 5,019,721 1,900,636 118,997,181
Average Settlement Value - Sold 188,668,862 38,315,941 3,291,193 4,593,469
Ending Value - Purchased 234,317,873 335,855 4,389,285 165,814,785
Ending Value - Sold 230,906,899 25,505,866 7,163,137 19,841,009
Exchange-Traded Option Contracts:
Average Number of Contracts - Purchased – 2,832 – –
Average Number of Contracts - Written – 2,832 – –
Ending Number of Contracts - Purchased – – – –
Ending Number of Contracts - Written – – – –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection – 110,835,000 – –
Average Notional Balance - Sell Protection – – – –
Ending Notional Balance - Buy Protection – 100,525,000 – –
Ending Notional Balance - Sell Protection – – – –
Total Return Swap Contracts:
Average Notional Balance - Long 14,014,803 – – 41,070,981
Average Notional Balance - Short 12,914,533 49,976,360 – 661,469
Ending Notional Balance - Long 31,811,753 – – 54,587,847
Ending Notional Balance - Short 12,119,942 49,976,360 – –
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 431,147,864 – – –
Average Notional Balance - Receives Fixed Rate 237,609,346 – – –
Ending Notional Balance - Pays Fixed Rate 402,999,259 – – –
Ending Notional Balance - Receives Fixed Rate 236,120,930 – – –
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – 758,509,429 489,169,286 1,613,213,524
Average Notional of Underlying Positions - Short – 132,900,615 454,191,416 1,491,261,530
Ending Notional Balance - Long – 544,475,915 593,826,301 2,216,515,257
Ending Notional Balance - Short – 169,657,366 553,815,894 2,059,083,055

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
*
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
Futures Contracts:
Average Notional Balance - Long $ 288,007,516 $ 889,677,577 $ 154,642,279 $ 276,243,802 $ 1,036,169,450
Average Notional Balance - Short 430,888,407 4,560,375,316 769,699,344 87,376,628 453,790,370
Ending Notional Balance - Long 304,088,811 2,689,813,332 478,154,902 396,571,066 1,042,459,003
Ending Notional Balance - Short 247,677,718 1,833,435,290 328,341,066 102,905,769 414,487,053
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 373,401,380 1,899,651,070 313,553,347 152,075,203 –
Average Settlement Value - Sold 365,391,729 1,976,446,838 328,065,065 171,054,250 –
Ending Value - Purchased 381,722,614 3,154,540,403 523,669,188 199,069,253 –
Ending Value - Sold 353,401,343 2,910,366,221 484,225,389 225,260,215 –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection 36,330,773 9,374,108 1,603,134 – –
Average Notional Balance - Sell Protection 13,931,004 43,943,918 7,666,106 – –
Ending Notional Balance - Buy Protection 13,861,679 – – – –
Ending Notional Balance - Sell Protection 13,989,436 117,639,751 20,618,685 – –
Total Return Swap Contracts:
Average Notional Balance - Long 19,475,974 77,603,989 13,576,138 1,414,296 –
Average Notional Balance - Short 14,296,938 55,844,504 8,644,277 14,919,123 –
Ending Notional Balance - Long 21,703,469 191,403,702 33,823,021 1,995,468 –
Ending Notional Balance - Short 15,663,545 – – 31,788,959 –
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 935,292,338 2,755,532,057 474,598,368 – –
Average Notional Balance - Receives Fixed Rate 655,188,329 1,460,476,465 256,536,541 – –
Ending Notional Balance - Pays Fixed Rate 988,504,819 1,890,178,372 329,983,010 – –
Ending Notional Balance - Receives Fixed Rate 824,040,856 2,209,915,641 389,656,434 – –
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – 781,163,948 131,978,003 – –
Average Notional of Underlying Positions - Short – 765,917,226 129,731,240 – –
Ending Notional Balance - Long – 844,325,641 152,993,520 – –
Ending Notional Balance - Short – 842,118,907 153,199,498 – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
9. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR
SUSTAINABLE
LONG-SHORT
EQUITY CARBON
AWARE FUND
Futures Contracts:
Average Notional Balance - Long $ 1,317,458,305 $ –
Average Notional Balance - Short 1,131,229,040 –
Ending Notional Balance - Long 1,335,757,446 –
Ending Notional Balance - Short 1,132,046,103 –
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 1,143,380,561 4,683,108
Average Settlement Value - Sold 1,109,878,728 139,406
Ending Value - Purchased 1,265,353,498 5,237,803
Ending Value - Sold 1,318,579,574 130,500
Total Return Swap Contracts:
Average Notional Balance - Long 108,916,571 –
Average Notional Balance - Short 124,458,448 –
Ending Notional Balance - Long 239,221,536 –
Ending Notional Balance - Short 197,975,632 –
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 3,465,012,594 –
Average Notional Balance - Receives Fixed Rate 1,949,067,848 –
Ending Notional Balance - Pays Fixed Rate 3,135,136,426 –
Ending Notional Balance - Receives Fixed Rate 1,873,541,362 –
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long 1,973,523,630 76,641,489
Average Notional of Underlying Positions - Short 1,824,480,048 55,476,155
Ending Notional Balance - Long 2,129,768,133 87,432,649
Ending Notional Balance - Short 2,040,002,284 65,166,359
*
Average volume of derivatives is based on the average of the notional balances, settlement values or number of contracts, as applicable, that were outstanding at the end of each quarter during the reporting period.
FUND RATIO
AQR Alternative Risk Premia Fund ........................................................................ 1.20%
AQR Diversified Arbitrage Fund .......................................................................... 1.00
AQR Diversifying Strategies Fund ........................................................................ 0.00
AQR Equity Market Neutral Fund ......................................................................... 1.10
AQR Long-Short Equity Fund ............................................................................ 1.10
AQR Macro Opportunities Fund .......................................................................... 1.00
AQR Managed Futures Strategy Fund ..................................................................... 1.05
AQR Managed Futures Strategy HV Fund .................................................................. 1.45
AQR Multi-Asset Fund ................................................................................. 0.60
AQR Risk-Balanced Commodities Strategy Fund ............................................................. 0.80
AQR Style Premia Alternative Fund ....................................................................... 1.30
AQR Sustainable Long-Short Equity Carbon Aware Fund ....................................................... 1.10

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through April 30, 2024 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has
agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses, and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser reimbursed the applicable Fund for its operating expenses under the Expense Limitation
Agreement. Such repayment shall be made only out of the share class of the Fund for which the applicable expense reimbursement was made.
Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
The amounts reimbursed by the Adviser for the year ended December 31, 2023, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at December 31, 2023 are as follows:
FUND CLASS I CLASS N CLASS R6
AQR Alternative Risk Premia Fund .................................................... 0.20% 0.20% 0.10%
AQR Diversified Arbitrage Fund ...................................................... 0.20 0.20 0.10
AQR Diversifying Strategies Fund .................................................... 0.20 0.20 0.10
AQR Equity Market Neutral Fund ..................................................... 0.20 0.20 0.10
AQR Long-Short Equity Fund ........................................................ 0.20 0.20 0.10
AQR Macro Opportunities Fund ...................................................... 0.20 0.20 0.10
AQR Managed Futures Strategy Fund ................................................. 0.20 0.20 0.10
AQR Managed Futures Strategy HV Fund .............................................. 0.20 0.20 0.10
AQR Multi-Asset Fund ............................................................. 0.20 0.20 0.10
AQR Risk-Balanced Commodities Strategy Fund ......................................... 0.20 0.20 0.10
AQR Style Premia Alternative Fund ................................................... 0.20 0.20 0.10
AQR Sustainable Long-Short Equity Carbon Aware Fund ................................... 0.20 0.20 0.10
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
DECEMBER 31 ,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
DECEMBER 31 ,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
DECEMBER 31 ,
2023 2023 20 24 20 25 20 26
AQR ALTERNATIVE RISK PREMIA FUND
Class I ........... $ 94,106 $ 310,137 $ 138,157 $ 77,874 $ 94,106
Class N ........... 9,509 42,501 21,032 11,960 9,509
Class R6 .......... 175,057 542,575 186,472 181,046 175,057
Totals $ 278,672 $ 895,213 $ 345,661 $ 270,880 $ 278,672
AQR DIVERSIFIED ARBITRAGE FUND
Class I ........... $ 71,392 $ 501,933 $ 307,319 $ 123,222 $ 71,392
Class N ........... 3,635 27,772 15,755 8,382 3,635
Class R6 .......... 40,523 239,670 117,432 81,715 40,523
Totals $ 115,550 $ 769,375 $ 440,506 $ 213,319 $ 115,550
AQR DIVERSIFYING STRATEGIES FUND
Class I ........... $ 35,498 $ 282,796 $ 156,974 $ 90,324 $ 35,498
Class N ........... 1,881 12,680 7,540 3,259 1,881
Class R6 .......... 169 47,075 40,888 6,018 169
Totals $ 37,548 $ 342,551 $ 205,402 $ 99,601 $ 37,548
AQR EQUITY MARKET NEUTRAL FUND
Class I ........... $ 113,994 $ 379,777 $ 136,888 $ 128,895 $ 113,994
Class N ........... 23,528 117,976 56,656 37,792 23,528
Class R6 .......... 59,334 113,231 18,980 34,917 59,334
Totals $ 196,856 $ 610,984 $ 212,524 $ 201,604 $ 196,856
AQR LONG-SHORT EQUITY FUND
Class I ........... $ 98,350 $ 303,837 $ 71,058 $ 134,429 $ 98,350
Class N ........... 3,762 15,444 6,160 5,522 3,762
Class R6 .......... 1,343 14,834 9,902 3,589 1,343
Totals $ 103,455 $ 334,115 $ 87,120 $ 143,540 $ 103,455

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
During the year ended December 31, 2023, the Funds repaid to the Advisor the following amounts previously reimbursed:
Pursuant to the Sub-Advisory Agreements between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% of the average daily net assets for the AQR Diversified Arbitrage Fund.
10. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds.
The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily NAV of the Class N shares of the Funds.
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
DECEMBER 31,
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
DECEMBER 31,
POTENTIAL RECOUPMENT
AMOUNTS EXPIRING
DECEMBER 31,
2023 2023 2024 2025 2026
AQR MACRO OPPORTUNITIES FUND
Class I ........... $ 150,418 $ 386,746 $ 98,175 $ 138,153 $ 150,418
Class N ........... 17,821 40,714 7,047 15,846 17,821
Class R6 .......... 154,618 492,450 210,700 127,132 154,618
Totals $ 322,857 $ 919,910 $ 315,922 $ 281,131 $ 322,857
AQR MANAGED FUTURES STRATEGY FUND
Class I ........... $ – $ – $ – $ – $ –
Class N ........... 5,743 11,038 – 5,295 5,743
Class R6 .......... 16,506 39,752 – 23,246 16,506
Totals $ 22,249 $ 50,790 $ – $ 28,541 $ 22,249
AQR MANAGED FUTURES STRATEGY HV FUND
Class I ........... $ 185,174 $ 601,908 $ 179,234 $ 237,500 $ 185,174
Class N ........... 8,285 36,692 7,171 21,236 8,285
Class R6 .......... 129,771 281,562 56,224 95,567 129,771
Totals $ 323,230 $ 920,162 $ 242,629 $ 354,303 $ 323,230
AQR MULTI-ASSET FUND
Class I ........... $ 118,583 $ 537,312 $ 208,551 $ 210,178 $ 118,583
Class N ........... 11,360 34,093 8,933 13,800 11,360
Class R6 .......... 99,191 178,487 25,674 53,622 99,191
Totals $ 229,134 $ 749,892 $ 243,158 $ 277,600 $ 229,134
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I ........... $ 153,133 $ 401,691 $ 111,810 $ 136,748 $ 153,133
Class N ........... 18,273 65,345 30,329 16,743 18,273
Class R6 .......... 16,622 28,802 2,851 9,329 16,622
Totals $ 188,028 $ 495,838 $ 144,990 $ 162,820 $ 188,028
AQR STYLE PREMIA ALTERNATIVE FUND
Class I ........... $ 53,669 $ 363,313 $ 167,507 $ 142,137 $ 53,669
Class N ........... 5,301 31,859 12,424 14,134 5,301
Class R6 .......... 86,481 590,787 271,866 232,440 86,481
Totals $ 145,451 $ 985,959 $ 451,797 $ 388,711 $ 145,451
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Class I ........... $ 75,004 $ 165,425 $ 3,140 $ 87,281 $ 75,004
Class N ........... 51,497 103,539 3,140 48,902 51,497
Class R6 .......... 79,668 353,593 56,879 217,046 79,668
Totals $ 206,169 $ 622,557 $ 63,159 $ 353,229 $ 206,169
FUND CLASS I CLASS N CLASS R6
AQR Diversified Arbitrage Fund ............................................. $ 22,860 $ 1,913 $ 9,026
AQR Diversifying Strategies Fund ........................................... 1,893 534 –
AQR Equity Market Neutral Fund ........................................... 12,963 – –
AQR Long-Short Equity Fund .............................................. 83,507 359 –
AQR Managed Futures Strategy Fund ........................................ – 1,415 –
AQR Risk-Balanced Commodities Strategy Fund ................................ 50,180 – –

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
11. Principal Risks and Concentrations
With the exception of AQR Risk-Balanced Commodities Strategy Fund, the Funds are diversified. Because a non-diversified Fund may invest in securities of a smaller number of issuers, such non-diversified Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the non-diversified Fund's performance.
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity, and commodity risks.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds' portfolios generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk). Inflation-indexed bonds are subject to certain risks, including that their value will typically fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargos or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and
higher transaction costs. To the extent a Fund’s investments in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Foreign currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
The market values of equities, such as common stocks and preferred securities or equity-related investments such as futures and option contracts, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news.
Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, extreme weather and climate-related events, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments.
Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Funds' NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ NAV or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund's
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s NAV over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing Master Agreements, and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Funds while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Funds at period end, if any, are disclosed in the Schedule of Investments.

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
Certain Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions could also increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Funds, the Adviser relies heavily on quantitative models and information and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Funds' investments. When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Funds to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Funds are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The
Funds bear the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Funds to achieve their investment objective.
In regard to the AQR Diversifying Strategies Fund, due to the Fund's strategy of investing in affiliated funds, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such affiliated funds. An investor holding the affiliated investment funds directly and in the same proportions as the Fund would incur lower overall expenses but would not receive the benefits of the active allocation of investments among the affiliated investment funds associated with an investment in the Fund. The Adviser receives management fees from each of the affiliated investment funds, but not from the Fund. If the Adviser were to invest in unaffiliated funds, however, the Adviser would not receive direct or indirect management fees on the Fund assets invested in those unaffiliated funds. There is a risk that the affiliated investment funds in which the Fund invests will have higher expense ratios and/or underperform unaffiliated funds with comparable investment strategies.
Additionally, investments in the AQR Diversifying Strategies Fund are subject to risks related to the Adviser's allocation choices. The selection of the affiliated investment funds and the allocation of the Fund's assets to the affiliated investment funds could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The Fund could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines. As with other investments, investments in other investment companies, such as the affiliated investment funds and money market mutual funds, are subject to market and manager risk. Since the AQR Diversifying Strategies Fund's investments consist primarily of affiliated funds, the Fund's risks are directly related to the risks of the affiliated investment funds. For this reason, it is important to understand the risks associated with investing in the affiliated investment funds.
In regard to the AQR Sustainable Long-Short Equity Carbon Aware Fund, the ability of the Fund to achieve its net zero carbon target will be subject to the Adviser's ability to correctly assess the carbon emissions of the companies to which the Fund has exposure and the relative performance of the investments in the portfolio. Since the carbon emissions of companies will likely change as the regulatory environment, public sentiment and markets change or time passes, the success of the Fund's net zero carbon strategy will also be subject to the Adviser's ability to continually recalculate, readjust, and execute long and/or short positions in an efficient and timely manner. Additionally, the Adviser's methodology for assessing the Fund's carbon emissions exposure may differ from the methodology used by others and may not comport with an investor's assessment due to a variety of reasons such as, the use of different carbon emission data sources and/or differing views on how net zero carbon exposure is achieved. The Adviser's methodology for calculating the Fund's carbon emissions exposure could prove to be imperfect or may not achieve its intended results.
Additionally, the AQR Sustainable Long-Short Equity Carbon Aware Fund follows a sustainable investment approach that considers the Environmental,
Social and Governance (“ESG”) characteristics of investments when constructing the Fund's portfolio. Accordingly, the Fund will have reduced exposure to industries or sectors with companies that are excluded by the Fund's dynamic ESG filter or otherwise underweighted due to their ESG characteristics and potentially increased exposure to industries or sectors that do not contain such companies. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund's performance may be lower than other funds that do not consider ESG characteristics or use different ESG criteria when constructing their portfolios. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the Fund may have fewer investment opportunities available to it. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the U.S. is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in and/or disclose their sustainable and ESG practices may fall out of favor, which would challenge the Fund's ability to assess ESG characteristics of an issuer or industry and its ability to implement its investment strategies. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis. There is also no guarantee that the Adviser will successfully implement strategies or make investments in companies that result in favorable ESG outcomes while enhancing long-term shareholder value and achieving financial returns.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
12. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds, including other AQR Funds not presented in this book, may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. The Interfund Lending Program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest income earned as a result of lending under the Interfund Lending Program is reported as interfund lending income on the Statements of Operations.
During the reporting period, average loans made to another series of the Trust (not presented in this book) under the Interfund Lending Program were as follows:
There were no open borrowings as of December 31, 2023 by any of the Funds. The Funds did not have any borrowings for the year ended December
31, 2023.
13. Line of Credit
Each series of the Trust other than the AQR Diversifying Strategies Fund (collectively, the “Participating Funds”) renewed a 364-day syndicated line of credit with $345,000,000 in committed loans (the “Agreement”) with Bank of America, N.A., as the administrative agent, effective March 17, 2023.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds
Rate or (ii) Term SOFR (including a 0.10% adjustment). The maximum loan amount available to a Participating Fund is the lesser of an amount that will not exceed the borrowing limits set forth in the Participating Fund’s Prospectus and/or Statement of Additional Information and will not cause the asset coverage ratio for any borrowings by the Participating Fund to drop below the required amount under the Agreement (between 300-500% per
Participating Fund). The Agreement is subject to an annual commitment fee allocated to each Participating Fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Participating Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid as a result of borrowing under the Agreement, and each Participating Fund's allocated commitment fee, is included in interest expense on the Statements of Operations.
There were no open borrowings as of December 31, 2023 by any of the Funds. The Funds did not have any borrowings for the year ended December
31, 2023.
14. Principal Ownership
As of December 31, 2023, the Funds had individual shareholders and/or omnibus accounts owning more than 5% of the total shares outstanding of the
Fund as follows:
FUND
AVERAGE
LOANS
WEIGHTED
AVERAGE
INTEREST
RATE
INTEREST
RECEIVED
AQR Managed Futures Strategy Fund .................................... $ 6,564,683 5.65% $ 63,971
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR
OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
PERCENTAGE
INTEREST
HELD BY ADVISER
AND/OR
AFFILIATES
AQR Alternative Risk Premia Fund .......................... 2 92.48% – %
AQR Diversified Arbitrage Fund ............................. 4 84.86 –
AQR Diversifying Strategies Fund ........................... 2 88.85 –
AQR Equity Market Neutral Fund ........................... 4 82.85 33.67
AQR Long-Short Equity Fund .............................. 5 85.76 –
AQR Macro Opportunities Fund ............................. 3 80.88 54.24

Notes to Financial Statements
AQR Funds | Annual Report | December 2023
December 31, 2023
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
15. New Accounting Pronouncements and Regulations
On October 26, 2022, the SEC adopted rule and form amendments which require open-end mutual funds to transmit streamlined annual and semi-
annual reports to shareholders that highlight key information to investors. In connection with these amendments, certain information that was previously disclosed in fund shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semi-annual basis on
Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024, and will have no effect on the Funds' accounting policies or financial statements.
16. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events requiring adjustment to, or disclosure in, these financial statements.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR
OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
PERCENTAGE
INTEREST
HELD BY ADVISER
AND/OR
AFFILIATES
AQR Managed Futures Strategy Fund ........................ 7 81.30% – %
AQR Managed Futures Strategy HV Fund ..................... 4 87.51 31.97
AQR Multi-Asset Fund ................................... 5 94.25 51.92
AQR Risk-Balanced Commodities Strategy Fund ................ 5 86.88 –
AQR Style Premia Alternative Fund .......................... 3 77.86 9.33
AQR Sustainable Long-Short Equity Carbon Aware Fund .......... 5 94.42 59.84

Report of Independent Registered Public Accounting Firm
AQR Funds | Annual Report | December 2023
To the Board of Trustees of AQR Funds and Shareholders of each of the twelve funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twelve of the funds constituting AQR Funds, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations, the statements of changes in net assets, and for AQR Alternative Risk Premia Fund and AQR Muti-Asset Fund, the statements of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations, the changes in each of their net assets, for AQR
Alternative Risk Premia Fund and AQR Multi-Asset Fund, each of their cash flows, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
December 31, 2023 by correspondence with the custodians, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2024
We have served as the auditor of one or more investment companies in AQR Funds since 2008.
AQR Alternative Risk Premia Fund (1) AQR Managed Futures Strategy Fund (2)
AQR Diversified Arbitrage Fund (3) AQR Managed Futures Strategy HV Fund (2)
AQR Diversifying Strategies Fund (4) AQR Multi-Asset Fund (1)
AQR Equity Market Neutral Fund (3) AQR Risk-Balanced Commodities Strategy Fund (2)
AQR Long-Short Equity Fund (3) AQR Style Premia Alternative Fund (2)
AQR Macro Opportunities Fund (2) AQR Sustainable Long-Short Equity Carbon Aware Fund (5)
(1) Consolidated statement of assets and liabilities, including the consolidated schedule of investments, as of December 31, 2023, and the related consolidated statements of operations and of cash flows for the year ended December 31, 2023, consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2023, and consolidated financial highlights for each of the five years in the period ended December 31, 2023
(2) Consolidated statement of asset and liabilities, including the consolidated schedule of investments, as of December 31, 2023, and the related consolidated statement of operations for the year ended December 31, 2023, consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2023, and consolidated financial highlights for each of the five years in the period ended December 31, 2023
(3) Statement of assets and liabilities, including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year ended December 31, 2023, statement of changes in net assets for each of the two years in the period ended
December 31, 2023, and financial highlights for each of the five years in the period ended December 31, 2023
(4) Statement of assets and liabilities, including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year ended December 31, 2023, statement of changes in net assets for each of the two years in the period ended
December 31, 2023, and financial highlights for each of the three years in the period ended December 31, 2023 and for the period
June 8, 2020 (commencement of operations) through December 31, 2020
(5) Statement of assets and liabilities, including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year ended December 31, 2023, statement of changes in net assets for each of the two years in the period ended
December 31, 2023, and financial highlights for each of the two years in the period ended December 31, 2023 and for the period
December 16, 2021 (commencement of operations) through December 31, 2021

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | December 2023
For the fiscal year ended December 31, 2023, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:
For the fiscal year ended December 31, 2023, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended December 31, 2023:
The Funds hereby designated the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from
U.S. withholding tax for nonresident aliens and foreign corporations for the ﬁscal year ended December 31, 2023:
The Funds hereby designated the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from
U.S. withholding tax for nonresident aliens and foreign corporations for the ﬁscal year ended December 31, 2023:
FUND PERCENTAGE
AQR Alternative Risk Premia Fund ........................................................................ 100.00%
AQR Diversified Arbitrage Fund ........................................................................... 2.50%
AQR Diversifying Strategies Fund ......................................................................... 5.30%
AQR Equity Market Neutral Fund ......................................................................... 1.49%
AQR Macro Opportunities Fund ........................................................................... 4.45%
AQR Multi-Asset Fund ................................................................................. 47.89%
AQR Style Premia Alternative Fund ........................................................................ 1.68%
FUND PERCENTAGE
AQR Alternative Risk Premia Fund ........................................................................ 38.32%
AQR Diversified Arbitrage Fund ........................................................................... 1.27%
AQR Diversifying Strategies Fund ......................................................................... 0.01%
AQR Macro Opportunities Fund ........................................................................... 1.48%
AQR Multi-Asset Fund ................................................................................. 19.02%
FUND TOTAL
AQR Diversifying Strategies Fund ......................................................................... $ 509,034
AQR Equity Market Neutral Fund ......................................................................... 505,107
AQR Long-Short Equity Fund ............................................................................ 4,482,450
AQR Risk-Balanced Commodities Strategy Fund .............................................................. 18,247
FUND PERCENTAGE
AQR Diversified Arbitrage Fund ................................................ 60.01%
AQR Diversifying Strategies Fund .............................................. 14.09%
AQR Equity Market Neutral Fund .............................................. 10.63%
AQR Long-Short Equity Fund ................................................. 12.16%
AQR Macro Opportunities Fund ................................................ 10.10%
AQR Managed Futures Strategy Fund ........................................... 30.56%
AQR Managed Futures Strategy HV Fund ........................................ 27.15%
AQR Multi-Asset Fund ...................................................... 34.23%
AQR Risk-Balanced Commodities Strategy Fund ................................... 22.21%
AQR Style Premia Alternative Fund ............................................. 9.52%
AQR Sustainable Long-Short Equity Carbon Aware Fund ............................. 7.46%
FUND PERCENTAGE
AQR Alternative Risk Premia Fund ............................................. 3.52%
AQR Diversified Arbitrage Fund ................................................ 60.88%
AQR Diversifying Strategies Fund .............................................. 14.38%
AQR Equity Market Neutral Fund .............................................. 10.63%
AQR Long-Short Equity Fund ................................................. 13.14%
AQR Macro Opportunities Fund ................................................ 11.59%
AQR Managed Futures Strategy Fund ........................................... 30.56%
AQR Managed Futures Strategy HV Fund ........................................ 27.15%
AQR Multi-Asset Fund ...................................................... 30.87%
AQR Risk-Balanced Commodities Strategy Fund ................................... 22.21%
AQR Style Premia Alternative Fund ............................................. 10.26%
AQR Sustainable Long-Short Equity Carbon Aware Fund ............................. 7.46%

Other Federal Tax Information (Unaudited)
AQR Funds | Annual Report | December 2023
Other Tax Matters
On December 19, 2023, the AQR Managed Futures Strategy Fund paid a distribution to shareholders in the aggregate amount of $110,449,927. It has been subsequently determined that $1,383,957 (1.2%) is estimated to be a return of capital and, accordingly, this updated information is being provided pursuant to Rule 19a-1(e) under the 1940 Act. Such source designation and amount are for financial accounting purposes and do not reflect the tax character of the distribution; they are estimates only and are not being provided for tax reporting purposes.

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2023
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ended 12/31/2023” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/23
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDED
        12/31/23
AQR Alternative Risk Premia Fund
Class I
Actual Return $1,000.00 $1,030.60 4.28% $21.91
Hypothetical Return $1,000.00 $1,003.63 4.28% $21.62
Class N
Actual Return $1,000.00 $1,028.70 4.55% $23.27
Hypothetical Return $1,000.00 $1,002.27 4.55% $22.96
Class R6
Actual Return $1,000.00 $1,030.50 4.19% $21.44
Hypothetical Return $1,000.00 $1,004.08 4.19% $21.17
AQR Diversified Arbitrage Fund
Class I
Actual Return $1,000.00 $1,032.70 1.32% $6.76
Hypothetical Return $1,000.00 $1,018.55 1.32% $6.72
Class N
Actual Return $1,000.00 $1,031.70 1.57% $8.04
Hypothetical Return $1,000.00 $1,017.29 1.57% $7.98
Class R6
Actual Return $1,000.00 $1,033.70 1.22% $6.25
Hypothetical Return $1,000.00 $1,019.06 1.22% $6.21
AQR Diversifying Strategies Fund
Class I
Actual Return $1,000.00 $1,054.80 0.20% $1.04
Hypothetical Return $1,000.00 $1,024.20 0.20% $1.02
Class N
Actual Return $1,000.00 $1,054.00 0.45% $2.33
Hypothetical Return $1,000.00 $1,022.94 0.45% $2.29
Class R6
Actual Return $1,000.00 $1,056.30 0.10% $0.52
Hypothetical Return $1,000.00 $1,024.70 0.10% $0.51

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2023
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/23
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDED
        12/31/23
AQR Equity Market Neutral Fund
Class I
Actual Return $1,000.00 $1,124.00 1.41% $7.55
Hypothetical Return $1,000.00 $1,018.10 1.41% $7.17
Class N
Actual Return $1,000.00 $1,121.70 1.66% $8.88
Hypothetical Return $1,000.00 $1,016.84 1.66% $8.44
Class R6
Actual Return $1,000.00 $1,124.20 1.32% $7.07
Hypothetical Return $1,000.00 $1,018.55 1.32% $6.72
AQR Long-Short Equity Fund
Class I
Actual Return $1,000.00 $1,141.30 1.35% $7.29
Hypothetical Return $1,000.00 $1,018.40 1.35% $6.87
Class N
Actual Return $1,000.00 $1,139.50 1.60% $8.63
Hypothetical Return $1,000.00 $1,017.14 1.60% $8.13
Class R6
Actual Return $1,000.00 $1,170.50 1.25% $6.84
Hypothetical Return $1,000.00 $1,018.90 1.25% $6.36
AQR Macro Opportunities Fund
Class I
Actual Return $1,000.00 $1,019.40 1.22% $6.21
Hypothetical Return $1,000.00 $1,019.06 1.22% $6.21
Class N
Actual Return $1,000.00 $1,017.60 1.47% $7.48
Hypothetical Return $1,000.00 $1,017.80 1.47% $7.48
Class R6
Actual Return $1,000.00 $1,019.10 1.12% $5.70
Hypothetical Return $1,000.00 $1,019.56 1.12% $5.70
AQR Managed Futures Strategy Fund
Class I
Actual Return $1,000.00 $1,000.80 1.26% $6.35
Hypothetical Return $1,000.00 $1,018.85 1.26% $6.41
Class N
Actual Return $1,000.00 $1,000.20 1.52% $7.66
Hypothetical Return $1,000.00 $1,017.54 1.52% $7.73
Class R6
Actual Return $1,000.00 $1,001.80 1.17% $5.90
Hypothetical Return $1,000.00 $1,019.31 1.17% $5.96
AQR Managed Futures Strategy HV Fund
Class I
Actual Return $1,000.00 $984.80 1.68% $8.40
Hypothetical Return $1,000.00 $1,016.74 1.68% $8.54
Class N
Actual Return $1,000.00 $983.70 1.93% $9.65
Hypothetical Return $1,000.00 $1,015.48 1.93% $9.80
Class R6
Actual Return $1,000.00 $986.00 1.58% $7.91
Hypothetical Return $1,000.00 $1,017.24 1.58% $8.03

Fund Expense Examples (Unaudited)
AQR Funds | Annual Report | December 2023
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  12/31/23
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDED
        12/31/23
AQR Multi-Asset Fund
Class I
Actual Return $1,000.00 $1,051.80 0.97% $5.02
Hypothetical Return $1,000.00 $1,020.32 0.97% $4.94
Class N
Actual Return $1,000.00 $1,050.60 1.22% $6.31
Hypothetical Return $1,000.00 $1,019.06 1.22% $6.21
Class R6
Actual Return $1,000.00 $1,051.70 0.88% $4.55
Hypothetical Return $1,000.00 $1,020.77 0.88% $4.48
AQR Risk-Balanced Commodities Strategy Fund
Class I
Actual Return $1,000.00 $1,015.90 1.01% $5.13
Hypothetical Return $1,000.00 $1,020.11 1.01% $5.14
Class N
Actual Return $1,000.00 $1,013.40 1.25% $6.34
Hypothetical Return $1,000.00 $1,018.90 1.25% $6.36
Class R6
Actual Return $1,000.00 $1,015.40 0.90% $4.57
Hypothetical Return $1,000.00 $1,020.67 0.90% $4.58
AQR Style Premia Alternative Fund
Class I
Actual Return $1,000.00 $1,066.80 1.70% $8.86
Hypothetical Return $1,000.00 $1,016.64 1.70% $8.64
Class N
Actual Return $1,000.00 $1,066.00 1.93% $10.05
Hypothetical Return $1,000.00 $1,015.48 1.93% $9.80
Class R6
Actual Return $1,000.00 $1,067.40 1.60% $8.34
Hypothetical Return $1,000.00 $1,017.14 1.60% $8.13
AQR Sustainable Long-Short Equity Carbon Aware Fund
Class I
Actual Return $1,000.00 $1,145.10 1.32% $7.14
Hypothetical Return $1,000.00 $1,018.55 1.32% $6.72
Class N
Actual Return $1,000.00 $1,143.30 1.57% $8.48
Hypothetical Return $1,000.00 $1,017.29 1.57% $7.98
Class R6
Actual Return $1,000.00 $1,145.90 1.22% $6.60
Hypothetical Return $1,000.00 $1,019.06 1.22% $6.21
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365
(to reflect the one-half year period unless stated otherwise).

Trustees and Officers (Unaudited)
AQR Funds | Annual Report | December 2023
December 31, 2023
The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of six individuals
(each, a “Trustee”), five of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are
responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the
1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the
Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser and the Funds' administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.
Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is One Greenwich
Plaza, Suite 130, Greenwich CT 06830. The Statement of Additional Information (“SAI”) for the Funds includes additional disclosure regarding the
Trustees. The SAI is available, without charge, upon request, by calling toll-free 866-290-2688.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Disinterested Trustees
2
William L. Atwell, M.B.A.,
1950
Chairman of the Board,
since 2023; Trustee,
since 2011
Retired from Atwell Partners, LLC (2012-
2019) (consulting)
36 Webster Financial
Corporation (since 2014)
(banking); Blucora, Inc.
(2017-2019)
L. Joe Moravy, M.B.A., CPA,
1950
Trustee, since 2008 Retired Independent Consultant (2014-
2021)
36 None
Gregg D. Behrens, M.M.,
1952
Trustee, since 2011 Retired from Northern Trust Company
(1974-2009) (banking)
36 Kiwibank (2022-2023);
Kiwi Wealth (wealth
management) (2020-
2022)
Mark A. Zurack,
M.B.A., CFA
1957
Trustee, since 2014 Professor, Columbia Business School
(since 2002)
36 Exchange Traded
Concepts Trust (18
portfolios) (since 2011)
Kathleen Hagerty, Ph.D., M.B.A.
1953
Trustee, since 2022 Provost (since 2020) and Associate
Provost (2019-2020), Northwestern
University; Interim Dean (2019-2020),
Senior Associate Dean (2016-2019) and
Professor (since 1984), Kellogg School of
Management, Northwestern University
36 None
Interested Trustees
3
David Kabiller, CFA, 1963 Trustee, since 2010 Founding Principal, AQR Capital
Management, LLC (since 1998)
36 None
Officers
John Howard, 1969 Chief Executive Officer
and President, since
August 2023
Principal, Co-Chief Operating Officer
and Head of US Wealth, AQR Capital
Management, LLC (since 2011)
N/A N/A
H.J. Willcox, J.D.,
1966
Chief Compliance
Officer, since 2013;
Anti-Money Laundering
Officer, since 2017
Principal, Chief Legal Officer and Global
Head of Compliance and Risk, AQR Capital
Management, LLC (since 2013)
N/A N/A
Bradley Asness, J.D., M.B.A.,
1969
Vice President,
since 2009
Principal and
Co-Chief Operating Officer, AQR Capital
Management, LLC (since 1998)
N/A N/A
Patrick Ryan, CPA
1965
Assistant Treasurer,
since 2020
Principal and Chief Financial Officer, AQR
Capital Management, LLC (since 2012)
N/A N/A
Matthew Plastina, 1970 Chief Financial Officer
and Treasurer, since
2022
Executive Director, AQR Capital
Management, LLC (since 2018);
Executive Director, JP Morgan Investment
Management
(2010-2018)
N/A N/A

Trustees and Officers (Unaudited)
AQR Funds | Annual Report | December 2023
December 31, 2023
_________
1 Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of
Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he or she turns 75.
2 A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
3 An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an
interested person of the Trust because of his position with the Adviser.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Nicole DonVito, J.D., 1979 Chief Legal Officer, since
2014; Vice President,
since 2009, Secretary,
since 2022
Managing Director, Senior Counsel &
Head of Registered Products, AQR Capital
Management, LLC (since 2007)
N/A N/A

Investment Adviser
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
Greenwich, CT 06830
Sub-Adviser
AQR Arbitrage, LLC
One Greenwich Plaza
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 219512, Kansas City, MO 64121-9512 | p: (866) 290-2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
a).
As of the end of the period, December 31
, 2023
,
the Registrant
has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13 (a)(1).
b). Not Applicable.
c). There have been amendments to the Registrant’s Code of Ethics during the fiscal year ended December 31, 2023 (“Reporting Period”).
d). Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.
e). Not Applicable.
f). Attached.

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has determined that its Audit Committee has two “audit committee financial experts”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee. Mr. L. Joe Moravy and Ms. Kathleen Hagerty, the Registrant’s audit committee financial experts, are “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended December 31, 2022 and December 31, 2023 were:

	2022	2023
Audit Fees (a)	$1,045,930	$1,074,247
Audit Related Fees (b)	$2,500	$0
Tax Fees (c)	$302,660	$326,720
All Other Fees (d)	$2,061	$2,155
Total:	$1,353,151	$1,403,122

(a)

Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements.  These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the Securities and Exchange Commission (the “Commission”).

(b)           Audit Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably
related to the performance of the audit of the Registrant’s December 31, 2023 annual financial statements that are not reported under “Audit Fees” above. The audit related services provided by PricewaterhouseCoopers LLP for the year-ended December 31, 2022 relate to procedures performed by PricewaterhouseCoopers LLP in connection with its review of amendments to the Registrant’s Registration Statement, and for the year-ended December 31, 2023 there were no audit related services provided by PricewaterhouseCoopers LLP.

(c)           Tax Fees: The December 31, 2022 and December 31, 2023 fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning.  The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)           All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)           Audit Committee Pre-approval Policies and Procedures:

(i)
Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)
0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)            Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)           Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2022 and December 31, 2023: $273,950 and $287,789, respectively.

(h)           Not Applicable.

(i)            The Registrant is not a foreign issuer, as identified by the Commission  pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (“PCAOB”) has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the Registrant is not owned or controlled by a governmental entity in the foreign jurisdiction.

(j)            The Registrant is not a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the PCAOB has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the Registrant is so identified
.

Also, the Registrant does not use a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in
the
financial
statements
of
the
Registrant.

(1) Not Applicable.

(2) Not Applicable.

(3) Not Applicable.

(4) Not Applicable.

(5) Not Applicable.

Item 5. Audit Committee of Listed Registrants.
(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act.  All of the Board’s independent Trustees, William L. Atwell, Gregg D. Behrens, Kathleen Hagerty, L. Joe Moravy, and Mark A. Zurack, are members of the Audit Committee.
(b) Not Applicable.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940
.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
codeofethics
(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
section302
(b)

Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ John Howard
-----------------------------------
John Howard,
Principal Executive Officer
February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Howard
----------------------------------
John Howard,
Principal Executive Officer
February 26, 2024

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina,
Principal Financial Officer
February 26, 2024